 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	16.4%
United Kingdom	11.0%
France	7.0%
Germany	6.5%
Canada	6.2%
Switzerland	5.1%
Cayman Islands	4.4%
Australia	4.4%
Korea (South)	3.8%
Other*	35.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.3
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
9.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	23.9
Industrials	10.2
Information Technology	11.5
Consumer Discretionary	11.0
Consumer Staples	9.0
Materials	7.8
Health Care	7.3
Energy	7.2
Telecommunication Services	4.2
Real Estate	2.8

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
		Shares	Value
Australia - 4.4%
AGL Energy Ltd.		166,551	$2,714,356
Alumina Ltd.		616,448	1,213,400
Amcor Ltd.		299,833	3,089,771
AMP Ltd.		739,970	2,240,014
APA Group unit		306,167	1,916,670
Aristocrat Leisure Ltd.		139,389	2,796,224
ASX Ltd.		49,602	2,180,643
Aurizon Holdings Ltd.		521,385	1,754,587
Australia & New Zealand Banking Group Ltd.		754,002	15,157,102
Bank of Queensland Ltd.		96,866	729,818
Bendigo & Adelaide Bank Ltd.		127,052	1,011,234
BHP Billiton Ltd.		824,491	19,234,757
BlueScope Steel Ltd.		142,522	1,751,518
Boral Ltd.		303,107	1,559,877
Brambles Ltd.		412,489	3,052,081
Caltex Australia Ltd.		67,511	1,569,954
Challenger Ltd.		151,758	1,226,959
Cimic Group Ltd.		24,087	819,651
Coca-Cola Amatil Ltd.		137,330	958,580
Cochlear Ltd.		14,827	2,157,768
Commonwealth Bank of Australia		449,983	24,229,079
Computershare Ltd.		120,181	1,528,888
Crown Ltd.		93,484	907,349
CSL Ltd.		116,125	14,874,341
DEXUS Property Group unit		264,128	1,878,360
Dominos Pizza Enterprises Ltd.		15,261	483,120
Flight Centre Travel Group Ltd. (a)		14,105	590,882
Fortescue Metals Group Ltd.		408,114	1,384,676
Goodman Group unit		466,932	3,176,791
Harvey Norman Holdings Ltd. (a)		142,796	376,408
Healthscope Ltd.		441,159	803,763
Incitec Pivot Ltd.		422,331	1,201,836
Insurance Australia Group Ltd.		610,405	3,613,548
Lendlease Group unit		143,390	1,923,056
Macquarie Group Ltd.		82,881	6,749,685
Medibank Private Ltd.		715,095	1,571,606
Mirvac Group unit		961,154	1,612,989
National Australia Bank Ltd.		689,548	14,990,116
Newcrest Mining Ltd.		194,762	3,086,970
Orica Ltd.		94,401	1,406,491
Origin Energy Ltd. (b)		456,211	3,330,697
QBE Insurance Group Ltd.		351,189	2,622,883
Ramsay Health Care Ltd.		36,960	1,796,837
realestate.com.au Ltd.		12,985	786,135
Rio Tinto Ltd.		105,899	6,302,491
Santos Ltd. (b)		483,599	2,227,368
Scentre Group unit		1,366,603	4,130,575
SEEK Ltd.		83,051	1,208,047
Sonic Healthcare Ltd.		104,672	1,855,859
South32 Ltd.		1,341,249	3,721,995
SP AusNet		477,741	616,708
Stockland Corp. Ltd. unit		614,250	1,909,341
Suncorp Group Ltd.		334,502	3,518,194
Sydney Airport unit		287,312	1,538,293
Tabcorp Holdings Ltd.		495,714	1,630,080
Telstra Corp. Ltd.		1,068,479	2,540,442
The GPT Group unit		465,487	1,687,908
TPG Telecom Ltd.		95,397	400,150
Transurban Group unit		570,905	4,974,699
Treasury Wine Estates Ltd.		184,959	2,641,954
Vicinity Centers unit		861,917	1,578,149
Wesfarmers Ltd.		291,247	9,581,907
Westfield Corp. unit (b)		510,477	3,527,488
Westpac Banking Corp.		871,375	18,717,539
Woodside Petroleum Ltd.		240,602	5,830,631
Woolworths Group Ltd.		335,264	7,012,307

TOTAL AUSTRALIA			249,213,595

Austria - 0.2%
Andritz AG		18,428	991,623
Erste Group Bank AG		77,430	3,796,281
IMMOFINANZ Immobilien Anlagen AG		81	213
OMV AG		37,869	2,355,126
Raiffeisen International Bank-Holding AG		38,833	1,313,052
Voestalpine AG		29,805	1,573,233

TOTAL AUSTRIA			10,029,528

Bailiwick of Jersey - 0.8%
Experian PLC		237,480	5,441,189
Glencore Xstrata PLC		3,142,666	15,173,065
Randgold Resources Ltd.		24,443	1,981,927
Shire PLC		233,460	12,431,729
Wolseley PLC		64,330	4,941,822
WPP PLC		324,879	5,574,966

TOTAL BAILIWICK OF JERSEY			45,544,698

Belgium - 0.7%
Ageas		48,518	2,604,340
Anheuser-Busch InBev SA NV		195,682	19,547,198
Colruyt NV		15,882	895,281
Groupe Bruxelles Lambert SA		20,682	2,371,681
KBC Groep NV		64,493	5,638,638
Proximus		38,941	1,195,850
Solvay SA Class A		19,118	2,668,845
Telenet Group Holding NV (b)		13,040	764,679
UCB SA		32,710	2,479,057
Umicore SA		53,151	2,969,205

TOTAL BELGIUM			41,134,774

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		824,000	414,369
Alibaba Pictures Group Ltd. (b)		3,210,000	361,595
Beijing Enterprises Water Group Ltd.		1,506,000	874,358
Brilliance China Automotive Holdings Ltd.		790,000	1,406,608
Cheung Kong Infrastructure Holdings Ltd.		165,500	1,306,194
China Gas Holdings Ltd.		443,200	1,570,559
China Resource Gas Group Ltd.		220,000	809,073
Cosco Shipping Ports Ltd.		393,514	346,086
Credicorp Ltd. (United States)		17,498	4,068,110
GOME Electrical Appliances Holdings Ltd. (a)		2,586,418	278,212
Haier Electronics Group Co. Ltd.		329,000	1,138,266
Hanergy Thin Film Power Group Ltd. (b)(c)		1,902,000	2
Hongkong Land Holdings Ltd.		305,865	2,210,560
Jardine Matheson Holdings Ltd.		56,322	3,410,507
Jardine Strategic Holdings Ltd.		57,600	2,179,892
Kerry Properties Ltd.		160,000	764,884
Kingston Financial Group Ltd. (a)		1,008,000	512,452
Kunlun Energy Co. Ltd.		798,000	683,261
Li & Fung Ltd.		1,478,000	743,320
Nine Dragons Paper (Holdings) Ltd.		405,000	604,041
NWS Holdings Ltd.		419,515	827,205
Shangri-La Asia Ltd.		312,000	607,188
Sihuan Pharmaceutical Holdings Group Ltd.		980,000	236,854
Yue Yuen Industrial (Holdings) Ltd.		185,500	525,701

TOTAL BERMUDA			25,879,297

Brazil - 1.1%
Ambev SA		1,172,430	7,807,945
Atacadao Distribuicao Comercio e Industria Ltda		100,600	433,621
Banco Bradesco SA		261,983	2,385,607
Banco do Brasil SA		222,200	2,327,797
Banco Santander SA (Brasil) unit		107,700	1,171,628
BB Seguridade Participacoes SA		175,600	1,377,451
BM&F BOVESPA SA		531,025	3,835,046
BR Malls Participacoes SA		208,730	650,643
Brasil Foods SA (b)		104,800	741,905
CCR SA		320,300	1,093,511
Centrais Eletricas Brasileiras SA (Electrobras) (b)		62,100	338,047
Cielo SA		318,214	1,744,037
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		91,200	915,332
Companhia Energetica de Minas Gerais (CEMIG)		1,727	3,796
Companhia Siderurgica Nacional SA (CSN) (b)		159,600	400,002
Cosan SA Industria e Comercio		41,300	468,975
Drogasil SA		57,900	1,136,778
EDP Energias do Brasil SA		70,280	278,656
Embraer SA		174,500	1,102,829
ENGIE Brasil Energia SA		39,600	418,133
Equatorial Energia SA		51,300	1,041,903
Fibria Celulose SA		65,095	1,278,599
Hypermarcas SA		86,600	778,688
Itausa-Investimentos Itau SA		22,895	88,229
JBS SA		203,400	508,036
Klabin SA unit		155,500	942,357
Kroton Educacional SA		363,292	1,452,878
Localiza Rent A Car SA		126,054	1,003,553
Lojas Renner SA		182,330	1,697,243
M. Dias Branco SA		23,800	298,927
Multiplan Empreendimentos Imobiliarios SA		21,352	405,439
Natura Cosmeticos SA		42,800	393,522
Odontoprev SA		68,200	292,603
Petroleo Brasileiro SA - Petrobras (ON) (b)		750,111	5,273,816
Porto Seguro SA		29,300	378,043
Qualicorp SA		56,100	389,939
Rumo SA (b)		289,000	1,225,066
Sul America SA unit		51,437	317,443
Suzano Papel e Celulose SA		112,900	1,323,268
Terna Participacoes SA unit		59,100	359,168
TIM Participacoes SA		224,203	1,020,792
Ultrapar Participacoes SA		94,300	1,627,208
Vale SA		781,886	10,862,752
Vale SA sponsored ADR (a)		32,996	456,665
Weg SA		183,066	929,126

TOTAL BRAZIL			62,977,002

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		542,078	277,582
Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)		59,904	2,520,825
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		111,269	4,810,578
AltaGas Ltd. (a)		45,877	884,346
ARC Resources Ltd.		91,461	1,020,072
ATCO Ltd. Class I (non-vtg.)		19,038	576,055
Bank of Montreal		166,662	12,657,200
Bank of Nova Scotia		307,867	18,923,528
Barrick Gold Corp.		300,734	4,047,419
BCE, Inc.		38,812	1,647,156
BlackBerry Ltd. (b)		126,051	1,319,464
Bombardier, Inc. Class B (sub. vtg.) (b)		527,913	1,632,318
Brookfield Asset Management, Inc. Class A		215,740	8,550,963
CAE, Inc.		70,119	1,325,432
Cameco Corp.		97,854	1,030,403
Canadian Imperial Bank of Commerce		112,066	9,760,770
Canadian National Railway Co.		191,591	14,798,146
Canadian Natural Resources Ltd.		281,790	10,165,904
Canadian Pacific Railway Ltd.		37,248	6,796,574
Canadian Tire Ltd. Class A (non-vtg.)		16,648	2,268,832
Canadian Utilities Ltd. Class A (non-vtg.)		33,525	853,824
CCL Industries, Inc. Class B		36,192	1,755,549
Cenovus Energy, Inc.		268,824	2,692,532
CGI Group, Inc. Class A (sub. vtg.) (b)		65,521	3,796,692
CI Financial Corp.		70,823	1,490,430
Constellation Software, Inc.		5,196	3,713,545
Crescent Point Energy Corp.		141,474	1,239,599
Dollarama, Inc.		27,494	3,164,931
Element Financial Corp.		95,271	359,877
Emera, Inc.		14,430	449,438
Empire Co. Ltd. Class A (non-vtg.)		43,098	833,462
Enbridge, Inc.		424,990	12,872,667
Encana Corp.		250,638	3,121,384
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,204	3,988,332
Finning International, Inc.		43,783	1,104,507
First Capital Realty, Inc.		38,728	605,375
First Quantum Minerals Ltd.		177,305	2,554,728
Fortis, Inc.		108,268	3,634,371
Franco-Nevada Corp.		48,110	3,412,421
George Weston Ltd.		12,860	1,053,580
Gildan Activewear, Inc.		56,118	1,634,653
Goldcorp, Inc.		223,442	2,965,421
Great-West Lifeco, Inc.		77,449	2,064,784
H&R REIT/H&R Finance Trust		34,987	561,885
Husky Energy, Inc.		92,018	1,287,155
Hydro One Ltd. (d)		77,948	1,237,867
IGM Financial, Inc.		20,358	624,875
Imperial Oil Ltd.		74,639	2,321,224
Industrial Alliance Insurance and Financial Services, Inc.		26,657	1,119,679
Intact Financial Corp.		35,892	2,736,732
Inter Pipeline Ltd.		95,174	1,716,016
Jean Coutu Group, Inc. Class A (sub. vtg.)		21,753	416,610
Keyera Corp.		52,770	1,420,818
Kinross Gold Corp. (b)		320,283	1,239,773
Linamar Corp.		11,947	669,486
Loblaw Companies Ltd.		55,530	2,824,182
Lundin Mining Corp.		172,482	1,141,865
Magna International, Inc. Class A (sub. vtg.)		88,251	5,212,098
Manulife Financial Corp.		507,966	9,586,056
Methanex Corp.		21,095	1,271,500
Metro, Inc. Class A (sub. vtg.)		59,395	1,884,616
National Bank of Canada		87,849	4,172,306
Nutrien Ltd.		165,490	7,533,697
Onex Corp. (sub. vtg.)		21,156	1,566,989
Open Text Corp.		68,442	2,416,353
Pembina Pipeline Corp.		129,812	4,134,127
Power Corp. of Canada (sub. vtg.)		91,754	2,180,314
Power Financial Corp.		62,514	1,621,824
PrairieSky Royalty Ltd.		54,809	1,215,322
Restaurant Brands International, Inc.		58,422	3,179,209
RioCan (REIT)		39,486	718,095
Rogers Communications, Inc. Class B (non-vtg.)		93,091	4,394,443
Royal Bank of Canada		373,971	28,439,214
Saputo, Inc.		55,103	1,786,626
Seven Generations Energy Ltd. (b)		61,213	873,416
Shaw Communications, Inc. Class B		110,683	2,274,952
Shopify, Inc. Class A (b)		22,456	3,008,417
Smart (REIT)		16,798	376,792
SNC-Lavalin Group, Inc.		45,445	1,992,367
Sun Life Financial, Inc.		157,052	6,482,928
Suncor Energy, Inc.		424,988	16,252,121
Teck Resources Ltd. Class B (sub. vtg.)		146,877	3,686,939
TELUS Corp. (b)		50,374	1,802,785
The Toronto-Dominion Bank		474,332	26,639,729
Thomson Reuters Corp.		73,140	2,941,094
Tourmaline Oil Corp.		60,383	1,135,753
TransCanada Corp.		223,944	9,495,316
Turquoise Hill Resources Ltd. (b)		251,366	743,947
Valeant Pharmaceuticals International, Inc. (Canada) (b)		83,300	1,505,231
Vermilion Energy, Inc.		30,368	1,026,497
West Fraser Timber Co. Ltd.		17,615	1,193,175
Wheaton Precious Metals Corp.		114,417	2,374,869

TOTAL CANADA			348,535,371

Cayman Islands - 4.4%
3SBio, Inc. (d)		247,500	531,795
58.com, Inc. ADR (b)		23,723	2,073,153
AAC Technology Holdings, Inc.		189,500	2,719,850
Agile Property Holdings Ltd.		392,000	773,257
Airtac International Group		33,000	571,583
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		296,060	52,858,552
Anta Sports Products Ltd.		279,000	1,592,028
ASM Pacific Technology Ltd.		76,000	1,041,454
Autohome, Inc. ADR Class A		13,939	1,359,749
Baidu.com, Inc. sponsored ADR (b)		70,722	17,744,150
Chailease Holding Co. Ltd.		316,977	1,154,514
Cheung Kong Property Holdings Ltd.		667,116	5,759,190
China Conch Venture Holdings Ltd.		424,000	1,316,332
China Huishan Dairy Holdings Co. Ltd. (b)(c)		894,000	23,920
China Medical System Holdings Ltd.		363,000	888,906
China Mengniu Dairy Co. Ltd.		708,000	2,282,444
China Resources Land Ltd.		714,465	2,683,337
China State Construction International Holdings Ltd.		493,750	642,148
CIFI Holdings Group Co. Ltd.		866,000	681,930
CK Hutchison Holdings Ltd.		697,116	8,243,297
Country Garden Holdings Co. Ltd.		1,352,537	2,757,912
Ctrip.com International Ltd. ADR (b)		101,287	4,142,638
ENN Energy Holdings Ltd.		199,000	1,860,955
Evergrande Real Estate Group Ltd. (a)(b)		846,000	2,679,769
Fullshare Holdings Ltd. (a)		1,710,000	932,455
GCL-Poly Energy Holdings Ltd. (a)(b)		3,207,000	396,690
Geely Automobile Holdings Ltd.		1,271,000	3,342,771
General Interface Solution Holding Ltd.		39,000	233,043
Haitian International Holdings Ltd.		160,000	425,808
Hengan International Group Co. Ltd.		188,500	1,676,395
JD.com, Inc. sponsored ADR (b)		168,857	6,164,969
Kingboard Chemical Holdings Ltd.		159,500	648,893
Kingsoft Corp. Ltd.		194,000	576,059
Lee & Man Paper Manufacturing Ltd.		386,000	425,171
Longfor Properties Co. Ltd.		370,000	1,106,572
Meitu, Inc. (b)(d)		301,000	317,425
Melco Crown Entertainment Ltd. sponsored ADR		63,590	1,984,644
MGM China Holdings Ltd.		238,800	654,878
Minth Group Ltd.		184,000	873,654
Momo, Inc. ADR (b)		26,691	931,516
NetEase, Inc. ADR		20,377	5,238,315
New Oriental Education & Technology Group, Inc. sponsored ADR		34,888	3,134,338
Nexteer Auto Group Ltd.		206,000	316,946
Sands China Ltd.		625,600	3,615,581
Semiconductor Manufacturing International Corp. (a)(b)		739,500	951,066
Shenzhou International Group Holdings Ltd.		194,000	2,117,750
Shimao Property Holdings Ltd.		315,000	833,196
SINA Corp. (b)		14,997	1,432,813
Sino Biopharmaceutical Ltd.		1,144,000	2,409,046
SOHO China Ltd.		537,500	275,999
Sunac China Holdings Ltd.		621,000	2,637,839
Sunny Optical Technology Group Co. Ltd.		184,200	3,005,709
TAL Education Group ADR		82,240	2,995,181
Tencent Holdings Ltd.		1,463,900	71,969,607
Tingyi (Cayman Islands) Holding Corp.		518,000	975,185
Vipshop Holdings Ltd. ADR (b)		105,177	1,628,140
Want Want China Holdings Ltd.		1,315,000	1,162,027
Weibo Corp. sponsored ADR (a)(b)		12,077	1,383,058
WH Group Ltd. (d)		2,237,500	2,316,429
Wharf Real Estate Investment Co. Ltd.		315,000	2,361,791
Wynn Macau Ltd.		390,800	1,444,147
YY, Inc. ADR (b)		11,008	1,061,061
Zhen Ding Technology Holding Ltd.		125,230	272,014

TOTAL CAYMAN ISLANDS			250,611,044

Chile - 0.3%
AES Gener SA		658,502	184,659
Aguas Andinas SA		646,953	430,335
Banco de Chile		6,288,634	1,038,912
Banco de Credito e Inversiones		11,078	838,472
Banco Santander Chile		16,742,811	1,397,600
Cencosud SA		368,589	1,096,044
Colbun SA		1,982,626	492,941
Compania Cervecerias Unidas SA		37,405	518,155
Compania de Petroleos de Chile SA (COPEC)		109,169	1,779,852
CorpBanca SA		37,083,029	379,077
Empresa Nacional de Telecomunicaciones SA (ENTEL)		36,276	428,137
Empresas CMPC SA		328,456	1,348,396
Enel Chile SA		7,246,938	898,069
Enersis SA		7,245,149	1,653,712
LATAM Airlines Group SA		79,386	1,217,789
S.A.C.I. Falabella		187,067	1,814,369

TOTAL CHILE			15,516,519

China - 2.4%
Agricultural Bank of China Ltd. (H Shares)		6,726,000	3,792,203
Air China Ltd. (H Shares)		456,000	601,144
Aluminum Corp. of China Ltd. (H Shares) (b)		984,000	555,751
Anhui Conch Cement Co. Ltd. (H Shares)		318,500	1,987,912
AviChina Industry & Technology Co. Ltd. (H Shares)		553,000	348,668
Bank Communications Co. Ltd. (H Shares)		2,287,200	1,871,582
Bank of China Ltd. (H Shares)		20,431,024	11,090,598
Beijing Capital International Airport Co. Ltd. (H Shares)		438,000	596,544
BYD Co. Ltd. (H Shares) (a)		168,000	1,174,500
CGN Power Co. Ltd. (H Shares) (d)		2,649,000	722,393
China Cinda Asset Management Co. Ltd. (H Shares)		2,464,000	879,420
China CITIC Bank Corp. Ltd. (H Shares)		2,316,293	1,655,798
China Communications Construction Co. Ltd. (H Shares)		1,109,000	1,277,767
China Communications Services Corp. Ltd. (H Shares)		610,000	382,970
China Construction Bank Corp. (H Shares)		21,627,649	22,658,402
China Everbright Bank Co. Ltd. (H Shares)		642,000	320,833
China Galaxy Securities Co. Ltd. (H Shares)		822,500	540,247
China Huarong Asset Management Co. Ltd.		2,487,000	856,543
China Life Insurance Co. Ltd. (H Shares)		1,915,000	5,430,864
China Longyuan Power Grid Corp. Ltd. (H Shares)		786,000	772,025
China Merchants Bank Co. Ltd. (H Shares)		1,003,191	4,374,314
China Minsheng Banking Corp. Ltd. (H Shares)		1,464,860	1,370,817
China Molybdenum Co. Ltd. (H Shares)		930,000	698,865
China National Building Materials Co. Ltd. (H Shares)		962,000	1,123,899
China Oilfield Services Ltd. (H Shares)		434,000	433,000
China Pacific Insurance (Group) Co. Ltd. (H Shares)		678,600	2,994,444
China Petroleum & Chemical Corp. (H Shares)		6,563,800	6,392,218
China Railway Construction Corp. Ltd. (H Shares)		503,500	596,259
China Railway Group Ltd. (H Shares)		992,000	795,115
China Shenhua Energy Co. Ltd. (H Shares)		875,500	2,147,477
China Southern Airlines Ltd. (H Shares)		460,000	495,310
China Telecom Corp. Ltd. (H Shares)		3,620,000	1,754,730
China Vanke Co. Ltd. (H Shares)		310,300	1,282,423
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		622,000	475,814
CITIC Securities Co. Ltd. (H Shares)		587,500	1,432,168
CRRC Corp. Ltd. (H Shares)		1,103,800	975,626
Dongfeng Motor Group Co. Ltd. (H Shares)		674,000	745,332
Fuyao Glass Industries Group Co. Ltd.		126,000	433,071
GF Securities Co. Ltd. (H Shares)		337,000	593,321
Great Wall Motor Co. Ltd. (H Shares)		832,000	862,951
Guangzhou Automobile Group Co. Ltd. (H Shares)		527,376	966,003
Guangzhou R&F Properties Co. Ltd. (H Shares)		238,800	567,770
Haitong Securities Co. Ltd. (H Shares)		816,800	1,115,266
Huaneng Power International, Inc. (H Shares)		1,068,000	705,842
Huaneng Renewables Corp. Ltd. (H Shares)		1,206,000	535,588
Huatai Securities Co. Ltd. (H Shares) (d)		434,000	879,105
Industrial & Commercial Bank of China Ltd. (H Shares)		18,956,008	16,641,131
Jiangsu Expressway Co. Ltd. (H Shares)		300,000	411,337
Jiangxi Copper Co. Ltd. (H Shares)		311,000	442,148
New China Life Insurance Co. Ltd. (H Shares)		206,900	964,651
People's Insurance Co. of China Group (H Shares)		1,854,000	872,836
PetroChina Co. Ltd. (H Shares)		5,442,000	4,010,043
PICC Property & Casualty Co. Ltd. (H Shares)		1,189,334	2,129,109
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,339,000	13,083,904
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		472,000	290,062
Shanghai Electric Group Co. Ltd. (H Shares) (b)		680,000	246,884
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		130,000	705,164
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		258,410	369,605
Shanghai Pharma Holding Co. Ltd. (H Shares)		237,400	648,024
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		874,000	580,344
Sinopharm Group Co. Ltd. (H Shares)		305,200	1,286,944
TravelSky Technology Ltd. (H Shares)		252,000	736,099
Tsingtao Brewery Co. Ltd. (H Shares)		88,000	455,611
Weichai Power Co. Ltd. (H Shares)		492,800	570,489
Yanzhou Coal Mining Co. Ltd. (H Shares)		456,000	570,603
Zhejiang Expressway Co. Ltd. (H Shares)		362,000	371,745
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		135,400	717,874
Zijin Mng Group Co. Ltd. (H Shares)		1,395,000	632,770
ZTE Corp. (H Shares) (c)		180,536	407,957

TOTAL CHINA			139,408,226

Colombia - 0.1%
Bancolombia SA		61,355	725,176
Cementos Argos SA		117,245	414,475
Ecopetrol SA		1,273,743	1,405,720
Grupo de Inversiones Suramerica SA (b)		60,244	836,009
Interconexion Electrica SA ESP		99,060	510,649
Inversiones Argos SA		70,229	500,036

TOTAL COLOMBIA			4,392,065

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		43,017	1,100,057
Komercni Banka A/S		18,912	816,459
MONETA Money Bank A/S (d)		117,420	422,710
Telefonica Czech Rep A/S		13,570	185,675

TOTAL CZECH REPUBLIC			2,524,901

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,029	1,578,599
Series B		1,631	2,631,933
Carlsberg A/S Series B		27,653	3,098,900
Christian Hansen Holding A/S		25,441	2,314,130
Coloplast A/S Series B		30,205	2,558,776
Danske Bank A/S		192,379	6,716,443
DONG Energy A/S (d)		49,046	3,236,239
DSV de Sammensluttede Vognmaend A/S		48,787	3,877,055
Genmab A/S (b)		15,100	3,064,201
H Lundbeck A/S		17,423	1,013,802
ISS Holdings A/S		43,663	1,528,633
Novo Nordisk A/S Series B		478,640	22,509,457
Novozymes A/S Series B		58,766	2,762,759
Pandora A/S		27,443	3,057,575
Tryg A/S		30,557	725,578
Vestas Wind Systems A/S		55,539	3,592,920
William Demant Holding A/S (b)		29,342	1,147,104

TOTAL DENMARK			65,414,104

Egypt - 0.0%
Commercial International Bank SAE		199,584	1,065,465
Commercial International Bank SAE sponsored GDR		61,969	317,901
Eastern Tobacco Co.		27,600	322,039
Global Telecom Holding (b)		567,338	162,923

TOTAL EGYPT			1,868,328

Finland - 0.7%
Elisa Corp. (A Shares)		36,174	1,604,066
Fortum Corp.		113,741	2,624,828
Kone Oyj (B Shares)		86,831	4,326,405
Metso Corp.		29,945	1,070,021
Neste Oyj		33,000	2,785,571
Nokia Corp.		1,501,761	9,010,892
Nokian Tyres PLC		29,150	1,170,451
Orion Oyj (B Shares)		27,330	831,033
Sampo Oyj (A Shares)		114,627	6,194,455
Stora Enso Oyj (R Shares)		140,956	2,797,540
UPM-Kymmene Corp.		136,615	4,896,496
Wartsila Corp.		114,042	2,430,707

TOTAL FINLAND			39,742,465

France - 6.9%
Accor SA		47,749	2,702,604
Aeroports de Paris		7,468	1,644,948
Air Liquide SA		73,378	9,537,406
Alstom SA		39,060	1,778,738
Amundi SA (d)		15,580	1,326,039
Arkema SA		17,558	2,300,530
Atos Origin SA		24,509	3,311,912
AXA SA		498,634	14,260,262
BIC SA		7,034	717,340
bioMerieux SA		10,335	818,724
BNP Paribas SA		288,650	22,301,748
Bollore SA (b)		1,063	5,248
Bollore SA		218,125	1,084,713
Bouygues SA		55,642	2,838,916
Bureau Veritas SA		69,242	1,810,300
Capgemini SA		41,327	5,689,339
Carrefour SA		151,080	3,107,937
Casino Guichard Perrachon SA		13,708	711,150
CNP Assurances		43,287	1,110,287
Compagnie de St. Gobain		128,602	6,754,764
Credit Agricole SA		292,926	4,823,210
Danone SA		155,139	12,567,161
Dassault Aviation SA		644	1,287,084
Dassault Systemes SA		33,255	4,307,025
Edenred SA		57,800	1,989,279
EDF SA (b)		23,260	327,234
EDF SA		125,059	1,759,398
Eiffage SA		18,985	2,262,824
ENGIE		467,466	8,213,649
Essilor International SA		53,401	7,290,261
Eurazeo SA		11,331	996,145
Eutelsat Communications		45,829	992,855
Faurecia SA		19,357	1,584,860
Fonciere des Regions		8,482	949,001
Gecina SA		12,390	2,148,567
Groupe Eurotunnel SA		121,060	1,708,985
Hermes International SCA		8,104	5,243,548
ICADE		8,290	824,406
Iliad SA		6,837	1,370,143
Imerys SA		8,825	805,674
Ingenico SA		15,506	1,355,693
Ipsen SA		9,645	1,566,562
JCDecaux SA		18,425	659,046
Kering SA		19,445	11,261,863
Klepierre SA		56,624	2,319,421
L'Oreal SA		41,653	10,002,187
L'Oreal SA (b)		23,031	5,530,463
Lagardere S.C.A. (Reg.)		31,059	888,162
Legrand SA		68,677	5,349,265
LVMH Moet Hennessy - Louis Vuitton SA		71,583	24,911,754
Michelin CGDE Series B		44,163	6,215,756
Natixis SA		242,691	1,996,418
Orange SA		511,343	9,296,027
Pernod Ricard SA		54,505	9,053,574
Peugeot Citroen SA		151,167	3,727,656
Publicis Groupe SA		53,421	3,999,694
Remy Cointreau SA		6,046	833,061
Renault SA		49,379	5,357,166
Rexel SA		79,872	1,239,427
Safran SA		85,653	10,046,255
Sanofi SA		292,257	23,106,518
Schneider Electric SA		145,652	13,240,951
SCOR SE		44,737	1,817,921
SEB SA		5,633	1,080,903
Societe Generale Series A		197,362	10,801,383
Sodexo SA (b)		7,786	771,035
Sodexo SA		15,207	1,505,925
SR Teleperformance SA		14,882	2,388,413
Suez Environnement SA		95,156	1,374,328
Thales SA		27,442	3,479,591
Total SA		616,780	38,765,705
Ubisoft Entertainment SA (b)		20,174	1,927,586
Unibail-Rodamco		25,645	6,159,715
Valeo SA		61,758	4,134,658
Veolia Environnement SA		122,662	2,911,429
VINCI SA		130,245	13,022,377
Vivendi SA		266,192	7,036,616
Wendel SA		6,898	1,042,919

TOTAL FRANCE			395,441,637

Germany - 6.1%
adidas AG		48,354	11,906,188
Allianz SE		114,255	27,024,038
Axel Springer Verlag AG		12,817	1,050,169
BASF AG		235,599	24,512,539
Bayer AG		212,455	25,392,539
Bayerische Motoren Werke AG (BMW)		84,476	9,433,162
Beiersdorf AG		25,905	2,938,088
Brenntag AG		39,920	2,290,815
Commerzbank AG (b)		274,650	3,552,157
Continental AG		28,216	7,537,090
Covestro AG (d)		41,609	3,796,665
Daimler AG (Germany)		246,950	19,533,202
Deutsche Bank AG		531,474	7,294,790
Deutsche Borse AG		49,501	6,657,345
Deutsche Lufthansa AG		60,052	1,752,779
Deutsche Post AG		249,125	10,813,134
Deutsche Telekom AG		854,493	14,956,722
Deutsche Wohnen AG (Bearer)		90,923	4,297,518
Drillisch AG		14,030	1,018,252
E.ON AG		563,759	6,173,029
Evonik Industries AG		42,495	1,512,824
Fraport AG Frankfurt Airport Services Worldwide		10,782	1,046,836
Fresenius Medical Care AG & Co. KGaA		54,815	5,562,126
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	74,844
Fresenius SE & Co. KGaA		106,989	8,183,523
GEA Group AG		47,212	1,847,798
Hannover Reuck SE		15,489	2,180,947
HeidelbergCement Finance AG		38,401	3,768,274
Henkel AG & Co. KGaA		26,880	3,205,453
Hochtief AG		4,805	879,662
Hugo Boss AG		15,944	1,497,959
Infineon Technologies AG		291,881	7,473,822
Innogy SE (d)		36,007	1,588,399
K&S AG		49,244	1,451,591
KION Group AG		18,475	1,546,111
Lanxess AG		23,696	1,761,557
Linde AG		17,119	3,804,848
Linde AG		30,559	6,598,265
MAN SE		9,370	1,080,603
Merck KGaA		33,352	3,271,207
Metro Wholesale & Food Specialist AG (a)		48,029	696,868
MTU Aero Engines Holdings AG		13,375	2,309,686
Muenchener Rueckversicherungs AG		39,761	9,120,522
OSRAM Licht AG		25,648	1,479,558
ProSiebenSat.1 Media AG		60,321	2,188,330
RWE AG		134,065	3,217,701
SAP SE		252,170	28,017,520
Schaeffler AG		41,879	650,623
Siemens AG		196,406	24,942,557
Siemens Healthineers AG (b)(d)		38,870	1,515,439
Symrise AG		31,701	2,568,731
Telefonica Deutschland Holding AG		184,411	882,094
Thyssenkrupp AG		110,697	2,887,438
TUI AG		21,520	487,267
TUI AG (GB)		90,441	2,048,814
Uniper SE		52,474	1,626,646
United Internet AG		31,633	2,054,397
Volkswagen AG		8,400	1,710,234
Vonovia SE		124,263	6,243,997
Wirecard AG		30,223	4,127,844
Zalando SE (a)(b)(d)		28,871	1,490,462

TOTAL GERMANY			350,533,598

Greece - 0.1%
Alpha Bank AE (b)		366,408	969,019
EFG Eurobank Ergasias SA (b)		476,078	603,082
Ff Group (b)		7,090	134,422
Greek Organization of Football Prognostics SA		57,209	686,020
Hellenic Telecommunications Organization SA		60,668	882,815
Jumbo SA		26,467	484,537
National Bank of Greece SA (b)		1,388,079	579,980
Piraeus Bank SA (b)		71,596	303,645
Titan Cement Co. SA (Reg.)		12,970	342,227

TOTAL GREECE			4,985,747

Hong Kong - 2.5%
AIA Group Ltd.		3,102,200	27,724,982
Bank of East Asia Ltd.		312,922	1,374,063
Beijing Enterprises Holdings Ltd.		123,000	614,372
BOC Hong Kong (Holdings) Ltd.		954,000	4,931,727
BYD Electronic International Co. Ltd.		159,000	242,444
China Everbright International Ltd.		613,000	859,828
China Everbright Ltd.		268,000	589,752
China Jinmao Holdings Group Ltd.		1,298,000	734,767
China Merchants Holdings International Co. Ltd.		353,250	789,290
China Mobile Ltd.		1,579,000	15,042,337
China Overseas Land and Investment Ltd.		994,000	3,330,528
China Resources Beer Holdings Co. Ltd.		412,989	1,778,714
China Resources Pharmaceutical Group Ltd.		468,500	647,682
China Resources Power Holdings Co. Ltd.		481,780	924,109
China Taiping Insurance Group Ltd.		425,465	1,422,828
China Unicom Ltd.		1,582,000	2,237,026
CITIC Pacific Ltd.		1,516,000	2,311,901
CLP Holdings Ltd.		426,000	4,423,618
CNOOC Ltd.		4,595,000	7,773,425
CSPC Pharmaceutical Group Ltd.		1,214,000	3,092,129
Far East Horizon Ltd.		489,000	485,229
Fosun International Ltd.		661,500	1,405,683
Galaxy Entertainment Group Ltd.		609,000	5,330,353
Guangdong Investment Ltd.		776,000	1,201,118
Hang Lung Group Ltd.		218,000	658,472
Hang Lung Properties Ltd.		505,000	1,195,120
Hang Seng Bank Ltd.		197,200	4,995,060
Henderson Land Development Co. Ltd.		307,113	1,947,266
Hong Kong & China Gas Co. Ltd.		2,171,054	4,536,301
Hong Kong Exchanges and Clearing Ltd.		302,879	9,811,627
Hysan Development Co. Ltd.		154,434	898,833
Lenovo Group Ltd.		1,894,000	899,227
Link (REIT)		566,730	5,008,833
MTR Corp. Ltd.		392,564	2,205,723
New World Development Co. Ltd.		1,541,763	2,261,028
PCCW Ltd.		1,035,627	640,175
Power Assets Holdings Ltd.		350,500	2,608,016
Shanghai Industrial Holdings Ltd.		128,000	335,653
Sino Land Ltd.		828,114	1,429,470
Sino-Ocean Group Holding Ltd.		746,913	518,628
SJM Holdings Ltd.		487,000	487,793
Sun Art Retail Group Ltd.		608,417	683,832
Sun Hung Kai Properties Ltd.		373,583	6,016,347
Swire Pacific Ltd. (A Shares)		125,500	1,240,105
Swire Properties Ltd.		294,000	1,043,550
Techtronic Industries Co. Ltd.		355,500	2,082,587
Wharf Holdings Ltd.		319,000	1,061,267
Wheelock and Co. Ltd.		216,000	1,602,550

TOTAL HONG KONG			143,435,368

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		97,524	1,126,946
OTP Bank PLC		60,202	2,630,193
Richter Gedeon PLC		37,372	755,962

TOTAL HUNGARY			4,513,101

India - 2.1%
ABB Ltd. India		4	82
ACC Ltd.		10,680	254,450
Adani Ports & Special Economic Zone Ltd.		189,401	1,158,582
Ambuja Cements Ltd.		148,580	559,248
Ashok Leyland Ltd.		299,533	738,112
Asian Paints Ltd.		73,678	1,329,507
Aurobindo Pharma Ltd.		66,614	642,091
Axis Bank Ltd.		461,804	3,580,116
Bajaj Auto Ltd.		22,085	977,721
Bajaj Finance Ltd.		44,791	1,280,528
Bajaj Finserv Ltd.		9,361	770,101
Bharat Forge Ltd.		53,714	623,781
Bharat Heavy Electricals Ltd.		219,181	288,246
Bharat Petroleum Corp. Ltd.		188,574	1,095,695
Bharti Airtel Ltd.		358,949	2,204,269
Bharti Infratel Ltd.		152,647	718,419
Bosch Ltd.		1,813	528,188
Britannia Industries Ltd.		7,481	620,377
Cadila Healthcare Ltd. (b)		51,683	320,024
Cipla Ltd. (b)		85,413	778,051
Coal India Ltd.		171,021	732,051
Container Corp. of India Ltd.		12,162	238,018
Dabur India Ltd.		141,370	783,938
Dr. Reddy's Laboratories Ltd.		28,459	904,346
Eicher Motors Ltd.		3,485	1,628,284
GAIL India Ltd.		168,561	822,902
Glenmark Pharmaceuticals Ltd.		35,072	301,228
Godrej Consumer Products Ltd.		58,581	981,653
Grasim Industries Ltd.		85,945	1,409,181
Havells India Ltd.		66,714	547,159
HCL Technologies Ltd.		142,490	2,252,693
Hero Motocorp Ltd.		12,522	701,449
Hindalco Industries Ltd.		308,496	1,085,378
Hindustan Petroleum Corp. Ltd.		163,122	744,772
Hindustan Unilever Ltd.		166,714	3,772,504
Housing Development Finance Corp. Ltd.		389,061	11,007,712
ICICI Bank Ltd.		609,921	2,606,615
Idea Cellular Ltd. (b)		483,950	501,989
IDFC Bank Ltd.		301,509	218,403
Indiabulls Housing Finance Ltd.		82,270	1,610,746
Indiabulls Wholesale Services Ltd.		510	3,273
Indian Oil Corp. Ltd.		290,256	705,655
Infosys Ltd.		448,235	8,070,891
ITC Ltd.		880,290	3,720,110
JSW Steel Ltd.		223,652	1,087,462
Larsen & Toubro Ltd.		121,647	2,557,224
LIC Housing Finance Ltd.		73,374	600,732
Lupin Ltd. (b)		54,070	658,573
Mahindra & Mahindra Financial Services Ltd. (b)		77,090	610,308
Mahindra & Mahindra Ltd.		191,071	2,502,135
Marico Ltd.		119,476	596,061
Maruti Suzuki India Ltd.		27,241	3,601,339
Motherson Sumi Systems Ltd.		159,873	847,054
Nestle India Ltd.		5,899	833,500
NTPC Ltd.		427,334	1,104,916
Oil & Natural Gas Corp. Ltd.		316,278	857,233
Petronet LNG Ltd.		149,028	507,395
Piramal Enterprises Ltd. (b)		20,475	798,553
Power Finance Corp. Ltd.		154,754	203,876
Reliance Industries Ltd.		730,967	10,553,994
Rural Electrification Corp. Ltd.		191,503	366,218
Shree Cement Ltd.		2,235	568,495
Shriram Transport Finance Co. Ltd.		37,050	894,405
Siemens India Ltd.		17,780	299,550
State Bank of India		446,298	1,649,020
Sun Pharmaceutical Industries Ltd.		247,171	1,960,869
Tata Consultancy Services Ltd.		117,684	6,241,137
Tata Motors Ltd. (b)		395,386	2,007,978
Tata Motors Ltd. Class A (b)		121,672	348,690
Tata Power Co. Ltd.		303,384	401,712
Tata Steel Ltd.		88,154	784,165
Tech Mahindra Ltd.		122,194	1,228,211
Titan Co. Ltd. (b)		80,277	1,182,731
Ultratech Cemco Ltd.		23,038	1,420,363
United Spirits Ltd. (b)		14,640	795,649
UPL Ltd.		88,166	965,290
Vakrangee Ltd.		100,622	150,827
Vedanta Ltd.		383,680	1,711,026
Wipro Ltd.		289,031	1,204,578
Yes Bank Ltd.		437,609	2,373,170
Zee Entertainment Enterprises Ltd. (b)		135,750	1,198,920

TOTAL INDIA			119,491,897

Indonesia - 0.5%
PT Adaro Energy Tbk		3,581,500	469,002
PT AKR Corporindo Tbk		391,200	136,982
PT Astra International Tbk		5,227,100	2,675,371
PT Bank Central Asia Tbk		2,540,000	4,016,458
PT Bank Danamon Indonesia Tbk Series A		866,613	413,098
PT Bank Mandiri (Persero) Tbk		4,805,300	2,434,147
PT Bank Negara Indonesia (Persero) Tbk		1,862,289	1,072,150
PT Bank Rakyat Indonesia Tbk		14,337,600	3,305,799
PT Bank Tabungan Negara Tbk		1,037,700	231,259
PT Bumi Serpong Damai Tbk		1,715,600	207,166
PT Charoen Pokphand Indonesia Tbk		1,875,200	494,354
PT Gudang Garam Tbk		129,700	644,333
PT Hanjaya Mandala Sampoerna Tbk		2,339,600	592,842
PT Indocement Tunggal Prakarsa Tbk		495,000	626,428
PT Indofood CBP Sukses Makmur Tbk		591,300	367,353
PT Indofood Sukses Makmur Tbk		1,108,900	554,417
PT Jasa Marga Tbk		477,453	149,257
PT Kalbe Farma Tbk		5,750,100	620,749
PT Matahari Department Store Tbk		626,200	463,654
PT Pakuwon Jati Tbk		5,371,500	227,052
PT Perusahaan Gas Negara Tbk Series B		2,898,900	410,351
PT Semen Gresik (Persero) Tbk		725,600	501,161
PT Surya Citra Media Tbk		1,503,100	275,130
PT Telekomunikasi Indonesia Tbk Series B		12,979,200	3,541,694
PT Tower Bersama Infrastructure Tbk		518,900	206,664
PT Unilever Indonesia Tbk		398,800	1,325,475
PT United Tractors Tbk		436,012	1,063,819
PT Waskita Karya Persero Tbk		1,085,600	171,490
PT XL Axiata Tbk (b)		840,625	127,410

TOTAL INDONESIA			27,325,065

Ireland - 0.4%
AIB Group PLC		204,022	1,217,595
Bank Ireland Group PLC		237,359	2,135,429
CRH PLC		216,140	7,675,438
DCC PLC (United Kingdom)		23,241	2,239,712
James Hardie Industries PLC CDI		113,584	2,005,830
Kerry Group PLC Class A		40,881	4,171,587
Paddy Power Betfair PLC (Ireland)		20,742	2,052,687
Ryanair Holdings PLC (b)		4,983	92,882
Ryanair Holdings PLC sponsored ADR (b)		6,523	717,334

TOTAL IRELAND			22,308,494

Isle of Man - 0.1%
Gaming VC Holdings SA		140,036	1,720,629
Genting Singapore PLC		1,590,300	1,393,288
NEPI Rockcastle PLC		97,843	1,078,302

TOTAL ISLE OF MAN			4,192,219

Israel - 0.3%
Azrieli Group		10,469	480,260
Bank Hapoalim BM (Reg.)		274,919	1,883,745
Bank Leumi le-Israel BM		372,290	2,203,358
Bezeq The Israel Telecommunication Corp. Ltd.		514,378	649,163
Check Point Software Technologies Ltd. (a)(b)		33,781	3,260,204
Elbit Systems Ltd. (Israel)		5,811	672,497
Frutarom Industries Ltd.		10,203	979,490
Israel Chemicals Ltd.		180,980	813,642
Mizrahi Tefahot Bank Ltd.		35,566	651,344
NICE Systems Ltd. (b)		15,802	1,498,994
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		234,932	4,224,077

TOTAL ISRAEL			17,316,774

Italy - 1.4%
Assicurazioni Generali SpA		319,843	6,465,698
Atlantia SpA		117,118	3,889,372
Davide Campari-Milano SpA		145,859	1,095,587
Enel SpA		2,083,981	13,220,197
Eni SpA		651,989	12,745,351
Intesa Sanpaolo SpA		3,461,455	13,167,228
Intesa Sanpaolo SpA (Risparmio Shares)		237,756	943,457
Leonardo SpA		106,950	1,241,159
Luxottica Group SpA		43,552	2,722,234
Mediobanca SpA		159,645	1,940,404
Poste Italiane SpA (d)		134,941	1,320,911
Prysmian SpA		52,557	1,547,346
Recordati SpA		27,271	976,447
Snam Rete Gas SpA		586,053	2,820,255
Telecom Italia SpA (a)(b)		2,823,068	2,789,356
Terna SpA		362,011	2,175,768
UniCredit SpA		514,597	11,169,535
Unipolsai SpA		244,816	659,277

TOTAL ITALY			80,889,582

Japan - 16.4%
ABC-MART, Inc.		8,100	534,221
ACOM Co. Ltd. (a)		97,700	443,278
AEON Co. Ltd.		157,700	3,155,587
AEON Financial Service Co. Ltd.		28,900	678,352
AEON MALL Co. Ltd.		28,020	568,499
Air Water, Inc.		37,200	719,363
Aisin Seiki Co. Ltd.		45,000	2,445,115
Ajinomoto Co., Inc.		137,800	2,528,602
Alfresa Holdings Corp.		48,700	1,076,282
All Nippon Airways Ltd.		28,900	1,147,329
Alps Electric Co. Ltd.		49,300	1,094,954
Amada Holdings Co. Ltd.		89,200	1,074,610
Aozora Bank Ltd.		29,600	1,198,134
Asahi Glass Co. Ltd.		51,700	2,147,073
Asahi Group Holdings		99,400	5,033,648
Asahi Kasei Corp.		324,100	4,469,271
Asics Corp.		43,000	815,002
Astellas Pharma, Inc.		532,400	7,787,007
Bandai Namco Holdings, Inc.		51,600	1,753,513
Bank of Kyoto Ltd.		15,200	914,892
Benesse Holdings, Inc.		17,900	653,321
Bridgestone Corp.		167,300	7,022,866
Brother Industries Ltd.		59,100	1,273,688
Calbee, Inc.		19,700	664,956
Canon, Inc.		269,900	9,284,342
Canon, Inc. sponsored ADR		4,174	143,210
Casio Computer Co. Ltd.		49,700	742,409
Central Japan Railway Co.		37,000	7,435,876
Chiba Bank Ltd.		183,300	1,482,228
Chubu Electric Power Co., Inc.		166,200	2,605,047
Chugai Pharmaceutical Co. Ltd.		56,800	3,003,147
Chugoku Electric Power Co., Inc.		72,300	906,065
Coca-Cola West Co. Ltd.		32,200	1,387,322
Concordia Financial Group Ltd.		316,700	1,845,389
Credit Saison Co. Ltd.		38,600	693,119
CYBERDYNE, Inc. (a)(b)		23,800	305,011
Dai Nippon Printing Co. Ltd.		64,900	1,399,874
Dai-ichi Mutual Life Insurance Co.		277,300	5,514,546
Daicel Chemical Industries Ltd.		69,300	802,541
Daifuku Co. Ltd.		25,900	1,393,085
Daiichi Sankyo Kabushiki Kaisha		145,800	5,001,372
Daikin Industries Ltd.		64,000	7,496,524
Dainippon Sumitomo Pharma Co. Ltd.		39,200	715,368
Daito Trust Construction Co. Ltd.		17,900	2,989,064
Daiwa House Industry Co. Ltd.		145,300	5,329,793
Daiwa House REIT Investment Corp.		440	1,050,494
Daiwa Securities Group, Inc.		417,000	2,566,007
DeNA Co. Ltd.		28,900	551,194
DENSO Corp.		122,500	6,449,963
Dentsu, Inc.		55,800	2,644,018
Disco Corp.		7,400	1,305,086
Don Quijote Holdings Co. Ltd.		30,900	1,667,673
East Japan Railway Co.		84,200	8,079,565
Eisai Co. Ltd.		68,600	4,609,102
Electric Power Development Co. Ltd.		38,400	1,046,059
FamilyMart Co. Ltd.		21,200	2,061,434
Fanuc Corp.		49,800	10,667,690
Fast Retailing Co. Ltd.		13,700	6,041,685
Fuji Electric Co. Ltd.		149,000	1,068,569
Fujifilm Holdings Corp.		106,000	4,271,222
Fujitsu Ltd.		506,000	3,082,194
Fukuoka Financial Group, Inc.		205,000	1,098,884
Hakuhodo DY Holdings, Inc.		57,200	801,072
Hamamatsu Photonics K.K.		36,800	1,420,563
Hankyu Hanshin Holdings, Inc.		62,500	2,466,955
Hikari Tsushin, Inc.		5,400	877,278
Hino Motors Ltd.		63,900	781,507
Hirose Electric Co. Ltd.		8,216	1,158,898
Hisamitsu Pharmaceutical Co., Inc.		15,400	1,201,628
Hitachi Chemical Co. Ltd.		25,300	556,822
Hitachi Construction Machinery Co. Ltd.		28,300	1,031,609
Hitachi High-Technologies Corp.		17,300	808,663
Hitachi Ltd.		1,241,000	9,099,759
Hitachi Metals Ltd.		54,100	621,566
Honda Motor Co. Ltd.		441,900	15,195,156
Hoshizaki Corp.		13,700	1,274,506
Hoya Corp.		99,200	5,319,341
Hulic Co. Ltd.		74,000	796,725
Idemitsu Kosan Co. Ltd.		35,200	1,379,729
IHI Corp.		38,900	1,277,452
Iida Group Holdings Co. Ltd.		39,600	775,554
INPEX Corp.		246,800	3,166,273
Isetan Mitsukoshi Holdings Ltd.		87,400	973,776
Isuzu Motors Ltd.		142,300	2,179,018
Itochu Corp.		384,500	7,716,731
J. Front Retailing Co. Ltd.		61,500	998,559
Japan Airlines Co. Ltd.		30,500	1,202,479
Japan Airport Terminal Co. Ltd.		11,800	485,190
Japan Exchange Group, Inc.		134,200	2,492,005
Japan Post Bank Co. Ltd.		101,600	1,382,920
Japan Post Holdings Co. Ltd.		404,300	4,918,761
Japan Prime Realty Investment Corp.		220	798,939
Japan Real Estate Investment Corp.		338	1,756,165
Japan Retail Fund Investment Corp.		693	1,299,533
Japan Tobacco, Inc.		282,700	7,593,748
JFE Holdings, Inc.		132,800	2,738,727
JGC Corp.		54,500	1,338,570
JSR Corp.		51,000	963,364
JTEKT Corp.		58,900	956,344
JX Holdings, Inc.		792,910	5,181,622
Kajima Corp.		232,000	2,238,932
Kakaku.com, Inc.		34,800	665,631
Kamigumi Co. Ltd.		28,800	650,714
Kaneka Corp.		76,000	751,518
Kansai Electric Power Co., Inc.		181,600	2,541,603
Kansai Paint Co. Ltd.		51,800	1,167,538
Kao Corp.		127,200	9,139,737
Kawasaki Heavy Industries Ltd.		38,700	1,299,204
KDDI Corp.		464,900	12,479,592
Keihan Electric Railway Co., Ltd.		23,800	770,692
Keihin Electric Express Railway Co. Ltd.		62,200	1,141,926
Keio Corp.		29,000	1,329,034
Keisei Electric Railway Co.		35,600	1,162,569
Keyence Corp.		24,940	15,278,374
Kikkoman Corp.		38,600	1,675,421
Kintetsu Group Holdings Co. Ltd.		47,300	1,927,566
Kirin Holdings Co. Ltd.		223,100	6,271,371
Kobe Steel Ltd.		76,700	794,222
Koito Manufacturing Co. Ltd.		29,100	1,956,504
Komatsu Ltd.		237,200	8,085,848
Konami Holdings Corp.		23,300	1,146,670
Konica Minolta, Inc.		125,200	1,076,546
Kose Corp.		7,700	1,426,317
Kubota Corp.		271,200	4,588,222
Kuraray Co. Ltd.		93,200	1,553,333
Kurita Water Industries Ltd.		26,400	857,300
Kyocera Corp.		82,600	5,287,548
Kyowa Hakko Kirin Co., Ltd.		66,200	1,437,603
Kyushu Electric Power Co., Inc.		110,100	1,361,647
Kyushu Financial Group, Inc.		85,800	422,250
Kyushu Railway Co.		40,400	1,297,146
Lawson, Inc.		12,400	820,088
LINE Corp. (b)		10,900	394,191
Lion Corp.		56,700	1,225,077
LIXIL Group Corp.		69,700	1,563,978
M3, Inc.		54,100	2,051,267
Mabuchi Motor Co. Ltd.		12,400	626,125
Makita Corp.		58,300	2,623,820
Marubeni Corp.		428,500	3,230,605
Marui Group Co. Ltd.		49,200	1,023,875
Maruichi Steel Tube Ltd.		15,200	520,710
Mazda Motor Corp.		148,100	2,061,234
McDonald's Holdings Co. (Japan) Ltd.		16,500	772,777
Mebuki Financial Group, Inc.		260,610	1,013,165
Medipal Holdings Corp.		42,700	918,292
Meiji Holdings Co. Ltd.		31,000	2,489,755
Minebea Mitsumi, Inc.		99,200	1,993,619
Misumi Group, Inc.		73,000	2,023,326
Mitsubishi Chemical Holdings Corp.		369,200	3,510,642
Mitsubishi Corp.		388,200	10,749,007
Mitsubishi Electric Corp.		496,600	7,633,885
Mitsubishi Estate Co. Ltd.		322,300	5,889,243
Mitsubishi Gas Chemical Co., Inc.		43,500	1,024,232
Mitsubishi Heavy Industries Ltd.		83,200	3,292,382
Mitsubishi Materials Corp.		29,900	913,520
Mitsubishi Motors Corp. of Japan		173,200	1,292,821
Mitsubishi Tanabe Pharma Corp.		59,000	1,124,735
Mitsubishi UFJ Financial Group, Inc.		3,063,700	20,530,906
Mitsubishi UFJ Lease & Finance Co. Ltd.		112,700	718,550
Mitsui & Co. Ltd.		438,900	7,935,290
Mitsui Chemicals, Inc.		46,200	1,327,003
Mitsui Fudosan Co. Ltd.		229,400	5,899,726
Mitsui OSK Lines Ltd.		28,600	848,948
mixi, Inc.		11,100	366,548
Mizuho Financial Group, Inc.		6,205,160	11,226,604
MS&AD Insurance Group Holdings, Inc.		122,390	4,111,014
Murata Manufacturing Co. Ltd.		49,200	6,211,320
Nabtesco Corp.		29,000	1,049,168
Nagoya Railroad Co. Ltd.		47,400	1,244,835
NEC Corp.		67,500	1,855,447
New Hampshire Foods Ltd.		22,500	984,838
Nexon Co. Ltd. (b)		103,700	1,511,106
NGK Insulators Ltd.		69,000	1,269,923
NGK Spark Plug Co. Ltd.		39,900	1,029,254
Nidec Corp.		61,200	9,595,390
Nikon Corp.		88,500	1,544,621
Nintendo Co. Ltd.		29,100	12,227,137
Nippon Building Fund, Inc.		345	1,940,862
Nippon Electric Glass Co. Ltd.		21,100	608,951
Nippon Express Co. Ltd.		20,100	1,520,554
Nippon Paint Holdings Co. Ltd.		42,700	1,749,872
Nippon Prologis REIT, Inc.		446	939,570
Nippon Steel & Sumitomo Metal Corp.		195,917	4,274,259
Nippon Telegraph & Telephone Corp.		177,400	8,418,550
Nippon Yusen KK		40,000	854,007
Nissan Chemical Industries Co. Ltd.		30,300	1,351,194
Nissan Motor Co. Ltd.		595,900	6,276,792
Nisshin Seifun Group, Inc.		51,745	1,132,691
Nissin Food Holdings Co. Ltd.		15,200	1,119,283
Nitori Holdings Co. Ltd.		20,600	3,482,327
Nitto Denko Corp.		42,500	3,168,450
NKSJ Holdings, Inc.		91,000	3,820,801
NOK Corp.		23,500	483,672
Nomura Holdings, Inc.		935,600	5,388,640
Nomura Real Estate Holdings, Inc.		31,300	778,205
Nomura Real Estate Master Fund, Inc.		982	1,371,674
Nomura Research Institute Ltd.		34,340	1,774,799
NSK Ltd.		96,700	1,300,302
NTT Data Corp.		163,200	1,760,088
NTT DOCOMO, Inc.		339,200	8,762,896
NTT DOCOMO, Inc. sponsored ADR		10,464	263,484
Obayashi Corp.		168,900	1,949,797
OBIC Co. Ltd.		16,500	1,384,056
Odakyu Electric Railway Co. Ltd.		74,100	1,600,349
Oji Holdings Corp.		227,000	1,598,884
Olympus Corp.		73,800	2,757,711
OMRON Corp.		48,800	2,651,592
Ono Pharmaceutical Co. Ltd.		104,900	2,432,026
Oracle Corp. Japan		9,400	773,875
Oriental Land Co. Ltd.		55,900	5,581,307
ORIX Corp.		340,500	5,992,700
Osaka Gas Co. Ltd.		97,100	2,090,865
Otsuka Corp.		26,800	1,250,274
Otsuka Holdings Co. Ltd.		100,600	5,274,782
Panasonic Corp.		567,700	8,406,019
Park24 Co. Ltd.		27,300	774,149
Pola Orbis Holdings, Inc.		22,700	992,554
Rakuten, Inc.		243,500	1,730,452
Recruit Holdings Co. Ltd.		283,100	6,544,033
Renesas Electronics Corp. (b)		214,200	2,249,374
Resona Holdings, Inc.		573,700	3,267,340
Ricoh Co. Ltd.		182,500	1,787,939
Rinnai Corp.		8,300	826,811
ROHM Co. Ltd.		24,000	2,243,688
Ryohin Keikaku Co. Ltd.		6,200	2,129,619
Sankyo Co. Ltd. (Gunma)		11,600	407,995
Santen Pharmaceutical Co. Ltd.		95,900	1,618,510
SBI Holdings, Inc. Japan		52,080	1,318,198
Secom Co. Ltd.		54,300	4,073,990
Sega Sammy Holdings, Inc.		43,500	714,654
Seibu Holdings, Inc.		59,300	1,002,979
Seiko Epson Corp.		73,300	1,377,895
Sekisui Chemical Co. Ltd.		104,300	1,850,915
Sekisui House Ltd.		149,500	2,741,244
Seven & i Holdings Co. Ltd.		193,800	8,538,986
Seven Bank Ltd.		148,700	500,563
Sharp Corp. (a)		37,600	1,105,781
Shimadzu Corp.		65,200	1,774,929
Shimamura Co. Ltd.		5,500	641,465
SHIMANO, Inc.		18,800	2,500,476
SHIMIZU Corp.		141,400	1,402,100
Shin-Etsu Chemical Co. Ltd.		99,900	10,056,710
Shinsei Bank Ltd.		41,500	648,390
Shionogi & Co. Ltd.		76,600	3,947,717
Shiseido Co. Ltd.		97,600	6,349,535
Shizuoka Bank Ltd.		132,400	1,346,769
Showa Shell Sekiyu K.K.		45,700	646,706
SMC Corp.		14,700	5,609,989
SoftBank Corp.		212,100	16,206,287
Sohgo Security Services Co., Ltd.		18,900	935,318
Sony Corp.		324,900	15,174,818
Sony Financial Holdings, Inc.		43,500	795,431
Stanley Electric Co. Ltd.		37,000	1,341,978
Start Today Co. Ltd.		46,800	1,352,799
Subaru Corp.		158,300	5,327,348
Sumco Corp.		60,900	1,505,231
Sumitomo Chemical Co. Ltd.		406,000	2,336,023
Sumitomo Corp.		305,800	5,509,267
Sumitomo Electric Industries Ltd.		196,200	3,014,251
Sumitomo Heavy Industries Ltd.		29,300	1,123,006
Sumitomo Metal Mining Co. Ltd.		64,300	2,763,277
Sumitomo Mitsui Financial Group, Inc.		345,300	14,391,505
Sumitomo Mitsui Trust Holdings, Inc.		85,625	3,638,984
Sumitomo Realty & Development Co. Ltd.		92,000	3,659,971
Sumitomo Rubber Industries Ltd.		45,700	818,102
Sundrug Co. Ltd.		18,300	942,453
Suntory Beverage & Food Ltd.		36,300	1,789,764
Suzuken Co. Ltd.		18,210	784,569
Suzuki Motor Corp.		88,200	4,752,892
Sysmex Corp.		40,400	3,577,314
T&D Holdings, Inc.		135,400	2,302,494
Taiheiyo Cement Corp.		30,400	1,152,653
Taisei Corp.		52,500	2,838,227
Taisho Pharmaceutical Holdings Co. Ltd.		7,700	738,868
Taiyo Nippon Sanso Corp.		36,400	540,406
Takashimaya Co. Ltd.		76,000	653,494
Takeda Pharmaceutical Co. Ltd.		183,100	7,710,350
TDK Corp.		33,400	2,887,212
Teijin Ltd.		50,000	942,645
Temp Holdings Co., Ltd.		46,600	1,109,585
Terumo Corp.		83,000	4,707,281
The Hachijuni Bank Ltd.		100,000	529,638
The Suruga Bank Ltd.		42,400	577,124
THK Co. Ltd.		30,900	1,082,574
Tobu Railway Co. Ltd.		49,000	1,564,307
Toho Co. Ltd.		30,000	1,004,391
Toho Gas Co. Ltd.		18,400	558,800
Tohoku Electric Power Co., Inc.		113,800	1,468,824
Tokio Marine Holdings, Inc.		172,900	8,180,011
Tokyo Electric Power Co., Inc. (b)		379,700	1,809,584
Tokyo Electron Ltd.		40,300	7,761,768
Tokyo Gas Co. Ltd.		98,900	2,652,532
Tokyo Tatemono Co. Ltd.		51,600	786,839
Tokyu Corp.		137,200	2,310,512
Tokyu Fudosan Holdings Corp.		136,200	1,073,952
Toppan Printing Co. Ltd.		131,000	1,097,658
Toray Industries, Inc.		379,000	3,537,804
Toshiba Corp. (b)		1,676,000	4,492,023
Tosoh Corp.		77,100	1,369,632
Toto Ltd.		36,400	2,067,728
Toyo Seikan Group Holdings Ltd.		39,900	628,867
Toyo Suisan Kaisha Ltd.		22,100	871,304
Toyoda Gosei Co. Ltd.		16,300	413,613
Toyota Industries Corp.		42,100	2,491,648
Toyota Motor Corp.		670,172	43,944,788
Toyota Tsusho Corp.		55,300	1,990,537
Trend Micro, Inc.		30,800	1,848,225
Tsuruha Holdings, Inc.		9,700	1,395,728
Unicharm Corp.		102,300	2,877,538
United Urban Investment Corp.		802	1,231,025
USS Co. Ltd.		55,300	1,163,971
West Japan Railway Co.		42,800	3,034,211
Yahoo! Japan Corp. (a)		369,700	1,521,817
Yakult Honsha Co. Ltd.		29,100	2,076,290
Yamada Denki Co. Ltd.		157,500	826,976
Yamaguchi Financial Group, Inc.		49,000	613,172
Yamaha Corp.		43,600	2,109,806
Yamaha Motor Co. Ltd.		72,100	2,308,361
Yamato Holdings Co. Ltd.		90,200	2,324,721
Yamazaki Baking Co. Ltd.		32,500	712,907
Yaskawa Electric Corp.		65,800	2,690,505
Yokogawa Electric Corp.		59,500	1,313,877
Yokohama Rubber Co. Ltd.		29,100	688,104

TOTAL JAPAN			936,311,928

Korea (South) - 3.6%
AMOREPACIFIC Corp.		8,160	2,659,234
AMOREPACIFIC Group, Inc.		7,129	951,931
BGF Retail Co. Ltd.		1,949	347,605
BGFretail Co. Ltd.		3,638	43,143
BS Financial Group, Inc.		65,100	635,241
Celltrion Healthcare Co. Ltd.		8,664	726,500
Celltrion, Inc.		20,901	5,289,045
Cheil Industries, Inc.		19,770	2,584,495
Cheil Worldwide, Inc.		17,382	310,009
CJ CheilJedang Corp.		2,084	667,472
CJ Corp.		3,574	542,312
CJ E&M Corp.		4,791	404,870
Coway Co. Ltd.		13,816	1,128,837
Daelim Industrial Co.		6,889	553,217
Daewoo Engineering & Construction Co. Ltd. (b)		53,578	317,688
Db Insurance Co. Ltd.		12,315	723,313
DGB Financial Group Co. Ltd.		41,485	464,850
Dong Suh Companies, Inc.		8,128	209,096
Doosan Bobcat, Inc.		7,792	237,196
Doosan Heavy Industries & Construction Co. Ltd.		13,751	229,841
E-Mart Co. Ltd.		5,451	1,374,298
EUSU Holdings Co. Ltd.		6	38
GS Engineering & Construction Corp.		13,795	525,561
GS Holdings Corp.		12,812	733,362
GS Retail Co. Ltd.		5,862	203,624
Hana Financial Group, Inc.		76,576	3,414,342
Hanjin Shipping Co. Ltd. (b)(c)		12	0
Hankook Tire Co. Ltd.		18,687	862,873
Hanmi Pharm Co. Ltd.		1,673	727,986
Hanmi Science Co. Ltd.		2,843	206,537
Hanon Systems		46,975	478,117
Hanssem Co. Ltd.		2,680	291,542
Hanwha Chemical Corp.		28,762	777,515
Hanwha Corp.		11,109	414,412
Hanwha Life Insurance Co. Ltd.		67,162	390,708
Hanwha Techwin Co. Ltd. (b)		8,044	181,021
Hotel Shilla Co.		7,880	853,543
Hyosung Corp.		5,182	636,303
Hyundai Department Store Co. Ltd.		3,171	306,463
Hyundai Engineering & Construction Co. Ltd.		19,096	1,134,072
Hyundai Fire & Marine Insurance Co. Ltd.		15,484	553,039
Hyundai Glovis Co. Ltd.		4,640	730,060
Hyundai Heavy Industries Co. Ltd. (b)		10,616	1,184,595
Hyundai Industrial Development & Construction Co. (c)		15,521	672,479
Hyundai Mobis		17,627	4,081,981
Hyundai Motor Co.		40,038	5,981,819
Hyundai Robotics Co. Ltd.		2,550	1,006,023
Hyundai Steel Co.		19,816	1,121,320
Hyundai Wia Corp.		3,524	176,706
Industrial Bank of Korea		62,735	987,076
ING Life Insurance Korea Ltd. (d)		7,823	300,962
Kakao Corp.		11,502	1,192,168
Kangwon Land, Inc.		29,384	792,957
KB Financial Group, Inc.		102,621	5,814,768
KCC Corp.		1,463	534,149
KEPCO Plant Service & Engineering Co. Ltd.		4,893	231,646
Kia Motors Corp.		67,445	2,084,581
Korea Aerospace Industries Ltd.		16,871	680,559
Korea Electric Power Corp.		65,851	2,297,401
Korea Express Co. Ltd. (b)		1,810	264,505
Korea Gas Corp. (b)		7,784	398,313
Korea Investment Holdings Co. Ltd.		9,717	826,593
Korea Zinc Co. Ltd.		2,200	890,539
Korean Air Lines Co. Ltd.		11,690	372,774
KT Corp.		6,424	162,897
KT&G Corp.		30,403	2,776,491
Kumho Petro Chemical Co. Ltd.		4,622	463,959
LG Chemical Ltd.		11,829	3,976,413
LG Corp.		24,943	1,888,907
LG Display Co. Ltd.		61,098	1,330,440
LG Electronics, Inc.		27,495	2,618,755
LG Household & Health Care Ltd.		2,385	3,051,054
LG Innotek Co. Ltd.		3,601	391,733
Lotte Chemical Corp.		4,002	1,547,100
Lotte Confectionery Co. Ltd.		7,318	444,851
Lotte Shopping Co. Ltd.		2,767	661,439
Medy-Tox, Inc.		1,110	723,053
Mirae Asset Daewoo Co. Ltd.		92,230	842,271
NAVER Corp.		7,229	4,833,171
NCSOFT Corp.		4,565	1,534,561
Netmarble Corp. (d)		6,503	895,667
Oci Co. Ltd.		4,198	611,516
Orion Corp./Republic of Korea		5,506	640,098
Ottogi Corp.		380	281,738
POSCO		19,122	6,571,004
Posco Daewoo Corp.		10,124	213,177
S-Oil Corp.		11,804	1,212,447
S1 Corp.		4,083	374,015
Samsung Biologics Co. Ltd. (b)(d)		4,252	1,937,555
Samsung Card Co. Ltd.		7,471	260,213
Samsung Electro-Mechanics Co. Ltd.		14,553	1,610,319
Samsung Electronics Co. Ltd.		24,956	61,840,968
Samsung Fire & Marine Insurance Co. Ltd.		7,944	1,984,285
Samsung Heavy Industries Co. Ltd. (b)		95,701	656,818
Samsung Life Insurance Co. Ltd.		18,243	1,993,072
Samsung SDI Co. Ltd.		14,196	2,432,445
Samsung SDS Co. Ltd.		9,001	2,059,196
Samsung Securities Co. Ltd.		17,093	592,152
Shinhan Financial Group Co. Ltd.		110,672	4,914,626
Shinsegae Co. Ltd.		1,857	723,951
SillaJen, Inc. (b)		14,264	1,120,155
SK C&C Co. Ltd.		8,007	2,198,154
SK Energy Co. Ltd.		16,441	3,016,697
SK Hynix, Inc.		149,770	11,817,415
SK Networks Co. Ltd.		33,013	173,246
SK Telecom Co. Ltd.		5,353	1,140,667
STX Pan Ocean Co. Ltd. (Korea) (b)		47,378	243,321
Woori Bank		120,419	1,804,725
Woori Investment & Securities Co. Ltd.		34,993	509,738
Yuhan Corp.		2,089	446,699

TOTAL KOREA (SOUTH)			207,238,399

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		170,792	5,794,549
Eurofins Scientific SA		2,936	1,587,681
Millicom International Cellular SA (depository receipt)		17,254	1,150,707
PLAY Communications SA (d)		31,356	264,795
RTL Group SA		9,722	801,275
SES SA (France) (depositary receipt)		91,191	1,409,565
Tenaris SA		121,846	2,283,546

TOTAL LUXEMBOURG			13,292,118

Malaysia - 0.6%
AirAsia Group BHD		392,400	383,538
Alliance Bank Malaysia Bhd		255,500	282,211
AMMB Holdings Bhd		423,600	418,585
Astro Malaysia Holdings Bhd (d)		423,400	205,153
Axiata Group Bhd		722,422	969,818
British American Tobacco (Malaysia) Bhd		38,000	237,058
Bumiputra-Commerce Holdings Bhd		1,214,701	2,214,866
Dialog Group Bhd		754,222	589,675
DiGi.com Bhd		779,900	915,885
Felda Global Ventures Holdings Bhd (d)		380,300	164,671
Gamuda Bhd		424,575	554,676
Genting Bhd		602,900	1,369,880
Genting Malaysia Bhd		738,600	962,128
Genting Plantations Bhd		53,500	135,097
Hap Seng Consolidated Bhd		156,100	388,609
Hartalega Holdings Bhd		342,400	509,852
Hong Leong Bank Bhd		166,000	800,718
Hong Leong Credit Bhd		60,500	298,828
IHH Healthcare Bhd (d)		551,500	852,478
IJM Corp. Bhd		750,100	568,150
IOI Corp. Bhd		540,400	656,871
IOI Properties Group Bhd		524,000	208,193
Kuala Lumpur Kepong Bhd		118,400	767,727
Malayan Banking Bhd		1,120,586	3,073,618
Malaysia Airports Holdings Bhd		207,198	474,930
Maxis Bhd		524,200	776,737
MISC Bhd		334,900	608,422
Nestle (Malaysia) BHD		14,200	499,067
Petronas Chemicals Group Bhd		601,800	1,293,560
Petronas Dagangan Bhd		63,400	435,429
Petronas Gas Bhd		185,600	840,188
PPB Group Bhd		118,600	580,622
Press Metal Bhd		337,200	411,611
Public Bank Bhd		749,700	4,538,728
RHB Capital Bhd		206,257	277,477
RHB Capital Bhd (b)(c)		122,876	0
SapuraKencana Petroleum Bhd		832,900	134,157
Sime Darby Bhd		659,207	446,660
Sime Darby Plantation Bhd		586,407	831,695
Sime Darby Property Bhd		651,607	247,013
SP Setia Bhd		410,702	332,715
Telekom Malaysia Bhd		312,874	421,059
Tenaga Nasional Bhd		874,725	3,524,030
UMW Holdings Bhd (b)		112,100	174,130
Westports Holdings Bhd		251,000	212,170
YTL Corp. Bhd		1,207,412	444,002
YTL Power International Bhd		472,275	110,340

TOTAL MALAYSIA			35,143,027

Malta - 0.0%
Brait SA		97,539	337,040
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	480,562
Mexico - 0.7%
Alfa SA de CV Series A		763,200	979,809
America Movil S.A.B. de CV Series L		8,646,346	8,002,772
Banco Santander Mexico SA		451,500	669,209
CEMEX S.A.B. de CV unit		3,770,840	2,359,037
Coca-Cola FEMSA S.A.B. de CV Series L		133,400	866,149
Compartamos S.A.B. de CV		218,200	174,424
El Puerto de Liverpool S.A.B. de CV Class C		46,855	312,616
Embotelladoras Arca S.A.B. de CV		108,762	751,713
Fibra Uno Administracion SA de CV		817,400	1,353,588
Fomento Economico Mexicano S.A.B. de CV unit		501,200	4,844,760
Gruma S.A.B. de CV Series B		54,725	668,420
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		94,200	979,875
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		54,810	985,681
Grupo Bimbo S.A.B. de CV Series A		422,000	982,227
Grupo Carso SA de CV Series A1		109,400	393,095
Grupo Financiero Banorte S.A.B. de CV Series O		643,300	4,025,172
Grupo Financiero Inbursa S.A.B. de CV Series O		578,700	964,188
Grupo Lala S.A.B. de CV (a)		158,800	203,106
Grupo Mexico SA de CV Series B		986,023	3,277,772
Grupo Televisa SA de CV		632,800	2,271,063
Industrias Penoles SA de CV		35,325	741,441
Infraestructura Energetica Nova S.A.B. de CV		134,000	589,894
Kimberly-Clark de Mexico SA de CV Series A		374,300	679,270
Mexichem S.A.B. de CV		279,716	873,755
Promotora y Operadora de Infraestructura S.A.B. de CV		56,730	581,313
Wal-Mart de Mexico SA de CV Series V		1,351,300	3,755,046

TOTAL MEXICO			42,285,395

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		684,500	636,465
HKT Trust/HKT Ltd. unit		943,640	1,241,534

TOTAL MULTI-NATIONAL			1,877,999

Netherlands - 3.1%
ABN AMRO Group NV GDR		109,590	3,405,131
AEGON NV		457,586	3,366,323
AerCap Holdings NV (b)		35,131	1,831,379
Airbus Group NV		149,185	17,511,809
Akzo Nobel NV		64,681	5,850,347
Akzo Nobel NV rights (b)(e)		64,681	151,531
Altice NV:
Class A (a)(b)		119,161	1,142,269
Class B (b)		15,148	144,970
ASML Holding NV (Netherlands)		99,687	18,960,168
CNH Industrial NV		265,079	3,277,920
EXOR NV		27,901	2,073,482
Ferrari NV		31,626	3,897,448
Fiat Chrysler Automobiles NV		276,144	6,192,566
Heineken Holding NV		29,832	3,033,315
Heineken NV (Bearer)		66,416	7,001,806
ING Groep NV (Certificaten Van Aandelen)		998,106	16,818,607
Koninklijke Ahold Delhaize NV		329,574	7,961,861
Koninklijke Boskalis Westminster NV		22,649	672,012
Koninklijke DSM NV		46,540	4,823,230
Koninklijke KPN NV		868,595	2,703,272
Koninklijke Philips Electronics NV		241,835	10,235,964
NN Group NV		79,237	3,797,801
NXP Semiconductors NV (b)		87,136	9,140,566
QIAGEN NV (Germany) (b)		56,684	1,868,044
Randstad NV		30,720	1,980,263
RELX NV		248,159	5,278,807
Steinhoff International Holdings NV (South Africa)		698,665	107,620
STMicroelectronics NV (France)		164,206	3,585,486
Unilever NV (Certificaten Van Aandelen) (Bearer)		418,454	23,989,377
Vopak NV		17,406	859,697
Wolters Kluwer NV		74,556	4,036,216

TOTAL NETHERLANDS			175,699,287

New Zealand - 0.1%
Auckland International Airport Ltd.		243,181	1,091,632
Fisher & Paykel Healthcare Corp.		149,130	1,337,830
Fletcher Building Ltd.		206,041	914,764
Mercury Nz Ltd.		180,037	404,090
Meridian Energy Ltd.		319,370	660,644
Ryman Healthcare Group Ltd.		106,484	794,175
Spark New Zealand Ltd.		481,180	1,171,412

TOTAL NEW ZEALAND			6,374,547

Norway - 0.5%
DNB ASA		251,477	4,702,960
Gjensidige Forsikring ASA		49,447	784,022
Marine Harvest ASA		106,430	2,317,041
Norsk Hydro ASA		347,221	2,168,727
Orkla ASA		210,325	1,949,012
Schibsted ASA (B Shares)		24,606	662,515
Statoil ASA		294,394	7,528,452
Statoil ASA sponsored ADR		1,798	46,029
Telenor ASA		192,381	4,258,142
Yara International ASA (a)		45,825	1,936,437

TOTAL NORWAY			26,353,337

Pakistan - 0.0%
Habib Bank Ltd.		130,200	219,347
Lucky Cement Ltd.		28,800	164,771
MCB Bank Ltd.		121,500	219,566
Oil & Gas Development Co. Ltd.		143,300	206,735
United Bank Ltd.		108,600	188,972

TOTAL PAKISTAN			999,391

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		354,164	2,083,572
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		47,289	754,260
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		486,700	654,912
Aboitiz Power Corp.		381,200	279,841
Alliance Global Group, Inc. (b)		1,003,000	253,014
Ayala Corp.		64,185	1,195,731
Ayala Land, Inc.		1,919,400	1,510,554
Bank of the Philippine Islands (BPI)		266,023	539,263
BDO Unibank, Inc.		518,818	1,317,964
DMCI Holdings, Inc.		1,042,100	221,848
Globe Telecom, Inc.		8,555	255,092
GT Capital Holdings, Inc.		21,925	445,055
International Container Terminal Services, Inc.		132,360	216,214
JG Summit Holdings, Inc.		711,390	877,663
Jollibee Food Corp.		108,040	594,651
Manila Electric Co.		52,500	326,414
Megaworld Corp.		2,959,300	257,190
Metro Pacific Investments Corp.		3,364,700	331,433
Metropolitan Bank & Trust Co.		194,535	319,109
Philippine Long Distance Telephone Co.		21,120	591,973
Robinsons Land Corp.		561,242	193,855
Security Bank Corp.		51,010	205,723
SM Investments Corp.		63,910	1,157,453
SM Prime Holdings, Inc.		2,260,075	1,491,684
Universal Robina Corp.		222,490	604,745

TOTAL PHILIPPINES			13,841,381

Poland - 0.3%
Alior Bank SA (b)		22,628	458,059
Bank Handlowy w Warszawie SA		8,748	206,870
Bank Millennium SA (b)		152,633	371,814
Bank Polska Kasa Opieki SA		41,216	1,372,751
Bank Zachodni WBK SA		9,211	974,676
BRE Bank SA		3,667	448,626
CD Projekt RED SA		18,049	641,770
Cyfrowy Polsat SA		56,855	415,659
Dino Polska SA (b)(d)		12,933	350,053
Grupa Lotos SA		24,010	378,430
Jastrzebska Spolka Weglowa SA (b)		12,440	293,540
KGHM Polska Miedz SA (Bearer)		36,579	975,899
LPP SA		322	841,272
NG2 SA		7,379	544,514
Polish Oil & Gas Co. SA		464,533	817,931
Polska Grupa Energetyczna SA (b)		210,800	628,823
Polski Koncern Naftowy Orlen SA		77,099	1,970,392
Powszechna Kasa Oszczednosci Bank SA (b)		242,994	2,896,668
Powszechny Zaklad Ubezpieczen SA		156,175	1,909,777
Tauron Polska Energia SA (b)		230,998	154,663
Telekomunikacja Polska SA (b)		171,368	257,307
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	149,303

TOTAL POLAND			17,058,797

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		319,729	4
Energias de Portugal SA		611,165	2,270,220
Galp Energia SGPS SA Class B		128,790	2,475,209
Jeronimo Martins SGPS SA		63,813	1,120,461

TOTAL PORTUGAL			5,865,894

Qatar - 0.1%
Barwa Real Estate Co.		22,327	216,770
Doha Bank		39,212	291,748
Ezdan Holding Group (b)		192,783	593,545
Industries Qatar QSC (b)		39,457	1,213,728
Masraf al Rayan		97,569	953,448
Qatar Electricity & Water Co.		7,219	392,574
Qatar Gas Transport Co. Ltd. (Nakilat)		69,900	282,019
Qatar Insurance Co. SAQ		39,947	400,238
Qatar Islamic Bank		16,494	484,763
Qatar National Bank SAQ		58,828	2,439,722
Qatar Telecom (Qtel) Q.S.C. (b)		20,243	440,331
The Commercial Bank of Qatar		49,643	492,885

TOTAL QATAR			8,201,771

Russia - 0.8%
Alrosa Co. Ltd.		638,000	907,875
Gazprom OAO		638,234	1,479,018
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	4,893,638
Inter Rao Ues JSC		7,705,000	489,420
Lukoil PJSC		20,079	1,326,470
Lukoil PJSC sponsored ADR		89,585	5,984,278
Magnit OJSC GDR (Reg. S)		92,439	1,755,417
Magnitogorsk Iron & Steel Works PJSC		574,900	444,418
MMC Norilsk Nickel PJSC		6,216	1,061,761
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,694,636
Mobile TeleSystems OJSC sponsored ADR		131,921	1,385,171
Moscow Exchange MICEX-RTS OAO		389,190	746,273
NOVATEK OAO GDR (Reg. S)		23,116	2,935,732
Novolipetsk Steel OJSC		295,140	755,326
PhosAgro OJSC GDR (Reg. S)		27,902	402,347
Polyus PJSC		6,740	427,588
Rosneft Oil Co. OJSC		89,466	544,134
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,324,909
RusHydro PJSC		4,764,700	56,369
RusHydro PJSC ADR		207,336	235,534
Sberbank of Russia		2,775,703	9,893,980
Severstal PAO		11,789	189,436
Severstal PAO GDR (Reg. S)		39,925	637,602
Surgutneftegas OJSC		10,100	4,722
Surgutneftegas OJSC sponsored ADR		201,700	947,587
Tatneft PAO		136,580	1,455,429
Tatneft PAO sponsored ADR		42,623	2,749,184
VTB Bank OJSC (b)		1,287,958,000	1,103,833

TOTAL RUSSIA			45,832,087

Singapore - 0.9%
Ascendas Real Estate Investment Trust		645,500	1,294,932
CapitaCommercial Trust (REIT)		624,450	853,122
CapitaLand Ltd.		675,600	1,905,090
CapitaMall Trust		655,000	1,034,355
City Developments Ltd.		105,700	1,004,457
ComfortDelgro Corp. Ltd.		536,700	905,836
DBS Group Holdings Ltd.		461,241	10,641,793
Hutchison Port Holdings Trust		1,291,000	430,421
Jardine Cycle & Carriage Ltd.		24,693	635,322
Keppel Corp. Ltd.		368,000	2,257,004
Oversea-Chinese Banking Corp. Ltd.		809,525	8,361,251
Sembcorp Industries Ltd.		239,100	550,748
Singapore Airlines Ltd.		142,800	1,165,158
Singapore Airport Terminal Service Ltd.		176,200	732,181
Singapore Exchange Ltd.		206,900	1,199,818
Singapore Press Holdings Ltd.		396,700	810,631
Singapore Technologies Engineering Ltd.		402,600	1,053,538
Singapore Telecommunications Ltd.		2,107,000	5,573,217
StarHub Ltd.		143,600	244,970
Suntec (REIT)		623,100	915,899
United Overseas Bank Ltd.		344,589	7,802,952
UOL Group Ltd.		131,821	870,628
Wilmar International Ltd.		409,600	1,002,057
Yangzijiang Shipbuilding Holdings Ltd.		570,400	498,098

TOTAL SINGAPORE			51,743,478

South Africa - 1.6%
Anglo American Platinum Ltd.		13,479	361,711
AngloGold Ashanti Ltd.		103,625	926,269
Aspen Pharmacare Holdings Ltd.		99,753	2,150,841
Barclays Africa Group Ltd.		187,489	2,746,203
Bidcorp Ltd.		86,470	1,987,792
Bidvest Group Ltd.		87,352	1,711,152
Capitec Bank Holdings Ltd.		10,868	773,737
Coronation Fund Managers Ltd.		57,492	341,409
Discovery Ltd.		88,928	1,234,754
Exxaro Resources Ltd.		65,000	576,548
FirstRand Ltd.		861,720	4,614,965
Fortress (REIT) Ltd.:
Class A		311,745	429,031
Class B		197,487	275,221
Foschini Ltd.		59,003	1,015,175
Gold Fields Ltd.		206,386	783,555
Growthpoint Properties Ltd.		762,085	1,763,103
Hyprop Investments Ltd.		68,970	629,667
Imperial Holdings Ltd.		37,757	726,297
Investec Ltd.		69,873	551,182
Kumba Iron Ore Ltd.		15,090	322,360
Liberty Holdings Ltd.		30,565	322,048
Life Healthcare Group Holdings Ltd.		332,042	782,717
MMI Holdings Ltd.		255,346	454,562
Mondi Ltd.		29,595	863,430
Mr Price Group Ltd.		63,210	1,387,071
MTN Group Ltd.		435,612	4,372,108
Naspers Ltd. Class N		112,644	27,442,282
Nedbank Group Ltd.		58,607	1,397,661
Netcare Ltd.		254,179	632,928
Pick 'n Pay Stores Ltd.		92,520	598,948
Pioneer Foods Ltd.		32,222	313,374
PSG Group Ltd.		40,086	721,245
Rand Merchant Insurance Holdings Ltd.		187,400	620,622
Redefine Properties Ltd.		1,327,654	1,275,894
Remgro Ltd.		135,471	2,438,969
Resilient Property Income Fund Ltd.		73,882	401,994
RMB Holdings Ltd.		183,972	1,153,922
Sanlam Ltd.		360,270	2,275,833
Sappi Ltd.		147,129	938,929
Sasol Ltd.		142,185	5,082,739
Shoprite Holdings Ltd.		113,573	2,259,628
Sibanye-Stillwater		431,450	378,192
Spar Group Ltd.		47,869	804,717
Standard Bank Group Ltd.		330,917	5,675,425
Telkom SA Ltd.		68,062	310,829
Tiger Brands Ltd.		42,005	1,312,799
Truworths International Ltd.		116,084	949,054
Vodacom Group Ltd.		152,723	1,909,329
Woolworths Holdings Ltd.		261,537	1,344,074

TOTAL SOUTH AFRICA			92,342,295

Spain - 2.2%
Abertis Infraestructuras SA		174,759	3,853,572
ACS Actividades de Construccion y Servicios SA		61,459	2,590,176
Aena Sme SA (d)		17,425	3,600,360
Amadeus IT Holding SA Class A		112,228	8,226,461
Banco Bilbao Vizcaya Argentaria SA		1,713,818	13,868,315
Banco de Sabadell SA		1,358,772	2,668,848
Banco Santander SA:
(Spain)		4,128,170	26,785,362
(Spain) sponsored ADR (a)		13,477	87,870
Bankia SA		323,776	1,425,947
Bankinter SA		174,393	1,827,982
CaixaBank SA		922,662	4,486,789
Enagas SA		58,814	1,714,514
Endesa SA		82,125	1,921,003
Ferrovial SA		125,128	2,679,840
Gamesa Corporacion Tecnologica SA (a)		62,218	1,071,793
Gas Natural SDG SA		89,902	2,270,108
Grifols SA		76,830	2,166,411
Iberdrola SA		1,489,710	11,542,216
Inditex SA		280,437	8,730,545
International Consolidated Airlines Group SA		160,468	1,389,798
MAPFRE SA (Reg.)		284,336	990,262
Red Electrica Corporacion SA		111,318	2,318,801
Repsol SA		321,560	6,154,806
Telefonica SA		1,198,038	12,208,591

TOTAL SPAIN			124,580,370

Sweden - 1.7%
Alfa Laval AB		75,675	1,881,364
ASSA ABLOY AB (B Shares)		257,654	5,419,866
Atlas Copco AB:
(A Shares)		172,865	6,792,877
(B Shares)		99,240	3,539,327
Boliden AB		70,771	2,463,385
Electrolux AB (B Shares)		62,166	1,642,066
Essity AB Class B		156,114	3,975,655
Getinge AB (B Shares)		57,016	531,702
H&M Hennes & Mauritz AB (B Shares) (a)		244,538	4,202,236
Hexagon AB (B Shares)		66,447	3,854,793
Husqvarna AB (B Shares)		103,709	1,000,061
ICA Gruppen AB (a)		21,152	658,233
Industrivarden AB (C Shares)		41,365	874,619
Investor AB (B Shares)		116,921	5,115,248
Kinnevik AB (B Shares)		60,207	2,180,245
Lundbergfoeretagen AB		9,216	626,212
Lundin Petroleum AB		48,460	1,340,354
Nordea Bank AB		781,176	7,973,541
Sandvik AB		289,574	4,960,356
Securitas AB (B Shares)		78,255	1,269,002
Skandinaviska Enskilda Banken AB (A Shares)		392,530	3,698,187
Skanska AB (B Shares)		88,087	1,723,182
SKF AB (B Shares)		97,522	1,982,926
Svenska Handelsbanken AB (A Shares)		393,770	4,391,427
Swedbank AB (A Shares)		233,377	5,089,085
Swedish Match Co. AB		46,911	2,110,731
Tele2 AB (B Shares)		93,198	1,213,315
Telefonaktiebolaget LM Ericsson (B Shares)		791,418	6,033,352
TeliaSonera AB		721,904	3,559,788
Volvo AB (B Shares)		401,130	6,834,645

TOTAL SWEDEN			96,937,780

Switzerland - 5.1%
ABB Ltd. (Reg.)		473,510	11,040,159
Adecco SA (Reg.)		41,223	2,742,931
Baloise Holdings AG		12,752	2,029,254
Barry Callebaut AG		551	993,579
Clariant AG (Reg.)		60,680	1,408,927
Coca-Cola HBC AG		47,326	1,592,357
Compagnie Financiere Richemont SA Series A		134,004	12,738,252
Credit Suisse Group AG		623,277	10,512,341
Credit Suisse Group AG sponsored ADR		421	7,060
Dufry AG		8,813	1,252,584
Ems-Chemie Holding AG		2,153	1,336,120
Galenica AG		12,589	1,997,599
Geberit AG (Reg.)		9,531	4,083,615
Givaudan SA		2,370	5,306,791
Julius Baer Group Ltd.		57,805	3,430,633
Kuehne & Nagel International AG		14,107	2,206,443
Lafargeholcim Ltd. (Reg.)		117,079	6,540,357
Lindt & Spruengli AG		26	1,978,204
Lindt & Spruengli AG (participation certificate)		267	1,718,930
Lonza Group AG		19,120	4,711,508
Nestle SA (Reg. S)		799,028	61,900,774
Novartis AG		571,331	43,977,813
Pargesa Holding SA		9,561	898,695
Partners Group Holding AG		4,489	3,290,876
Roche Holding AG (participation certificate)		180,482	40,100,839
Schindler Holding AG:
(participation certificate)		10,354	2,148,115
(Reg.)		5,234	1,051,553
SGS SA (Reg.)		1,381	3,368,191
Sika AG		542	3,954,248
Sonova Holding AG Class B		13,557	2,246,276
Straumann Holding AG		2,673	1,827,404
Swatch Group AG (Bearer)		7,990	3,857,936
Swatch Group AG (Bearer) (Reg.)		14,002	1,252,550
Swiss Life Holding AG		8,255	2,902,994
Swiss Prime Site AG		18,578	1,744,382
Swiss Re Ltd.		80,753	7,713,500
Swisscom AG		6,667	3,209,040
UBS Group AG		931,627	15,765,272
UBS Group AG		7,544	126,739
Zurich Insurance Group AG		38,823	12,401,446

TOTAL SWITZERLAND			291,366,287

Taiwan - 2.7%
Acer, Inc.		703,060	535,234
Advantech Co. Ltd.		91,465	626,795
ASE Industrial Holding Co. Ltd.		862,943	2,323,916
Asia Cement Corp.		621,785	662,379
Asia Pacific Telecom Co. Ltd. (b)		561,000	166,058
ASUSTeK Computer, Inc.		182,422	1,701,828
AU Optronics Corp.		2,299,000	946,327
Catcher Technology Co. Ltd.		166,000	1,837,708
Cathay Financial Holding Co. Ltd.		2,101,227	3,762,413
Chang Hwa Commercial Bank		1,173,835	674,507
Cheng Shin Rubber Industry Co. Ltd.		491,513	791,149
Chicony Electronics Co. Ltd.		141,165	347,176
China Airlines Ltd. (b)		708,835	258,109
China Development Finance Holding Corp.		3,735,819	1,410,004
China Life Insurance Co. Ltd.		595,875	644,453
China Steel Corp.		3,253,421	2,569,894
Chinatrust Financial Holding Co. Ltd.		4,539,255	3,231,495
Chunghwa Picture Tubes, Ltd. (b)		551	34
Chunghwa Telecom Co. Ltd.		974,400	3,701,092
Compal Electronics, Inc.		1,047,394	681,014
Delta Electronics, Inc.		502,383	1,818,169
E.SUN Financial Holdings Co. Ltd.		2,381,544	1,681,135
ECLAT Textile Co. Ltd.		48,420	583,126
EVA Airways Corp.		431,498	231,300
Evergreen Marine Corp. (Taiwan) (b)		439,683	222,002
Far Eastern Textile Ltd.		781,032	744,129
Far EasTone Telecommunications Co. Ltd.		409,000	1,080,186
Feng Tay Enterprise Co. Ltd.		83,760	379,145
First Financial Holding Co. Ltd.		2,367,268	1,624,632
Formosa Chemicals & Fibre Corp.		752,620	2,760,341
Formosa Petrochemical Corp.		339,000	1,380,787
Formosa Plastics Corp.		1,063,640	3,725,958
Formosa Taffeta Co. Ltd.		161,000	181,715
Foxconn Technology Co. Ltd.		228,811	567,105
Fubon Financial Holding Co. Ltd.		1,707,487	2,916,092
Giant Manufacturing Co. Ltd.		80,042	405,792
GlobalWafers Co. Ltd.		54,000	869,614
Highwealth Construction Corp.		239,400	367,924
HIWIN Technologies Corp.		53,472	804,071
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,004,742	11,118,988
Hotai Motor Co. Ltd.		73,000	714,268
HTC Corp. (b)		171,057	346,185
Hua Nan Financial Holdings Co. Ltd.		1,884,074	1,137,344
Innolux Corp.		2,254,819	837,591
Inventec Corp.		627,209	474,359
Largan Precision Co. Ltd.		26,000	3,018,658
Lite-On Technology Corp.		521,053	686,370
Macronix International Co. Ltd. (b)		448,000	710,431
MediaTek, Inc.		385,989	4,382,310
Mega Financial Holding Co. Ltd.		2,815,833	2,481,435
Micro-Star International Co. Ltd.		173,000	539,349
Nan Ya Plastics Corp.		1,225,980	3,351,995
Nanya Technology Corp.		261,000	811,023
Nien Made Enterprise Co. Ltd.		38,000	336,939
Novatek Microelectronics Corp.		147,000	615,944
Pegatron Corp.		514,652	1,197,772
Phison Electronics Corp.		38,199	345,197
Pou Chen Corp.		558,240	696,884
Powertech Technology, Inc.		178,700	510,645
President Chain Store Corp.		148,000	1,452,184
Quanta Computer, Inc.		678,000	1,230,503
Realtek Semiconductor Corp.		112,744	425,609
Ruentex Development Co. Ltd.		219,580	262,466
Ruentex Industries Ltd.		159,484	308,469
Shin Kong Financial Holding Co. Ltd.		2,066,637	838,439
Sinopac Holdings Co.		2,591,246	930,849
Standard Foods Corp.		197,981	443,223
Synnex Technology International Corp.		381,920	547,542
TaiMed Biologics, Inc. (b)		42,000	435,779
Taishin Financial Holdings Co. Ltd.		2,427,397	1,177,433
Taiwan Business Bank		850,142	260,792
Taiwan Cement Corp.		890,110	1,221,045
Taiwan Cooperative Financial Holding Co. Ltd.		2,063,961	1,197,165
Taiwan High Speed Rail Corp.		465,000	356,534
Taiwan Mobile Co. Ltd.		419,400	1,546,061
Taiwan Semiconductor Manufacturing Co. Ltd.		6,327,000	48,109,557
TECO Electric & Machinery Co. Ltd.		464,000	375,945
Unified-President Enterprises Corp.		1,249,620	3,002,091
United Microelectronics Corp.		3,113,000	1,675,781
Vanguard International Semiconductor Corp.		229,000	463,364
Win Semiconductors Corp.		91,000	681,136
Winbond Electronics Corp.		754,000	460,669
Wistron Corp.		693,973	550,872
WPG Holding Co. Ltd.		414,107	556,252
Yageo Corp.		53,000	1,108,964
Yuanta Financial Holding Co. Ltd.		2,656,085	1,265,378

TOTAL TAIWAN			154,412,597

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		263,800	1,736,358
Airports of Thailand PCL (For. Reg.)		1,091,300	2,454,741
Bangkok Bank PCL (For. Reg.)		61,400	391,147
Bangkok Dusit Medical Services PCL (For. Reg.)		999,000	711,413
Bangkok Expressway and Metro PCL		2,051,200	502,520
Banpu PCL (For. Reg.)		491,700	300,125
Berli Jucker PCL (For. Reg)		300,500	567,140
BTS Group Holdings PCL		1,443,600	406,801
Bumrungrad Hospital PCL (For. Reg.)		89,200	535,374
C.P. ALL PCL (For. Reg.)		1,270,000	3,493,135
Central Pattana PCL (For. Reg.)		337,100	859,964
Charoen Pokphand Foods PCL (For. Reg.)		757,340	584,335
Delta Electronics PCL (For. Reg.)		133,500	284,069
Electricity Generating PCL (For. Reg.)		33,700	237,533
Energy Absolute PCL		288,000	325,561
Glow Energy PCL (For. Reg.)		132,200	359,997
Home Product Center PCL (For. Reg.)		1,015,447	480,278
Indorama Ventures PCL (For. Reg.)		421,000	798,813
IRPC PCL (For. Reg.)		2,659,300	591,592
Kasikornbank PCL		51,900	328,946
Kasikornbank PCL (For. Reg.)		433,700	2,748,820
KCE Electronics PCL		65,200	141,075
Krung Thai Bank PCL (For. Reg.)		859,575	493,617
Minor International PCL (For. Reg.)		603,770	766,754
PTT Exploration and Production PCL (For. Reg.)		358,651	1,519,389
PTT Global Chemical PCL (For. Reg.)		572,486	1,768,769
PTT PCL (For. Reg.)		2,711,000	4,822,695
Robinsons Department Store PCL (For. Reg.)		133,500	277,465
Siam Cement PCL (For. Reg.)		107,650	1,591,838
Siam Commercial Bank PCL (For. Reg.)		472,100	1,954,880
Thai Oil PCL (For. Reg.)		279,200	830,899
Thai Union Frozen Products PCL (For. Reg.)		482,500	274,380
TMB PCL (For. Reg.)		2,775,500	206,703
True Corp. PCL (For. Reg.)		2,444,035	587,765

TOTAL THAILAND			33,934,891

Turkey - 0.2%
Akbank T.A.S.		582,362	1,212,866
Anadolu Efes Biracilik Ve Malt Sanayii A/S		51,893	340,324
Arcelik A/S		51,346	228,536
Aselsan A/S		50,345	312,325
Bim Birlesik Magazalar A/S JSC		52,494	891,032
Coca-Cola Icecek Sanayi A/S		23,431	207,309
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		527,174	315,362
Eregli Demir ve Celik Fabrikalari T.A.S.		346,987	867,873
Ford Otomotiv Sanayi A/S		18,668	258,046
Haci Omer Sabanci Holding A/S		225,010	532,876
Koc Holding A/S		189,692	640,697
Petkim Petrokimya Holding A/S		183,464	324,283
TAV Havalimanlari Holding A/S		41,866	224,475
Tofas Turk Otomobil Fabrikasi A/S		33,412	205,797
Tupras Turkiye Petrol Rafinerileri A/S		33,133	844,210
Turk Hava Yollari AO (b)		149,951	616,844
Turk Sise ve Cam Fabrikalari A/S		197,616	219,406
Turk Telekomunikasyon (b)		121,021	187,098
Turkcell Iletisim Hizmet A/S		275,170	945,662
Turkiye Garanti Bankasi A/S		608,115	1,378,779
Turkiye Halk Bankasi A/S		144,789	294,775
Turkiye Is Bankasi A/S Series C		418,549	634,712
Turkiye Vakiflar Bankasi TAO		185,286	272,312
Ulker Biskuvi Sanayi A/S		39,964	209,555
Yapi ve Kredi Bankasi A/S (b)		200,595	196,541

TOTAL TURKEY			12,361,695

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		545,467	1,043,963
Aldar Properties PJSC		771,163	440,887
Damac Properties Dubai Co. PJSC (b)		465,565	351,092
DP World Ltd.		42,944	955,504
Dubai Investments Ltd.		343,773	177,823
Dubai Islamic Bank Pakistan Ltd.		318,621	477,088
Dubai Parks and Resorts PJSC (b)		660,937	69,456
Emaar Malls Group PJSC (b)		497,176	300,486
Emaar Properties PJSC		913,587	1,440,091
Emirates Telecommunications Corp.		448,479	2,093,956
National Bank of Abu Dhabi PJSC		386,294	1,304,070

TOTAL UNITED ARAB EMIRATES			8,654,416

United Kingdom - 11.0%
3i Group PLC		252,740	3,276,270
Admiral Group PLC		52,523	1,441,107
Anglo American PLC (United Kingdom)		342,529	8,060,841
Antofagasta PLC		103,704	1,388,289
Ashtead Group PLC		128,704	3,602,208
Associated British Foods PLC		91,998	3,424,715
AstraZeneca PLC (United Kingdom)		325,118	22,759,032
Auto Trader Group PLC (d)		250,763	1,218,489
Aviva PLC		1,029,136	7,477,365
Babcock International Group PLC		61,857	626,596
BAE Systems PLC		818,715	6,869,204
Barclays PLC		4,379,192	12,485,534
Barratt Developments PLC		262,250	2,014,601
Berkeley Group Holdings PLC		33,473	1,876,470
BHP Billiton PLC		542,386	11,564,987
BP PLC		5,077,159	37,712,965
British American Tobacco PLC (United Kingdom)		589,075	32,309,297
British Land Co. PLC		245,517	2,272,734
BT Group PLC		2,165,418	7,432,453
Bunzl PLC		85,428	2,482,720
Burberry Group PLC		110,682	2,778,575
Capita Group PLC		162,358	428,149
Carnival PLC		48,081	3,125,042
Centrica PLC		1,438,837	3,046,543
Cobham PLC (b)		633,066	1,003,145
Coca-Cola European Partners PLC		56,585	2,218,132
Compass Group PLC		406,561	8,731,516
ConvaTec Group PLC (d)		338,870	1,013,287
Croda International PLC		33,751	2,072,804
Diageo PLC		639,814	22,825,167
Direct Line Insurance Group PLC		354,878	1,828,682
easyJet PLC		39,124	856,406
Fresnillo PLC		57,342	1,006,520
G4S PLC (United Kingdom)		407,597	1,452,788
GKN PLC		425,257	2,700,236
GlaxoSmithKline PLC		1,263,626	25,344,758
Hammerson PLC		208,910	1,578,959
Hargreaves Lansdown PLC		67,681	1,667,392
HSBC Holdings PLC (United Kingdom)		5,131,791	51,092,029
IMI PLC		68,414	1,028,506
Imperial Tobacco Group PLC		245,442	8,800,606
InterContinental Hotel Group PLC		46,942	2,965,644
Intertek Group PLC		40,938	2,762,171
Investec PLC		175,290	1,393,392
ITV PLC		939,068	1,960,554
J Sainsbury PLC		430,792	1,832,590
John Wood Group PLC		175,104	1,370,699
Johnson Matthey PLC		49,816	2,259,081
Kingfisher PLC		559,806	2,334,634
Land Securities Group PLC		190,304	2,589,524
Legal & General Group PLC		1,527,246	5,676,911
Lloyds Banking Group PLC		18,475,984	16,387,233
London Stock Exchange Group PLC		80,064	4,739,637
Marks & Spencer Group PLC		425,797	1,683,621
Mediclinic International PLC		43,469	401,552
Mediclinic International PLC		47,912	444,684
Meggitt PLC		193,699	1,259,727
Melrose Industries PLC		525,420	1,649,228
Merlin Entertainments PLC (d)		177,438	898,458
Micro Focus International PLC		112,040	1,931,921
Mondi PLC		93,576	2,610,016
National Grid PLC		868,085	10,072,241
Next PLC		37,689	2,727,152
Old Mutual PLC		1,266,532	4,386,985
Pearson PLC		202,976	2,327,048
Pearson PLC sponsored ADR (a)		4,952	56,552
Persimmon PLC		78,299	2,926,613
Prudential PLC		663,698	17,066,370
Reckitt Benckiser Group PLC		171,728	13,471,732
RELX PLC		273,221	5,847,148
Rio Tinto PLC		311,181	16,961,214
Rolls-Royce Holdings PLC		425,522	4,920,856
Royal Bank of Scotland Group PLC (b)		921,594	3,412,847
Royal Dutch Shell PLC:
Class A		75,363	2,637,235
Class A (United Kingdom)		1,092,057	37,993,991
Class B (United Kingdom)		962,045	34,343,914
Royal Mail PLC		234,375	1,875,324
RSA Insurance Group PLC		262,674	2,377,312
Sage Group PLC		275,293	2,407,382
Schroders PLC		32,438	1,474,141
Scottish & Southern Energy PLC		261,285	4,958,825
Segro PLC		256,336	2,280,425
Severn Trent PLC		60,979	1,628,626
SKY PLC		264,892	5,025,247
Smith & Nephew PLC		225,394	4,316,530
Smiths Group PLC		102,514	2,254,568
St. James's Place Capital PLC		136,674	2,138,428
Standard Chartered PLC (United Kingdom)		847,175	8,945,566
Standard Life PLC		691,636	3,478,296
Taylor Wimpey PLC		847,476	2,237,186
Tesco PLC		2,499,347	8,095,232
The Weir Group PLC		58,003	1,705,654
Travis Perkins PLC		62,944	1,099,652
Unilever PLC		316,487	17,752,408
United Utilities Group PLC		175,612	1,796,798
Vodafone Group PLC		6,844,588	19,973,981
Whitbread PLC		46,739	2,754,634
WM Morrison Supermarkets PLC		583,455	1,952,683

TOTAL UNITED KINGDOM			631,727,192

United States of America - 0.1%
Southern Copper Corp. (a)		21,922	1,157,701
Yum China Holdings, Inc.		99,102	4,237,602

TOTAL UNITED STATES OF AMERICA			5,395,303

TOTAL COMMON STOCKS
(Cost $4,667,330,864)			5,516,990,077

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		39,361	260,570
Banco Bradesco SA:
(PN)		833,923	8,229,253
(PN) sponsored ADR		28,180	276,168
Brasil Foods SA sponsored ADR (a)(b)		5,717	40,762
Braskem SA (PN-A)		42,500	553,815
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		50,400	328,020
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		39,001	876,498
Companhia Energetica de Minas Gerais (CEMIG) (PN)		247,765	598,336
Gerdau SA		270,650	1,286,345
Itau Unibanco Holding SA		789,874	11,501,334
Itau Unibanco Holding SA sponsored ADR		41,228	599,043
Itausa-Investimentos Itau SA (PN)		1,041,530	4,046,364
Lojas Americanas SA (PN)		187,137	1,065,707
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		939,740	6,161,746
(PN) sponsored ADR (non-vtg.) (a)(b)		35,440	466,036
sponsored ADR (b)		6,520	91,867
Telefonica Brasil SA		116,140	1,629,116

TOTAL BRAZIL			38,010,980

Chile - 0.0%
Embotelladora Andina SA Class B		72,014	358,086
Sociedad Quimica y Minera de Chile SA (PN-B)		25,245	1,378,852

TOTAL CHILE			1,736,938

Colombia - 0.0%
Bancolombia SA (PN)		114,016	1,351,653
Grupo Aval Acciones y Valores SA		883,928	388,632
Grupo de Inversiones Suramerica SA (b)		31,553	410,005

TOTAL COLOMBIA			2,150,290

France - 0.1%
Air Liquide SA (b)		36,543	4,749,727
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		14,512	1,405,480
Fuchs Petrolub AG		18,121	974,665
Henkel AG & Co. KGaA		45,575	5,800,833
Porsche Automobil Holding SE (Germany)		39,570	3,383,159
Volkswagen AG		47,567	9,870,818

TOTAL GERMANY			21,434,955

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,666,717	1,435,075
Korea (South) - 0.2%
AMOREPACIFIC Corp.		2,690	448,365
Hyundai Motor Co.		6,902	663,824
Hyundai Motor Co. Series 2		8,503	913,084
LG Chemical Ltd.		2,035	391,447
LG Household & Health Care Ltd.		623	447,940
Samsung Electronics Co. Ltd.		4,364	8,614,536

TOTAL KOREA (SOUTH)			11,479,196

Russia - 0.0%
AK Transneft OAO		131	358,743
Surgutneftegas OJSC		1,681,417	827,458

TOTAL RUSSIA			1,186,201

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		30,212,062	41,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $68,209,123)			82,224,955
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	48,262

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.19% to 1.9% 5/31/18 to 9/27/18 (g)
(Cost $7,976,356)		8,000,000	7,973,940
		Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.74% (h)		113,242,045	$113,264,693
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)		86,396,020	86,404,660
TOTAL MONEY MARKET FUNDS
(Cost $199,672,669)			199,669,353
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $4,943,235,693)			5,806,906,587
NET OTHER ASSETS (LIABILITIES) - (1.4)%			(79,155,019)
NET ASSETS - 100%			$5,727,751,568

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	887	June 2018	$89,875,275	$1,590,790	$1,590,790
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	564	June 2018	32,492,040	(256,120)	(256,120)
TME S&P/TSX 60 Index Contracts (Canada)	57	June 2018	8,167,655	148,000	148,000
TOTAL FUTURES CONTRACTS					$1,482,670

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,403,806 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,786,568.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,039,722
Fidelity Securities Lending Cash Central Fund	350,628
Total	$1,390,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$639,266,392	$388,183,667	$251,082,725	$--
Consumer Staples	523,147,818	251,011,895	272,112,003	23,920
Energy	398,196,834	156,743,025	241,453,809	--
Financials	1,293,601,052	582,607,021	710,994,027	4
Health Care	424,915,160	124,441,629	300,473,531	--
Industrials	656,978,009	453,157,096	203,148,434	672,479
Information Technology	646,213,599	357,601,067	288,204,573	407,959
Materials	452,218,429	264,007,081	188,211,348	--
Real Estate	179,326,832	74,490,208	104,836,624	--
Telecommunication Services	221,941,102	47,242,679	174,698,423	--
Utilities	163,409,805	96,844,978	66,564,827	--
Corporate Bonds	48,262	--	48,262	--
U.S. Government and Government Agency Obligations	7,973,940	--	7,973,940	--
Money Market Funds	199,669,353	199,669,353	--	--
Total Investments in Securities:	$5,806,906,587	$2,995,999,699	$2,809,802,526	$1,104,362
Derivative Instruments:
Assets
Futures Contracts	$1,738,790	$1,738,790	$--	$--
Total Assets	$1,738,790	$1,738,790	$--	$--
Liabilities
Futures Contracts	$(256,120)	$(256,120)	$--	$--
Total Liabilities	$(256,120)	$(256,120)	$--	$--
Total Derivative Instruments:	$1,482,670	$1,482,670	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$960,290,708
Level 2 to Level 1	$683,924,523

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,738,790	$(256,120)
Total Equity Risk	1,738,790	(256,120)
Total Value of Derivatives	$1,738,790	$(256,120)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,278,487) — See accompanying schedule: Unaffiliated issuers (cost $4,743,563,024)	$5,607,237,234
Fidelity Central Funds (cost $199,672,669)	199,669,353
Total Investment in Securities (cost $4,943,235,693)		$5,806,906,587
Cash		6,369
Foreign currency held at value (cost $5,062,695)		5,033,716
Receivable for investments sold
Regular delivery		1,333,929
Delayed delivery		1,626,281
Receivable for fund shares sold		555,730
Dividends receivable		23,766,678
Distributions receivable from Fidelity Central Funds		331,283
Other receivables		936
Total assets		5,839,561,509
Liabilities
Payable for investments purchased
Regular delivery	$872,637
Delayed delivery	151,531
Payable for fund shares redeemed	21,906,931
Accrued management fee	283,007
Payable for daily variation margin on futures contracts	769,774
Other payables and accrued expenses	1,410,119
Collateral on securities loaned	86,415,942
Total liabilities		111,809,941
Net Assets		$5,727,751,568
Net Assets consist of:
Paid in capital		$4,904,290,589
Undistributed net investment income		52,178,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,267,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		863,550,296
Net Assets, for 431,036,055 shares outstanding		$5,727,751,568
Net Asset Value, offering price and redemption price per share ($5,727,751,568 ÷ 431,036,055 shares)		$13.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$74,940,120
Interest		55,310
Income from Fidelity Central Funds		1,390,350
Income before foreign taxes withheld		76,385,780
Less foreign taxes withheld		(7,231,514)
Total income		69,154,266
Expenses
Management fee	$1,624,904
Independent trustees' fees and expenses	10,462
Legal	453
Miscellaneous	7,502
Total expenses before reductions	1,643,321
Expense reductions	(212)	1,643,109
Net investment income (loss)		67,511,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,001,677)
Fidelity Central Funds	(9,564)
Foreign currency transactions	550,335
Futures contracts	10,850,919
Total net realized gain (loss)		3,390,013
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $86,337)	91,503,321
Fidelity Central Funds	(4,353)
Assets and liabilities in foreign currencies	(215,274)
Futures contracts	(2,290,383)
Total change in net unrealized appreciation (depreciation)		88,993,311
Net gain (loss)		92,383,324
Net increase (decrease) in net assets resulting from operations		$159,894,481

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,511,157	$117,237,792
Net realized gain (loss)	3,390,013	(29,868,089)
Change in net unrealized appreciation (depreciation)	88,993,311	836,876,743
Net increase (decrease) in net assets resulting from operations	159,894,481	924,246,446
Distributions to shareholders from net investment income	(120,964,264)	(95,231,725)
Distributions to shareholders from net realized gain	(7,437,932)	(2,140,039)
Total distributions	(128,402,196)	(97,371,764)
Share transactions
Proceeds from sales of shares	814,431,410	1,206,059,282
Reinvestment of distributions	128,402,196	97,371,764
Cost of shares redeemed	(243,582,289)	(771,760,724)
Net increase (decrease) in net assets resulting from share transactions	699,251,317	531,670,322
Total increase (decrease) in net assets	730,743,602	1,358,545,004
Net Assets
Beginning of period	4,997,007,966	3,638,462,962
End of period	$5,727,751,568	$4,997,007,966
Other Information
Undistributed net investment income end of period	$52,178,114	$105,631,221
Shares
Sold	61,089,372	103,730,595
Issued in reinvestment of distributions	9,922,890	9,177,358
Redeemed	(17,951,816)	(67,302,786)
Net increase (decrease)	53,060,446	45,605,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$10.95	$11.15	$12.16	$12.35	$10.55
Income from Investment Operations
Net investment income (loss)A	.17	.33	.30	.31	.39	.31
Net realized and unrealized gain (loss)	.23	2.21	(.23)	(.96)	(.33)	1.75
Total from investment operations	.40	2.54	.07	(.65)	.06	2.06
Distributions from net investment income	(.31)	(.27)	(.27)	(.35)	(.24)	(.25)
Distributions from net realized gain	(.02)	(.01)	–	(.01)	(.01)	(.02)
Total distributions	(.33)	(.27)B	(.27)	(.36)	(.25)	(.26)C
Net asset value, end of period	$13.29	$13.22	$10.95	$11.15	$12.16	$12.35
Total ReturnD,E	3.08%	23.84%	.71%	(5.53)%	.52%	19.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.16%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%H	.06%	.16%	.20%	.20%	.20%
Expenses net of all reductions	.06%H	.06%	.16%	.20%	.20%	.20%
Net investment income (loss)	2.49%H	2.74%	2.84%	2.68%	3.19%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$5,727,752	$4,997,008	$3,638,463	$2,998,297	$2,478,198	$1,723,870
Portfolio turnover rateI	1%H	4%	1%	2%	2%	1%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,188,232,678
Gross unrealized depreciation	(377,904,894)
Net unrealized appreciation (depreciation)	$810,327,784
Tax cost	$4,998,061,473

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Long-term	(33,983,083)
Total capital loss carryforward	$(36,668,876)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $696,612,387 and $36,242,801, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,502 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $274,176. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $350,628, including $20 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $212.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.06%	$1,000.00	$1,030.80	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Emerging Markets Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class

Semi-Annual Report

April 30, 2018

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	5.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4
Naspers Ltd. Class N (South Africa, Media)	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.0
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	0.9
24.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	26.4
Financials	23.3
Consumer Discretionary	9.3
Materials	7.3
Energy	7.3
Consumer Staples	6.6
Industrials	5.1
Telecommunication Services	4.7
Real Estate	2.8
Health Care	2.7

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	15.5%
Korea (South)	15.2%
Taiwan	10.8%
China	9.7%
India	8.3%
Brazil	7.0%
South Africa	6.4%
Hong Kong	3.3%
Russia	3.3%
Other*	20.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Fidelity® Emerging Markets Index Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)(b)		908,000	$456,610
Alibaba Pictures Group Ltd. (a)		3,650,000	411,160
Beijing Enterprises Water Group Ltd.		1,662,000	964,929
Brilliance China Automotive Holdings Ltd.		908,000	1,616,709
China Gas Holdings Ltd.		506,800	1,795,937
China Resource Gas Group Ltd.		266,000	978,243
Cosco Shipping Ports Ltd.		501,823	441,341
Credicorp Ltd.		6,502	1,501,962
Credicorp Ltd. (United States)		13,639	3,170,931
GOME Electrical Appliances Holdings Ltd. (b)		3,190,802	343,224
Haier Electronics Group Co. Ltd.		374,000	1,293,956
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
Kunlun Energy Co. Ltd.		962,000	823,680
Nine Dragons Paper (Holdings) Ltd.		490,000	730,815
Sihuan Pharmaceutical Holdings Group Ltd.		1,105,000	267,065

TOTAL BERMUDA			14,796,564

Brazil - 4.4%
Ambev SA		1,396,100	9,297,503
Atacadao Distribuicao Comercio e Industria Ltda		115,700	498,707
Banco Bradesco SA		312,515	2,845,749
Banco do Brasil SA		256,700	2,689,224
Banco Santander SA (Brasil) unit		122,200	1,329,368
BB Seguridade Participacoes SA		210,700	1,652,785
BM&F BOVESPA SA		611,714	4,417,779
BR Malls Participacoes SA		249,795	778,648
Brasil Foods SA (a)		127,500	902,603
CCR SA		365,700	1,248,508
Centrais Eletricas Brasileiras SA (Electrobras) (a)		60,000	326,616
Cielo SA		365,314	2,002,178
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		101,300	1,016,701
Companhia Energetica de Minas Gerais (CEMIG)		2,013	4,425
Companhia Siderurgica Nacional SA (CSN) (a)		178,100	446,368
Cosan SA Industria e Comercio		49,400	560,953
Drogasil SA		68,100	1,337,040
EDP Energias do Brasil SA		96,557	382,843
Embraer SA		199,900	1,263,355
ENGIE Brasil Energia SA		45,800	483,598
Equatorial Energia SA		59,200	1,202,352
Fibria Celulose SA		73,200	1,437,797
Hypermarcas SA		103,100	927,052
Itausa-Investimentos Itau SA (a)		26,860	103,508
Itausa-Investimentos Itau SA (a)		12	49
Itausa-Investimentos Itau SA		527	2,099
JBS SA		243,500	608,194
Klabin SA unit		173,700	1,052,652
Kroton Educacional SA		405,448	1,621,468
Localiza Rent A Car SA		150,552	1,198,589
Lojas Renner SA		209,990	1,954,720
M. Dias Branco SA		27,900	350,422
Multiplan Empreendimentos Imobiliarios SA		24,086	457,353
Natura Cosmeticos SA		47,400	435,817
Odontoprev SA		82,500	353,955
Petroleo Brasileiro SA - Petrobras (ON) (a)		891,200	6,265,773
Porto Seguro SA		34,600	446,426
Qualicorp SA		65,800	457,362
Rumo SA (a)		328,400	1,392,082
Sul America SA unit		55,574	342,975
Suzano Papel e Celulose SA		129,800	1,521,348
Terna Participacoes SA unit		61,900	376,185
TIM Participacoes SA		252,400	1,149,172
Ultrapar Participacoes SA		105,900	1,827,374
Vale SA		937,684	13,027,255
Weg SA		210,132	1,066,495

TOTAL BRAZIL			73,063,425

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)		376,000	28,025
Cayman Islands - 15.5%
3SBio, Inc. (d)		302,500	649,972
58.com, Inc. ADR (a)		27,421	2,396,321
AAC Technology Holdings, Inc.		217,500	3,121,727
Agile Property Holdings Ltd.		464,000	915,284
Airtac International Group		35,000	606,225
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		341,023	60,886,246
Anta Sports Products Ltd.		317,000	1,808,863
Autohome, Inc. ADR Class A		15,469	1,509,001
Baidu.com, Inc. sponsored ADR (a)		81,528	20,455,375
Chailease Holding Co. Ltd.		353,000	1,285,719
China Conch Venture Holdings Ltd.		479,000	1,487,083
China Huishan Dairy Holdings Co. Ltd. (a)(b)(c)		888,000	23,760
China Medical System Holdings Ltd.		406,000	994,203
China Mengniu Dairy Co. Ltd.		818,000	2,637,061
China Resources Land Ltd.		824,744	3,097,514
China State Construction International Holdings Ltd.		613,000	797,239
CIFI Holdings Group Co. Ltd.		1,008,000	793,747
Country Garden Holdings Co. Ltd.		1,581,737	3,225,266
Ctrip.com International Ltd. ADR (a)		117,227	4,794,584
ENN Energy Holdings Ltd.		223,000	2,085,392
Evergrande Real Estate Group Ltd. (a)(b)		976,000	3,091,554
Fullshare Holdings Ltd. (b)		2,032,500	1,108,312
GCL-Poly Energy Holdings Ltd. (a)(b)		3,995,000	494,161
Geely Automobile Holdings Ltd.		1,468,000	3,860,887
General Interface Solution Holding Ltd.		47,000	280,846
Haitian International Holdings Ltd.		190,000	505,647
Hengan International Group Co. Ltd.		211,000	1,876,495
JD.com, Inc. sponsored ADR (a)		195,029	7,120,509
Kingboard Chemical Holdings Ltd.		190,000	772,976
Kingsoft Corp. Ltd.		226,000	671,079
Lee & Man Paper Manufacturing Ltd.		441,000	485,752
Longfor Properties Co. Ltd.		431,500	1,290,502
Meitu, Inc. (a)(d)		361,500	381,227
Momo, Inc. ADR (a)(b)		31,741	1,107,761
NetEase, Inc. ADR		23,499	6,040,888
New Oriental Education & Technology Group, Inc. sponsored ADR		40,122	3,604,560
Nexteer Auto Group Ltd.		241,000	370,796
Semiconductor Manufacturing International Corp. (a)(b)		866,700	1,114,657
Shenzhou International Group Holdings Ltd.		220,000	2,401,572
Shimao Property Holdings Ltd.		347,500	919,160
SINA Corp. (a)		16,737	1,599,053
Sino Biopharmaceutical Ltd.		1,321,000	2,781,775
SOHO China Ltd.		555,000	284,985
Sunac China Holdings Ltd. (b)		717,000	3,045,621
Sunny Optical Technology Group Co. Ltd.		211,300	3,447,917
TAL Education Group ADR		95,076	3,462,668
Tencent Holdings Ltd.		1,686,300	82,903,446
Tingyi (Cayman Islands) Holding Corp.		588,000	1,106,967
Vipshop Holdings Ltd. ADR (a)		120,972	1,872,647
Want Want China Holdings Ltd.		1,473,000	1,301,647
Weibo Corp. sponsored ADR (a)(b)		13,650	1,563,198
YY, Inc. ADR (a)		12,757	1,229,647
Zhen Ding Technology Holding Ltd.		133,000	288,891

TOTAL CAYMAN ISLANDS			255,958,385

Chile - 1.1%
AES Gener SA		776,056	217,624
Aguas Andinas SA		810,969	539,434
Banco de Chile		7,318,563	1,209,062
Banco de Credito e Inversiones		13,128	993,632
Banco Santander Chile		19,491,582	1,627,053
Cencosud SA		429,058	1,275,856
Colbun SA		2,363,697	587,687
Compania Cervecerias Unidas SA		42,794	592,806
Compania de Petroleos de Chile SA (COPEC)		114,179	1,861,533
CorpBanca SA		44,384,372	453,714
Empresa Nacional de Telecomunicaciones SA (ENTEL)		43,726	516,063
Empresas CMPC SA		366,530	1,504,700
Enel Chile SA		8,509,877	1,054,578
Enel Chile SA sponsored ADR		350	2,177
Enersis SA		8,411,403	1,919,911
LATAM Airlines Group SA		93,076	1,427,795
LATAM Airlines Group SA sponsored ADR		212	3,237
S.A.C.I. Falabella		211,364	2,050,027
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	9,222

TOTAL CHILE			17,846,111

China - 9.7%
Agricultural Bank of China Ltd. (H Shares)		7,752,000	4,370,674
Air China Ltd. (H Shares)		530,000	698,698
Aluminum Corp. of China Ltd. (H Shares) (a)		1,176,000	664,190
Anhui Conch Cement Co. Ltd. (H Shares)		360,000	2,246,933
AviChina Industry & Technology Co. Ltd. (H Shares)		587,000	370,105
Bank Communications Co. Ltd. (H Shares)		2,641,000	2,161,091
Bank of China Ltd. (H Shares)		23,545,000	12,780,962
Beijing Capital International Airport Co. Ltd. (H Shares)		518,000	705,502
BYD Co. Ltd. (H Shares) (b)		185,500	1,296,844
CGN Power Co. Ltd. (H Shares) (d)		3,112,000	848,655
China Cinda Asset Management Co. Ltd. (H Shares)		2,660,000	949,373
China CITIC Bank Corp. Ltd. (H Shares)		2,596,000	1,855,746
China Communications Construction Co. Ltd. (H Shares)		1,289,000	1,485,159
China Communications Services Corp. Ltd. (H Shares)		690,000	433,196
China Construction Bank Corp. (H Shares)		24,917,000	26,104,521
China Everbright Bank Co. Ltd. (H Shares)		720,000	359,812
China Galaxy Securities Co. Ltd. (H Shares)		951,500	624,979
China Huarong Asset Management Co. Ltd.		3,014,000	1,038,047
China Life Insurance Co. Ltd. (H Shares)		2,207,000	6,258,964
China Longyuan Power Grid Corp. Ltd. (H Shares)		940,000	923,287
China Merchants Bank Co. Ltd. (H Shares)		1,156,846	5,044,311
China Minsheng Banking Corp. Ltd. (H Shares)		1,626,200	1,521,799
China Molybdenum Co. Ltd. (H Shares)		1,098,000	825,112
China National Building Materials Co. Ltd. (H Shares)		1,138,000	1,329,519
China Oilfield Services Ltd. (H Shares)		510,000	508,825
China Pacific Insurance (Group) Co. Ltd. (H Shares)		782,800	3,454,245
China Petroleum & Chemical Corp. (H Shares)		7,573,000	7,375,037
China Railway Construction Corp. Ltd. (H Shares)		562,500	666,129
China Railway Group Ltd. (H Shares)		1,178,000	944,199
China Shenhua Energy Co. Ltd. (H Shares)		1,012,000	2,482,293
China Southern Airlines Ltd. (H Shares)		548,000	590,065
China Telecom Corp. Ltd. (H Shares)		4,082,000	1,978,676
China Vanke Co. Ltd. (H Shares)		344,000	1,421,700
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		716,000	547,721
CITIC Securities Co. Ltd. (H Shares)		685,500	1,671,065
CRRC Corp. Ltd. (H Shares)		1,182,600	1,045,276
Dongfeng Motor Group Co. Ltd. (H Shares)		816,000	902,361
Fuyao Glass Industries Group Co. Ltd.		154,400	530,684
GF Securities Co. Ltd. (H Shares)		407,000	716,562
Great Wall Motor Co. Ltd. (H Shares)		885,500	918,442
Guangzhou Automobile Group Co. Ltd. (H Shares)		620,000	1,135,664
Guangzhou R&F Properties Co. Ltd. (H Shares)		286,800	681,895
Haitong Securities Co. Ltd. (H Shares)		953,600	1,302,054
Huaneng Power International, Inc. (H Shares)		1,242,000	820,838
Huaneng Renewables Corp. Ltd. (H Shares)		1,478,000	656,384
Huatai Securities Co. Ltd. (H Shares) (d)		488,400	989,296
Industrial & Commercial Bank of China Ltd. (H Shares)		21,840,000	19,172,935
Jiangsu Expressway Co. Ltd. (H Shares)		388,000	531,996
Jiangxi Copper Co. Ltd. (H Shares)		350,000	497,594
New China Life Insurance Co. Ltd. (H Shares)		240,900	1,123,173
People's Insurance Co. of China Group (H Shares)		2,126,000	1,000,889
PetroChina Co. Ltd. (H Shares)		6,222,000	4,584,801
PICC Property & Casualty Co. Ltd. (H Shares)		1,371,227	2,454,729
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,542,500	15,072,384
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		524,000	322,018
Shanghai Electric Group Co. Ltd. (H Shares) (a)		852,000	309,331
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		143,000	775,680
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	254,201
Shanghai Pharma Holding Co. Ltd. (H Shares)		244,700	667,951
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		975,000	647,409
Sinopharm Group Co. Ltd. (H Shares)		351,200	1,480,913
TravelSky Technology Ltd. (H Shares)		276,000	806,204
Tsingtao Brewery Co. Ltd. (H Shares)		110,000	569,514
Weichai Power Co. Ltd. (H Shares)		564,200	653,145
Yanzhou Coal Mining Co. Ltd. (H Shares)		524,000	655,693
Zhejiang Expressway Co. Ltd. (H Shares)		412,000	423,091
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		163,600	867,387
Zijin Mng Group Co. Ltd. (H Shares)		1,664,000	754,788
ZTE Corp. (H Shares) (c)		212,680	480,593

TOTAL CHINA			160,343,309

Colombia - 0.3%
Bancolombia SA		78,181	924,048
Bancolombia SA sponsored ADR		76	3,622
Cementos Argos SA		128,535	454,387
Ecopetrol SA		1,448,711	1,598,817
Grupo de Inversiones Suramerica SA (a)		69,404	963,123
Interconexion Electrica SA ESP		123,429	636,269
Inversiones Argos SA		88,623	631,003

TOTAL COLOMBIA			5,211,269

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		48,641	1,243,877
Komercni Banka A/S		24,037	1,037,713
MONETA Money Bank A/S (d)		136,811	492,517
Telefonica Czech Rep A/S		17,324	237,040

TOTAL CZECH REPUBLIC			3,011,147

Egypt - 0.1%
Commercial International Bank SAE		299,222	1,597,376
Commercial International Bank SAE sponsored GDR		2,831	14,523
Eastern Tobacco Co.		32,664	381,126
Global Telecom Holding (a)		539,180	154,837

TOTAL EGYPT			2,147,862

Greece - 0.3%
Alpha Bank AE (a)		409,149	1,082,053
EFG Eurobank Ergasias SA (a)		571,871	724,430
Ff Group (a)		10,260	194,523
Greek Organization of Football Prognostics SA		62,690	751,745
Hellenic Telecommunications Organization SA		74,238	1,080,280
Jumbo SA		29,241	535,321
National Bank of Greece SA (a)		1,568,761	655,475
Piraeus Bank SA (a)		76,889	326,093
Titan Cement Co. SA (Reg.)		15,151	399,775

TOTAL GREECE			5,749,695

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.		161,000	804,178
BYD Electronic International Co. Ltd.		193,500	295,050
China Everbright International Ltd.		715,000	1,002,899
China Everbright Ltd.		264,000	580,950
China Jinmao Holdings Group Ltd.		1,540,000	871,757
China Merchants Holdings International Co. Ltd.		396,105	885,044
China Mobile Ltd.		1,821,000	17,347,750
China Overseas Land and Investment Ltd.		1,142,000	3,826,421
China Resources Beer Holdings Co. Ltd.		476,878	2,053,879
China Resources Pharmaceutical Group Ltd.		571,500	790,076
China Resources Power Holdings Co. Ltd.		573,691	1,100,405
China Taiping Insurance Group Ltd.		470,377	1,573,022
China Unicom Ltd.		1,792,000	2,533,976
CITIC Pacific Ltd.		1,696,000	2,586,401
CNOOC Ltd.		5,287,000	8,944,090
CNOOC Ltd. sponsored ADR		200	33,802
CSPC Pharmaceutical Group Ltd.		1,390,000	3,540,412
Far East Horizon Ltd.		568,000	563,619
Fosun International Ltd.		752,000	1,597,995
Guangdong Investment Ltd.		874,000	1,352,806
Lenovo Group Ltd.		2,210,000	1,049,256
Shanghai Industrial Holdings Ltd.		143,000	374,988
Sino-Ocean Group Holding Ltd.		846,479	587,763
Sun Art Retail Group Ltd.		685,466	770,431

TOTAL HONG KONG			55,066,970

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		109,477	1,265,070
OTP Bank PLC		69,692	3,044,807
Richter Gedeon PLC		41,291	835,236

TOTAL HUNGARY			5,145,113

India - 8.3%
ACC Ltd.		11,899	283,493
Adani Ports & Special Economic Zone Ltd.		208,638	1,276,257
Ambuja Cements Ltd.		172,666	649,906
Ashok Leyland Ltd.		350,221	863,017
Asian Paints Ltd.		84,489	1,524,590
Aurobindo Pharma Ltd.		80,575	776,661
Axis Bank Ltd.		527,321	4,088,034
Bajaj Auto Ltd.		23,966	1,060,994
Bajaj Finance Ltd.		51,030	1,458,895
Bajaj Finserv Ltd.		11,365	934,964
Bharat Forge Ltd.		62,958	731,132
Bharat Heavy Electricals Ltd.		258,419	339,848
Bharat Petroleum Corp. Ltd.		222,280	1,291,541
Bharti Airtel Ltd.		415,646	2,552,439
Bharti Infratel Ltd.		100,981	475,258
Bosch Ltd.		2,281	664,532
Britannia Industries Ltd.		8,032	666,070
Cadila Healthcare Ltd. (a)		58,291	360,941
Cipla Ltd. (a)		104,844	955,054
Coal India Ltd.		205,291	878,743
Container Corp. of India Ltd.		10,967	214,631
Dabur India Ltd.		164,187	910,465
Dr. Reddy's Laboratories Ltd.		34,598	1,099,426
Eicher Motors Ltd.		3,969	1,854,422
GAIL India Ltd.		202,802	990,064
Glenmark Pharmaceuticals Ltd.		40,226	345,495
Godrej Consumer Products Ltd.		71,438	1,197,101
Grasim Industries Ltd.		96,992	1,590,311
Havells India Ltd.		72,399	593,785
HCL Technologies Ltd.		165,443	2,615,568
Hero Motocorp Ltd.		14,390	806,089
Hindalco Industries Ltd.		349,598	1,229,986
Hindustan Petroleum Corp. Ltd.		184,023	840,200
Hindustan Unilever Ltd.		190,547	4,311,812
Housing Development Finance Corp. Ltd.		448,506	12,689,591
ICICI Bank Ltd.		706,248	3,018,287
Idea Cellular Ltd. (a)		579,301	600,894
IDFC Bank Ltd.		390,007	282,508
Indiabulls Housing Finance Ltd.		93,169	1,824,135
Indian Oil Corp. Ltd.		351,615	854,827
Infosys Ltd.		517,281	9,314,129
ITC Ltd.		1,011,429	4,274,304
JSW Steel Ltd.		250,484	1,217,927
Larsen & Toubro Ltd.		138,833	2,918,502
LIC Housing Finance Ltd.		84,773	694,059
Lupin Ltd. (a)		63,047	767,913
Mahindra & Mahindra Financial Services Ltd. (a)		89,564	709,063
Mahindra & Mahindra Ltd.		223,929	2,932,421
Marico Ltd.		138,892	692,927
Maruti Suzuki India Ltd.		31,566	4,173,117
Motherson Sumi Systems Ltd.		187,634	994,140
Nestle India Ltd.		7,053	996,554
NTPC Ltd.		494,042	1,277,397
Oil & Natural Gas Corp. Ltd.		380,354	1,030,903
Petronet LNG Ltd.		183,420	624,489
Piramal Enterprises Ltd. (a)		24,501	955,572
Power Finance Corp. Ltd.		182,679	240,665
Reliance Industries Ltd.		843,481	12,178,516
Rural Electrification Corp. Ltd.		190,925	365,112
Shree Cement Ltd.		2,521	641,242
Shriram Transport Finance Co. Ltd.		43,588	1,052,236
Siemens India Ltd.		19,996	336,884
State Bank of India		513,397	1,896,943
Sun Pharmaceutical Industries Ltd.		280,367	2,224,221
Tata Consultancy Services Ltd.		135,961	7,210,421
Tata Motors Ltd. (a)		482,287	2,449,307
Tata Motors Ltd. Class A (a)		105,491	302,318
Tata Power Co. Ltd.		307,775	407,527
Tata Steel Ltd.		105,977	942,707
Tech Mahindra Ltd.		139,125	1,398,390
Titan Co. Ltd. (a)		91,902	1,354,004
Ultratech Cemco Ltd.		26,225	1,616,852
United Spirits Ltd. (a)		17,355	943,203
UPL Ltd. (a)		106,416	1,165,101
Vakrangee Ltd.		124,566	186,718
Vedanta Ltd.		436,010	1,944,393
Wipro Ltd.		330,266	1,376,430
Yes Bank Ltd.		496,704	2,693,644
Zee Entertainment Enterprises Ltd. (a)		158,040	1,395,781

TOTAL INDIA			137,597,998

Indonesia - 1.9%
PT Adaro Energy Tbk		4,297,800	562,802
PT AKR Corporindo Tbk		472,100	165,310
PT Astra International Tbk		6,128,000	3,136,475
PT Bank Central Asia Tbk		2,933,200	4,638,219
PT Bank Danamon Indonesia Tbk Series A		996,200	474,870
PT Bank Mandiri (Persero) Tbk		5,586,000	2,829,614
PT Bank Negara Indonesia (Persero) Tbk		2,204,500	1,269,166
PT Bank Rakyat Indonesia Tbk		16,531,900	3,811,735
PT Bank Tabungan Negara Tbk		1,229,000	273,892
PT Bumi Serpong Damai Tbk		2,039,500	246,278
PT Charoen Pokphand Indonesia Tbk		2,194,500	578,530
PT Gudang Garam Tbk		138,500	688,050
PT Hanjaya Mandala Sampoerna Tbk		2,776,100	703,449
PT Indocement Tunggal Prakarsa Tbk		524,500	663,761
PT Indofood CBP Sukses Makmur Tbk		650,700	404,256
PT Indofood Sukses Makmur Tbk		1,386,100	693,009
PT Jasa Marga Tbk		596,337	186,422
PT Kalbe Farma Tbk		6,274,600	677,371
PT Matahari Department Store Tbk		731,300	541,472
PT Pakuwon Jati Tbk		5,792,100	244,831
PT Perusahaan Gas Negara Tbk Series B		3,214,000	454,955
PT Semen Gresik (Persero) Tbk		850,800	587,635
PT Surya Citra Media Tbk		1,604,300	293,654
PT Telkomunikasi Indonesia Tbk Series B		15,094,700	4,118,960
PT Tower Bersama Infrastructure Tbk		551,800	219,767
PT Unilever Indonesia Tbk		451,000	1,498,970
PT United Tractors Tbk		498,100	1,215,306
PT Waskita Karya Persero Tbk		1,268,700	200,413
PT XL Axiata Tbk (a)		789,575	119,672

TOTAL INDONESIA			31,498,844

Isle of Man - 0.1%
NEPI Rockcastle PLC		110,121	1,213,615
Korea (South) - 14.4%
AMOREPACIFIC Corp.		9,305	3,032,374
AMOREPACIFIC Group, Inc.		8,491	1,133,798
BGF Retail Co. Ltd.		2,344	418,054
BGFretail Co. Ltd.		4,377	51,906
BS Financial Group, Inc.		78,286	763,908
Celltrion Healthcare Co. Ltd.		10,255	859,910
Celltrion, Inc.		24,083	6,094,258
Cheil Industries, Inc.		22,682	2,965,175
Cheil Worldwide, Inc.		20,770	370,434
CJ CheilJedang Corp.		2,481	794,624
CJ Corp.		4,084	619,698
CJ E&M Corp.		5,655	477,884
Coway Co. Ltd.		15,530	1,268,880
Daelim Industrial Co.		8,418	676,003
Daewoo Engineering & Construction Co. Ltd. (a)		44,456	263,600
Db Insurance Co. Ltd.		14,259	837,492
DGB Financial Group Co. Ltd.		47,549	532,799
Dong Suh Companies, Inc.		9,288	238,938
Doosan Bobcat, Inc.		10,017	304,927
Doosan Heavy Industries & Construction Co. Ltd.		16,360	273,450
E-Mart Co. Ltd.		6,135	1,546,747
GS Engineering & Construction Corp.		14,385	548,038
GS Holdings Corp.		14,872	851,277
GS Retail Co. Ltd.		7,711	267,852
Hana Financial Group, Inc.		88,164	3,931,023
Hankook Tire Co. Ltd.		21,933	1,012,757
Hanmi Pharm Co. Ltd.		1,790	778,897
Hanmi Science Co. Ltd.		3,521	255,792
Hanon Systems		53,700	546,565
Hanssem Co. Ltd.		2,897	315,149
Hanwha Chemical Corp.		30,726	830,607
Hanwha Corp.		12,674	472,793
Hanwha Life Insurance Co. Ltd.		71,654	416,840
Hanwha Techwin Co. Ltd. (a)		9,531	214,485
Hotel Shilla Co.		9,216	998,255
Hyosung Corp.		6,269	769,777
Hyundai Department Store Co. Ltd.		4,190	404,944
Hyundai Engineering & Construction Co. Ltd.		23,047	1,368,713
Hyundai Fire & Marine Insurance Co. Ltd.		18,665	666,654
Hyundai Glovis Co. Ltd.		5,654	889,604
Hyundai Heavy Industries Co. Ltd. (a)		12,231	1,364,806
Hyundai Industrial Development & Construction Co. (c)		18,649	808,006
Hyundai Mobis		20,257	4,691,025
Hyundai Motor Co.		45,712	6,829,535
Hyundai Robotics Co. Ltd.		2,938	1,159,096
Hyundai Steel Co.		23,838	1,348,911
Hyundai Wia Corp.		4,225	211,857
Industrial Bank of Korea		74,158	1,166,807
ING Life Insurance Korea Ltd. (d)		9,441	363,209
Kakao Corp.		13,325	1,381,119
Kangwon Land, Inc.		35,202	949,962
KB Financial Group, Inc.		118,060	6,689,581
KCC Corp.		1,613	588,914
KEPCO Plant Service & Engineering Co. Ltd.		5,721	270,845
Kia Motors Corp.		76,995	2,379,751
Korea Aerospace Industries Ltd.		20,062	809,280
Korea Electric Power Corp.		76,547	2,670,561
Korea Express Co. Ltd. (a)		2,269	331,581
Korea Gas Corp. (a)		7,918	405,170
Korea Investment Holdings Co. Ltd.		11,730	997,832
Korea Zinc Co. Ltd.		2,511	1,016,428
Korean Air Lines Co. Ltd.		14,554	464,103
KT Corp.		216	5,477
KT&G Corp.		34,860	3,183,517
Kumho Petro Chemical Co. Ltd.		5,054	507,323
LG Chemical Ltd.		13,367	4,493,424
LG Corp.		27,756	2,101,932
LG Display Co. Ltd.		67,940	1,479,428
LG Electronics, Inc.		31,773	3,026,212
LG Household & Health Care Ltd.		2,714	3,471,933
LG Innotek Co. Ltd.		4,119	448,083
Lotte Chemical Corp.		4,522	1,748,122
Lotte Chilsung Beverage Co. Ltd.		5	7,564
Lotte Confectionery Co. Ltd.		19	3,371
Lotte Confectionery Co. Ltd.		8,493	516,277
Lotte Shopping Co. Ltd.		3,302	789,329
Medy-Tox, Inc.		1,218	793,405
Mirae Asset Daewoo Co. Ltd.		104,683	955,996
NAVER Corp.		8,324	5,565,267
NCSOFT Corp.		5,124	1,722,474
Netmarble Corp. (d)		7,516	1,035,189
Oci Co. Ltd.		4,976	724,846
Orion Corp./Republic of Korea		6,299	732,288
Ottogi Corp.		313	232,063
POSCO		21,969	7,549,336
Posco Daewoo Corp.		10,386	218,693
S-Oil Corp.		13,561	1,392,917
S1 Corp.		5,210	477,252
Samsung Biologics Co. Ltd. (a)(d)		4,897	2,231,469
Samsung Card Co. Ltd.		7,648	266,378
Samsung Electro-Mechanics Co. Ltd.		16,482	1,823,766
Samsung Electronics Co. Ltd.		28,698	71,113,644
Samsung Fire & Marine Insurance Co. Ltd.		8,964	2,239,064
Samsung Heavy Industries Co. Ltd. (a)		113,279	777,459
Samsung Life Insurance Co. Ltd.		20,880	2,281,168
Samsung SDI Co. Ltd.		16,343	2,800,327
Samsung SDS Co. Ltd.		10,365	2,371,244
Samsung Securities Co. Ltd.		20,482	709,557
Shinhan Financial Group Co. Ltd.		127,177	5,647,566
Shinsegae Co. Ltd.		2,173	847,144
SillaJen, Inc. (a)		15,777	1,238,972
SK C&C Co. Ltd.		9,243	2,537,472
SK Energy Co. Ltd.		19,293	3,540,000
SK Hynix, Inc.		172,327	13,597,247
SK Networks Co. Ltd.		51,946	272,602
SK Telecom Co. Ltd.		5,946	1,267,029
STX Pan Ocean Co. Ltd. (Korea) (a)		58,595	300,929
Woori Bank		138,017	2,068,467
Woori Investment & Securities Co. Ltd.		41,140	599,280
Yuhan Corp.		2,732	584,194

TOTAL KOREA (SOUTH)			238,259,956

Luxembourg - 0.0%
PLAY Communications SA (d)		34,291	289,581
Malaysia - 2.4%
AirAsia Group BHD		470,700	460,070
Alliance Bank Malaysia Bhd		270,100	298,337
AMMB Holdings Bhd		461,000	455,542
Astro Malaysia Holdings Bhd (d)		432,500	209,563
Axiata Group Bhd		775,142	1,040,592
British American Tobacco (Malaysia) Bhd		39,000	243,296
Bumiputra-Commerce Holdings Bhd		1,382,836	2,521,441
Dialog Group Bhd		890,200	695,987
DiGi.com Bhd		931,700	1,094,154
Felda Global Ventures Holdings Bhd (d)		467,100	202,255
Gamuda Bhd		525,600	686,658
Genting Bhd		668,300	1,518,479
Genting Malaysia Bhd		856,100	1,115,188
Genting Plantations Bhd		73,100	184,591
Hap Seng Consolidated Bhd		172,300	428,939
Hartalega Holdings Bhd		390,400	581,327
Hong Leong Bank Bhd		193,100	931,438
Hong Leong Credit Bhd		62,900	310,682
IHH Healthcare Bhd (d)		609,300	941,822
IJM Corp. Bhd		806,900	611,172
IOI Corp. Bhd		662,800	805,652
IOI Properties Group Bhd		494,375	196,422
Kuala Lumpur Kepong Bhd		146,600	950,580
Malayan Banking Bhd		1,313,231	3,602,017
Malaysia Airports Holdings Bhd		264,006	605,143
Maxis Bhd		589,800	873,940
MISC Bhd		406,600	738,681
Nestle (Malaysia) BHD		16,600	583,416
Petronas Chemicals Group Bhd		712,600	1,531,723
Petronas Dagangan Bhd		68,600	471,142
Petronas Gas Bhd		205,800	931,630
PPB Group Bhd		132,300	647,692
Press Metal Bhd		380,800	464,832
Public Bank Bhd		872,800	5,283,983
RHB Capital Bhd		213,889	287,744
RHB Capital Bhd (a)(c)		99,132	0
SapuraKencana Petroleum Bhd		1,014,500	163,408
Sime Darby Bhd		686,849	465,389
Sime Darby Plantation Bhd		710,649	1,007,906
Sime Darby Property Bhd		623,649	236,415
SP Setia Bhd		439,540	356,077
Telekom Malaysia Bhd		317,280	426,989
Tenaga Nasional Bhd		1,019,400	4,106,886
UMW Holdings Bhd (a)		130,300	202,401
Westports Holdings Bhd		299,200	252,914
YTL Corp. Bhd		1,285,743	472,806
YTL Power International Bhd		584,225	136,496

TOTAL MALAYSIA			40,333,817

Malta - 0.0%
Brait SA		106,557	368,201
Mexico - 2.9%
Alfa SA de CV Series A		878,400	1,127,704
America Movil S.A.B. de CV Series L		9,958,700	9,217,444
Banco Santander Mexico SA		538,560	798,248
CEMEX S.A.B. de CV unit		4,340,918	2,715,678
Coca-Cola FEMSA S.A.B. de CV Series L		149,700	971,983
Compartamos S.A.B. de CV (b)		296,000	236,616
El Puerto de Liverpool S.A.B. de CV Class C		57,040	380,571
Embotelladoras Arca S.A.B. de CV		129,600	895,736
Fibra Uno Administracion SA de CV		946,000	1,566,546
Fomento Economico Mexicano S.A.B. de CV unit		576,800	5,575,533
Gruma S.A.B. de CV Series B		63,870	780,119
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		106,400	1,106,780
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		61,415	1,104,462
Grupo Bimbo S.A.B. de CV Series A		491,200	1,143,294
Grupo Carso SA de CV Series A1		126,300	453,820
Grupo Financiero Banorte S.A.B. de CV Series O		740,200	4,631,482
Grupo Financiero Inbursa S.A.B. de CV Series O		695,000	1,157,959
Grupo Lala S.A.B. de CV (b)		190,500	243,650
Grupo Mexico SA de CV Series B		1,127,607	3,748,430
Grupo Televisa SA de CV		714,900	2,565,713
Industrias Penoles SA de CV		41,135	863,388
Infraestructura Energetica Nova S.A.B. de CV		157,400	692,905
Kimberly-Clark de Mexico SA de CV Series A		450,600	817,737
Mexichem S.A.B. de CV		310,355	969,463
Promotora y Operadora de Infraestructura S.A.B. de CV		72,030	738,092
Wal-Mart de Mexico SA de CV Series V		1,550,600	4,308,869

TOTAL MEXICO			48,812,222

Netherlands - 0.0%
Steinhoff International Holdings NV (South Africa)		795,583	122,549
Pakistan - 0.1%
Habib Bank Ltd.		157,700	265,676
Lucky Cement Ltd.		41,200	235,714
MCB Bank Ltd.		123,000	222,277
Oil & Gas Development Co. Ltd.		178,200	257,085
United Bank Ltd.		136,400	237,346

TOTAL PAKISTAN			1,218,098

Peru - 0.0%
Compania de Minas Buenaventura SA		337	5,439
Compania de Minas Buenaventura SA sponsored ADR		57,587	918,513

TOTAL PERU			923,952

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.		603,970	812,712
Aboitiz Power Corp.		431,300	316,620
Alliance Global Group, Inc. (a)		1,058,700	267,065
Ayala Corp.		73,275	1,365,073
Ayala Land, Inc.		2,171,500	1,708,955
Bank of the Philippine Islands (BPI)		319,997	648,676
BDO Unibank, Inc.		579,306	1,471,623
DMCI Holdings, Inc.		1,127,250	239,975
Globe Telecom, Inc.		9,415	280,736
GT Capital Holdings, Inc.		24,980	507,068
International Container Terminal Services, Inc.		174,500	285,051
JG Summit Holdings, Inc.		818,300	1,009,561
Jollibee Food Corp.		121,910	670,992
Manila Electric Co.		68,570	426,328
Megaworld Corp.		3,509,100	304,973
Metro Pacific Investments Corp.		4,437,400	437,098
Metropolitan Bank & Trust Co.		228,544	374,896
Philippine Long Distance Telephone Co.		26,310	737,443
Robinsons Land Corp.		587,151	202,805
Security Bank Corp.		65,050	262,346
SM Investments Corp.		69,530	1,259,235
SM Prime Holdings, Inc.		2,553,600	1,685,415
Universal Robina Corp.		260,820	708,929

TOTAL PHILIPPINES			15,983,575

Poland - 1.2%
Alior Bank SA (a)		25,252	511,177
Bank Handlowy w Warszawie SA		8,407	198,807
Bank Millennium SA (a)		168,117	409,533
Bank Polska Kasa Opieki SA		46,393	1,545,178
Bank Zachodni WBK SA		10,312	1,091,180
BRE Bank SA		4,567	558,733
CD Projekt RED SA		19,909	707,906
Cyfrowy Polsat SA		67,533	493,724
Dino Polska SA (a)(d)		14,640	396,256
Grupa Lotos SA		25,620	403,806
Jastrzebska Spolka Weglowa SA (a)		15,749	371,620
KGHM Polska Miedz SA (Bearer)		42,083	1,122,741
LPP SA		385	1,005,869
NG2 SA		8,253	609,008
Polish Oil & Gas Co. SA		514,675	906,219
Polska Grupa Energetyczna SA (a)		239,251	713,694
Polski Koncern Naftowy Orlen SA		89,610	2,290,131
Powszechna Kasa Oszczednosci Bank SA (a)		281,268	3,352,922
Powszechny Zaklad Ubezpieczen SA		176,634	2,159,959
Tauron Polska Energia SA (a)		272,845	182,682
Telekomunikacja Polska SA (a)		178,985	268,744
Zaklady Azotowe w Tarnowie-Moscicach SA		11,995	182,838

TOTAL POLAND			19,482,727

Qatar - 0.6%
Barwa Real Estate Co.		25,893	251,392
Doha Bank		39,582	294,501
Ezdan Holding Group (a)		226,660	697,846
Industries Qatar QSC (a)		46,111	1,418,410
Masraf al Rayan		103,654	1,012,911
Qatar Electricity & Water Co.		8,062	438,417
Qatar Gas Transport Co. Ltd. (Nakilat)		89,067	359,350
Qatar Insurance Co. SAQ		45,037	451,236
Qatar Islamic Bank		19,389	569,848
Qatar National Bank SAQ		67,570	2,802,271
Qatar Telecom (Qtel) Q.S.C. (a)		23,798	517,660
The Commercial Bank of Qatar		63,389	629,363

TOTAL QATAR			9,443,205

Russia - 3.2%
Alrosa Co. Ltd.		757,863	1,078,441
Gazprom OAO		1,251,306	2,899,727
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,434,790
Inter Rao Ues JSC		9,175,744	582,841
Lukoil PJSC		57,158	3,776,003
Lukoil PJSC sponsored ADR		68,904	4,602,787
Magnit OJSC GDR (Reg. S)		106,159	2,015,959
Magnitogorsk Iron & Steel Works PJSC		637,900	493,120
MMC Norilsk Nickel PJSC		9,505	1,623,558
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,590,864
Mobile TeleSystems OJSC sponsored ADR		146,681	1,540,151
Moscow Exchange MICEX-RTS OAO		442,131	847,788
NOVATEK OAO		6,025	73,671
NOVATEK OAO GDR (Reg. S)		26,585	3,376,295
Novolipetsk Steel OJSC		361,002	923,881
PhosAgro OJSC GDR (Reg. S)		35,028	505,104
Polyus PJSC		8,081	512,662
Rosneft Oil Co. OJSC		151,384	920,721
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,166,983
RusHydro PJSC		11,364,801	134,452
RusHydro PJSC ADR		194,501	220,953
Sberbank of Russia		3,194,176	11,385,625
Severstal PAO		24,064	386,682
Severstal PAO GDR (Reg. S)		38,232	610,565
Surgutneftegas OJSC		970,349	453,644
Surgutneftegas OJSC sponsored ADR		116,797	548,712
Tatneft PAO		224,385	2,391,100
Tatneft PAO sponsored ADR		37,903	2,444,744
VTB Bank OJSC (a)		1,521,535,800	1,304,018

TOTAL RUSSIA			52,845,841

South Africa - 6.4%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	400
African Bank Investments Ltd. (a)		116,009	6,163
Anglo American Platinum Ltd.		15,236	408,861
AngloGold Ashanti Ltd.		123,308	1,102,209
Aspen Pharmacare Holdings Ltd.		115,705	2,494,793
Barclays Africa Group Ltd.		214,250	3,138,178
Bidcorp Ltd.		100,122	2,301,628
Bidvest Group Ltd.		99,182	1,942,892
Capitec Bank Holdings Ltd.		11,930	849,345
Coronation Fund Managers Ltd.		68,013	403,886
Discovery Ltd.		103,431	1,436,126
Exxaro Resources Ltd.		74,504	660,848
FirstRand Ltd.		997,550	5,342,406
Fortress (REIT) Ltd.:
Class A		323,442	445,128
Class B		236,572	329,690
Foschini Ltd.		65,802	1,132,155
Gold Fields Ltd.		243,524	924,551
Growthpoint Properties Ltd.		865,712	2,002,847
Hyprop Investments Ltd.		74,806	682,947
Imperial Holdings Ltd.		44,712	860,084
Investec Ltd.		82,089	647,546
Kumba Iron Ore Ltd.		17,922	382,858
Liberty Holdings Ltd.		36,678	386,457
Life Healthcare Group Holdings Ltd.		393,834	928,378
MMI Holdings Ltd.		287,630	512,034
Mondi Ltd.		35,458	1,034,482
Mr Price Group Ltd.		71,206	1,562,534
MTN Group Ltd.		504,652	5,065,041
Naspers Ltd. Class N		129,862	31,636,924
Nedbank Group Ltd.		65,447	1,560,781
Netcare Ltd.		297,278	740,248
Novus Holdings Ltd.		39,158	12,585
Pick 'n Pay Stores Ltd.		106,033	686,428
Pioneer Foods Ltd.		39,480	383,961
PSG Group Ltd.		44,504	800,735
Rand Merchant Insurance Holdings Ltd.		217,044	718,795
Redefine Properties Ltd.		1,515,564	1,456,478
Remgro Ltd.		158,641	2,856,113
Resilient Property Income Fund Ltd.		83,091	452,100
RMB Holdings Ltd.		206,010	1,292,150
Sanlam Ltd.		413,095	2,609,529
Sappi Ltd.		165,959	1,059,096
Sasol Ltd.		164,367	5,875,687
Shoprite Holdings Ltd.		132,570	2,637,589
Sibanye-Stillwater		546,552	479,085
Spar Group Ltd.		57,252	962,453
Standard Bank Group Ltd.		384,019	6,586,156
Telkom SA Ltd.		81,771	373,436
Tiger Brands Ltd.		47,949	1,498,569
Truworths International Ltd.		130,071	1,063,406
Vodacom Group Ltd.		175,668	2,196,185
Woolworths Holdings Ltd.		292,937	1,505,443

TOTAL SOUTH AFRICA			106,428,399

Taiwan - 10.8%
Acer, Inc.		859,994	654,706
Advantech Co. Ltd.		107,459	736,399
ASE Industrial Holding Co. Ltd.		1,036,927	2,792,457
Asia Cement Corp.		730,153	777,822
Asia Pacific Telecom Co. Ltd. (a)		589,000	174,346
ASUSTeK Computer, Inc.		206,000	1,921,789
AU Optronics Corp.		2,504,000	1,030,710
Catcher Technology Co. Ltd.		191,000	2,114,472
Cathay Financial Holding Co. Ltd.		2,424,641	4,341,511
Chang Hwa Commercial Bank		1,382,239	794,260
Cheng Shin Rubber Industry Co. Ltd.		582,937	938,307
Chicony Electronics Co. Ltd.		172,927	425,290
China Airlines Ltd. (a)		772,043	281,125
China Development Finance Holding Corp.		4,019,800	1,517,186
China Life Insurance Co. Ltd.		736,951	797,031
China Steel Corp.		3,693,204	2,917,281
Chinatrust Financial Holding Co. Ltd.		5,265,826	3,748,741
Chunghwa Telecom Co. Ltd.		1,116,000	4,238,935
Compal Electronics, Inc.		1,278,000	830,954
Delta Electronics, Inc.		583,381	2,111,307
E.SUN Financial Holdings Co. Ltd.		2,729,387	1,926,678
ECLAT Textile Co. Ltd.		52,613	633,623
EVA Airways Corp.		569,596	305,325
Evergreen Marine Corp. (Taiwan) (a)		516,195	260,633
Far Eastern Textile Ltd.		1,029,705	981,053
Far EasTone Telecommunications Co. Ltd.		483,000	1,275,623
Feng Tay Enterprise Co. Ltd.		91,520	414,271
First Financial Holding Co. Ltd.		2,705,607	1,856,830
Formosa Chemicals & Fibre Corp.		869,760	3,189,969
Formosa Petrochemical Corp.		400,000	1,629,247
Formosa Plastics Corp.		1,227,520	4,300,034
Formosa Taffeta Co. Ltd.		232,000	261,851
Foxconn Technology Co. Ltd.		255,587	633,469
Fubon Financial Holding Co. Ltd.		1,981,334	3,383,776
Giant Manufacturing Co. Ltd.		83,000	420,788
GlobalWafers Co. Ltd.		64,000	1,030,654
Highwealth Construction Corp.		272,000	418,025
HIWIN Technologies Corp.		62,672	942,414
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,620,087	12,827,466
Hotai Motor Co. Ltd.		84,000	821,897
HTC Corp. (a)		206,000	416,902
Hua Nan Financial Holdings Co. Ltd.		2,142,820	1,293,539
Innolux Corp.		2,716,347	1,009,034
Inventec Corp.		781,865	591,325
Largan Precision Co. Ltd.		30,000	3,483,067
Lite-On Technology Corp.		630,279	830,251
Macronix International Co. Ltd. (a)		531,000	842,051
MediaTek, Inc.		445,292	5,055,605
Mega Financial Holding Co. Ltd.		3,196,413	2,816,819
Micro-Star International Co. Ltd.		201,000	626,642
Nan Ya Plastics Corp.		1,407,860	3,849,279
Nanya Technology Corp.		307,000	953,962
Nien Made Enterprise Co. Ltd.		44,000	390,140
Novatek Microelectronics Corp.		168,000	703,936
Pegatron Corp.		580,000	1,349,859
Phison Electronics Corp.		41,000	370,509
Pou Chen Corp.		623,000	777,728
Powertech Technology, Inc.		206,000	588,657
President Chain Store Corp.		169,000	1,658,238
Quanta Computer, Inc.		799,000	1,450,106
Realtek Semiconductor Corp.		139,401	526,239
Ruentex Development Co. Ltd.		269,800	322,494
Ruentex Industries Ltd.		150,000	290,125
Shin Kong Financial Holding Co. Ltd.		2,467,533	1,001,084
Sinopac Holdings Co.		3,014,050	1,082,732
Standard Foods Corp.		172,812	386,877
Synnex Technology International Corp.		441,500	632,960
TaiMed Biologics, Inc. (a)		52,000	539,535
Taishin Financial Holdings Co. Ltd.		2,901,782	1,407,538
Taiwan Business Bank		1,017,973	312,277
Taiwan Cement Corp.		1,049,000	1,439,009
Taiwan Cooperative Financial Holding Co. Ltd.		2,364,028	1,371,214
Taiwan High Speed Rail Corp.		486,000	372,635
Taiwan Mobile Co. Ltd.		473,900	1,746,968
Taiwan Semiconductor Manufacturing Co. Ltd.		7,286,000	55,401,649
TECO Electric & Machinery Co. Ltd.		616,000	499,099
Unified-President Enterprises Corp.		1,411,983	3,392,152
United Microelectronics Corp.		3,525,000	1,897,568
Vanguard International Semiconductor Corp.		268,000	542,277
Win Semiconductors Corp.		102,000	763,471
Winbond Electronics Corp.		898,000	548,648
Wistron Corp.		728,899	578,596
WPG Holding Co. Ltd.		460,000	617,898
Yageo Corp.		62,000	1,297,279
Yuanta Financial Holding Co. Ltd.		2,933,952	1,397,755

TOTAL TAIWAN			178,083,983

Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)		308,500	2,030,578
Airports of Thailand PCL (For. Reg.)		1,253,200	2,818,914
Bangkok Bank PCL (For. Reg.)		68,600	437,015
Bangkok Dusit Medical Services PCL (For. Reg.)		1,138,400	810,683
Bangkok Expressway and Metro PCL		2,069,400	506,979
Banpu PCL (For. Reg.)		549,900	335,649
Berli Jucker PCL (For. Reg)		367,800	694,157
BTS Group Holdings PCL		1,638,200	461,638
Bumrungrad Hospital PCL (For. Reg.)		99,700	598,394
C.P. ALL PCL (For. Reg.)		1,471,100	4,046,261
Central Pattana PCL (For. Reg.)		407,700	1,040,069
Charoen Pokphand Foods PCL (For. Reg.)		918,620	708,773
Delta Electronics PCL (For. Reg.)		138,000	293,645
Electricity Generating PCL (For. Reg.)		37,100	261,498
Energy Absolute PCL		308,800	349,074
Glow Energy PCL (For. Reg.)		139,200	379,059
Home Product Center PCL (For. Reg.)		1,199,006	567,096
Indorama Ventures PCL (For. Reg.)		477,800	906,587
IRPC PCL (For. Reg.)		3,106,800	691,144
Kasikornbank PCL		54,600	346,059
Kasikornbank PCL (For. Reg.)		508,100	3,220,372
KCE Electronics PCL		74,000	160,116
Krung Thai Bank PCL (For. Reg.)		972,270	558,333
Minor International PCL (For. Reg.)		690,980	877,506
PTT Exploration and Production PCL (For. Reg.)		423,039	1,792,162
PTT Global Chemical PCL (For. Reg.)		672,939	2,079,132
PTT PCL (For. Reg.)		3,139,000	5,584,079
Robinsons Department Store PCL (For. Reg.)		135,600	281,829
Siam Cement PCL (For. Reg.)		125,750	1,859,486
Siam Commercial Bank PCL (For. Reg.)		538,400	2,229,416
Thai Oil PCL (For. Reg.)		334,700	996,067
Thai Union Frozen Products PCL (For. Reg.)		497,120	282,693
TMB PCL (For. Reg.)		2,897,500	215,789
True Corp. PCL (For. Reg.)		3,052,219	734,027

TOTAL THAILAND			39,154,279

Turkey - 0.9%
Akbank T.A.S.		655,113	1,364,382
Anadolu Efes Biracilik Ve Malt Sanayii A/S		59,374	389,386
Arcelik A/S		65,953	293,550
Aselsan A/S		55,151	342,140
Bim Birlesik Magazalar A/S JSC		61,218	1,039,113
Coca-Cola Icecek Sanayi A/S		19,366	171,343
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		519,062	310,510
Eregli Demir ve Celik Fabrikalari T.A.S.		425,825	1,065,060
Ford Otomotiv Sanayi A/S		21,481	296,930
Haci Omer Sabanci Holding A/S		264,133	625,529
Koc Holding A/S		238,796	806,549
Petkim Petrokimya Holding A/S		234,478	414,454
TAV Havalimanlari Holding A/S		43,848	235,102
Tofas Turk Otomobil Fabrikasi A/S		33,836	208,409
Tupras Turkiye Petrol Rafinerileri A/S		35,670	908,851
Turk Hava Yollari AO (a)		163,600	672,991
Turk Sise ve Cam Fabrikalari A/S		229,029	254,282
Turk Telekomunikasyon (a)		140,840	217,738
Turkcell Iletisim Hizmet A/S		337,689	1,160,518
Turkiye Garanti Bankasi A/S		685,066	1,553,250
Turkiye Halk Bankasi A/S		176,143	358,608
Turkiye Is Bankasi A/S Series C		478,658	725,864
Turkiye Vakiflar Bankasi TAO		206,187	303,030
Ulker Biskuvi Sanayi A/S		40,149	210,525
Yapi ve Kredi Bankasi A/S (a)		302,039	295,934

TOTAL TURKEY			14,224,048

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC		594,132	1,137,102
Aldar Properties PJSC		1,020,283	583,313
Damac Properties Dubai Co. PJSC (a)		549,208	414,169
DP World Ltd.		48,798	1,085,756
Dubai Investments Ltd.		375,909	194,445
Dubai Islamic Bank Pakistan Ltd.		369,581	553,393
Dubai Parks and Resorts PJSC (a)		913,149	95,960
Emaar Malls Group PJSC (a)		681,375	411,813
Emaar Properties PJSC		1,065,160	1,679,016
Emirates Telecommunications Corp.		510,458	2,383,337
National Bank of Abu Dhabi PJSC		413,860	1,397,129

TOTAL UNITED ARAB EMIRATES			9,935,433

United States of America - 0.4%
Southern Copper Corp.		25,320	1,337,149
Yum China Holdings, Inc.		112,750	4,821,190

TOTAL UNITED STATES OF AMERICA			6,158,339

TOTAL COMMON STOCKS
(Cost $1,251,723,592)			1,550,746,537

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.6%
Banco Bradesco SA (PN)		983,063	9,700,984
Braskem SA (PN-A)		51,100	665,881
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		65,200	424,343
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		45,700	1,027,050
Companhia Energetica de Minas Gerais (CEMIG) (PN)		276,033	666,602
Gerdau SA		304,400	1,446,752
Itau Unibanco Holding SA		957,721	13,945,349
Itausa-Investimentos Itau SA (PN)		1,200,274	4,663,088
Lojas Americanas SA (PN)		220,984	1,258,458
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		1,151,800	7,552,194
Telefonica Brasil SA		131,900	1,850,184

TOTAL BRAZIL			43,200,885

Chile - 0.1%
Embotelladora Andina SA Class B		74,749	371,685
Sociedad Quimica y Minera de Chile SA (PN-B)		28,118	1,535,772

TOTAL CHILE			1,907,457

Colombia - 0.2%
Bancolombia SA (PN)		121,756	1,443,410
Grupo Aval Acciones y Valores SA		968,403	425,773
Grupo de Inversiones Suramerica SA (a)		34,647	450,209

TOTAL COLOMBIA			2,319,392

Korea (South) - 0.8%
AMOREPACIFIC Corp.		3,226	537,704
Hyundai Motor Co.		6,466	621,890
Hyundai Motor Co. Series 2		11,881	1,275,827
LG Chemical Ltd.		2,763	531,483
LG Household & Health Care Ltd.		751	539,972
Samsung Electronics Co. Ltd.		5,066	10,000,284

TOTAL KOREA (SOUTH)			13,507,160

Russia - 0.1%
AK Transneft OAO		131	358,743
Surgutneftegas OJSC		1,996,940	982,733

TOTAL RUSSIA			1,341,476

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $48,849,127)			62,276,370
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	54,701
		Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.74% (f)		34,382,969	34,389,846
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)		50,285,443	50,290,472
TOTAL MONEY MARKET FUNDS
(Cost $84,680,318)			84,680,318
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,385,305,946)			1,697,757,926
NET OTHER ASSETS (LIABILITIES) - (2.6)%(h)			(42,543,566)
NET ASSETS - 100%			$1,655,214,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	740	June 2018	$42,631,400	$(532,826)	$(532,826)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $35,935,526.

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,031,011 or 0.5% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,882,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$243,379
Fidelity Securities Lending Cash Central Fund	86,477
Total	$329,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$153,011,031	$67,009,554	$86,001,477	$--
Consumer Staples	106,051,661	52,179,111	53,848,790	23,760
Energy	118,526,358	55,547,069	62,979,289	--
Financials	384,556,199	116,680,633	267,875,566	--
Health Care	43,935,411	15,410,502	28,524,909	--
Industrials	85,624,704	37,980,227	46,836,471	808,006
Information Technology	440,744,014	212,412,973	227,850,446	480,595
Materials	122,178,557	56,155,639	65,994,893	28,025
Real Estate	46,111,852	7,150,606	38,961,246	--
Telecommunication Services	74,524,836	20,582,749	53,942,087	--
Utilities	37,758,284	13,399,581	24,358,703	--
Corporate Bonds	54,701	--	54,701	--
Money Market Funds	84,680,318	84,680,318	--	--
Total Investments in Securities:	$1,697,757,926	$739,188,962	$957,228,578	$1,340,386
Derivative Instruments:
Liabilities
Futures Contracts	$(532,826)	$(532,826)	$--	$--
Total Liabilities	$(532,826)	$(532,826)	$--	$--
Total Derivative Instruments:	$(532,826)	$(532,826)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$577,806,058
Level 2 to Level 1	$486,077

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(532,826)
Total Equity Risk	0	(532,826)
Total Value of Derivatives	$0	$(532,826)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,185,062) — See accompanying schedule: Unaffiliated issuers (cost $1,300,625,628)	$1,613,077,608
Fidelity Central Funds (cost $84,680,318)	84,680,318
Total Investment in Securities (cost $1,385,305,946)		$1,697,757,926
Segregated cash with brokers for derivative instruments		1,882,400
Foreign currency held at value (cost $4,953,297)		4,912,576
Receivable for investments sold		1,017,471
Receivable for fund shares sold		2,022,273
Dividends receivable		1,344,361
Distributions receivable from Fidelity Central Funds		59,222
Other receivables		3,475
Total assets		1,708,999,704
Liabilities
Payable for fund shares redeemed	$1,260,387
Accrued management fee	110,053
Payable for daily variation margin on futures contracts	340,875
Other affiliated payables	57,322
Other payables and accrued expenses	1,719,271
Collateral on securities loaned	50,297,436
Total liabilities		53,785,344
Net Assets		$1,655,214,360
Net Assets consist of:
Paid in capital		$1,406,780,234
Undistributed net investment income		6,562,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,277,013)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		310,148,282
Net Assets		$1,655,214,360
Investor Class:
Net Asset Value, offering price and redemption price per share ($40,155,481 ÷ 3,504,244 shares)		$11.46
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,082,044,875 ÷ 94,406,061 shares)		$11.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($312,687,699 ÷ 27,249,879 shares)		$11.47
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($220,326,305 ÷ 19,204,709 shares)		$11.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$13,161,142
Interest		9,188
Income from Fidelity Central Funds		329,856
Income before foreign taxes withheld		13,500,186
Less foreign taxes withheld		(1,523,810)
Total income		11,976,376
Expenses
Management fee	$626,975
Transfer agent fees	327,070
Independent trustees' fees and expenses	2,987
Miscellaneous	2,155
Total expenses before reductions	959,187
Expense reductions	(3,980)	955,207
Net investment income (loss)		11,021,169
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,849)	(1,769,646)
Fidelity Central Funds	(2,876)
Foreign currency transactions	(30,291)
Futures contracts	3,028,936
Total net realized gain (loss)		1,226,123
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $110,883)	45,296,625
Fidelity Central Funds	(249)
Assets and liabilities in foreign currencies	(21,582)
Futures contracts	(1,080,975)
Total change in net unrealized appreciation (depreciation)		44,193,819
Net gain (loss)		45,419,942
Net increase (decrease) in net assets resulting from operations		$56,441,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,021,169	$24,352,616
Net realized gain (loss)	1,226,123	1,339,665
Change in net unrealized appreciation (depreciation)	44,193,819	230,671,077
Net increase (decrease) in net assets resulting from operations	56,441,111	256,363,358
Distributions to shareholders from net investment income	(24,959,275)	(12,638,479)
Distributions to shareholders from net realized gain	(1,777,378)	–
Total distributions	(26,736,653)	(12,638,479)
Share transactions - net increase (decrease)	233,296,378	363,360,248
Redemption fees	26,623	185,042
Total increase (decrease) in net assets	263,027,459	607,270,169
Net Assets
Beginning of period	1,392,186,901	784,916,732
End of period	$1,655,214,360	$1,392,186,901
Other Information
Undistributed net investment income end of period	$6,562,857	$20,500,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$9.02	$8.41	$10.16	$10.04	$9.76
Income from Investment Operations
Net investment income (loss)A	.07	.21	.17	.24	.25	.26
Net realized and unrealized gain (loss)	.38	2.10	.61	(1.82)	.06	.19
Total from investment operations	.45	2.31	.78	(1.58)	.31	.45
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.19)	(.12)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.19)	(.13)	(.17)	(.17)	(.19)	(.19)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.02
Net asset value, end of period	$11.46	$11.20	$9.02	$8.41	$10.16	$10.04
Total ReturnD,E	4.12%	25.97%	9.76%	(15.68)%	3.18%	4.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%H	.30%	.41%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.29%H	.30%	.31%	.31%	.31%	.32%
Expenses net of all reductions	.29%H	.30%	.31%	.31%	.31%	.32%
Net investment income (loss)	1.24%H	2.15%	2.05%	2.55%	2.50%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$40,155	$32,614	$19,862	$23,983	$16,792	$10,259
Portfolio turnover rateI	2%H	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$9.03	$8.42	$10.17	$10.05	$9.77
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.25	.26	.26
Net realized and unrealized gain (loss)	.38	2.09	.61	(1.82)	.06	.21
Total from investment operations	.46	2.32	.79	(1.57)	.32	.47
Distributions from net investment income	(.20)	(.14)	(.18)	(.18)	(.20)	(.14)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.21)	(.14)	(.18)	(.18)	(.20)	(.20)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$11.46	$11.21	$9.03	$8.42	$10.17	$10.05
Total ReturnC,D	4.19%	26.14%	9.87%	(15.57)%	3.30%	4.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G	.14%	.27%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.13%G	.14%	.18%	.20%	.20%	.20%
Expenses net of all reductions	.13%G	.14%	.18%	.20%	.20%	.20%
Net investment income (loss)	1.40%G	2.31%	2.18%	2.66%	2.61%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,082,045	$913,578	$583,548	$443,052	$323,342	$210,071
Portfolio turnover rateH	2%G	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.25	.26	.27
Net realized and unrealized gain (loss)	.37	2.10	.62	(1.81)	.06	.20
Total from investment operations	.45	2.33	.80	(1.56)	.32	.47
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.20)	(.15)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.21)	(.14)	(.19)	(.19)	(.20)	(.21)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$11.47	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnC,D	4.13%	26.26%	9.94%	(15.49)%	3.37%	4.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.11%	.20%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.10%G	.11%	.12%	.13%	.13%	.13%
Expenses net of all reductions	.10%G	.11%	.12%	.13%	.13%	.13%
Net investment income (loss)	1.43%G	2.34%	2.24%	2.73%	2.68%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$312,688	$253,315	$181,237	$49,626	$21,598	$474
Portfolio turnover rateH	2%G	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.08	.24	.19	.26	.27	.26
Net realized and unrealized gain (loss)	.38	2.09	.61	(1.82)	.06	.21
Total from investment operations	.46	2.33	.80	(1.56)	.33	.47
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.21)	(.15)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.22)B	(.14)	(.19)	(.19)	(.21)	(.21)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$11.47	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnD,E	4.15%	26.29%	9.98%	(15.46)%	3.40%	4.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.19%	.25%	.25%	.24%
Expenses net of fee waivers, if any	.08%H	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%H	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.45%H	2.36%	2.26%	2.76%	2.71%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$220,326	$192,681	$269	$243	$111	$7,372
Portfolio turnover rateI	2%H	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	23.9
Industrials	11.3
Information Technology	11.1
Consumer Discretionary	11.1
Consumer Staples	8.6
Materials	7.6
Health Care	7.3
Energy	7.3
Telecommunication Services	4.2
Real Estate	2.8

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	16.1%
United Kingdom	10.9%
France	6.9%
Germany	6.4%
Canada	6.2%
Switzerland	5.0%
Cayman Islands	4.3%
Australia	4.3%
Korea (South)	3.8%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
		Shares	Value
Australia - 4.3%
AGL Energy Ltd.		128,281	$2,090,653
Alumina Ltd.		493,311	971,021
Amcor Ltd.		226,358	2,332,613
AMP Ltd.		571,093	1,728,795
APA Group unit		230,040	1,440,099
Aristocrat Leisure Ltd.		106,534	2,137,133
ASX Ltd.		37,678	1,656,430
Aurizon Holdings Ltd.		397,649	1,338,186
Australia & New Zealand Banking Group Ltd.		577,201	11,603,012
Bank of Queensland Ltd.		81,576	614,619
Bendigo & Adelaide Bank Ltd.		95,139	757,232
BHP Billiton Ltd.		632,312	14,751,365
BlueScope Steel Ltd.		112,306	1,380,179
Boral Ltd.		227,511	1,170,838
Brambles Ltd.		311,144	2,302,211
Caltex Australia Ltd.		50,577	1,176,157
Challenger Ltd.		113,126	914,620
Cimic Group Ltd.		20,079	683,264
Coca-Cola Amatil Ltd.		106,107	740,639
Cochlear Ltd.		11,246	1,636,627
Commonwealth Bank of Australia		344,541	18,551,615
Computershare Ltd.		92,415	1,175,662
Crown Ltd.		75,088	728,799
CSL Ltd.		89,086	11,410,941
DEXUS Property Group unit		196,924	1,400,435
Dominos Pizza Enterprises Ltd.		11,598	367,160
Flight Centre Travel Group Ltd.		10,880	455,781
Fortescue Metals Group Ltd.		305,603	1,036,870
Goodman Group unit		357,114	2,429,640
Harvey Norman Holdings Ltd. (a)		106,263	280,107
Healthscope Ltd.		351,704	640,782
Incitec Pivot Ltd.		328,107	933,701
Insurance Australia Group Ltd.		469,242	2,777,875
Lendlease Group unit		107,904	1,447,140
Macquarie Group Ltd.		63,781	5,194,214
Medibank Private Ltd.		535,921	1,177,825
Mirvac Group unit		722,208	1,211,995
National Australia Bank Ltd.		528,059	11,479,499
Newcrest Mining Ltd.		149,695	2,372,660
Orica Ltd.		74,747	1,113,664
Origin Energy Ltd. (b)		342,881	2,503,299
QBE Insurance Group Ltd.		270,744	2,022,073
Ramsay Health Care Ltd.		27,635	1,343,495
realestate.com.au Ltd.		10,281	622,430
Rio Tinto Ltd.		81,294	4,838,145
Santos Ltd. (b)		366,012	1,685,784
Scentre Group unit		1,053,451	3,184,069
SEEK Ltd.		65,110	947,080
Sonic Healthcare Ltd.		78,177	1,386,097
South32 Ltd.		1,012,301	2,809,157
SP AusNet		368,473	475,656
Stockland Corp. Ltd. unit		485,564	1,509,332
Suncorp Group Ltd.		257,089	2,703,987
Sydney Airport unit		216,194	1,157,521
Tabcorp Holdings Ltd.		373,162	1,227,086
Telstra Corp. Ltd.		821,954	1,954,298
The GPT Group unit		349,642	1,267,841
TPG Telecom Ltd.		69,604	291,959
Transurban Group unit		439,005	3,825,361
Treasury Wine Estates Ltd.		142,345	2,033,255
Vicinity Centers unit		632,015	1,157,204
Wesfarmers Ltd.		223,025	7,337,431
Westfield Corp. unit (b)		392,439	2,711,824
Westpac Banking Corp.		667,260	14,333,054
Woodside Petroleum Ltd.		185,389	4,492,626
Woolworths Group Ltd.		256,669	5,368,432

TOTAL AUSTRALIA			190,800,554

Austria - 0.2%
Andritz AG		14,277	768,255
Erste Group Bank AG		59,645	2,924,308
OMV AG		29,306	1,822,581
Raiffeisen International Bank-Holding AG		29,098	983,885
Voestalpine AG		22,552	1,190,389

TOTAL AUSTRIA			7,689,418

Bailiwick of Jersey - 0.8%
Experian PLC		182,059	4,171,372
Glencore Xstrata PLC		2,407,483	11,623,537
Randgold Resources Ltd.		18,818	1,525,831
Shire PLC		178,925	9,527,744
Wolseley PLC		49,546	3,806,117
WPP PLC		250,373	4,296,433

TOTAL BAILIWICK OF JERSEY			34,951,034

Belgium - 0.7%
Ageas		36,945	1,983,127
Anheuser-Busch InBev SA NV		149,847	14,968,617
Colruyt NV		11,687	658,805
Groupe Bruxelles Lambert SA		15,614	1,790,515
KBC Groep NV		49,509	4,328,584
Proximus		29,071	892,749
Solvay SA Class A		14,571	2,034,091
Telenet Group Holding NV (b)		10,111	592,920
UCB SA		24,863	1,884,341
Umicore SA		40,932	2,286,608

TOTAL BELGIUM			31,420,357

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)(b)		636,000	319,828
Alibaba Pictures Group Ltd. (b)		2,410,000	271,478
Beijing Enterprises Water Group Ltd.		1,126,000	653,736
Brilliance China Automotive Holdings Ltd.		598,000	1,064,749
Cheung Kong Infrastructure Holdings Ltd.		131,500	1,037,852
China Gas Holdings Ltd.		349,000	1,236,744
China Resource Gas Group Ltd.		170,000	625,193
Cosco Shipping Ports Ltd.		321,734	282,957
Credicorp Ltd. (United States)		13,438	3,124,201
GOME Electrical Appliances Holdings Ltd. (a)		2,035,104	218,909
Haier Electronics Group Co. Ltd.		257,000	889,162
Hanergy Thin Film Power Group Ltd. (b)(c)		576,000	1
Hongkong Land Holdings Ltd.		228,536	1,651,685
Jardine Matheson Holdings Ltd.		43,276	2,620,523
Jardine Strategic Holdings Ltd.		42,900	1,623,566
Kerry Properties Ltd.		122,500	585,614
Kingston Financial Group Ltd. (a)		766,000	389,423
Kunlun Energy Co. Ltd.		618,000	529,142
Li & Fung Ltd.		1,172,000	589,426
Nine Dragons Paper (Holdings) Ltd.		312,000	465,335
NWS Holdings Ltd.		308,871	609,036
Shangri-La Asia Ltd.		254,000	494,313
Sihuan Pharmaceutical Holdings Group Ltd.		730,000	176,432
Yue Yuen Industrial (Holdings) Ltd.		146,500	415,176

TOTAL BERMUDA			19,874,481

Brazil - 1.1%
Ambev SA		929,800	6,192,120
Atacadao Distribuicao Comercio e Industria Ltda		75,400	325,000
Banco Bradesco SA		199,432	1,816,020
Banco do Brasil SA		168,800	1,768,372
Banco Santander SA (Brasil) unit		84,000	913,805
BB Seguridade Participacoes SA		139,300	1,092,705
BM&F BOVESPA SA		403,666	2,915,263
BR Malls Participacoes SA		174,440	543,756
Brasil Foods SA (b)		85,500	605,275
CCR SA		247,500	844,970
Centrais Eletricas Brasileiras SA (Electrobras) (b)		43,400	236,252
Cielo SA		240,671	1,319,046
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		65,300	655,386
Companhia Energetica de Minas Gerais (CEMIG)		1,217	2,675
Companhia Siderurgica Nacional SA (CSN) (b)		118,500	296,994
Cosan SA Industria e Comercio		31,200	354,286
Drogasil SA		46,800	918,847
EDP Energias do Brasil SA		62,881	249,320
Embraer SA		127,200	803,896
ENGIE Brasil Energia SA		31,500	332,606
Equatorial Energia SA		41,100	834,741
Fibria Celulose SA		47,700	936,925
Hypermarcas SA		67,100	603,348
Itausa-Investimentos Itau SA (b)		19,020	73,296
JBS SA		156,300	390,393
Klabin SA unit		112,700	682,982
Kroton Educacional SA		280,452	1,121,584
Localiza Rent A Car SA		96,567	768,798
Lojas Renner SA		141,180	1,314,193
M. Dias Branco SA		19,300	242,407
Multiplan Empreendimentos Imobiliarios SA		16,022	304,231
Natura Cosmeticos SA		32,700	300,659
Odontoprev SA		53,800	230,822
Petroleo Brasileiro SA - Petrobras (ON) (b)		587,200	4,128,436
Porto Seguro SA		21,700	279,984
Qualicorp SA		44,400	308,615
Rumo SA (b)		209,000	885,947
Sul America SA unit		39,547	244,064
Suzano Papel e Celulose SA		84,500	990,400
Terna Participacoes SA unit		41,700	253,423
TIM Participacoes SA		162,100	738,038
Ultrapar Participacoes SA		71,600	1,235,505
Vale SA		624,845	8,680,979
Weg SA		141,050	715,879

TOTAL BRAZIL			48,452,243

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		412,852	211,409
Canada - 6.0%
Agnico Eagle Mines Ltd. (Canada)		45,482	1,913,932
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		85,362	3,690,521
AltaGas Ltd.		35,406	682,502
ARC Resources Ltd.		67,660	754,618
ATCO Ltd. Class I (non-vtg.)		14,545	440,105
Bank of Montreal		127,946	9,716,901
Bank of Nova Scotia		235,953	14,503,221
Barrick Gold Corp.		227,982	3,068,288
BCE, Inc.		29,302	1,243,558
BlackBerry Ltd. (b)		101,161	1,058,923
Bombardier, Inc. Class B (sub. vtg.) (b)		415,973	1,286,197
Brookfield Asset Management, Inc. Class A		165,905	6,575,728
CAE, Inc.		51,470	972,917
Cameco Corp.		75,730	797,437
Canadian Imperial Bank of Commerce		85,981	7,488,808
Canadian National Railway Co.		146,835	11,341,273
Canadian Natural Resources Ltd.		217,140	7,833,580
Canadian Pacific Railway Ltd.		28,651	5,227,895
Canadian Tire Ltd. Class A (non-vtg.)		12,416	1,692,084
Canadian Utilities Ltd. Class A (non-vtg.)		24,409	621,655
CCL Industries, Inc. Class B		27,968	1,356,632
Cenovus Energy, Inc.		205,788	2,061,166
CGI Group, Inc. Class A (sub. vtg.) (b)		49,624	2,875,521
CI Financial Corp.		53,776	1,131,685
Constellation Software, Inc.		3,934	2,811,602
Crescent Point Energy Corp.		104,267	913,590
Dollarama, Inc.		20,861	2,401,383
Element Financial Corp.		74,177	280,197
Emera, Inc.		10,848	337,873
Empire Co. Ltd. Class A (non-vtg.)		33,208	642,202
Enbridge, Inc.		326,085	9,876,900
Encana Corp.		190,571	2,373,325
Fairfax Financial Holdings Ltd. (sub. vtg.)		5,468	3,027,235
Finning International, Inc.		32,164	811,396
First Capital Realty, Inc.		30,330	474,102
First Quantum Minerals Ltd.		134,793	1,942,187
Fortis, Inc.		83,478	2,802,213
Franco-Nevada Corp.		36,236	2,570,203
George Weston Ltd.		9,791	802,146
Gildan Activewear, Inc.		42,954	1,251,201
Goldcorp, Inc.		169,479	2,249,248
Great-West Lifeco, Inc.		58,583	1,561,818
H&R REIT/H&R Finance Trust		27,148	435,992
Husky Energy, Inc.		71,689	1,002,792
Hydro One Ltd. (d)		56,956	904,500
IGM Financial, Inc.		16,112	494,547
Imperial Oil Ltd.		59,029	1,835,763
Industrial Alliance Insurance and Financial Services, Inc.		20,365	855,395
Intact Financial Corp.		27,251	2,077,864
Inter Pipeline Ltd.		74,401	1,341,472
Jean Coutu Group, Inc. Class A (sub. vtg.)		10,672	204,388
Keyera Corp.		40,282	1,084,582
Kinross Gold Corp. (b)		238,603	923,601
Linamar Corp.		9,369	525,020
Loblaw Companies Ltd.		41,601	2,115,772
Lundin Mining Corp.		125,284	829,405
Magna International, Inc. Class A (sub. vtg.)		67,241	3,971,249
Manulife Financial Corp.		389,583	7,351,997
Methanex Corp.		16,479	993,271
Metro, Inc. Class A (sub. vtg.)		45,082	1,430,461
National Bank of Canada		68,335	3,245,507
Nutrien Ltd.		127,106	5,786,320
Onex Corp. (sub. vtg.)		16,669	1,234,645
Open Text Corp.		51,881	1,831,665
Pembina Pipeline Corp.		98,108	3,124,449
Power Corp. of Canada (sub. vtg.)		69,513	1,651,810
Power Financial Corp.		49,587	1,286,454
PrairieSky Royalty Ltd.		43,469	963,871
Restaurant Brands International, Inc.		43,757	2,381,169
Restaurant Brands International, Inc.		292	15,891
RioCan (REIT)		30,570	555,948
Rogers Communications, Inc. Class B (non-vtg.)		71,980	3,397,880
Royal Bank of Canada		286,615	21,796,089
Saputo, Inc.		42,138	1,366,256
Seven Generations Energy Ltd. (b)		47,472	677,353
Shaw Communications, Inc. Class B		83,503	1,716,301
Shopify, Inc. Class A (b)		17,080	2,288,197
Smart (REIT)		12,614	282,942
SNC-Lavalin Group, Inc.		34,674	1,520,152
Sun Life Financial, Inc.		120,760	4,984,836
Suncor Energy, Inc.		327,178	12,511,733
Teck Resources Ltd. Class B (sub. vtg.)		111,262	2,792,924
TELUS Corp. (b)		39,181	1,402,210
The Toronto-Dominion Bank		363,570	20,419,045
Thomson Reuters Corp.		55,906	2,248,083
Tourmaline Oil Corp.		43,876	825,270
TransCanada Corp.		172,124	7,298,127
Turquoise Hill Resources Ltd. (b)		192,503	569,735
Valeant Pharmaceuticals International, Inc. (Canada) (b)		66,984	1,210,401
Vermilion Energy, Inc.		24,631	832,576
West Fraser Timber Co. Ltd.		13,070	885,313
Wheaton Precious Metals Corp.		86,987	1,805,525

TOTAL CANADA			266,750,716

Cayman Islands - 4.3%
3SBio, Inc. (d)		195,000	418,990
58.com, Inc. ADR (b)		18,393	1,607,364
AAC Technology Holdings, Inc.		143,000	2,052,446
Agile Property Holdings Ltd.		300,000	591,778
Airtac International Group		25,000	433,018
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		226,836	40,499,299
Anta Sports Products Ltd.		217,000	1,238,244
ASM Pacific Technology Ltd.		58,300	798,904
Autohome, Inc. ADR Class A		10,185	993,547
Baidu.com, Inc. sponsored ADR (b)		54,262	13,614,336
Chailease Holding Co. Ltd.		230,816	840,693
Cheung Kong Property Holdings Ltd.		512,716	4,426,260
China Conch Venture Holdings Ltd.		336,000	1,043,131
China Huishan Dairy Holdings Co. Ltd. (b)(c)		461,000	12,335
China Medical System Holdings Ltd.		262,000	641,579
China Mengniu Dairy Co. Ltd.		541,000	1,744,071
China Resources Land Ltd.		544,634	2,045,497
China State Construction International Holdings Ltd.		381,250	495,836
CIFI Holdings Group Co. Ltd.		654,000	514,991
CK Hutchison Holdings Ltd.		533,216	6,305,203
Country Garden Holdings Co. Ltd.		1,046,644	2,134,176
Ctrip.com International Ltd. ADR (b)		77,890	3,185,701
ENN Energy Holdings Ltd.		152,000	1,421,433
Evergrande Real Estate Group Ltd. (a)(b)		645,000	2,043,087
Fullshare Holdings Ltd. (a)		1,317,500	718,426
GCL-Poly Energy Holdings Ltd. (a)(b)		2,473,000	305,898
Geely Automobile Holdings Ltd.		962,000	2,530,091
General Interface Solution Holding Ltd.		34,000	203,165
Haitian International Holdings Ltd.		122,000	324,679
Hengan International Group Co. Ltd.		142,500	1,267,301
JD.com, Inc. sponsored ADR (b)		129,557	4,730,126
Kingboard Chemical Holdings Ltd.		122,500	498,366
Kingsoft Corp. Ltd.		150,000	445,406
Lee & Man Paper Manufacturing Ltd.		303,000	333,748
Longfor Properties Co. Ltd.		281,500	841,892
Meitu, Inc. (b)(d)		243,500	256,788
Melco Crown Entertainment Ltd. sponsored ADR		48,081	1,500,608
MGM China Holdings Ltd.		191,200	524,341
Minth Group Ltd.		146,000	693,225
Momo, Inc. ADR (a)(b)		20,595	718,766
NetEase, Inc. ADR		15,641	4,020,832
New Oriental Education & Technology Group, Inc. sponsored ADR		26,247	2,358,030
Nexteer Auto Group Ltd.		167,000	256,941
Sands China Ltd.		471,600	2,725,556
Semiconductor Manufacturing International Corp. (a)(b)		562,100	722,913
Shenzhou International Group Holdings Ltd.		151,000	1,648,352
Shimao Property Holdings Ltd.		226,500	599,107
SINA Corp. (b)		11,556	1,104,060
Sino Biopharmaceutical Ltd.		876,000	1,844,689
SOHO China Ltd.		400,000	205,394
Sunac China Holdings Ltd.		475,000	2,017,671
Sunny Optical Technology Group Co. Ltd.		139,000	2,268,151
TAL Education Group ADR		62,431	2,273,737
Tencent Holdings Ltd.		1,121,700	55,146,042
Tingyi (Cayman Islands) Holding Corp.		394,000	741,743
Vipshop Holdings Ltd. ADR (b)		80,337	1,243,617
Want Want China Holdings Ltd.		1,014,000	896,042
Weibo Corp. sponsored ADR (a)(b)		9,373	1,073,396
WH Group Ltd. (d)		1,744,500	1,806,039
Wharf Real Estate Investment Co. Ltd.		236,000	1,769,469
Wynn Macau Ltd.		310,000	1,145,562
YY, Inc. ADR (b)		8,867	854,690
Zhen Ding Technology Holding Ltd.		96,302	209,179

TOTAL CAYMAN ISLANDS			191,925,957

Chile - 0.3%
AES Gener SA		642,460	180,160
Aguas Andinas SA		499,124	332,003
Banco de Chile		4,766,899	787,514
Banco de Credito e Inversiones		8,330	630,481
Banco Santander Chile		13,216,569	1,103,248
Cencosud SA		287,481	854,859
Colbun SA		1,502,321	373,523
Compania Cervecerias Unidas SA		28,010	388,010
Compania de Petroleos de Chile SA (COPEC)		77,588	1,264,967
CorpBanca SA		29,459,530	301,147
Empresa Nacional de Telecomunicaciones SA (ENTEL)		28,495	336,304
Empresas CMPC SA		239,165	981,834
Enel Chile SA		5,545,139	687,176
Enersis SA		5,697,714	1,300,509
LATAM Airlines Group SA		58,201	892,809
S.A.C.I. Falabella		143,921	1,395,895

TOTAL CHILE			11,810,439

China - 2.4%
Agricultural Bank of China Ltd. (H Shares)		5,105,000	2,878,263
Air China Ltd. (H Shares)		350,000	461,404
Aluminum Corp. of China Ltd. (H Shares) (b)		758,000	428,109
Anhui Conch Cement Co. Ltd. (H Shares)		245,000	1,529,163
AviChina Industry & Technology Co. Ltd. (H Shares)		399,000	251,571
Bank Communications Co. Ltd. (H Shares)		1,746,000	1,428,726
Bank of China Ltd. (H Shares)		15,706,000	8,525,708
Beijing Capital International Airport Co. Ltd. (H Shares)		322,000	438,555
BYD Co. Ltd. (H Shares) (a)		129,000	901,848
CGN Power Co. Ltd. (H Shares) (d)		2,031,000	553,862
China Cinda Asset Management Co. Ltd. (H Shares)		1,685,000	601,389
China CITIC Bank Corp. Ltd. (H Shares)		1,774,000	1,268,141
China Communications Construction Co. Ltd. (H Shares)		901,000	1,038,114
China Communications Services Corp. Ltd. (H Shares)		464,000	291,309
China Construction Bank Corp. (H Shares)		16,596,000	17,386,950
China Everbright Bank Co. Ltd. (H Shares)		486,000	242,873
China Galaxy Securities Co. Ltd. (H Shares)		634,000	416,434
China Huarong Asset Management Co. Ltd.		1,919,000	660,920
China Life Insurance Co. Ltd. (H Shares)		1,472,000	4,174,533
China Longyuan Power Grid Corp. Ltd. (H Shares)		605,000	594,243
China Merchants Bank Co. Ltd. (H Shares)		763,751	3,330,260
China Minsheng Banking Corp. Ltd. (H Shares)		1,167,500	1,092,547
China Molybdenum Co. Ltd. (H Shares)		714,000	536,548
China National Building Materials Co. Ltd. (H Shares)		755,000	882,062
China Oilfield Services Ltd. (H Shares)		350,000	349,194
China Pacific Insurance (Group) Co. Ltd. (H Shares)		515,000	2,272,529
China Petroleum & Chemical Corp. (H Shares)		4,988,000	4,857,611
China Railway Construction Corp. Ltd. (H Shares)		376,000	445,270
China Railway Group Ltd. (H Shares)		764,000	612,367
China Shenhua Energy Co. Ltd. (H Shares)		667,500	1,637,283
China Southern Airlines Ltd. (H Shares)		352,000	379,020
China Telecom Corp. Ltd. (H Shares)		2,766,000	1,340,769
China Vanke Co. Ltd. (H Shares)		226,600	936,504
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		481,000	367,952
CITIC Securities Co. Ltd. (H Shares)		467,500	1,139,640
CRRC Corp. Ltd. (H Shares)		795,950	703,524
Dongfeng Motor Group Co. Ltd. (H Shares)		518,000	572,822
Fuyao Glass Industries Group Co. Ltd.		96,800	332,709
GF Securities Co. Ltd. (H Shares)		260,200	458,107
Great Wall Motor Co. Ltd. (H Shares)		592,500	614,542
Guangzhou Automobile Group Co. Ltd. (H Shares)		402,000	736,350
Guangzhou R&F Properties Co. Ltd. (H Shares)		184,000	437,478
Haitong Securities Co. Ltd. (H Shares)		619,200	845,461
Huaneng Power International, Inc. (H Shares)		810,000	535,329
Huaneng Renewables Corp. Ltd. (H Shares)		930,000	413,016
Huatai Securities Co. Ltd. (H Shares) (d)		312,200	632,388
Industrial & Commercial Bank of China Ltd. (H Shares)		14,543,000	12,767,032
Jiangsu Expressway Co. Ltd. (H Shares)		234,000	320,843
Jiangxi Copper Co. Ltd. (H Shares)		236,000	335,520
New China Life Insurance Co. Ltd. (H Shares)		158,400	738,524
People's Insurance Co. of China Group (H Shares)		1,335,000	628,498
PetroChina Co. Ltd. (H Shares)		4,148,000	3,056,534
PICC Property & Casualty Co. Ltd. (H Shares)		903,289	1,617,040
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,027,500	10,040,113
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		388,000	238,441
Shanghai Electric Group Co. Ltd. (H Shares) (b)		598,000	217,113
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		92,500	501,751
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,040	253,221
Shanghai Pharma Holding Co. Ltd. (H Shares)		168,500	459,950
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		669,000	444,222
Sinopharm Group Co. Ltd. (H Shares)		238,800	1,006,953
TravelSky Technology Ltd. (H Shares)		179,000	522,864
Tsingtao Brewery Co. Ltd. (H Shares)		70,000	362,418
Weichai Power Co. Ltd. (H Shares)		373,600	432,497
Yanzhou Coal Mining Co. Ltd. (H Shares)		356,000	445,471
Zhejiang Expressway Co. Ltd. (H Shares)		272,000	279,322
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		104,400	553,516
Zijin Mng Group Co. Ltd. (H Shares)		1,090,000	494,423
ZTE Corp. (H Shares) (c)		137,480	310,663

TOTAL CHINA			106,560,326

Colombia - 0.1%
Bancolombia SA		43,383	512,759
Cementos Argos SA		86,907	307,227
Ecopetrol SA		946,145	1,044,178
Grupo de Inversiones Suramerica SA (b)		48,515	673,245
Interconexion Electrica SA ESP		73,479	378,780
Inversiones Argos SA		54,521	388,194

TOTAL COLOMBIA			3,304,383

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		31,031	793,544
Komercni Banka A/S		14,472	624,778
MONETA Money Bank A/S (d)		92,793	334,053
Telefonica Czech Rep A/S		11,537	157,858

TOTAL CZECH REPUBLIC			1,910,233

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		725	1,112,230
Series B		1,283	2,070,368
Carlsberg A/S Series B		20,870	2,338,771
Christian Hansen Holding A/S		19,137	1,740,714
Coloplast A/S Series B		23,545	1,994,583
Danske Bank A/S		147,366	5,144,924
DONG Energy A/S (d)		37,062	2,445,490
DSV de Sammensluttede Vognmaend A/S		37,676	2,994,075
Genmab A/S (b)		11,397	2,312,761
H Lundbeck A/S		13,540	787,860
ISS Holdings A/S		32,694	1,144,611
Novo Nordisk A/S Series B		366,753	17,247,641
Novozymes A/S Series B		44,306	2,082,952
Pandora A/S		21,107	2,351,646
Tryg A/S		25,269	600,014
Vestas Wind Systems A/S		42,730	2,764,282
William Demant Holding A/S (b)		22,904	895,415

TOTAL DENMARK			50,028,337

Egypt - 0.0%
Commercial International Bank SAE		127,815	682,332
Commercial International Bank SAE sponsored GDR		82,964	425,605
Eastern Tobacco Co.		23,322	272,123
Global Telecom Holding (b)		448,175	128,703

TOTAL EGYPT			1,508,763

Finland - 0.7%
Elisa Corp. (A Shares)		27,975	1,240,497
Fortum Corp.		87,984	2,030,428
Kone Oyj (B Shares)		67,022	3,339,410
Metso Corp.		21,364	763,397
Neste Oyj		25,541	2,155,947
Nokia Corp.		1,149,111	6,894,916
Nokian Tyres PLC		23,117	928,210
Orion Oyj (B Shares)		20,354	618,912
Sampo Oyj (A Shares)		87,913	4,750,827
Stora Enso Oyj (R Shares)		109,355	2,170,358
UPM-Kymmene Corp.		105,674	3,787,522
Wartsila Corp.		87,955	1,874,685

TOTAL FINLAND			30,555,109

France - 6.9%
Accor SA		36,965	2,092,227
Aeroports de Paris		5,931	1,306,399
Air Liquide SA		76,203	9,904,590
Alstom SA		29,945	1,363,653
Amundi SA (d)		11,902	1,012,999
Arkema SA		13,616	1,784,031
Atos Origin SA		18,489	2,498,427
AXA SA		381,718	10,916,622
BIC SA		5,522	563,144
bioMerieux SA		8,346	661,158
BNP Paribas SA		220,895	17,066,844
Bollore SA		172,716	858,899
Bollore SA (b)		720	3,555
Bouygues SA		42,135	2,149,774
Bureau Veritas SA		51,651	1,350,392
Capgemini SA		31,802	4,378,067
Carrefour SA		113,340	2,331,570
Casino Guichard Perrachon SA		10,737	557,019
CNP Assurances		34,832	893,421
Compagnie de St. Gobain		98,564	5,177,031
Credit Agricole SA		224,923	3,703,498
Danone SA		118,807	9,624,058
Dassault Aviation SA		482	963,315
Dassault Systemes SA		25,679	3,325,818
Edenred SA		43,657	1,502,526
EDF SA		106,715	1,501,324
EDF SA (b)		5,248	73,832
Eiffage SA		14,365	1,712,166
ENGIE		358,032	6,290,830
Essilor International SA		40,862	5,578,447
Eurazeo SA		8,505	747,702
Eutelsat Communications		33,735	730,847
Faurecia SA		14,719	1,205,122
Fonciere des Regions		6,377	713,485
Gecina SA		9,666	1,676,194
Groupe Eurotunnel SA		91,159	1,286,877
Hermes International SCA		6,231	4,031,657
ICADE		6,443	640,730
Iliad SA		5,134	1,028,860
Imerys SA		6,800	620,803
Ingenico SA		11,554	1,010,169
Ipsen SA		7,570	1,229,536
JCDecaux SA		14,000	500,768
Kering SA		14,908	8,634,191
Klepierre SA		43,861	1,796,625
L'Oreal SA (b)		5,097	1,223,949
L'Oreal SA		44,304	10,638,775
Lagardere S.C.A. (Reg.)		22,496	643,295
Legrand SA		52,775	4,110,655
LVMH Moet Hennessy - Louis Vuitton SA		54,791	19,067,934
Michelin CGDE Series B		33,809	4,758,474
Natixis SA		188,987	1,554,639
Orange SA		391,228	7,112,381
Pernod Ricard SA		41,744	6,933,903
Peugeot Citroen SA		114,619	2,826,412
Publicis Groupe SA		41,191	3,084,020
Remy Cointreau SA		4,508	621,145
Renault SA		37,924	4,114,405
Rexel SA		60,090	932,456
Safran SA		65,617	7,696,229
Sanofi SA		223,753	17,690,432
Schneider Electric SA		111,695	10,153,983
SCOR SE		33,741	1,371,091
SEB SA		4,463	856,395
Societe Generale Series A		151,073	8,268,042
Sodexo SA (b)		1,000	99,028
Sodexo SA (b)		1,580	156,465
Sodexo SA		15,372	1,522,265
SR Teleperformance SA		11,252	1,805,834
Suez Environnement SA		72,548	1,047,803
Thales SA		20,710	2,625,987
Total SA		478,961	30,103,539
Ubisoft Entertainment SA (b)		15,171	1,449,559
Unibail-Rodamco		19,704	4,732,736
Valeo SA		47,543	3,182,973
Veolia Environnement SA		93,452	2,218,119
VINCI SA		99,814	9,979,773
Vivendi SA		204,145	5,396,443
Wendel SA		5,360	810,387

TOTAL FRANCE			305,788,728

Germany - 6.0%
adidas AG		37,042	9,120,838
Allianz SE		87,368	20,664,620
Axel Springer Verlag AG		9,360	766,918
BASF AG		180,600	18,790,252
Bayer AG		162,775	19,454,805
Bayerische Motoren Werke AG (BMW)		65,023	7,260,909
Beiersdorf AG		19,864	2,252,931
Brenntag AG		30,686	1,760,921
Commerzbank AG (b)		207,559	2,684,443
Continental AG		21,605	5,771,152
Covestro AG (d)		32,107	2,929,644
Daimler AG (Germany)		189,149	14,961,270
Deutsche Bank AG		407,041	5,586,874
Deutsche Borse AG		37,977	5,107,492
Deutsche Lufthansa AG		47,019	1,372,376
Deutsche Post AG		190,803	8,281,699
Deutsche Telekom AG		654,050	11,448,243
Deutsche Wohnen AG (Bearer)		69,105	3,266,280
Drillisch AG		10,526	763,943
E.ON AG		433,036	4,741,643
Evonik Industries AG		32,336	1,151,163
Fraport AG Frankfurt Airport Services Worldwide		8,325	808,283
Fresenius Medical Care AG & Co. KGaA		42,530	4,315,556
Fresenius SE & Co. KGaA		81,916	6,265,704
GEA Group AG		36,602	1,432,541
Hannover Reuck SE		11,749	1,654,332
HeidelbergCement Finance AG		29,537	2,898,453
Henkel AG & Co. KGaA		20,394	2,431,995
Hochtief AG		3,703	677,916
Hugo Boss AG		12,566	1,180,592
Infineon Technologies AG		224,890	5,758,470
Innogy SE (d)		27,186	1,199,273
K&S AG		38,615	1,138,274
KION Group AG		13,966	1,168,768
Lanxess AG		17,734	1,318,343
Linde AG		12,494	2,776,901
Linde AG		24,086	5,200,622
MAN SE		6,716	774,528
Merck KGaA		25,215	2,473,119
Metro Wholesale & Food Specialist AG (a)		34,774	504,547
MTU Aero Engines Holdings AG		10,277	1,774,702
Muenchener Rueckversicherungs AG		30,409	6,975,327
OSRAM Licht AG		19,934	1,149,934
ProSiebenSat.1 Media AG		46,758	1,696,290
RWE AG		101,465	2,435,267
SAP SE		193,104	21,454,951
Schaeffler AG		34,758	539,992
Siemens AG		150,287	19,085,680
Siemens Healthineers AG (b)(d)		28,832	1,124,084
Symrise AG		24,287	1,967,975
Telefonica Deutschland Holding AG		139,915	669,256
Thyssenkrupp AG		85,121	2,220,310
TUI AG		7,441	168,483
TUI AG (GB)		80,038	1,813,149
Uniper SE		39,309	1,218,543
United Internet AG		24,549	1,594,328
Volkswagen AG		6,321	1,286,951
Vonovia SE		95,742	4,810,867
Wirecard AG		22,888	3,126,033
Zalando SE (b)(d)		22,077	1,139,723

TOTAL GERMANY			268,368,478

Greece - 0.1%
Alpha Bank AE (b)		266,250	704,136
EFG Eurobank Ergasias SA (b)		356,217	451,246
Ff Group (b)		6,325	119,918
Greek Organization of Football Prognostics SA		43,296	519,183
Hellenic Telecommunications Organization SA		47,258	687,679
Jumbo SA		19,439	355,874
National Bank of Greece SA (b)		1,055,656	441,084
Piraeus Bank SA (b)		54,301	230,295
Titan Cement Co. SA (Reg.)		8,915	235,232

TOTAL GREECE			3,744,647

Hong Kong - 2.5%
AIA Group Ltd.		2,376,600	21,240,150
Bank of East Asia Ltd.		249,816	1,096,960
Beijing Enterprises Holdings Ltd.		96,500	482,007
BOC Hong Kong (Holdings) Ltd.		732,000	3,784,093
BYD Electronic International Co. Ltd.		129,500	197,463
China Everbright International Ltd.		524,000	734,992
China Everbright Ltd.		176,000	387,300
China Jinmao Holdings Group Ltd.		994,000	562,680
China Merchants Holdings International Co. Ltd.		251,123	561,101
China Mobile Ltd.		1,213,000	11,555,640
China Overseas Land and Investment Ltd.		752,000	2,519,675
China Resources Beer Holdings Co. Ltd.		323,162	1,391,836
China Resources Pharmaceutical Group Ltd.		362,000	500,450
China Resources Power Holdings Co. Ltd.		370,523	710,705
China Taiping Insurance Group Ltd.		326,377	1,091,461
China Unicom Ltd.		1,210,000	1,710,999
CITIC Pacific Ltd.		1,153,000	1,758,326
CLP Holdings Ltd.		324,500	3,369,634
CNOOC Ltd.		3,555,000	6,014,042
CSPC Pharmaceutical Group Ltd.		916,000	2,333,106
Far East Horizon Ltd.		377,000	374,092
Fosun International Ltd.		522,500	1,110,309
Galaxy Entertainment Group Ltd.		468,000	4,096,232
Guangdong Investment Ltd.		598,000	925,604
Hang Lung Group Ltd.		169,000	510,467
Hang Lung Properties Ltd.		403,000	953,729
Hang Seng Bank Ltd.		151,300	3,832,417
Henderson Land Development Co. Ltd.		232,500	1,474,179
Hong Kong & China Gas Co. Ltd.		1,639,810	3,426,295
Hong Kong Exchanges and Clearing Ltd.		232,545	7,533,189
Hysan Development Co. Ltd.		121,020	704,357
Lenovo Group Ltd.		1,512,000	717,862
Link (REIT)		435,547	3,849,421
MTR Corp. Ltd.		300,107	1,686,229
New World Development Co. Ltd.		1,196,732	1,755,033
PCCW Ltd.		846,913	523,521
Power Assets Holdings Ltd.		271,500	2,020,189
Shanghai Industrial Holdings Ltd.		98,000	256,985
Sino Land Ltd.		618,673	1,067,938
Sino-Ocean Group Holding Ltd.		577,591	401,057
SJM Holdings Ltd.		369,000	369,601
Sun Art Retail Group Ltd.		455,372	511,816
Sun Hung Kai Properties Ltd.		286,781	4,618,449
Swire Pacific Ltd. (A Shares)		102,000	1,007,894
Swire Properties Ltd.		237,200	841,939
Techtronic Industries Co. Ltd.		266,000	1,558,279
Wharf Holdings Ltd.		247,000	821,734
Wheelock and Co. Ltd.		160,000	1,187,074

TOTAL HONG KONG			110,138,511

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		70,395	813,455
OTP Bank PLC		47,540	2,076,997
Richter Gedeon PLC		26,699	540,068

TOTAL HUNGARY			3,430,520

India - 2.1%
ACC Ltd.		9,321	222,072
Adani Ports & Special Economic Zone Ltd.		148,404	907,800
Ambuja Cements Ltd.		112,932	425,070
Ashok Leyland Ltd.		222,905	549,284
Asian Paints Ltd.		57,570	1,038,841
Aurobindo Pharma Ltd.		50,212	483,993
Axis Bank Ltd.		356,650	2,764,914
Bajaj Auto Ltd.		15,971	707,049
Bajaj Finance Ltd.		34,791	994,639
Bajaj Finserv Ltd.		7,248	596,271
Bharat Forge Ltd.		39,863	462,930
Bharat Heavy Electricals Ltd.		183,714	241,603
Bharat Petroleum Corp. Ltd.		154,054	895,119
Bharti Airtel Ltd.		275,011	1,688,814
Bharti Infratel Ltd.		95,927	451,471
Bosch Ltd.		1,387	404,080
Britannia Industries Ltd.		5,450	451,953
Cadila Healthcare Ltd. (b)		40,609	251,453
Cipla Ltd. (b)		66,056	601,723
Coal India Ltd.		130,013	556,517
Container Corp. of India Ltd.		7,490	146,584
Dabur India Ltd.		110,192	611,047
Dr. Reddy's Laboratories Ltd.		23,659	751,816
Eicher Motors Ltd.		2,650	1,238,150
GAIL India Ltd.		128,791	628,748
Glenmark Pharmaceuticals Ltd.		28,576	245,435
Godrej Consumer Products Ltd.		47,761	800,341
Grasim Industries Ltd.		65,556	1,074,877
Havells India Ltd.		47,522	389,754
HCL Technologies Ltd.		109,615	1,732,956
Hero Motocorp Ltd.		9,476	530,820
Hindalco Industries Ltd.		234,673	825,647
Hindustan Petroleum Corp. Ltd.		116,307	531,027
Hindustan Unilever Ltd.		126,761	2,868,424
Housing Development Finance Corp. Ltd.		297,848	8,427,020
ICICI Bank Ltd.		464,678	1,985,891
Idea Cellular Ltd. (b)		380,671	394,860
IDFC Bank Ltd.		285,469	206,784
Indiabulls Housing Finance Ltd.		63,545	1,244,133
Indian Oil Corp. Ltd.		222,183	540,159
Infosys Ltd.		341,028	6,140,529
Infosys Ltd. sponsored ADR		2,307	40,765
ITC Ltd.		678,699	2,868,186
JSW Steel Ltd.		173,319	842,728
Larsen & Toubro Ltd.		93,349	1,962,352
LIC Housing Finance Ltd.		56,246	460,501
Lupin Ltd. (b)		42,230	514,362
Mahindra & Mahindra Financial Services Ltd. (b)		55,323	437,983
Mahindra & Mahindra Ltd.		146,810	1,922,523
Marico Ltd.		94,585	471,881
Maruti Suzuki India Ltd.		20,600	2,723,380
Motherson Sumi Systems Ltd.		120,795	640,007
Nestle India Ltd.		4,412	623,394
NTPC Ltd.		315,147	814,845
Oil & Natural Gas Corp. Ltd.		244,591	662,934
Petronet LNG Ltd.		114,189	388,779
Piramal Enterprises Ltd. (b)		15,536	605,925
Power Finance Corp. Ltd.		139,249	183,450
Reliance Industries Ltd.		560,658	8,095,004
Rural Electrification Corp. Ltd.		131,108	250,722
Shree Cement Ltd.		1,588	403,924
Shriram Transport Finance Co. Ltd.		28,146	679,458
Siemens India Ltd.		14,569	245,452
State Bank of India		342,349	1,264,941
Sun Pharmaceutical Industries Ltd.		189,321	1,501,930
Tata Consultancy Services Ltd.		90,433	4,795,934
Tata Motors Ltd. (b)		302,076	1,534,101
Tata Motors Ltd. Class A (b)		91,368	261,844
Tata Power Co. Ltd.		210,949	279,319
Tata Steel Ltd.		72,644	646,197
Tech Mahindra Ltd.		95,385	958,745
Titan Co. Ltd. (b)		59,427	875,545
Ultratech Cemco Ltd.		17,474	1,077,326
United Spirits Ltd. (b)		11,115	604,074
UPL Ltd. (b)		73,125	800,612
Vakrangee Ltd.		84,460	126,601
Vedanta Ltd.		292,384	1,303,891
Wipro Ltd.		229,444	956,240
Yes Bank Ltd.		334,856	1,815,936
Zee Entertainment Enterprises Ltd. (b)		105,408	930,945

TOTAL INDIA			91,583,334

Indonesia - 0.5%
PT Adaro Energy Tbk		2,745,700	359,553
PT AKR Corporindo Tbk		334,100	116,988
PT Astra International Tbk		3,953,900	2,023,713
PT Bank Central Asia Tbk		1,948,300	3,080,813
PT Bank Danamon Indonesia Tbk Series A		641,100	305,601
PT Bank Mandiri (Persero) Tbk		3,654,300	1,851,103
PT Bank Negara Indonesia (Persero) Tbk		1,426,900	821,489
PT Bank Rakyat Indonesia Tbk		11,016,600	2,540,081
PT Bank Tabungan Negara Tbk		811,400	180,827
PT Bumi Serpong Damai Tbk		1,483,600	179,151
PT Charoen Pokphand Indonesia Tbk		1,405,800	370,607
PT Gudang Garam Tbk		92,100	457,541
PT Hanjaya Mandala Sampoerna Tbk		1,781,100	451,321
PT Indocement Tunggal Prakarsa Tbk		351,800	445,207
PT Indofood CBP Sukses Makmur Tbk		446,400	277,332
PT Indofood Sukses Makmur Tbk		832,700	416,326
PT Jasa Marga Tbk		504,596	157,743
PT Kalbe Farma Tbk		4,035,000	435,597
PT Matahari Department Store Tbk		472,100	349,554
PT Pakuwon Jati Tbk		4,737,400	200,249
PT Perusahaan Gas Negara Tbk Series B		2,078,500	294,220
PT Semen Gresik (Persero) Tbk		564,700	390,030
PT Surya Citra Media Tbk		1,168,600	213,903
PT Telkomunikasi Indonesia Tbk Series B		10,008,400	2,731,038
PT Tower Bersama Infrastructure Tbk		366,700	146,047
PT Unilever Indonesia Tbk		305,200	1,014,380
PT United Tractors Tbk		320,900	782,959
PT Waskita Karya Persero Tbk		895,000	141,381
PT XL Axiata Tbk (b)		698,000	105,793

TOTAL INDONESIA			20,840,547

Ireland - 0.4%
AIB Group PLC		161,039	961,074
Bank Ireland Group PLC		177,407	1,596,063
CRH PLC		164,619	5,845,854
CRH PLC sponsored ADR (a)		769	27,192
DCC PLC (United Kingdom)		17,791	1,714,501
James Hardie Industries PLC CDI		85,638	1,512,319
Kerry Group PLC Class A		31,446	3,208,819
Paddy Power Betfair PLC (Ireland)		16,037	1,587,067
Ryanair Holdings PLC (b)		12,173	226,901
Ryanair Holdings PLC sponsored ADR (b)		3,659	402,380

TOTAL IRELAND			17,082,170

Isle of Man - 0.1%
Gaming VC Holdings SA		104,755	1,287,130
Genting Singapore PLC		1,202,600	1,053,617
NEPI Rockcastle PLC		71,842	791,752

TOTAL ISLE OF MAN			3,132,499

Israel - 0.3%
Azrieli Group		7,854	360,298
Bank Hapoalim BM (Reg.)		208,704	1,430,039
Bank Leumi le-Israel BM		289,424	1,712,925
Bezeq The Israel Telecommunication Corp. Ltd.		399,405	504,063
Check Point Software Technologies Ltd. (a)(b)		25,535	2,464,383
Elbit Systems Ltd. (Israel)		4,554	527,026
Frutarom Industries Ltd.		7,476	717,698
Israel Chemicals Ltd.		132,964	597,774
Mizrahi Tefahot Bank Ltd.		27,878	510,549
NICE Systems Ltd. (b)		11,359	1,077,526
NICE Systems Ltd. sponsored ADR (b)		976	92,886
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		181,281	3,259,432

TOTAL ISRAEL			13,254,599

Italy - 1.4%
Assicurazioni Generali SpA		245,107	4,954,893
Atlantia SpA		89,963	2,987,581
Davide Campari-Milano SpA		115,159	864,991
Enel SpA		1,594,614	10,115,789
Eni SpA		500,679	9,787,481
Intesa Sanpaolo SpA		2,656,441	10,104,989
Intesa Sanpaolo SpA (Risparmio Shares)		176,849	701,768
Leonardo SpA		80,130	929,912
Luxottica Group SpA		33,668	2,104,431
Mediobanca SpA		124,413	1,512,177
Poste Italiane SpA (d)		104,095	1,018,966
Prysmian SpA		40,213	1,183,923
Recordati SpA		20,700	741,171
Snam Rete Gas SpA		446,970	2,150,947
Telecom Italia SpA (a)(b)		2,211,713	2,185,301
Terna SpA		273,770	1,645,419
UniCredit SpA		394,130	8,554,750
Unipolsai SpA		184,848	497,786

TOTAL ITALY			62,042,275

Japan - 16.1%
ABC-MART, Inc.		6,200	408,910
ACOM Co. Ltd.		75,900	344,369
AEON Co. Ltd.		119,700	2,395,204
AEON Financial Service Co. Ltd.		22,300	523,434
AEON MALL Co. Ltd.		23,770	482,271
Air Water, Inc.		30,100	582,066
Aisin Seiki Co. Ltd.		34,800	1,890,889
Ajinomoto Co., Inc.		107,600	1,974,438
Alfresa Holdings Corp.		38,200	844,230
All Nippon Airways Ltd.		23,100	917,069
Alps Electric Co. Ltd.		40,300	895,064
Amada Holdings Co. Ltd.		67,200	809,572
Aozora Bank Ltd.		23,400	947,173
Asahi Glass Co. Ltd.		40,100	1,665,331
Asahi Group Holdings		76,400	3,868,921
Asahi Kasei Corp.		249,900	3,446,069
Asics Corp.		32,100	608,408
Astellas Pharma, Inc.		407,900	5,966,041
Bandai Namco Holdings, Inc.		39,000	1,325,329
Bank of Kyoto Ltd.		11,900	716,264
Benesse Holdings, Inc.		13,900	507,327
Bridgestone Corp.		128,000	5,373,143
Brother Industries Ltd.		46,800	1,008,606
Calbee, Inc.		16,000	540,066
Canon, Inc.		209,900	7,220,391
Casio Computer Co. Ltd.		38,400	573,611
Central Japan Railway Co.		28,200	5,667,344
Chiba Bank Ltd.		141,300	1,142,602
Chubu Electric Power Co., Inc.		125,200	1,962,406
Chugai Pharmaceutical Co. Ltd.		43,800	2,315,807
Chugoku Electric Power Co., Inc.		55,100	690,514
Coca-Cola West Co. Ltd.		24,300	1,046,954
Concordia Financial Group Ltd.		238,900	1,392,054
Credit Saison Co. Ltd.		30,400	545,876
CYBERDYNE, Inc. (a)(b)		18,100	231,962
Dai Nippon Printing Co. Ltd.		49,800	1,074,171
Dai-ichi Mutual Life Insurance Co.		212,800	4,231,862
Daicel Chemical Industries Ltd.		54,000	625,357
Daifuku Co. Ltd.		19,100	1,027,333
Daiichi Sankyo Kabushiki Kaisha		112,200	3,848,793
Daikin Industries Ltd.		49,100	5,751,239
Dainippon Sumitomo Pharma Co. Ltd.		31,900	582,149
Daito Trust Construction Co. Ltd.		13,600	2,271,021
Daiwa House Industry Co. Ltd.		111,900	4,104,638
Daiwa House REIT Investment Corp.		348	830,845
Daiwa Securities Group, Inc.		317,000	1,950,658
DeNA Co. Ltd.		19,200	366,191
DENSO Corp.		93,800	4,938,829
Dentsu, Inc.		43,000	2,037,505
Disco Corp.		5,600	987,633
Don Quijote Holdings Co. Ltd.		23,400	1,262,898
East Japan Railway Co.		64,200	6,160,428
Eisai Co. Ltd.		52,900	3,554,249
Electric Power Development Co. Ltd.		29,800	811,786
FamilyMart Co. Ltd.		15,900	1,546,076
Fanuc Corp.		38,200	8,182,846
Fast Retailing Co. Ltd.		10,500	4,630,488
Fuji Electric Co. Ltd.		108,000	774,533
Fujifilm Holdings Corp.		81,500	3,284,006
Fujitsu Ltd.		383,000	2,332,965
Fukuoka Financial Group, Inc.		155,000	830,864
Hakuhodo DY Holdings, Inc.		46,800	655,423
Hamamatsu Photonics K.K.		27,500	1,061,562
Hankyu Hanshin Holdings, Inc.		48,100	1,898,568
Hikari Tsushin, Inc.		4,200	682,327
Hino Motors Ltd.		50,000	611,508
Hirose Electric Co. Ltd.		6,383	900,346
Hisamitsu Pharmaceutical Co., Inc.		11,900	928,531
Hitachi Chemical Co. Ltd.		20,000	440,176
Hitachi Construction Machinery Co. Ltd.		21,100	769,150
Hitachi High-Technologies Corp.		13,600	635,712
Hitachi Ltd.		953,000	6,987,969
Hitachi Metals Ltd.		43,300	497,483
Honda Motor Co. Ltd.		339,000	11,656,840
Hoshizaki Corp.		10,800	1,004,720
Hoya Corp.		76,000	4,075,302
Hulic Co. Ltd.		57,300	616,924
Idemitsu Kosan Co. Ltd.		26,700	1,046,556
IHI Corp.		29,800	978,613
Iida Group Holdings Co. Ltd.		28,800	564,040
INPEX Corp.		185,900	2,384,968
Isetan Mitsukoshi Holdings Ltd.		63,700	709,720
Isuzu Motors Ltd.		110,100	1,685,944
Itochu Corp.		295,100	5,922,516
J. Front Retailing Co. Ltd.		48,500	787,482
Japan Airlines Co. Ltd.		22,500	887,075
Japan Airport Terminal Co. Ltd.		8,900	365,949
Japan Exchange Group, Inc.		103,500	1,921,926
Japan Post Bank Co. Ltd.		77,600	1,056,246
Japan Post Holdings Co. Ltd.		308,900	3,758,114
Japan Prime Realty Investment Corp.		164	595,573
Japan Real Estate Investment Corp.		243	1,262,569
Japan Retail Fund Investment Corp.		528	990,121
Japan Tobacco, Inc.		216,600	5,818,203
JFE Holdings, Inc.		102,300	2,109,727
JGC Corp.		42,300	1,038,927
JSR Corp.		37,000	698,911
JTEKT Corp.		42,300	686,814
JX Holdings, Inc.		602,300	3,935,996
Kajima Corp.		181,000	1,746,753
Kakaku.com, Inc.		26,100	499,223
Kamigumi Co. Ltd.		23,400	528,705
Kaneka Corp.		57,000	563,639
Kansai Electric Power Co., Inc.		140,600	1,967,783
Kansai Paint Co. Ltd.		40,700	917,351
Kao Corp.		97,500	7,005,694
Kawasaki Heavy Industries Ltd.		29,700	997,064
KDDI Corp.		355,800	9,550,955
Keihan Electric Railway Co., Ltd.		20,000	647,640
Keihin Electric Express Railway Co. Ltd.		44,800	822,481
Keio Corp.		23,100	1,058,644
Keisei Electric Railway Co.		27,600	901,317
Keyence Corp.		19,120	11,713,011
Kikkoman Corp.		29,500	1,280,438
Kintetsu Group Holdings Co. Ltd.		35,300	1,438,543
Kirin Holdings Co. Ltd.		171,200	4,812,455
Kobe Steel Ltd.		61,100	632,686
Koito Manufacturing Co. Ltd.		21,800	1,465,697
Komatsu Ltd.		181,900	6,200,741
Konami Holdings Corp.		17,800	875,997
Konica Minolta, Inc.		92,000	791,072
Kose Corp.		6,000	1,111,416
Kubota Corp.		208,800	3,532,525
Kuraray Co. Ltd.		69,600	1,160,000
Kurita Water Industries Ltd.		19,300	626,738
Kyocera Corp.		63,500	4,064,883
Kyowa Hakko Kirin Co., Ltd.		50,300	1,092,318
Kyushu Electric Power Co., Inc.		82,300	1,017,834
Kyushu Financial Group, Inc.		64,700	318,410
Kyushu Railway Co.		30,900	992,124
Lawson, Inc.		9,900	654,748
LINE Corp. (b)		8,500	307,396
Lion Corp.		43,300	935,553
LIXIL Group Corp.		52,200	1,171,301
M3, Inc.		41,200	1,562,148
Mabuchi Motor Co. Ltd.		9,500	479,693
Makita Corp.		44,400	1,998,244
Marubeni Corp.		323,000	2,435,205
Marui Group Co. Ltd.		39,500	822,013
Maruichi Steel Tube Ltd.		10,800	369,978
Mazda Motor Corp.		111,000	1,544,882
McDonald's Holdings Co. (Japan) Ltd.		13,300	622,905
Mebuki Financial Group, Inc.		192,740	749,309
Medipal Holdings Corp.		33,200	713,988
Meiji Holdings Co. Ltd.		24,200	1,943,615
Minebea Mitsumi, Inc.		76,700	1,541,437
Misumi Group, Inc.		55,900	1,549,369
Mitsubishi Chemical Holdings Corp.		278,800	2,651,048
Mitsubishi Corp.		297,400	8,234,813
Mitsubishi Electric Corp.		381,000	5,856,847
Mitsubishi Estate Co. Ltd.		247,600	4,524,284
Mitsubishi Gas Chemical Co., Inc.		34,000	800,549
Mitsubishi Heavy Industries Ltd.		62,700	2,481,158
Mitsubishi Materials Corp.		21,400	653,824
Mitsubishi Motors Corp. of Japan		129,800	968,869
Mitsubishi Tanabe Pharma Corp.		43,200	823,535
Mitsubishi UFJ Financial Group, Inc.		2,346,400	15,724,032
Mitsubishi UFJ Lease & Finance Co. Ltd.		88,100	561,706
Mitsui & Co. Ltd.		336,500	6,083,903
Mitsui Chemicals, Inc.		37,000	1,062,752
Mitsui Fudosan Co. Ltd.		176,300	4,534,097
Mitsui OSK Lines Ltd.		23,600	700,531
mixi, Inc.		7,900	260,876
Mizuho Financial Group, Inc.		4,743,400	8,581,934
MS&AD Insurance Group Holdings, Inc.		94,000	3,157,409
Murata Manufacturing Co. Ltd.		37,800	4,772,111
Nabtesco Corp.		21,500	777,831
Nagoya Railroad Co. Ltd.		35,800	940,192
NEC Corp.		50,600	1,390,898
New Hampshire Foods Ltd.		18,700	818,510
Nexon Co. Ltd. (b)		76,900	1,120,579
NGK Insulators Ltd.		50,100	922,075
NGK Spark Plug Co. Ltd.		30,300	781,614
Nidec Corp.		47,000	7,369,008
Nikon Corp.		66,700	1,164,138
Nintendo Co. Ltd.		22,300	9,369,936
Nippon Building Fund, Inc.		260	1,462,678
Nippon Electric Glass Co. Ltd.		15,800	455,992
Nippon Express Co. Ltd.		15,800	1,195,262
Nippon Paint Holdings Co. Ltd.		32,100	1,315,478
Nippon Prologis REIT, Inc.		349	735,224
Nippon Steel & Sumitomo Metal Corp.		150,570	3,284,938
Nippon Telegraph & Telephone Corp.		135,800	6,444,414
Nippon Yusen KK		30,800	657,585
Nissan Chemical Industries Co. Ltd.		23,700	1,056,874
Nissan Motor Co. Ltd.		455,700	4,800,023
Nisshin Seifun Group, Inc.		37,695	825,138
Nissin Food Holdings Co. Ltd.		11,600	854,190
Nitori Holdings Co. Ltd.		15,700	2,654,007
Nitto Denko Corp.		32,200	2,400,567
NKSJ Holdings, Inc.		70,050	2,941,177
NOK Corp.		19,800	407,519
Nomura Holdings, Inc.		717,700	4,133,633
Nomura Real Estate Holdings, Inc.		24,300	604,166
Nomura Real Estate Master Fund, Inc.		758	1,058,787
Nomura Research Institute Ltd.		26,102	1,349,033
NSK Ltd.		76,100	1,023,299
NTT Data Corp.		124,400	1,341,636
NTT DOCOMO, Inc.		267,100	6,900,264
Obayashi Corp.		126,900	1,464,945
OBIC Co. Ltd.		12,800	1,073,692
Odakyu Electric Railway Co. Ltd.		57,900	1,250,475
Oji Holdings Corp.		168,000	1,183,315
Olympus Corp.		57,200	2,137,413
OMRON Corp.		37,600	2,043,030
Ono Pharmaceutical Co. Ltd.		79,400	1,840,828
Oracle Corp. Japan		7,900	650,384
Oriental Land Co. Ltd.		43,000	4,293,313
ORIX Corp.		261,600	4,604,083
Osaka Gas Co. Ltd.		73,300	1,578,377
Otsuka Corp.		20,200	942,371
Otsuka Holdings Co. Ltd.		77,200	4,047,845
Panasonic Corp.		433,900	6,424,822
Park24 Co. Ltd.		22,300	632,364
Pola Orbis Holdings, Inc.		17,900	782,675
Rakuten, Inc.		180,000	1,279,184
Recruit Holdings Co. Ltd.		217,100	5,018,402
Renesas Electronics Corp. (b)		164,100	1,723,260
Resona Holdings, Inc.		430,600	2,452,356
Ricoh Co. Ltd.		137,800	1,350,016
Rinnai Corp.		6,700	667,426
ROHM Co. Ltd.		18,800	1,757,556
Ryohin Keikaku Co. Ltd.		4,600	1,580,040
Sankyo Co. Ltd. (Gunma)		8,600	302,479
Santen Pharmaceutical Co. Ltd.		73,900	1,247,215
SBI Holdings, Inc. Japan		39,330	995,482
Secom Co. Ltd.		41,600	3,121,142
Sega Sammy Holdings, Inc.		35,800	588,152
Seibu Holdings, Inc.		44,500	752,657
Seiko Epson Corp.		54,400	1,022,613
Sekisui Chemical Co. Ltd.		78,200	1,387,742
Sekisui House Ltd.		116,600	2,137,987
Seven & i Holdings Co. Ltd.		147,900	6,516,595
Seven Bank Ltd.		110,400	371,636
Sharp Corp. (a)		30,300	891,095
Shimadzu Corp.		49,000	1,333,919
Shimamura Co. Ltd.		4,400	513,172
SHIMANO, Inc.		14,600	1,941,859
SHIMIZU Corp.		109,100	1,081,819
Shin-Etsu Chemical Co. Ltd.		76,600	7,711,151
Shinsei Bank Ltd.		31,500	492,151
Shionogi & Co. Ltd.		58,800	3,030,362
Shiseido Co. Ltd.		74,900	4,872,748
Shizuoka Bank Ltd.		101,900	1,036,524
Showa Shell Sekiyu K.K.		35,300	499,534
SMC Corp.		11,300	4,312,441
SoftBank Corp.		162,300	12,401,134
Sohgo Security Services Co., Ltd.		13,700	677,982
Sony Corp.		248,800	11,620,482
Sony Financial Holdings, Inc.		34,700	634,516
Stanley Electric Co. Ltd.		27,500	997,416
Start Today Co. Ltd.		37,800	1,092,645
Subaru Corp.		121,300	4,082,169
Sumco Corp.		45,600	1,127,069
Sumitomo Chemical Co. Ltd.		309,000	1,777,909
Sumitomo Corp.		234,800	4,230,137
Sumitomo Electric Industries Ltd.		147,400	2,264,529
Sumitomo Heavy Industries Ltd.		23,600	904,537
Sumitomo Metal Mining Co. Ltd.		49,000	2,105,763
Sumitomo Mitsui Financial Group, Inc.		264,500	11,023,901
Sumitomo Mitsui Trust Holdings, Inc.		64,600	2,745,441
Sumitomo Realty & Development Co. Ltd.		71,000	2,824,543
Sumitomo Rubber Industries Ltd.		33,700	603,283
Sundrug Co. Ltd.		14,200	731,303
Suntory Beverage & Food Ltd.		27,200	1,341,090
Suzuken Co. Ltd.		13,930	600,167
Suzuki Motor Corp.		68,000	3,664,362
Sysmex Corp.		30,600	2,709,550
T&D Holdings, Inc.		104,900	1,783,837
Taiheiyo Cement Corp.		23,400	887,239
Taisei Corp.		39,600	2,140,834
Taisho Pharmaceutical Holdings Co. Ltd.		6,200	594,932
Taiyo Nippon Sanso Corp.		25,100	372,643
Takashimaya Co. Ltd.		61,000	524,515
Takeda Pharmaceutical Co. Ltd.		140,400	5,912,251
TDK Corp.		25,300	2,187,020
Teijin Ltd.		39,100	737,149
Temp Holdings Co., Ltd.		35,200	838,141
Terumo Corp.		64,000	3,629,711
The Hachijuni Bank Ltd.		81,600	432,184
The Suruga Bank Ltd.		32,800	446,454
THK Co. Ltd.		24,200	847,841
Tobu Railway Co. Ltd.		38,300	1,222,713
Toho Co. Ltd.		21,600	723,161
Toho Gas Co. Ltd.		15,200	461,617
Tohoku Electric Power Co., Inc.		89,100	1,150,019
Tokio Marine Holdings, Inc.		132,300	6,259,199
Tokyo Electric Power Co., Inc. (b)		286,700	1,366,362
Tokyo Electron Ltd.		30,900	5,951,331
Tokyo Gas Co. Ltd.		77,300	2,073,213
Tokyo Tatemono Co. Ltd.		40,800	622,151
Tokyu Corp.		103,200	1,737,936
Tokyu Fudosan Holdings Corp.		100,300	790,876
Toppan Printing Co. Ltd.		101,000	846,286
Toray Industries, Inc.		291,400	2,720,095
Toshiba Corp. (b)		1,288,000	3,452,104
Tosoh Corp.		57,600	1,023,227
Toto Ltd.		27,500	1,562,157
Toyo Seikan Group Holdings Ltd.		33,300	524,844
Toyo Suisan Kaisha Ltd.		17,000	670,234
Toyoda Gosei Co. Ltd.		12,200	309,576
Toyota Industries Corp.		32,300	1,911,645
Toyota Motor Corp.		513,282	33,657,134
Toyota Tsusho Corp.		41,000	1,475,805
Trend Micro, Inc.		23,300	1,398,171
Tsuruha Holdings, Inc.		7,100	1,021,615
Unicharm Corp.		79,700	2,241,836
United Urban Investment Corp.		591	907,151
USS Co. Ltd.		42,400	892,448
West Japan Railway Co.		32,100	2,275,659
Yahoo! Japan Corp.		276,900	1,139,819
Yakult Honsha Co. Ltd.		21,800	1,555,434
Yamada Denki Co. Ltd.		121,800	639,528
Yamaguchi Financial Group, Inc.		40,000	500,549
Yamaha Corp.		32,700	1,582,355
Yamaha Motor Co. Ltd.		56,000	1,792,902
Yamato Holdings Co. Ltd.		67,800	1,747,407
Yamazaki Baking Co. Ltd.		26,800	587,874
Yaskawa Electric Corp.		49,500	2,024,012
Yokogawa Electric Corp.		45,200	998,105
Yokohama Rubber Co. Ltd.		25,000	591,154

TOTAL JAPAN			717,025,503

Korea (South) - 3.6%
AMOREPACIFIC Corp.		6,312	2,056,996
AMOREPACIFIC Group, Inc.		5,490	733,077
BGF Retail Co. Ltd.		1,685	300,521
BGFretail Co. Ltd.		2,286	27,109
BS Financial Group, Inc.		49,660	484,578
Celltrion Healthcare Co. Ltd.		6,701	561,897
Celltrion, Inc.		16,035	4,057,693
Cheil Industries, Inc.		14,899	1,947,718
Cheil Worldwide, Inc.		14,313	255,273
CJ CheilJedang Corp.		1,663	532,632
CJ Corp.		2,787	422,894
CJ E&M Corp.		3,627	306,505
Coway Co. Ltd.		10,667	871,548
Daelim Industrial Co.		5,272	423,365
Daewoo Engineering & Construction Co. Ltd. (b)		34,104	202,218
Db Insurance Co. Ltd.		9,439	554,393
DGB Financial Group Co. Ltd.		32,192	360,720
Dong Suh Companies, Inc.		8,055	207,218
Doosan Bobcat, Inc.		6,913	210,438
Doosan Heavy Industries & Construction Co. Ltd.		11,852	198,101
E-Mart Co. Ltd.		4,219	1,063,688
GS Engineering & Construction Corp.		9,428	359,187
GS Holdings Corp.		9,752	558,207
GS Retail Co. Ltd.		5,894	204,736
Hana Financial Group, Inc.		57,887	2,581,044
Hankook Tire Co. Ltd.		14,136	652,730
Hanmi Pharm Co. Ltd.		1,201	522,601
Hanmi Science Co. Ltd.		2,543	184,743
Hanon Systems		35,715	363,511
Hanssem Co. Ltd.		2,000	217,569
Hanwha Chemical Corp.		20,439	552,521
Hanwha Corp.		8,590	320,443
Hanwha Life Insurance Co. Ltd.		49,540	288,194
Hanwha Techwin Co. Ltd. (b)		7,578	170,535
Hotel Shilla Co.		6,005	650,447
Hyosung Corp.		4,011	492,515
Hyundai Department Store Co. Ltd.		2,962	286,264
Hyundai Engineering & Construction Co. Ltd.		14,767	876,981
Hyundai Fire & Marine Insurance Co. Ltd.		11,954	426,958
Hyundai Glovis Co. Ltd.		3,597	565,954
Hyundai Heavy Industries Co. Ltd. (b)		7,836	874,386
Hyundai Industrial Development & Construction Co. (c)		11,424	494,968
Hyundai Mobis		13,313	3,082,965
Hyundai Motor Co.		30,080	4,494,059
Hyundai Robotics Co. Ltd.		1,867	736,567
Hyundai Steel Co.		15,174	858,645
Hyundai Wia Corp.		2,960	148,425
Industrial Bank of Korea		48,253	759,216
ING Life Insurance Korea Ltd. (d)		6,276	241,447
Kakao Corp.		9,221	955,745
Kangwon Land, Inc.		22,358	603,353
KB Financial Group, Inc.		78,833	4,466,879
KCC Corp.		1,104	403,076
KEPCO Plant Service & Engineering Co. Ltd.		4,991	236,285
Kia Motors Corp.		51,961	1,606,003
Korea Aerospace Industries Ltd.		13,017	525,092
Korea Electric Power Corp.		50,628	1,766,303
Korea Express Co. Ltd. (b)		1,608	234,986
Korea Gas Corp. (b)		5,699	291,622
Korea Investment Holdings Co. Ltd.		7,462	634,767
Korea Zinc Co. Ltd.		1,610	651,712
Korean Air Lines Co. Ltd.		9,109	290,471
KT Corp.		2,367	60,021
KT Corp. sponsored ADR (a)		4,577	61,469
KT&G Corp.		22,882	2,089,651
Kumho Petro Chemical Co. Ltd.		3,489	350,228
LG Chemical Ltd.		8,824	2,966,258
LG Corp.		19,277	1,459,827
LG Display Co. Ltd.		47,363	1,031,353
LG Electronics, Inc.		20,801	1,981,186
LG Household & Health Care Ltd.		1,850	2,366,646
LG Innotek Co. Ltd.		2,694	293,065
Lotte Chemical Corp.		3,089	1,194,151
Lotte Confectionery Co. Ltd.		5,621	341,693
Lotte Shopping Co. Ltd.		2,147	513,231
Medy-Tox, Inc.		810	527,634
Mirae Asset Daewoo Co. Ltd.		69,952	638,822
NAVER Corp.		5,478	3,662,486
NCSOFT Corp.		3,517	1,182,268
Netmarble Corp. (d)		4,872	671,027
Oci Co. Ltd.		3,193	465,119
Orion Corp./Republic of Korea		4,154	482,922
Ottogi Corp.		238	176,457
POSCO		14,683	5,045,605
Posco Daewoo Corp.		8,274	174,222
S-Oil Corp.		8,611	884,478
S1 Corp.		3,231	295,969
Samsung Biologics Co. Ltd. (b)(d)		3,302	1,504,658
Samsung Card Co. Ltd.		5,624	195,882
Samsung Electro-Mechanics Co. Ltd.		11,405	1,261,986
Samsung Electronics Co. Ltd.		19,051	47,208,378
Samsung Fire & Marine Insurance Co. Ltd.		6,071	1,516,439
Samsung Heavy Industries Co. Ltd. (b)		48,326	331,672
Samsung Life Insurance Co. Ltd.		13,817	1,509,526
Samsung SDI Co. Ltd.		10,778	1,846,780
Samsung SDS Co. Ltd.		6,949	1,589,752
Samsung Securities Co. Ltd.		12,729	440,970
Shinhan Financial Group Co. Ltd.		83,573	3,711,237
Shinsegae Co. Ltd.		1,411	550,078
SillaJen, Inc. (b)		10,410	817,500
SK C&C Co. Ltd.		6,451	1,770,987
SK Energy Co. Ltd.		12,673	2,325,321
SK Hynix, Inc.		114,840	9,061,307
SK Networks Co. Ltd.		27,926	146,550
SK Telecom Co. Ltd.		3,863	823,164
STX Pan Ocean Co. Ltd. (Korea) (b)		43,787	224,879
Woori Bank		95,874	1,436,868
Woori Investment & Securities Co. Ltd.		26,870	391,411
Yuhan Corp.		1,637	350,046

TOTAL KOREA (SOUTH)			158,341,873

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		131,180	4,450,612
Eurofins Scientific SA		2,242	1,212,391
Millicom International Cellular SA (depository receipt)		13,017	868,132
PLAY Communications SA (d)		23,760	200,649
RTL Group SA		7,675	632,564
SES SA (France) (depositary receipt)		71,784	1,109,585
Tenaris SA		92,512	1,733,790

TOTAL LUXEMBOURG			10,207,723

Malaysia - 0.6%
AirAsia Group BHD		300,900	294,105
Alliance Bank Malaysia Bhd		222,900	246,203
AMMB Holdings Bhd		318,100	314,334
Astro Malaysia Holdings Bhd (d)		299,300	145,022
Axiata Group Bhd		521,979	700,732
British American Tobacco (Malaysia) Bhd		30,700	191,518
Bumiputra-Commerce Holdings Bhd		927,871	1,691,865
Dialog Group Bhd		601,322	470,133
DiGi.com Bhd		593,900	697,454
Felda Global Ventures Holdings Bhd (d)		279,200	120,894
Gamuda Bhd		326,200	426,157
Genting Bhd		462,400	1,050,643
Genting Malaysia Bhd		610,800	795,651
Genting Plantations Bhd		48,500	122,471
Hap Seng Consolidated Bhd		125,000	311,186
Hartalega Holdings Bhd		254,700	379,262
Hong Leong Bank Bhd		124,800	601,986
Hong Leong Credit Bhd		45,600	225,232
IHH Healthcare Bhd (d)		397,000	613,661
IJM Corp. Bhd		551,500	417,724
IOI Corp. Bhd		421,200	511,980
IOI Properties Group Bhd		403,750	160,416
Kuala Lumpur Kepong Bhd		91,800	595,248
Malayan Banking Bhd		846,872	2,322,857
Malaysia Airports Holdings Bhd		159,402	365,374
Maxis Bhd		374,000	554,177
MISC Bhd		261,100	474,347
Nestle (Malaysia) BHD		11,200	393,630
Petronas Chemicals Group Bhd		460,600	990,053
Petronas Dagangan Bhd		47,700	327,602
Petronas Gas Bhd		144,600	654,586
PPB Group Bhd		90,900	445,013
Press Metal Bhd		252,200	307,853
Public Bank Bhd		575,900	3,486,533
RHB Capital Bhd		176,374	237,276
RHB Capital Bhd (b)(c)		46,292	0
SapuraKencana Petroleum Bhd		783,600	126,217
Sime Darby Bhd		455,285	308,488
Sime Darby Plantation Bhd		493,485	699,904
Sime Darby Property Bhd		481,285	182,447
SP Setia Bhd		308,677	250,064
Telekom Malaysia Bhd		213,826	287,763
Tenaga Nasional Bhd		664,200	2,675,882
UMW Holdings Bhd (b)		94,200	146,325
Westports Holdings Bhd		234,100	197,885
YTL Corp. Bhd		852,422	313,461
YTL Power International Bhd		525,587	122,796

TOTAL MALAYSIA			26,954,410

Malta - 0.0%
Brait SA		70,058	242,081
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,340,600	347,600
Mexico - 0.7%
Alfa SA de CV Series A		627,200	805,210
America Movil S.A.B. de CV Series L		6,646,700	6,151,966
Banco Santander Mexico SA		350,460	519,448
CEMEX S.A.B. de CV unit		2,852,494	1,784,520
Coca-Cola FEMSA S.A.B. de CV Series L		95,600	620,718
Compartamos S.A.B. de CV (a)		185,600	148,364
El Puerto de Liverpool S.A.B. de CV Class C		38,270	255,337
Embotelladoras Arca S.A.B. de CV		84,900	586,790
Fibra Uno Administracion SA de CV		634,500	1,050,712
Fomento Economico Mexicano S.A.B. de CV unit		386,400	3,735,066
Gruma S.A.B. de CV Series B		41,265	504,018
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		68,700	714,622
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		39,750	714,848
Grupo Bimbo S.A.B. de CV Series A		315,300	733,877
Grupo Carso SA de CV Series A1		86,700	311,529
Grupo Financiero Banorte S.A.B. de CV Series O		496,000	3,103,506
Grupo Financiero Inbursa S.A.B. de CV Series O		445,000	741,427
Grupo Lala S.A.B. de CV (a)		121,900	155,911
Grupo Mexico SA de CV Series B		760,824	2,529,157
Grupo Televisa SA de CV		480,600	1,724,831
Industrias Penoles SA de CV		28,485	597,876
Infraestructura Energetica Nova S.A.B. de CV		102,600	451,665
Kimberly-Clark de Mexico SA de CV Series A		292,000	529,914
Mexichem S.A.B. de CV		201,137	628,296
Promotora y Operadora de Infraestructura S.A.B. de CV		43,550	446,257
Wal-Mart de Mexico SA de CV Series V		1,022,800	2,842,197

TOTAL MEXICO			32,388,062

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		537,500	499,781
HKT Trust/HKT Ltd. unit		739,860	973,423

TOTAL MULTI-NATIONAL			1,473,204

Netherlands - 3.0%
ABN AMRO Group NV GDR		83,348	2,589,751
AEGON NV		346,478	2,548,934
AerCap Holdings NV (b)		26,470	1,379,881
Airbus Group NV		114,298	13,416,662
Akzo Nobel NV		49,670	4,492,614
Akzo Nobel NV rights (b)(e)		49,670	116,364
Altice NV:
Class A (a)(b)		89,808	860,893
Class B (b)		17,041	163,086
ASML Holding NV (Netherlands)		76,565	14,562,433
CNH Industrial NV		199,355	2,465,189
EXOR NV		21,017	1,561,893
Ferrari NV		24,396	3,006,455
Fiat Chrysler Automobiles NV		212,301	4,760,878
Heineken Holding NV		22,547	2,292,577
Heineken NV (Bearer)		50,810	5,356,567
ING Groep NV (Certificaten Van Aandelen)		764,043	12,874,523
Koninklijke Ahold Delhaize NV		251,982	6,087,391
Koninklijke Boskalis Westminster NV		18,343	544,250
Koninklijke DSM NV		35,905	3,721,059
Koninklijke KPN NV		654,153	2,035,878
Koninklijke Philips Electronics NV		185,075	7,833,527
NN Group NV		60,946	2,921,120
NXP Semiconductors NV (b)		66,830	7,010,467
QIAGEN NV (Germany) (b)		44,073	1,452,444
Randstad NV		23,184	1,494,480
RELX NV		190,622	4,054,887
Steinhoff International Holdings NV (South Africa)		576,137	88,746
STMicroelectronics NV (France)		124,363	2,715,503
Unilever NV (Certificaten Van Aandelen) (Bearer)		320,115	18,351,741
Vopak NV		13,683	675,815
Wolters Kluwer NV		57,636	3,120,223

TOTAL NETHERLANDS			134,556,231

New Zealand - 0.1%
Auckland International Airport Ltd.		193,675	869,401
Fisher & Paykel Healthcare Corp.		111,916	1,003,987
Fletcher Building Ltd.		175,937	781,110
Mercury Nz Ltd.		136,513	306,401
Meridian Energy Ltd.		258,545	534,822
Ryman Healthcare Group Ltd.		77,827	580,446
Spark New Zealand Ltd.		352,751	858,757

TOTAL NEW ZEALAND			4,934,924

Norway - 0.5%
DNB ASA		193,309	3,615,139
Gjensidige Forsikring ASA		38,520	610,765
Marine Harvest ASA		81,051	1,764,526
Norsk Hydro ASA		268,538	1,677,276
Orkla ASA		163,126	1,511,635
Schibsted ASA (B Shares)		18,451	496,792
Statoil ASA		229,023	5,856,739
Telenor ASA		148,630	3,289,762
Yara International ASA		34,693	1,466,029

TOTAL NORWAY			20,288,663

Pakistan - 0.0%
Habib Bank Ltd.		129,900	218,842
Lucky Cement Ltd.		26,450	151,326
MCB Bank Ltd.		74,000	133,728
Oil & Gas Development Co. Ltd.		126,500	182,498
United Bank Ltd.		90,100	156,780

TOTAL PAKISTAN			843,174

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		277,710	1,633,788
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		35,796	570,946
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		373,800	502,991
Aboitiz Power Corp.		295,900	217,222
Alliance Global Group, Inc. (b)		783,100	197,543
Ayala Corp.		50,640	943,395
Ayala Land, Inc.		1,456,400	1,146,176
Bank of the Philippine Islands (BPI)		170,906	346,449
BDO Unibank, Inc.		397,304	1,009,279
DMCI Holdings, Inc.		844,450	179,771
Globe Telecom, Inc.		6,890	205,445
GT Capital Holdings, Inc.		16,475	334,425
International Container Terminal Services, Inc.		106,740	174,363
JG Summit Holdings, Inc.		545,300	672,753
Jollibee Food Corp.		82,060	451,657
Manila Electric Co.		42,530	264,426
Megaworld Corp.		2,361,100	205,201
Metro Pacific Investments Corp.		2,677,200	263,713
Metropolitan Bank & Trust Co.		158,120	259,375
Philippine Long Distance Telephone Co.		16,375	458,975
Robinsons Land Corp.		380,806	131,532
Security Bank Corp.		43,910	177,089
SM Investments Corp.		46,153	835,862
SM Prime Holdings, Inc.		1,716,500	1,132,916
Universal Robina Corp.		167,420	455,060

TOTAL PHILIPPINES			10,565,618

Poland - 0.3%
Alior Bank SA (b)		17,300	350,204
Bank Handlowy w Warszawie SA		6,306	149,123
Bank Millennium SA (b)		116,377	283,495
Bank Polska Kasa Opieki SA		31,425	1,046,649
Bank Zachodni WBK SA		6,651	703,785
BRE Bank SA		2,838	347,205
CD Projekt RED SA		12,859	457,228
Cyfrowy Polsat SA		41,525	303,583
Dino Polska SA (b)(d)		9,430	255,239
Grupa Lotos SA		17,638	277,999
Jastrzebska Spolka Weglowa SA (b)		10,000	235,965
KGHM Polska Miedz SA (Bearer)		28,106	749,846
LPP SA		248	647,937
NG2 SA		5,491	405,194
Polish Oil & Gas Co. SA		331,662	583,977
Polska Grupa Energetyczna SA (b)		160,952	480,125
Polski Koncern Naftowy Orlen SA		58,978	1,507,280
Powszechna Kasa Oszczednosci Bank SA (b)		183,495	2,187,396
Powszechny Zaklad Ubezpieczen SA		119,278	1,458,584
Tauron Polska Energia SA (b)		183,497	122,859
Telekomunikacja Polska SA (b)		134,004	201,205
Zaklady Azotowe w Tarnowie-Moscicach SA		8,499	129,549

TOTAL POLAND			12,884,427

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		462,398	1,717,613
Galp Energia SGPS SA Class B		101,554	1,951,762
Jeronimo Martins SGPS SA		48,341	848,796

TOTAL PORTUGAL			4,518,172

Qatar - 0.1%
Barwa Real Estate Co.		18,460	179,226
Doha Bank		30,003	223,230
Ezdan Holding Group (b)		157,953	486,310
Industries Qatar QSC (b)		31,795	978,039
Masraf al Rayan		72,989	713,251
Qatar Electricity & Water Co.		5,568	302,792
Qatar Gas Transport Co. Ltd. (Nakilat)		56,297	227,136
Qatar Insurance Co. SAQ		34,095	341,605
Qatar Islamic Bank		11,674	343,102
Qatar National Bank SAQ		47,216	1,958,148
Qatar Telecom (Qtel) Q.S.C. (b)		15,850	344,773
The Commercial Bank of Qatar		39,983	396,975

TOTAL QATAR			6,494,587

Russia - 0.8%
Alrosa Co. Ltd.		523,901	745,512
Gazprom OAO		1,502,032	3,480,750
Gazprom OAO sponsored ADR (Reg. S)		300,704	1,391,658
Inter Rao Ues JSC		5,981,000	379,912
Lukoil PJSC		57,028	3,767,415
Lukoil PJSC sponsored ADR		26,871	1,794,983
Magnit OJSC GDR (Reg. S)		71,120	1,350,569
Magnitogorsk Iron & Steel Works PJSC		420,400	324,984
MMC Norilsk Nickel PJSC		9,058	1,547,205
MMC Norilsk Nickel PJSC sponsored ADR		33,213	571,098
Mobile TeleSystems OJSC sponsored ADR		100,626	1,056,573
Moscow Exchange MICEX-RTS OAO		282,805	542,280
NOVATEK OAO GDR (Reg. S)		17,831	2,264,537
Novolipetsk Steel OJSC		228,240	584,115
PhosAgro OJSC GDR (Reg. S)		22,289	321,407
Polyus PJSC		5,052	320,501
Rosneft Oil Co. OJSC		176,573	1,073,921
Rosneft Oil Co. OJSC GDR (Reg. S)		57,870	352,660
RusHydro PJSC		13,548,000	160,280
RusHydro PJSC ADR		68,343	77,638
Sberbank of Russia		2,123,846	7,570,439
Severstal PAO		28,843	463,476
Severstal PAO GDR (Reg. S)		14,614	233,386
Surgutneftegas OJSC		649,900	303,832
Surgutneftegas OJSC sponsored ADR		72,932	342,635
Tatneft PAO		226,331	2,411,837
Tatneft PAO sponsored ADR		11,837	763,487
VTB Bank OJSC (b)		992,480,334	850,596

TOTAL RUSSIA			35,047,686

Singapore - 0.9%
Ascendas Real Estate Investment Trust		491,600	986,195
CapitaCommercial Trust (REIT)		509,046	695,457
CapitaLand Ltd.		502,400	1,416,692
CapitaMall Trust		471,500	744,578
City Developments Ltd.		78,900	749,779
ComfortDelgro Corp. Ltd.		445,500	751,910
DBS Group Holdings Ltd.		353,629	8,158,959
Hutchison Port Holdings Trust		1,054,000	351,405
Jardine Cycle & Carriage Ltd.		19,300	496,566
Keppel Corp. Ltd.		290,800	1,783,523
Oversea-Chinese Banking Corp. Ltd.		620,994	6,413,992
Sembcorp Industries Ltd.		203,100	467,825
Singapore Airlines Ltd.		107,300	875,500
Singapore Airport Terminal Service Ltd.		132,600	551,006
Singapore Exchange Ltd.		160,700	931,903
Singapore Press Holdings Ltd.		310,500	634,487
Singapore Technologies Engineering Ltd.		316,400	827,966
Singapore Telecommunications Ltd.		1,601,700	4,236,650
StarHub Ltd.		126,400	215,628
Suntec (REIT)		505,300	742,744
United Overseas Bank Ltd.		264,353	5,986,070
UOL Group Ltd.		97,077	641,157
Wilmar International Ltd.		303,800	743,225
Yangzijiang Shipbuilding Holdings Ltd.		470,400	410,774

TOTAL SINGAPORE			39,813,991

South Africa - 1.6%
Anglo American Platinum Ltd.		10,251	275,087
AngloGold Ashanti Ltd.		78,144	698,503
Aspen Pharmacare Holdings Ltd.		76,543	1,650,395
Barclays Africa Group Ltd.		140,949	2,064,519
Bidcorp Ltd.		66,286	1,523,798
Bidvest Group Ltd.		67,521	1,322,680
Capitec Bank Holdings Ltd.		7,763	552,679
Coronation Fund Managers Ltd.		43,671	259,335
Discovery Ltd.		72,036	1,000,210
Exxaro Resources Ltd.		48,151	427,098
FirstRand Ltd.		666,576	3,569,866
Fortress (REIT) Ltd.:
Class A		214,018	294,536
Class B		145,291	202,480
Foschini Ltd.		45,861	789,060
Gold Fields Ltd.		156,596	594,525
Growthpoint Properties Ltd.		574,344	1,328,760
Hyprop Investments Ltd.		51,417	469,415
Imperial Holdings Ltd.		28,874	555,423
Investec Ltd.		53,474	421,821
Kumba Iron Ore Ltd.		12,325	263,292
Liberty Holdings Ltd.		24,831	261,631
Life Healthcare Group Holdings Ltd.		254,676	600,343
MMI Holdings Ltd.		180,265	320,904
Mondi Ltd.		22,657	661,015
Mr Price Group Ltd.		48,866	1,072,309
MTN Group Ltd.		331,301	3,325,169
Naspers Ltd. Class N		86,249	21,011,944
Nedbank Group Ltd.		45,301	1,080,339
Netcare Ltd.		197,069	490,719
Pick 'n Pay Stores Ltd.		69,970	452,966
Pioneer Foods Ltd.		24,540	238,663
PSG Group Ltd.		28,782	517,858
Rand Merchant Insurance Holdings Ltd.		131,214	434,548
Redefine Properties Ltd.		1,022,296	982,441
Remgro Ltd.		104,507	1,881,505
Resilient Property Income Fund Ltd.		56,772	308,898
RMB Holdings Ltd.		143,673	901,156
Sanlam Ltd.		275,585	1,740,876
Sappi Ltd.		106,648	680,593
Sasol Ltd.		109,968	3,931,066
Shoprite Holdings Ltd.		87,003	1,730,996
Sibanye-Stillwater		343,722	301,293
Spar Group Ltd.		36,822	619,008
Standard Bank Group Ltd.		255,968	4,390,005
Telkom SA Ltd.		55,360	252,821
Tiger Brands Ltd.		33,118	1,035,050
Truworths International Ltd.		90,418	739,220
Vodacom Group Ltd.		118,722	1,484,252
Woolworths Holdings Ltd.		201,527	1,035,674

TOTAL SOUTH AFRICA			70,746,744

Spain - 2.1%
Abertis Infraestructuras SA		137,199	3,025,344
ACS Actividades de Construccion y Servicios SA		46,974	1,979,709
Aena Sme SA (d)		13,391	2,766,853
Amadeus IT Holding SA Class A		86,205	6,318,940
Banco Bilbao Vizcaya Argentaria SA		1,308,971	10,592,270
Banco de Sabadell SA		1,044,630	2,051,822
Banco Santander SA (Spain)		3,170,373	20,570,759
Bankia SA		236,899	1,043,331
Bankinter SA		130,807	1,371,115
CaixaBank SA		710,787	3,456,468
Enagas SA		44,465	1,296,220
Endesa SA		62,286	1,456,945
Ferrovial SA		94,907	2,032,603
Gamesa Corporacion Tecnologica SA (a)		48,445	834,534
Gas Natural SDG SA		67,773	1,711,330
Grifols SA		59,691	1,683,135
Iberdrola SA		1,139,452	8,828,430
Inditex SA		214,223	6,669,175
International Consolidated Airlines Group SA		98,034	849,063
International Consolidated Airlines Group SA CDI		20,429	177,241
MAPFRE SA (Reg.)		220,388	767,549
Red Electrica Corporacion SA		86,490	1,801,623
Repsol SA		248,059	4,747,963
Telefonica SA		917,706	9,351,871

TOTAL SPAIN			95,384,293

Sweden - 1.7%
Alfa Laval AB		56,789	1,411,837
ASSA ABLOY AB (B Shares)		197,449	4,153,427
Atlas Copco AB:
(A Shares)		131,608	5,171,648
(B Shares)		76,816	2,739,591
Boliden AB		54,309	1,890,379
Electrolux AB (B Shares)		46,894	1,238,668
Essity AB Class B		119,857	3,052,321
Getinge AB (B Shares)		45,574	425,000
H&M Hennes & Mauritz AB (B Shares) (a)		188,181	3,233,775
Hexagon AB (B Shares)		50,314	2,918,869
Husqvarna AB (B Shares)		83,005	800,414
ICA Gruppen AB (a)		15,877	494,080
Industrivarden AB (C Shares)		32,774	692,971
Investor AB (B Shares)		89,802	3,928,802
Kinnevik AB (B Shares)		45,601	1,651,325
Lundbergfoeretagen AB		7,611	517,155
Lundin Petroleum AB		36,413	1,007,146
Nordea Bank AB		597,099	6,094,649
Sandvik AB		222,683	3,814,524
Securitas AB (B Shares)		62,976	1,021,234
Skandinaviska Enskilda Banken AB (A Shares)		300,301	2,829,259
Skanska AB (B Shares)		66,704	1,304,882
SKF AB (B Shares)		72,891	1,482,101
Svenska Handelsbanken AB (A Shares)		301,477	3,362,151
Swedbank AB (A Shares)		178,474	3,891,855
Swedish Match Co. AB		35,230	1,585,152
Tele2 AB (B Shares)		72,098	938,621
Telefonaktiebolaget LM Ericsson (B Shares)		606,687	4,625,060
TeliaSonera AB		545,802	2,691,409
Volvo AB (B Shares)		307,168	5,233,676

TOTAL SWEDEN			74,201,981

Switzerland - 5.0%
ABB Ltd. (Reg.)		362,958	8,462,576
Adecco SA (Reg.)		31,793	2,115,470
Baloise Holdings AG		9,384	1,493,296
Barry Callebaut AG		436	786,208
Clariant AG (Reg.)		45,082	1,046,758
Coca-Cola HBC AG		36,000	1,211,276
Compagnie Financiere Richemont SA Series A		102,479	9,741,525
Credit Suisse Group AG		478,410	8,068,979
Dufry AG		6,938	986,092
Ems-Chemie Holding AG		1,630	1,011,554
Galenica AG		9,581	1,520,295
Geberit AG (Reg.)		7,334	3,142,297
Givaudan SA		1,825	4,086,453
Julius Baer Group Ltd.		43,644	2,590,200
Kuehne & Nagel International AG		10,757	1,682,477
Lafargeholcim Ltd. (Reg.)		89,860	5,019,828
Lindt & Spruengli AG		20	1,521,695
Lindt & Spruengli AG (participation certificate)		205	1,319,778
Lonza Group AG		14,789	3,644,272
Nestle SA (Reg. S)		612,021	47,413,324
Novartis AG		437,517	33,677,572
Pargesa Holding SA		8,018	753,660
Partners Group Holding AG		3,385	2,481,536
Roche Holding AG (participation certificate)		138,178	30,701,420
Schindler Holding AG:
(participation certificate)		8,130	1,686,708
(Reg.)		3,929	789,368
SGS SA (Reg.)		1,058	2,580,410
Sika AG		428	3,122,543
Sonova Holding AG Class B		10,488	1,737,770
Straumann Holding AG		1,996	1,364,571
Swatch Group AG (Bearer)		6,081	2,936,184
Swatch Group AG (Bearer) (Reg.)		11,122	994,920
Swiss Life Holding AG		6,363	2,237,644
Swiss Prime Site AG		14,124	1,326,174
Swiss Re Ltd.		61,762	5,899,486
Swisscom AG		5,146	2,476,934
UBS Group AG		720,324	12,189,539
Zurich Insurance Group AG		29,664	9,475,736

TOTAL SWITZERLAND			223,296,528

Taiwan - 2.7%
Acer, Inc.		558,288	425,020
Advantech Co. Ltd.		65,591	449,484
ASE Industrial Holding Co. Ltd.		683,840	1,841,590
Asia Cement Corp.		449,466	478,810
Asia Pacific Telecom Co. Ltd. (b)		441,000	130,538
ASUSTeK Computer, Inc.		139,000	1,296,741
AU Optronics Corp.		1,780,000	732,694
Catcher Technology Co. Ltd.		129,000	1,428,099
Cathay Financial Holding Co. Ltd.		1,622,285	2,904,830
Chang Hwa Commercial Bank		912,327	524,240
Cheng Shin Rubber Industry Co. Ltd.		370,899	597,006
Chicony Electronics Co. Ltd.		102,874	253,004
China Airlines Ltd. (b)		590,490	215,016
China Development Finance Holding Corp.		2,596,800	980,106
China Life Insurance Co. Ltd.		527,071	570,040
China Steel Corp.		2,455,426	1,939,554
Chinatrust Financial Holding Co. Ltd.		3,435,579	2,445,789
Chunghwa Telecom Co. Ltd.		755,000	2,867,738
Compal Electronics, Inc.		799,000	519,509
Delta Electronics, Inc.		382,621	1,384,739
E.SUN Financial Holdings Co. Ltd.		1,771,963	1,250,831
ECLAT Textile Co. Ltd.		33,941	408,754
EVA Airways Corp.		454,539	243,650
Evergreen Marine Corp. (Taiwan) (b)		433,450	218,854
Far Eastern Textile Ltd.		620,664	591,338
Far EasTone Telecommunications Co. Ltd.		307,000	810,800
Feng Tay Enterprise Co. Ltd.		64,436	291,674
First Financial Holding Co. Ltd.		1,880,651	1,290,672
Formosa Chemicals & Fibre Corp.		574,590	2,107,391
Formosa Petrochemical Corp.		256,000	1,042,718
Formosa Plastics Corp.		806,480	2,825,120
Formosa Taffeta Co. Ltd.		149,000	168,171
Foxconn Technology Co. Ltd.		174,535	432,583
Fubon Financial Holding Co. Ltd.		1,300,398	2,220,855
Giant Manufacturing Co. Ltd.		57,000	288,975
GlobalWafers Co. Ltd.		41,000	660,263
Highwealth Construction Corp.		176,480	271,225
HIWIN Technologies Corp.		39,624	595,836
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,077,488	8,544,509
Hotai Motor Co. Ltd.		52,000	508,794
HTC Corp. (b)		125,000	252,975
Hua Nan Financial Holdings Co. Ltd.		1,394,382	841,735
Innolux Corp.		1,835,427	681,801
Inventec Corp.		476,280	360,211
Largan Precision Co. Ltd.		20,000	2,322,045
Lite-On Technology Corp.		401,910	529,426
Macronix International Co. Ltd. (b)		344,000	545,509
MediaTek, Inc.		292,970	3,326,223
Mega Financial Holding Co. Ltd.		2,247,246	1,980,371
Micro-Star International Co. Ltd.		129,000	402,173
Nan Ya Plastics Corp.		929,780	2,542,144
Nanya Technology Corp.		197,000	612,151
Nien Made Enterprise Co. Ltd.		29,000	257,138
Novatek Microelectronics Corp.		109,000	456,720
Pegatron Corp.		392,000	912,319
Phison Electronics Corp.		29,000	262,067
Pou Chen Corp.		419,000	523,062
Powertech Technology, Inc.		144,000	411,488
President Chain Store Corp.		116,000	1,138,199
Quanta Computer, Inc.		539,000	978,232
Realtek Semiconductor Corp.		85,090	321,215
Ruentex Development Co. Ltd.		177,824	212,554
Ruentex Industries Ltd.		123,015	237,932
Shin Kong Financial Holding Co. Ltd.		1,564,331	634,653
Sinopac Holdings Co.		2,029,995	729,232
Standard Foods Corp.		112,986	252,944
Synnex Technology International Corp.		269,500	386,371
TaiMed Biologics, Inc. (b)		36,000	373,524
Taishin Financial Holdings Co. Ltd.		1,830,714	888,006
Taiwan Business Bank		752,009	230,689
Taiwan Cement Corp.		770,000	1,056,279
Taiwan Cooperative Financial Holding Co. Ltd.		1,542,100	894,469
Taiwan High Speed Rail Corp.		327,000	250,724
Taiwan Mobile Co. Ltd.		326,600	1,203,967
Taiwan Semiconductor Manufacturing Co. Ltd.		4,826,000	36,696,179
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		4,998	192,173
TECO Electric & Machinery Co. Ltd.		363,000	294,112
Unified-President Enterprises Corp.		946,080	2,272,865
United Microelectronics Corp.		2,372,000	1,276,888
Vanguard International Semiconductor Corp.		170,000	343,982
Win Semiconductors Corp.		65,000	486,525
Winbond Electronics Corp.		569,000	347,640
Wistron Corp.		496,213	393,891
WPG Holding Co. Ltd.		311,000	417,753
Yageo Corp.		40,000	836,954
Yuanta Financial Holding Co. Ltd.		2,123,372	1,011,589

TOTAL TAIWAN			118,336,659

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		206,400	1,358,546
Airports of Thailand PCL (For. Reg.)		843,500	1,897,346
Bangkok Bank PCL (For. Reg.)		48,000	305,783
Bangkok Dusit Medical Services PCL (For. Reg.)		742,900	529,038
Bangkok Expressway and Metro PCL		1,410,000	345,434
Banpu PCL (For. Reg.)		391,500	238,964
Berli Jucker PCL (For. Reg)		229,100	432,385
BTS Group Holdings PCL		1,132,400	319,106
Bumrungrad Hospital PCL (For. Reg.)		68,300	409,933
C.P. ALL PCL (For. Reg.)		983,000	2,703,742
Central Pattana PCL (For. Reg.)		256,700	654,859
Charoen Pokphand Foods PCL (For. Reg.)		571,800	441,180
Delta Electronics PCL (For. Reg.)		108,400	230,660
Electricity Generating PCL (For. Reg.)		25,100	176,916
Energy Absolute PCL		215,200	243,267
Glow Energy PCL (For. Reg.)		98,700	268,773
Home Product Center PCL (For. Reg.)		750,367	354,903
Indorama Ventures PCL (For. Reg.)		301,800	572,641
IRPC PCL (For. Reg.)		1,915,800	426,192
Kasikornbank PCL		174,400	1,105,359
Kasikornbank PCL (For. Reg.)		195,200	1,237,191
KCE Electronics PCL		57,200	123,765
Krung Thai Bank PCL (For. Reg.)		672,155	385,990
Minor International PCL (For. Reg.)		430,970	547,308
PTT Exploration and Production PCL (For. Reg.)		281,644	1,193,156
PTT Global Chemical PCL (For. Reg.)		447,239	1,381,803
PTT PCL (For. Reg.)		2,084,000	3,707,302
Robinsons Department Store PCL (For. Reg.)		112,300	233,403
Siam Cement PCL (For. Reg.)		81,700	1,208,111
Siam Commercial Bank PCL (For. Reg.)		360,800	1,494,007
Thai Oil PCL (For. Reg.)		214,800	639,245
Thai Union Frozen Products PCL (For. Reg.)		377,200	214,499
TMB PCL (For. Reg.)		2,093,400	155,904
True Corp. PCL (For. Reg.)		1,895,812	455,923

TOTAL THAILAND			25,992,634

Turkey - 0.2%
Akbank T.A.S.		440,675	917,779
Anadolu Efes Biracilik Ve Malt Sanayii A/S		39,807	261,062
Arcelik A/S		46,392	206,486
Aselsan A/S		38,256	237,328
Bim Birlesik Magazalar A/S JSC		43,707	741,882
Coca-Cola Icecek Sanayi A/S		14,842	131,317
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		380,688	227,732
Eregli Demir ve Celik Fabrikalari T.A.S.		286,516	716,625
Ford Otomotiv Sanayi A/S		14,785	204,372
Haci Omer Sabanci Holding A/S		174,806	413,981
Koc Holding A/S		145,645	491,925
Petkim Petrokimya Holding A/S		128,774	227,616
TAV Havalimanlari Holding A/S		30,938	165,882
Tofas Turk Otomobil Fabrikasi A/S		23,666	145,768
Tupras Turkiye Petrol Rafinerileri A/S		23,954	610,334
Turk Hava Yollari AO (b)		106,091	436,420
Turk Sise ve Cam Fabrikalari A/S		142,895	158,651
Turk Telekomunikasyon (b)		98,064	151,607
Turkcell Iletisim Hizmet A/S		225,428	774,716
Turkiye Garanti Bankasi A/S		461,557	1,046,488
Turkiye Halk Bankasi A/S		118,556	241,367
Turkiye Is Bankasi A/S Series C		300,020	454,967
Turkiye Vakiflar Bankasi TAO		146,943	215,960
Ulker Biskuvi Sanayi A/S		29,143	152,814
Yapi ve Kredi Bankasi A/S (b)		163,482	160,178

TOTAL TURKEY			9,493,257

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		414,560	793,422
Aldar Properties PJSC		618,377	353,536
Damac Properties Dubai Co. PJSC (b)		357,558	269,642
DP World Ltd.		35,551	791,010
Dubai Investments Ltd.		322,591	166,866
Dubai Islamic Bank Pakistan Ltd.		248,627	372,282
Dubai Parks and Resorts PJSC (b)		531,681	55,873
Emaar Malls Group PJSC (b)		382,642	231,263
Emaar Properties PJSC		727,404	1,146,610
Emirates Telecommunications Corp.		355,939	1,661,885
National Bank of Abu Dhabi PJSC		282,944	955,176

TOTAL UNITED ARAB EMIRATES			6,797,565

United Kingdom - 10.9%
3i Group PLC		190,173	2,465,214
Admiral Group PLC		40,049	1,098,850
Anglo American PLC (United Kingdom)		262,860	6,185,966
Antofagasta PLC		77,715	1,040,373
Ashtead Group PLC		97,322	2,723,878
Associated British Foods PLC		69,262	2,578,345
AstraZeneca PLC (United Kingdom)		249,093	17,437,101
Auto Trader Group PLC (d)		189,018	918,462
Aviva PLC		785,960	5,710,528
Babcock International Group PLC		51,554	522,230
BAE Systems PLC		627,190	5,262,266
Barclays PLC		3,353,896	9,562,308
Barratt Developments PLC		203,060	1,559,904
Berkeley Group Holdings PLC		25,321	1,419,476
BHP Billiton PLC		415,987	8,869,853
BP PLC		3,861,185	28,680,751
BP PLC sponsored ADR		5,396	240,608
British American Tobacco PLC (United Kingdom)		451,223	24,748,458
British Land Co. PLC		190,246	1,761,094
BT Group PLC		1,658,563	5,692,754
Bunzl PLC		66,826	1,942,106
Burberry Group PLC		83,055	2,085,023
Capita Group PLC		129,326	341,042
Carnival PLC		36,792	2,391,309
Centrica PLC		1,100,037	2,329,179
Cobham PLC (b)		462,063	732,177
Coca-Cola European Partners PLC		43,604	1,709,277
Compass Group PLC		310,706	6,672,884
ConvaTec Group PLC (d)		260,306	778,365
Croda International PLC		26,295	1,614,897
Diageo PLC		489,293	17,455,377
Direct Line Insurance Group PLC		267,347	1,377,636
easyJet PLC		30,818	674,592
Fresnillo PLC		43,237	758,936
G4S PLC (United Kingdom)		305,309	1,088,206
GKN PLC		339,879	2,158,115
GlaxoSmithKline PLC		967,826	19,411,848
Hammerson PLC		158,135	1,195,197
Hargreaves Lansdown PLC		51,258	1,262,794
HSBC Holdings PLC (United Kingdom)		3,930,089	39,127,903
IMI PLC		52,781	793,487
Imperial Tobacco Group PLC		188,315	6,752,251
InterContinental Hotel Group PLC		35,353	2,233,488
Intertek Group PLC		31,635	2,134,479
Investec PLC		132,460	1,052,933
ITV PLC		728,409	1,520,747
J Sainsbury PLC		327,067	1,391,344
John Wood Group PLC		133,428	1,044,463
Johnson Matthey PLC		38,723	1,756,030
Kingfisher PLC		420,282	1,752,758
Land Securities Group PLC		146,848	1,998,205
Legal & General Group PLC		1,170,646	4,351,397
Lloyds Banking Group PLC		14,135,181	12,537,168
London Stock Exchange Group PLC		61,792	3,657,969
Marks & Spencer Group PLC		320,710	1,268,102
Mediclinic International PLC		14,885	138,152
Mediclinic International PLC		56,493	521,863
Meggitt PLC		148,210	963,888
Melrose Industries PLC		378,500	1,188,065
Merlin Entertainments PLC (d)		140,576	711,807
Micro Focus International PLC		84,961	1,464,994
Mondi PLC		72,940	2,034,438
National Grid PLC		664,623	7,711,506
Next PLC		29,134	2,108,117
Old Mutual PLC		976,176	3,381,256
Pearson PLC		160,156	1,836,131
Persimmon PLC		60,585	2,264,510
Prudential PLC		508,072	13,064,593
Reckitt Benckiser Group PLC		131,496	10,315,609
RELX PLC		209,449	4,482,377
Rio Tinto PLC		238,433	12,996,016
Rolls-Royce Holdings PLC		326,876	3,780,086
Royal Bank of Scotland Group PLC (b)		698,079	2,585,126
Royal Dutch Shell PLC:
Class A		14,363	502,615
Class A (United Kingdom)		873,958	30,406,062
Class A sponsored ADR		2,832	197,957
Class B (United Kingdom)		736,679	26,298,604
Royal Mail PLC		177,500	1,420,245
RSA Insurance Group PLC		203,803	1,844,504
Sage Group PLC		212,288	1,856,416
Schroders PLC		24,475	1,112,263
Scottish & Southern Energy PLC		200,364	3,802,629
Segro PLC		195,060	1,735,300
Severn Trent PLC		47,402	1,266,012
SKY PLC		203,504	3,860,659
Smith & Nephew PLC		173,434	3,321,442
Smiths Group PLC		76,435	1,681,018
St. James's Place Capital PLC		105,673	1,653,380
Standard Chartered PLC (United Kingdom)		648,928	6,852,218
Standard Life PLC		521,830	2,624,327
Taylor Wimpey PLC		654,338	1,727,336
Tesco PLC		1,915,596	6,204,498
The Weir Group PLC		43,998	1,293,819
Travis Perkins PLC		48,142	841,056
Unilever PLC		242,149	13,582,637
United Utilities Group PLC		132,013	1,350,709
Vodafone Group PLC		5,214,133	15,215,962
Vodafone Group PLC sponsored ADR		2,705	79,554
Whitbread PLC		36,433	2,147,235
WM Morrison Supermarkets PLC		434,508	1,454,193

TOTAL UNITED KINGDOM			483,711,287

United States of America - 0.1%
Southern Copper Corp.		16,906	892,806
Yum China Holdings, Inc.		75,136	3,212,815

TOTAL UNITED STATES OF AMERICA			4,105,621

TOTAL COMMON STOCKS
(Cost $3,790,719,138)			4,228,359,299

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)		664,190	6,554,307
Braskem SA (PN-A)		33,200	432,627
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		41,200	268,143
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		30,400	683,202
Companhia Energetica de Minas Gerais (CEMIG) (PN)		184,507	445,572
Gerdau SA		209,200	994,285
Itau Unibanco Holding SA		638,881	9,302,729
Itausa-Investimentos Itau SA (PN)		793,179	3,081,516
Lojas Americanas SA (PN)		141,336	804,879
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		774,800	5,080,257
Telefonica Brasil SA		88,600	1,242,808

TOTAL BRAZIL			28,890,325

Chile - 0.0%
Embotelladora Andina SA Class B		50,951	253,351
Sociedad Quimica y Minera de Chile SA (PN-B)		18,413	1,005,696

TOTAL CHILE			1,259,047

Colombia - 0.0%
Bancolombia SA (PN)		90,830	1,076,784
Grupo Aval Acciones y Valores SA		670,206	294,666
Grupo de Inversiones Suramerica SA (b)		21,002	272,903

TOTAL COLOMBIA			1,644,353

France - 0.0%
Air Liquide SA (b)		8,120	1,055,408
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		10,885	1,054,207
Fuchs Petrolub AG		13,737	738,865
Henkel AG & Co. KGaA		35,067	4,463,364
Porsche Automobil Holding SE (Germany)		29,850	2,552,118
Volkswagen AG		36,620	7,599,162

TOTAL GERMANY			16,407,716

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,245,504	1,072,402
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,715	285,853
Hyundai Motor Co.		5,335	513,113
Hyundai Motor Co. Series 2		7,593	815,365
LG Chemical Ltd.		1,794	345,089
LG Household & Health Care Ltd.		378	271,784
Samsung Electronics Co. Ltd.		3,418	6,747,132

TOTAL KOREA (SOUTH)			8,978,336

Russia - 0.0%
AK Transneft OAO		90	246,465
Surgutneftegas OJSC		1,409,133	693,461

TOTAL RUSSIA			939,926

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		23,208,196	31,951
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $49,471,543)			60,279,464
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	14,432
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.74% (g)		130,602,579	130,628,700
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)		60,509,250	60,515,301
TOTAL MONEY MARKET FUNDS
(Cost $191,144,001)			191,144,001
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,031,348,641)			4,479,797,196
NET OTHER ASSETS (LIABILITIES) - (0.7)%(i)			(31,543,352)
NET ASSETS - 100%			$4,448,253,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,085	June 2018	$109,937,625	$997,823	$997,823
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	692	June 2018	39,866,120	(715,479)	(715,479)
TME S&P/TSX 60 Index Contracts (Canada)	69	June 2018	9,887,161	164,453	164,453
TOTAL FUTURES CONTRACTS					$446,797

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $87,810,540.

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,704,883 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $7,279,843 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$621,320
Fidelity Securities Lending Cash Central Fund	210,938
Total	$832,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$489,897,770	$297,604,395	$192,293,375	$--
Consumer Staples	400,399,888	192,004,588	208,382,965	12,335
Energy	305,319,981	117,454,648	187,865,333	--
Financials	990,849,595	446,377,451	544,472,143	1
Health Care	325,516,875	95,587,540	229,929,335	--
Industrials	503,258,501	346,568,515	156,195,018	494,968
Information Technology	494,840,604	273,808,896	220,721,044	310,664
Materials	346,429,281	201,385,127	145,044,154	--
Real Estate	137,222,136	57,248,822	79,973,314	--
Telecommunication Services	169,943,681	36,210,359	133,733,322	--
Utilities	124,960,451	73,991,246	50,969,205	--
Corporate Bonds	14,432	--	14,432	--
Money Market Funds	191,144,001	191,144,001	--	--
Total Investments in Securities:	$4,479,797,196	$2,329,385,588	$2,149,593,640	$817,968
Derivative Instruments:
Assets
Futures Contracts	$1,162,276	$1,162,276	$--	$--
Total Assets	$1,162,276	$1,162,276	$--	$--
Liabilities
Futures Contracts	$(715,479)	$(715,479)	$--	$--
Total Liabilities	$(715,479)	$(715,479)	$--	$--
Total Derivative Instruments:	$446,797	$446,797	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$618,342,862
Level 2 to Level 1	$439,411,959

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,162,276	$(715,479)
Total Equity Risk	1,162,276	(715,479)
Total Value of Derivatives	$1,162,276	$(715,479)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,106,952) — See accompanying schedule: Unaffiliated issuers (cost $3,840,204,640)	$4,288,653,195
Fidelity Central Funds (cost $191,144,001)	191,144,001
Total Investment in Securities (cost $4,031,348,641)		$4,479,797,196
Segregated cash with brokers for derivative instruments		7,279,843
Foreign currency held at value (cost $9,069,785)		8,999,647
Receivable for investments sold
Regular delivery		1,019,627
Delayed delivery		1,337,964
Receivable for fund shares sold		4,391,978
Dividends receivable		17,704,418
Interest receivable		60
Distributions receivable from Fidelity Central Funds		207,871
Other receivables		360,322
Total assets		4,521,098,926
Liabilities
Payable to custodian bank	$361,684
Payable for investments purchased
Regular delivery	717,344
Delayed delivery	116,364
Payable for fund shares redeemed	8,886,961
Accrued management fee	224,180
Payable for daily variation margin on futures contracts	842,150
Other affiliated payables	75,838
Other payables and accrued expenses	1,105,038
Collateral on securities loaned	60,515,523
Total liabilities		72,845,082
Net Assets		$4,448,253,844
Net Assets consist of:
Paid in capital		$3,930,107,724
Undistributed net investment income		40,896,691
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,752,978
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,496,451
Net Assets		$4,448,253,844
Investor Class:
Net Asset Value, offering price and redemption price per share ($37,616,268 ÷ 2,771,615 shares)		$13.57
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,745,019,751 ÷ 128,561,149 shares)		$13.57
Institutional Class:
Net Asset Value, offering price and redemption price per share ($735,343,795 ÷ 54,158,548 shares)		$13.58
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,930,274,030 ÷ 142,110,544 shares)		$13.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$56,314,033
Interest		36,191
Income from Fidelity Central Funds		832,258
Income before foreign taxes withheld		57,182,482
Less foreign taxes withheld		(5,423,573)
Total income		51,758,909
Expenses
Management fee	$1,146,783
Transfer agent fees	441,960
Independent trustees' fees and expenses	6,996
Legal	453
Miscellaneous	5,068
Total expenses before reductions	1,601,260
Expense reductions	(1,164)	1,600,096
Net investment income (loss)		50,158,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,020)	(3,249,433)
Redemptions in-kind with affiliated entities	62,615,780
Fidelity Central Funds	1,393
Foreign currency transactions	191,924
Futures contracts	2,333,284
Total net realized gain (loss)		61,892,948
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $56,544)	(33,746,089)
Fidelity Central Funds	(751)
Assets and liabilities in foreign currencies	(269,909)
Futures contracts	(861,101)
Total change in net unrealized appreciation (depreciation)		(34,877,850)
Net gain (loss)		27,015,098
Net increase (decrease) in net assets resulting from operations		$77,173,911

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,158,813	$69,087,197
Net realized gain (loss)	61,892,948	(12,914,287)
Change in net unrealized appreciation (depreciation)	(34,877,850)	500,936,477
Net increase (decrease) in net assets resulting from operations	77,173,911	557,109,387
Distributions to shareholders from net investment income	(65,410,878)	(36,723,329)
Distributions to shareholders from net realized gain	(7,025,971)	(830,683)
Total distributions	(72,436,849)	(37,554,012)
Share transactions - net increase (decrease)	1,255,444,516	933,598,280
Redemption fees	–	37,194
Total increase (decrease) in net assets	1,260,181,578	1,453,190,849
Net Assets
Beginning of period	3,188,072,266	1,734,881,417
End of period	$4,448,253,844	$3,188,072,266
Other Information
Undistributed net investment income end of period	$40,896,691	$56,148,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$11.12	$11.32	$12.28	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.17	.32	.31	.31	.37B	.29
Net realized and unrealized gain (loss)	.22	2.26	(.26)C	(.98)	(.32)	1.76
Total from investment operations	.39	2.58	.05	(.67)	.05	2.05
Distributions from net investment income	(.27)	(.21)	(.25)	(.28)	(.18)	(.15)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.30)	(.22)	(.25)	(.29)	(.21)	(.16)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.01
Net asset value, end of period	$13.57	$13.48	$11.12	$11.32	$12.28	$12.44
Total ReturnE,F	2.94%	23.61%	.56%	(5.49)%	.46%	19.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I	.18%	.27%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.17%I	.18%	.19%	.22%	.22%	.23%
Expenses net of all reductions	.17%I	.18%	.19%	.22%	.22%	.23%
Net investment income (loss)	2.54%I	2.64%	2.87%	2.66%	3.00%B	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$37,616	$45,439	$37,465	$18,132	$15,309	$10,037
Portfolio turnover rateJ	3%I,K	9%	1%K	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.12	$11.32	$12.29	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.18	.33	.32	.32	.38B	.30
Net realized and unrealized gain (loss)	.21	2.26	(.27)C	(1.00)	(.31)	1.76
Total from investment operations	.39	2.59	.05	(.68)	.07	2.06
Distributions from net investment income	(.28)	(.22)	(.25)	(.28)	(.19)	(.16)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.31)	(.22)D	(.25)	(.29)	(.22)	(.17)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	.01
Net asset value, end of period	$13.57	$13.49	$11.12	$11.32	$12.29	$12.44
Total ReturnF,G	2.94%	23.79%	.64%	(5.53)%	.59%	19.88%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.11%	.21%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.10%J	.11%	.12%	.17%	.18%	.18%
Expenses net of all reductions	.10%J	.11%	.12%	.17%	.18%	.18%
Net investment income (loss)	2.61%J	2.71%	2.95%	2.71%	3.04%B	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,745,020	$1,565,118	$774,360	$563,796	$485,998	$281,895
Portfolio turnover rateK	3%J,L	9%	1%L	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.13	$11.33	$12.29	$12.45	$10.55
Income from Investment Operations
Net investment income (loss)A	.18	.33	.32	.33	.39B	.31
Net realized and unrealized gain (loss)	.22	2.26	(.26)C	(.99)	(.33)	1.76
Total from investment operations	.40	2.59	.06	(.66)	.06	2.07
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.22)D	(.18)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	.01
Net asset value, end of period	$13.58	$13.49	$11.13	$11.33	$12.29	$12.45
Total ReturnF,G	3.03%	23.70%	.66%	(5.40)%	.56%	19.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.09%	.17%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.08%J	.09%	.10%	.13%	.13%	.13%
Expenses net of all reductions	.08%J	.09%	.10%	.13%	.13%	.13%
Net investment income (loss)	2.63%J	2.73%	2.97%	2.75%	3.09%B	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$735,344	$624,633	$278,172	$182,432	$153,983	$66,248
Portfolio turnover rateK	3%J,L	9%	1%L	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$11.13	$11.33	$12.30	$12.45	$10.56
Income from Investment Operations
Net investment income (loss)A	.18	.33	.32	.33	.39B	.32
Net realized and unrealized gain (loss)	.21	2.27	(.26)C	(1.00)	(.31)	1.74
Total from investment operations	.39	2.60	.06	(.67)	.08	2.06
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.23)	(.18)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.01
Net asset value, end of period	$13.58	$13.50	$11.13	$11.33	$12.30	$12.45
Total ReturnE,F	2.98%	23.83%	.68%	(5.45)%	.67%	19.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.06%	.14%	.20%	.20%	.19%
Expenses net of fee waivers, if any	.06%I	.06%	.08%	.10%	.10%	.10%
Expenses net of all reductions	.06%I	.06%	.08%	.10%	.10%	.10%
Net investment income (loss)	2.65%I	2.75%	2.99%	2.78%	3.12%B	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,930,274	$952,883	$644,884	$87,972	$74,259	$62,884
Portfolio turnover rateJ	3%I,K	9%	1%K	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$1,395,578,660	$391,132,545	$(89,486,105)	$301,646,440
Fidelity Global ex U.S. Index Fund	4,052,052,430	641,408,688	(213,217,125)	428,191,563

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(17,151,687)	$(39,182,558)	$(56,334,245)	$(56,334,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in Fidelity Emerging Markets Index less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed from Fidelity Emerging Markets Index. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by Fidelity Emerging Markets Index and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	224,646,129	18,345,825
Fidelity Global ex U.S. Index Fund	1,351,520,177	56,575,700

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .08% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Fidelity Emerging Markets Index Fund
Investor Class	.29%
Premium Class	.13%
Institutional Class	.10%
Institutional Premium Class	.08%
Fidelity Global ex U.S. Index Fund
Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets as noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each class pays all or a portion of the transfer agent fees at annual rates based on class-level average net assets as noted in the table below and each Fund's Institutional Premium Class does not pay transfer agent fees.

	Received by FIIOC	Paid by Class
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%
Premium Class	.11%	.05%
Institutional Class	.035%	.02%
Institutional Premium Class	.015%	–
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.11%
Premium Class	.11%	.04%
Institutional Class	.035%	.02%
Institutional Premium Class	.015%	–

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$40,730.21
Premium Class	257,572.05
Institutional Class	28,768.02
Institutional Premium Class	–	–
	$327,070
Fidelity Global ex U.S. Index Fund
Investor Class	$24,555.11
Premium Class	349,501.04
Institutional Class	67,904.02
Institutional Premium Class	–	–
	$441,960

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
Redemptions In-Kind. During the period, 13,347,660 shares of the Fidelity Global ex U.S. Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $181,394,705. The net realized gain of $62,615,780 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fidelity Global ex U.S. Index Fund. The affiliated entity delivered investments and cash valued at $621,987,634 in exchange for 45,104,252 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$2,155
Fidelity Global ex U.S. Index Fund	5,068

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$86,477
Fidelity Global ex U.S. Index Fund	210,938

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$3,980
Fidelity Global ex U.S. Index Fund	1,164

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$542,014	$290,141
Premium Class	16,283,663	9,152,994
Institutional Class	4,613,874	3,191,048
Institutional Premium Class	3,519,724	4,296
Total	$24,959,275	$12,638,479
From net realized gain
Investor Class	$42,630	$–
Premium Class	1,165,199	–
Institutional Class	324,626	–
Institutional Premium Class	244,923	–
Total	$1,777,378	$–
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$929,725	$710,799
Premium Class	33,207,121	15,744,134
Institutional Class	12,513,286	6,109,298
Institutional Premium Class	18,760,746	14,159,098
Total	$65,410,878	$36,723,329
From net realized gain
Investor Class	$104,074	$16,844
Premium Class	3,591,253	359,898
Institutional Class	1,340,326	138,257
Institutional Premium Class	1,990,318	315,684
Total	$7,025,971	$830,683

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	2,474,593	4,595,198	$29,024,418	$44,721,174
Reinvestment of distributions	50,953	31,357	556,918	270,613
Shares redeemed	(1,932,707)	(3,918,080)	(22,688,935)	(38,590,456)
Net increase (decrease)	592,839	708,475	$6,892,401	$6,401,331
Premium Class
Shares sold	24,852,495	48,728,825	$291,330,520	$475,643,280
Reinvestment of distributions	1,420,087	970,483	15,521,554	8,365,562
Shares redeemed	(13,338,424)	(32,884,562)	(154,595,869)	(302,310,868)
Net increase (decrease)	12,934,158	16,814,746	$152,256,205	$181,697,974
Institutional Class
Shares sold	11,994,692	13,363,342	$139,855,350	$130,227,940
Reinvestment of distributions	419,348	348,827	4,587,665	3,010,374
Shares redeemed	(7,725,415)	(11,206,364)	(93,745,774)	(104,613,436)
Net increase (decrease)	4,688,625	2,505,805	$50,697,241	$28,624,878
Institutional Premium Class
Shares sold	2,963,154	18,939,252	$34,517,246	$164,987,276
Reinvestment of distributions	344,433	498	3,764,647	4,296
Shares redeemed	(1,265,456)	(1,806,984)	(14,831,362)	(18,355,507)
Net increase (decrease)	2,042,131	17,132,766	$23,450,531	$146,636,065
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	1,254,469(a)	3,656,372	$17,137,298(a)	$44,410,333
Reinvestment of distributions	77,311	65,700	1,020,503	720,731
Shares redeemed	(1,930,988)	(3,720,974)	(26,337,407)	(44,830,378)
Net increase (decrease)	(599,208)	1,098	$(8,179,606)	$300,686
Premium Class
Shares sold	38,940,745(a)	71,331,726	$532,534,913(a)	$868,267,163
Reinvestment of distributions	2,335,974	1,271,346	30,834,860	13,946,668
Shares redeemed	(28,771,493)(b)	(26,167,162)	(391,322,895)(b)	(320,300,835)
Net increase (decrease)	12,505,226	46,435,910	$172,046,878	$561,912,996
Institutional Class
Shares sold	20,879,326(a)	46,688,077	$286,035,989(a)	$549,906,665
Reinvestment of distributions	1,037,349	569,513	13,693,009	6,247,555
Shares redeemed	(14,057,403)	(25,958,123)	(192,668,992)	(326,220,950)
Net increase (decrease)	7,859,272	21,299,467	$107,060,006	$229,933,270
Institutional Premium Class
Shares sold	85,343,585(a)	25,870,791	$1,173,615,636(a)	$309,331,694
Reinvestment of distributions	1,572,050	1,318,286	20,751,064	14,474,782
Shares redeemed	(15,396,777)	(14,520,231)	(209,849,462)	(182,355,148)
Net increase (decrease)	71,518,858	12,668,846	$984,517,238	$141,451,328

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Emerging Markets Index Fund
Investor Class	.29%
Actual		$1,000.00	$1,041.20	$1.47
Hypothetical-C		$1,000.00	$1,023.36	$1.45
Premium Class	.13%
Actual		$1,000.00	$1,041.90	$.66
Hypothetical-C		$1,000.00	$1,024.15	$.65
Institutional Class	.10%
Actual		$1,000.00	$1,041.30	$.51
Hypothetical-C		$1,000.00	$1,024.30	$.50
Institutional Premium Class	.08%
Actual		$1,000.00	$1,041.50	$.40
Hypothetical-C		$1,000.00	$1,024.40	$.40
Fidelity Global ex U.S. Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,029.40	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.10%
Actual		$1,000.00	$1,029.40	$.50
Hypothetical-C		$1,000.00	$1,024.30	$.50
Institutional Class	.08%
Actual		$1,000.00	$1,030.30	$.40
Hypothetical-C		$1,000.00	$1,024.40	$.40
Institutional Premium Class	.06%
Actual		$1,000.00	$1,029.80	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

EMX-I-GUX-I-SANN-0618
1.929371.106

Fidelity® Emerging Markets Index Fund Investor Class and Premium Class Fidelity® Global ex U.S. Index Fund Investor Class and Premium Class Semi-Annual Report April 30, 2018

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	5.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4
Naspers Ltd. Class N (South Africa, Media)	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.0
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	0.9
24.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	26.4
Financials	23.3
Consumer Discretionary	9.3
Materials	7.3
Energy	7.3
Consumer Staples	6.6
Industrials	5.1
Telecommunication Services	4.7
Real Estate	2.8
Health Care	2.7

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	15.5%
Korea (South)	15.2%
Taiwan	10.8%
China	9.7%
India	8.3%
Brazil	7.0%
South Africa	6.4%
Hong Kong	3.3%
Russia	3.3%
Other*	20.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Fidelity® Emerging Markets Index Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)(b)		908,000	$456,610
Alibaba Pictures Group Ltd. (a)		3,650,000	411,160
Beijing Enterprises Water Group Ltd.		1,662,000	964,929
Brilliance China Automotive Holdings Ltd.		908,000	1,616,709
China Gas Holdings Ltd.		506,800	1,795,937
China Resource Gas Group Ltd.		266,000	978,243
Cosco Shipping Ports Ltd.		501,823	441,341
Credicorp Ltd.		6,502	1,501,962
Credicorp Ltd. (United States)		13,639	3,170,931
GOME Electrical Appliances Holdings Ltd. (b)		3,190,802	343,224
Haier Electronics Group Co. Ltd.		374,000	1,293,956
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
Kunlun Energy Co. Ltd.		962,000	823,680
Nine Dragons Paper (Holdings) Ltd.		490,000	730,815
Sihuan Pharmaceutical Holdings Group Ltd.		1,105,000	267,065

TOTAL BERMUDA			14,796,564

Brazil - 4.4%
Ambev SA		1,396,100	9,297,503
Atacadao Distribuicao Comercio e Industria Ltda		115,700	498,707
Banco Bradesco SA		312,515	2,845,749
Banco do Brasil SA		256,700	2,689,224
Banco Santander SA (Brasil) unit		122,200	1,329,368
BB Seguridade Participacoes SA		210,700	1,652,785
BM&F BOVESPA SA		611,714	4,417,779
BR Malls Participacoes SA		249,795	778,648
Brasil Foods SA (a)		127,500	902,603
CCR SA		365,700	1,248,508
Centrais Eletricas Brasileiras SA (Electrobras) (a)		60,000	326,616
Cielo SA		365,314	2,002,178
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		101,300	1,016,701
Companhia Energetica de Minas Gerais (CEMIG)		2,013	4,425
Companhia Siderurgica Nacional SA (CSN) (a)		178,100	446,368
Cosan SA Industria e Comercio		49,400	560,953
Drogasil SA		68,100	1,337,040
EDP Energias do Brasil SA		96,557	382,843
Embraer SA		199,900	1,263,355
ENGIE Brasil Energia SA		45,800	483,598
Equatorial Energia SA		59,200	1,202,352
Fibria Celulose SA		73,200	1,437,797
Hypermarcas SA		103,100	927,052
Itausa-Investimentos Itau SA (a)		26,860	103,508
Itausa-Investimentos Itau SA (a)		12	49
Itausa-Investimentos Itau SA		527	2,099
JBS SA		243,500	608,194
Klabin SA unit		173,700	1,052,652
Kroton Educacional SA		405,448	1,621,468
Localiza Rent A Car SA		150,552	1,198,589
Lojas Renner SA		209,990	1,954,720
M. Dias Branco SA		27,900	350,422
Multiplan Empreendimentos Imobiliarios SA		24,086	457,353
Natura Cosmeticos SA		47,400	435,817
Odontoprev SA		82,500	353,955
Petroleo Brasileiro SA - Petrobras (ON) (a)		891,200	6,265,773
Porto Seguro SA		34,600	446,426
Qualicorp SA		65,800	457,362
Rumo SA (a)		328,400	1,392,082
Sul America SA unit		55,574	342,975
Suzano Papel e Celulose SA		129,800	1,521,348
Terna Participacoes SA unit		61,900	376,185
TIM Participacoes SA		252,400	1,149,172
Ultrapar Participacoes SA		105,900	1,827,374
Vale SA		937,684	13,027,255
Weg SA		210,132	1,066,495

TOTAL BRAZIL			73,063,425

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)		376,000	28,025
Cayman Islands - 15.5%
3SBio, Inc. (d)		302,500	649,972
58.com, Inc. ADR (a)		27,421	2,396,321
AAC Technology Holdings, Inc.		217,500	3,121,727
Agile Property Holdings Ltd.		464,000	915,284
Airtac International Group		35,000	606,225
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		341,023	60,886,246
Anta Sports Products Ltd.		317,000	1,808,863
Autohome, Inc. ADR Class A		15,469	1,509,001
Baidu.com, Inc. sponsored ADR (a)		81,528	20,455,375
Chailease Holding Co. Ltd.		353,000	1,285,719
China Conch Venture Holdings Ltd.		479,000	1,487,083
China Huishan Dairy Holdings Co. Ltd. (a)(b)(c)		888,000	23,760
China Medical System Holdings Ltd.		406,000	994,203
China Mengniu Dairy Co. Ltd.		818,000	2,637,061
China Resources Land Ltd.		824,744	3,097,514
China State Construction International Holdings Ltd.		613,000	797,239
CIFI Holdings Group Co. Ltd.		1,008,000	793,747
Country Garden Holdings Co. Ltd.		1,581,737	3,225,266
Ctrip.com International Ltd. ADR (a)		117,227	4,794,584
ENN Energy Holdings Ltd.		223,000	2,085,392
Evergrande Real Estate Group Ltd. (a)(b)		976,000	3,091,554
Fullshare Holdings Ltd. (b)		2,032,500	1,108,312
GCL-Poly Energy Holdings Ltd. (a)(b)		3,995,000	494,161
Geely Automobile Holdings Ltd.		1,468,000	3,860,887
General Interface Solution Holding Ltd.		47,000	280,846
Haitian International Holdings Ltd.		190,000	505,647
Hengan International Group Co. Ltd.		211,000	1,876,495
JD.com, Inc. sponsored ADR (a)		195,029	7,120,509
Kingboard Chemical Holdings Ltd.		190,000	772,976
Kingsoft Corp. Ltd.		226,000	671,079
Lee & Man Paper Manufacturing Ltd.		441,000	485,752
Longfor Properties Co. Ltd.		431,500	1,290,502
Meitu, Inc. (a)(d)		361,500	381,227
Momo, Inc. ADR (a)(b)		31,741	1,107,761
NetEase, Inc. ADR		23,499	6,040,888
New Oriental Education & Technology Group, Inc. sponsored ADR		40,122	3,604,560
Nexteer Auto Group Ltd.		241,000	370,796
Semiconductor Manufacturing International Corp. (a)(b)		866,700	1,114,657
Shenzhou International Group Holdings Ltd.		220,000	2,401,572
Shimao Property Holdings Ltd.		347,500	919,160
SINA Corp. (a)		16,737	1,599,053
Sino Biopharmaceutical Ltd.		1,321,000	2,781,775
SOHO China Ltd.		555,000	284,985
Sunac China Holdings Ltd. (b)		717,000	3,045,621
Sunny Optical Technology Group Co. Ltd.		211,300	3,447,917
TAL Education Group ADR		95,076	3,462,668
Tencent Holdings Ltd.		1,686,300	82,903,446
Tingyi (Cayman Islands) Holding Corp.		588,000	1,106,967
Vipshop Holdings Ltd. ADR (a)		120,972	1,872,647
Want Want China Holdings Ltd.		1,473,000	1,301,647
Weibo Corp. sponsored ADR (a)(b)		13,650	1,563,198
YY, Inc. ADR (a)		12,757	1,229,647
Zhen Ding Technology Holding Ltd.		133,000	288,891

TOTAL CAYMAN ISLANDS			255,958,385

Chile - 1.1%
AES Gener SA		776,056	217,624
Aguas Andinas SA		810,969	539,434
Banco de Chile		7,318,563	1,209,062
Banco de Credito e Inversiones		13,128	993,632
Banco Santander Chile		19,491,582	1,627,053
Cencosud SA		429,058	1,275,856
Colbun SA		2,363,697	587,687
Compania Cervecerias Unidas SA		42,794	592,806
Compania de Petroleos de Chile SA (COPEC)		114,179	1,861,533
CorpBanca SA		44,384,372	453,714
Empresa Nacional de Telecomunicaciones SA (ENTEL)		43,726	516,063
Empresas CMPC SA		366,530	1,504,700
Enel Chile SA		8,509,877	1,054,578
Enel Chile SA sponsored ADR		350	2,177
Enersis SA		8,411,403	1,919,911
LATAM Airlines Group SA		93,076	1,427,795
LATAM Airlines Group SA sponsored ADR		212	3,237
S.A.C.I. Falabella		211,364	2,050,027
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	9,222

TOTAL CHILE			17,846,111

China - 9.7%
Agricultural Bank of China Ltd. (H Shares)		7,752,000	4,370,674
Air China Ltd. (H Shares)		530,000	698,698
Aluminum Corp. of China Ltd. (H Shares) (a)		1,176,000	664,190
Anhui Conch Cement Co. Ltd. (H Shares)		360,000	2,246,933
AviChina Industry & Technology Co. Ltd. (H Shares)		587,000	370,105
Bank Communications Co. Ltd. (H Shares)		2,641,000	2,161,091
Bank of China Ltd. (H Shares)		23,545,000	12,780,962
Beijing Capital International Airport Co. Ltd. (H Shares)		518,000	705,502
BYD Co. Ltd. (H Shares) (b)		185,500	1,296,844
CGN Power Co. Ltd. (H Shares) (d)		3,112,000	848,655
China Cinda Asset Management Co. Ltd. (H Shares)		2,660,000	949,373
China CITIC Bank Corp. Ltd. (H Shares)		2,596,000	1,855,746
China Communications Construction Co. Ltd. (H Shares)		1,289,000	1,485,159
China Communications Services Corp. Ltd. (H Shares)		690,000	433,196
China Construction Bank Corp. (H Shares)		24,917,000	26,104,521
China Everbright Bank Co. Ltd. (H Shares)		720,000	359,812
China Galaxy Securities Co. Ltd. (H Shares)		951,500	624,979
China Huarong Asset Management Co. Ltd.		3,014,000	1,038,047
China Life Insurance Co. Ltd. (H Shares)		2,207,000	6,258,964
China Longyuan Power Grid Corp. Ltd. (H Shares)		940,000	923,287
China Merchants Bank Co. Ltd. (H Shares)		1,156,846	5,044,311
China Minsheng Banking Corp. Ltd. (H Shares)		1,626,200	1,521,799
China Molybdenum Co. Ltd. (H Shares)		1,098,000	825,112
China National Building Materials Co. Ltd. (H Shares)		1,138,000	1,329,519
China Oilfield Services Ltd. (H Shares)		510,000	508,825
China Pacific Insurance (Group) Co. Ltd. (H Shares)		782,800	3,454,245
China Petroleum & Chemical Corp. (H Shares)		7,573,000	7,375,037
China Railway Construction Corp. Ltd. (H Shares)		562,500	666,129
China Railway Group Ltd. (H Shares)		1,178,000	944,199
China Shenhua Energy Co. Ltd. (H Shares)		1,012,000	2,482,293
China Southern Airlines Ltd. (H Shares)		548,000	590,065
China Telecom Corp. Ltd. (H Shares)		4,082,000	1,978,676
China Vanke Co. Ltd. (H Shares)		344,000	1,421,700
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		716,000	547,721
CITIC Securities Co. Ltd. (H Shares)		685,500	1,671,065
CRRC Corp. Ltd. (H Shares)		1,182,600	1,045,276
Dongfeng Motor Group Co. Ltd. (H Shares)		816,000	902,361
Fuyao Glass Industries Group Co. Ltd.		154,400	530,684
GF Securities Co. Ltd. (H Shares)		407,000	716,562
Great Wall Motor Co. Ltd. (H Shares)		885,500	918,442
Guangzhou Automobile Group Co. Ltd. (H Shares)		620,000	1,135,664
Guangzhou R&F Properties Co. Ltd. (H Shares)		286,800	681,895
Haitong Securities Co. Ltd. (H Shares)		953,600	1,302,054
Huaneng Power International, Inc. (H Shares)		1,242,000	820,838
Huaneng Renewables Corp. Ltd. (H Shares)		1,478,000	656,384
Huatai Securities Co. Ltd. (H Shares) (d)		488,400	989,296
Industrial & Commercial Bank of China Ltd. (H Shares)		21,840,000	19,172,935
Jiangsu Expressway Co. Ltd. (H Shares)		388,000	531,996
Jiangxi Copper Co. Ltd. (H Shares)		350,000	497,594
New China Life Insurance Co. Ltd. (H Shares)		240,900	1,123,173
People's Insurance Co. of China Group (H Shares)		2,126,000	1,000,889
PetroChina Co. Ltd. (H Shares)		6,222,000	4,584,801
PICC Property & Casualty Co. Ltd. (H Shares)		1,371,227	2,454,729
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,542,500	15,072,384
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		524,000	322,018
Shanghai Electric Group Co. Ltd. (H Shares) (a)		852,000	309,331
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		143,000	775,680
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	254,201
Shanghai Pharma Holding Co. Ltd. (H Shares)		244,700	667,951
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		975,000	647,409
Sinopharm Group Co. Ltd. (H Shares)		351,200	1,480,913
TravelSky Technology Ltd. (H Shares)		276,000	806,204
Tsingtao Brewery Co. Ltd. (H Shares)		110,000	569,514
Weichai Power Co. Ltd. (H Shares)		564,200	653,145
Yanzhou Coal Mining Co. Ltd. (H Shares)		524,000	655,693
Zhejiang Expressway Co. Ltd. (H Shares)		412,000	423,091
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		163,600	867,387
Zijin Mng Group Co. Ltd. (H Shares)		1,664,000	754,788
ZTE Corp. (H Shares) (c)		212,680	480,593

TOTAL CHINA			160,343,309

Colombia - 0.3%
Bancolombia SA		78,181	924,048
Bancolombia SA sponsored ADR		76	3,622
Cementos Argos SA		128,535	454,387
Ecopetrol SA		1,448,711	1,598,817
Grupo de Inversiones Suramerica SA (a)		69,404	963,123
Interconexion Electrica SA ESP		123,429	636,269
Inversiones Argos SA		88,623	631,003

TOTAL COLOMBIA			5,211,269

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		48,641	1,243,877
Komercni Banka A/S		24,037	1,037,713
MONETA Money Bank A/S (d)		136,811	492,517
Telefonica Czech Rep A/S		17,324	237,040

TOTAL CZECH REPUBLIC			3,011,147

Egypt - 0.1%
Commercial International Bank SAE		299,222	1,597,376
Commercial International Bank SAE sponsored GDR		2,831	14,523
Eastern Tobacco Co.		32,664	381,126
Global Telecom Holding (a)		539,180	154,837

TOTAL EGYPT			2,147,862

Greece - 0.3%
Alpha Bank AE (a)		409,149	1,082,053
EFG Eurobank Ergasias SA (a)		571,871	724,430
Ff Group (a)		10,260	194,523
Greek Organization of Football Prognostics SA		62,690	751,745
Hellenic Telecommunications Organization SA		74,238	1,080,280
Jumbo SA		29,241	535,321
National Bank of Greece SA (a)		1,568,761	655,475
Piraeus Bank SA (a)		76,889	326,093
Titan Cement Co. SA (Reg.)		15,151	399,775

TOTAL GREECE			5,749,695

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.		161,000	804,178
BYD Electronic International Co. Ltd.		193,500	295,050
China Everbright International Ltd.		715,000	1,002,899
China Everbright Ltd.		264,000	580,950
China Jinmao Holdings Group Ltd.		1,540,000	871,757
China Merchants Holdings International Co. Ltd.		396,105	885,044
China Mobile Ltd.		1,821,000	17,347,750
China Overseas Land and Investment Ltd.		1,142,000	3,826,421
China Resources Beer Holdings Co. Ltd.		476,878	2,053,879
China Resources Pharmaceutical Group Ltd.		571,500	790,076
China Resources Power Holdings Co. Ltd.		573,691	1,100,405
China Taiping Insurance Group Ltd.		470,377	1,573,022
China Unicom Ltd.		1,792,000	2,533,976
CITIC Pacific Ltd.		1,696,000	2,586,401
CNOOC Ltd.		5,287,000	8,944,090
CNOOC Ltd. sponsored ADR		200	33,802
CSPC Pharmaceutical Group Ltd.		1,390,000	3,540,412
Far East Horizon Ltd.		568,000	563,619
Fosun International Ltd.		752,000	1,597,995
Guangdong Investment Ltd.		874,000	1,352,806
Lenovo Group Ltd.		2,210,000	1,049,256
Shanghai Industrial Holdings Ltd.		143,000	374,988
Sino-Ocean Group Holding Ltd.		846,479	587,763
Sun Art Retail Group Ltd.		685,466	770,431

TOTAL HONG KONG			55,066,970

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		109,477	1,265,070
OTP Bank PLC		69,692	3,044,807
Richter Gedeon PLC		41,291	835,236

TOTAL HUNGARY			5,145,113

India - 8.3%
ACC Ltd.		11,899	283,493
Adani Ports & Special Economic Zone Ltd.		208,638	1,276,257
Ambuja Cements Ltd.		172,666	649,906
Ashok Leyland Ltd.		350,221	863,017
Asian Paints Ltd.		84,489	1,524,590
Aurobindo Pharma Ltd.		80,575	776,661
Axis Bank Ltd.		527,321	4,088,034
Bajaj Auto Ltd.		23,966	1,060,994
Bajaj Finance Ltd.		51,030	1,458,895
Bajaj Finserv Ltd.		11,365	934,964
Bharat Forge Ltd.		62,958	731,132
Bharat Heavy Electricals Ltd.		258,419	339,848
Bharat Petroleum Corp. Ltd.		222,280	1,291,541
Bharti Airtel Ltd.		415,646	2,552,439
Bharti Infratel Ltd.		100,981	475,258
Bosch Ltd.		2,281	664,532
Britannia Industries Ltd.		8,032	666,070
Cadila Healthcare Ltd. (a)		58,291	360,941
Cipla Ltd. (a)		104,844	955,054
Coal India Ltd.		205,291	878,743
Container Corp. of India Ltd.		10,967	214,631
Dabur India Ltd.		164,187	910,465
Dr. Reddy's Laboratories Ltd.		34,598	1,099,426
Eicher Motors Ltd.		3,969	1,854,422
GAIL India Ltd.		202,802	990,064
Glenmark Pharmaceuticals Ltd.		40,226	345,495
Godrej Consumer Products Ltd.		71,438	1,197,101
Grasim Industries Ltd.		96,992	1,590,311
Havells India Ltd.		72,399	593,785
HCL Technologies Ltd.		165,443	2,615,568
Hero Motocorp Ltd.		14,390	806,089
Hindalco Industries Ltd.		349,598	1,229,986
Hindustan Petroleum Corp. Ltd.		184,023	840,200
Hindustan Unilever Ltd.		190,547	4,311,812
Housing Development Finance Corp. Ltd.		448,506	12,689,591
ICICI Bank Ltd.		706,248	3,018,287
Idea Cellular Ltd. (a)		579,301	600,894
IDFC Bank Ltd.		390,007	282,508
Indiabulls Housing Finance Ltd.		93,169	1,824,135
Indian Oil Corp. Ltd.		351,615	854,827
Infosys Ltd.		517,281	9,314,129
ITC Ltd.		1,011,429	4,274,304
JSW Steel Ltd.		250,484	1,217,927
Larsen & Toubro Ltd.		138,833	2,918,502
LIC Housing Finance Ltd.		84,773	694,059
Lupin Ltd. (a)		63,047	767,913
Mahindra & Mahindra Financial Services Ltd. (a)		89,564	709,063
Mahindra & Mahindra Ltd.		223,929	2,932,421
Marico Ltd.		138,892	692,927
Maruti Suzuki India Ltd.		31,566	4,173,117
Motherson Sumi Systems Ltd.		187,634	994,140
Nestle India Ltd.		7,053	996,554
NTPC Ltd.		494,042	1,277,397
Oil & Natural Gas Corp. Ltd.		380,354	1,030,903
Petronet LNG Ltd.		183,420	624,489
Piramal Enterprises Ltd. (a)		24,501	955,572
Power Finance Corp. Ltd.		182,679	240,665
Reliance Industries Ltd.		843,481	12,178,516
Rural Electrification Corp. Ltd.		190,925	365,112
Shree Cement Ltd.		2,521	641,242
Shriram Transport Finance Co. Ltd.		43,588	1,052,236
Siemens India Ltd.		19,996	336,884
State Bank of India		513,397	1,896,943
Sun Pharmaceutical Industries Ltd.		280,367	2,224,221
Tata Consultancy Services Ltd.		135,961	7,210,421
Tata Motors Ltd. (a)		482,287	2,449,307
Tata Motors Ltd. Class A (a)		105,491	302,318
Tata Power Co. Ltd.		307,775	407,527
Tata Steel Ltd.		105,977	942,707
Tech Mahindra Ltd.		139,125	1,398,390
Titan Co. Ltd. (a)		91,902	1,354,004
Ultratech Cemco Ltd.		26,225	1,616,852
United Spirits Ltd. (a)		17,355	943,203
UPL Ltd. (a)		106,416	1,165,101
Vakrangee Ltd.		124,566	186,718
Vedanta Ltd.		436,010	1,944,393
Wipro Ltd.		330,266	1,376,430
Yes Bank Ltd.		496,704	2,693,644
Zee Entertainment Enterprises Ltd. (a)		158,040	1,395,781

TOTAL INDIA			137,597,998

Indonesia - 1.9%
PT Adaro Energy Tbk		4,297,800	562,802
PT AKR Corporindo Tbk		472,100	165,310
PT Astra International Tbk		6,128,000	3,136,475
PT Bank Central Asia Tbk		2,933,200	4,638,219
PT Bank Danamon Indonesia Tbk Series A		996,200	474,870
PT Bank Mandiri (Persero) Tbk		5,586,000	2,829,614
PT Bank Negara Indonesia (Persero) Tbk		2,204,500	1,269,166
PT Bank Rakyat Indonesia Tbk		16,531,900	3,811,735
PT Bank Tabungan Negara Tbk		1,229,000	273,892
PT Bumi Serpong Damai Tbk		2,039,500	246,278
PT Charoen Pokphand Indonesia Tbk		2,194,500	578,530
PT Gudang Garam Tbk		138,500	688,050
PT Hanjaya Mandala Sampoerna Tbk		2,776,100	703,449
PT Indocement Tunggal Prakarsa Tbk		524,500	663,761
PT Indofood CBP Sukses Makmur Tbk		650,700	404,256
PT Indofood Sukses Makmur Tbk		1,386,100	693,009
PT Jasa Marga Tbk		596,337	186,422
PT Kalbe Farma Tbk		6,274,600	677,371
PT Matahari Department Store Tbk		731,300	541,472
PT Pakuwon Jati Tbk		5,792,100	244,831
PT Perusahaan Gas Negara Tbk Series B		3,214,000	454,955
PT Semen Gresik (Persero) Tbk		850,800	587,635
PT Surya Citra Media Tbk		1,604,300	293,654
PT Telkomunikasi Indonesia Tbk Series B		15,094,700	4,118,960
PT Tower Bersama Infrastructure Tbk		551,800	219,767
PT Unilever Indonesia Tbk		451,000	1,498,970
PT United Tractors Tbk		498,100	1,215,306
PT Waskita Karya Persero Tbk		1,268,700	200,413
PT XL Axiata Tbk (a)		789,575	119,672

TOTAL INDONESIA			31,498,844

Isle of Man - 0.1%
NEPI Rockcastle PLC		110,121	1,213,615
Korea (South) - 14.4%
AMOREPACIFIC Corp.		9,305	3,032,374
AMOREPACIFIC Group, Inc.		8,491	1,133,798
BGF Retail Co. Ltd.		2,344	418,054
BGFretail Co. Ltd.		4,377	51,906
BS Financial Group, Inc.		78,286	763,908
Celltrion Healthcare Co. Ltd.		10,255	859,910
Celltrion, Inc.		24,083	6,094,258
Cheil Industries, Inc.		22,682	2,965,175
Cheil Worldwide, Inc.		20,770	370,434
CJ CheilJedang Corp.		2,481	794,624
CJ Corp.		4,084	619,698
CJ E&M Corp.		5,655	477,884
Coway Co. Ltd.		15,530	1,268,880
Daelim Industrial Co.		8,418	676,003
Daewoo Engineering & Construction Co. Ltd. (a)		44,456	263,600
Db Insurance Co. Ltd.		14,259	837,492
DGB Financial Group Co. Ltd.		47,549	532,799
Dong Suh Companies, Inc.		9,288	238,938
Doosan Bobcat, Inc.		10,017	304,927
Doosan Heavy Industries & Construction Co. Ltd.		16,360	273,450
E-Mart Co. Ltd.		6,135	1,546,747
GS Engineering & Construction Corp.		14,385	548,038
GS Holdings Corp.		14,872	851,277
GS Retail Co. Ltd.		7,711	267,852
Hana Financial Group, Inc.		88,164	3,931,023
Hankook Tire Co. Ltd.		21,933	1,012,757
Hanmi Pharm Co. Ltd.		1,790	778,897
Hanmi Science Co. Ltd.		3,521	255,792
Hanon Systems		53,700	546,565
Hanssem Co. Ltd.		2,897	315,149
Hanwha Chemical Corp.		30,726	830,607
Hanwha Corp.		12,674	472,793
Hanwha Life Insurance Co. Ltd.		71,654	416,840
Hanwha Techwin Co. Ltd. (a)		9,531	214,485
Hotel Shilla Co.		9,216	998,255
Hyosung Corp.		6,269	769,777
Hyundai Department Store Co. Ltd.		4,190	404,944
Hyundai Engineering & Construction Co. Ltd.		23,047	1,368,713
Hyundai Fire & Marine Insurance Co. Ltd.		18,665	666,654
Hyundai Glovis Co. Ltd.		5,654	889,604
Hyundai Heavy Industries Co. Ltd. (a)		12,231	1,364,806
Hyundai Industrial Development & Construction Co. (c)		18,649	808,006
Hyundai Mobis		20,257	4,691,025
Hyundai Motor Co.		45,712	6,829,535
Hyundai Robotics Co. Ltd.		2,938	1,159,096
Hyundai Steel Co.		23,838	1,348,911
Hyundai Wia Corp.		4,225	211,857
Industrial Bank of Korea		74,158	1,166,807
ING Life Insurance Korea Ltd. (d)		9,441	363,209
Kakao Corp.		13,325	1,381,119
Kangwon Land, Inc.		35,202	949,962
KB Financial Group, Inc.		118,060	6,689,581
KCC Corp.		1,613	588,914
KEPCO Plant Service & Engineering Co. Ltd.		5,721	270,845
Kia Motors Corp.		76,995	2,379,751
Korea Aerospace Industries Ltd.		20,062	809,280
Korea Electric Power Corp.		76,547	2,670,561
Korea Express Co. Ltd. (a)		2,269	331,581
Korea Gas Corp. (a)		7,918	405,170
Korea Investment Holdings Co. Ltd.		11,730	997,832
Korea Zinc Co. Ltd.		2,511	1,016,428
Korean Air Lines Co. Ltd.		14,554	464,103
KT Corp.		216	5,477
KT&G Corp.		34,860	3,183,517
Kumho Petro Chemical Co. Ltd.		5,054	507,323
LG Chemical Ltd.		13,367	4,493,424
LG Corp.		27,756	2,101,932
LG Display Co. Ltd.		67,940	1,479,428
LG Electronics, Inc.		31,773	3,026,212
LG Household & Health Care Ltd.		2,714	3,471,933
LG Innotek Co. Ltd.		4,119	448,083
Lotte Chemical Corp.		4,522	1,748,122
Lotte Chilsung Beverage Co. Ltd.		5	7,564
Lotte Confectionery Co. Ltd.		19	3,371
Lotte Confectionery Co. Ltd.		8,493	516,277
Lotte Shopping Co. Ltd.		3,302	789,329
Medy-Tox, Inc.		1,218	793,405
Mirae Asset Daewoo Co. Ltd.		104,683	955,996
NAVER Corp.		8,324	5,565,267
NCSOFT Corp.		5,124	1,722,474
Netmarble Corp. (d)		7,516	1,035,189
Oci Co. Ltd.		4,976	724,846
Orion Corp./Republic of Korea		6,299	732,288
Ottogi Corp.		313	232,063
POSCO		21,969	7,549,336
Posco Daewoo Corp.		10,386	218,693
S-Oil Corp.		13,561	1,392,917
S1 Corp.		5,210	477,252
Samsung Biologics Co. Ltd. (a)(d)		4,897	2,231,469
Samsung Card Co. Ltd.		7,648	266,378
Samsung Electro-Mechanics Co. Ltd.		16,482	1,823,766
Samsung Electronics Co. Ltd.		28,698	71,113,644
Samsung Fire & Marine Insurance Co. Ltd.		8,964	2,239,064
Samsung Heavy Industries Co. Ltd. (a)		113,279	777,459
Samsung Life Insurance Co. Ltd.		20,880	2,281,168
Samsung SDI Co. Ltd.		16,343	2,800,327
Samsung SDS Co. Ltd.		10,365	2,371,244
Samsung Securities Co. Ltd.		20,482	709,557
Shinhan Financial Group Co. Ltd.		127,177	5,647,566
Shinsegae Co. Ltd.		2,173	847,144
SillaJen, Inc. (a)		15,777	1,238,972
SK C&C Co. Ltd.		9,243	2,537,472
SK Energy Co. Ltd.		19,293	3,540,000
SK Hynix, Inc.		172,327	13,597,247
SK Networks Co. Ltd.		51,946	272,602
SK Telecom Co. Ltd.		5,946	1,267,029
STX Pan Ocean Co. Ltd. (Korea) (a)		58,595	300,929
Woori Bank		138,017	2,068,467
Woori Investment & Securities Co. Ltd.		41,140	599,280
Yuhan Corp.		2,732	584,194

TOTAL KOREA (SOUTH)			238,259,956

Luxembourg - 0.0%
PLAY Communications SA (d)		34,291	289,581
Malaysia - 2.4%
AirAsia Group BHD		470,700	460,070
Alliance Bank Malaysia Bhd		270,100	298,337
AMMB Holdings Bhd		461,000	455,542
Astro Malaysia Holdings Bhd (d)		432,500	209,563
Axiata Group Bhd		775,142	1,040,592
British American Tobacco (Malaysia) Bhd		39,000	243,296
Bumiputra-Commerce Holdings Bhd		1,382,836	2,521,441
Dialog Group Bhd		890,200	695,987
DiGi.com Bhd		931,700	1,094,154
Felda Global Ventures Holdings Bhd (d)		467,100	202,255
Gamuda Bhd		525,600	686,658
Genting Bhd		668,300	1,518,479
Genting Malaysia Bhd		856,100	1,115,188
Genting Plantations Bhd		73,100	184,591
Hap Seng Consolidated Bhd		172,300	428,939
Hartalega Holdings Bhd		390,400	581,327
Hong Leong Bank Bhd		193,100	931,438
Hong Leong Credit Bhd		62,900	310,682
IHH Healthcare Bhd (d)		609,300	941,822
IJM Corp. Bhd		806,900	611,172
IOI Corp. Bhd		662,800	805,652
IOI Properties Group Bhd		494,375	196,422
Kuala Lumpur Kepong Bhd		146,600	950,580
Malayan Banking Bhd		1,313,231	3,602,017
Malaysia Airports Holdings Bhd		264,006	605,143
Maxis Bhd		589,800	873,940
MISC Bhd		406,600	738,681
Nestle (Malaysia) BHD		16,600	583,416
Petronas Chemicals Group Bhd		712,600	1,531,723
Petronas Dagangan Bhd		68,600	471,142
Petronas Gas Bhd		205,800	931,630
PPB Group Bhd		132,300	647,692
Press Metal Bhd		380,800	464,832
Public Bank Bhd		872,800	5,283,983
RHB Capital Bhd		213,889	287,744
RHB Capital Bhd (a)(c)		99,132	0
SapuraKencana Petroleum Bhd		1,014,500	163,408
Sime Darby Bhd		686,849	465,389
Sime Darby Plantation Bhd		710,649	1,007,906
Sime Darby Property Bhd		623,649	236,415
SP Setia Bhd		439,540	356,077
Telekom Malaysia Bhd		317,280	426,989
Tenaga Nasional Bhd		1,019,400	4,106,886
UMW Holdings Bhd (a)		130,300	202,401
Westports Holdings Bhd		299,200	252,914
YTL Corp. Bhd		1,285,743	472,806
YTL Power International Bhd		584,225	136,496

TOTAL MALAYSIA			40,333,817

Malta - 0.0%
Brait SA		106,557	368,201
Mexico - 2.9%
Alfa SA de CV Series A		878,400	1,127,704
America Movil S.A.B. de CV Series L		9,958,700	9,217,444
Banco Santander Mexico SA		538,560	798,248
CEMEX S.A.B. de CV unit		4,340,918	2,715,678
Coca-Cola FEMSA S.A.B. de CV Series L		149,700	971,983
Compartamos S.A.B. de CV (b)		296,000	236,616
El Puerto de Liverpool S.A.B. de CV Class C		57,040	380,571
Embotelladoras Arca S.A.B. de CV		129,600	895,736
Fibra Uno Administracion SA de CV		946,000	1,566,546
Fomento Economico Mexicano S.A.B. de CV unit		576,800	5,575,533
Gruma S.A.B. de CV Series B		63,870	780,119
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		106,400	1,106,780
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		61,415	1,104,462
Grupo Bimbo S.A.B. de CV Series A		491,200	1,143,294
Grupo Carso SA de CV Series A1		126,300	453,820
Grupo Financiero Banorte S.A.B. de CV Series O		740,200	4,631,482
Grupo Financiero Inbursa S.A.B. de CV Series O		695,000	1,157,959
Grupo Lala S.A.B. de CV (b)		190,500	243,650
Grupo Mexico SA de CV Series B		1,127,607	3,748,430
Grupo Televisa SA de CV		714,900	2,565,713
Industrias Penoles SA de CV		41,135	863,388
Infraestructura Energetica Nova S.A.B. de CV		157,400	692,905
Kimberly-Clark de Mexico SA de CV Series A		450,600	817,737
Mexichem S.A.B. de CV		310,355	969,463
Promotora y Operadora de Infraestructura S.A.B. de CV		72,030	738,092
Wal-Mart de Mexico SA de CV Series V		1,550,600	4,308,869

TOTAL MEXICO			48,812,222

Netherlands - 0.0%
Steinhoff International Holdings NV (South Africa)		795,583	122,549
Pakistan - 0.1%
Habib Bank Ltd.		157,700	265,676
Lucky Cement Ltd.		41,200	235,714
MCB Bank Ltd.		123,000	222,277
Oil & Gas Development Co. Ltd.		178,200	257,085
United Bank Ltd.		136,400	237,346

TOTAL PAKISTAN			1,218,098

Peru - 0.0%
Compania de Minas Buenaventura SA		337	5,439
Compania de Minas Buenaventura SA sponsored ADR		57,587	918,513

TOTAL PERU			923,952

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.		603,970	812,712
Aboitiz Power Corp.		431,300	316,620
Alliance Global Group, Inc. (a)		1,058,700	267,065
Ayala Corp.		73,275	1,365,073
Ayala Land, Inc.		2,171,500	1,708,955
Bank of the Philippine Islands (BPI)		319,997	648,676
BDO Unibank, Inc.		579,306	1,471,623
DMCI Holdings, Inc.		1,127,250	239,975
Globe Telecom, Inc.		9,415	280,736
GT Capital Holdings, Inc.		24,980	507,068
International Container Terminal Services, Inc.		174,500	285,051
JG Summit Holdings, Inc.		818,300	1,009,561
Jollibee Food Corp.		121,910	670,992
Manila Electric Co.		68,570	426,328
Megaworld Corp.		3,509,100	304,973
Metro Pacific Investments Corp.		4,437,400	437,098
Metropolitan Bank & Trust Co.		228,544	374,896
Philippine Long Distance Telephone Co.		26,310	737,443
Robinsons Land Corp.		587,151	202,805
Security Bank Corp.		65,050	262,346
SM Investments Corp.		69,530	1,259,235
SM Prime Holdings, Inc.		2,553,600	1,685,415
Universal Robina Corp.		260,820	708,929

TOTAL PHILIPPINES			15,983,575

Poland - 1.2%
Alior Bank SA (a)		25,252	511,177
Bank Handlowy w Warszawie SA		8,407	198,807
Bank Millennium SA (a)		168,117	409,533
Bank Polska Kasa Opieki SA		46,393	1,545,178
Bank Zachodni WBK SA		10,312	1,091,180
BRE Bank SA		4,567	558,733
CD Projekt RED SA		19,909	707,906
Cyfrowy Polsat SA		67,533	493,724
Dino Polska SA (a)(d)		14,640	396,256
Grupa Lotos SA		25,620	403,806
Jastrzebska Spolka Weglowa SA (a)		15,749	371,620
KGHM Polska Miedz SA (Bearer)		42,083	1,122,741
LPP SA		385	1,005,869
NG2 SA		8,253	609,008
Polish Oil & Gas Co. SA		514,675	906,219
Polska Grupa Energetyczna SA (a)		239,251	713,694
Polski Koncern Naftowy Orlen SA		89,610	2,290,131
Powszechna Kasa Oszczednosci Bank SA (a)		281,268	3,352,922
Powszechny Zaklad Ubezpieczen SA		176,634	2,159,959
Tauron Polska Energia SA (a)		272,845	182,682
Telekomunikacja Polska SA (a)		178,985	268,744
Zaklady Azotowe w Tarnowie-Moscicach SA		11,995	182,838

TOTAL POLAND			19,482,727

Qatar - 0.6%
Barwa Real Estate Co.		25,893	251,392
Doha Bank		39,582	294,501
Ezdan Holding Group (a)		226,660	697,846
Industries Qatar QSC (a)		46,111	1,418,410
Masraf al Rayan		103,654	1,012,911
Qatar Electricity & Water Co.		8,062	438,417
Qatar Gas Transport Co. Ltd. (Nakilat)		89,067	359,350
Qatar Insurance Co. SAQ		45,037	451,236
Qatar Islamic Bank		19,389	569,848
Qatar National Bank SAQ		67,570	2,802,271
Qatar Telecom (Qtel) Q.S.C. (a)		23,798	517,660
The Commercial Bank of Qatar		63,389	629,363

TOTAL QATAR			9,443,205

Russia - 3.2%
Alrosa Co. Ltd.		757,863	1,078,441
Gazprom OAO		1,251,306	2,899,727
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,434,790
Inter Rao Ues JSC		9,175,744	582,841
Lukoil PJSC		57,158	3,776,003
Lukoil PJSC sponsored ADR		68,904	4,602,787
Magnit OJSC GDR (Reg. S)		106,159	2,015,959
Magnitogorsk Iron & Steel Works PJSC		637,900	493,120
MMC Norilsk Nickel PJSC		9,505	1,623,558
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,590,864
Mobile TeleSystems OJSC sponsored ADR		146,681	1,540,151
Moscow Exchange MICEX-RTS OAO		442,131	847,788
NOVATEK OAO		6,025	73,671
NOVATEK OAO GDR (Reg. S)		26,585	3,376,295
Novolipetsk Steel OJSC		361,002	923,881
PhosAgro OJSC GDR (Reg. S)		35,028	505,104
Polyus PJSC		8,081	512,662
Rosneft Oil Co. OJSC		151,384	920,721
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,166,983
RusHydro PJSC		11,364,801	134,452
RusHydro PJSC ADR		194,501	220,953
Sberbank of Russia		3,194,176	11,385,625
Severstal PAO		24,064	386,682
Severstal PAO GDR (Reg. S)		38,232	610,565
Surgutneftegas OJSC		970,349	453,644
Surgutneftegas OJSC sponsored ADR		116,797	548,712
Tatneft PAO		224,385	2,391,100
Tatneft PAO sponsored ADR		37,903	2,444,744
VTB Bank OJSC (a)		1,521,535,800	1,304,018

TOTAL RUSSIA			52,845,841

South Africa - 6.4%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	400
African Bank Investments Ltd. (a)		116,009	6,163
Anglo American Platinum Ltd.		15,236	408,861
AngloGold Ashanti Ltd.		123,308	1,102,209
Aspen Pharmacare Holdings Ltd.		115,705	2,494,793
Barclays Africa Group Ltd.		214,250	3,138,178
Bidcorp Ltd.		100,122	2,301,628
Bidvest Group Ltd.		99,182	1,942,892
Capitec Bank Holdings Ltd.		11,930	849,345
Coronation Fund Managers Ltd.		68,013	403,886
Discovery Ltd.		103,431	1,436,126
Exxaro Resources Ltd.		74,504	660,848
FirstRand Ltd.		997,550	5,342,406
Fortress (REIT) Ltd.:
Class A		323,442	445,128
Class B		236,572	329,690
Foschini Ltd.		65,802	1,132,155
Gold Fields Ltd.		243,524	924,551
Growthpoint Properties Ltd.		865,712	2,002,847
Hyprop Investments Ltd.		74,806	682,947
Imperial Holdings Ltd.		44,712	860,084
Investec Ltd.		82,089	647,546
Kumba Iron Ore Ltd.		17,922	382,858
Liberty Holdings Ltd.		36,678	386,457
Life Healthcare Group Holdings Ltd.		393,834	928,378
MMI Holdings Ltd.		287,630	512,034
Mondi Ltd.		35,458	1,034,482
Mr Price Group Ltd.		71,206	1,562,534
MTN Group Ltd.		504,652	5,065,041
Naspers Ltd. Class N		129,862	31,636,924
Nedbank Group Ltd.		65,447	1,560,781
Netcare Ltd.		297,278	740,248
Novus Holdings Ltd.		39,158	12,585
Pick 'n Pay Stores Ltd.		106,033	686,428
Pioneer Foods Ltd.		39,480	383,961
PSG Group Ltd.		44,504	800,735
Rand Merchant Insurance Holdings Ltd.		217,044	718,795
Redefine Properties Ltd.		1,515,564	1,456,478
Remgro Ltd.		158,641	2,856,113
Resilient Property Income Fund Ltd.		83,091	452,100
RMB Holdings Ltd.		206,010	1,292,150
Sanlam Ltd.		413,095	2,609,529
Sappi Ltd.		165,959	1,059,096
Sasol Ltd.		164,367	5,875,687
Shoprite Holdings Ltd.		132,570	2,637,589
Sibanye-Stillwater		546,552	479,085
Spar Group Ltd.		57,252	962,453
Standard Bank Group Ltd.		384,019	6,586,156
Telkom SA Ltd.		81,771	373,436
Tiger Brands Ltd.		47,949	1,498,569
Truworths International Ltd.		130,071	1,063,406
Vodacom Group Ltd.		175,668	2,196,185
Woolworths Holdings Ltd.		292,937	1,505,443

TOTAL SOUTH AFRICA			106,428,399

Taiwan - 10.8%
Acer, Inc.		859,994	654,706
Advantech Co. Ltd.		107,459	736,399
ASE Industrial Holding Co. Ltd.		1,036,927	2,792,457
Asia Cement Corp.		730,153	777,822
Asia Pacific Telecom Co. Ltd. (a)		589,000	174,346
ASUSTeK Computer, Inc.		206,000	1,921,789
AU Optronics Corp.		2,504,000	1,030,710
Catcher Technology Co. Ltd.		191,000	2,114,472
Cathay Financial Holding Co. Ltd.		2,424,641	4,341,511
Chang Hwa Commercial Bank		1,382,239	794,260
Cheng Shin Rubber Industry Co. Ltd.		582,937	938,307
Chicony Electronics Co. Ltd.		172,927	425,290
China Airlines Ltd. (a)		772,043	281,125
China Development Finance Holding Corp.		4,019,800	1,517,186
China Life Insurance Co. Ltd.		736,951	797,031
China Steel Corp.		3,693,204	2,917,281
Chinatrust Financial Holding Co. Ltd.		5,265,826	3,748,741
Chunghwa Telecom Co. Ltd.		1,116,000	4,238,935
Compal Electronics, Inc.		1,278,000	830,954
Delta Electronics, Inc.		583,381	2,111,307
E.SUN Financial Holdings Co. Ltd.		2,729,387	1,926,678
ECLAT Textile Co. Ltd.		52,613	633,623
EVA Airways Corp.		569,596	305,325
Evergreen Marine Corp. (Taiwan) (a)		516,195	260,633
Far Eastern Textile Ltd.		1,029,705	981,053
Far EasTone Telecommunications Co. Ltd.		483,000	1,275,623
Feng Tay Enterprise Co. Ltd.		91,520	414,271
First Financial Holding Co. Ltd.		2,705,607	1,856,830
Formosa Chemicals & Fibre Corp.		869,760	3,189,969
Formosa Petrochemical Corp.		400,000	1,629,247
Formosa Plastics Corp.		1,227,520	4,300,034
Formosa Taffeta Co. Ltd.		232,000	261,851
Foxconn Technology Co. Ltd.		255,587	633,469
Fubon Financial Holding Co. Ltd.		1,981,334	3,383,776
Giant Manufacturing Co. Ltd.		83,000	420,788
GlobalWafers Co. Ltd.		64,000	1,030,654
Highwealth Construction Corp.		272,000	418,025
HIWIN Technologies Corp.		62,672	942,414
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,620,087	12,827,466
Hotai Motor Co. Ltd.		84,000	821,897
HTC Corp. (a)		206,000	416,902
Hua Nan Financial Holdings Co. Ltd.		2,142,820	1,293,539
Innolux Corp.		2,716,347	1,009,034
Inventec Corp.		781,865	591,325
Largan Precision Co. Ltd.		30,000	3,483,067
Lite-On Technology Corp.		630,279	830,251
Macronix International Co. Ltd. (a)		531,000	842,051
MediaTek, Inc.		445,292	5,055,605
Mega Financial Holding Co. Ltd.		3,196,413	2,816,819
Micro-Star International Co. Ltd.		201,000	626,642
Nan Ya Plastics Corp.		1,407,860	3,849,279
Nanya Technology Corp.		307,000	953,962
Nien Made Enterprise Co. Ltd.		44,000	390,140
Novatek Microelectronics Corp.		168,000	703,936
Pegatron Corp.		580,000	1,349,859
Phison Electronics Corp.		41,000	370,509
Pou Chen Corp.		623,000	777,728
Powertech Technology, Inc.		206,000	588,657
President Chain Store Corp.		169,000	1,658,238
Quanta Computer, Inc.		799,000	1,450,106
Realtek Semiconductor Corp.		139,401	526,239
Ruentex Development Co. Ltd.		269,800	322,494
Ruentex Industries Ltd.		150,000	290,125
Shin Kong Financial Holding Co. Ltd.		2,467,533	1,001,084
Sinopac Holdings Co.		3,014,050	1,082,732
Standard Foods Corp.		172,812	386,877
Synnex Technology International Corp.		441,500	632,960
TaiMed Biologics, Inc. (a)		52,000	539,535
Taishin Financial Holdings Co. Ltd.		2,901,782	1,407,538
Taiwan Business Bank		1,017,973	312,277
Taiwan Cement Corp.		1,049,000	1,439,009
Taiwan Cooperative Financial Holding Co. Ltd.		2,364,028	1,371,214
Taiwan High Speed Rail Corp.		486,000	372,635
Taiwan Mobile Co. Ltd.		473,900	1,746,968
Taiwan Semiconductor Manufacturing Co. Ltd.		7,286,000	55,401,649
TECO Electric & Machinery Co. Ltd.		616,000	499,099
Unified-President Enterprises Corp.		1,411,983	3,392,152
United Microelectronics Corp.		3,525,000	1,897,568
Vanguard International Semiconductor Corp.		268,000	542,277
Win Semiconductors Corp.		102,000	763,471
Winbond Electronics Corp.		898,000	548,648
Wistron Corp.		728,899	578,596
WPG Holding Co. Ltd.		460,000	617,898
Yageo Corp.		62,000	1,297,279
Yuanta Financial Holding Co. Ltd.		2,933,952	1,397,755

TOTAL TAIWAN			178,083,983

Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)		308,500	2,030,578
Airports of Thailand PCL (For. Reg.)		1,253,200	2,818,914
Bangkok Bank PCL (For. Reg.)		68,600	437,015
Bangkok Dusit Medical Services PCL (For. Reg.)		1,138,400	810,683
Bangkok Expressway and Metro PCL		2,069,400	506,979
Banpu PCL (For. Reg.)		549,900	335,649
Berli Jucker PCL (For. Reg)		367,800	694,157
BTS Group Holdings PCL		1,638,200	461,638
Bumrungrad Hospital PCL (For. Reg.)		99,700	598,394
C.P. ALL PCL (For. Reg.)		1,471,100	4,046,261
Central Pattana PCL (For. Reg.)		407,700	1,040,069
Charoen Pokphand Foods PCL (For. Reg.)		918,620	708,773
Delta Electronics PCL (For. Reg.)		138,000	293,645
Electricity Generating PCL (For. Reg.)		37,100	261,498
Energy Absolute PCL		308,800	349,074
Glow Energy PCL (For. Reg.)		139,200	379,059
Home Product Center PCL (For. Reg.)		1,199,006	567,096
Indorama Ventures PCL (For. Reg.)		477,800	906,587
IRPC PCL (For. Reg.)		3,106,800	691,144
Kasikornbank PCL		54,600	346,059
Kasikornbank PCL (For. Reg.)		508,100	3,220,372
KCE Electronics PCL		74,000	160,116
Krung Thai Bank PCL (For. Reg.)		972,270	558,333
Minor International PCL (For. Reg.)		690,980	877,506
PTT Exploration and Production PCL (For. Reg.)		423,039	1,792,162
PTT Global Chemical PCL (For. Reg.)		672,939	2,079,132
PTT PCL (For. Reg.)		3,139,000	5,584,079
Robinsons Department Store PCL (For. Reg.)		135,600	281,829
Siam Cement PCL (For. Reg.)		125,750	1,859,486
Siam Commercial Bank PCL (For. Reg.)		538,400	2,229,416
Thai Oil PCL (For. Reg.)		334,700	996,067
Thai Union Frozen Products PCL (For. Reg.)		497,120	282,693
TMB PCL (For. Reg.)		2,897,500	215,789
True Corp. PCL (For. Reg.)		3,052,219	734,027

TOTAL THAILAND			39,154,279

Turkey - 0.9%
Akbank T.A.S.		655,113	1,364,382
Anadolu Efes Biracilik Ve Malt Sanayii A/S		59,374	389,386
Arcelik A/S		65,953	293,550
Aselsan A/S		55,151	342,140
Bim Birlesik Magazalar A/S JSC		61,218	1,039,113
Coca-Cola Icecek Sanayi A/S		19,366	171,343
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		519,062	310,510
Eregli Demir ve Celik Fabrikalari T.A.S.		425,825	1,065,060
Ford Otomotiv Sanayi A/S		21,481	296,930
Haci Omer Sabanci Holding A/S		264,133	625,529
Koc Holding A/S		238,796	806,549
Petkim Petrokimya Holding A/S		234,478	414,454
TAV Havalimanlari Holding A/S		43,848	235,102
Tofas Turk Otomobil Fabrikasi A/S		33,836	208,409
Tupras Turkiye Petrol Rafinerileri A/S		35,670	908,851
Turk Hava Yollari AO (a)		163,600	672,991
Turk Sise ve Cam Fabrikalari A/S		229,029	254,282
Turk Telekomunikasyon (a)		140,840	217,738
Turkcell Iletisim Hizmet A/S		337,689	1,160,518
Turkiye Garanti Bankasi A/S		685,066	1,553,250
Turkiye Halk Bankasi A/S		176,143	358,608
Turkiye Is Bankasi A/S Series C		478,658	725,864
Turkiye Vakiflar Bankasi TAO		206,187	303,030
Ulker Biskuvi Sanayi A/S		40,149	210,525
Yapi ve Kredi Bankasi A/S (a)		302,039	295,934

TOTAL TURKEY			14,224,048

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC		594,132	1,137,102
Aldar Properties PJSC		1,020,283	583,313
Damac Properties Dubai Co. PJSC (a)		549,208	414,169
DP World Ltd.		48,798	1,085,756
Dubai Investments Ltd.		375,909	194,445
Dubai Islamic Bank Pakistan Ltd.		369,581	553,393
Dubai Parks and Resorts PJSC (a)		913,149	95,960
Emaar Malls Group PJSC (a)		681,375	411,813
Emaar Properties PJSC		1,065,160	1,679,016
Emirates Telecommunications Corp.		510,458	2,383,337
National Bank of Abu Dhabi PJSC		413,860	1,397,129

TOTAL UNITED ARAB EMIRATES			9,935,433

United States of America - 0.4%
Southern Copper Corp.		25,320	1,337,149
Yum China Holdings, Inc.		112,750	4,821,190

TOTAL UNITED STATES OF AMERICA			6,158,339

TOTAL COMMON STOCKS
(Cost $1,251,723,592)			1,550,746,537

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.6%
Banco Bradesco SA (PN)		983,063	9,700,984
Braskem SA (PN-A)		51,100	665,881
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		65,200	424,343
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		45,700	1,027,050
Companhia Energetica de Minas Gerais (CEMIG) (PN)		276,033	666,602
Gerdau SA		304,400	1,446,752
Itau Unibanco Holding SA		957,721	13,945,349
Itausa-Investimentos Itau SA (PN)		1,200,274	4,663,088
Lojas Americanas SA (PN)		220,984	1,258,458
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		1,151,800	7,552,194
Telefonica Brasil SA		131,900	1,850,184

TOTAL BRAZIL			43,200,885

Chile - 0.1%
Embotelladora Andina SA Class B		74,749	371,685
Sociedad Quimica y Minera de Chile SA (PN-B)		28,118	1,535,772

TOTAL CHILE			1,907,457

Colombia - 0.2%
Bancolombia SA (PN)		121,756	1,443,410
Grupo Aval Acciones y Valores SA		968,403	425,773
Grupo de Inversiones Suramerica SA (a)		34,647	450,209

TOTAL COLOMBIA			2,319,392

Korea (South) - 0.8%
AMOREPACIFIC Corp.		3,226	537,704
Hyundai Motor Co.		6,466	621,890
Hyundai Motor Co. Series 2		11,881	1,275,827
LG Chemical Ltd.		2,763	531,483
LG Household & Health Care Ltd.		751	539,972
Samsung Electronics Co. Ltd.		5,066	10,000,284

TOTAL KOREA (SOUTH)			13,507,160

Russia - 0.1%
AK Transneft OAO		131	358,743
Surgutneftegas OJSC		1,996,940	982,733

TOTAL RUSSIA			1,341,476

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $48,849,127)			62,276,370
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	54,701
		Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.74% (f)		34,382,969	34,389,846
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)		50,285,443	50,290,472
TOTAL MONEY MARKET FUNDS
(Cost $84,680,318)			84,680,318
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,385,305,946)			1,697,757,926
NET OTHER ASSETS (LIABILITIES) - (2.6)%(h)			(42,543,566)
NET ASSETS - 100%			$1,655,214,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	740	June 2018	$42,631,400	$(532,826)	$(532,826)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $35,935,526.

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,031,011 or 0.5% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,882,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$243,379
Fidelity Securities Lending Cash Central Fund	86,477
Total	$329,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$153,011,031	$67,009,554	$86,001,477	$--
Consumer Staples	106,051,661	52,179,111	53,848,790	23,760
Energy	118,526,358	55,547,069	62,979,289	--
Financials	384,556,199	116,680,633	267,875,566	--
Health Care	43,935,411	15,410,502	28,524,909	--
Industrials	85,624,704	37,980,227	46,836,471	808,006
Information Technology	440,744,014	212,412,973	227,850,446	480,595
Materials	122,178,557	56,155,639	65,994,893	28,025
Real Estate	46,111,852	7,150,606	38,961,246	--
Telecommunication Services	74,524,836	20,582,749	53,942,087	--
Utilities	37,758,284	13,399,581	24,358,703	--
Corporate Bonds	54,701	--	54,701	--
Money Market Funds	84,680,318	84,680,318	--	--
Total Investments in Securities:	$1,697,757,926	$739,188,962	$957,228,578	$1,340,386
Derivative Instruments:
Liabilities
Futures Contracts	$(532,826)	$(532,826)	$--	$--
Total Liabilities	$(532,826)	$(532,826)	$--	$--
Total Derivative Instruments:	$(532,826)	$(532,826)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$577,806,058
Level 2 to Level 1	$486,077

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(532,826)
Total Equity Risk	0	(532,826)
Total Value of Derivatives	$0	$(532,826)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,185,062) — See accompanying schedule: Unaffiliated issuers (cost $1,300,625,628)	$1,613,077,608
Fidelity Central Funds (cost $84,680,318)	84,680,318
Total Investment in Securities (cost $1,385,305,946)		$1,697,757,926
Segregated cash with brokers for derivative instruments		1,882,400
Foreign currency held at value (cost $4,953,297)		4,912,576
Receivable for investments sold		1,017,471
Receivable for fund shares sold		2,022,273
Dividends receivable		1,344,361
Distributions receivable from Fidelity Central Funds		59,222
Other receivables		3,475
Total assets		1,708,999,704
Liabilities
Payable for fund shares redeemed	$1,260,387
Accrued management fee	110,053
Payable for daily variation margin on futures contracts	340,875
Other affiliated payables	57,322
Other payables and accrued expenses	1,719,271
Collateral on securities loaned	50,297,436
Total liabilities		53,785,344
Net Assets		$1,655,214,360
Net Assets consist of:
Paid in capital		$1,406,780,234
Undistributed net investment income		6,562,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,277,013)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		310,148,282
Net Assets		$1,655,214,360
Investor Class:
Net Asset Value, offering price and redemption price per share ($40,155,481 ÷ 3,504,244 shares)		$11.46
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,082,044,875 ÷ 94,406,061 shares)		$11.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($312,687,699 ÷ 27,249,879 shares)		$11.47
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($220,326,305 ÷ 19,204,709 shares)		$11.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$13,161,142
Interest		9,188
Income from Fidelity Central Funds		329,856
Income before foreign taxes withheld		13,500,186
Less foreign taxes withheld		(1,523,810)
Total income		11,976,376
Expenses
Management fee	$626,975
Transfer agent fees	327,070
Independent trustees' fees and expenses	2,987
Miscellaneous	2,155
Total expenses before reductions	959,187
Expense reductions	(3,980)	955,207
Net investment income (loss)		11,021,169
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,849)	(1,769,646)
Fidelity Central Funds	(2,876)
Foreign currency transactions	(30,291)
Futures contracts	3,028,936
Total net realized gain (loss)		1,226,123
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $110,883)	45,296,625
Fidelity Central Funds	(249)
Assets and liabilities in foreign currencies	(21,582)
Futures contracts	(1,080,975)
Total change in net unrealized appreciation (depreciation)		44,193,819
Net gain (loss)		45,419,942
Net increase (decrease) in net assets resulting from operations		$56,441,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,021,169	$24,352,616
Net realized gain (loss)	1,226,123	1,339,665
Change in net unrealized appreciation (depreciation)	44,193,819	230,671,077
Net increase (decrease) in net assets resulting from operations	56,441,111	256,363,358
Distributions to shareholders from net investment income	(24,959,275)	(12,638,479)
Distributions to shareholders from net realized gain	(1,777,378)	–
Total distributions	(26,736,653)	(12,638,479)
Share transactions - net increase (decrease)	233,296,378	363,360,248
Redemption fees	26,623	185,042
Total increase (decrease) in net assets	263,027,459	607,270,169
Net Assets
Beginning of period	1,392,186,901	784,916,732
End of period	$1,655,214,360	$1,392,186,901
Other Information
Undistributed net investment income end of period	$6,562,857	$20,500,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$9.02	$8.41	$10.16	$10.04	$9.76
Income from Investment Operations
Net investment income (loss)A	.07	.21	.17	.24	.25	.26
Net realized and unrealized gain (loss)	.38	2.10	.61	(1.82)	.06	.19
Total from investment operations	.45	2.31	.78	(1.58)	.31	.45
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.19)	(.12)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.19)	(.13)	(.17)	(.17)	(.19)	(.19)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.02
Net asset value, end of period	$11.46	$11.20	$9.02	$8.41	$10.16	$10.04
Total ReturnD,E	4.12%	25.97%	9.76%	(15.68)%	3.18%	4.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%H	.30%	.41%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.29%H	.30%	.31%	.31%	.31%	.32%
Expenses net of all reductions	.29%H	.30%	.31%	.31%	.31%	.32%
Net investment income (loss)	1.24%H	2.15%	2.05%	2.55%	2.50%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$40,155	$32,614	$19,862	$23,983	$16,792	$10,259
Portfolio turnover rateI	2%H	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$9.03	$8.42	$10.17	$10.05	$9.77
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.25	.26	.26
Net realized and unrealized gain (loss)	.38	2.09	.61	(1.82)	.06	.21
Total from investment operations	.46	2.32	.79	(1.57)	.32	.47
Distributions from net investment income	(.20)	(.14)	(.18)	(.18)	(.20)	(.14)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.21)	(.14)	(.18)	(.18)	(.20)	(.20)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$11.46	$11.21	$9.03	$8.42	$10.17	$10.05
Total ReturnC,D	4.19%	26.14%	9.87%	(15.57)%	3.30%	4.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G	.14%	.27%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.13%G	.14%	.18%	.20%	.20%	.20%
Expenses net of all reductions	.13%G	.14%	.18%	.20%	.20%	.20%
Net investment income (loss)	1.40%G	2.31%	2.18%	2.66%	2.61%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,082,045	$913,578	$583,548	$443,052	$323,342	$210,071
Portfolio turnover rateH	2%G	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.25	.26	.27
Net realized and unrealized gain (loss)	.37	2.10	.62	(1.81)	.06	.20
Total from investment operations	.45	2.33	.80	(1.56)	.32	.47
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.20)	(.15)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.21)	(.14)	(.19)	(.19)	(.20)	(.21)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$11.47	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnC,D	4.13%	26.26%	9.94%	(15.49)%	3.37%	4.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.11%	.20%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.10%G	.11%	.12%	.13%	.13%	.13%
Expenses net of all reductions	.10%G	.11%	.12%	.13%	.13%	.13%
Net investment income (loss)	1.43%G	2.34%	2.24%	2.73%	2.68%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$312,688	$253,315	$181,237	$49,626	$21,598	$474
Portfolio turnover rateH	2%G	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.08	.24	.19	.26	.27	.26
Net realized and unrealized gain (loss)	.38	2.09	.61	(1.82)	.06	.21
Total from investment operations	.46	2.33	.80	(1.56)	.33	.47
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.21)	(.15)
Distributions from net realized gain	(.01)	–	–	–	–	(.06)
Total distributions	(.22)B	(.14)	(.19)	(.19)	(.21)	(.21)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$11.47	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnD,E	4.15%	26.29%	9.98%	(15.46)%	3.40%	4.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.19%	.25%	.25%	.24%
Expenses net of fee waivers, if any	.08%H	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%H	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.45%H	2.36%	2.26%	2.76%	2.71%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$220,326	$192,681	$269	$243	$111	$7,372
Portfolio turnover rateI	2%H	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	23.9
Industrials	11.3
Information Technology	11.1
Consumer Discretionary	11.1
Consumer Staples	8.6
Materials	7.6
Health Care	7.3
Energy	7.3
Telecommunication Services	4.2
Real Estate	2.8

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	16.1%
United Kingdom	10.9%
France	6.9%
Germany	6.4%
Canada	6.2%
Switzerland	5.0%
Cayman Islands	4.3%
Australia	4.3%
Korea (South)	3.8%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
		Shares	Value
Australia - 4.3%
AGL Energy Ltd.		128,281	$2,090,653
Alumina Ltd.		493,311	971,021
Amcor Ltd.		226,358	2,332,613
AMP Ltd.		571,093	1,728,795
APA Group unit		230,040	1,440,099
Aristocrat Leisure Ltd.		106,534	2,137,133
ASX Ltd.		37,678	1,656,430
Aurizon Holdings Ltd.		397,649	1,338,186
Australia & New Zealand Banking Group Ltd.		577,201	11,603,012
Bank of Queensland Ltd.		81,576	614,619
Bendigo & Adelaide Bank Ltd.		95,139	757,232
BHP Billiton Ltd.		632,312	14,751,365
BlueScope Steel Ltd.		112,306	1,380,179
Boral Ltd.		227,511	1,170,838
Brambles Ltd.		311,144	2,302,211
Caltex Australia Ltd.		50,577	1,176,157
Challenger Ltd.		113,126	914,620
Cimic Group Ltd.		20,079	683,264
Coca-Cola Amatil Ltd.		106,107	740,639
Cochlear Ltd.		11,246	1,636,627
Commonwealth Bank of Australia		344,541	18,551,615
Computershare Ltd.		92,415	1,175,662
Crown Ltd.		75,088	728,799
CSL Ltd.		89,086	11,410,941
DEXUS Property Group unit		196,924	1,400,435
Dominos Pizza Enterprises Ltd.		11,598	367,160
Flight Centre Travel Group Ltd.		10,880	455,781
Fortescue Metals Group Ltd.		305,603	1,036,870
Goodman Group unit		357,114	2,429,640
Harvey Norman Holdings Ltd. (a)		106,263	280,107
Healthscope Ltd.		351,704	640,782
Incitec Pivot Ltd.		328,107	933,701
Insurance Australia Group Ltd.		469,242	2,777,875
Lendlease Group unit		107,904	1,447,140
Macquarie Group Ltd.		63,781	5,194,214
Medibank Private Ltd.		535,921	1,177,825
Mirvac Group unit		722,208	1,211,995
National Australia Bank Ltd.		528,059	11,479,499
Newcrest Mining Ltd.		149,695	2,372,660
Orica Ltd.		74,747	1,113,664
Origin Energy Ltd. (b)		342,881	2,503,299
QBE Insurance Group Ltd.		270,744	2,022,073
Ramsay Health Care Ltd.		27,635	1,343,495
realestate.com.au Ltd.		10,281	622,430
Rio Tinto Ltd.		81,294	4,838,145
Santos Ltd. (b)		366,012	1,685,784
Scentre Group unit		1,053,451	3,184,069
SEEK Ltd.		65,110	947,080
Sonic Healthcare Ltd.		78,177	1,386,097
South32 Ltd.		1,012,301	2,809,157
SP AusNet		368,473	475,656
Stockland Corp. Ltd. unit		485,564	1,509,332
Suncorp Group Ltd.		257,089	2,703,987
Sydney Airport unit		216,194	1,157,521
Tabcorp Holdings Ltd.		373,162	1,227,086
Telstra Corp. Ltd.		821,954	1,954,298
The GPT Group unit		349,642	1,267,841
TPG Telecom Ltd.		69,604	291,959
Transurban Group unit		439,005	3,825,361
Treasury Wine Estates Ltd.		142,345	2,033,255
Vicinity Centers unit		632,015	1,157,204
Wesfarmers Ltd.		223,025	7,337,431
Westfield Corp. unit (b)		392,439	2,711,824
Westpac Banking Corp.		667,260	14,333,054
Woodside Petroleum Ltd.		185,389	4,492,626
Woolworths Group Ltd.		256,669	5,368,432

TOTAL AUSTRALIA			190,800,554

Austria - 0.2%
Andritz AG		14,277	768,255
Erste Group Bank AG		59,645	2,924,308
OMV AG		29,306	1,822,581
Raiffeisen International Bank-Holding AG		29,098	983,885
Voestalpine AG		22,552	1,190,389

TOTAL AUSTRIA			7,689,418

Bailiwick of Jersey - 0.8%
Experian PLC		182,059	4,171,372
Glencore Xstrata PLC		2,407,483	11,623,537
Randgold Resources Ltd.		18,818	1,525,831
Shire PLC		178,925	9,527,744
Wolseley PLC		49,546	3,806,117
WPP PLC		250,373	4,296,433

TOTAL BAILIWICK OF JERSEY			34,951,034

Belgium - 0.7%
Ageas		36,945	1,983,127
Anheuser-Busch InBev SA NV		149,847	14,968,617
Colruyt NV		11,687	658,805
Groupe Bruxelles Lambert SA		15,614	1,790,515
KBC Groep NV		49,509	4,328,584
Proximus		29,071	892,749
Solvay SA Class A		14,571	2,034,091
Telenet Group Holding NV (b)		10,111	592,920
UCB SA		24,863	1,884,341
Umicore SA		40,932	2,286,608

TOTAL BELGIUM			31,420,357

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)(b)		636,000	319,828
Alibaba Pictures Group Ltd. (b)		2,410,000	271,478
Beijing Enterprises Water Group Ltd.		1,126,000	653,736
Brilliance China Automotive Holdings Ltd.		598,000	1,064,749
Cheung Kong Infrastructure Holdings Ltd.		131,500	1,037,852
China Gas Holdings Ltd.		349,000	1,236,744
China Resource Gas Group Ltd.		170,000	625,193
Cosco Shipping Ports Ltd.		321,734	282,957
Credicorp Ltd. (United States)		13,438	3,124,201
GOME Electrical Appliances Holdings Ltd. (a)		2,035,104	218,909
Haier Electronics Group Co. Ltd.		257,000	889,162
Hanergy Thin Film Power Group Ltd. (b)(c)		576,000	1
Hongkong Land Holdings Ltd.		228,536	1,651,685
Jardine Matheson Holdings Ltd.		43,276	2,620,523
Jardine Strategic Holdings Ltd.		42,900	1,623,566
Kerry Properties Ltd.		122,500	585,614
Kingston Financial Group Ltd. (a)		766,000	389,423
Kunlun Energy Co. Ltd.		618,000	529,142
Li & Fung Ltd.		1,172,000	589,426
Nine Dragons Paper (Holdings) Ltd.		312,000	465,335
NWS Holdings Ltd.		308,871	609,036
Shangri-La Asia Ltd.		254,000	494,313
Sihuan Pharmaceutical Holdings Group Ltd.		730,000	176,432
Yue Yuen Industrial (Holdings) Ltd.		146,500	415,176

TOTAL BERMUDA			19,874,481

Brazil - 1.1%
Ambev SA		929,800	6,192,120
Atacadao Distribuicao Comercio e Industria Ltda		75,400	325,000
Banco Bradesco SA		199,432	1,816,020
Banco do Brasil SA		168,800	1,768,372
Banco Santander SA (Brasil) unit		84,000	913,805
BB Seguridade Participacoes SA		139,300	1,092,705
BM&F BOVESPA SA		403,666	2,915,263
BR Malls Participacoes SA		174,440	543,756
Brasil Foods SA (b)		85,500	605,275
CCR SA		247,500	844,970
Centrais Eletricas Brasileiras SA (Electrobras) (b)		43,400	236,252
Cielo SA		240,671	1,319,046
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		65,300	655,386
Companhia Energetica de Minas Gerais (CEMIG)		1,217	2,675
Companhia Siderurgica Nacional SA (CSN) (b)		118,500	296,994
Cosan SA Industria e Comercio		31,200	354,286
Drogasil SA		46,800	918,847
EDP Energias do Brasil SA		62,881	249,320
Embraer SA		127,200	803,896
ENGIE Brasil Energia SA		31,500	332,606
Equatorial Energia SA		41,100	834,741
Fibria Celulose SA		47,700	936,925
Hypermarcas SA		67,100	603,348
Itausa-Investimentos Itau SA (b)		19,020	73,296
JBS SA		156,300	390,393
Klabin SA unit		112,700	682,982
Kroton Educacional SA		280,452	1,121,584
Localiza Rent A Car SA		96,567	768,798
Lojas Renner SA		141,180	1,314,193
M. Dias Branco SA		19,300	242,407
Multiplan Empreendimentos Imobiliarios SA		16,022	304,231
Natura Cosmeticos SA		32,700	300,659
Odontoprev SA		53,800	230,822
Petroleo Brasileiro SA - Petrobras (ON) (b)		587,200	4,128,436
Porto Seguro SA		21,700	279,984
Qualicorp SA		44,400	308,615
Rumo SA (b)		209,000	885,947
Sul America SA unit		39,547	244,064
Suzano Papel e Celulose SA		84,500	990,400
Terna Participacoes SA unit		41,700	253,423
TIM Participacoes SA		162,100	738,038
Ultrapar Participacoes SA		71,600	1,235,505
Vale SA		624,845	8,680,979
Weg SA		141,050	715,879

TOTAL BRAZIL			48,452,243

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		412,852	211,409
Canada - 6.0%
Agnico Eagle Mines Ltd. (Canada)		45,482	1,913,932
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		85,362	3,690,521
AltaGas Ltd.		35,406	682,502
ARC Resources Ltd.		67,660	754,618
ATCO Ltd. Class I (non-vtg.)		14,545	440,105
Bank of Montreal		127,946	9,716,901
Bank of Nova Scotia		235,953	14,503,221
Barrick Gold Corp.		227,982	3,068,288
BCE, Inc.		29,302	1,243,558
BlackBerry Ltd. (b)		101,161	1,058,923
Bombardier, Inc. Class B (sub. vtg.) (b)		415,973	1,286,197
Brookfield Asset Management, Inc. Class A		165,905	6,575,728
CAE, Inc.		51,470	972,917
Cameco Corp.		75,730	797,437
Canadian Imperial Bank of Commerce		85,981	7,488,808
Canadian National Railway Co.		146,835	11,341,273
Canadian Natural Resources Ltd.		217,140	7,833,580
Canadian Pacific Railway Ltd.		28,651	5,227,895
Canadian Tire Ltd. Class A (non-vtg.)		12,416	1,692,084
Canadian Utilities Ltd. Class A (non-vtg.)		24,409	621,655
CCL Industries, Inc. Class B		27,968	1,356,632
Cenovus Energy, Inc.		205,788	2,061,166
CGI Group, Inc. Class A (sub. vtg.) (b)		49,624	2,875,521
CI Financial Corp.		53,776	1,131,685
Constellation Software, Inc.		3,934	2,811,602
Crescent Point Energy Corp.		104,267	913,590
Dollarama, Inc.		20,861	2,401,383
Element Financial Corp.		74,177	280,197
Emera, Inc.		10,848	337,873
Empire Co. Ltd. Class A (non-vtg.)		33,208	642,202
Enbridge, Inc.		326,085	9,876,900
Encana Corp.		190,571	2,373,325
Fairfax Financial Holdings Ltd. (sub. vtg.)		5,468	3,027,235
Finning International, Inc.		32,164	811,396
First Capital Realty, Inc.		30,330	474,102
First Quantum Minerals Ltd.		134,793	1,942,187
Fortis, Inc.		83,478	2,802,213
Franco-Nevada Corp.		36,236	2,570,203
George Weston Ltd.		9,791	802,146
Gildan Activewear, Inc.		42,954	1,251,201
Goldcorp, Inc.		169,479	2,249,248
Great-West Lifeco, Inc.		58,583	1,561,818
H&R REIT/H&R Finance Trust		27,148	435,992
Husky Energy, Inc.		71,689	1,002,792
Hydro One Ltd. (d)		56,956	904,500
IGM Financial, Inc.		16,112	494,547
Imperial Oil Ltd.		59,029	1,835,763
Industrial Alliance Insurance and Financial Services, Inc.		20,365	855,395
Intact Financial Corp.		27,251	2,077,864
Inter Pipeline Ltd.		74,401	1,341,472
Jean Coutu Group, Inc. Class A (sub. vtg.)		10,672	204,388
Keyera Corp.		40,282	1,084,582
Kinross Gold Corp. (b)		238,603	923,601
Linamar Corp.		9,369	525,020
Loblaw Companies Ltd.		41,601	2,115,772
Lundin Mining Corp.		125,284	829,405
Magna International, Inc. Class A (sub. vtg.)		67,241	3,971,249
Manulife Financial Corp.		389,583	7,351,997
Methanex Corp.		16,479	993,271
Metro, Inc. Class A (sub. vtg.)		45,082	1,430,461
National Bank of Canada		68,335	3,245,507
Nutrien Ltd.		127,106	5,786,320
Onex Corp. (sub. vtg.)		16,669	1,234,645
Open Text Corp.		51,881	1,831,665
Pembina Pipeline Corp.		98,108	3,124,449
Power Corp. of Canada (sub. vtg.)		69,513	1,651,810
Power Financial Corp.		49,587	1,286,454
PrairieSky Royalty Ltd.		43,469	963,871
Restaurant Brands International, Inc.		43,757	2,381,169
Restaurant Brands International, Inc.		292	15,891
RioCan (REIT)		30,570	555,948
Rogers Communications, Inc. Class B (non-vtg.)		71,980	3,397,880
Royal Bank of Canada		286,615	21,796,089
Saputo, Inc.		42,138	1,366,256
Seven Generations Energy Ltd. (b)		47,472	677,353
Shaw Communications, Inc. Class B		83,503	1,716,301
Shopify, Inc. Class A (b)		17,080	2,288,197
Smart (REIT)		12,614	282,942
SNC-Lavalin Group, Inc.		34,674	1,520,152
Sun Life Financial, Inc.		120,760	4,984,836
Suncor Energy, Inc.		327,178	12,511,733
Teck Resources Ltd. Class B (sub. vtg.)		111,262	2,792,924
TELUS Corp. (b)		39,181	1,402,210
The Toronto-Dominion Bank		363,570	20,419,045
Thomson Reuters Corp.		55,906	2,248,083
Tourmaline Oil Corp.		43,876	825,270
TransCanada Corp.		172,124	7,298,127
Turquoise Hill Resources Ltd. (b)		192,503	569,735
Valeant Pharmaceuticals International, Inc. (Canada) (b)		66,984	1,210,401
Vermilion Energy, Inc.		24,631	832,576
West Fraser Timber Co. Ltd.		13,070	885,313
Wheaton Precious Metals Corp.		86,987	1,805,525

TOTAL CANADA			266,750,716

Cayman Islands - 4.3%
3SBio, Inc. (d)		195,000	418,990
58.com, Inc. ADR (b)		18,393	1,607,364
AAC Technology Holdings, Inc.		143,000	2,052,446
Agile Property Holdings Ltd.		300,000	591,778
Airtac International Group		25,000	433,018
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		226,836	40,499,299
Anta Sports Products Ltd.		217,000	1,238,244
ASM Pacific Technology Ltd.		58,300	798,904
Autohome, Inc. ADR Class A		10,185	993,547
Baidu.com, Inc. sponsored ADR (b)		54,262	13,614,336
Chailease Holding Co. Ltd.		230,816	840,693
Cheung Kong Property Holdings Ltd.		512,716	4,426,260
China Conch Venture Holdings Ltd.		336,000	1,043,131
China Huishan Dairy Holdings Co. Ltd. (b)(c)		461,000	12,335
China Medical System Holdings Ltd.		262,000	641,579
China Mengniu Dairy Co. Ltd.		541,000	1,744,071
China Resources Land Ltd.		544,634	2,045,497
China State Construction International Holdings Ltd.		381,250	495,836
CIFI Holdings Group Co. Ltd.		654,000	514,991
CK Hutchison Holdings Ltd.		533,216	6,305,203
Country Garden Holdings Co. Ltd.		1,046,644	2,134,176
Ctrip.com International Ltd. ADR (b)		77,890	3,185,701
ENN Energy Holdings Ltd.		152,000	1,421,433
Evergrande Real Estate Group Ltd. (a)(b)		645,000	2,043,087
Fullshare Holdings Ltd. (a)		1,317,500	718,426
GCL-Poly Energy Holdings Ltd. (a)(b)		2,473,000	305,898
Geely Automobile Holdings Ltd.		962,000	2,530,091
General Interface Solution Holding Ltd.		34,000	203,165
Haitian International Holdings Ltd.		122,000	324,679
Hengan International Group Co. Ltd.		142,500	1,267,301
JD.com, Inc. sponsored ADR (b)		129,557	4,730,126
Kingboard Chemical Holdings Ltd.		122,500	498,366
Kingsoft Corp. Ltd.		150,000	445,406
Lee & Man Paper Manufacturing Ltd.		303,000	333,748
Longfor Properties Co. Ltd.		281,500	841,892
Meitu, Inc. (b)(d)		243,500	256,788
Melco Crown Entertainment Ltd. sponsored ADR		48,081	1,500,608
MGM China Holdings Ltd.		191,200	524,341
Minth Group Ltd.		146,000	693,225
Momo, Inc. ADR (a)(b)		20,595	718,766
NetEase, Inc. ADR		15,641	4,020,832
New Oriental Education & Technology Group, Inc. sponsored ADR		26,247	2,358,030
Nexteer Auto Group Ltd.		167,000	256,941
Sands China Ltd.		471,600	2,725,556
Semiconductor Manufacturing International Corp. (a)(b)		562,100	722,913
Shenzhou International Group Holdings Ltd.		151,000	1,648,352
Shimao Property Holdings Ltd.		226,500	599,107
SINA Corp. (b)		11,556	1,104,060
Sino Biopharmaceutical Ltd.		876,000	1,844,689
SOHO China Ltd.		400,000	205,394
Sunac China Holdings Ltd.		475,000	2,017,671
Sunny Optical Technology Group Co. Ltd.		139,000	2,268,151
TAL Education Group ADR		62,431	2,273,737
Tencent Holdings Ltd.		1,121,700	55,146,042
Tingyi (Cayman Islands) Holding Corp.		394,000	741,743
Vipshop Holdings Ltd. ADR (b)		80,337	1,243,617
Want Want China Holdings Ltd.		1,014,000	896,042
Weibo Corp. sponsored ADR (a)(b)		9,373	1,073,396
WH Group Ltd. (d)		1,744,500	1,806,039
Wharf Real Estate Investment Co. Ltd.		236,000	1,769,469
Wynn Macau Ltd.		310,000	1,145,562
YY, Inc. ADR (b)		8,867	854,690
Zhen Ding Technology Holding Ltd.		96,302	209,179

TOTAL CAYMAN ISLANDS			191,925,957

Chile - 0.3%
AES Gener SA		642,460	180,160
Aguas Andinas SA		499,124	332,003
Banco de Chile		4,766,899	787,514
Banco de Credito e Inversiones		8,330	630,481
Banco Santander Chile		13,216,569	1,103,248
Cencosud SA		287,481	854,859
Colbun SA		1,502,321	373,523
Compania Cervecerias Unidas SA		28,010	388,010
Compania de Petroleos de Chile SA (COPEC)		77,588	1,264,967
CorpBanca SA		29,459,530	301,147
Empresa Nacional de Telecomunicaciones SA (ENTEL)		28,495	336,304
Empresas CMPC SA		239,165	981,834
Enel Chile SA		5,545,139	687,176
Enersis SA		5,697,714	1,300,509
LATAM Airlines Group SA		58,201	892,809
S.A.C.I. Falabella		143,921	1,395,895

TOTAL CHILE			11,810,439

China - 2.4%
Agricultural Bank of China Ltd. (H Shares)		5,105,000	2,878,263
Air China Ltd. (H Shares)		350,000	461,404
Aluminum Corp. of China Ltd. (H Shares) (b)		758,000	428,109
Anhui Conch Cement Co. Ltd. (H Shares)		245,000	1,529,163
AviChina Industry & Technology Co. Ltd. (H Shares)		399,000	251,571
Bank Communications Co. Ltd. (H Shares)		1,746,000	1,428,726
Bank of China Ltd. (H Shares)		15,706,000	8,525,708
Beijing Capital International Airport Co. Ltd. (H Shares)		322,000	438,555
BYD Co. Ltd. (H Shares) (a)		129,000	901,848
CGN Power Co. Ltd. (H Shares) (d)		2,031,000	553,862
China Cinda Asset Management Co. Ltd. (H Shares)		1,685,000	601,389
China CITIC Bank Corp. Ltd. (H Shares)		1,774,000	1,268,141
China Communications Construction Co. Ltd. (H Shares)		901,000	1,038,114
China Communications Services Corp. Ltd. (H Shares)		464,000	291,309
China Construction Bank Corp. (H Shares)		16,596,000	17,386,950
China Everbright Bank Co. Ltd. (H Shares)		486,000	242,873
China Galaxy Securities Co. Ltd. (H Shares)		634,000	416,434
China Huarong Asset Management Co. Ltd.		1,919,000	660,920
China Life Insurance Co. Ltd. (H Shares)		1,472,000	4,174,533
China Longyuan Power Grid Corp. Ltd. (H Shares)		605,000	594,243
China Merchants Bank Co. Ltd. (H Shares)		763,751	3,330,260
China Minsheng Banking Corp. Ltd. (H Shares)		1,167,500	1,092,547
China Molybdenum Co. Ltd. (H Shares)		714,000	536,548
China National Building Materials Co. Ltd. (H Shares)		755,000	882,062
China Oilfield Services Ltd. (H Shares)		350,000	349,194
China Pacific Insurance (Group) Co. Ltd. (H Shares)		515,000	2,272,529
China Petroleum & Chemical Corp. (H Shares)		4,988,000	4,857,611
China Railway Construction Corp. Ltd. (H Shares)		376,000	445,270
China Railway Group Ltd. (H Shares)		764,000	612,367
China Shenhua Energy Co. Ltd. (H Shares)		667,500	1,637,283
China Southern Airlines Ltd. (H Shares)		352,000	379,020
China Telecom Corp. Ltd. (H Shares)		2,766,000	1,340,769
China Vanke Co. Ltd. (H Shares)		226,600	936,504
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		481,000	367,952
CITIC Securities Co. Ltd. (H Shares)		467,500	1,139,640
CRRC Corp. Ltd. (H Shares)		795,950	703,524
Dongfeng Motor Group Co. Ltd. (H Shares)		518,000	572,822
Fuyao Glass Industries Group Co. Ltd.		96,800	332,709
GF Securities Co. Ltd. (H Shares)		260,200	458,107
Great Wall Motor Co. Ltd. (H Shares)		592,500	614,542
Guangzhou Automobile Group Co. Ltd. (H Shares)		402,000	736,350
Guangzhou R&F Properties Co. Ltd. (H Shares)		184,000	437,478
Haitong Securities Co. Ltd. (H Shares)		619,200	845,461
Huaneng Power International, Inc. (H Shares)		810,000	535,329
Huaneng Renewables Corp. Ltd. (H Shares)		930,000	413,016
Huatai Securities Co. Ltd. (H Shares) (d)		312,200	632,388
Industrial & Commercial Bank of China Ltd. (H Shares)		14,543,000	12,767,032
Jiangsu Expressway Co. Ltd. (H Shares)		234,000	320,843
Jiangxi Copper Co. Ltd. (H Shares)		236,000	335,520
New China Life Insurance Co. Ltd. (H Shares)		158,400	738,524
People's Insurance Co. of China Group (H Shares)		1,335,000	628,498
PetroChina Co. Ltd. (H Shares)		4,148,000	3,056,534
PICC Property & Casualty Co. Ltd. (H Shares)		903,289	1,617,040
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,027,500	10,040,113
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		388,000	238,441
Shanghai Electric Group Co. Ltd. (H Shares) (b)		598,000	217,113
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		92,500	501,751
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,040	253,221
Shanghai Pharma Holding Co. Ltd. (H Shares)		168,500	459,950
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		669,000	444,222
Sinopharm Group Co. Ltd. (H Shares)		238,800	1,006,953
TravelSky Technology Ltd. (H Shares)		179,000	522,864
Tsingtao Brewery Co. Ltd. (H Shares)		70,000	362,418
Weichai Power Co. Ltd. (H Shares)		373,600	432,497
Yanzhou Coal Mining Co. Ltd. (H Shares)		356,000	445,471
Zhejiang Expressway Co. Ltd. (H Shares)		272,000	279,322
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		104,400	553,516
Zijin Mng Group Co. Ltd. (H Shares)		1,090,000	494,423
ZTE Corp. (H Shares) (c)		137,480	310,663

TOTAL CHINA			106,560,326

Colombia - 0.1%
Bancolombia SA		43,383	512,759
Cementos Argos SA		86,907	307,227
Ecopetrol SA		946,145	1,044,178
Grupo de Inversiones Suramerica SA (b)		48,515	673,245
Interconexion Electrica SA ESP		73,479	378,780
Inversiones Argos SA		54,521	388,194

TOTAL COLOMBIA			3,304,383

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		31,031	793,544
Komercni Banka A/S		14,472	624,778
MONETA Money Bank A/S (d)		92,793	334,053
Telefonica Czech Rep A/S		11,537	157,858

TOTAL CZECH REPUBLIC			1,910,233

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		725	1,112,230
Series B		1,283	2,070,368
Carlsberg A/S Series B		20,870	2,338,771
Christian Hansen Holding A/S		19,137	1,740,714
Coloplast A/S Series B		23,545	1,994,583
Danske Bank A/S		147,366	5,144,924
DONG Energy A/S (d)		37,062	2,445,490
DSV de Sammensluttede Vognmaend A/S		37,676	2,994,075
Genmab A/S (b)		11,397	2,312,761
H Lundbeck A/S		13,540	787,860
ISS Holdings A/S		32,694	1,144,611
Novo Nordisk A/S Series B		366,753	17,247,641
Novozymes A/S Series B		44,306	2,082,952
Pandora A/S		21,107	2,351,646
Tryg A/S		25,269	600,014
Vestas Wind Systems A/S		42,730	2,764,282
William Demant Holding A/S (b)		22,904	895,415

TOTAL DENMARK			50,028,337

Egypt - 0.0%
Commercial International Bank SAE		127,815	682,332
Commercial International Bank SAE sponsored GDR		82,964	425,605
Eastern Tobacco Co.		23,322	272,123
Global Telecom Holding (b)		448,175	128,703

TOTAL EGYPT			1,508,763

Finland - 0.7%
Elisa Corp. (A Shares)		27,975	1,240,497
Fortum Corp.		87,984	2,030,428
Kone Oyj (B Shares)		67,022	3,339,410
Metso Corp.		21,364	763,397
Neste Oyj		25,541	2,155,947
Nokia Corp.		1,149,111	6,894,916
Nokian Tyres PLC		23,117	928,210
Orion Oyj (B Shares)		20,354	618,912
Sampo Oyj (A Shares)		87,913	4,750,827
Stora Enso Oyj (R Shares)		109,355	2,170,358
UPM-Kymmene Corp.		105,674	3,787,522
Wartsila Corp.		87,955	1,874,685

TOTAL FINLAND			30,555,109

France - 6.9%
Accor SA		36,965	2,092,227
Aeroports de Paris		5,931	1,306,399
Air Liquide SA		76,203	9,904,590
Alstom SA		29,945	1,363,653
Amundi SA (d)		11,902	1,012,999
Arkema SA		13,616	1,784,031
Atos Origin SA		18,489	2,498,427
AXA SA		381,718	10,916,622
BIC SA		5,522	563,144
bioMerieux SA		8,346	661,158
BNP Paribas SA		220,895	17,066,844
Bollore SA		172,716	858,899
Bollore SA (b)		720	3,555
Bouygues SA		42,135	2,149,774
Bureau Veritas SA		51,651	1,350,392
Capgemini SA		31,802	4,378,067
Carrefour SA		113,340	2,331,570
Casino Guichard Perrachon SA		10,737	557,019
CNP Assurances		34,832	893,421
Compagnie de St. Gobain		98,564	5,177,031
Credit Agricole SA		224,923	3,703,498
Danone SA		118,807	9,624,058
Dassault Aviation SA		482	963,315
Dassault Systemes SA		25,679	3,325,818
Edenred SA		43,657	1,502,526
EDF SA		106,715	1,501,324
EDF SA (b)		5,248	73,832
Eiffage SA		14,365	1,712,166
ENGIE		358,032	6,290,830
Essilor International SA		40,862	5,578,447
Eurazeo SA		8,505	747,702
Eutelsat Communications		33,735	730,847
Faurecia SA		14,719	1,205,122
Fonciere des Regions		6,377	713,485
Gecina SA		9,666	1,676,194
Groupe Eurotunnel SA		91,159	1,286,877
Hermes International SCA		6,231	4,031,657
ICADE		6,443	640,730
Iliad SA		5,134	1,028,860
Imerys SA		6,800	620,803
Ingenico SA		11,554	1,010,169
Ipsen SA		7,570	1,229,536
JCDecaux SA		14,000	500,768
Kering SA		14,908	8,634,191
Klepierre SA		43,861	1,796,625
L'Oreal SA (b)		5,097	1,223,949
L'Oreal SA		44,304	10,638,775
Lagardere S.C.A. (Reg.)		22,496	643,295
Legrand SA		52,775	4,110,655
LVMH Moet Hennessy - Louis Vuitton SA		54,791	19,067,934
Michelin CGDE Series B		33,809	4,758,474
Natixis SA		188,987	1,554,639
Orange SA		391,228	7,112,381
Pernod Ricard SA		41,744	6,933,903
Peugeot Citroen SA		114,619	2,826,412
Publicis Groupe SA		41,191	3,084,020
Remy Cointreau SA		4,508	621,145
Renault SA		37,924	4,114,405
Rexel SA		60,090	932,456
Safran SA		65,617	7,696,229
Sanofi SA		223,753	17,690,432
Schneider Electric SA		111,695	10,153,983
SCOR SE		33,741	1,371,091
SEB SA		4,463	856,395
Societe Generale Series A		151,073	8,268,042
Sodexo SA (b)		1,000	99,028
Sodexo SA (b)		1,580	156,465
Sodexo SA		15,372	1,522,265
SR Teleperformance SA		11,252	1,805,834
Suez Environnement SA		72,548	1,047,803
Thales SA		20,710	2,625,987
Total SA		478,961	30,103,539
Ubisoft Entertainment SA (b)		15,171	1,449,559
Unibail-Rodamco		19,704	4,732,736
Valeo SA		47,543	3,182,973
Veolia Environnement SA		93,452	2,218,119
VINCI SA		99,814	9,979,773
Vivendi SA		204,145	5,396,443
Wendel SA		5,360	810,387

TOTAL FRANCE			305,788,728

Germany - 6.0%
adidas AG		37,042	9,120,838
Allianz SE		87,368	20,664,620
Axel Springer Verlag AG		9,360	766,918
BASF AG		180,600	18,790,252
Bayer AG		162,775	19,454,805
Bayerische Motoren Werke AG (BMW)		65,023	7,260,909
Beiersdorf AG		19,864	2,252,931
Brenntag AG		30,686	1,760,921
Commerzbank AG (b)		207,559	2,684,443
Continental AG		21,605	5,771,152
Covestro AG (d)		32,107	2,929,644
Daimler AG (Germany)		189,149	14,961,270
Deutsche Bank AG		407,041	5,586,874
Deutsche Borse AG		37,977	5,107,492
Deutsche Lufthansa AG		47,019	1,372,376
Deutsche Post AG		190,803	8,281,699
Deutsche Telekom AG		654,050	11,448,243
Deutsche Wohnen AG (Bearer)		69,105	3,266,280
Drillisch AG		10,526	763,943
E.ON AG		433,036	4,741,643
Evonik Industries AG		32,336	1,151,163
Fraport AG Frankfurt Airport Services Worldwide		8,325	808,283
Fresenius Medical Care AG & Co. KGaA		42,530	4,315,556
Fresenius SE & Co. KGaA		81,916	6,265,704
GEA Group AG		36,602	1,432,541
Hannover Reuck SE		11,749	1,654,332
HeidelbergCement Finance AG		29,537	2,898,453
Henkel AG & Co. KGaA		20,394	2,431,995
Hochtief AG		3,703	677,916
Hugo Boss AG		12,566	1,180,592
Infineon Technologies AG		224,890	5,758,470
Innogy SE (d)		27,186	1,199,273
K&S AG		38,615	1,138,274
KION Group AG		13,966	1,168,768
Lanxess AG		17,734	1,318,343
Linde AG		12,494	2,776,901
Linde AG		24,086	5,200,622
MAN SE		6,716	774,528
Merck KGaA		25,215	2,473,119
Metro Wholesale & Food Specialist AG (a)		34,774	504,547
MTU Aero Engines Holdings AG		10,277	1,774,702
Muenchener Rueckversicherungs AG		30,409	6,975,327
OSRAM Licht AG		19,934	1,149,934
ProSiebenSat.1 Media AG		46,758	1,696,290
RWE AG		101,465	2,435,267
SAP SE		193,104	21,454,951
Schaeffler AG		34,758	539,992
Siemens AG		150,287	19,085,680
Siemens Healthineers AG (b)(d)		28,832	1,124,084
Symrise AG		24,287	1,967,975
Telefonica Deutschland Holding AG		139,915	669,256
Thyssenkrupp AG		85,121	2,220,310
TUI AG		7,441	168,483
TUI AG (GB)		80,038	1,813,149
Uniper SE		39,309	1,218,543
United Internet AG		24,549	1,594,328
Volkswagen AG		6,321	1,286,951
Vonovia SE		95,742	4,810,867
Wirecard AG		22,888	3,126,033
Zalando SE (b)(d)		22,077	1,139,723

TOTAL GERMANY			268,368,478

Greece - 0.1%
Alpha Bank AE (b)		266,250	704,136
EFG Eurobank Ergasias SA (b)		356,217	451,246
Ff Group (b)		6,325	119,918
Greek Organization of Football Prognostics SA		43,296	519,183
Hellenic Telecommunications Organization SA		47,258	687,679
Jumbo SA		19,439	355,874
National Bank of Greece SA (b)		1,055,656	441,084
Piraeus Bank SA (b)		54,301	230,295
Titan Cement Co. SA (Reg.)		8,915	235,232

TOTAL GREECE			3,744,647

Hong Kong - 2.5%
AIA Group Ltd.		2,376,600	21,240,150
Bank of East Asia Ltd.		249,816	1,096,960
Beijing Enterprises Holdings Ltd.		96,500	482,007
BOC Hong Kong (Holdings) Ltd.		732,000	3,784,093
BYD Electronic International Co. Ltd.		129,500	197,463
China Everbright International Ltd.		524,000	734,992
China Everbright Ltd.		176,000	387,300
China Jinmao Holdings Group Ltd.		994,000	562,680
China Merchants Holdings International Co. Ltd.		251,123	561,101
China Mobile Ltd.		1,213,000	11,555,640
China Overseas Land and Investment Ltd.		752,000	2,519,675
China Resources Beer Holdings Co. Ltd.		323,162	1,391,836
China Resources Pharmaceutical Group Ltd.		362,000	500,450
China Resources Power Holdings Co. Ltd.		370,523	710,705
China Taiping Insurance Group Ltd.		326,377	1,091,461
China Unicom Ltd.		1,210,000	1,710,999
CITIC Pacific Ltd.		1,153,000	1,758,326
CLP Holdings Ltd.		324,500	3,369,634
CNOOC Ltd.		3,555,000	6,014,042
CSPC Pharmaceutical Group Ltd.		916,000	2,333,106
Far East Horizon Ltd.		377,000	374,092
Fosun International Ltd.		522,500	1,110,309
Galaxy Entertainment Group Ltd.		468,000	4,096,232
Guangdong Investment Ltd.		598,000	925,604
Hang Lung Group Ltd.		169,000	510,467
Hang Lung Properties Ltd.		403,000	953,729
Hang Seng Bank Ltd.		151,300	3,832,417
Henderson Land Development Co. Ltd.		232,500	1,474,179
Hong Kong & China Gas Co. Ltd.		1,639,810	3,426,295
Hong Kong Exchanges and Clearing Ltd.		232,545	7,533,189
Hysan Development Co. Ltd.		121,020	704,357
Lenovo Group Ltd.		1,512,000	717,862
Link (REIT)		435,547	3,849,421
MTR Corp. Ltd.		300,107	1,686,229
New World Development Co. Ltd.		1,196,732	1,755,033
PCCW Ltd.		846,913	523,521
Power Assets Holdings Ltd.		271,500	2,020,189
Shanghai Industrial Holdings Ltd.		98,000	256,985
Sino Land Ltd.		618,673	1,067,938
Sino-Ocean Group Holding Ltd.		577,591	401,057
SJM Holdings Ltd.		369,000	369,601
Sun Art Retail Group Ltd.		455,372	511,816
Sun Hung Kai Properties Ltd.		286,781	4,618,449
Swire Pacific Ltd. (A Shares)		102,000	1,007,894
Swire Properties Ltd.		237,200	841,939
Techtronic Industries Co. Ltd.		266,000	1,558,279
Wharf Holdings Ltd.		247,000	821,734
Wheelock and Co. Ltd.		160,000	1,187,074

TOTAL HONG KONG			110,138,511

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		70,395	813,455
OTP Bank PLC		47,540	2,076,997
Richter Gedeon PLC		26,699	540,068

TOTAL HUNGARY			3,430,520

India - 2.1%
ACC Ltd.		9,321	222,072
Adani Ports & Special Economic Zone Ltd.		148,404	907,800
Ambuja Cements Ltd.		112,932	425,070
Ashok Leyland Ltd.		222,905	549,284
Asian Paints Ltd.		57,570	1,038,841
Aurobindo Pharma Ltd.		50,212	483,993
Axis Bank Ltd.		356,650	2,764,914
Bajaj Auto Ltd.		15,971	707,049
Bajaj Finance Ltd.		34,791	994,639
Bajaj Finserv Ltd.		7,248	596,271
Bharat Forge Ltd.		39,863	462,930
Bharat Heavy Electricals Ltd.		183,714	241,603
Bharat Petroleum Corp. Ltd.		154,054	895,119
Bharti Airtel Ltd.		275,011	1,688,814
Bharti Infratel Ltd.		95,927	451,471
Bosch Ltd.		1,387	404,080
Britannia Industries Ltd.		5,450	451,953
Cadila Healthcare Ltd. (b)		40,609	251,453
Cipla Ltd. (b)		66,056	601,723
Coal India Ltd.		130,013	556,517
Container Corp. of India Ltd.		7,490	146,584
Dabur India Ltd.		110,192	611,047
Dr. Reddy's Laboratories Ltd.		23,659	751,816
Eicher Motors Ltd.		2,650	1,238,150
GAIL India Ltd.		128,791	628,748
Glenmark Pharmaceuticals Ltd.		28,576	245,435
Godrej Consumer Products Ltd.		47,761	800,341
Grasim Industries Ltd.		65,556	1,074,877
Havells India Ltd.		47,522	389,754
HCL Technologies Ltd.		109,615	1,732,956
Hero Motocorp Ltd.		9,476	530,820
Hindalco Industries Ltd.		234,673	825,647
Hindustan Petroleum Corp. Ltd.		116,307	531,027
Hindustan Unilever Ltd.		126,761	2,868,424
Housing Development Finance Corp. Ltd.		297,848	8,427,020
ICICI Bank Ltd.		464,678	1,985,891
Idea Cellular Ltd. (b)		380,671	394,860
IDFC Bank Ltd.		285,469	206,784
Indiabulls Housing Finance Ltd.		63,545	1,244,133
Indian Oil Corp. Ltd.		222,183	540,159
Infosys Ltd.		341,028	6,140,529
Infosys Ltd. sponsored ADR		2,307	40,765
ITC Ltd.		678,699	2,868,186
JSW Steel Ltd.		173,319	842,728
Larsen & Toubro Ltd.		93,349	1,962,352
LIC Housing Finance Ltd.		56,246	460,501
Lupin Ltd. (b)		42,230	514,362
Mahindra & Mahindra Financial Services Ltd. (b)		55,323	437,983
Mahindra & Mahindra Ltd.		146,810	1,922,523
Marico Ltd.		94,585	471,881
Maruti Suzuki India Ltd.		20,600	2,723,380
Motherson Sumi Systems Ltd.		120,795	640,007
Nestle India Ltd.		4,412	623,394
NTPC Ltd.		315,147	814,845
Oil & Natural Gas Corp. Ltd.		244,591	662,934
Petronet LNG Ltd.		114,189	388,779
Piramal Enterprises Ltd. (b)		15,536	605,925
Power Finance Corp. Ltd.		139,249	183,450
Reliance Industries Ltd.		560,658	8,095,004
Rural Electrification Corp. Ltd.		131,108	250,722
Shree Cement Ltd.		1,588	403,924
Shriram Transport Finance Co. Ltd.		28,146	679,458
Siemens India Ltd.		14,569	245,452
State Bank of India		342,349	1,264,941
Sun Pharmaceutical Industries Ltd.		189,321	1,501,930
Tata Consultancy Services Ltd.		90,433	4,795,934
Tata Motors Ltd. (b)		302,076	1,534,101
Tata Motors Ltd. Class A (b)		91,368	261,844
Tata Power Co. Ltd.		210,949	279,319
Tata Steel Ltd.		72,644	646,197
Tech Mahindra Ltd.		95,385	958,745
Titan Co. Ltd. (b)		59,427	875,545
Ultratech Cemco Ltd.		17,474	1,077,326
United Spirits Ltd. (b)		11,115	604,074
UPL Ltd. (b)		73,125	800,612
Vakrangee Ltd.		84,460	126,601
Vedanta Ltd.		292,384	1,303,891
Wipro Ltd.		229,444	956,240
Yes Bank Ltd.		334,856	1,815,936
Zee Entertainment Enterprises Ltd. (b)		105,408	930,945

TOTAL INDIA			91,583,334

Indonesia - 0.5%
PT Adaro Energy Tbk		2,745,700	359,553
PT AKR Corporindo Tbk		334,100	116,988
PT Astra International Tbk		3,953,900	2,023,713
PT Bank Central Asia Tbk		1,948,300	3,080,813
PT Bank Danamon Indonesia Tbk Series A		641,100	305,601
PT Bank Mandiri (Persero) Tbk		3,654,300	1,851,103
PT Bank Negara Indonesia (Persero) Tbk		1,426,900	821,489
PT Bank Rakyat Indonesia Tbk		11,016,600	2,540,081
PT Bank Tabungan Negara Tbk		811,400	180,827
PT Bumi Serpong Damai Tbk		1,483,600	179,151
PT Charoen Pokphand Indonesia Tbk		1,405,800	370,607
PT Gudang Garam Tbk		92,100	457,541
PT Hanjaya Mandala Sampoerna Tbk		1,781,100	451,321
PT Indocement Tunggal Prakarsa Tbk		351,800	445,207
PT Indofood CBP Sukses Makmur Tbk		446,400	277,332
PT Indofood Sukses Makmur Tbk		832,700	416,326
PT Jasa Marga Tbk		504,596	157,743
PT Kalbe Farma Tbk		4,035,000	435,597
PT Matahari Department Store Tbk		472,100	349,554
PT Pakuwon Jati Tbk		4,737,400	200,249
PT Perusahaan Gas Negara Tbk Series B		2,078,500	294,220
PT Semen Gresik (Persero) Tbk		564,700	390,030
PT Surya Citra Media Tbk		1,168,600	213,903
PT Telkomunikasi Indonesia Tbk Series B		10,008,400	2,731,038
PT Tower Bersama Infrastructure Tbk		366,700	146,047
PT Unilever Indonesia Tbk		305,200	1,014,380
PT United Tractors Tbk		320,900	782,959
PT Waskita Karya Persero Tbk		895,000	141,381
PT XL Axiata Tbk (b)		698,000	105,793

TOTAL INDONESIA			20,840,547

Ireland - 0.4%
AIB Group PLC		161,039	961,074
Bank Ireland Group PLC		177,407	1,596,063
CRH PLC		164,619	5,845,854
CRH PLC sponsored ADR (a)		769	27,192
DCC PLC (United Kingdom)		17,791	1,714,501
James Hardie Industries PLC CDI		85,638	1,512,319
Kerry Group PLC Class A		31,446	3,208,819
Paddy Power Betfair PLC (Ireland)		16,037	1,587,067
Ryanair Holdings PLC (b)		12,173	226,901
Ryanair Holdings PLC sponsored ADR (b)		3,659	402,380

TOTAL IRELAND			17,082,170

Isle of Man - 0.1%
Gaming VC Holdings SA		104,755	1,287,130
Genting Singapore PLC		1,202,600	1,053,617
NEPI Rockcastle PLC		71,842	791,752

TOTAL ISLE OF MAN			3,132,499

Israel - 0.3%
Azrieli Group		7,854	360,298
Bank Hapoalim BM (Reg.)		208,704	1,430,039
Bank Leumi le-Israel BM		289,424	1,712,925
Bezeq The Israel Telecommunication Corp. Ltd.		399,405	504,063
Check Point Software Technologies Ltd. (a)(b)		25,535	2,464,383
Elbit Systems Ltd. (Israel)		4,554	527,026
Frutarom Industries Ltd.		7,476	717,698
Israel Chemicals Ltd.		132,964	597,774
Mizrahi Tefahot Bank Ltd.		27,878	510,549
NICE Systems Ltd. (b)		11,359	1,077,526
NICE Systems Ltd. sponsored ADR (b)		976	92,886
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		181,281	3,259,432

TOTAL ISRAEL			13,254,599

Italy - 1.4%
Assicurazioni Generali SpA		245,107	4,954,893
Atlantia SpA		89,963	2,987,581
Davide Campari-Milano SpA		115,159	864,991
Enel SpA		1,594,614	10,115,789
Eni SpA		500,679	9,787,481
Intesa Sanpaolo SpA		2,656,441	10,104,989
Intesa Sanpaolo SpA (Risparmio Shares)		176,849	701,768
Leonardo SpA		80,130	929,912
Luxottica Group SpA		33,668	2,104,431
Mediobanca SpA		124,413	1,512,177
Poste Italiane SpA (d)		104,095	1,018,966
Prysmian SpA		40,213	1,183,923
Recordati SpA		20,700	741,171
Snam Rete Gas SpA		446,970	2,150,947
Telecom Italia SpA (a)(b)		2,211,713	2,185,301
Terna SpA		273,770	1,645,419
UniCredit SpA		394,130	8,554,750
Unipolsai SpA		184,848	497,786

TOTAL ITALY			62,042,275

Japan - 16.1%
ABC-MART, Inc.		6,200	408,910
ACOM Co. Ltd.		75,900	344,369
AEON Co. Ltd.		119,700	2,395,204
AEON Financial Service Co. Ltd.		22,300	523,434
AEON MALL Co. Ltd.		23,770	482,271
Air Water, Inc.		30,100	582,066
Aisin Seiki Co. Ltd.		34,800	1,890,889
Ajinomoto Co., Inc.		107,600	1,974,438
Alfresa Holdings Corp.		38,200	844,230
All Nippon Airways Ltd.		23,100	917,069
Alps Electric Co. Ltd.		40,300	895,064
Amada Holdings Co. Ltd.		67,200	809,572
Aozora Bank Ltd.		23,400	947,173
Asahi Glass Co. Ltd.		40,100	1,665,331
Asahi Group Holdings		76,400	3,868,921
Asahi Kasei Corp.		249,900	3,446,069
Asics Corp.		32,100	608,408
Astellas Pharma, Inc.		407,900	5,966,041
Bandai Namco Holdings, Inc.		39,000	1,325,329
Bank of Kyoto Ltd.		11,900	716,264
Benesse Holdings, Inc.		13,900	507,327
Bridgestone Corp.		128,000	5,373,143
Brother Industries Ltd.		46,800	1,008,606
Calbee, Inc.		16,000	540,066
Canon, Inc.		209,900	7,220,391
Casio Computer Co. Ltd.		38,400	573,611
Central Japan Railway Co.		28,200	5,667,344
Chiba Bank Ltd.		141,300	1,142,602
Chubu Electric Power Co., Inc.		125,200	1,962,406
Chugai Pharmaceutical Co. Ltd.		43,800	2,315,807
Chugoku Electric Power Co., Inc.		55,100	690,514
Coca-Cola West Co. Ltd.		24,300	1,046,954
Concordia Financial Group Ltd.		238,900	1,392,054
Credit Saison Co. Ltd.		30,400	545,876
CYBERDYNE, Inc. (a)(b)		18,100	231,962
Dai Nippon Printing Co. Ltd.		49,800	1,074,171
Dai-ichi Mutual Life Insurance Co.		212,800	4,231,862
Daicel Chemical Industries Ltd.		54,000	625,357
Daifuku Co. Ltd.		19,100	1,027,333
Daiichi Sankyo Kabushiki Kaisha		112,200	3,848,793
Daikin Industries Ltd.		49,100	5,751,239
Dainippon Sumitomo Pharma Co. Ltd.		31,900	582,149
Daito Trust Construction Co. Ltd.		13,600	2,271,021
Daiwa House Industry Co. Ltd.		111,900	4,104,638
Daiwa House REIT Investment Corp.		348	830,845
Daiwa Securities Group, Inc.		317,000	1,950,658
DeNA Co. Ltd.		19,200	366,191
DENSO Corp.		93,800	4,938,829
Dentsu, Inc.		43,000	2,037,505
Disco Corp.		5,600	987,633
Don Quijote Holdings Co. Ltd.		23,400	1,262,898
East Japan Railway Co.		64,200	6,160,428
Eisai Co. Ltd.		52,900	3,554,249
Electric Power Development Co. Ltd.		29,800	811,786
FamilyMart Co. Ltd.		15,900	1,546,076
Fanuc Corp.		38,200	8,182,846
Fast Retailing Co. Ltd.		10,500	4,630,488
Fuji Electric Co. Ltd.		108,000	774,533
Fujifilm Holdings Corp.		81,500	3,284,006
Fujitsu Ltd.		383,000	2,332,965
Fukuoka Financial Group, Inc.		155,000	830,864
Hakuhodo DY Holdings, Inc.		46,800	655,423
Hamamatsu Photonics K.K.		27,500	1,061,562
Hankyu Hanshin Holdings, Inc.		48,100	1,898,568
Hikari Tsushin, Inc.		4,200	682,327
Hino Motors Ltd.		50,000	611,508
Hirose Electric Co. Ltd.		6,383	900,346
Hisamitsu Pharmaceutical Co., Inc.		11,900	928,531
Hitachi Chemical Co. Ltd.		20,000	440,176
Hitachi Construction Machinery Co. Ltd.		21,100	769,150
Hitachi High-Technologies Corp.		13,600	635,712
Hitachi Ltd.		953,000	6,987,969
Hitachi Metals Ltd.		43,300	497,483
Honda Motor Co. Ltd.		339,000	11,656,840
Hoshizaki Corp.		10,800	1,004,720
Hoya Corp.		76,000	4,075,302
Hulic Co. Ltd.		57,300	616,924
Idemitsu Kosan Co. Ltd.		26,700	1,046,556
IHI Corp.		29,800	978,613
Iida Group Holdings Co. Ltd.		28,800	564,040
INPEX Corp.		185,900	2,384,968
Isetan Mitsukoshi Holdings Ltd.		63,700	709,720
Isuzu Motors Ltd.		110,100	1,685,944
Itochu Corp.		295,100	5,922,516
J. Front Retailing Co. Ltd.		48,500	787,482
Japan Airlines Co. Ltd.		22,500	887,075
Japan Airport Terminal Co. Ltd.		8,900	365,949
Japan Exchange Group, Inc.		103,500	1,921,926
Japan Post Bank Co. Ltd.		77,600	1,056,246
Japan Post Holdings Co. Ltd.		308,900	3,758,114
Japan Prime Realty Investment Corp.		164	595,573
Japan Real Estate Investment Corp.		243	1,262,569
Japan Retail Fund Investment Corp.		528	990,121
Japan Tobacco, Inc.		216,600	5,818,203
JFE Holdings, Inc.		102,300	2,109,727
JGC Corp.		42,300	1,038,927
JSR Corp.		37,000	698,911
JTEKT Corp.		42,300	686,814
JX Holdings, Inc.		602,300	3,935,996
Kajima Corp.		181,000	1,746,753
Kakaku.com, Inc.		26,100	499,223
Kamigumi Co. Ltd.		23,400	528,705
Kaneka Corp.		57,000	563,639
Kansai Electric Power Co., Inc.		140,600	1,967,783
Kansai Paint Co. Ltd.		40,700	917,351
Kao Corp.		97,500	7,005,694
Kawasaki Heavy Industries Ltd.		29,700	997,064
KDDI Corp.		355,800	9,550,955
Keihan Electric Railway Co., Ltd.		20,000	647,640
Keihin Electric Express Railway Co. Ltd.		44,800	822,481
Keio Corp.		23,100	1,058,644
Keisei Electric Railway Co.		27,600	901,317
Keyence Corp.		19,120	11,713,011
Kikkoman Corp.		29,500	1,280,438
Kintetsu Group Holdings Co. Ltd.		35,300	1,438,543
Kirin Holdings Co. Ltd.		171,200	4,812,455
Kobe Steel Ltd.		61,100	632,686
Koito Manufacturing Co. Ltd.		21,800	1,465,697
Komatsu Ltd.		181,900	6,200,741
Konami Holdings Corp.		17,800	875,997
Konica Minolta, Inc.		92,000	791,072
Kose Corp.		6,000	1,111,416
Kubota Corp.		208,800	3,532,525
Kuraray Co. Ltd.		69,600	1,160,000
Kurita Water Industries Ltd.		19,300	626,738
Kyocera Corp.		63,500	4,064,883
Kyowa Hakko Kirin Co., Ltd.		50,300	1,092,318
Kyushu Electric Power Co., Inc.		82,300	1,017,834
Kyushu Financial Group, Inc.		64,700	318,410
Kyushu Railway Co.		30,900	992,124
Lawson, Inc.		9,900	654,748
LINE Corp. (b)		8,500	307,396
Lion Corp.		43,300	935,553
LIXIL Group Corp.		52,200	1,171,301
M3, Inc.		41,200	1,562,148
Mabuchi Motor Co. Ltd.		9,500	479,693
Makita Corp.		44,400	1,998,244
Marubeni Corp.		323,000	2,435,205
Marui Group Co. Ltd.		39,500	822,013
Maruichi Steel Tube Ltd.		10,800	369,978
Mazda Motor Corp.		111,000	1,544,882
McDonald's Holdings Co. (Japan) Ltd.		13,300	622,905
Mebuki Financial Group, Inc.		192,740	749,309
Medipal Holdings Corp.		33,200	713,988
Meiji Holdings Co. Ltd.		24,200	1,943,615
Minebea Mitsumi, Inc.		76,700	1,541,437
Misumi Group, Inc.		55,900	1,549,369
Mitsubishi Chemical Holdings Corp.		278,800	2,651,048
Mitsubishi Corp.		297,400	8,234,813
Mitsubishi Electric Corp.		381,000	5,856,847
Mitsubishi Estate Co. Ltd.		247,600	4,524,284
Mitsubishi Gas Chemical Co., Inc.		34,000	800,549
Mitsubishi Heavy Industries Ltd.		62,700	2,481,158
Mitsubishi Materials Corp.		21,400	653,824
Mitsubishi Motors Corp. of Japan		129,800	968,869
Mitsubishi Tanabe Pharma Corp.		43,200	823,535
Mitsubishi UFJ Financial Group, Inc.		2,346,400	15,724,032
Mitsubishi UFJ Lease & Finance Co. Ltd.		88,100	561,706
Mitsui & Co. Ltd.		336,500	6,083,903
Mitsui Chemicals, Inc.		37,000	1,062,752
Mitsui Fudosan Co. Ltd.		176,300	4,534,097
Mitsui OSK Lines Ltd.		23,600	700,531
mixi, Inc.		7,900	260,876
Mizuho Financial Group, Inc.		4,743,400	8,581,934
MS&AD Insurance Group Holdings, Inc.		94,000	3,157,409
Murata Manufacturing Co. Ltd.		37,800	4,772,111
Nabtesco Corp.		21,500	777,831
Nagoya Railroad Co. Ltd.		35,800	940,192
NEC Corp.		50,600	1,390,898
New Hampshire Foods Ltd.		18,700	818,510
Nexon Co. Ltd. (b)		76,900	1,120,579
NGK Insulators Ltd.		50,100	922,075
NGK Spark Plug Co. Ltd.		30,300	781,614
Nidec Corp.		47,000	7,369,008
Nikon Corp.		66,700	1,164,138
Nintendo Co. Ltd.		22,300	9,369,936
Nippon Building Fund, Inc.		260	1,462,678
Nippon Electric Glass Co. Ltd.		15,800	455,992
Nippon Express Co. Ltd.		15,800	1,195,262
Nippon Paint Holdings Co. Ltd.		32,100	1,315,478
Nippon Prologis REIT, Inc.		349	735,224
Nippon Steel & Sumitomo Metal Corp.		150,570	3,284,938
Nippon Telegraph & Telephone Corp.		135,800	6,444,414
Nippon Yusen KK		30,800	657,585
Nissan Chemical Industries Co. Ltd.		23,700	1,056,874
Nissan Motor Co. Ltd.		455,700	4,800,023
Nisshin Seifun Group, Inc.		37,695	825,138
Nissin Food Holdings Co. Ltd.		11,600	854,190
Nitori Holdings Co. Ltd.		15,700	2,654,007
Nitto Denko Corp.		32,200	2,400,567
NKSJ Holdings, Inc.		70,050	2,941,177
NOK Corp.		19,800	407,519
Nomura Holdings, Inc.		717,700	4,133,633
Nomura Real Estate Holdings, Inc.		24,300	604,166
Nomura Real Estate Master Fund, Inc.		758	1,058,787
Nomura Research Institute Ltd.		26,102	1,349,033
NSK Ltd.		76,100	1,023,299
NTT Data Corp.		124,400	1,341,636
NTT DOCOMO, Inc.		267,100	6,900,264
Obayashi Corp.		126,900	1,464,945
OBIC Co. Ltd.		12,800	1,073,692
Odakyu Electric Railway Co. Ltd.		57,900	1,250,475
Oji Holdings Corp.		168,000	1,183,315
Olympus Corp.		57,200	2,137,413
OMRON Corp.		37,600	2,043,030
Ono Pharmaceutical Co. Ltd.		79,400	1,840,828
Oracle Corp. Japan		7,900	650,384
Oriental Land Co. Ltd.		43,000	4,293,313
ORIX Corp.		261,600	4,604,083
Osaka Gas Co. Ltd.		73,300	1,578,377
Otsuka Corp.		20,200	942,371
Otsuka Holdings Co. Ltd.		77,200	4,047,845
Panasonic Corp.		433,900	6,424,822
Park24 Co. Ltd.		22,300	632,364
Pola Orbis Holdings, Inc.		17,900	782,675
Rakuten, Inc.		180,000	1,279,184
Recruit Holdings Co. Ltd.		217,100	5,018,402
Renesas Electronics Corp. (b)		164,100	1,723,260
Resona Holdings, Inc.		430,600	2,452,356
Ricoh Co. Ltd.		137,800	1,350,016
Rinnai Corp.		6,700	667,426
ROHM Co. Ltd.		18,800	1,757,556
Ryohin Keikaku Co. Ltd.		4,600	1,580,040
Sankyo Co. Ltd. (Gunma)		8,600	302,479
Santen Pharmaceutical Co. Ltd.		73,900	1,247,215
SBI Holdings, Inc. Japan		39,330	995,482
Secom Co. Ltd.		41,600	3,121,142
Sega Sammy Holdings, Inc.		35,800	588,152
Seibu Holdings, Inc.		44,500	752,657
Seiko Epson Corp.		54,400	1,022,613
Sekisui Chemical Co. Ltd.		78,200	1,387,742
Sekisui House Ltd.		116,600	2,137,987
Seven & i Holdings Co. Ltd.		147,900	6,516,595
Seven Bank Ltd.		110,400	371,636
Sharp Corp. (a)		30,300	891,095
Shimadzu Corp.		49,000	1,333,919
Shimamura Co. Ltd.		4,400	513,172
SHIMANO, Inc.		14,600	1,941,859
SHIMIZU Corp.		109,100	1,081,819
Shin-Etsu Chemical Co. Ltd.		76,600	7,711,151
Shinsei Bank Ltd.		31,500	492,151
Shionogi & Co. Ltd.		58,800	3,030,362
Shiseido Co. Ltd.		74,900	4,872,748
Shizuoka Bank Ltd.		101,900	1,036,524
Showa Shell Sekiyu K.K.		35,300	499,534
SMC Corp.		11,300	4,312,441
SoftBank Corp.		162,300	12,401,134
Sohgo Security Services Co., Ltd.		13,700	677,982
Sony Corp.		248,800	11,620,482
Sony Financial Holdings, Inc.		34,700	634,516
Stanley Electric Co. Ltd.		27,500	997,416
Start Today Co. Ltd.		37,800	1,092,645
Subaru Corp.		121,300	4,082,169
Sumco Corp.		45,600	1,127,069
Sumitomo Chemical Co. Ltd.		309,000	1,777,909
Sumitomo Corp.		234,800	4,230,137
Sumitomo Electric Industries Ltd.		147,400	2,264,529
Sumitomo Heavy Industries Ltd.		23,600	904,537
Sumitomo Metal Mining Co. Ltd.		49,000	2,105,763
Sumitomo Mitsui Financial Group, Inc.		264,500	11,023,901
Sumitomo Mitsui Trust Holdings, Inc.		64,600	2,745,441
Sumitomo Realty & Development Co. Ltd.		71,000	2,824,543
Sumitomo Rubber Industries Ltd.		33,700	603,283
Sundrug Co. Ltd.		14,200	731,303
Suntory Beverage & Food Ltd.		27,200	1,341,090
Suzuken Co. Ltd.		13,930	600,167
Suzuki Motor Corp.		68,000	3,664,362
Sysmex Corp.		30,600	2,709,550
T&D Holdings, Inc.		104,900	1,783,837
Taiheiyo Cement Corp.		23,400	887,239
Taisei Corp.		39,600	2,140,834
Taisho Pharmaceutical Holdings Co. Ltd.		6,200	594,932
Taiyo Nippon Sanso Corp.		25,100	372,643
Takashimaya Co. Ltd.		61,000	524,515
Takeda Pharmaceutical Co. Ltd.		140,400	5,912,251
TDK Corp.		25,300	2,187,020
Teijin Ltd.		39,100	737,149
Temp Holdings Co., Ltd.		35,200	838,141
Terumo Corp.		64,000	3,629,711
The Hachijuni Bank Ltd.		81,600	432,184
The Suruga Bank Ltd.		32,800	446,454
THK Co. Ltd.		24,200	847,841
Tobu Railway Co. Ltd.		38,300	1,222,713
Toho Co. Ltd.		21,600	723,161
Toho Gas Co. Ltd.		15,200	461,617
Tohoku Electric Power Co., Inc.		89,100	1,150,019
Tokio Marine Holdings, Inc.		132,300	6,259,199
Tokyo Electric Power Co., Inc. (b)		286,700	1,366,362
Tokyo Electron Ltd.		30,900	5,951,331
Tokyo Gas Co. Ltd.		77,300	2,073,213
Tokyo Tatemono Co. Ltd.		40,800	622,151
Tokyu Corp.		103,200	1,737,936
Tokyu Fudosan Holdings Corp.		100,300	790,876
Toppan Printing Co. Ltd.		101,000	846,286
Toray Industries, Inc.		291,400	2,720,095
Toshiba Corp. (b)		1,288,000	3,452,104
Tosoh Corp.		57,600	1,023,227
Toto Ltd.		27,500	1,562,157
Toyo Seikan Group Holdings Ltd.		33,300	524,844
Toyo Suisan Kaisha Ltd.		17,000	670,234
Toyoda Gosei Co. Ltd.		12,200	309,576
Toyota Industries Corp.		32,300	1,911,645
Toyota Motor Corp.		513,282	33,657,134
Toyota Tsusho Corp.		41,000	1,475,805
Trend Micro, Inc.		23,300	1,398,171
Tsuruha Holdings, Inc.		7,100	1,021,615
Unicharm Corp.		79,700	2,241,836
United Urban Investment Corp.		591	907,151
USS Co. Ltd.		42,400	892,448
West Japan Railway Co.		32,100	2,275,659
Yahoo! Japan Corp.		276,900	1,139,819
Yakult Honsha Co. Ltd.		21,800	1,555,434
Yamada Denki Co. Ltd.		121,800	639,528
Yamaguchi Financial Group, Inc.		40,000	500,549
Yamaha Corp.		32,700	1,582,355
Yamaha Motor Co. Ltd.		56,000	1,792,902
Yamato Holdings Co. Ltd.		67,800	1,747,407
Yamazaki Baking Co. Ltd.		26,800	587,874
Yaskawa Electric Corp.		49,500	2,024,012
Yokogawa Electric Corp.		45,200	998,105
Yokohama Rubber Co. Ltd.		25,000	591,154

TOTAL JAPAN			717,025,503

Korea (South) - 3.6%
AMOREPACIFIC Corp.		6,312	2,056,996
AMOREPACIFIC Group, Inc.		5,490	733,077
BGF Retail Co. Ltd.		1,685	300,521
BGFretail Co. Ltd.		2,286	27,109
BS Financial Group, Inc.		49,660	484,578
Celltrion Healthcare Co. Ltd.		6,701	561,897
Celltrion, Inc.		16,035	4,057,693
Cheil Industries, Inc.		14,899	1,947,718
Cheil Worldwide, Inc.		14,313	255,273
CJ CheilJedang Corp.		1,663	532,632
CJ Corp.		2,787	422,894
CJ E&M Corp.		3,627	306,505
Coway Co. Ltd.		10,667	871,548
Daelim Industrial Co.		5,272	423,365
Daewoo Engineering & Construction Co. Ltd. (b)		34,104	202,218
Db Insurance Co. Ltd.		9,439	554,393
DGB Financial Group Co. Ltd.		32,192	360,720
Dong Suh Companies, Inc.		8,055	207,218
Doosan Bobcat, Inc.		6,913	210,438
Doosan Heavy Industries & Construction Co. Ltd.		11,852	198,101
E-Mart Co. Ltd.		4,219	1,063,688
GS Engineering & Construction Corp.		9,428	359,187
GS Holdings Corp.		9,752	558,207
GS Retail Co. Ltd.		5,894	204,736
Hana Financial Group, Inc.		57,887	2,581,044
Hankook Tire Co. Ltd.		14,136	652,730
Hanmi Pharm Co. Ltd.		1,201	522,601
Hanmi Science Co. Ltd.		2,543	184,743
Hanon Systems		35,715	363,511
Hanssem Co. Ltd.		2,000	217,569
Hanwha Chemical Corp.		20,439	552,521
Hanwha Corp.		8,590	320,443
Hanwha Life Insurance Co. Ltd.		49,540	288,194
Hanwha Techwin Co. Ltd. (b)		7,578	170,535
Hotel Shilla Co.		6,005	650,447
Hyosung Corp.		4,011	492,515
Hyundai Department Store Co. Ltd.		2,962	286,264
Hyundai Engineering & Construction Co. Ltd.		14,767	876,981
Hyundai Fire & Marine Insurance Co. Ltd.		11,954	426,958
Hyundai Glovis Co. Ltd.		3,597	565,954
Hyundai Heavy Industries Co. Ltd. (b)		7,836	874,386
Hyundai Industrial Development & Construction Co. (c)		11,424	494,968
Hyundai Mobis		13,313	3,082,965
Hyundai Motor Co.		30,080	4,494,059
Hyundai Robotics Co. Ltd.		1,867	736,567
Hyundai Steel Co.		15,174	858,645
Hyundai Wia Corp.		2,960	148,425
Industrial Bank of Korea		48,253	759,216
ING Life Insurance Korea Ltd. (d)		6,276	241,447
Kakao Corp.		9,221	955,745
Kangwon Land, Inc.		22,358	603,353
KB Financial Group, Inc.		78,833	4,466,879
KCC Corp.		1,104	403,076
KEPCO Plant Service & Engineering Co. Ltd.		4,991	236,285
Kia Motors Corp.		51,961	1,606,003
Korea Aerospace Industries Ltd.		13,017	525,092
Korea Electric Power Corp.		50,628	1,766,303
Korea Express Co. Ltd. (b)		1,608	234,986
Korea Gas Corp. (b)		5,699	291,622
Korea Investment Holdings Co. Ltd.		7,462	634,767
Korea Zinc Co. Ltd.		1,610	651,712
Korean Air Lines Co. Ltd.		9,109	290,471
KT Corp.		2,367	60,021
KT Corp. sponsored ADR (a)		4,577	61,469
KT&G Corp.		22,882	2,089,651
Kumho Petro Chemical Co. Ltd.		3,489	350,228
LG Chemical Ltd.		8,824	2,966,258
LG Corp.		19,277	1,459,827
LG Display Co. Ltd.		47,363	1,031,353
LG Electronics, Inc.		20,801	1,981,186
LG Household & Health Care Ltd.		1,850	2,366,646
LG Innotek Co. Ltd.		2,694	293,065
Lotte Chemical Corp.		3,089	1,194,151
Lotte Confectionery Co. Ltd.		5,621	341,693
Lotte Shopping Co. Ltd.		2,147	513,231
Medy-Tox, Inc.		810	527,634
Mirae Asset Daewoo Co. Ltd.		69,952	638,822
NAVER Corp.		5,478	3,662,486
NCSOFT Corp.		3,517	1,182,268
Netmarble Corp. (d)		4,872	671,027
Oci Co. Ltd.		3,193	465,119
Orion Corp./Republic of Korea		4,154	482,922
Ottogi Corp.		238	176,457
POSCO		14,683	5,045,605
Posco Daewoo Corp.		8,274	174,222
S-Oil Corp.		8,611	884,478
S1 Corp.		3,231	295,969
Samsung Biologics Co. Ltd. (b)(d)		3,302	1,504,658
Samsung Card Co. Ltd.		5,624	195,882
Samsung Electro-Mechanics Co. Ltd.		11,405	1,261,986
Samsung Electronics Co. Ltd.		19,051	47,208,378
Samsung Fire & Marine Insurance Co. Ltd.		6,071	1,516,439
Samsung Heavy Industries Co. Ltd. (b)		48,326	331,672
Samsung Life Insurance Co. Ltd.		13,817	1,509,526
Samsung SDI Co. Ltd.		10,778	1,846,780
Samsung SDS Co. Ltd.		6,949	1,589,752
Samsung Securities Co. Ltd.		12,729	440,970
Shinhan Financial Group Co. Ltd.		83,573	3,711,237
Shinsegae Co. Ltd.		1,411	550,078
SillaJen, Inc. (b)		10,410	817,500
SK C&C Co. Ltd.		6,451	1,770,987
SK Energy Co. Ltd.		12,673	2,325,321
SK Hynix, Inc.		114,840	9,061,307
SK Networks Co. Ltd.		27,926	146,550
SK Telecom Co. Ltd.		3,863	823,164
STX Pan Ocean Co. Ltd. (Korea) (b)		43,787	224,879
Woori Bank		95,874	1,436,868
Woori Investment & Securities Co. Ltd.		26,870	391,411
Yuhan Corp.		1,637	350,046

TOTAL KOREA (SOUTH)			158,341,873

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		131,180	4,450,612
Eurofins Scientific SA		2,242	1,212,391
Millicom International Cellular SA (depository receipt)		13,017	868,132
PLAY Communications SA (d)		23,760	200,649
RTL Group SA		7,675	632,564
SES SA (France) (depositary receipt)		71,784	1,109,585
Tenaris SA		92,512	1,733,790

TOTAL LUXEMBOURG			10,207,723

Malaysia - 0.6%
AirAsia Group BHD		300,900	294,105
Alliance Bank Malaysia Bhd		222,900	246,203
AMMB Holdings Bhd		318,100	314,334
Astro Malaysia Holdings Bhd (d)		299,300	145,022
Axiata Group Bhd		521,979	700,732
British American Tobacco (Malaysia) Bhd		30,700	191,518
Bumiputra-Commerce Holdings Bhd		927,871	1,691,865
Dialog Group Bhd		601,322	470,133
DiGi.com Bhd		593,900	697,454
Felda Global Ventures Holdings Bhd (d)		279,200	120,894
Gamuda Bhd		326,200	426,157
Genting Bhd		462,400	1,050,643
Genting Malaysia Bhd		610,800	795,651
Genting Plantations Bhd		48,500	122,471
Hap Seng Consolidated Bhd		125,000	311,186
Hartalega Holdings Bhd		254,700	379,262
Hong Leong Bank Bhd		124,800	601,986
Hong Leong Credit Bhd		45,600	225,232
IHH Healthcare Bhd (d)		397,000	613,661
IJM Corp. Bhd		551,500	417,724
IOI Corp. Bhd		421,200	511,980
IOI Properties Group Bhd		403,750	160,416
Kuala Lumpur Kepong Bhd		91,800	595,248
Malayan Banking Bhd		846,872	2,322,857
Malaysia Airports Holdings Bhd		159,402	365,374
Maxis Bhd		374,000	554,177
MISC Bhd		261,100	474,347
Nestle (Malaysia) BHD		11,200	393,630
Petronas Chemicals Group Bhd		460,600	990,053
Petronas Dagangan Bhd		47,700	327,602
Petronas Gas Bhd		144,600	654,586
PPB Group Bhd		90,900	445,013
Press Metal Bhd		252,200	307,853
Public Bank Bhd		575,900	3,486,533
RHB Capital Bhd		176,374	237,276
RHB Capital Bhd (b)(c)		46,292	0
SapuraKencana Petroleum Bhd		783,600	126,217
Sime Darby Bhd		455,285	308,488
Sime Darby Plantation Bhd		493,485	699,904
Sime Darby Property Bhd		481,285	182,447
SP Setia Bhd		308,677	250,064
Telekom Malaysia Bhd		213,826	287,763
Tenaga Nasional Bhd		664,200	2,675,882
UMW Holdings Bhd (b)		94,200	146,325
Westports Holdings Bhd		234,100	197,885
YTL Corp. Bhd		852,422	313,461
YTL Power International Bhd		525,587	122,796

TOTAL MALAYSIA			26,954,410

Malta - 0.0%
Brait SA		70,058	242,081
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,340,600	347,600
Mexico - 0.7%
Alfa SA de CV Series A		627,200	805,210
America Movil S.A.B. de CV Series L		6,646,700	6,151,966
Banco Santander Mexico SA		350,460	519,448
CEMEX S.A.B. de CV unit		2,852,494	1,784,520
Coca-Cola FEMSA S.A.B. de CV Series L		95,600	620,718
Compartamos S.A.B. de CV (a)		185,600	148,364
El Puerto de Liverpool S.A.B. de CV Class C		38,270	255,337
Embotelladoras Arca S.A.B. de CV		84,900	586,790
Fibra Uno Administracion SA de CV		634,500	1,050,712
Fomento Economico Mexicano S.A.B. de CV unit		386,400	3,735,066
Gruma S.A.B. de CV Series B		41,265	504,018
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		68,700	714,622
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		39,750	714,848
Grupo Bimbo S.A.B. de CV Series A		315,300	733,877
Grupo Carso SA de CV Series A1		86,700	311,529
Grupo Financiero Banorte S.A.B. de CV Series O		496,000	3,103,506
Grupo Financiero Inbursa S.A.B. de CV Series O		445,000	741,427
Grupo Lala S.A.B. de CV (a)		121,900	155,911
Grupo Mexico SA de CV Series B		760,824	2,529,157
Grupo Televisa SA de CV		480,600	1,724,831
Industrias Penoles SA de CV		28,485	597,876
Infraestructura Energetica Nova S.A.B. de CV		102,600	451,665
Kimberly-Clark de Mexico SA de CV Series A		292,000	529,914
Mexichem S.A.B. de CV		201,137	628,296
Promotora y Operadora de Infraestructura S.A.B. de CV		43,550	446,257
Wal-Mart de Mexico SA de CV Series V		1,022,800	2,842,197

TOTAL MEXICO			32,388,062

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		537,500	499,781
HKT Trust/HKT Ltd. unit		739,860	973,423

TOTAL MULTI-NATIONAL			1,473,204

Netherlands - 3.0%
ABN AMRO Group NV GDR		83,348	2,589,751
AEGON NV		346,478	2,548,934
AerCap Holdings NV (b)		26,470	1,379,881
Airbus Group NV		114,298	13,416,662
Akzo Nobel NV		49,670	4,492,614
Akzo Nobel NV rights (b)(e)		49,670	116,364
Altice NV:
Class A (a)(b)		89,808	860,893
Class B (b)		17,041	163,086
ASML Holding NV (Netherlands)		76,565	14,562,433
CNH Industrial NV		199,355	2,465,189
EXOR NV		21,017	1,561,893
Ferrari NV		24,396	3,006,455
Fiat Chrysler Automobiles NV		212,301	4,760,878
Heineken Holding NV		22,547	2,292,577
Heineken NV (Bearer)		50,810	5,356,567
ING Groep NV (Certificaten Van Aandelen)		764,043	12,874,523
Koninklijke Ahold Delhaize NV		251,982	6,087,391
Koninklijke Boskalis Westminster NV		18,343	544,250
Koninklijke DSM NV		35,905	3,721,059
Koninklijke KPN NV		654,153	2,035,878
Koninklijke Philips Electronics NV		185,075	7,833,527
NN Group NV		60,946	2,921,120
NXP Semiconductors NV (b)		66,830	7,010,467
QIAGEN NV (Germany) (b)		44,073	1,452,444
Randstad NV		23,184	1,494,480
RELX NV		190,622	4,054,887
Steinhoff International Holdings NV (South Africa)		576,137	88,746
STMicroelectronics NV (France)		124,363	2,715,503
Unilever NV (Certificaten Van Aandelen) (Bearer)		320,115	18,351,741
Vopak NV		13,683	675,815
Wolters Kluwer NV		57,636	3,120,223

TOTAL NETHERLANDS			134,556,231

New Zealand - 0.1%
Auckland International Airport Ltd.		193,675	869,401
Fisher & Paykel Healthcare Corp.		111,916	1,003,987
Fletcher Building Ltd.		175,937	781,110
Mercury Nz Ltd.		136,513	306,401
Meridian Energy Ltd.		258,545	534,822
Ryman Healthcare Group Ltd.		77,827	580,446
Spark New Zealand Ltd.		352,751	858,757

TOTAL NEW ZEALAND			4,934,924

Norway - 0.5%
DNB ASA		193,309	3,615,139
Gjensidige Forsikring ASA		38,520	610,765
Marine Harvest ASA		81,051	1,764,526
Norsk Hydro ASA		268,538	1,677,276
Orkla ASA		163,126	1,511,635
Schibsted ASA (B Shares)		18,451	496,792
Statoil ASA		229,023	5,856,739
Telenor ASA		148,630	3,289,762
Yara International ASA		34,693	1,466,029

TOTAL NORWAY			20,288,663

Pakistan - 0.0%
Habib Bank Ltd.		129,900	218,842
Lucky Cement Ltd.		26,450	151,326
MCB Bank Ltd.		74,000	133,728
Oil & Gas Development Co. Ltd.		126,500	182,498
United Bank Ltd.		90,100	156,780

TOTAL PAKISTAN			843,174

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		277,710	1,633,788
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		35,796	570,946
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		373,800	502,991
Aboitiz Power Corp.		295,900	217,222
Alliance Global Group, Inc. (b)		783,100	197,543
Ayala Corp.		50,640	943,395
Ayala Land, Inc.		1,456,400	1,146,176
Bank of the Philippine Islands (BPI)		170,906	346,449
BDO Unibank, Inc.		397,304	1,009,279
DMCI Holdings, Inc.		844,450	179,771
Globe Telecom, Inc.		6,890	205,445
GT Capital Holdings, Inc.		16,475	334,425
International Container Terminal Services, Inc.		106,740	174,363
JG Summit Holdings, Inc.		545,300	672,753
Jollibee Food Corp.		82,060	451,657
Manila Electric Co.		42,530	264,426
Megaworld Corp.		2,361,100	205,201
Metro Pacific Investments Corp.		2,677,200	263,713
Metropolitan Bank & Trust Co.		158,120	259,375
Philippine Long Distance Telephone Co.		16,375	458,975
Robinsons Land Corp.		380,806	131,532
Security Bank Corp.		43,910	177,089
SM Investments Corp.		46,153	835,862
SM Prime Holdings, Inc.		1,716,500	1,132,916
Universal Robina Corp.		167,420	455,060

TOTAL PHILIPPINES			10,565,618

Poland - 0.3%
Alior Bank SA (b)		17,300	350,204
Bank Handlowy w Warszawie SA		6,306	149,123
Bank Millennium SA (b)		116,377	283,495
Bank Polska Kasa Opieki SA		31,425	1,046,649
Bank Zachodni WBK SA		6,651	703,785
BRE Bank SA		2,838	347,205
CD Projekt RED SA		12,859	457,228
Cyfrowy Polsat SA		41,525	303,583
Dino Polska SA (b)(d)		9,430	255,239
Grupa Lotos SA		17,638	277,999
Jastrzebska Spolka Weglowa SA (b)		10,000	235,965
KGHM Polska Miedz SA (Bearer)		28,106	749,846
LPP SA		248	647,937
NG2 SA		5,491	405,194
Polish Oil & Gas Co. SA		331,662	583,977
Polska Grupa Energetyczna SA (b)		160,952	480,125
Polski Koncern Naftowy Orlen SA		58,978	1,507,280
Powszechna Kasa Oszczednosci Bank SA (b)		183,495	2,187,396
Powszechny Zaklad Ubezpieczen SA		119,278	1,458,584
Tauron Polska Energia SA (b)		183,497	122,859
Telekomunikacja Polska SA (b)		134,004	201,205
Zaklady Azotowe w Tarnowie-Moscicach SA		8,499	129,549

TOTAL POLAND			12,884,427

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		462,398	1,717,613
Galp Energia SGPS SA Class B		101,554	1,951,762
Jeronimo Martins SGPS SA		48,341	848,796

TOTAL PORTUGAL			4,518,172

Qatar - 0.1%
Barwa Real Estate Co.		18,460	179,226
Doha Bank		30,003	223,230
Ezdan Holding Group (b)		157,953	486,310
Industries Qatar QSC (b)		31,795	978,039
Masraf al Rayan		72,989	713,251
Qatar Electricity & Water Co.		5,568	302,792
Qatar Gas Transport Co. Ltd. (Nakilat)		56,297	227,136
Qatar Insurance Co. SAQ		34,095	341,605
Qatar Islamic Bank		11,674	343,102
Qatar National Bank SAQ		47,216	1,958,148
Qatar Telecom (Qtel) Q.S.C. (b)		15,850	344,773
The Commercial Bank of Qatar		39,983	396,975

TOTAL QATAR			6,494,587

Russia - 0.8%
Alrosa Co. Ltd.		523,901	745,512
Gazprom OAO		1,502,032	3,480,750
Gazprom OAO sponsored ADR (Reg. S)		300,704	1,391,658
Inter Rao Ues JSC		5,981,000	379,912
Lukoil PJSC		57,028	3,767,415
Lukoil PJSC sponsored ADR		26,871	1,794,983
Magnit OJSC GDR (Reg. S)		71,120	1,350,569
Magnitogorsk Iron & Steel Works PJSC		420,400	324,984
MMC Norilsk Nickel PJSC		9,058	1,547,205
MMC Norilsk Nickel PJSC sponsored ADR		33,213	571,098
Mobile TeleSystems OJSC sponsored ADR		100,626	1,056,573
Moscow Exchange MICEX-RTS OAO		282,805	542,280
NOVATEK OAO GDR (Reg. S)		17,831	2,264,537
Novolipetsk Steel OJSC		228,240	584,115
PhosAgro OJSC GDR (Reg. S)		22,289	321,407
Polyus PJSC		5,052	320,501
Rosneft Oil Co. OJSC		176,573	1,073,921
Rosneft Oil Co. OJSC GDR (Reg. S)		57,870	352,660
RusHydro PJSC		13,548,000	160,280
RusHydro PJSC ADR		68,343	77,638
Sberbank of Russia		2,123,846	7,570,439
Severstal PAO		28,843	463,476
Severstal PAO GDR (Reg. S)		14,614	233,386
Surgutneftegas OJSC		649,900	303,832
Surgutneftegas OJSC sponsored ADR		72,932	342,635
Tatneft PAO		226,331	2,411,837
Tatneft PAO sponsored ADR		11,837	763,487
VTB Bank OJSC (b)		992,480,334	850,596

TOTAL RUSSIA			35,047,686

Singapore - 0.9%
Ascendas Real Estate Investment Trust		491,600	986,195
CapitaCommercial Trust (REIT)		509,046	695,457
CapitaLand Ltd.		502,400	1,416,692
CapitaMall Trust		471,500	744,578
City Developments Ltd.		78,900	749,779
ComfortDelgro Corp. Ltd.		445,500	751,910
DBS Group Holdings Ltd.		353,629	8,158,959
Hutchison Port Holdings Trust		1,054,000	351,405
Jardine Cycle & Carriage Ltd.		19,300	496,566
Keppel Corp. Ltd.		290,800	1,783,523
Oversea-Chinese Banking Corp. Ltd.		620,994	6,413,992
Sembcorp Industries Ltd.		203,100	467,825
Singapore Airlines Ltd.		107,300	875,500
Singapore Airport Terminal Service Ltd.		132,600	551,006
Singapore Exchange Ltd.		160,700	931,903
Singapore Press Holdings Ltd.		310,500	634,487
Singapore Technologies Engineering Ltd.		316,400	827,966
Singapore Telecommunications Ltd.		1,601,700	4,236,650
StarHub Ltd.		126,400	215,628
Suntec (REIT)		505,300	742,744
United Overseas Bank Ltd.		264,353	5,986,070
UOL Group Ltd.		97,077	641,157
Wilmar International Ltd.		303,800	743,225
Yangzijiang Shipbuilding Holdings Ltd.		470,400	410,774

TOTAL SINGAPORE			39,813,991

South Africa - 1.6%
Anglo American Platinum Ltd.		10,251	275,087
AngloGold Ashanti Ltd.		78,144	698,503
Aspen Pharmacare Holdings Ltd.		76,543	1,650,395
Barclays Africa Group Ltd.		140,949	2,064,519
Bidcorp Ltd.		66,286	1,523,798
Bidvest Group Ltd.		67,521	1,322,680
Capitec Bank Holdings Ltd.		7,763	552,679
Coronation Fund Managers Ltd.		43,671	259,335
Discovery Ltd.		72,036	1,000,210
Exxaro Resources Ltd.		48,151	427,098
FirstRand Ltd.		666,576	3,569,866
Fortress (REIT) Ltd.:
Class A		214,018	294,536
Class B		145,291	202,480
Foschini Ltd.		45,861	789,060
Gold Fields Ltd.		156,596	594,525
Growthpoint Properties Ltd.		574,344	1,328,760
Hyprop Investments Ltd.		51,417	469,415
Imperial Holdings Ltd.		28,874	555,423
Investec Ltd.		53,474	421,821
Kumba Iron Ore Ltd.		12,325	263,292
Liberty Holdings Ltd.		24,831	261,631
Life Healthcare Group Holdings Ltd.		254,676	600,343
MMI Holdings Ltd.		180,265	320,904
Mondi Ltd.		22,657	661,015
Mr Price Group Ltd.		48,866	1,072,309
MTN Group Ltd.		331,301	3,325,169
Naspers Ltd. Class N		86,249	21,011,944
Nedbank Group Ltd.		45,301	1,080,339
Netcare Ltd.		197,069	490,719
Pick 'n Pay Stores Ltd.		69,970	452,966
Pioneer Foods Ltd.		24,540	238,663
PSG Group Ltd.		28,782	517,858
Rand Merchant Insurance Holdings Ltd.		131,214	434,548
Redefine Properties Ltd.		1,022,296	982,441
Remgro Ltd.		104,507	1,881,505
Resilient Property Income Fund Ltd.		56,772	308,898
RMB Holdings Ltd.		143,673	901,156
Sanlam Ltd.		275,585	1,740,876
Sappi Ltd.		106,648	680,593
Sasol Ltd.		109,968	3,931,066
Shoprite Holdings Ltd.		87,003	1,730,996
Sibanye-Stillwater		343,722	301,293
Spar Group Ltd.		36,822	619,008
Standard Bank Group Ltd.		255,968	4,390,005
Telkom SA Ltd.		55,360	252,821
Tiger Brands Ltd.		33,118	1,035,050
Truworths International Ltd.		90,418	739,220
Vodacom Group Ltd.		118,722	1,484,252
Woolworths Holdings Ltd.		201,527	1,035,674

TOTAL SOUTH AFRICA			70,746,744

Spain - 2.1%
Abertis Infraestructuras SA		137,199	3,025,344
ACS Actividades de Construccion y Servicios SA		46,974	1,979,709
Aena Sme SA (d)		13,391	2,766,853
Amadeus IT Holding SA Class A		86,205	6,318,940
Banco Bilbao Vizcaya Argentaria SA		1,308,971	10,592,270
Banco de Sabadell SA		1,044,630	2,051,822
Banco Santander SA (Spain)		3,170,373	20,570,759
Bankia SA		236,899	1,043,331
Bankinter SA		130,807	1,371,115
CaixaBank SA		710,787	3,456,468
Enagas SA		44,465	1,296,220
Endesa SA		62,286	1,456,945
Ferrovial SA		94,907	2,032,603
Gamesa Corporacion Tecnologica SA (a)		48,445	834,534
Gas Natural SDG SA		67,773	1,711,330
Grifols SA		59,691	1,683,135
Iberdrola SA		1,139,452	8,828,430
Inditex SA		214,223	6,669,175
International Consolidated Airlines Group SA		98,034	849,063
International Consolidated Airlines Group SA CDI		20,429	177,241
MAPFRE SA (Reg.)		220,388	767,549
Red Electrica Corporacion SA		86,490	1,801,623
Repsol SA		248,059	4,747,963
Telefonica SA		917,706	9,351,871

TOTAL SPAIN			95,384,293

Sweden - 1.7%
Alfa Laval AB		56,789	1,411,837
ASSA ABLOY AB (B Shares)		197,449	4,153,427
Atlas Copco AB:
(A Shares)		131,608	5,171,648
(B Shares)		76,816	2,739,591
Boliden AB		54,309	1,890,379
Electrolux AB (B Shares)		46,894	1,238,668
Essity AB Class B		119,857	3,052,321
Getinge AB (B Shares)		45,574	425,000
H&M Hennes & Mauritz AB (B Shares) (a)		188,181	3,233,775
Hexagon AB (B Shares)		50,314	2,918,869
Husqvarna AB (B Shares)		83,005	800,414
ICA Gruppen AB (a)		15,877	494,080
Industrivarden AB (C Shares)		32,774	692,971
Investor AB (B Shares)		89,802	3,928,802
Kinnevik AB (B Shares)		45,601	1,651,325
Lundbergfoeretagen AB		7,611	517,155
Lundin Petroleum AB		36,413	1,007,146
Nordea Bank AB		597,099	6,094,649
Sandvik AB		222,683	3,814,524
Securitas AB (B Shares)		62,976	1,021,234
Skandinaviska Enskilda Banken AB (A Shares)		300,301	2,829,259
Skanska AB (B Shares)		66,704	1,304,882
SKF AB (B Shares)		72,891	1,482,101
Svenska Handelsbanken AB (A Shares)		301,477	3,362,151
Swedbank AB (A Shares)		178,474	3,891,855
Swedish Match Co. AB		35,230	1,585,152
Tele2 AB (B Shares)		72,098	938,621
Telefonaktiebolaget LM Ericsson (B Shares)		606,687	4,625,060
TeliaSonera AB		545,802	2,691,409
Volvo AB (B Shares)		307,168	5,233,676

TOTAL SWEDEN			74,201,981

Switzerland - 5.0%
ABB Ltd. (Reg.)		362,958	8,462,576
Adecco SA (Reg.)		31,793	2,115,470
Baloise Holdings AG		9,384	1,493,296
Barry Callebaut AG		436	786,208
Clariant AG (Reg.)		45,082	1,046,758
Coca-Cola HBC AG		36,000	1,211,276
Compagnie Financiere Richemont SA Series A		102,479	9,741,525
Credit Suisse Group AG		478,410	8,068,979
Dufry AG		6,938	986,092
Ems-Chemie Holding AG		1,630	1,011,554
Galenica AG		9,581	1,520,295
Geberit AG (Reg.)		7,334	3,142,297
Givaudan SA		1,825	4,086,453
Julius Baer Group Ltd.		43,644	2,590,200
Kuehne & Nagel International AG		10,757	1,682,477
Lafargeholcim Ltd. (Reg.)		89,860	5,019,828
Lindt & Spruengli AG		20	1,521,695
Lindt & Spruengli AG (participation certificate)		205	1,319,778
Lonza Group AG		14,789	3,644,272
Nestle SA (Reg. S)		612,021	47,413,324
Novartis AG		437,517	33,677,572
Pargesa Holding SA		8,018	753,660
Partners Group Holding AG		3,385	2,481,536
Roche Holding AG (participation certificate)		138,178	30,701,420
Schindler Holding AG:
(participation certificate)		8,130	1,686,708
(Reg.)		3,929	789,368
SGS SA (Reg.)		1,058	2,580,410
Sika AG		428	3,122,543
Sonova Holding AG Class B		10,488	1,737,770
Straumann Holding AG		1,996	1,364,571
Swatch Group AG (Bearer)		6,081	2,936,184
Swatch Group AG (Bearer) (Reg.)		11,122	994,920
Swiss Life Holding AG		6,363	2,237,644
Swiss Prime Site AG		14,124	1,326,174
Swiss Re Ltd.		61,762	5,899,486
Swisscom AG		5,146	2,476,934
UBS Group AG		720,324	12,189,539
Zurich Insurance Group AG		29,664	9,475,736

TOTAL SWITZERLAND			223,296,528

Taiwan - 2.7%
Acer, Inc.		558,288	425,020
Advantech Co. Ltd.		65,591	449,484
ASE Industrial Holding Co. Ltd.		683,840	1,841,590
Asia Cement Corp.		449,466	478,810
Asia Pacific Telecom Co. Ltd. (b)		441,000	130,538
ASUSTeK Computer, Inc.		139,000	1,296,741
AU Optronics Corp.		1,780,000	732,694
Catcher Technology Co. Ltd.		129,000	1,428,099
Cathay Financial Holding Co. Ltd.		1,622,285	2,904,830
Chang Hwa Commercial Bank		912,327	524,240
Cheng Shin Rubber Industry Co. Ltd.		370,899	597,006
Chicony Electronics Co. Ltd.		102,874	253,004
China Airlines Ltd. (b)		590,490	215,016
China Development Finance Holding Corp.		2,596,800	980,106
China Life Insurance Co. Ltd.		527,071	570,040
China Steel Corp.		2,455,426	1,939,554
Chinatrust Financial Holding Co. Ltd.		3,435,579	2,445,789
Chunghwa Telecom Co. Ltd.		755,000	2,867,738
Compal Electronics, Inc.		799,000	519,509
Delta Electronics, Inc.		382,621	1,384,739
E.SUN Financial Holdings Co. Ltd.		1,771,963	1,250,831
ECLAT Textile Co. Ltd.		33,941	408,754
EVA Airways Corp.		454,539	243,650
Evergreen Marine Corp. (Taiwan) (b)		433,450	218,854
Far Eastern Textile Ltd.		620,664	591,338
Far EasTone Telecommunications Co. Ltd.		307,000	810,800
Feng Tay Enterprise Co. Ltd.		64,436	291,674
First Financial Holding Co. Ltd.		1,880,651	1,290,672
Formosa Chemicals & Fibre Corp.		574,590	2,107,391
Formosa Petrochemical Corp.		256,000	1,042,718
Formosa Plastics Corp.		806,480	2,825,120
Formosa Taffeta Co. Ltd.		149,000	168,171
Foxconn Technology Co. Ltd.		174,535	432,583
Fubon Financial Holding Co. Ltd.		1,300,398	2,220,855
Giant Manufacturing Co. Ltd.		57,000	288,975
GlobalWafers Co. Ltd.		41,000	660,263
Highwealth Construction Corp.		176,480	271,225
HIWIN Technologies Corp.		39,624	595,836
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,077,488	8,544,509
Hotai Motor Co. Ltd.		52,000	508,794
HTC Corp. (b)		125,000	252,975
Hua Nan Financial Holdings Co. Ltd.		1,394,382	841,735
Innolux Corp.		1,835,427	681,801
Inventec Corp.		476,280	360,211
Largan Precision Co. Ltd.		20,000	2,322,045
Lite-On Technology Corp.		401,910	529,426
Macronix International Co. Ltd. (b)		344,000	545,509
MediaTek, Inc.		292,970	3,326,223
Mega Financial Holding Co. Ltd.		2,247,246	1,980,371
Micro-Star International Co. Ltd.		129,000	402,173
Nan Ya Plastics Corp.		929,780	2,542,144
Nanya Technology Corp.		197,000	612,151
Nien Made Enterprise Co. Ltd.		29,000	257,138
Novatek Microelectronics Corp.		109,000	456,720
Pegatron Corp.		392,000	912,319
Phison Electronics Corp.		29,000	262,067
Pou Chen Corp.		419,000	523,062
Powertech Technology, Inc.		144,000	411,488
President Chain Store Corp.		116,000	1,138,199
Quanta Computer, Inc.		539,000	978,232
Realtek Semiconductor Corp.		85,090	321,215
Ruentex Development Co. Ltd.		177,824	212,554
Ruentex Industries Ltd.		123,015	237,932
Shin Kong Financial Holding Co. Ltd.		1,564,331	634,653
Sinopac Holdings Co.		2,029,995	729,232
Standard Foods Corp.		112,986	252,944
Synnex Technology International Corp.		269,500	386,371
TaiMed Biologics, Inc. (b)		36,000	373,524
Taishin Financial Holdings Co. Ltd.		1,830,714	888,006
Taiwan Business Bank		752,009	230,689
Taiwan Cement Corp.		770,000	1,056,279
Taiwan Cooperative Financial Holding Co. Ltd.		1,542,100	894,469
Taiwan High Speed Rail Corp.		327,000	250,724
Taiwan Mobile Co. Ltd.		326,600	1,203,967
Taiwan Semiconductor Manufacturing Co. Ltd.		4,826,000	36,696,179
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		4,998	192,173
TECO Electric & Machinery Co. Ltd.		363,000	294,112
Unified-President Enterprises Corp.		946,080	2,272,865
United Microelectronics Corp.		2,372,000	1,276,888
Vanguard International Semiconductor Corp.		170,000	343,982
Win Semiconductors Corp.		65,000	486,525
Winbond Electronics Corp.		569,000	347,640
Wistron Corp.		496,213	393,891
WPG Holding Co. Ltd.		311,000	417,753
Yageo Corp.		40,000	836,954
Yuanta Financial Holding Co. Ltd.		2,123,372	1,011,589

TOTAL TAIWAN			118,336,659

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		206,400	1,358,546
Airports of Thailand PCL (For. Reg.)		843,500	1,897,346
Bangkok Bank PCL (For. Reg.)		48,000	305,783
Bangkok Dusit Medical Services PCL (For. Reg.)		742,900	529,038
Bangkok Expressway and Metro PCL		1,410,000	345,434
Banpu PCL (For. Reg.)		391,500	238,964
Berli Jucker PCL (For. Reg)		229,100	432,385
BTS Group Holdings PCL		1,132,400	319,106
Bumrungrad Hospital PCL (For. Reg.)		68,300	409,933
C.P. ALL PCL (For. Reg.)		983,000	2,703,742
Central Pattana PCL (For. Reg.)		256,700	654,859
Charoen Pokphand Foods PCL (For. Reg.)		571,800	441,180
Delta Electronics PCL (For. Reg.)		108,400	230,660
Electricity Generating PCL (For. Reg.)		25,100	176,916
Energy Absolute PCL		215,200	243,267
Glow Energy PCL (For. Reg.)		98,700	268,773
Home Product Center PCL (For. Reg.)		750,367	354,903
Indorama Ventures PCL (For. Reg.)		301,800	572,641
IRPC PCL (For. Reg.)		1,915,800	426,192
Kasikornbank PCL		174,400	1,105,359
Kasikornbank PCL (For. Reg.)		195,200	1,237,191
KCE Electronics PCL		57,200	123,765
Krung Thai Bank PCL (For. Reg.)		672,155	385,990
Minor International PCL (For. Reg.)		430,970	547,308
PTT Exploration and Production PCL (For. Reg.)		281,644	1,193,156
PTT Global Chemical PCL (For. Reg.)		447,239	1,381,803
PTT PCL (For. Reg.)		2,084,000	3,707,302
Robinsons Department Store PCL (For. Reg.)		112,300	233,403
Siam Cement PCL (For. Reg.)		81,700	1,208,111
Siam Commercial Bank PCL (For. Reg.)		360,800	1,494,007
Thai Oil PCL (For. Reg.)		214,800	639,245
Thai Union Frozen Products PCL (For. Reg.)		377,200	214,499
TMB PCL (For. Reg.)		2,093,400	155,904
True Corp. PCL (For. Reg.)		1,895,812	455,923

TOTAL THAILAND			25,992,634

Turkey - 0.2%
Akbank T.A.S.		440,675	917,779
Anadolu Efes Biracilik Ve Malt Sanayii A/S		39,807	261,062
Arcelik A/S		46,392	206,486
Aselsan A/S		38,256	237,328
Bim Birlesik Magazalar A/S JSC		43,707	741,882
Coca-Cola Icecek Sanayi A/S		14,842	131,317
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		380,688	227,732
Eregli Demir ve Celik Fabrikalari T.A.S.		286,516	716,625
Ford Otomotiv Sanayi A/S		14,785	204,372
Haci Omer Sabanci Holding A/S		174,806	413,981
Koc Holding A/S		145,645	491,925
Petkim Petrokimya Holding A/S		128,774	227,616
TAV Havalimanlari Holding A/S		30,938	165,882
Tofas Turk Otomobil Fabrikasi A/S		23,666	145,768
Tupras Turkiye Petrol Rafinerileri A/S		23,954	610,334
Turk Hava Yollari AO (b)		106,091	436,420
Turk Sise ve Cam Fabrikalari A/S		142,895	158,651
Turk Telekomunikasyon (b)		98,064	151,607
Turkcell Iletisim Hizmet A/S		225,428	774,716
Turkiye Garanti Bankasi A/S		461,557	1,046,488
Turkiye Halk Bankasi A/S		118,556	241,367
Turkiye Is Bankasi A/S Series C		300,020	454,967
Turkiye Vakiflar Bankasi TAO		146,943	215,960
Ulker Biskuvi Sanayi A/S		29,143	152,814
Yapi ve Kredi Bankasi A/S (b)		163,482	160,178

TOTAL TURKEY			9,493,257

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		414,560	793,422
Aldar Properties PJSC		618,377	353,536
Damac Properties Dubai Co. PJSC (b)		357,558	269,642
DP World Ltd.		35,551	791,010
Dubai Investments Ltd.		322,591	166,866
Dubai Islamic Bank Pakistan Ltd.		248,627	372,282
Dubai Parks and Resorts PJSC (b)		531,681	55,873
Emaar Malls Group PJSC (b)		382,642	231,263
Emaar Properties PJSC		727,404	1,146,610
Emirates Telecommunications Corp.		355,939	1,661,885
National Bank of Abu Dhabi PJSC		282,944	955,176

TOTAL UNITED ARAB EMIRATES			6,797,565

United Kingdom - 10.9%
3i Group PLC		190,173	2,465,214
Admiral Group PLC		40,049	1,098,850
Anglo American PLC (United Kingdom)		262,860	6,185,966
Antofagasta PLC		77,715	1,040,373
Ashtead Group PLC		97,322	2,723,878
Associated British Foods PLC		69,262	2,578,345
AstraZeneca PLC (United Kingdom)		249,093	17,437,101
Auto Trader Group PLC (d)		189,018	918,462
Aviva PLC		785,960	5,710,528
Babcock International Group PLC		51,554	522,230
BAE Systems PLC		627,190	5,262,266
Barclays PLC		3,353,896	9,562,308
Barratt Developments PLC		203,060	1,559,904
Berkeley Group Holdings PLC		25,321	1,419,476
BHP Billiton PLC		415,987	8,869,853
BP PLC		3,861,185	28,680,751
BP PLC sponsored ADR		5,396	240,608
British American Tobacco PLC (United Kingdom)		451,223	24,748,458
British Land Co. PLC		190,246	1,761,094
BT Group PLC		1,658,563	5,692,754
Bunzl PLC		66,826	1,942,106
Burberry Group PLC		83,055	2,085,023
Capita Group PLC		129,326	341,042
Carnival PLC		36,792	2,391,309
Centrica PLC		1,100,037	2,329,179
Cobham PLC (b)		462,063	732,177
Coca-Cola European Partners PLC		43,604	1,709,277
Compass Group PLC		310,706	6,672,884
ConvaTec Group PLC (d)		260,306	778,365
Croda International PLC		26,295	1,614,897
Diageo PLC		489,293	17,455,377
Direct Line Insurance Group PLC		267,347	1,377,636
easyJet PLC		30,818	674,592
Fresnillo PLC		43,237	758,936
G4S PLC (United Kingdom)		305,309	1,088,206
GKN PLC		339,879	2,158,115
GlaxoSmithKline PLC		967,826	19,411,848
Hammerson PLC		158,135	1,195,197
Hargreaves Lansdown PLC		51,258	1,262,794
HSBC Holdings PLC (United Kingdom)		3,930,089	39,127,903
IMI PLC		52,781	793,487
Imperial Tobacco Group PLC		188,315	6,752,251
InterContinental Hotel Group PLC		35,353	2,233,488
Intertek Group PLC		31,635	2,134,479
Investec PLC		132,460	1,052,933
ITV PLC		728,409	1,520,747
J Sainsbury PLC		327,067	1,391,344
John Wood Group PLC		133,428	1,044,463
Johnson Matthey PLC		38,723	1,756,030
Kingfisher PLC		420,282	1,752,758
Land Securities Group PLC		146,848	1,998,205
Legal & General Group PLC		1,170,646	4,351,397
Lloyds Banking Group PLC		14,135,181	12,537,168
London Stock Exchange Group PLC		61,792	3,657,969
Marks & Spencer Group PLC		320,710	1,268,102
Mediclinic International PLC		14,885	138,152
Mediclinic International PLC		56,493	521,863
Meggitt PLC		148,210	963,888
Melrose Industries PLC		378,500	1,188,065
Merlin Entertainments PLC (d)		140,576	711,807
Micro Focus International PLC		84,961	1,464,994
Mondi PLC		72,940	2,034,438
National Grid PLC		664,623	7,711,506
Next PLC		29,134	2,108,117
Old Mutual PLC		976,176	3,381,256
Pearson PLC		160,156	1,836,131
Persimmon PLC		60,585	2,264,510
Prudential PLC		508,072	13,064,593
Reckitt Benckiser Group PLC		131,496	10,315,609
RELX PLC		209,449	4,482,377
Rio Tinto PLC		238,433	12,996,016
Rolls-Royce Holdings PLC		326,876	3,780,086
Royal Bank of Scotland Group PLC (b)		698,079	2,585,126
Royal Dutch Shell PLC:
Class A		14,363	502,615
Class A (United Kingdom)		873,958	30,406,062
Class A sponsored ADR		2,832	197,957
Class B (United Kingdom)		736,679	26,298,604
Royal Mail PLC		177,500	1,420,245
RSA Insurance Group PLC		203,803	1,844,504
Sage Group PLC		212,288	1,856,416
Schroders PLC		24,475	1,112,263
Scottish & Southern Energy PLC		200,364	3,802,629
Segro PLC		195,060	1,735,300
Severn Trent PLC		47,402	1,266,012
SKY PLC		203,504	3,860,659
Smith & Nephew PLC		173,434	3,321,442
Smiths Group PLC		76,435	1,681,018
St. James's Place Capital PLC		105,673	1,653,380
Standard Chartered PLC (United Kingdom)		648,928	6,852,218
Standard Life PLC		521,830	2,624,327
Taylor Wimpey PLC		654,338	1,727,336
Tesco PLC		1,915,596	6,204,498
The Weir Group PLC		43,998	1,293,819
Travis Perkins PLC		48,142	841,056
Unilever PLC		242,149	13,582,637
United Utilities Group PLC		132,013	1,350,709
Vodafone Group PLC		5,214,133	15,215,962
Vodafone Group PLC sponsored ADR		2,705	79,554
Whitbread PLC		36,433	2,147,235
WM Morrison Supermarkets PLC		434,508	1,454,193

TOTAL UNITED KINGDOM			483,711,287

United States of America - 0.1%
Southern Copper Corp.		16,906	892,806
Yum China Holdings, Inc.		75,136	3,212,815

TOTAL UNITED STATES OF AMERICA			4,105,621

TOTAL COMMON STOCKS
(Cost $3,790,719,138)			4,228,359,299

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)		664,190	6,554,307
Braskem SA (PN-A)		33,200	432,627
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		41,200	268,143
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		30,400	683,202
Companhia Energetica de Minas Gerais (CEMIG) (PN)		184,507	445,572
Gerdau SA		209,200	994,285
Itau Unibanco Holding SA		638,881	9,302,729
Itausa-Investimentos Itau SA (PN)		793,179	3,081,516
Lojas Americanas SA (PN)		141,336	804,879
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		774,800	5,080,257
Telefonica Brasil SA		88,600	1,242,808

TOTAL BRAZIL			28,890,325

Chile - 0.0%
Embotelladora Andina SA Class B		50,951	253,351
Sociedad Quimica y Minera de Chile SA (PN-B)		18,413	1,005,696

TOTAL CHILE			1,259,047

Colombia - 0.0%
Bancolombia SA (PN)		90,830	1,076,784
Grupo Aval Acciones y Valores SA		670,206	294,666
Grupo de Inversiones Suramerica SA (b)		21,002	272,903

TOTAL COLOMBIA			1,644,353

France - 0.0%
Air Liquide SA (b)		8,120	1,055,408
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		10,885	1,054,207
Fuchs Petrolub AG		13,737	738,865
Henkel AG & Co. KGaA		35,067	4,463,364
Porsche Automobil Holding SE (Germany)		29,850	2,552,118
Volkswagen AG		36,620	7,599,162

TOTAL GERMANY			16,407,716

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,245,504	1,072,402
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,715	285,853
Hyundai Motor Co.		5,335	513,113
Hyundai Motor Co. Series 2		7,593	815,365
LG Chemical Ltd.		1,794	345,089
LG Household & Health Care Ltd.		378	271,784
Samsung Electronics Co. Ltd.		3,418	6,747,132

TOTAL KOREA (SOUTH)			8,978,336

Russia - 0.0%
AK Transneft OAO		90	246,465
Surgutneftegas OJSC		1,409,133	693,461

TOTAL RUSSIA			939,926

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		23,208,196	31,951
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $49,471,543)			60,279,464
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	14,432
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.74% (g)		130,602,579	130,628,700
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)		60,509,250	60,515,301
TOTAL MONEY MARKET FUNDS
(Cost $191,144,001)			191,144,001
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,031,348,641)			4,479,797,196
NET OTHER ASSETS (LIABILITIES) - (0.7)%(i)			(31,543,352)
NET ASSETS - 100%			$4,448,253,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,085	June 2018	$109,937,625	$997,823	$997,823
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	692	June 2018	39,866,120	(715,479)	(715,479)
TME S&P/TSX 60 Index Contracts (Canada)	69	June 2018	9,887,161	164,453	164,453
TOTAL FUTURES CONTRACTS					$446,797

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $87,810,540.

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,704,883 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $7,279,843 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$621,320
Fidelity Securities Lending Cash Central Fund	210,938
Total	$832,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$489,897,770	$297,604,395	$192,293,375	$--
Consumer Staples	400,399,888	192,004,588	208,382,965	12,335
Energy	305,319,981	117,454,648	187,865,333	--
Financials	990,849,595	446,377,451	544,472,143	1
Health Care	325,516,875	95,587,540	229,929,335	--
Industrials	503,258,501	346,568,515	156,195,018	494,968
Information Technology	494,840,604	273,808,896	220,721,044	310,664
Materials	346,429,281	201,385,127	145,044,154	--
Real Estate	137,222,136	57,248,822	79,973,314	--
Telecommunication Services	169,943,681	36,210,359	133,733,322	--
Utilities	124,960,451	73,991,246	50,969,205	--
Corporate Bonds	14,432	--	14,432	--
Money Market Funds	191,144,001	191,144,001	--	--
Total Investments in Securities:	$4,479,797,196	$2,329,385,588	$2,149,593,640	$817,968
Derivative Instruments:
Assets
Futures Contracts	$1,162,276	$1,162,276	$--	$--
Total Assets	$1,162,276	$1,162,276	$--	$--
Liabilities
Futures Contracts	$(715,479)	$(715,479)	$--	$--
Total Liabilities	$(715,479)	$(715,479)	$--	$--
Total Derivative Instruments:	$446,797	$446,797	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$618,342,862
Level 2 to Level 1	$439,411,959

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,162,276	$(715,479)
Total Equity Risk	1,162,276	(715,479)
Total Value of Derivatives	$1,162,276	$(715,479)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,106,952) — See accompanying schedule: Unaffiliated issuers (cost $3,840,204,640)	$4,288,653,195
Fidelity Central Funds (cost $191,144,001)	191,144,001
Total Investment in Securities (cost $4,031,348,641)		$4,479,797,196
Segregated cash with brokers for derivative instruments		7,279,843
Foreign currency held at value (cost $9,069,785)		8,999,647
Receivable for investments sold
Regular delivery		1,019,627
Delayed delivery		1,337,964
Receivable for fund shares sold		4,391,978
Dividends receivable		17,704,418
Interest receivable		60
Distributions receivable from Fidelity Central Funds		207,871
Other receivables		360,322
Total assets		4,521,098,926
Liabilities
Payable to custodian bank	$361,684
Payable for investments purchased
Regular delivery	717,344
Delayed delivery	116,364
Payable for fund shares redeemed	8,886,961
Accrued management fee	224,180
Payable for daily variation margin on futures contracts	842,150
Other affiliated payables	75,838
Other payables and accrued expenses	1,105,038
Collateral on securities loaned	60,515,523
Total liabilities		72,845,082
Net Assets		$4,448,253,844
Net Assets consist of:
Paid in capital		$3,930,107,724
Undistributed net investment income		40,896,691
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,752,978
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,496,451
Net Assets		$4,448,253,844
Investor Class:
Net Asset Value, offering price and redemption price per share ($37,616,268 ÷ 2,771,615 shares)		$13.57
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,745,019,751 ÷ 128,561,149 shares)		$13.57
Institutional Class:
Net Asset Value, offering price and redemption price per share ($735,343,795 ÷ 54,158,548 shares)		$13.58
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,930,274,030 ÷ 142,110,544 shares)		$13.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$56,314,033
Interest		36,191
Income from Fidelity Central Funds		832,258
Income before foreign taxes withheld		57,182,482
Less foreign taxes withheld		(5,423,573)
Total income		51,758,909
Expenses
Management fee	$1,146,783
Transfer agent fees	441,960
Independent trustees' fees and expenses	6,996
Legal	453
Miscellaneous	5,068
Total expenses before reductions	1,601,260
Expense reductions	(1,164)	1,600,096
Net investment income (loss)		50,158,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,020)	(3,249,433)
Redemptions in-kind with affiliated entities	62,615,780
Fidelity Central Funds	1,393
Foreign currency transactions	191,924
Futures contracts	2,333,284
Total net realized gain (loss)		61,892,948
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $56,544)	(33,746,089)
Fidelity Central Funds	(751)
Assets and liabilities in foreign currencies	(269,909)
Futures contracts	(861,101)
Total change in net unrealized appreciation (depreciation)		(34,877,850)
Net gain (loss)		27,015,098
Net increase (decrease) in net assets resulting from operations		$77,173,911

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,158,813	$69,087,197
Net realized gain (loss)	61,892,948	(12,914,287)
Change in net unrealized appreciation (depreciation)	(34,877,850)	500,936,477
Net increase (decrease) in net assets resulting from operations	77,173,911	557,109,387
Distributions to shareholders from net investment income	(65,410,878)	(36,723,329)
Distributions to shareholders from net realized gain	(7,025,971)	(830,683)
Total distributions	(72,436,849)	(37,554,012)
Share transactions - net increase (decrease)	1,255,444,516	933,598,280
Redemption fees	–	37,194
Total increase (decrease) in net assets	1,260,181,578	1,453,190,849
Net Assets
Beginning of period	3,188,072,266	1,734,881,417
End of period	$4,448,253,844	$3,188,072,266
Other Information
Undistributed net investment income end of period	$40,896,691	$56,148,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$11.12	$11.32	$12.28	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.17	.32	.31	.31	.37B	.29
Net realized and unrealized gain (loss)	.22	2.26	(.26)C	(.98)	(.32)	1.76
Total from investment operations	.39	2.58	.05	(.67)	.05	2.05
Distributions from net investment income	(.27)	(.21)	(.25)	(.28)	(.18)	(.15)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.30)	(.22)	(.25)	(.29)	(.21)	(.16)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.01
Net asset value, end of period	$13.57	$13.48	$11.12	$11.32	$12.28	$12.44
Total ReturnE,F	2.94%	23.61%	.56%	(5.49)%	.46%	19.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I	.18%	.27%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.17%I	.18%	.19%	.22%	.22%	.23%
Expenses net of all reductions	.17%I	.18%	.19%	.22%	.22%	.23%
Net investment income (loss)	2.54%I	2.64%	2.87%	2.66%	3.00%B	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$37,616	$45,439	$37,465	$18,132	$15,309	$10,037
Portfolio turnover rateJ	3%I,K	9%	1%K	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.12	$11.32	$12.29	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.18	.33	.32	.32	.38B	.30
Net realized and unrealized gain (loss)	.21	2.26	(.27)C	(1.00)	(.31)	1.76
Total from investment operations	.39	2.59	.05	(.68)	.07	2.06
Distributions from net investment income	(.28)	(.22)	(.25)	(.28)	(.19)	(.16)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.31)	(.22)D	(.25)	(.29)	(.22)	(.17)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	.01
Net asset value, end of period	$13.57	$13.49	$11.12	$11.32	$12.29	$12.44
Total ReturnF,G	2.94%	23.79%	.64%	(5.53)%	.59%	19.88%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.11%	.21%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.10%J	.11%	.12%	.17%	.18%	.18%
Expenses net of all reductions	.10%J	.11%	.12%	.17%	.18%	.18%
Net investment income (loss)	2.61%J	2.71%	2.95%	2.71%	3.04%B	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,745,020	$1,565,118	$774,360	$563,796	$485,998	$281,895
Portfolio turnover rateK	3%J,L	9%	1%L	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.13	$11.33	$12.29	$12.45	$10.55
Income from Investment Operations
Net investment income (loss)A	.18	.33	.32	.33	.39B	.31
Net realized and unrealized gain (loss)	.22	2.26	(.26)C	(.99)	(.33)	1.76
Total from investment operations	.40	2.59	.06	(.66)	.06	2.07
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.22)D	(.18)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	.01
Net asset value, end of period	$13.58	$13.49	$11.13	$11.33	$12.29	$12.45
Total ReturnF,G	3.03%	23.70%	.66%	(5.40)%	.56%	19.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.09%	.17%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.08%J	.09%	.10%	.13%	.13%	.13%
Expenses net of all reductions	.08%J	.09%	.10%	.13%	.13%	.13%
Net investment income (loss)	2.63%J	2.73%	2.97%	2.75%	3.09%B	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$735,344	$624,633	$278,172	$182,432	$153,983	$66,248
Portfolio turnover rateK	3%J,L	9%	1%L	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$11.13	$11.33	$12.30	$12.45	$10.56
Income from Investment Operations
Net investment income (loss)A	.18	.33	.32	.33	.39B	.32
Net realized and unrealized gain (loss)	.21	2.27	(.26)C	(1.00)	(.31)	1.74
Total from investment operations	.39	2.60	.06	(.67)	.08	2.06
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.23)	(.18)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.01
Net asset value, end of period	$13.58	$13.50	$11.13	$11.33	$12.30	$12.45
Total ReturnE,F	2.98%	23.83%	.68%	(5.45)%	.67%	19.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.06%	.14%	.20%	.20%	.19%
Expenses net of fee waivers, if any	.06%I	.06%	.08%	.10%	.10%	.10%
Expenses net of all reductions	.06%I	.06%	.08%	.10%	.10%	.10%
Net investment income (loss)	2.65%I	2.75%	2.99%	2.78%	3.12%B	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,930,274	$952,883	$644,884	$87,972	$74,259	$62,884
Portfolio turnover rateJ	3%I,K	9%	1%K	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$1,395,578,660	$391,132,545	$(89,486,105)	$301,646,440
Fidelity Global ex U.S. Index Fund	4,052,052,430	641,408,688	(213,217,125)	428,191,563

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(17,151,687)	$(39,182,558)	$(56,334,245)	$(56,334,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in Fidelity Emerging Markets Index less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed from Fidelity Emerging Markets Index. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by Fidelity Emerging Markets Index and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	224,646,129	18,345,825
Fidelity Global ex U.S. Index Fund	1,351,520,177	56,575,700

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .08% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Fidelity Emerging Markets Index Fund
Investor Class	.29%
Premium Class	.13%
Institutional Class	.10%
Institutional Premium Class	.08%
Fidelity Global ex U.S. Index Fund
Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets as noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each class pays all or a portion of the transfer agent fees at annual rates based on class-level average net assets as noted in the table below and each Fund's Institutional Premium Class does not pay transfer agent fees.

	Received by FIIOC	Paid by Class
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%
Premium Class	.11%	.05%
Institutional Class	.035%	.02%
Institutional Premium Class	.015%	–
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.11%
Premium Class	.11%	.04%
Institutional Class	.035%	.02%
Institutional Premium Class	.015%	–

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$40,730.21
Premium Class	257,572.05
Institutional Class	28,768.02
Institutional Premium Class	–	–
	$327,070
Fidelity Global ex U.S. Index Fund
Investor Class	$24,555.11
Premium Class	349,501.04
Institutional Class	67,904.02
Institutional Premium Class	–	–
	$441,960
Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 13,347,660 shares of the Fidelity Global ex U.S. Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $181,394,705. The net realized gain of $62,615,780 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fidelity Global ex U.S. Index Fund. The affiliated entity delivered investments and cash valued at $621,987,634 in exchange for 45,104,252 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$2,155
Fidelity Global ex U.S. Index Fund	5,068

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$86,477
Fidelity Global ex U.S. Index Fund	210,938

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$3,980
Fidelity Global ex U.S. Index Fund	1,164

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$542,014	$290,141
Premium Class	16,283,663	9,152,994
Institutional Class	4,613,874	3,191,048
Institutional Premium Class	3,519,724	4,296
Total	$24,959,275	$12,638,479
From net realized gain
Investor Class	$42,630	$–
Premium Class	1,165,199	–
Institutional Class	324,626	–
Institutional Premium Class	244,923	–
Total	$1,777,378	$–
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$929,725	$710,799
Premium Class	33,207,121	15,744,134
Institutional Class	12,513,286	6,109,298
Institutional Premium Class	18,760,746	14,159,098
Total	$65,410,878	$36,723,329
From net realized gain
Investor Class	$104,074	$16,844
Premium Class	3,591,253	359,898
Institutional Class	1,340,326	138,257
Institutional Premium Class	1,990,318	315,684
Total	$7,025,971	$830,683

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	2,474,593	4,595,198	$29,024,418	$44,721,174
Reinvestment of distributions	50,953	31,357	556,918	270,613
Shares redeemed	(1,932,707)	(3,918,080)	(22,688,935)	(38,590,456)
Net increase (decrease)	592,839	708,475	$6,892,401	$6,401,331
Premium Class
Shares sold	24,852,495	48,728,825	$291,330,520	$475,643,280
Reinvestment of distributions	1,420,087	970,483	15,521,554	8,365,562
Shares redeemed	(13,338,424)	(32,884,562)	(154,595,869)	(302,310,868)
Net increase (decrease)	12,934,158	16,814,746	$152,256,205	$181,697,974
Institutional Class
Shares sold	11,994,692	13,363,342	$139,855,350	$130,227,940
Reinvestment of distributions	419,348	348,827	4,587,665	3,010,374
Shares redeemed	(7,725,415)	(11,206,364)	(93,745,774)	(104,613,436)
Net increase (decrease)	4,688,625	2,505,805	$50,697,241	$28,624,878
Institutional Premium Class
Shares sold	2,963,154	18,939,252	$34,517,246	$164,987,276
Reinvestment of distributions	344,433	498	3,764,647	4,296
Shares redeemed	(1,265,456)	(1,806,984)	(14,831,362)	(18,355,507)
Net increase (decrease)	2,042,131	17,132,766	$23,450,531	$146,636,065
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	1,254,469(a)	3,656,372	$17,137,298(a)	$44,410,333
Reinvestment of distributions	77,311	65,700	1,020,503	720,731
Shares redeemed	(1,930,988)	(3,720,974)	(26,337,407)	(44,830,378)
Net increase (decrease)	(599,208)	1,098	$(8,179,606)	$300,686
Premium Class
Shares sold	38,940,745(a)	71,331,726	$532,534,913(a)	$868,267,163
Reinvestment of distributions	2,335,974	1,271,346	30,834,860	13,946,668
Shares redeemed	(28,771,493)(b)	(26,167,162)	(391,322,895)(b)	(320,300,835)
Net increase (decrease)	12,505,226	46,435,910	$172,046,878	$561,912,996
Institutional Class
Shares sold	20,879,326(a)	46,688,077	$286,035,989(a)	$549,906,665
Reinvestment of distributions	1,037,349	569,513	13,693,009	6,247,555
Shares redeemed	(14,057,403)	(25,958,123)	(192,668,992)	(326,220,950)
Net increase (decrease)	7,859,272	21,299,467	$107,060,006	$229,933,270
Institutional Premium Class
Shares sold	85,343,585(a)	25,870,791	$1,173,615,636(a)	$309,331,694
Reinvestment of distributions	1,572,050	1,318,286	20,751,064	14,474,782
Shares redeemed	(15,396,777)	(14,520,231)	(209,849,462)	(182,355,148)
Net increase (decrease)	71,518,858	12,668,846	$984,517,238	$141,451,328

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Emerging Markets Index Fund
Investor Class	.29%
Actual		$1,000.00	$1,041.20	$1.47
Hypothetical-C		$1,000.00	$1,023.36	$1.45
Premium Class	.13%
Actual		$1,000.00	$1,041.90	$.66
Hypothetical-C		$1,000.00	$1,024.15	$.65
Institutional Class	.10%
Actual		$1,000.00	$1,041.30	$.51
Hypothetical-C		$1,000.00	$1,024.30	$.50
Institutional Premium Class	.08%
Actual		$1,000.00	$1,041.50	$.40
Hypothetical-C		$1,000.00	$1,024.40	$.40
Fidelity Global ex U.S. Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,029.40	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.10%
Actual		$1,000.00	$1,029.40	$.50
Hypothetical-C		$1,000.00	$1,024.30	$.50
Institutional Class	.08%
Actual		$1,000.00	$1,030.30	$.40
Hypothetical-C		$1,000.00	$1,024.40	$.40
Institutional Premium Class	.06%
Actual		$1,000.00	$1,029.80	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

EMX-GUX-SANN-0618
1.929363.106

Fidelity® SAI International Minimum Volatility Index Fund

Fidelity® SAI U.S. Minimum Volatility Index Fund
Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2018

Contents

Fidelity® SAI International Minimum Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Minimum Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	21.4%
Canada	10.6%
Switzerland	9.6%
Taiwan	7.6%
United Kingdom	7.2%
Hong Kong	6.9%
United States of America*	3.5%
Denmark	2.9%
China	2.8%
Other	27.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.3
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.3
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.0
Swisscom AG (Switzerland, Diversified Telecommunication Services)	0.9
Intact Financial Corp. (Canada, Insurance)	0.9
DONG Energy A/S (Denmark, Electric Utilities)	0.9
10.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	21.2
Consumer Staples	13.6
Health Care	12.5
Industrials	10.5
Telecommunication Services	8.5
Consumer Discretionary	8.4
Utilities	6.8
Information Technology	6.0
Real Estate	4.2
Materials	2.8

Fidelity® SAI International Minimum Volatility Index Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 0.1%
CSL Ltd.	9,072	$1,162,024
Healthscope Ltd.	6	11
Medibank Private Ltd.	5	11
The GPT Group unit	4	15
Transurban Group unit	1	9

TOTAL AUSTRALIA		1,162,070

Bailiwick of Jersey - 0.1%
Randgold Resources Ltd.	21,519	1,744,838
Belgium - 0.8%
Colruyt NV	87,647	4,940,729
Proximus	77,690	2,385,803
UCB SA	79,444	6,020,979

TOTAL BELGIUM		13,347,511

Bermuda - 1.4%
Alibaba Pictures Group Ltd. (a)	11,620,000	1,308,953
Cheung Kong Infrastructure Holdings Ltd.	968,500	7,643,800
Cosco Shipping Ports Ltd.	773,080	679,905
Credicorp Ltd. (United States)	21,450	4,986,911
Jardine Matheson Holdings Ltd.	23,137	1,401,032
Jardine Strategic Holdings Ltd.	60,555	2,291,725
Sihuan Pharmaceutical Holdings Group Ltd.	4,333,000	1,047,234
Yue Yuen Industrial (Holdings) Ltd.	1,084,500	3,073,436

TOTAL BERMUDA		22,432,996

Canada - 10.2%
Bank of Montreal	180,535	13,710,789
Bank of Nova Scotia	183,018	11,249,488
Barrick Gold Corp.	156,632	2,108,027
BCE, Inc.	223,673	9,492,536
Canadian Imperial Bank of Commerce	142,694	12,428,420
Canadian Tire Ltd. Class A (non-vtg.)	28,002	3,816,184
CCL Industries, Inc. Class B	20,764	1,007,190
Constellation Software, Inc.	4,670	3,337,616
Dollarama, Inc.	8,371	963,615
Emera, Inc.	45,229	1,408,706
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,375	5,190,258
Franco-Nevada Corp.	91,592	6,496,580
George Weston Ltd.	42,799	3,506,388
Great-West Lifeco, Inc.	110,274	2,939,896
Hydro One Ltd. (b)	435,018	6,908,382
Intact Financial Corp.	197,499	15,059,116
Jean Coutu Group, Inc. Class A (sub. vtg.)	74,439	1,425,644
Loblaw Companies Ltd.	79,326	4,034,416
Metro, Inc. Class A (sub. vtg.)	157,291	4,990,876
National Bank of Canada	23,305	1,106,849
Open Text Corp.	23,210	819,432
RioCan (REIT)	108,659	1,976,080
Rogers Communications, Inc. Class B (non-vtg.)	127,534	6,020,356
Royal Bank of Canada	158,971	12,089,200
Shaw Communications, Inc. Class B	273,690	5,625,359
TELUS Corp.	276,144	9,882,641
The Toronto-Dominion Bank	175,596	9,861,932
Thomson Reuters Corp.	196,465	7,900,220
TransCanada Corp.	87,110	3,693,499

TOTAL CANADA		169,049,695

Cayman Islands - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)(c)	21,596	3,855,750
Anta Sports Products Ltd.	219,000	1,249,656
Baidu.com, Inc. sponsored ADR (a)	3,424	859,082
China Huishan Dairy Holdings Co. Ltd. (a)(d)	5,145,000	137,661
China Medical System Holdings Ltd.	384,000	940,330
Fullshare Holdings Ltd.	6,980,000	3,806,159
Kingboard Chemical Holdings Ltd.	135,500	551,254
NetEase, Inc. ADR	2,263	581,749
Shenzhou International Group Holdings Ltd.	678,499	7,406,655
Tencent Holdings Ltd.	194,800	9,576,938
WH Group Ltd. (b)	2,146,500	2,222,219

TOTAL CAYMAN ISLANDS		31,187,453

Chile - 0.9%
Banco de Chile	36,329,616	6,001,826
Banco de Credito e Inversiones	36,051	2,728,629
Colbun SA	175	44
S.A.C.I. Falabella	703,004	6,818,460

TOTAL CHILE		15,548,959

China - 2.8%
Agricultural Bank of China Ltd. (H Shares)	13,857,000	7,812,750
Bank of China Ltd. (H Shares)	5,906,000	3,205,961
China CITIC Bank Corp. Ltd. (H Shares)	2,190,000	1,565,518
China Construction Bank Corp. (H Shares)	9,072,000	9,504,363
China Huarong Asset Management Co. Ltd.	2,017,000	694,672
China Petroleum & Chemical Corp. (H Shares)	2,078,000	2,023,680
China Telecom Corp. Ltd. (H Shares)	3,132,000	1,518,181
Guangzhou Automobile Group Co. Ltd. (H Shares)	372,000	681,398
Industrial & Commercial Bank of China Ltd. (H Shares)	7,604,000	6,675,412
Jiangsu Expressway Co. Ltd. (H Shares)	1,786,000	2,448,827
PetroChina Co. Ltd. (H Shares)	1,794,000	1,321,943
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,248,000	1,381,483
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,338,626	1,914,645
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	5,108,000	3,391,760
Zijin Mng Group Co. Ltd. (H Shares)	4,808,000	2,180,903

TOTAL CHINA		46,321,496

Czech Republic - 0.1%
Komercni Banka A/S	27,586	1,190,928
MONETA Money Bank A/S (b)	245,700	884,516

TOTAL CZECH REPUBLIC		2,075,444

Denmark - 2.9%
Christian Hansen Holding A/S	45,930	4,177,823
Coloplast A/S Series B	39,670	3,360,590
Danske Bank A/S	30,598	1,068,254
DONG Energy A/S (b)	225,286	14,865,217
DSV de Sammensluttede Vognmaend A/S	42,255	3,357,963
H Lundbeck A/S	101,747	5,920,413
ISS Holdings A/S	118,930	4,163,716
Novo Nordisk A/S Series B	59,433	2,795,012
Tryg A/S	36,743	872,465
William Demant Holding A/S (a)	170,298	6,657,678

TOTAL DENMARK		47,239,131

Egypt - 0.1%
Commercial International Bank SAE	279,279	1,490,912
Commercial International Bank SAE sponsored GDR	30,534	156,639

TOTAL EGYPT		1,647,551

Finland - 0.5%
Neste Oyj	46,922	3,960,744
Orion Oyj (B Shares)	20,544	624,689
Sampo Oyj (A Shares)	77,359	4,180,488

TOTAL FINLAND		8,765,921

France - 2.5%
Aeroports de Paris	35,817	7,889,276
Atos Origin SA	12,866	1,738,588
Danone SA	30,446	2,466,303
Dassault Systemes SA	11,811	1,529,703
Essilor International SA	19,834	2,707,721
Hermes International SCA	8,369	5,415,011
L'Oreal SA	31,429	7,547,085
Sanofi SA	34,209	2,704,643
SCOR SE	1	41
SEB SA	4,944	948,692
Sodexo SA	27,470	2,720,311
Thales SA	27,668	3,508,247
Total SA	24,069	1,512,779

TOTAL FRANCE		40,688,400

Germany - 2.0%
Beiersdorf AG	8,242	934,789
Fresenius Medical Care AG & Co. KGaA	53,187	5,396,931
Innogy SE (b)	157,793	6,960,822
MAN SE	51,497	5,938,933
Merck KGaA	8,081	792,595
Muenchener Rueckversicherungs AG	3,890	892,302
SAP SE	26,370	2,929,857
TUI AG (GB)	241,283	5,465,928
Uniper SE	143,792	4,457,421

TOTAL GERMANY		33,769,578

Hong Kong - 6.9%
China Mobile Ltd.	906,000	8,631,006
China Resources Beer Holdings Co. Ltd.	990,000	4,263,859
China Resources Pharmaceutical Group Ltd.	2,755,000	3,808,676
CLP Holdings Ltd.	1,825,000	18,950,946
CNOOC Ltd.	576,000	974,427
CSPC Pharmaceutical Group Ltd.	2,502,000	6,372,741
Guangdong Investment Ltd.	2,940,000	4,550,629
Hang Seng Bank Ltd.	862,300	21,841,991
Hong Kong & China Gas Co. Ltd.	5,366,178	11,212,342
Link (REIT)	1,002,000	8,855,805
MTR Corp. Ltd.	2,192,511	12,319,194
Power Assets Holdings Ltd.	1,312,000	9,762,387
Techtronic Industries Co. Ltd.	392,500	2,299,340

TOTAL HONG KONG		113,843,343

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	191,117	2,208,467
India - 2.7%
Asian Paints Ltd.	155,736	2,810,230
Bharat Petroleum Corp. Ltd.	277,380	1,611,696
Britannia Industries Ltd.	42,108	3,491,893
Cipla Ltd. (a)	260,375	2,371,830
Dabur India Ltd.	672,855	3,731,177
Grasim Industries Ltd.	58,255	955,167
HCL Technologies Ltd.	114,768	1,814,422
Hindustan Unilever Ltd.	153,908	3,482,722
Housing Development Finance Corp. Ltd.	130,101	3,680,951
Indian Oil Corp. Ltd.	335,248	815,037
Infosys Ltd.	173,033	3,115,621
Lupin Ltd. (a)	87,878	1,070,355
Maruti Suzuki India Ltd.	24,549	3,245,449
Nestle India Ltd.	9,144	1,292,002
Petronet LNG Ltd.	657,603	2,238,938
Piramal Enterprises Ltd. (a)	19,411	757,055
Reliance Industries Ltd.	114,085	1,647,205
Sun Pharmaceutical Industries Ltd.	142,962	1,134,153
Tata Consultancy Services Ltd.	38,682	2,051,423
Vakrangee Ltd.	446,711	669,596
Wipro Ltd.	568,950	2,371,180

TOTAL INDIA		44,358,102

Indonesia - 1.4%
PT AKR Corporindo Tbk	1,578,000	552,549
PT Bank Central Asia Tbk	4,953,800	7,833,359
PT Bank Rakyat Indonesia Tbk	14,234,000	3,281,912
PT Hanjaya Mandala Sampoerna Tbk	8,336,900	2,112,526
PT Indofood CBP Sukses Makmur Tbk	1,632,900	1,014,461
PT Indofood Sukses Makmur Tbk	2,542,100	1,270,975
PT Kalbe Farma Tbk	11,786,400	1,272,395
PT Telekomunikasi Indonesia Tbk Series B	10,736,300	2,929,663
PT Unilever Indonesia Tbk	709,000	2,356,474
PT Waskita Karya Persero Tbk	4,900,000	774,041

TOTAL INDONESIA		23,398,355

Ireland - 0.9%
Kerry Group PLC Class A	81,345	8,300,623
Paddy Power Betfair PLC (Ireland)	7,764	768,347
Ryanair Holdings PLC sponsored ADR (a)	45,275	4,978,892

TOTAL IRELAND		14,047,862

Israel - 0.8%
Azrieli Group	49,877	2,288,082
Bank Hapoalim BM (Reg.)	397,083	2,720,812
Bank Leumi le-Israel BM	629,733	3,727,007
Check Point Software Technologies Ltd. (a)(c)	22,639	2,184,890
Mizrahi Tefahot Bank Ltd.	134,660	2,466,119

TOTAL ISRAEL		13,386,910

Italy - 0.4%
Snam Rete Gas SpA	1,316,426	6,335,018
Japan - 21.4%
ABC-MART, Inc.	48,200	3,178,943
Ajinomoto Co., Inc.	199,300	3,657,115
All Nippon Airways Ltd.	169,600	6,733,114
Asahi Group Holdings	91,200	4,618,397
Astellas Pharma, Inc.	671,300	9,818,591
Benesse Holdings, Inc.	104,800	3,825,027
Canon, Inc.	302,900	10,419,516
Chugai Pharmaceutical Co. Ltd.	70,300	3,716,923
Coca-Cola West Co. Ltd.	25,600	1,102,964
Daiichi Sankyo Kabushiki Kaisha	151,200	5,186,608
Dainippon Sumitomo Pharma Co. Ltd.	115,000	2,098,655
Daito Trust Construction Co. Ltd.	39,200	6,545,884
Daiwa House REIT Investment Corp.	323	771,158
East Japan Railway Co.	35,200	3,377,680
Eisai Co. Ltd.	52,300	3,513,936
FamilyMart Co. Ltd. (c)	100,800	9,801,537
Hankyu Hanshin Holdings, Inc.	25,400	1,002,570
Hisamitsu Pharmaceutical Co., Inc.	51,000	3,979,418
Idemitsu Kosan Co. Ltd.	64,000	2,508,599
Japan Airlines Co. Ltd.	170,600	6,725,997
Japan Prime Realty Investment Corp.	1,214	4,408,690
Japan Real Estate Investment Corp.	656	3,408,416
Japan Retail Fund Investment Corp.	613	1,149,515
Japan Tobacco, Inc.	56,100	1,506,931
Kajima Corp.	597,000	5,761,389
Kao Corp.	31,400	2,256,193
Keihin Electric Express Railway Co. Ltd.	224,600	4,123,419
Keyence Corp.	11,300	6,922,439
Kirin Holdings Co. Ltd.	371,300	10,437,293
Konami Holdings Corp.	70,800	3,484,303
Kyowa Hakko Kirin Co., Ltd.	47,600	1,033,685
Kyushu Railway Co.	233,800	7,506,751
Lawson, Inc.	73,300	4,847,777
McDonald's Holdings Co. (Japan) Ltd.	97,200	4,552,360
Meiji Holdings Co. Ltd.	54,200	4,353,055
Mitsubishi Tanabe Pharma Corp.	328,200	6,256,575
Nagoya Railroad Co. Ltd.	214,600	5,635,900
New Hampshire Foods Ltd.	105,400	4,613,419
Nikon Corp.	46,900	818,562
Nippon Building Fund, Inc.	296	1,665,203
Nippon Prologis REIT, Inc.	2,696	5,679,554
Nippon Telegraph & Telephone Corp.	208,700	9,903,898
Nissin Food Holdings Co. Ltd.	85,800	6,318,057
Nitori Holdings Co. Ltd.	48,200	8,147,969
Nomura Real Estate Master Fund, Inc.	4,818	6,729,863
Nomura Research Institute Ltd.	47,414	2,450,504
NTT Data Corp.	411,800	4,441,202
NTT DOCOMO, Inc.	394,700	10,196,684
Obayashi Corp.	218,800	2,525,847
Oracle Corp. Japan	56,000	4,610,318
Oriental Land Co. Ltd.	87,300	8,716,424
Osaka Gas Co. Ltd.	112,900	2,431,089
Otsuka Corp.	152,700	7,123,765
Otsuka Holdings Co. Ltd.	226,300	11,865,638
Park24 Co. Ltd.	138,300	3,921,789
Recruit Holdings Co. Ltd.	426,000	9,847,256
Ryohin Keikaku Co. Ltd.	4,200	1,442,645
Sankyo Co. Ltd. (Gunma)	65,500	2,303,764
Santen Pharmaceutical Co. Ltd.	152,100	2,567,001
Secom Co. Ltd.	82,400	6,182,261
Shimamura Co. Ltd.	20,800	2,425,906
Shionogi & Co. Ltd.	35,300	1,819,248
Showa Shell Sekiyu K.K.	84,500	1,195,769
Suntory Beverage & Food Ltd.	203,200	10,018,734
Taisei Corp.	52,800	2,854,446
Taisho Pharmaceutical Holdings Co. Ltd.	46,100	4,423,610
Takeda Pharmaceutical Co. Ltd.	205,300	8,645,193
Terumo Corp.	39,300	2,228,869
Tobu Railway Co. Ltd.	141,200	4,507,757
Toray Industries, Inc.	213,400	1,991,998
Toyo Suisan Kaisha Ltd.	129,600	5,109,550
Tsuruha Holdings, Inc.	14,600	2,100,787
United Urban Investment Corp.	1,748	2,683,081
USS Co. Ltd.	59,600	1,254,479
West Japan Railway Co.	15,500	1,098,838
Yamada Denki Co. Ltd. (c)	918,000	4,820,088
Yamazaki Baking Co. Ltd.	85,800	1,882,075

TOTAL JAPAN		353,790,463

Korea (South) - 1.2%
Db Insurance Co. Ltd.	26,198	1,538,720
Hanmi Science Co. Ltd.	8,676	630,290
Kangwon Land, Inc.	32,812	885,465
KT Corp.	33,242	842,936
KT Corp. sponsored ADR	25,100	337,093
KT&G Corp.	49,503	4,520,759
S1 Corp.	24,989	2,289,069
Samsung Fire & Marine Insurance Co. Ltd.	10,396	2,596,755
Samsung Life Insurance Co. Ltd.	7,080	773,500
SK Hynix, Inc.	13,987	1,103,627
SK Telecom Co. Ltd.	17,729	3,777,861

TOTAL KOREA (SOUTH)		19,296,075

Luxembourg - 0.2%
RTL Group SA	30,994	2,554,485
Malaysia - 1.9%
Hong Leong Bank Bhd	950,300	4,583,869
IHH Healthcare Bhd (b)	1,310,200	2,025,235
Malayan Banking Bhd	3,313,915	9,089,627
PPB Group Bhd	195,100	955,138
Public Bank Bhd	2,030,900	12,295,189
Telekom Malaysia Bhd	713,300	959,945
Tenaga Nasional Bhd	441,000	1,776,669

TOTAL MALAYSIA		31,685,672

Multi-National - 0.7%
HK Electric Investments & HK Electric Investments Ltd. unit	3,874,000	3,602,142
HKT Trust/HKT Ltd. unit	5,533,000	7,279,690

TOTAL MULTI-NATIONAL		10,881,832

Netherlands - 0.2%
Koninklijke Ahold Delhaize NV	117,166	2,830,501
NN Group NV	1	48

TOTAL NETHERLANDS		2,830,549

New Zealand - 0.3%
Auckland International Airport Ltd.	242,184	1,087,156
Meridian Energy Ltd.	535,872	1,108,496
Ryman Healthcare Group Ltd.	360,605	2,689,450
Spark New Zealand Ltd.	361,156	879,218

TOTAL NEW ZEALAND		5,764,320

Pakistan - 0.0%
MCB Bank Ltd.	466,200	842,484
Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	565,780	761,323
Aboitiz Power Corp.	2,150,400	1,578,622
Bank of the Philippine Islands (BPI)	1,324,098	2,684,120
BDO Unibank, Inc.	2,170,603	5,514,026
Jollibee Food Corp.	204,580	1,126,006
Universal Robina Corp.	283,160	769,650

TOTAL PHILIPPINES		12,433,747

Qatar - 0.5%
Qatar Electricity & Water Co.	17,167	933,553
Qatar National Bank SAQ	157,593	6,535,716

TOTAL QATAR		7,469,269

Singapore - 2.7%
Ascendas Real Estate Investment Trust	398,600	799,628
CapitaCommercial Trust (REIT)	3,682,700	5,031,296
CapitaMall Trust	3,627,000	5,727,641
DBS Group Holdings Ltd.	162,623	3,752,052
Oversea-Chinese Banking Corp. Ltd.	521,220	5,383,467
Singapore Airlines Ltd.	789,000	6,437,742
Singapore Airport Terminal Service Ltd.	985,600	4,095,559
Singapore Exchange Ltd.	140,500	814,763
Singapore Press Holdings Ltd.	1,604,800	3,279,306
Singapore Telecommunications Ltd.	3,042,600	8,047,969
United Overseas Bank Ltd.	84,365	1,910,380

TOTAL SINGAPORE		45,279,803

South Africa - 0.0%
Fortress (REIT) Ltd. Class A	14	19
Sweden - 0.1%
Swedish Match Co. AB	22,364	1,006,254
Switzerland - 9.6%
Baloise Holdings AG	30,569	4,864,512
Barry Callebaut AG	3,064	5,525,094
Ems-Chemie Holding AG	4,699	2,916,130
Geberit AG (Reg.)	1,807	774,220
Givaudan SA	1,944	4,352,912
Kuehne & Nagel International AG	52,524	8,215,156
Lindt & Spruengli AG	86	6,543,290
Lindt & Spruengli AG (participation certificate)	1,448	9,322,139
Nestle SA (Reg. S)	260,524	20,182,819
Novartis AG	208,967	16,085,092
Partners Group Holding AG	4,065	2,980,043
Roche Holding AG (participation certificate)	79,771	17,724,117
Schindler Holding AG (Reg.)	5,033	1,011,171
SGS SA (Reg.)	1,241	3,026,738
Sika AG	968	7,062,200
Sonova Holding AG Class B	76,484	12,672,727
Straumann Holding AG	3,260	2,228,708
Swiss Life Holding AG	4,679	1,645,440
Swiss Prime Site AG	90,665	8,512,995
Swiss Re Ltd.	79,194	7,564,585
Swisscom AG	32,834	15,804,054

TOTAL SWITZERLAND		159,014,142

Taiwan - 7.6%
ASUSTeK Computer, Inc.	527,000	4,916,422
Chang Hwa Commercial Bank	6,877,391	3,951,876
China Airlines Ltd. (a)	3,838,000	1,397,535
Chinatrust Financial Holding Co. Ltd.	5,668,700	4,035,547
Chunghwa Telecom Co. Ltd.	5,555,000	21,099,717
E.SUN Financial Holdings Co. Ltd.	5,775,519	4,076,947
EVA Airways Corp.	3,049,689	1,634,751
Far EasTone Telecommunications Co. Ltd.	2,333,000	6,161,549
First Financial Holding Co. Ltd.	13,389,660	9,189,186
Formosa Petrochemical Corp.	933,000	3,800,219
Formosa Taffeta Co. Ltd.	773,000	872,460
Fubon Financial Holding Co. Ltd.	581,000	992,248
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,252,300	3,476,955
Hua Nan Financial Holdings Co. Ltd.	10,493,161	6,334,322
Lite-On Technology Corp.	1,094,428	1,441,663
Mega Financial Holding Co. Ltd.	10,670,789	9,403,566
Nanya Technology Corp.	619,000	1,923,461
President Chain Store Corp.	344,000	3,375,348
Sinopac Holdings Co.	6,860,182	2,464,372
Standard Foods Corp.	422,347	945,515
Synnex Technology International Corp.	1,063,750	1,525,053
Taishin Financial Holdings Co. Ltd.	2,172,388	1,053,738
Taiwan Business Bank	5,390,594	1,653,636
Taiwan Cooperative Financial Holding Co. Ltd.	11,591,024	6,723,174
Taiwan High Speed Rail Corp.	2,468,000	1,892,312
Taiwan Mobile Co. Ltd.	2,350,000	8,662,958
Taiwan Semiconductor Manufacturing Co. Ltd.	1,558,000	11,846,798
Winbond Electronics Corp.	861,000	526,042

TOTAL TAIWAN		125,377,370

Thailand - 1.7%
Airports of Thailand PCL (For. Reg.)	3,231,800	7,269,523
Bangkok Dusit Medical Services PCL (For. Reg.)	2,493,700	1,775,826
Bangkok Expressway and Metro PCL	10,936,400	2,679,292
BTS Group Holdings PCL	9,234,800	2,602,330
Bumrungrad Hospital PCL (For. Reg.)	256,300	1,538,300
C.P. ALL PCL (For. Reg.)	546,500	1,503,148
Electricity Generating PCL (For. Reg.)	192,100	1,354,008
Glow Energy PCL (For. Reg.)	392,400	1,068,555
Kasikornbank PCL	14,100	89,367
Kasikornbank PCL (For. Reg.)	339,700	2,153,042
Krung Thai Bank PCL (For. Reg.)	5,100,300	2,928,885
Siam Cement PCL (For. Reg.)	213,200	3,152,623

TOTAL THAILAND		28,114,899

United Arab Emirates - 0.5%
DP World Ltd.	64,886	1,443,714
Dubai Islamic Bank Pakistan Ltd.	512,697	767,688
Emirates Telecommunications Corp.	567,263	2,648,561
National Bank of Abu Dhabi PJSC	1,024,152	3,457,383

TOTAL UNITED ARAB EMIRATES		8,317,346

United Kingdom - 7.2%
Admiral Group PLC	92,269	2,531,643
AstraZeneca PLC (United Kingdom)	114,504	8,015,552
British American Tobacco PLC (United Kingdom)	105,977	5,812,575
Bunzl PLC	126,062	3,663,631
Carnival PLC	54,239	3,525,283
Centrica PLC	1	2
Compass Group PLC	747,907	16,062,440
Diageo PLC	323,408	11,537,481
Direct Line Insurance Group PLC	211,822	1,091,516
Fresnillo PLC	1	18
GlaxoSmithKline PLC	485,672	9,741,205
HSBC Holdings PLC (United Kingdom)	309,884	3,085,200
Imperial Tobacco Group PLC	172,635	6,190,027
Kingfisher PLC	665,707	2,776,287
National Grid PLC	1,268,333	14,716,249
Reckitt Benckiser Group PLC	94,391	7,404,793
RELX PLC	387,767	8,298,525
Royal Mail PLC	414,762	3,318,669
Scottish & Southern Energy PLC	103,381	1,962,027
Severn Trent PLC	73,335	1,958,630
Smith & Nephew PLC	187,959	3,599,611
United Utilities Group PLC	148,499	1,519,387
Vodafone Group PLC	692,545	2,020,995

TOTAL UNITED KINGDOM		118,831,746

United States of America - 0.6%
Yum China Holdings, Inc.	213,584	9,132,852
TOTAL COMMON STOCKS
(Cost $1,376,123,972)		1,595,182,427

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	36
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.31% to 1.72% 5/10/18 to 8/9/18 (Cost $3,994,286)(e)	4,000,000	3,993,714
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.74% (f)	35,007,475	35,014,477
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	18,287,733	18,289,561
TOTAL MONEY MARKET FUNDS
(Cost $53,304,063)		53,304,038
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,433,422,347)		1,652,480,215
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,854,802)
NET ASSETS - 100%		$1,649,625,413

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	332	June 2018	$33,639,900	$206,764	$206,764
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	261	June 2018	15,036,210	(141,391)	(141,391)
TME S&P/TSX 60 Index Contracts (Canada)	41	June 2018	5,874,980	99,939	99,939
TOTAL FUTURES CONTRACTS					$165,312

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $51,944,339

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,866,391 or 2.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,382,332.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$376,626
Fidelity Securities Lending Cash Central Fund	25,402
Total	$402,028

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$133,507,545	$99,943,005	$33,564,540	$--
Consumer Staples	224,571,237	144,242,498	80,191,078	137,661
Energy	35,848,020	19,902,096	15,945,924	--
Financials	351,278,579	181,019,080	170,259,499	--
Health Care	204,179,601	89,635,416	114,544,185	--
Industrials	176,500,988	127,263,339	49,237,649	--
Information Technology	104,199,169	45,042,968	59,156,201	--
Materials	44,348,399	28,120,880	16,227,519	--
Real Estate	71,953,729	45,818,521	26,135,208	--
Telecommunication Services	139,483,314	47,450,262	92,033,052	--
Utilities	109,311,882	45,849,755	63,462,127	--
Government Obligations	3,993,714	--	3,993,714	--
Money Market Funds	53,304,038	53,304,038	--	--
Total Investments in Securities:	$1,652,480,215	$927,591,858	$724,750,696	$137,661
Derivative Instruments:
Assets
Futures Contracts	$306,703	$306,703	$--	$--
Total Assets	$306,703	$306,703	$--	$--
Liabilities
Futures Contracts	$(141,391)	$(141,391)	$--	$--
Total Liabilities	$(141,391)	$(141,391)	$--	$--
Total Derivative Instruments:	$165,312	$165,312	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$405,042,791
Level 2 to Level 1	$322,765,916

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$306,703	$(141,391)
Total Equity Risk	306,703	(141,391)
Total Value of Derivatives	$306,703	$(141,391)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,603,360) — See accompanying schedule: Unaffiliated issuers (cost $1,380,118,284)	$1,599,176,177
Fidelity Central Funds (cost $53,304,063)	53,304,038
Total Investment in Securities (cost $1,433,422,347)		$1,652,480,215
Foreign currency held at value (cost $2,800,470)		2,782,469
Receivable for investments sold		5,113,263
Receivable for fund shares sold		2,879,215
Dividends receivable		6,814,102
Distributions receivable from Fidelity Central Funds		56,750
Prepaid expenses		801
Receivable from investment adviser for expense reductions		179,271
Other receivables		33,345
Total assets		1,670,339,431
Liabilities
Payable to custodian bank	$801
Payable for fund shares redeemed	1,160,983
Accrued management fee	212,398
Payable for daily variation margin on futures contracts	275,579
Other affiliated payables	143,093
Other payables and accrued expenses	632,337
Collateral on securities loaned	18,288,827
Total liabilities		20,714,018
Net Assets		$1,649,625,413
Net Assets consist of:
Paid in capital		$1,446,080,993
Undistributed net investment income		15,866,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,048,415)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,726,214
Net Assets, for 148,730,200 shares outstanding		$1,649,625,413
Net Asset Value, offering price and redemption price per share ($1,649,625,413 ÷ 148,730,200 shares)		$11.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$25,241,953
Interest		25,848
Income from Fidelity Central Funds		402,028
Income before foreign taxes withheld		25,669,829
Less foreign taxes withheld		(2,428,148)
Total income		23,241,681
Expenses
Management fee	$1,433,438
Transfer agent fees	716,719
Accounting and security lending fees	243,668
Custodian fees and expenses	305,005
Independent trustees' fees and expenses	3,813
Registration fees	98,563
Audit	30,104
Legal	3,260
Interest	16,288
Miscellaneous	5,424
Total expenses before reductions	2,856,282
Expense reductions	(923,296)	1,932,986
Net investment income (loss)		21,308,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,584,976
Fidelity Central Funds	297
Foreign currency transactions	109,138
Futures contracts	5,826,091
Total net realized gain (loss)		7,520,502
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $50,768)	51,690,330
Fidelity Central Funds	(25)
Assets and liabilities in foreign currencies	(67,218)
Futures contracts	(870,698)
Total change in net unrealized appreciation (depreciation)		50,752,389
Net gain (loss)		58,272,891
Net increase (decrease) in net assets resulting from operations		$79,581,586

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,308,695	$38,456,869
Net realized gain (loss)	7,520,502	(23,598,462)
Change in net unrealized appreciation (depreciation)	50,752,389	159,239,882
Net increase (decrease) in net assets resulting from operations	79,581,586	174,098,289
Distributions to shareholders from net investment income	(32,823,660)	(26,713,646)
Distributions to shareholders from net realized gain	–	(5,539,697)
Total distributions	(32,823,660)	(32,253,343)
Share transactions
Proceeds from sales of shares	596,277,616	949,931,043
Reinvestment of distributions	18,818,037	31,128,648
Cost of shares redeemed	(826,684,898)	(487,514,618)
Net increase (decrease) in net assets resulting from share transactions	(211,589,245)	493,545,073
Total increase (decrease) in net assets	(164,831,319)	635,390,019
Net Assets
Beginning of period	1,814,456,732	1,179,066,713
End of period	$1,649,625,413	$1,814,456,732
Other Information
Undistributed net investment income end of period	$15,866,621	$27,381,586
Shares
Sold	54,202,733	92,270,740
Issued in reinvestment of distributions	1,740,799	3,416,976
Redeemed	(74,756,264)	(48,891,378)
Net increase (decrease)	(18,812,732)	46,796,338

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Minimum Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$9.76	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.29	.28	.10
Net realized and unrealized gain (loss)	.33	1.04	(.02)	(.49)
Total from investment operations	.45	1.33	.26	(.39)
Distributions from net investment income	(.19)	(.22)	(.10)	–
Distributions from net realized gain	–	(.05)	–C	–
Total distributions	(.19)	(.26)D	(.11)E	–
Net asset value, end of period	$11.09	$10.83	$9.76	$9.61
Total ReturnF,G	4.16%	14.15%	2.75%	(3.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.30%J	.31%	.32%	.40%J
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%J
Expenses net of all reductions	.20%J	.20%	.20%	.20%J
Net investment income (loss)	2.23%J	2.86%	2.88%	2.51%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,649,625	$1,814,457	$1,179,067	$737,119
Portfolio turnover rateK	42%J	25%	22%	6%L

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.045 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Visa, Inc. Class A	1.7
McDonald's Corp.	1.5
Becton, Dickinson & Co.	1.5
Newmont Mining Corp.	1.5
Johnson & Johnson	1.4
7.6

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	20.7
Health Care	17.1
Consumer Staples	12.0
Financials	10.6
Industrials	10.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 6.0%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® SAI U.S. Minimum Volatility Index Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.1%
Genuine Parts Co.	20,380	$1,799,962
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	119,049	4,451,242
Darden Restaurants, Inc.	45,500	4,225,130
McDonald's Corp.	146,730	24,568,471
Starbucks Corp.	123,417	7,105,117
Vail Resorts, Inc.	6,631	1,520,555
Yum! Brands, Inc.	32,259	2,809,759
		44,680,274
Household Durables - 0.1%
NVR, Inc. (a)	447	1,385,700
Media - 2.0%
Charter Communications, Inc. Class A (a)	10,440	2,832,268
Comcast Corp. Class A	301,039	9,449,614
Liberty Broadband Corp. Class C (a)	26,486	1,877,593
Omnicom Group, Inc. (b)	25,843	1,903,595
The Walt Disney Co.	89,529	8,982,445
Time Warner, Inc.	82,552	7,825,930
		32,871,445
Multiline Retail - 0.1%
Dollar General Corp.	22,605	2,182,061
Specialty Retail - 2.6%
AutoZone, Inc. (a)	9,424	5,885,476
Home Depot, Inc.	74,324	13,735,075
O'Reilly Automotive, Inc. (a)	9,658	2,473,124
Ross Stores, Inc.	42,349	3,423,917
TJX Companies, Inc.	183,460	15,566,581
Ulta Beauty, Inc. (a)(b)	3,903	979,302
		42,063,475

TOTAL CONSUMER DISCRETIONARY		124,982,917

CONSUMER STAPLES - 12.0%
Beverages - 3.9%
Brown-Forman Corp. Class B (non-vtg.)	17,342	971,846
Constellation Brands, Inc. Class A (sub. vtg.)	32,339	7,539,191
Dr. Pepper Snapple Group, Inc.	114,877	13,780,645
PepsiCo, Inc.	201,519	20,341,328
The Coca-Cola Co.	506,820	21,899,692
		64,532,702
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	15,893	3,133,464
CVS Health Corp.	18,393	1,284,383
Sysco Corp.	84,042	5,255,987
Walmart, Inc.	105,586	9,340,138
		19,013,972
Food Products - 2.8%
Campbell Soup Co.	128,795	5,252,260
ConAgra Foods, Inc.	69,600	2,580,072
General Mills, Inc.	167,799	7,339,528
Hormel Foods Corp. (b)	87,806	3,182,968
Ingredion, Inc.	14,666	1,775,906
Kellogg Co.	141,474	8,332,819
McCormick & Co., Inc. (non-vtg.) (b)	95,600	10,077,196
The Hershey Co.	61,439	5,648,702
The J.M. Smucker Co.	7,827	892,904
Tyson Foods, Inc. Class A	14,353	1,006,145
		46,088,500
Household Products - 2.8%
Church & Dwight Co., Inc.	178,330	8,238,846
Clorox Co.	91,989	10,781,111
Colgate-Palmolive Co.	80,796	5,270,323
Kimberly-Clark Corp.	50,608	5,239,952
Procter & Gamble Co.	223,947	16,200,326
		45,730,558
Tobacco - 1.3%
Altria Group, Inc.	262,954	14,754,349
Philip Morris International, Inc.	82,256	6,744,992
		21,499,341

TOTAL CONSUMER STAPLES		196,865,073

ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	68,567	4,700,954
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	71,332	8,924,347
Exxon Mobil Corp.	221,874	17,250,704
Occidental Petroleum Corp.	46,705	3,608,428
		29,783,479

TOTAL ENERGY		34,484,433

FINANCIALS - 10.6%
Banks - 0.2%
U.S. Bancorp	53,133	2,680,560
Capital Markets - 0.5%
Cboe Global Markets, Inc.	29,167	3,114,452
CME Group, Inc.	32,216	5,079,819
		8,194,271
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	86,091	16,678,409
Insurance - 7.6%
AFLAC, Inc.	118,090	5,381,361
Alleghany Corp.	10,185	5,853,014
Allstate Corp.	112,343	10,989,392
Aon PLC	36,912	5,258,853
Arch Capital Group Ltd. (a)	165,340	13,248,694
Athene Holding Ltd. (a)	51,926	2,544,374
Axis Capital Holdings Ltd.	69,382	4,072,723
Chubb Ltd.	116,272	15,774,622
Cincinnati Financial Corp.	37,624	2,646,472
Everest Re Group Ltd.	21,378	4,974,019
FNF Group	60,905	2,243,131
Markel Corp. (a)	10,501	11,866,550
Marsh & McLennan Companies, Inc.	125,523	10,230,125
Progressive Corp.	95,807	5,776,204
RenaissanceRe Holdings Ltd.	56,797	7,726,664
The Travelers Companies, Inc.	63,297	8,329,885
W.R. Berkley Corp.	90,643	6,758,342
		123,674,425
Mortgage Real Estate Investment Trusts - 1.3%
AGNC Investment Corp.	510,307	9,655,008
Annaly Capital Management, Inc.	1,216,059	12,610,532
		22,265,540

TOTAL FINANCIALS		173,493,205

HEALTH CARE - 17.1%
Health Care Equipment & Supplies - 8.0%
Abbott Laboratories	55,853	3,246,735
Baxter International, Inc.	169,855	11,804,923
Becton, Dickinson & Co.	105,518	24,466,459
Boston Scientific Corp. (a)	242,455	6,963,308
Danaher Corp.	131,555	13,197,598
Intuitive Surgical, Inc. (a)	46,196	20,362,273
Medtronic PLC	175,101	14,030,843
ResMed, Inc.	35,662	3,375,052
Stryker Corp.	85,696	14,518,616
Teleflex, Inc.	15,115	4,049,006
The Cooper Companies, Inc.	21,249	4,859,859
Varian Medical Systems, Inc. (a)	68,869	7,960,568
Zimmer Biomet Holdings, Inc.	11,364	1,308,792
		130,144,032
Health Care Providers & Services - 3.6%
Aetna, Inc.	24,158	4,325,490
Anthem, Inc.	23,389	5,519,570
Cigna Corp.	35,120	6,034,318
Henry Schein, Inc. (a)(b)	70,483	5,356,708
Humana, Inc.	25,018	7,359,795
Laboratory Corp. of America Holdings (a)	52,751	9,007,233
Quest Diagnostics, Inc.	39,562	4,003,674
UnitedHealth Group, Inc.	68,443	16,179,925
Universal Health Services, Inc. Class B	15,332	1,750,914
		59,537,627
Health Care Technology - 0.1%
Cerner Corp. (a)	13,830	805,598
Life Sciences Tools & Services - 0.6%
Quintiles Transnational Holdings, Inc. (a)	14,498	1,388,328
Thermo Fisher Scientific, Inc.	30,372	6,388,750
Waters Corp. (a)	8,066	1,519,715
		9,296,793
Pharmaceuticals - 4.8%
Allergan PLC	4,771	733,064
Bristol-Myers Squibb Co.	49,420	2,576,265
Eli Lilly & Co.	165,775	13,439,379
Johnson & Johnson	177,580	22,462,094
Merck & Co., Inc.	225,353	13,266,531
Pfizer, Inc.	613,011	22,442,333
Zoetis, Inc. Class A	49,292	4,114,896
		79,034,562

TOTAL HEALTH CARE		278,818,612

INDUSTRIALS - 10.3%
Aerospace & Defense - 4.8%
General Dynamics Corp.	27,092	5,453,891
Harris Corp.	54,804	8,572,442
L3 Technologies, Inc.	11,275	2,208,547
Lockheed Martin Corp.	62,401	20,020,737
Northrop Grumman Corp.	69,735	22,457,459
Raytheon Co.	96,824	19,843,111
		78,556,187
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc. (b)	78,292	7,205,213
Expeditors International of Washington, Inc.	131,168	8,376,388
United Parcel Service, Inc. Class B	64,985	7,375,798
		22,957,399
Commercial Services & Supplies - 2.9%
Cintas Corp.	21,958	3,739,447
Republic Services, Inc.	298,846	19,329,359
Waste Connection, Inc. (Canada)	33,003	2,385,356
Waste Management, Inc.	267,672	21,759,057
		47,213,219
Industrial Conglomerates - 0.9%
3M Co.	47,772	9,286,399
Honeywell International, Inc.	37,965	5,492,776
		14,779,175
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	38,125	4,058,406

TOTAL INDUSTRIALS		167,564,386

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	345,699	15,311,009
F5 Networks, Inc. (a)	24,223	3,950,529
Motorola Solutions, Inc.	63,946	7,023,189
		26,284,727
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	158,458	13,264,519
Dell Technologies, Inc. (a)	95,648	6,864,657
FLIR Systems, Inc.	50,621	2,710,755
		22,839,931
Internet Software & Services - 2.0%
Alphabet, Inc. Class A (a)	8,525	8,683,395
eBay, Inc. (a)(b)	130,335	4,937,090
Facebook, Inc. Class A (a)	74,924	12,886,928
VeriSign, Inc. (a)(b)	48,831	5,733,736
		32,241,149
IT Services - 10.7%
Accenture PLC Class A	136,389	20,622,017
Automatic Data Processing, Inc.	95,492	11,275,695
Broadridge Financial Solutions, Inc.	145,552	15,604,630
Fidelity National Information Services, Inc.	143,865	13,662,859
Fiserv, Inc. (a)	281,108	19,919,313
Gartner, Inc. (a)(b)	51,674	6,267,539
IBM Corp.	69,891	10,131,399
Jack Henry & Associates, Inc.	109,186	13,045,543
MasterCard, Inc. Class A	92,349	16,463,056
Paychex, Inc.	210,948	12,777,120
Visa, Inc. Class A	222,770	28,265,051
Worldpay, Inc. (a)	87,710	7,123,806
		175,158,028
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	159,540	8,235,455
Texas Instruments, Inc.	57,362	5,818,228
Xilinx, Inc.	12,095	776,983
		14,830,666
Software - 3.8%
ANSYS, Inc. (a)	65,661	10,614,757
Cadence Design Systems, Inc. (a)	69,644	2,789,939
CDK Global, Inc.	20,220	1,319,153
Electronic Arts, Inc. (a)	25,667	3,028,193
Intuit, Inc.	32,067	5,925,661
Microsoft Corp.	144,346	13,499,238
Oracle Corp.	167,773	7,662,193
Salesforce.com, Inc. (a)	21,767	2,633,589
Synopsys, Inc. (a)	94,499	8,080,609
VMware, Inc. Class A (a)(b)	50,614	6,744,822
		62,298,154
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	28,460	4,703,300

TOTAL INFORMATION TECHNOLOGY		338,355,955

MATERIALS - 3.2%
Chemicals - 1.7%
Ecolab, Inc.	40,146	5,811,936
International Flavors & Fragrances, Inc.	14,437	2,039,371
Monsanto Co.	93,129	11,675,583
Praxair, Inc.	37,129	5,662,915
Sherwin-Williams Co.	6,596	2,425,085
		27,614,890
Containers & Packaging - 0.0%
Avery Dennison Corp.	7,375	772,974
Metals & Mining - 1.5%
Newmont Mining Corp.	608,285	23,899,518

TOTAL MATERIALS		52,287,382

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 6.4%
American Tower Corp.	17,831	2,431,435
AvalonBay Communities, Inc.	80,203	13,073,089
Boston Properties, Inc.	7,798	946,755
Camden Property Trust (SBI)	76,454	6,529,172
Crown Castle International Corp.	127,036	12,814,121
Digital Realty Trust, Inc.	33,446	3,534,908
Equinix, Inc.	8,423	3,544,314
Equity Residential (SBI)	137,823	8,505,057
Essex Property Trust, Inc.	23,382	5,604,432
Extra Space Storage, Inc.	10,098	904,680
Federal Realty Investment Trust (SBI)	40,661	4,710,577
Invitation Homes, Inc. (b)	35,778	827,903
Mid-America Apartment Communities, Inc.	36,502	3,338,473
National Retail Properties, Inc.	76,890	2,924,896
Public Storage	53,801	10,855,966
Realty Income Corp.	160,414	8,102,511
Regency Centers Corp.	20,643	1,214,841
UDR, Inc.	211,564	7,648,039
Ventas, Inc.	50,984	2,621,597
Welltower, Inc.	71,993	3,847,306
		103,980,072
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	409,391	13,387,086
Verizon Communications, Inc.	400,266	19,753,127
Zayo Group Holdings, Inc. (a)	74,727	2,712,590
		35,852,803
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	35,128	2,125,595

TOTAL TELECOMMUNICATION SERVICES		37,978,398

UTILITIES - 7.5%
Electric Utilities - 4.7%
Alliant Energy Corp.	40,192	1,726,246
American Electric Power Co., Inc.	71,274	4,987,755
Duke Energy Corp.	213,248	17,093,960
Edison International	30,055	1,969,204
Eversource Energy	60,674	3,655,609
NextEra Energy, Inc.	80,023	13,116,570
PG&E Corp.	23,497	1,083,212
PPL Corp.	47,449	1,380,766
Southern Co.	272,810	12,581,997
Westar Energy, Inc.	78,986	4,279,461
Xcel Energy, Inc.	331,631	15,533,596
		77,408,376
Multi-Utilities - 2.5%
CMS Energy Corp.	71,780	3,387,298
Consolidated Edison, Inc.	240,707	19,287,853
Dominion Resources, Inc.	135,464	9,016,484
DTE Energy Co.	8,832	930,893
WEC Energy Group, Inc.	140,723	9,045,674
		41,668,202
Water Utilities - 0.3%
American Water Works Co., Inc.	48,574	4,205,537

TOTAL UTILITIES		123,282,115

TOTAL COMMON STOCKS
(Cost $1,530,681,067)		1,632,092,548
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.33% to 1.9% 5/10/18 to 9/27/18 (c)
(Cost $596,074)	600,000	596,009
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.74% (d)	11,636,641	$11,638,968
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	44,657,784	44,662,250
TOTAL MONEY MARKET FUNDS
(Cost $56,301,218)		56,301,218
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $1,587,578,359)		1,688,989,775
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(53,441,268)
NET ASSETS - 100%		$1,635,548,507

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	June 2018	$2,514,650	$54,315	$54,316
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	June 2018	936,050	13,331	13,331
TOTAL FUTURES CONTRACTS					$67,647

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $536,483.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,200
Fidelity Securities Lending Cash Central Fund	23,029
Total	$124,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,982,917	$124,982,917	$--	$--
Consumer Staples	196,865,073	196,865,073	--	--
Energy	34,484,433	34,484,433	--	--
Financials	173,493,205	173,493,205	--	--
Health Care	278,818,612	278,818,612	--	--
Industrials	167,564,387	167,564,387	--	--
Information Technology	338,355,955	338,355,955	--	--
Materials	52,287,382	52,287,382	--	--
Real Estate	103,980,072	103,980,072	--	--
Telecommunication Services	37,978,398	37,978,398	--	--
Utilities	123,282,114	123,282,114	--	--
U.S. Government and Government Agency Obligations	596,009	--	596,009	--
Money Market Funds	56,301,218	56,301,218	--	--
Total Investments in Securities:	$1,688,989,775	$1,688,393,766	$596,009	$--
Derivative Instruments:
Assets
Futures Contracts	$67,647	$67,647	$--	$--
Total Assets	$67,647	$67,647	$--	$--
Total Derivative Instruments:	$67,647	$67,647	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$67,647	$0
Total Equity Risk	67,647	0
Total Value of Derivatives	$67,647	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,500,193) — See accompanying schedule: Unaffiliated issuers (cost $1,531,277,141)	$1,632,688,557
Fidelity Central Funds (cost $56,301,218)	56,301,218
Total Investment in Securities (cost $1,587,578,359)		$1,688,989,775
Receivable for fund shares sold		5,329,440
Dividends receivable		1,414,896
Distributions receivable from Fidelity Central Funds		26,040
Prepaid expenses		309
Receivable from investment adviser for expense reductions		151,096
Total assets		1,695,911,556
Liabilities
Payable for investments purchased	$13,893,226
Payable for fund shares redeemed	1,310,996
Accrued management fee	124,370
Payable for daily variation margin on futures contracts	132,022
Other affiliated payables	126,605
Other payables and accrued expenses	117,653
Collateral on securities loaned	44,658,177
Total liabilities		60,363,049
Net Assets		$1,635,548,507
Net Assets consist of:
Paid in capital		$1,527,980,982
Undistributed net investment income		7,093,731
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,005,269)
Net unrealized appreciation (depreciation) on investments		101,479,063
Net Assets, for 131,985,508 shares outstanding		$1,635,548,507
Net Asset Value, offering price and redemption price per share ($1,635,548,507 ÷ 131,985,508 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$11,141,300
Interest		2,518
Income from Fidelity Central Funds		124,229
Total income		11,268,047
Expenses
Management fee	$548,130
Transfer agent fees	411,098
Accounting and security lending fees	160,943
Custodian fees and expenses	30,216
Independent trustees' fees and expenses	1,926
Registration fees	144,148
Audit	29,861
Legal	1,821
Interest	842
Miscellaneous	2,442
Total expenses before reductions	1,331,427
Expense reductions	(506,972)	824,455
Net investment income (loss)		10,443,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(925,286)
Fidelity Central Funds	(140)
Foreign currency transactions	1
Futures contracts	674,758
Total net realized gain (loss)		(250,667)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,136,223
Fidelity Central Funds	210
Futures contracts	12,836
Total change in net unrealized appreciation (depreciation)		12,149,269
Net gain (loss)		11,898,602
Net increase (decrease) in net assets resulting from operations		$22,342,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,443,592	$11,881,005
Net realized gain (loss)	(250,667)	37,511,259
Change in net unrealized appreciation (depreciation)	12,149,269	41,590,215
Net increase (decrease) in net assets resulting from operations	22,342,194	90,982,479
Distributions to shareholders from net investment income	(9,975,122)	(14,558,665)
Distributions to shareholders from net realized gain	(26,991,499)	–
Total distributions	(36,966,621)	(14,558,665)
Share transactions
Proceeds from sales of shares	1,186,442,209	672,203,785
Reinvestment of distributions	11,753,177	13,736,526
Cost of shares redeemed	(396,410,830)	(862,562,675)
Net increase (decrease) in net assets resulting from share transactions	801,784,556	(176,622,364)
Total increase (decrease) in net assets	787,160,129	(100,198,550)
Net Assets
Beginning of period	848,388,378	948,586,928
End of period	$1,635,548,507	$848,388,378
Other Information
Undistributed net investment income end of period	$7,093,731	$6,625,261
Shares
Sold	95,514,550	56,408,013
Issued in reinvestment of distributions	934,275	1,252,190
Redeemed	(31,776,955)	(77,680,775)
Net increase (decrease)	64,671,870	(20,020,572)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Minimum Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$10.86	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.23	.09
Net realized and unrealized gain (loss)	.17	1.74	.53	.13
Total from investment operations	.29	1.98	.76	.22
Distributions from net investment income	(.14)	(.24)	(.12)	–
Distributions from net realized gain	(.37)	–	–C	–
Total distributions	(.50)D	(.24)	(.12)	–
Net asset value, end of period	$12.39	$12.60	$10.86	$10.22
Total ReturnE,F	2.27%	18.60%	7.56%	2.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.24%I	.26%	.23%	.31%I
Expenses net of fee waivers, if any	.15%I	.15%	.15%	.15%I
Expenses net of all reductions	.15%I	.15%	.15%	.15%I
Net investment income (loss)	1.90%I	2.04%	2.12%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,635,549	$848,388	$948,587	$669,739
Portfolio turnover rateJ	52%I	108%	37%	3%K

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.368 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI International Minimum Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI International Minimum Volatility Index Fund	$1,433,986,184	$258,185,133	$(39,525,790)	$218,659,343
Fidelity SAI U.S. Minimum Volatility Index Fund	1,596,619,284	136,110,059	(43,671,921)	92,438,138

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity SAI International Minimum Volatility Index Fund	$(18,274,887)	$(15,185,629)	$(33,460,516)	$(33,460,516)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity SAI U.S. Minimum Volatility Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	385,047,299	583,958,848
Fidelity SAI U.S. Minimum Volatility Index Fund	1,076,376,477	295,495,868

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity SAI International Minimum Volatility Index Fund	.03
Fidelity SAI U.S. Minimum Volatility Index Fund	.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$63,126,600	1.86%	$16,288
Fidelity SAI U.S. Minimum Volatility Index Fund	Borrower	$18,817,000	1.61%	$842

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI International Minimum Volatility Index Fund	$2,728
Fidelity SAI U.S. Minimum Volatility Index Fund	1,372

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI International Minimum Volatility Index Fund	$25,402
Fidelity SAI U.S. Minimum Volatility Index Fund	$23,029

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$923,296
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	$506,655

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI U.S. Minimum Volatility Index Fund	$317

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	Strategic Advisers Fidelity International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI International Minimum Volatility Index Fund	19%	–%
Fidelity SAI U.S. Minimum Volatility Index Fund	–%	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Fund.

Fund	% of shares held
Fidelity SAI U.S. Minimum Volatility Index Fund	26%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$1,041.60	$1.01
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%
Actual		$1,000.00	$1,022.70	$.75
Hypothetical-C		$1,000.00	$1,024.05	$.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SV1-SV2-SANN-0618
1.9867662.102

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	24.1%
United Kingdom	16.3%
France	10.3%
Germany	9.6%
Switzerland	7.5%
Australia	6.4%
Netherlands	4.5%
Spain	3.2%
Sweden	2.5%
Other*	15.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.8
10.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	20.7
Industrials	14.1
Consumer Discretionary	12.7
Consumer Staples	10.8
Health Care	9.9
Materials	7.8
Information Technology	6.6
Energy	5.8
Telecommunication Services	3.6
Real Estate	3.6

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	348,986	$5,687,581
Alumina Ltd.	1,307,534	2,573,716
Amcor Ltd.	612,644	6,313,281
AMP Ltd.	1,541,782	4,667,234
APA Group unit	618,366	3,871,102
Aristocrat Leisure Ltd.	286,487	5,747,094
ASX Ltd.	104,182	4,580,132
Aurizon Holdings Ltd.	1,073,857	3,613,790
Australia & New Zealand Banking Group Ltd.	1,561,606	31,391,723
Bank of Queensland Ltd.	205,229	1,546,259
Bendigo & Adelaide Bank Ltd.	249,663	1,987,121
BHP Billiton Ltd.	1,706,515	39,811,716
BlueScope Steel Ltd.	298,445	3,667,726
Boral Ltd.	624,958	3,216,215
Brambles Ltd.	842,220	6,231,739
Caltex Australia Ltd.	139,820	3,251,484
Challenger Ltd.	313,174	2,532,002
Cimic Group Ltd.	50,470	1,717,432
Coca-Cola Amatil Ltd.	290,928	2,030,712
Cochlear Ltd.	30,620	4,456,118
Commonwealth Bank of Australia	931,132	50,136,274
Computershare Ltd.	241,668	3,074,391
Crown Ltd.	197,980	1,921,581
CSL Ltd.	240,488	30,803,879
DEXUS Property Group unit	541,718	3,852,455
Dominos Pizza Enterprises Ltd. (a)	31,258	989,540
Flight Centre Travel Group Ltd. (a)	28,896	1,210,502
Fortescue Metals Group Ltd.	815,704	2,767,575
Goodman Group unit	952,018	6,477,093
Harvey Norman Holdings Ltd. (a)	288,847	761,395
Healthscope Ltd.	940,974	1,714,394
Incitec Pivot Ltd.	902,565	2,568,449
Insurance Australia Group Ltd.	1,261,369	7,467,202
Lendlease Group unit	292,481	3,922,570
Macquarie Group Ltd.	171,921	14,000,948
Medibank Private Ltd.	1,459,184	3,206,934
Mirvac Group unit	1,986,802	3,334,212
National Australia Bank Ltd.	1,427,242	31,026,880
Newcrest Mining Ltd.	408,827	6,479,892
Orica Ltd.	201,004	2,994,782
Origin Energy Ltd. (b)	927,857	6,774,081
QBE Insurance Group Ltd.	717,764	5,360,678
Ramsay Health Care Ltd.	74,076	3,601,257
realestate.com.au Ltd.	27,591	1,670,408
Rio Tinto Ltd.	219,402	13,057,528
Santos Ltd. (b)	991,241	4,565,473
Scentre Group unit	2,832,705	8,561,888
SEEK Ltd.	180,123	2,620,041
Sonic Healthcare Ltd.	215,946	3,828,774
South32 Ltd.	2,759,068	7,656,472
SP AusNet	977,528	1,261,876
Stockland Corp. Ltd. unit	1,294,787	4,024,729
Suncorp Group Ltd.	691,439	7,272,352
Sydney Airport unit	590,521	3,161,700
Tabcorp Holdings Ltd.	1,001,079	3,291,895
Telstra Corp. Ltd.	2,195,458	5,219,975
The GPT Group unit	966,220	3,503,622
TPG Telecom Ltd.	184,064	772,071
Transurban Group unit	1,182,126	10,300,699
Treasury Wine Estates Ltd.	387,747	5,538,576
Vicinity Centers unit	1,722,200	3,153,305
Wesfarmers Ltd.	602,530	19,822,990
Westfield Corp. unit (b)	1,049,955	7,255,378
Westpac Banking Corp.	1,803,418	38,738,255
Woodside Petroleum Ltd.	498,169	12,072,383
Woolworths Group Ltd.	694,014	14,515,842

TOTAL AUSTRALIA		515,207,373

Austria - 0.3%
Andritz AG	39,003	2,098,777
Erste Group Bank AG	160,184	7,853,591
OMV AG	78,188	4,862,621
Raiffeisen International Bank-Holding AG	77,517	2,621,067
Voestalpine AG	61,472	3,244,750

TOTAL AUSTRIA		20,680,806

Bailiwick of Jersey - 1.2%
Experian PLC	492,717	11,289,230
Glencore Xstrata PLC	6,500,529	31,385,119
Randgold Resources Ltd.	49,700	4,029,856
Shire PLC	482,749	25,706,350
Wolseley PLC	133,117	10,226,029
WPP PLC	671,310	11,519,766

TOTAL BAILIWICK OF JERSEY		94,156,350

Belgium - 1.1%
Ageas	100,938	5,418,132
Anheuser-Busch InBev SA NV	404,741	40,430,660
Colruyt NV	32,421	1,827,597
Groupe Bruxelles Lambert SA	43,355	4,971,678
KBC Groep NV	133,503	11,672,199
Proximus	79,173	2,431,345
Solvay SA Class A	39,383	5,497,810
Telenet Group Holding NV (b)	28,365	1,663,354
UCB SA	67,073	5,083,394
Umicore SA	110,182	6,155,161

TOTAL BELGIUM		85,151,330

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	354,500	2,797,860
Hongkong Land Holdings Ltd.	622,747	4,500,742
Jardine Matheson Holdings Ltd.	115,923	7,019,570
Jardine Strategic Holdings Ltd.	117,069	4,430,518
Kerry Properties Ltd.	357,000	1,706,646
Kingston Financial Group Ltd. (a)	2,174,000	1,105,229
Li & Fung Ltd.	3,216,000	1,617,401
NWS Holdings Ltd.	810,856	1,598,857
Shangri-La Asia Ltd.	676,000	1,315,574
Yue Yuen Industrial (Holdings) Ltd.	403,500	1,143,505

TOTAL BERMUDA		27,235,902

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	1,124,000	575,566
Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	163,400	2,239,125
Cheung Kong Property Holdings Ltd.	1,376,500	11,883,279
CK Hutchison Holdings Ltd.	1,436,500	16,986,407
Melco Crown Entertainment Ltd. sponsored ADR	131,307	4,098,091
MGM China Holdings Ltd.	489,600	1,342,665
Minth Group Ltd.	396,000	1,880,255
Sands China Ltd.	1,290,000	7,455,402
WH Group Ltd. (c)	4,635,500	4,799,021
Wharf Real Estate Investment Co. Ltd.	643,000	4,821,054
Wynn Macau Ltd.	830,400	3,068,629

TOTAL CAYMAN ISLANDS		58,573,928

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	2,003	3,072,823
Series B	3,474	5,605,969
Carlsberg A/S Series B	56,426	6,323,312
Christian Hansen Holding A/S	52,346	4,761,427
Coloplast A/S Series B	63,312	5,363,390
Danske Bank A/S	398,656	13,918,100
DONG Energy A/S (c)	100,608	6,638,494
DSV de Sammensluttede Vognmaend A/S	100,308	7,971,378
Genmab A/S (b)	30,934	6,277,350
H Lundbeck A/S	37,513	2,182,791
ISS Holdings A/S	89,936	3,148,642
Novo Nordisk A/S Series B	990,805	46,595,525
Novozymes A/S Series B	119,397	5,613,196
Pandora A/S	56,839	6,332,744
Tryg A/S	63,537	1,508,691
Vestas Wind Systems A/S	114,569	7,411,680
William Demant Holding A/S (b)	62,411	2,439,913

TOTAL DENMARK		135,165,425

Finland - 1.0%
Elisa Corp. (A Shares)	74,453	3,301,475
Fortum Corp.	236,379	5,454,974
Kone Oyj (B Shares)	180,416	8,989,331
Metso Corp.	58,320	2,083,942
Neste Oyj	67,391	5,688,558
Nokia Corp.	3,103,087	18,619,196
Nokian Tyres PLC	60,655	2,435,462
Orion Oyj (B Shares)	56,383	1,714,459
Sampo Oyj (A Shares)	238,052	12,864,354
Stora Enso Oyj (R Shares)	291,536	5,786,088
UPM-Kymmene Corp.	284,865	10,210,008
Wartsila Corp.	233,730	4,981,754

TOTAL FINLAND		82,129,601

France - 10.3%
Accor SA	99,078	5,607,836
Aeroports de Paris	15,553	3,425,801
Air Liquide SA	227,365	29,552,078
Alstom SA	82,399	3,752,335
Amundi SA (c)	32,339	2,752,426
Arkema SA	36,193	4,742,173
Atos Origin SA	49,886	6,741,117
AXA SA	1,031,088	29,487,731
BIC SA	14,675	1,496,583
bioMerieux SA	21,438	1,698,287
BNP Paribas SA	596,905	46,118,222
Bollore SA	468,864	2,331,612
Bollore SA (b)	2,040	10,072
Bouygues SA	113,876	5,810,079
Bureau Veritas SA	142,863	3,735,087
Capgemini SA	85,661	11,792,642
Carrefour SA	306,196	6,298,901
Casino Guichard Perrachon SA	29,188	1,514,230
CNP Assurances	92,133	2,363,158
Compagnie de St. Gobain	266,072	13,975,315
Credit Agricole SA	605,647	9,972,357
Danone SA	320,922	25,996,547
Dassault Aviation SA	1,335	2,668,102
Dassault Systemes SA	69,074	8,946,126
Edenred SA	117,236	4,034,865
EDF SA	303,017	4,263,007
Eiffage SA	38,967	4,644,481
ENGIE	969,641	17,037,155
Essilor International SA	110,394	15,070,898
Eurazeo SA	23,517	2,067,457
Eutelsat Communications	93,213	2,019,399
Faurecia SA	39,791	3,257,899
Fonciere des Regions	17,520	1,960,210
Gecina SA	26,108	4,527,424
Groupe Eurotunnel SA	249,353	3,520,077
Hermes International SCA	16,826	10,886,962
ICADE	17,491	1,739,408
Iliad SA	13,879	2,781,369
Imerys SA	18,474	1,686,576
Ingenico SA	31,558	2,759,124
Ipsen SA	19,734	3,205,240
JCDecaux SA	40,282	1,440,851
Kering SA	40,251	23,311,969
Klepierre SA	116,503	4,772,172
L'Oreal SA	133,889	32,150,934
Lagardere S.C.A. (Reg.)	62,149	1,777,211
Legrand SA	142,079	11,066,562
LVMH Moet Hennessy - Louis Vuitton SA	148,084	51,535,031
Michelin CGDE Series B	91,214	12,837,986
Natixis SA	494,479	4,067,669
Orange SA	1,061,855	19,304,132
Pernod Ricard SA	113,013	18,772,067
Peugeot Citroen SA	312,927	7,716,527
Publicis Groupe SA	110,290	8,257,545
Remy Cointreau SA	11,909	1,640,907
Renault SA	102,181	11,085,697
Rexel SA	158,707	2,462,761
Safran SA	177,325	20,798,480
Sanofi SA	604,098	47,761,392
Schneider Electric SA	301,199	27,381,437
SCOR SE	90,670	3,684,443
SEB SA	11,724	2,249,691
Societe Generale Series A	407,895	22,323,599
Sodexo SA	47,709	4,724,548
SR Teleperformance SA	30,505	4,895,749
Suez Environnement SA	197,389	2,850,869
Thales SA	56,301	7,138,854
Total SA	1,275,933	80,194,627
Ubisoft Entertainment SA (b)	41,706	3,984,927
Unibail-Rodamco	53,123	12,759,701
Valeo SA	127,533	8,538,251
Veolia Environnement SA	254,906	6,050,290
VINCI SA	269,630	26,958,605
Vivendi SA	550,481	14,551,615
Wendel SA	14,468	2,187,439

TOTAL FRANCE		827,484,906

Germany - 9.0%
adidas AG	100,013	24,626,165
Allianz SE	236,664	55,976,691
Axel Springer Verlag AG	25,884	2,120,823
BASF AG	487,317	50,702,155
Bayer AG	439,258	52,499,945
Bayerische Motoren Werke AG (BMW)	176,035	19,657,260
Beiersdorf AG	53,175	6,030,991
Brenntag AG	81,742	4,690,777
Commerzbank AG (b)	566,493	7,326,678
Continental AG	58,434	15,608,956
Covestro AG (c)	86,078	7,854,295
Daimler AG (Germany)	511,038	40,421,982
Deutsche Bank AG	1,097,674	15,066,214
Deutsche Borse AG	102,527	13,788,764
Deutsche Lufthansa AG	125,002	3,648,520
Deutsche Post AG	515,477	22,373,996
Deutsche Telekom AG	1,769,810	30,978,084
Deutsche Wohnen AG (Bearer)	188,532	8,911,052
Drillisch AG	28,376	2,059,438
E.ON AG	1,168,371	12,793,390
Evonik Industries AG	86,476	3,078,550
Fraport AG Frankfurt Airport Services Worldwide	22,259	2,161,149
Fresenius Medical Care AG & Co. KGaA	114,650	11,633,636
Fresenius SE & Co. KGaA	221,011	16,904,995
GEA Group AG	96,749	3,786,593
Hannover Reuck SE	31,682	4,461,021
HeidelbergCement Finance AG	79,105	7,762,540
Henkel AG & Co. KGaA	55,831	6,657,875
Hochtief AG	10,237	1,874,110
Hugo Boss AG	33,765	3,172,265
Infineon Technologies AG	603,730	15,458,940
Innogy SE (c)	72,867	3,214,428
K&S AG	102,002	3,006,766
KION Group AG	37,107	3,105,362
Lanxess AG	47,824	3,555,229
Linde AG	57,696	12,457,656
Linde AG	48,045	10,678,423
MAN SE	18,537	2,137,794
Merck KGaA	68,162	6,685,416
Metro Wholesale & Food Specialist AG (a)	96,067	1,393,866
MTU Aero Engines Holdings AG	27,474	4,744,397
Muenchener Rueckversicherungs AG	82,318	18,882,401
OSRAM Licht AG	52,636	3,036,416
ProSiebenSat.1 Media AG	122,861	4,457,160
RWE AG	275,206	6,605,233
SAP SE	522,024	57,999,832
Schaeffler AG	88,950	1,381,907
Siemens AG	406,269	51,594,084
Siemens Healthineers AG (b)(c)	79,746	3,109,086
Symrise AG	65,545	5,311,109
Telefonica Deutschland Holding AG	384,207	1,837,779
Thyssenkrupp AG	229,454	5,985,115
TUI AG (GB)	232,362	5,263,835
Uniper SE	105,228	3,261,972
United Internet AG	65,950	4,283,105
Volkswagen AG	16,374	3,333,735
Vonovia SE	257,753	12,951,634
Wirecard AG	62,406	8,523,384
Zalando SE (a)(b)(c)	58,266	3,007,976

TOTAL GERMANY		725,892,950

Hong Kong - 2.5%
AIA Group Ltd.	6,413,400	57,317,839
Bank of East Asia Ltd.	660,009	2,898,147
BOC Hong Kong (Holdings) Ltd.	1,968,500	10,176,211
CLP Holdings Ltd.	873,500	9,070,494
Galaxy Entertainment Group Ltd.	1,260,000	11,028,317
Hang Lung Group Ltd.	462,000	1,395,477
Hang Lung Properties Ltd.	1,053,000	2,492,003
Hang Seng Bank Ltd.	406,800	10,304,211
Henderson Land Development Co. Ltd.	639,150	4,052,565
Hong Kong & China Gas Co. Ltd.	4,469,430	9,338,635
Hong Kong Exchanges and Clearing Ltd.	625,966	20,277,883
Hysan Development Co. Ltd.	327,000	1,903,197
Link (REIT)	1,170,000	10,340,611
MTR Corp. Ltd.	797,674	4,481,939
New World Development Co. Ltd.	3,144,590	4,611,608
PCCW Ltd.	2,214,584	1,368,950
Power Assets Holdings Ltd.	740,000	5,506,225
Sino Land Ltd.	1,692,689	2,921,879
SJM Holdings Ltd.	1,003,000	1,004,634
Sun Hung Kai Properties Ltd.	770,000	12,400,422
Swire Pacific Ltd. (A Shares)	259,000	2,559,260
Swire Properties Ltd.	628,800	2,231,920
Techtronic Industries Co. Ltd.	727,000	4,258,905
Wharf Holdings Ltd.	647,000	2,152,476
Wheelock and Co. Ltd.	438,000	3,249,615

TOTAL HONG KONG		197,343,423

Ireland - 0.6%
AIB Group PLC	427,471	2,551,129
Bank Ireland Group PLC	486,024	4,372,573
CRH PLC	446,672	15,861,956
DCC PLC (United Kingdom)	47,527	4,580,129
James Hardie Industries PLC CDI	233,125	4,116,858
Kerry Group PLC Class A	84,552	8,627,872
Paddy Power Betfair PLC (Ireland)	42,358	4,191,867
Ryanair Holdings PLC sponsored ADR (b)	13,036	1,433,569

TOTAL IRELAND		45,735,953

Isle of Man - 0.1%
Gaming VC Holdings SA	290,698	3,571,820
Genting Singapore PLC	3,239,400	2,838,091

TOTAL ISLE OF MAN		6,409,911

Israel - 0.4%
Azrieli Group	22,036	1,010,890
Bank Hapoalim BM (Reg.)	561,754	3,849,138
Bank Leumi le-Israel BM	761,464	4,506,643
Bezeq The Israel Telecommunication Corp. Ltd.	1,113,874	1,405,748
Check Point Software Technologies Ltd. (a)(b)	69,646	6,721,535
Elbit Systems Ltd. (Israel)	12,633	1,461,994
Frutarom Industries Ltd.	20,948	2,011,013
Israel Chemicals Ltd.	365,386	1,642,686
Mizrahi Tefahot Bank Ltd.	73,128	1,339,242
NICE Systems Ltd. (b)	32,664	3,098,540
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	485,615	8,731,358

TOTAL ISRAEL		35,778,787

Italy - 2.1%
Assicurazioni Generali SpA	663,771	13,418,279
Atlantia SpA	241,605	8,023,460
Davide Campari-Milano SpA	303,836	2,282,195
Enel SpA	4,317,112	27,386,560
Eni SpA	1,351,996	26,429,378
Intesa Sanpaolo SpA	7,189,113	27,347,081
Intesa Sanpaolo SpA (Risparmio Shares)	469,863	1,864,498
Leonardo SpA	215,768	2,503,995
Luxottica Group SpA	90,256	5,641,485
Mediobanca SpA	331,141	4,024,851
Poste Italiane SpA (c)	279,084	2,731,899
Prysmian SpA	107,962	3,178,540
Recordati SpA	56,295	2,015,662
Snam Rete Gas SpA	1,201,858	5,783,684
Telecom Italia SpA (a)(b)	6,101,166	6,028,308
Terna SpA	746,771	4,488,262
UniCredit SpA	1,064,250	23,099,975
Unipolsai SpA	517,397	1,393,323

TOTAL ITALY		167,641,435

Japan - 24.1%
ABC-MART, Inc.	18,200	1,200,348
ACOM Co. Ltd.	218,900	993,180
AEON Co. Ltd.	325,800	6,519,278
AEON Financial Service Co. Ltd.	59,100	1,387,217
AEON MALL Co. Ltd.	59,400	1,205,170
Air Water, Inc.	82,100	1,587,627
Aisin Seiki Co. Ltd.	93,400	5,074,973
Ajinomoto Co., Inc.	287,100	5,268,227
Alfresa Holdings Corp.	98,700	2,181,295
All Nippon Airways Ltd.	62,800	2,493,158
Alps Electric Co. Ltd.	106,600	2,367,589
Amada Holdings Co. Ltd.	177,100	2,133,559
Aozora Bank Ltd.	62,250	2,519,724
Asahi Glass Co. Ltd.	105,900	4,397,969
Asahi Group Holdings	206,000	10,431,906
Asahi Kasei Corp.	671,400	9,258,466
Asics Corp.	84,700	1,605,364
Astellas Pharma, Inc.	1,100,900	16,102,021
Bandai Namco Holdings, Inc.	104,700	3,557,999
Bank of Kyoto Ltd.	31,900	1,920,070
Benesse Holdings, Inc.	39,000	1,423,436
Bridgestone Corp.	346,000	14,524,277
Brother Industries Ltd.	126,300	2,721,943
Calbee, Inc.	43,400	1,464,929
Canon, Inc.	567,000	19,504,343
Casio Computer Co. Ltd.	102,300	1,528,137
Central Japan Railway Co.	76,600	15,394,274
Chiba Bank Ltd.	367,900	2,974,969
Chubu Electric Power Co., Inc.	341,900	5,358,998
Chugai Pharmaceutical Co. Ltd.	117,900	6,233,644
Chugoku Electric Power Co., Inc.	149,600	1,874,790
Coca-Cola West Co. Ltd.	65,700	2,830,653
Concordia Financial Group Ltd.	642,500	3,743,803
Credit Saison Co. Ltd.	86,000	1,544,255
CYBERDYNE, Inc. (a)(b)	52,100	667,692
Dai Nippon Printing Co. Ltd.	136,000	2,933,480
Dai-ichi Mutual Life Insurance Co.	573,500	11,404,949
Daicel Chemical Industries Ltd.	151,700	1,756,789
Daifuku Co. Ltd.	51,900	2,791,548
Daiichi Sankyo Kabushiki Kaisha	301,700	10,349,204
Daikin Industries Ltd.	132,500	15,520,147
Dainippon Sumitomo Pharma Co. Ltd.	82,400	1,503,732
Daito Trust Construction Co. Ltd.	36,800	6,145,115
Daiwa House Industry Co. Ltd.	301,900	11,074,085
Daiwa House REIT Investment Corp.	898	2,143,963
Daiwa Securities Group, Inc.	852,000	5,242,777
DeNA Co. Ltd.	54,800	1,045,170
DENSO Corp.	253,700	13,358,006
Dentsu, Inc.	114,000	5,401,756
Disco Corp.	15,000	2,645,445
Don Quijote Holdings Co. Ltd.	62,200	3,356,934
East Japan Railway Co.	174,200	16,715,679
Eisai Co. Ltd.	141,900	9,533,987
Electric Power Development Co. Ltd.	78,500	2,138,428
FamilyMart Co. Ltd. (a)	43,900	4,268,725
Fanuc Corp.	103,000	22,063,696
Fast Retailing Co. Ltd.	28,200	12,436,169
Fuji Electric Co. Ltd.	300,000	2,151,482
Fujifilm Holdings Corp.	219,000	8,824,506
Fujitsu Ltd.	1,047,000	6,377,582
Fukuoka Financial Group, Inc.	416,000	2,229,930
Hakuhodo DY Holdings, Inc.	126,400	1,770,201
Hamamatsu Photonics K.K.	76,100	2,937,633
Hankyu Hanshin Holdings, Inc.	129,200	5,099,689
Hikari Tsushin, Inc.	11,400	1,852,031
Hino Motors Ltd.	139,400	1,704,883
Hirose Electric Co. Ltd.	17,430	2,458,568
Hisamitsu Pharmaceutical Co., Inc.	33,200	2,590,523
Hitachi Chemical Co. Ltd.	53,800	1,184,072
Hitachi Construction Machinery Co. Ltd.	57,500	2,096,025
Hitachi High-Technologies Corp.	36,100	1,687,441
Hitachi Ltd.	2,569,000	18,837,453
Hitachi Metals Ltd.	112,000	1,286,791
Honda Motor Co. Ltd.	914,500	31,445,960
Hoshizaki Corp.	29,200	2,716,465
Hoya Corp.	205,200	11,003,315
Hulic Co. Ltd.	156,200	1,681,736
Idemitsu Kosan Co. Ltd.	72,400	2,837,852
IHI Corp.	82,800	2,719,100
Iida Group Holdings Co. Ltd.	76,400	1,496,272
INPEX Corp.	502,000	6,440,313
Isetan Mitsukoshi Holdings Ltd.	181,600	2,023,315
Isuzu Motors Ltd.	292,400	4,477,475
Itochu Corp.	796,600	15,987,380
J. Front Retailing Co. Ltd.	130,900	2,125,389
Japan Airlines Co. Ltd.	63,000	2,483,809
Japan Airport Terminal Co. Ltd.	24,300	999,163
Japan Exchange Group, Inc.	275,700	5,119,566
Japan Post Bank Co. Ltd.	216,900	2,952,316
Japan Post Holdings Co. Ltd.	836,500	10,176,958
Japan Prime Realty Investment Corp.	437	1,586,983
Japan Real Estate Investment Corp.	701	3,642,225
Japan Retail Fund Investment Corp.	1,434	2,689,078
Japan Tobacco, Inc.	584,900	15,711,296
JFE Holdings, Inc.	275,300	5,677,496
JGC Corp.	111,000	2,726,262
JSR Corp.	102,600	1,938,063
JTEKT Corp.	115,400	1,873,719
JX Holdings, Inc.	1,641,300	10,725,802
Kajima Corp.	474,000	4,574,369
Kakaku.com, Inc.	72,600	1,388,644
Kamigumi Co. Ltd.	60,400	1,364,691
Kaneka Corp.	144,000	1,423,930
Kansai Electric Power Co., Inc.	372,200	5,209,166
Kansai Paint Co. Ltd.	109,600	2,470,311
Kao Corp.	263,200	18,911,782
Kawasaki Heavy Industries Ltd.	78,900	2,648,765
KDDI Corp.	962,400	25,834,286
Keihan Electric Railway Co., Ltd.	50,900	1,648,244
Keihin Electric Express Railway Co. Ltd.	125,900	2,311,391
Keio Corp.	62,200	2,850,549
Keisei Electric Railway Co.	74,300	2,426,372
Keyence Corp.	51,700	31,671,689
Kikkoman Corp.	77,200	3,350,842
Kintetsu Group Holdings Co. Ltd.	95,100	3,875,508
Kirin Holdings Co. Ltd.	461,900	12,984,072
Kobe Steel Ltd.	166,100	1,719,952
Koito Manufacturing Co. Ltd.	59,600	4,007,135
Komatsu Ltd.	490,800	16,730,751
Konami Holdings Corp.	50,200	2,470,509
Konica Minolta, Inc.	257,500	2,214,142
Kose Corp.	15,900	2,945,252
Kubota Corp.	561,600	9,501,273
Kuraray Co. Ltd.	185,500	3,091,667
Kurita Water Industries Ltd.	51,700	1,678,879
Kyocera Corp.	170,800	10,933,575
Kyowa Hakko Kirin Co., Ltd.	136,000	2,953,385
Kyushu Electric Power Co., Inc.	228,900	2,830,889
Kyushu Financial Group, Inc.	181,400	892,730
Kyushu Railway Co.	86,000	2,761,251
Lawson, Inc.	26,500	1,752,607
LINE Corp. (b)	23,100	835,395
Lion Corp.	119,800	2,588,434
LIXIL Group Corp.	139,600	3,132,444
M3, Inc.	111,300	4,220,074
Mabuchi Motor Co. Ltd.	25,800	1,302,744
Makita Corp.	118,100	5,315,148
Marubeni Corp.	874,600	6,593,902
Marui Group Co. Ltd.	105,000	2,185,099
Maruichi Steel Tube Ltd.	29,300	1,003,737
Mazda Motor Corp.	305,900	4,257,472
McDonald's Holdings Co. (Japan) Ltd.	34,800	1,629,857
Mebuki Financial Group, Inc.	541,190	2,103,968
Medipal Holdings Corp.	90,200	1,939,812
Meiji Holdings Co. Ltd.	64,600	5,188,328
Minebea Mitsumi, Inc.	202,500	4,069,635
Misumi Group, Inc.	149,700	4,149,204
Mitsubishi Chemical Holdings Corp.	756,900	7,197,197
Mitsubishi Corp.	803,100	22,237,319
Mitsubishi Electric Corp.	1,027,600	15,796,577
Mitsubishi Estate Co. Ltd.	666,500	12,178,655
Mitsubishi Gas Chemical Co., Inc.	93,000	2,189,737
Mitsubishi Heavy Industries Ltd.	170,800	6,758,880
Mitsubishi Materials Corp.	60,100	1,836,206
Mitsubishi Motors Corp. of Japan	359,100	2,680,439
Mitsubishi Tanabe Pharma Corp.	121,800	2,321,910
Mitsubishi UFJ Financial Group, Inc.	6,335,500	42,456,361
Mitsubishi UFJ Lease & Finance Co. Ltd.	239,200	1,525,086
Mitsui & Co. Ltd.	908,000	16,416,593
Mitsui Chemicals, Inc.	96,400	2,768,899
Mitsui Fudosan Co. Ltd.	474,800	12,210,942
Mitsui OSK Lines Ltd.	62,600	1,858,187
mixi, Inc.	21,400	706,678
Mizuho Financial Group, Inc.	12,826,400	23,205,996
MS&AD Insurance Group Holdings, Inc.	252,600	8,484,698
Murata Manufacturing Co. Ltd.	101,800	12,851,877
Nabtesco Corp.	60,500	2,188,781
Nagoya Railroad Co. Ltd.	99,400	2,610,478
NEC Corp.	139,300	3,829,093
New Hampshire Foods Ltd.	48,900	2,140,381
Nexon Co. Ltd. (b)	209,000	3,045,527
NGK Insulators Ltd.	137,600	2,532,484
NGK Spark Plug Co. Ltd.	83,800	2,161,690
Nidec Corp.	126,800	19,880,644
Nikon Corp.	178,500	3,115,423
Nintendo Co. Ltd.	60,200	25,294,627
Nippon Building Fund, Inc.	717	4,033,617
Nippon Electric Glass Co. Ltd.	45,500	1,313,140
Nippon Express Co. Ltd.	42,700	3,230,232
Nippon Paint Holdings Co. Ltd.	85,300	3,495,646
Nippon Prologis REIT, Inc.	946	1,992,900
Nippon Steel & Sumitomo Metal Corp.	405,200	8,840,121
Nippon Telegraph & Telephone Corp.	367,700	17,449,273
Nippon Yusen KK	83,700	1,787,009
Nissan Chemical Industries Co. Ltd.	64,700	2,885,222
Nissan Motor Co. Ltd.	1,234,600	13,004,408
Nisshin Seifun Group, Inc.	106,000	2,320,326
Nissin Food Holdings Co. Ltd.	31,700	2,334,294
Nitori Holdings Co. Ltd.	42,700	7,218,222
Nitto Denko Corp.	87,000	6,486,004
NKSJ Holdings, Inc.	188,100	7,897,722
NOK Corp.	50,400	1,037,322
Nomura Holdings, Inc.	1,932,600	11,130,916
Nomura Real Estate Holdings, Inc.	65,300	1,623,540
Nomura Real Estate Master Fund, Inc.	2,022	2,824,363
Nomura Research Institute Ltd.	69,240	3,578,540
NSK Ltd.	202,800	2,727,003
NTT Data Corp.	331,200	3,571,943
NTT DOCOMO, Inc.	725,300	18,737,408
Obayashi Corp.	340,500	3,930,763
OBIC Co. Ltd.	34,800	2,919,100
Odakyu Electric Railway Co. Ltd.	155,000	3,347,558
Oji Holdings Corp.	451,000	3,176,637
Olympus Corp.	153,600	5,739,627
OMRON Corp.	101,900	5,536,828
Ono Pharmaceutical Co. Ltd.	214,500	4,973,017
Oracle Corp. Japan	19,800	1,630,077
Oriental Land Co. Ltd.	116,200	11,601,930
ORIX Corp.	705,300	12,413,074
Osaka Gas Co. Ltd.	197,000	4,242,023
Otsuka Corp.	56,100	2,617,179
Otsuka Holdings Co. Ltd.	208,000	10,906,111
Panasonic Corp.	1,175,500	17,405,805
Park24 Co. Ltd.	59,400	1,684,413
Pola Orbis Holdings, Inc.	49,200	2,151,262
Rakuten, Inc.	492,200	3,497,857
Recruit Holdings Co. Ltd.	586,500	13,557,313
Renesas Electronics Corp. (a)(b)	443,600	4,658,368
Resona Holdings, Inc.	1,168,100	6,652,571
Ricoh Co. Ltd.	372,300	3,647,396
Rinnai Corp.	17,700	1,763,200
ROHM Co. Ltd.	49,800	4,655,653
Ryohin Keikaku Co. Ltd.	12,700	4,362,285
Sankyo Co. Ltd. (Gunma)	23,400	823,024
Santen Pharmaceutical Co. Ltd.	191,800	3,237,020
SBI Holdings, Inc. Japan	107,600	2,723,465
Secom Co. Ltd.	111,200	8,343,052
Sega Sammy Holdings, Inc.	89,100	1,463,809
Seibu Holdings, Inc.	116,700	1,973,823
Seiko Epson Corp.	149,300	2,806,545
Sekisui Chemical Co. Ltd.	215,600	3,826,052
Sekisui House Ltd.	312,600	5,731,858
Seven & i Holdings Co. Ltd.	400,700	17,655,169
Seven Bank Ltd.	311,700	1,049,265
Sharp Corp. (a)	79,900	2,349,785
Shimadzu Corp.	131,900	3,590,692
Shimamura Co. Ltd.	11,800	1,376,235
SHIMANO, Inc.	39,200	5,213,758
SHIMIZU Corp.	297,300	2,947,980
Shin-Etsu Chemical Co. Ltd.	206,600	20,797,960
Shinsei Bank Ltd.	84,300	1,317,091
Shionogi & Co. Ltd.	156,600	8,070,659
Shiseido Co. Ltd.	202,000	13,141,456
Shizuoka Bank Ltd.	280,000	2,848,152
Showa Shell Sekiyu K.K.	98,400	1,392,470
SMC Corp.	30,500	11,639,773
SoftBank Corp.	438,600	33,512,860
Sohgo Security Services Co., Ltd.	37,000	1,831,046
Sony Corp.	672,000	31,386,511
Sony Financial Holdings, Inc.	90,800	1,660,348
Stanley Electric Co. Ltd.	76,100	2,760,122
Start Today Co. Ltd.	99,900	2,887,706
Subaru Corp.	327,500	11,021,519
Sumco Corp.	125,700	3,106,855
Sumitomo Chemical Co. Ltd.	834,000	4,798,628
Sumitomo Corp.	632,500	11,395,067
Sumitomo Electric Industries Ltd.	399,600	6,139,116
Sumitomo Heavy Industries Ltd.	62,900	2,410,821
Sumitomo Metal Mining Co. Ltd.	130,200	5,595,313
Sumitomo Mitsui Financial Group, Inc.	714,300	29,770,786
Sumitomo Mitsui Trust Holdings, Inc.	175,600	7,462,839
Sumitomo Realty & Development Co. Ltd.	190,000	7,558,635
Sumitomo Rubber Industries Ltd.	89,800	1,607,561
Sundrug Co. Ltd.	38,700	1,993,057
Suntory Beverage & Food Ltd.	72,900	3,594,319
Suzuken Co. Ltd.	39,500	1,701,839
Suzuki Motor Corp.	183,100	9,866,832
Sysmex Corp.	83,400	7,384,852
T&D Holdings, Inc.	277,100	4,712,119
Taiheiyo Cement Corp.	64,800	2,456,970
Taisei Corp.	107,900	5,833,233
Taisho Pharmaceutical Holdings Co. Ltd.	16,300	1,564,096
Taiyo Nippon Sanso Corp.	67,500	1,002,127
Takashimaya Co. Ltd.	157,000	1,349,982
Takeda Pharmaceutical Co. Ltd.	378,600	15,942,865
TDK Corp.	68,500	5,921,378
Teijin Ltd.	97,400	1,836,273
Temp Holdings Co., Ltd.	94,700	2,254,886
Terumo Corp.	171,700	9,737,834
The Hachijuni Bank Ltd.	212,100	1,123,362
The Suruga Bank Ltd.	93,600	1,274,029
THK Co. Ltd.	64,500	2,259,742
Tobu Railway Co. Ltd.	101,800	3,249,927
Toho Co. Ltd.	61,700	2,065,697
Toho Gas Co. Ltd.	40,500	1,229,967
Tohoku Electric Power Co., Inc.	242,500	3,129,963
Tokio Marine Holdings, Inc.	358,000	16,937,212
Tokyo Electric Power Co., Inc. (b)	772,300	3,680,647
Tokyo Electron Ltd.	83,400	16,062,816
Tokyo Gas Co. Ltd.	208,100	5,581,314
Tokyo Tatemono Co. Ltd.	107,700	1,642,297
Tokyu Corp.	283,300	4,770,905
Tokyu Fudosan Holdings Corp.	268,000	2,113,209
Toppan Printing Co. Ltd.	286,000	2,396,414
Toray Industries, Inc.	781,500	7,294,971
Toshiba Corp. (b)	3,467,000	9,292,270
Tosoh Corp.	153,400	2,725,053
Toto Ltd.	74,800	4,249,067
Toyo Seikan Group Holdings Ltd.	85,000	1,339,691
Toyo Suisan Kaisha Ltd.	46,300	1,825,402
Toyoda Gosei Co. Ltd.	36,100	916,039
Toyota Industries Corp.	86,000	5,089,828
Toyota Motor Corp.	1,386,450	90,912,858
Toyota Tsusho Corp.	111,300	4,006,271
Trend Micro, Inc.	62,600	3,756,458
Tsuruha Holdings, Inc.	19,700	2,834,623
Unicharm Corp.	215,000	6,047,613
United Urban Investment Corp.	1,646	2,526,517
USS Co. Ltd.	118,400	2,492,119
West Japan Railway Co.	87,200	6,181,851
Yahoo! Japan Corp.	747,200	3,075,741
Yakult Honsha Co. Ltd.	58,600	4,181,120
Yamada Denki Co. Ltd. (a)	329,100	1,727,986
Yamaguchi Financial Group, Inc.	103,000	1,288,913
Yamaha Corp.	88,600	4,287,358
Yamaha Motor Co. Ltd.	148,500	4,754,391
Yamato Holdings Co. Ltd.	184,500	4,755,111
Yamazaki Baking Co. Ltd.	68,600	1,504,782
Yaskawa Electric Corp.	133,500	5,458,699
Yokogawa Electric Corp.	122,300	2,700,624
Yokohama Rubber Co. Ltd.	62,600	1,480,251

TOTAL JAPAN		1,935,786,225

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	353,338	11,987,883
Eurofins Scientific SA	6,001	3,245,120
Millicom International Cellular SA (depository receipt)	35,324	2,355,834
RTL Group SA	20,770	1,711,836
SES SA (France) (depositary receipt)	193,841	2,996,255
Tenaris SA	248,840	4,663,572

TOTAL LUXEMBOURG		26,960,500

Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,653,800	947,383
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	1,411,500	1,312,448
HKT Trust/HKT Ltd. unit	1,975,000	2,598,480

TOTAL MULTI-NATIONAL		3,910,928

Netherlands - 4.5%
ABN AMRO Group NV GDR	224,890	6,987,680
AEGON NV	946,532	6,963,351
AerCap Holdings NV (b)	71,467	3,725,575
Airbus Group NV	308,595	36,223,861
Akzo Nobel NV	133,766	12,099,033
Akzo Nobel NV rights (b)(d)	133,766	313,379
Altice NV Class A (a)(b)	287,981	2,760,565
ASML Holding NV (Netherlands)	206,220	39,222,425
CNH Industrial NV	544,840	6,737,396
EXOR NV	57,011	4,236,813
Ferrari NV	65,346	8,052,952
Fiat Chrysler Automobiles NV	571,764	12,821,883
Heineken Holding NV	61,422	6,245,384
Heineken NV (Bearer)	137,749	14,521,979
ING Groep NV (Certificaten Van Aandelen)	2,063,561	34,772,080
Koninklijke Ahold Delhaize NV	680,517	16,439,956
Koninklijke Boskalis Westminster NV	48,924	1,451,611
Koninklijke DSM NV	96,325	9,982,760
Koninklijke KPN NV	1,795,969	5,589,478
Koninklijke Philips Electronics NV	499,812	21,155,158
NN Group NV	162,913	7,808,362
NXP Semiconductors NV (b)	180,126	18,895,217
QIAGEN NV (Germany) (b)	114,677	3,779,227
Randstad NV	62,878	4,053,222
RELX NV	514,176	10,937,487
STMicroelectronics NV (France)	339,117	7,404,720
Unilever NV (Certificaten Van Aandelen) (Bearer)	865,182	49,599,663
Vopak NV	38,148	1,884,162
Wolters Kluwer NV	154,892	8,385,343

TOTAL NETHERLANDS		363,050,722

New Zealand - 0.2%
Auckland International Airport Ltd.	510,069	2,289,683
Fisher & Paykel Healthcare Corp.	304,827	2,734,573
Fletcher Building Ltd.	447,209	1,985,481
Mercury Nz Ltd.	375,430	842,647
Meridian Energy Ltd.	661,479	1,368,325
Ryman Healthcare Group Ltd.	208,814	1,557,368
Spark New Zealand Ltd.	999,973	2,434,390

TOTAL NEW ZEALAND		13,212,467

Norway - 0.7%
DNB ASA	521,242	9,747,930
Gjensidige Forsikring ASA	103,916	1,647,672
Marine Harvest ASA	219,447	4,777,485
Norsk Hydro ASA	707,628	4,419,813
Orkla ASA	430,000	3,984,668
Schibsted ASA (B Shares)	53,186	1,432,030
Statoil ASA	615,602	15,742,611
Telenor ASA	399,782	8,848,736
Yara International ASA	93,755	3,961,825

TOTAL NORWAY		54,562,770

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	733,380	4,314,526
Portugal - 0.2%
Energias de Portugal SA	1,261,660	4,686,534
Galp Energia SGPS SA Class B	268,554	5,161,327
Jeronimo Martins SGPS SA	134,415	2,360,126

TOTAL PORTUGAL		12,207,987

Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,298,100	2,604,108
CapitaCommercial Trust (REIT)	1,311,458	1,791,711
CapitaLand Ltd.	1,364,700	3,848,249
CapitaMall Trust	1,281,700	2,024,019
City Developments Ltd.	211,700	2,011,765
ComfortDelgro Corp. Ltd.	1,167,900	1,971,168
DBS Group Holdings Ltd.	954,177	22,014,856
Hutchison Port Holdings Trust	2,709,762	903,439
Jardine Cycle & Carriage Ltd.	52,600	1,353,336
Keppel Corp. Ltd.	779,800	4,782,640
Oversea-Chinese Banking Corp. Ltd.	1,674,556	17,295,801
Sembcorp Industries Ltd.	511,100	1,177,279
Singapore Airlines Ltd.	293,900	2,398,038
Singapore Airport Terminal Service Ltd.	348,700	1,448,987
Singapore Exchange Ltd.	433,000	2,510,977
Singapore Press Holdings Ltd.	838,700	1,713,830
Singapore Technologies Engineering Ltd.	820,500	2,147,113
Singapore Telecommunications Ltd.	4,358,300	11,528,122
StarHub Ltd.	349,500	596,218
Suntec (REIT)	1,309,500	1,924,844
United Overseas Bank Ltd.	712,372	16,131,115
UOL Group Ltd.	263,091	1,737,617
Wilmar International Ltd.	834,000	2,040,321
Yangzijiang Shipbuilding Holdings Ltd.	1,235,600	1,078,980

TOTAL SINGAPORE		107,034,533

Spain - 3.2%
Abertis Infraestructuras SA	368,561	8,127,056
ACS Actividades de Construccion y Servicios SA	126,451	5,329,249
Aena Sme SA (c)	35,938	7,425,523
Amadeus IT Holding SA Class A	233,460	17,112,926
Banco Bilbao Vizcaya Argentaria SA	3,544,646	28,683,482
Banco de Sabadell SA	2,815,300	5,529,704
Banco Santander SA (Spain)	8,570,797	55,611,058
Bankia SA	647,437	2,851,388
Bankinter SA	361,665	3,790,961
CaixaBank SA	1,910,581	9,290,915
Enagas SA	118,461	3,453,312
Endesa SA	168,958	3,952,132
Ferrovial SA	256,778	5,499,359
Gamesa Corporacion Tecnologica SA (a)	127,026	2,188,202
Gas Natural SDG SA	184,876	4,668,288
Grifols SA	157,594	4,443,751
Iberdrola SA	3,084,116	23,895,612
Inditex SA	579,749	18,048,704
International Consolidated Airlines Group SA	323,690	2,803,449
MAPFRE SA (Reg.)	580,167	2,020,558
Red Electrica Corporacion SA	230,126	4,793,622
Repsol SA	666,921	12,765,175
Telefonica SA	2,483,807	25,311,204

TOTAL SPAIN		257,595,630

Sweden - 2.5%
Alfa Laval AB	156,757	3,897,152
ASSA ABLOY AB (B Shares)	533,464	11,221,651
Atlas Copco AB:
(A Shares)	360,700	14,174,013
(B Shares)	203,206	7,247,205
Boliden AB	144,880	5,042,959
Electrolux AB (B Shares)	126,881	3,351,461
Essity AB Class B	322,196	8,205,159
Getinge AB (B Shares)	124,257	1,158,757
H&M Hennes & Mauritz AB (B Shares) (a)	504,667	8,672,393
Hexagon AB (B Shares)	137,339	7,967,455
Husqvarna AB (B Shares)	215,949	2,082,387
ICA Gruppen AB (a)	43,487	1,353,281
Industrivarden AB (C Shares)	86,763	1,834,511
Investor AB (B Shares)	242,025	10,588,499
Kinnevik AB (B Shares)	123,976	4,489,478
Lundbergfoeretagen AB	19,619	1,333,079
Lundin Petroleum AB	100,202	2,771,485
Nordea Bank AB	1,614,250	16,476,811
Sandvik AB	600,859	10,292,618
Securitas AB (B Shares)	170,021	2,757,103
Skandinaviska Enskilda Banken AB (A Shares)	801,613	7,552,326
Skanska AB (B Shares)	178,027	3,482,613
SKF AB (B Shares)	200,388	4,074,513
Svenska Handelsbanken AB (A Shares)	812,593	9,062,252
Swedbank AB (A Shares)	481,953	10,509,604
Swedish Match Co. AB	96,927	4,361,170
Tele2 AB (B Shares)	193,591	2,520,299
Telefonaktiebolaget LM Ericsson (B Shares)	1,632,503	12,445,339
TeliaSonera AB	1,497,068	7,382,206
Volvo AB (B Shares)	830,847	14,156,369

TOTAL SWEDEN		200,464,148

Switzerland - 7.5%
ABB Ltd. (Reg.)	979,295	22,832,829
Adecco SA (Reg.)	85,903	5,715,887
Baloise Holdings AG	26,318	4,188,041
Barry Callebaut AG	1,138	2,052,075
Clariant AG (Reg.)	123,888	2,876,552
Coca-Cola HBC AG	95,522	3,213,986
Compagnie Financiere Richemont SA Series A	277,356	26,365,113
Credit Suisse Group AG	1,290,254	21,761,737
Dufry AG	18,769	2,667,622
Ems-Chemie Holding AG	4,226	2,622,593
Galenica AG	26,054	4,134,199
Geberit AG (Reg.)	19,742	8,458,580
Givaudan SA	4,909	10,991,999
Julius Baer Group Ltd.	118,189	7,014,325
Kuehne & Nagel International AG	28,499	4,457,462
Lafargeholcim Ltd. (Reg.)	242,072	13,522,811
Lindt & Spruengli AG	54	4,108,577
Lindt & Spruengli AG (participation certificate)	563	3,624,561
Lonza Group AG	39,660	9,772,928
Nestle SA (Reg. S)	1,652,671	128,032,560
Novartis AG	1,181,558	90,949,620
Pargesa Holding SA	20,477	1,924,755
Partners Group Holding AG	9,188	6,735,703
Roche Holding AG (participation certificate)	373,186	82,917,253
Schindler Holding AG:
(participation certificate)	21,057	4,368,637
(Reg.)	11,161	2,242,336
SGS SA (Reg.)	2,820	6,877,841
Sika AG	1,139	8,309,758
Sonova Holding AG Class B	27,660	4,583,019
Straumann Holding AG	5,473	3,741,632
Swatch Group AG (Bearer)	16,296	7,868,452
Swatch Group AG (Bearer) (Reg.)	30,266	2,707,448
Swiss Life Holding AG	17,227	6,058,133
Swiss Prime Site AG	38,625	3,626,697
Swiss Re Ltd.	167,168	15,967,833
Swisscom AG	13,697	6,592,804
UBS Group AG	1,944,362	32,903,078
Zurich Insurance Group AG	80,399	25,682,298

TOTAL SWITZERLAND		602,471,734

United Kingdom - 16.3%
3i Group PLC	518,157	6,716,873
Admiral Group PLC	107,829	2,958,572
Anglo American PLC (United Kingdom)	709,375	16,693,942
Antofagasta PLC	209,291	2,801,785
Ashtead Group PLC	265,786	7,438,901
Associated British Foods PLC	189,575	7,057,113
AstraZeneca PLC (United Kingdom)	672,624	47,085,277
Auto Trader Group PLC (c)	518,518	2,519,544
Aviva PLC	2,132,010	15,490,486
Babcock International Group PLC	130,354	1,320,455
BAE Systems PLC	1,693,562	14,209,368
Barclays PLC	9,054,642	25,815,731
Barratt Developments PLC	537,126	4,126,194
Berkeley Group Holdings PLC	69,038	3,870,217
BHP Billiton PLC	1,122,646	23,937,540
BP PLC	10,508,163	78,054,278
British American Tobacco PLC (United Kingdom)	1,218,291	66,820,228
British Land Co. PLC	510,104	4,721,997
BT Group PLC	4,482,168	15,384,330
Bunzl PLC	177,327	5,153,502
Burberry Group PLC	227,065	5,700,268
Capita Group PLC	343,831	906,706
Carnival PLC	98,812	6,422,321
Centrica PLC	2,976,371	6,302,063
Cobham PLC (b)	1,266,464	2,006,816
Coca-Cola European Partners PLC	116,737	4,576,090
Compass Group PLC	842,219	18,087,933
ConvaTec Group PLC (c)	729,025	2,179,925
Croda International PLC	70,119	4,306,329
Diageo PLC	1,325,705	47,294,118
Direct Line Insurance Group PLC	736,191	3,793,583
easyJet PLC	82,245	1,800,304
Fresnillo PLC	118,263	2,075,862
G4S PLC (United Kingdom)	811,237	2,891,473
GKN PLC	901,559	5,724,589
GlaxoSmithKline PLC	2,612,994	52,409,258
Hammerson PLC	422,316	3,191,899
Hargreaves Lansdown PLC	136,416	3,360,751
HSBC Holdings PLC (United Kingdom)	10,618,582	105,718,432
IMI PLC	140,858	2,117,598
Imperial Tobacco Group PLC	507,468	18,195,850
InterContinental Hotel Group PLC	95,496	6,033,128
Intertek Group PLC	85,219	5,749,902
Investec PLC	357,102	2,838,627
ITV PLC	1,915,558	3,999,236
J Sainsbury PLC	858,827	3,653,453
John Wood Group PLC	364,621	2,854,223
Johnson Matthey PLC	101,890	4,620,558
Kingfisher PLC	1,142,069	4,762,923
Land Securities Group PLC	396,051	5,389,186
Legal & General Group PLC	3,172,785	11,793,527
Lloyds Banking Group PLC	38,207,380	33,887,951
London Stock Exchange Group PLC	165,973	9,825,286
Marks & Spencer Group PLC	849,673	3,359,646
Mediclinic International PLC	199,567	1,843,532
Meggitt PLC	417,430	2,714,769
Melrose Industries PLC	1,053,297	3,306,169
Merlin Entertainments PLC (c)	368,769	1,867,263
Micro Focus International PLC	228,928	3,947,436
Mondi PLC	193,555	5,398,625
National Grid PLC	1,797,384	20,854,737
Next PLC	77,105	5,579,268
Old Mutual PLC	2,623,623	9,087,646
Pearson PLC	430,864	4,939,702
Persimmon PLC	162,700	6,081,304
Prudential PLC	1,373,595	35,320,703
Reckitt Benckiser Group PLC	355,060	27,853,775
RELX PLC	567,070	12,135,753
Rio Tinto PLC	644,262	35,116,109
Rolls-Royce Holdings PLC	880,464	10,181,932
Royal Bank of Scotland Group PLC (b)	1,909,037	7,069,547
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,411,541	83,900,445
Class B (United Kingdom)	1,991,066	71,078,795
Royal Mail PLC	479,473	3,836,446
RSA Insurance Group PLC	540,274	4,889,710
Sage Group PLC	574,521	5,024,070
Schroders PLC	67,079	3,048,396
Scottish & Southern Energy PLC	540,481	10,257,576
Segro PLC	531,775	4,730,796
Severn Trent PLC	126,279	3,372,657
SKY PLC	547,977	10,395,631
Smith & Nephew PLC	466,132	8,926,914
Smiths Group PLC	209,896	4,616,197
St. James's Place Capital PLC	281,420	4,403,152
Standard Chartered PLC (United Kingdom)	1,752,143	18,501,384
Standard Life PLC	1,425,881	7,170,877
Taylor Wimpey PLC	1,739,481	4,591,921
Tesco PLC	5,168,251	16,739,649
The Weir Group PLC	128,568	3,780,711
Travis Perkins PLC	134,563	2,350,859
Unilever PLC	654,695	36,723,192
United Utilities Group PLC	357,328	3,656,049
Vodafone Group PLC	14,164,509	41,335,086
Whitbread PLC	97,774	5,762,460
WM Morrison Supermarkets PLC	1,194,898	3,999,034

TOTAL UNITED KINGDOM		1,306,396,424

TOTAL COMMON STOCKS
(Cost $7,094,864,443)		7,914,079,623

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	28,776	2,786,942
Fuchs Petrolub AG	37,410	2,012,153
Henkel AG & Co. KGaA	93,960	11,959,327
Porsche Automobil Holding SE (Germany)	80,692	6,899,011
Volkswagen AG	99,379	20,622,532

TOTAL GERMANY		44,279,965

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	3,162,776	2,723,210
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	61,703,899	84,948
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $39,148,627)		47,088,123
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/28/18 (e) (Cost $4,986,410)	5,000,000	4,986,386
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.74% (f)	30,954,035	30,960,226
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	53,050,742	53,056,047
TOTAL MONEY MARKET FUNDS
(Cost $84,016,273)		84,016,273
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $7,223,015,753)		8,050,170,405
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,975,880)
NET ASSETS - 100%		$8,025,194,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	641	June 2018	$64,949,325	$191,917	$191,917

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,099,880 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,986,386.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$650,346
Fidelity Securities Lending Cash Central Fund	369,227
Total	$1,019,573

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,009,516,395	$645,107,926	$364,408,469	$--
Consumer Staples	863,335,393	396,925,647	466,409,746	--
Energy	457,662,637	66,620,984	391,041,653	--
Financials	1,682,468,261	693,140,638	989,327,623	--
Health Care	796,559,534	227,106,508	569,453,026	--
Industrials	1,146,939,096	811,052,931	335,886,165	--
Information Technology	515,708,985	327,858,885	187,850,100	--
Materials	641,997,250	370,245,366	271,751,884	--
Real Estate	282,416,415	136,987,441	145,428,974	--
Telecommunication Services	308,222,898	43,854,205	264,368,693	--
Utilities	256,340,882	162,263,513	94,077,369	--
Government Obligations	4,986,386	--	4,986,386	--
Money Market Funds	84,016,273	84,016,273	--	--
Total Investments in Securities:	$8,050,170,405	$3,965,180,317	$4,084,990,088	$--
Derivative Instruments:
Assets
Futures Contracts	$191,917	$191,917	$--	$--
Total Assets	$191,917	$191,917	$--	$--
Total Derivative Instruments:	$191,917	$191,917	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$862,344,946
Level 2 to Level 1	$1,288,841,438

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$191,917	$0
Total Equity Risk	191,917	0
Total Value of Derivatives	$191,917	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,917,715) — See accompanying schedule: Unaffiliated issuers (cost $7,138,999,480)	$7,966,154,132
Fidelity Central Funds (cost $84,016,273)	84,016,273
Total Investment in Securities (cost $7,223,015,753)		$8,050,170,405
Segregated cash with brokers for derivative instruments		1,508,355
Foreign currency held at value (cost $5,709,738)		5,688,679
Receivable for investments sold		4,333,773
Receivable for fund shares sold		11,046,153
Dividends receivable		40,743,809
Interest receivable		11,923
Distributions receivable from Fidelity Central Funds		195,328
Receivable from investment adviser for expense reductions		529,597
Total assets		8,114,228,022
Liabilities
Payable to custodian bank	$125,281
Payable for investments purchased
Regular delivery	29,906,033
Delayed delivery	313,379
Payable for fund shares redeemed	4,300,774
Accrued management fee	331,132
Payable for daily variation margin on futures contracts	231,714
Other affiliated payables	496,698
Other payables and accrued expenses	272,488
Collateral on securities loaned	53,055,998
Total liabilities		89,033,497
Net Assets		$8,025,194,525
Net Assets consist of:
Paid in capital		$7,129,200,319
Undistributed net investment income		90,554,599
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,360,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		826,800,135
Net Assets, for 641,608,477 shares outstanding		$8,025,194,525
Net Asset Value, offering price and redemption price per share ($8,025,194,525 ÷ 641,608,477 shares)		$12.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$121,328,524
Interest		11,690
Income from Fidelity Central Funds		1,019,573
Income before foreign taxes withheld		122,359,787
Less foreign taxes withheld		(11,482,026)
Total income		110,877,761
Expenses
Management fee	$1,862,099
Transfer agent fees	2,793,149
Independent trustees' fees and expenses	14,093
Interest	17,373
Miscellaneous	9,997
Total expenses before reductions	4,696,711
Expense reductions	(2,981,539)	1,715,172
Net investment income (loss)		109,162,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,976,934)
Fidelity Central Funds	(1,032)
Foreign currency transactions	1,983,918
Futures contracts	3,728,161
Total net realized gain (loss)		(4,265,887)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	121,087,972
Assets and liabilities in foreign currencies	(405,629)
Futures contracts	(594,176)
Total change in net unrealized appreciation (depreciation)		120,088,167
Net gain (loss)		115,822,280
Net increase (decrease) in net assets resulting from operations		$224,984,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,162,589	$111,164,788
Net realized gain (loss)	(4,265,887)	25,142,561
Change in net unrealized appreciation (depreciation)	120,088,167	697,686,790
Net increase (decrease) in net assets resulting from operations	224,984,869	833,994,139
Distributions to shareholders from net investment income	(117,209,856)	(22,054,375)
Distributions to shareholders from net realized gain	(37,507,121)	(4,901,006)
Total distributions	(154,716,977)	(26,955,381)
Share transactions
Proceeds from sales of shares	2,826,785,708	4,793,467,137
Reinvestment of distributions	63,596,711	7,808,369
Cost of shares redeemed	(1,301,322,854)	(865,597,592)
Net increase (decrease) in net assets resulting from share transactions	1,589,059,565	3,935,677,914
Total increase (decrease) in net assets	1,659,327,457	4,742,716,672
Net Assets
Beginning of period	6,365,867,068	1,623,150,396
End of period	$8,025,194,525	$6,365,867,068
Other Information
Undistributed net investment income end of period	$90,554,599	$98,601,866
Shares
Sold	226,606,963	429,641,022
Issued in reinvestment of distributions	5,217,121	773,094
Redeemed	(103,389,125)	(76,472,234)
Net increase (decrease)	128,434,959	353,941,882

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.33	.25
Net realized and unrealized gain (loss)	.19	2.02	(.06)
Total from investment operations	.37	2.35	.19
Distributions from net investment income	(.20)	(.12)	–
Distributions from net realized gain	(.06)	(.03)	–
Total distributions	(.26)	(.14)C	–
Net asset value, end of period	$12.51	$12.40	$10.19
Total ReturnD,E	3.07%	23.41%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.12%	.21%H
Expenses net of fee waivers, if any	.05%H	.05%	.07%H
Expenses net of all reductions	.05%H	.05%	.07%H
Net investment income (loss)	2.93%H	2.89%	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,025,195	$6,365,867	$1,623,150
Portfolio turnover rateI	6%H	2%	1%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,053,837,097
Gross unrealized depreciation	(241,410,822)
Net unrealized appreciation (depreciation)	$812,426,275
Tax cost	$7,237,936,047

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,746,051,251 and $216,243,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .125% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$33,156,600	1.89%	$17,373

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,997 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $369,227.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .045% of average net assets. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,980,651.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $888.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.05%	$1,000.00	$1,030.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	15.7%
Korea (South)	15.5%
Taiwan	10.9%
China	9.9%
India	8.5%
Brazil	7.1%
South Africa	6.5%
Hong Kong	3.4%
Russia	3.3%
Other*	19.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	5.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4
Naspers Ltd. Class N (South Africa, Media)	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	0.9
24.6

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	26.8
Financials	23.8
Consumer Discretionary	9.6
Materials	7.6
Energy	7.4
Consumer Staples	6.7
Industrials	4.9
Telecommunication Services	4.8
Real Estate	2.8
Health Care	2.7

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)(b)	2,340,000	$1,176,726
Alibaba Pictures Group Ltd. (a)	9,050,000	1,019,451
Beijing Enterprises Water Group Ltd.	3,942,000	2,288,658
Brilliance China Automotive Holdings Ltd.	2,152,000	3,831,672
China Gas Holdings Ltd.	1,237,400	4,384,949
China Resource Gas Group Ltd.	632,000	2,324,247
Cosco Shipping Ports Ltd.	1,194,243	1,050,307
Credicorp Ltd. (United States)	48,433	11,260,188
GOME Electrical Appliances Holdings Ltd. (b)	7,645,000	822,347
Haier Electronics Group Co. Ltd.	897,000	3,103,418
Kunlun Energy Co. Ltd.	2,296,000	1,965,873
Nine Dragons Paper (Holdings) Ltd.	1,163,000	1,734,567
Sihuan Pharmaceutical Holdings Group Ltd.	2,691,000	650,382

TOTAL BERMUDA		35,612,785

Brazil - 4.4%
Ambev SA	3,219,298	21,439,319
Atacadao Distribuicao Comercio e Industria Ltda	282,600	1,218,103
Banco Bradesco SA	685,755	6,244,458
Banco do Brasil SA	611,305	6,404,114
Banco Santander SA (Brasil) unit	293,400	3,191,789
BB Seguridade Participacoes SA	497,958	3,906,110
BM&F BOVESPA SA	1,464,980	10,580,039
BR Malls Participacoes SA	589,516	1,837,610
Brasil Foods SA (a)	317,769	2,249,564
CCR SA	862,712	2,945,317
Centrais Eletricas Brasileiras SA (Electrobras) (a)	153,800	837,225
Cielo SA	869,831	4,767,286
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	243,200	2,440,886
Companhia Energetica de Minas Gerais (CEMIG)	4,503	9,898
Companhia Siderurgica Nacional SA (CSN) (a)	444,300	1,113,540
Cosan SA Industria e Comercio	116,100	1,318,354
Drogasil SA	164,600	3,231,670
EDP Energias do Brasil SA	216,430	858,133
Embraer SA	474,100	2,996,282
ENGIE Brasil Energia SA	117,096	1,236,407
Equatorial Energia SA	141,700	2,877,927
Fibria Celulose SA	177,400	3,484,498
Hypermarcas SA	247,500	2,225,465
Itausa-Investimentos Itau SA	60,923	234,774
JBS SA	582,500	1,454,920
Klabin SA unit	420,000	2,545,273
Kroton Educacional SA	991,282	3,964,336
Localiza Rent A Car SA	356,320	2,836,768
Lojas Renner SA	507,540	4,724,503
M. Dias Branco SA	72,400	909,340
Multiplan Empreendimentos Imobiliarios SA	60,473	1,148,283
Natura Cosmeticos SA	122,700	1,128,159
Odontoprev SA	190,500	817,314
Petroleo Brasileiro SA - Petrobras (ON) (a)	2,002,665	14,080,166
Porto Seguro SA	80,500	1,038,650
Qualicorp SA	164,200	1,141,319
Rumo SA (a)	776,900	3,293,265
Sul America SA unit	145,152	895,806
Suzano Papel e Celulose SA	314,700	3,688,508
Terna Participacoes SA unit	155,800	946,843
TIM Participacoes SA	604,300	2,751,366
Ultrapar Participacoes SA	257,369	4,441,070
Vale SA	2,164,706	30,074,287
Vale SA sponsored ADR (b)	102,238	1,414,974
Weg SA	522,340	2,651,063

TOTAL BRAZIL		173,594,981

Cayman Islands - 15.7%
3SBio, Inc. (b)(c)	722,500	1,552,412
58.com, Inc. ADR (a)	65,380	5,713,558
AAC Technology Holdings, Inc.	525,933	7,548,595
Agile Property Holdings Ltd.	1,114,000	2,197,470
Airtac International Group	87,000	1,506,901
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	824,426	147,193,018
Anta Sports Products Ltd.	764,000	4,359,532
Autohome, Inc. ADR Class A (b)	37,848	3,692,072
Baidu.com, Inc. sponsored ADR (a)	197,005	49,428,555
Chailease Holding Co. Ltd.	854,000	3,110,493
China Conch Venture Holdings Ltd.	1,154,000	3,582,659
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	61,593
China Medical System Holdings Ltd.	973,000	2,382,660
China Mengniu Dairy Co. Ltd.	1,975,000	6,366,988
China Resources Land Ltd.	1,994,812	7,491,972
China State Construction International Holdings Ltd.	1,434,500	1,865,644
CIFI Holdings Group Co. Ltd.	2,430,000	1,913,497
Country Garden Holdings Co. Ltd.	3,826,000	7,801,467
Ctrip.com International Ltd. ADR (a)(b)	282,079	11,537,031
ENN Energy Holdings Ltd.	539,043	5,040,878
Evergrande Real Estate Group Ltd. (a)(b)	2,359,000	7,472,312
Fullshare Holdings Ltd. (b)	4,912,500	2,678,762
GCL-Poly Energy Holdings Ltd. (a)(b)	9,243,000	1,143,313
Geely Automobile Holdings Ltd.	3,536,517	9,301,153
General Interface Solution Holding Ltd.	120,000	717,054
Haitian International Holdings Ltd.	453,000	1,205,570
Hengan International Group Co. Ltd.	521,500	4,637,878
JD.com, Inc. sponsored ADR (a)	470,243	17,168,572
Kingboard Chemical Holdings Ltd.	454,500	1,849,039
Kingsoft Corp. Ltd.	559,000	1,659,881
Lee & Man Paper Manufacturing Ltd.	1,124,000	1,238,062
Longfor Properties Co. Ltd.	1,049,000	3,137,280
Meitu, Inc. (a)(c)	910,000	959,658
Momo, Inc. ADR (a)(b)	76,793	2,680,076
NetEase, Inc. ADR	56,780	14,596,435
New Oriental Education & Technology Group, Inc. sponsored ADR	96,394	8,660,037
Nexteer Auto Group Ltd.	623,000	958,530
Semiconductor Manufacturing International Corp. (a)(b)	2,095,400	2,694,880
Shenzhou International Group Holdings Ltd.	541,000	5,905,684
Shimao Property Holdings Ltd.	843,000	2,229,790
SINA Corp. (a)	40,704	3,888,860
Sino Biopharmaceutical Ltd.	3,195,000	6,728,063
SOHO China Ltd.	1,475,500	757,649
Sunac China Holdings Ltd. (b)	1,732,000	7,357,064
Sunny Optical Technology Group Co. Ltd.	510,800	8,335,049
TAL Education Group ADR	229,079	8,343,057
Tencent Holdings Ltd.	4,077,000	200,437,249
Tingyi (Cayman Islands) Holding Corp.	1,396,000	2,628,105
Vipshop Holdings Ltd. ADR (a)	288,851	4,471,413
Want Want China Holdings Ltd.	3,554,418	3,140,935
Weibo Corp. sponsored ADR (a)(b)	33,090	3,789,467
YY, Inc. ADR (a)	31,183	3,005,729
Zhen Ding Technology Holding Ltd.	314,000	682,043

TOTAL CAYMAN ISLANDS		618,805,644

Chile - 1.1%
AES Gener SA	2,291,485	642,584
Aguas Andinas SA	1,874,013	1,246,541
Banco de Chile	17,683,278	2,921,362
Banco de Credito e Inversiones	30,948	2,342,393
Banco Santander Chile	46,913,148	3,916,058
Cencosud SA	1,021,925	3,038,817
Colbun SA	5,602,961	1,393,067
Compania Cervecerias Unidas SA	105,331	1,459,103
Compania de Petroleos de Chile SA (COPEC)	277,572	4,525,434
CorpBanca SA	108,934,217	1,113,567
Empresa Nacional de Telecomunicaciones SA (ENTEL)	114,625	1,352,828
Empresas CMPC SA	889,944	3,653,448
Enel Chile SA	20,018,608	2,480,785
Enersis SA	20,474,933	4,673,423
LATAM Airlines Group SA	215,692	3,308,736
S.A.C.I. Falabella	519,172	5,035,467

TOTAL CHILE		43,103,613

China - 9.9%
Agricultural Bank of China Ltd. (H Shares)	18,733,297	10,562,067
Air China Ltd. (H Shares)	1,298,000	1,711,150
Aluminum Corp. of China Ltd. (H Shares) (a)	2,802,000	1,582,534
Anhui Conch Cement Co. Ltd. (H Shares)	887,500	5,539,314
AviChina Industry & Technology Co. Ltd. (H Shares)	1,507,000	950,167
Bank Communications Co. Ltd. (H Shares)	6,214,176	5,084,969
Bank of China Ltd. (H Shares)	56,891,464	30,882,464
Beijing Capital International Airport Co. Ltd. (H Shares)	1,204,000	1,639,816
BYD Co. Ltd. (H Shares) (b)	455,500	3,184,434
CGN Power Co. Ltd. (H Shares) (c)	7,558,447	2,061,220
China Cinda Asset Management Co. Ltd. (H Shares)	6,244,000	2,228,529
China CITIC Bank Corp. Ltd. (H Shares)	6,347,051	4,537,179
China Communications Construction Co. Ltd. (H Shares)	3,149,000	3,628,213
China Communications Services Corp. Ltd. (H Shares)	1,700,000	1,067,294
China Construction Bank Corp. (H Shares)	60,224,000	63,094,219
China Everbright Bank Co. Ltd. (H Shares)	1,788,000	893,534
China Galaxy Securities Co. Ltd. (H Shares)	2,361,500	1,551,117
China Huarong Asset Management Co. Ltd.	7,113,000	2,449,776
China Life Insurance Co. Ltd. (H Shares)	5,336,747	15,134,801
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,259,000	2,218,836
China Merchants Bank Co. Ltd. (H Shares)	2,799,921	12,208,776
China Minsheng Banking Corp. Ltd. (H Shares)	3,933,551	3,681,019
China Molybdenum Co. Ltd. (H Shares)	2,658,000	1,997,402
China National Building Materials Co. Ltd. (H Shares) (b)	2,790,000	3,259,541
China Oilfield Services Ltd. (H Shares)	1,286,000	1,283,037
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,891,528	8,346,705
China Petroleum & Chemical Corp. (H Shares)	18,284,704	17,806,731
China Railway Construction Corp. Ltd. (H Shares)	1,401,000	1,659,105
China Railway Group Ltd. (H Shares)	2,842,000	2,277,941
China Shenhua Energy Co. Ltd. (H Shares)	2,439,602	5,983,998
China Southern Airlines Ltd. (H Shares)	1,306,000	1,406,249
China Telecom Corp. Ltd. (H Shares)	9,879,689	4,789,001
China Vanke Co. Ltd. (H Shares)	841,900	3,479,446
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,781,646	1,362,912
CITIC Securities Co. Ltd. (H Shares)	1,619,000	3,946,688
CRRC Corp. Ltd. (H Shares)	2,949,000	2,606,561
Dongfeng Motor Group Co. Ltd. (H Shares)	1,928,000	2,132,048
Fuyao Glass Industries Group Co. Ltd.	358,800	1,233,223
GF Securities Co. Ltd. (H Shares)	966,028	1,700,784
Great Wall Motor Co. Ltd. (H Shares) (b)	2,203,500	2,285,473
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,496,000	2,740,247
Guangzhou R&F Properties Co. Ltd. (H Shares)	686,000	1,631,032
Haitong Securities Co. Ltd. (H Shares)	2,300,000	3,140,440
Huaneng Power International, Inc. (H Shares)	3,010,186	1,989,433
Huaneng Renewables Corp. Ltd. (H Shares)	3,402,000	1,510,838
Huatai Securities Co. Ltd. (H Shares) (c)	1,160,200	2,350,086
Industrial & Commercial Bank of China Ltd. (H Shares)	52,790,000	46,343,371
Jiangsu Expressway Co. Ltd. (H Shares)	872,000	1,195,620
Jiangxi Copper Co. Ltd. (H Shares)	887,000	1,261,045
New China Life Insurance Co. Ltd. (H Shares)	588,000	2,741,492
People's Insurance Co. of China Group (H Shares)	4,959,552	2,334,883
PetroChina Co. Ltd. (H Shares)	15,176,790	11,183,310
PICC Property & Casualty Co. Ltd. (H Shares)	3,270,379	5,854,532
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,731,541	36,462,379
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,340,000	823,482
Shanghai Electric Group Co. Ltd. (H Shares) (a)	2,004,000	727,581
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	344,000	1,865,972
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	632,445	904,590
Shanghai Pharma Holding Co. Ltd. (H Shares)	622,109	1,698,153
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,478,000	1,645,415
Sinopharm Group Co. Ltd. (H Shares)	848,800	3,579,154
TravelSky Technology Ltd. (H Shares)	663,000	1,936,642
Tsingtao Brewery Co. Ltd. (H Shares)	256,000	1,325,413
Weichai Power Co. Ltd. (H Shares)	1,378,000	1,595,239
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,318,000	1,649,242
Zhejiang Expressway Co. Ltd. (H Shares)	1,020,000	1,047,458
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	388,927	2,062,042
Zijin Mng Group Co. Ltd. (H Shares)	4,078,000	1,849,776
ZTE Corp. (H Shares) (d)	476,200	1,076,068

TOTAL CHINA		387,973,208

Colombia - 0.3%
Bancolombia SA	168,275	1,988,900
Cementos Argos SA	331,801	1,172,957
Ecopetrol SA	3,516,851	3,881,243
Grupo de Inversiones Suramerica SA (a)	168,757	2,341,849
Interconexion Electrica SA ESP	269,666	1,390,113
Inversiones Argos SA	213,499	1,520,131

TOTAL COLOMBIA		12,295,193

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	114,956	2,939,725
Komercni Banka A/S	55,465	2,394,506
MONETA Money Bank A/S (c)	371,952	1,339,021
Telefonica Czech Rep A/S	42,520	581,791

TOTAL CZECH REPUBLIC		7,255,043

Egypt - 0.1%
Commercial International Bank SAE	742,899	3,965,915
Eastern Tobacco Co.	85,371	996,116
Global Telecom Holding (a)	1,566,948	449,982

TOTAL EGYPT		5,412,013

Greece - 0.4%
Alpha Bank AE (a)	988,624	2,614,559
EFG Eurobank Ergasias SA (a)	1,322,550	1,675,370
Ff Group (a)	23,462	444,824
Greek Organization of Football Prognostics SA	159,566	1,913,431
Hellenic Telecommunications Organization SA	175,373	2,551,954
Jumbo SA	71,973	1,317,625
National Bank of Greece SA (a)	3,904,689	1,631,495
Piraeus Bank SA (a)	201,878	856,183
Titan Cement Co. SA (Reg.)	35,827	945,333

TOTAL GREECE		13,950,774

Hong Kong - 3.4%
Beijing Enterprises Holdings Ltd.	358,927	1,792,802
BYD Electronic International Co. Ltd.	480,500	732,670
China Everbright International Ltd.	1,753,000	2,458,855
China Everbright Ltd.	656,000	1,443,572
China Jinmao Holdings Group Ltd.	3,706,000	2,097,879
China Merchants Holdings International Co. Ltd.	932,880	2,084,395
China Mobile Ltd.	4,400,071	41,917,260
China Overseas Land and Investment Ltd.	2,759,202	9,245,069
China Resources Beer Holdings Co. Ltd.	1,154,144	4,970,816
China Resources Pharmaceutical Group Ltd.	1,341,000	1,853,878
China Resources Power Holdings Co. Ltd.	1,369,940	2,627,701
China Taiping Insurance Group Ltd.	1,149,855	3,845,314
China Unicom Ltd.	4,412,814	6,239,935
CITIC Pacific Ltd.	4,137,941	6,310,363
CNOOC Ltd.	12,796,584	21,648,157
CSPC Pharmaceutical Group Ltd.	3,363,963	8,568,211
Far East Horizon Ltd.	1,405,000	1,394,164
Fosun International Ltd.	1,831,754	3,892,466
Guangdong Investment Ltd.	2,093,126	3,239,809
Lenovo Group Ltd.	5,122,000	2,431,805
Shanghai Industrial Holdings Ltd.	372,241	976,124
Sino-Ocean Group Holding Ltd.	2,151,000	1,493,573
Sun Art Retail Group Ltd.	1,696,971	1,907,314

TOTAL HONG KONG		133,172,132

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	262,222	3,030,126
OTP Bank PLC	171,119	7,476,098
Richter Gedeon PLC	99,377	2,010,201

TOTAL HUNGARY		12,516,425

India - 8.5%
ACC Ltd.	32,066	763,971
Adani Ports & Special Economic Zone Ltd.	516,323	3,158,393
Ambuja Cements Ltd.	423,923	1,595,625
Ashok Leyland Ltd.	832,236	2,050,802
Asian Paints Ltd.	204,598	3,691,937
Aurobindo Pharma Ltd.	187,546	1,807,753
Axis Bank Ltd.	1,288,362	9,987,972
Bajaj Auto Ltd.	59,673	2,641,772
Bajaj Finance Ltd.	123,057	3,518,072
Bajaj Finserv Ltd.	27,160	2,234,371
Bharat Forge Ltd.	148,962	1,729,898
Bharat Heavy Electricals Ltd.	626,119	823,412
Bharat Petroleum Corp. Ltd.	539,951	3,137,344
Bharti Airtel Ltd.	1,005,927	6,177,294
Bharti Infratel Ltd.	237,053	1,115,668
Bosch Ltd.	5,207	1,516,975
Britannia Industries Ltd.	20,540	1,703,322
Cadila Healthcare Ltd. (a)	145,749	902,486
Cipla Ltd. (a)	246,152	2,242,269
Coal India Ltd.	485,806	2,079,481
Container Corp. of India Ltd.	29,492	577,178
Dabur India Ltd.	375,924	2,084,608
Dr. Reddy's Laboratories Ltd.	68,795	2,186,109
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	12,518	404,457
Eicher Motors Ltd.	9,484	4,431,175
GAIL India Ltd.	481,345	2,349,891
Glenmark Pharmaceuticals Ltd.	99,500	854,590
Godrej Consumer Products Ltd.	169,636	2,842,624
Grasim Industries Ltd.	233,851	3,834,294
Havells India Ltd.	177,834	1,458,516
HCL Technologies Ltd.	396,230	6,264,190
Hero Motocorp Ltd.	35,529	1,990,240
Hindalco Industries Ltd.	830,160	2,920,742
Hindustan Petroleum Corp. Ltd.	433,437	1,978,958
Hindustan Unilever Ltd.	467,357	10,575,634
Housing Development Finance Corp. Ltd.	1,086,172	30,731,090
ICICI Bank Ltd.	1,707,536	7,297,485
Idea Cellular Ltd. (a)	1,395,624	1,447,644
IDFC Bank Ltd.	964,639	698,752
Indiabulls Housing Finance Ltd.	227,204	4,448,376
Indian Oil Corp. Ltd.	828,686	2,014,656
Infosys Ltd.	1,252,111	22,545,433
ITC Ltd.	2,448,721	10,348,308
JSW Steel Ltd.	602,097	2,927,573
Larsen & Toubro Ltd.	338,977	7,125,865
LIC Housing Finance Ltd.	211,527	1,731,827
Lupin Ltd. (a)	157,473	1,918,022
Mahindra & Mahindra Financial Services Ltd. (a)	206,886	1,637,881
Mahindra & Mahindra Ltd.	537,257	7,035,550
Marico Ltd.	321,171	1,602,309
Maruti Suzuki India Ltd.	76,049	10,053,898
Motherson Sumi Systems Ltd.	449,303	2,380,538
Nestle India Ltd.	16,477	2,328,119
NTPC Ltd.	1,175,971	3,040,595
Oil & Natural Gas Corp. Ltd.	912,825	2,474,101
Petronet LNG Ltd.	426,702	1,452,791
Piramal Enterprises Ltd. (a)	57,680	2,249,599
Power Finance Corp. Ltd.	449,625	592,346
Reliance Industries Ltd.	2,041,351	29,473,841
Rural Electrification Corp. Ltd.	490,958	938,876
Shree Cement Ltd.	5,951	1,513,698
Shriram Transport Finance Co. Ltd.	104,898	2,532,289
Siemens India Ltd.	50,590	852,319
State Bank of India	1,227,491	4,535,439
Sun Pharmaceutical Industries Ltd.	694,270	5,507,815
Tata Consultancy Services Ltd.	329,094	17,452,846
Tata Motors Ltd. (a)	1,146,079	5,820,392
Tata Motors Ltd. Class A (a)	241,101	690,952
Tata Power Co. Ltd.	790,606	1,046,846
Tata Steel Ltd.	258,762	2,301,790
Tech Mahindra Ltd.	333,576	3,352,879
Titan Co. Ltd. (a)	221,085	3,257,273
Ultratech Cemco Ltd.	62,521	3,854,611
United Spirits Ltd. (a)	41,374	2,248,579
UPL Ltd.	252,977	2,769,730
Vakrangee Ltd.	301,211	451,499
Vedanta Ltd.	1,074,005	4,789,540
Wipro Ltd.	804,893	3,354,505
Yes Bank Ltd.	1,227,012	6,654,131
Zee Entertainment Enterprises Ltd. (a)	375,952	3,320,341

TOTAL INDIA		332,434,972

Indonesia - 1.9%
PT Adaro Energy Tbk	10,258,000	1,343,297
PT AKR Corporindo Tbk	1,287,200	450,724
PT Astra International Tbk	14,415,859	7,378,425
PT Bank Central Asia Tbk	7,062,070	11,167,130
PT Bank Danamon Indonesia Tbk Series A	2,420,900	1,153,998
PT Bank Mandiri (Persero) Tbk	13,287,598	6,730,895
PT Bank Negara Indonesia (Persero) Tbk	5,310,600	3,057,398
PT Bank Rakyat Indonesia Tbk	39,769,205	9,169,525
PT Bank Tabungan Negara Tbk	3,022,200	673,520
PT Bumi Serpong Damai Tbk	5,517,700	666,286
PT Charoen Pokphand Indonesia Tbk	5,207,800	1,372,918
PT Gudang Garam Tbk	343,000	1,703,980
PT Hanjaya Mandala Sampoerna Tbk	6,631,800	1,680,463
PT Indocement Tunggal Prakarsa Tbk	1,311,000	1,659,086
PT Indofood CBP Sukses Makmur Tbk	1,672,300	1,038,939
PT Indofood Sukses Makmur Tbk	3,142,800	1,571,308
PT Jasa Marga Tbk	1,568,997	490,487
PT Kalbe Farma Tbk	15,065,900	1,626,432
PT Matahari Department Store Tbk	1,765,700	1,307,367
PT Pakuwon Jati Tbk	16,393,600	692,954
PT Perusahaan Gas Negara Tbk Series B	7,769,300	1,099,776
PT Semen Gresik (Persero) Tbk	2,115,148	1,460,901
PT Surya Citra Media Tbk	4,044,800	740,367
PT Telekomunikasi Indonesia Tbk Series B	36,154,765	9,865,716
PT Tower Bersama Infrastructure Tbk	1,447,500	576,499
PT Unilever Indonesia Tbk	1,088,339	3,617,267
PT United Tractors Tbk	1,195,700	2,917,369
PT Waskita Karya Persero Tbk	3,393,600	536,079
PT XL Axiata Tbk (a)	2,297,550	348,229

TOTAL INDONESIA		76,097,335

Isle of Man - 0.1%
NEPI Rockcastle PLC	267,151	2,944,202
Korea (South) - 14.7%
AMOREPACIFIC Corp.	22,958	7,481,702
AMOREPACIFIC Group, Inc.	20,514	2,739,223
BGF Retail Co. Ltd.	5,589	996,801
BGFretail Co. Ltd.	9,484	112,470
BS Financial Group, Inc.	184,454	1,799,887
Celltrion Healthcare Co. Ltd.	24,913	2,089,023
Celltrion, Inc.	58,219	14,732,450
Cheil Industries, Inc.	54,714	7,152,658
Cheil Worldwide, Inc.	49,004	873,989
CJ CheilJedang Corp.	5,877	1,882,308
CJ Corp.	10,355	1,571,247
CJ E&M Corp.	13,479	1,139,062
Coway Co. Ltd.	37,240	3,042,697
Daelim Industrial Co.	19,760	1,586,815
Daewoo Engineering & Construction Co. Ltd. (a)	117,850	698,786
Db Insurance Co. Ltd.	35,133	2,063,511
DGB Financial Group Co. Ltd.	119,832	1,342,749
Dong Suh Companies, Inc.	24,715	635,804
Doosan Bobcat, Inc.	24,731	752,836
Doosan Heavy Industries & Construction Co. Ltd.	37,580	628,132
E-Mart Co. Ltd.	14,869	3,748,750
GS Engineering & Construction Corp.	35,628	1,357,352
GS Holdings Corp.	36,285	2,076,962
GS Retail Co. Ltd.	19,131	664,541
Hana Financial Group, Inc.	212,439	9,472,150
Hankook Tire Co. Ltd.	52,776	2,436,934
Hanmi Pharm Co. Ltd.	4,454	1,938,104
Hanmi Science Co. Ltd.	9,027	655,789
Hanon Systems	132,713	1,350,768
Hanssem Co. Ltd.	7,526	818,712
Hanwha Chemical Corp.	76,052	2,055,891
Hanwha Corp.	31,889	1,189,594
Hanwha Life Insurance Co. Ltd.	184,429	1,072,897
Hanwha Techwin Co. Ltd. (a)	26,032	585,822
Hotel Shilla Co.	22,323	2,417,973
Hyosung Corp.	14,954	1,836,217
Hyundai Department Store Co. Ltd.	9,946	961,235
Hyundai Engineering & Construction Co. Ltd.	55,389	3,289,437
Hyundai Fire & Marine Insurance Co. Ltd.	44,374	1,584,897
Hyundai Glovis Co. Ltd.	13,326	2,096,721
Hyundai Heavy Industries Co. Ltd. (a)	27,458	3,063,922
Hyundai Industrial Development & Construction Co. (d)	42,843	1,856,260
Hyundai Mobis	48,843	11,310,843
Hyundai Motor Co.	110,145	16,456,054
Hyundai Robotics Co. Ltd.	6,945	2,739,933
Hyundai Steel Co.	56,872	3,218,193
Hyundai Wia Corp.	11,516	577,453
Industrial Bank of Korea	178,871	2,814,367
ING Life Insurance Korea Ltd. (c)	23,292	896,076
Kakao Corp.	32,497	3,368,272
Kangwon Land, Inc.	83,531	2,254,169
KB Financial Group, Inc.	284,981	16,147,750
KCC Corp.	4,124	1,505,693
KEPCO Plant Service & Engineering Co. Ltd.	15,922	753,783
Kia Motors Corp.	190,362	5,883,682
Korea Aerospace Industries Ltd.	48,485	1,955,834
Korea Electric Power Corp.	185,292	6,464,442
Korea Express Co. Ltd. (a)	5,662	827,418
Korea Gas Corp. (a)	19,664	1,006,221
Korea Investment Holdings Co. Ltd.	27,727	2,358,643
Korea Zinc Co. Ltd.	6,033	2,442,100
Korean Air Lines Co. Ltd.	33,608	1,071,703
KT Corp.	2,035	51,603
KT Corp. sponsored ADR	39,904	535,911
KT&G Corp.	84,135	7,683,454
Kumho Petro Chemical Co. Ltd.	12,985	1,303,441
LG Chemical Ltd.	32,087	10,786,302
LG Corp.	67,460	5,108,673
LG Display Co. Ltd.	165,187	3,597,030
LG Electronics, Inc.	76,458	7,282,224
LG Household & Health Care Ltd.	6,726	8,604,356
LG Innotek Co. Ltd.	10,076	1,096,112
Lotte Chemical Corp.	10,966	4,239,255
Lotte Confectionery Co. Ltd.	20,939	1,272,852
Lotte Shopping Co. Ltd.	7,994	1,910,931
Medy-Tox, Inc.	3,017	1,965,272
Mirae Asset Daewoo Co. Ltd.	260,399	2,378,040
NAVER Corp.	20,122	13,453,185
NCSOFT Corp.	12,483	4,196,260
Netmarble Corp. (c)	18,139	2,498,310
Oci Co. Ltd.	11,869	1,728,939
Orion Corp./Republic of Korea	15,462	1,797,529
Ottogi Corp.	851	630,944
POSCO	53,131	18,257,716
Posco Daewoo Corp.	26,228	552,272
S-Oil Corp.	32,015	3,288,419
S1 Corp.	12,129	1,111,053
Samsung Biologics Co. Ltd. (a)(c)	11,769	5,362,908
Samsung Card Co. Ltd.	20,296	706,904
Samsung Electro-Mechanics Co. Ltd.	39,827	4,406,937
Samsung Electronics Co. Ltd.	69,312	171,755,136
Samsung Fire & Marine Insurance Co. Ltd.	21,880	5,465,275
Samsung Heavy Industries Co. Ltd. (a)	275,055	1,887,765
Samsung Life Insurance Co. Ltd.	49,755	5,435,801
Samsung SDI Co. Ltd.	39,122	6,703,445
Samsung SDS Co. Ltd.	24,768	5,666,279
Samsung Securities Co. Ltd.	47,370	1,641,036
Shinhan Financial Group Co. Ltd.	306,663	13,618,024
Shinsegae Co. Ltd.	5,250	2,046,712
SillaJen, Inc. (a)	38,691	3,038,414
SK C&C Co. Ltd.	22,514	6,180,747
SK Energy Co. Ltd.	46,541	8,539,633
SK Hynix, Inc.	416,822	32,888,819
SK Networks Co. Ltd.	94,544	496,148
SK Telecom Co. Ltd.	14,356	3,059,111
STX Pan Ocean Co. Ltd. (Korea) (a)	151,674	778,959
Woori Bank	336,182	5,038,374
Woori Investment & Securities Co. Ltd.	99,746	1,452,985
Yuhan Corp.	6,090	1,302,248

TOTAL KOREA (SOUTH)		576,707,450

Luxembourg - 0.0%
PLAY Communications SA (c)	81,932	691,900
Malaysia - 2.5%
AirAsia Group BHD	1,071,600	1,047,400
Alliance Bank Malaysia Bhd	763,200	842,988
AMMB Holdings Bhd	1,178,700	1,164,744
Astro Malaysia Holdings Bhd (c)	1,168,024	565,952
Axiata Group Bhd	1,943,483	2,609,035
British American Tobacco (Malaysia) Bhd	101,600	633,818
Bumiputra-Commerce Holdings Bhd	3,342,045	6,093,830
Dialog Group Bhd	2,210,265	1,728,055
DiGi.com Bhd	2,225,100	2,613,074
Felda Global Ventures Holdings Bhd (c)	1,042,200	451,275
Gamuda Bhd	1,226,500	1,602,333
Genting Bhd	1,647,600	3,743,597
Genting Malaysia Bhd	2,115,940	2,756,303
Genting Plantations Bhd	201,200	508,067
Hap Seng Consolidated Bhd	461,300	1,148,401
Hartalega Holdings Bhd	943,100	1,404,327
Hong Leong Bank Bhd	463,000	2,233,328
Hong Leong Credit Bhd	158,700	783,867
IHH Healthcare Bhd (c)	1,478,587	2,285,518
IJM Corp. Bhd	2,066,800	1,565,461
IOI Corp. Bhd	1,574,900	1,914,335
IOI Properties Group Bhd	1,181,325	469,357
Kuala Lumpur Kepong Bhd	344,500	2,233,799
Malayan Banking Bhd	3,070,043	8,420,718
Malaysia Airports Holdings Bhd	594,700	1,363,145
Maxis Bhd	1,399,500	2,073,718
MISC Bhd	956,000	1,736,791
Nestle (Malaysia) BHD	41,800	1,469,085
Petronas Chemicals Group Bhd	1,711,700	3,679,274
Petronas Dagangan Bhd	177,426	1,218,556
Petronas Gas Bhd	490,100	2,218,620
PPB Group Bhd	340,100	1,665,004
Press Metal Bhd	940,100	1,147,554
Public Bank Bhd	2,087,157	12,635,772
RHB Capital Bhd	556,960	749,277
RHB Capital Bhd (a)(d)	141,500	0
SapuraKencana Petroleum Bhd	2,768,800	445,978
Sime Darby Bhd	1,695,749	1,148,991
Sime Darby Plantation Bhd	1,696,849	2,406,622
Sime Darby Property Bhd	1,630,249	618,000
SP Setia Bhd	1,093,979	886,248
Telekom Malaysia Bhd	806,900	1,085,910
Tenaga Nasional Bhd	2,423,272	9,762,706
UMW Holdings Bhd (a)	333,600	518,197
Westports Holdings Bhd	723,200	611,320
YTL Corp. Bhd	3,117,896	1,146,544
YTL Power International Bhd	1,427,430	333,498

TOTAL MALAYSIA		97,740,392

Malta - 0.0%
Brait SA	261,256	902,754
Mexico - 3.0%
Alfa SA de CV Series A	2,158,300	2,770,861
America Movil S.A.B. de CV Series L	24,105,947	22,311,669
Banco Santander Mexico SA	1,296,410	1,921,527
CEMEX S.A.B. de CV unit	10,477,786	6,554,902
Coca-Cola FEMSA S.A.B. de CV Series L	354,769	2,303,469
Compartamos S.A.B. de CV (b)	697,400	557,486
El Puerto de Liverpool S.A.B. de CV Class C	133,510	890,778
Embotelladoras Arca S.A.B. de CV	314,400	2,172,989
Fibra Uno Administracion SA de CV	2,273,683	3,765,147
Fomento Economico Mexicano S.A.B. de CV unit	1,396,791	13,501,829
Gruma S.A.B. de CV Series B	153,930	1,880,127
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	254,927	2,651,768
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	148,020	2,661,931
Grupo Bimbo S.A.B. de CV Series A	1,171,870	2,727,589
Grupo Carso SA de CV Series A1	316,100	1,135,807
Grupo Financiero Banorte S.A.B. de CV Series O	1,788,581	11,191,273
Grupo Financiero Inbursa S.A.B. de CV Series O	1,643,200	2,737,781
Grupo Lala S.A.B. de CV	439,600	562,250
Grupo Mexico SA de CV Series B	2,736,854	9,097,945
Grupo Televisa SA de CV	1,758,193	6,309,999
Industrias Penoles SA de CV	99,000	2,077,925
Infraestructura Energetica Nova S.A.B. de CV	382,900	1,685,599
Kimberly-Clark de Mexico SA de CV Series A	1,084,027	1,967,264
Mexichem S.A.B. de CV	746,820	2,332,858
Promotora y Operadora de Infraestructura S.A.B. de CV	162,775	1,667,956
Wal-Mart de Mexico SA de CV Series V	3,760,256	10,449,149

TOTAL MEXICO		117,887,878

Netherlands - 0.0%
Steinhoff International Holdings NV (South Africa)	2,144,193	330,285
Pakistan - 0.1%
Habib Bank Ltd.	416,000	700,832
Lucky Cement Ltd.	92,300	528,067
MCB Bank Ltd.	292,600	528,766
Oil & Gas Development Co. Ltd.	452,000	652,089
United Bank Ltd.	347,100	603,979

TOTAL PAKISTAN		3,013,733

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (b)	135,681	2,164,112
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,437,850	1,934,795
Aboitiz Power Corp.	1,140,555	837,289
Alliance Global Group, Inc. (a)	2,925,600	738,005
Ayala Corp.	176,976	3,296,965
Ayala Land, Inc.	5,247,443	4,129,700
Bank of the Philippine Islands (BPI)	714,588	1,448,564
BDO Unibank, Inc.	1,398,881	3,553,605
DMCI Holdings, Inc.	2,758,900	587,329
Globe Telecom, Inc.	23,245	693,117
GT Capital Holdings, Inc.	61,765	1,253,765
International Container Terminal Services, Inc.	366,680	598,982
JG Summit Holdings, Inc.	2,040,810	2,517,807
Jollibee Food Corp.	309,353	1,702,676
Manila Electric Co.	163,990	1,019,593
Megaworld Corp.	8,064,100	700,843
Metro Pacific Investments Corp.	10,105,000	995,374
Metropolitan Bank & Trust Co.	566,527	929,313
Philippine Long Distance Telephone Co.	61,680	1,728,830
Robinsons Land Corp.	1,444,397	498,901
Security Bank Corp.	160,750	648,303
SM Investments Corp.	171,705	3,109,694
SM Prime Holdings, Inc.	6,178,300	4,077,771
Universal Robina Corp.	628,168	1,707,409

TOTAL PHILIPPINES		38,708,630

Poland - 1.2%
Alior Bank SA (a)	64,316	1,301,951
Bank Handlowy w Warszawie SA	23,054	545,175
Bank Millennium SA (a)	427,068	1,040,338
Bank Polska Kasa Opieki SA	111,988	3,729,902
Bank Zachodni WBK SA	24,730	2,616,842
BRE Bank SA	10,523	1,287,399
CD Projekt RED SA	47,930	1,704,251
Cyfrowy Polsat SA	159,930	1,169,225
Dino Polska SA (a)(c)	35,087	949,689
Grupa Lotos SA	65,795	1,037,019
Jastrzebska Spolka Weglowa SA (a)	37,620	887,698
KGHM Polska Miedz SA (Bearer)	99,624	2,657,889
LPP SA	923	2,411,473
NG2 SA	20,520	1,514,219
Polish Oil & Gas Co. SA	1,234,334	2,173,365
Polska Grupa Energetyczna SA (a)	599,261	1,787,616
Polski Koncern Naftowy Orlen SA	214,939	5,493,120
Powszechna Kasa Oszczednosci Bank SA (a)	673,368	8,027,043
Powszechny Zaklad Ubezpieczen SA	430,114	5,259,624
Tauron Polska Energia SA (a)	749,464	501,799
Telekomunikacja Polska SA (a)	468,533	703,497
Zaklady Azotowe w Tarnowie-Moscicach SA	33,151	505,315

TOTAL POLAND		47,304,449

Qatar - 0.6%
Barwa Real Estate Co.	69,740	677,097
Doha Bank	107,944	803,132
Ezdan Holding Group (a)	560,021	1,724,206
Industries Qatar QSC (a)	107,814	3,316,443
Masraf al Rayan	261,535	2,555,731
Qatar Electricity & Water Co.	19,689	1,070,701
Qatar Gas Transport Co. Ltd. (Nakilat)	193,437	780,442
Qatar Insurance Co. SAQ	111,201	1,114,148
Qatar Islamic Bank	42,049	1,235,832
Qatar National Bank SAQ	166,240	6,894,326
Qatar Telecom (Qtel) Q.S.C. (a)	57,135	1,242,816
The Commercial Bank of Qatar	141,114	1,401,063

TOTAL QATAR		22,815,937

Russia - 3.2%
Alrosa Co. Ltd.	1,826,801	2,599,542
Gazprom OAO	4,040,776	9,363,936
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	8,330,196
Inter Rao Ues JSC	22,113,158	1,404,623
Lukoil PJSC	176,005	11,627,339
Lukoil PJSC sponsored ADR	128,658	8,594,354
Magnit OJSC GDR (Reg. S)	253,526	4,814,459
Magnitogorsk Iron & Steel Works PJSC	1,574,100	1,216,836
MMC Norilsk Nickel PJSC	24,186	4,131,233
MMC Norilsk Nickel PJSC sponsored ADR (b)	212,418	3,652,528
Mobile TeleSystems OJSC sponsored ADR	355,179	3,729,380
Moscow Exchange MICEX-RTS OAO	1,045,767	2,005,262
NOVATEK OAO GDR (Reg. S)	65,447	8,311,769
Novolipetsk Steel OJSC	849,446	2,173,913
PhosAgro OJSC GDR (Reg. S)	81,526	1,175,605
Polyus PJSC	18,932	1,201,053
Rosneft Oil Co. OJSC	447,571	2,722,136
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,365,118
RusHydro PJSC	29,877,753	353,471
RusHydro PJSC ADR	466,556	530,008
Sberbank of Russia	7,722,325	27,526,190
Severstal PAO	78,709	1,264,769
Severstal PAO GDR (Reg. S)	73,598	1,175,360
Surgutneftegas OJSC	4,591,662	2,146,628
Surgutneftegas OJSC sponsored ADR	49,000	230,202
Tatneft PAO	631,866	6,733,315
Tatneft PAO sponsored ADR	76,366	4,925,607
VTB Bank OJSC (a)	3,674,199,994	3,148,939

TOTAL RUSSIA		127,453,771

South Africa - 6.5%
Anglo American Platinum Ltd.	38,353	1,029,209
AngloGold Ashanti Ltd.	291,497	2,605,593
Aspen Pharmacare Holdings Ltd.	279,467	6,025,774
Barclays Africa Group Ltd.	517,795	7,584,285
Bidcorp Ltd.	241,593	5,553,796
Bidvest Group Ltd.	239,283	4,687,353
Capitec Bank Holdings Ltd.	28,767	2,048,038
Coronation Fund Managers Ltd.	161,441	958,696
Discovery Ltd.	252,949	3,512,163
Exxaro Resources Ltd.	178,532	1,583,574
FirstRand Ltd.	2,413,613	12,926,169
Fortress (REIT) Ltd.:
Class A	758,765	1,044,230
Class B	578,955	806,840
Foschini Ltd.	159,965	2,752,274
Gold Fields Ltd.	584,247	2,218,123
Growthpoint Properties Ltd.	2,114,642	4,892,279
Hyprop Investments Ltd.	177,038	1,616,282
Imperial Holdings Ltd.	107,268	2,063,418
Investec Ltd.	198,419	1,565,196
Kumba Iron Ore Ltd.	45,824	978,913
Liberty Holdings Ltd.	91,410	963,140
Life Healthcare Group Holdings Ltd.	946,385	2,230,897
MMI Holdings Ltd.	671,336	1,195,100
Mondi Ltd.	84,075	2,452,876
Mr Price Group Ltd.	173,192	3,800,501
MTN Group Ltd.	1,217,826	12,222,956
Naspers Ltd. Class N	313,809	76,450,011
Nedbank Group Ltd.	159,284	3,798,607
Netcare Ltd.	730,072	1,817,943
Pick 'n Pay Stores Ltd.	260,904	1,689,019
Pioneer Foods Ltd.	91,203	886,992
PSG Group Ltd.	106,989	1,924,992
Rand Merchant Insurance Holdings Ltd.	484,971	1,606,102
Redefine Properties Ltd.	3,621,378	3,480,195
Remgro Ltd.	383,975	6,912,942
Resilient Property Income Fund Ltd.	211,579	1,151,206
RMB Holdings Ltd.	502,079	3,149,175
Sanlam Ltd.	1,012,475	6,395,825
Sappi Ltd.	396,250	2,528,738
Sasol Ltd.	397,792	14,220,016
Shoprite Holdings Ltd.	320,115	6,368,950
Sibanye-Stillwater	1,282,335	1,124,043
Spar Group Ltd.	137,097	2,304,714
Standard Bank Group Ltd.	928,684	15,927,488
Telkom SA Ltd.	187,568	856,595
Tiger Brands Ltd.	116,115	3,628,988
Truworths International Ltd.	314,354	2,570,027
Vodacom Group Ltd.	428,919	5,362,307
Woolworths Holdings Ltd.	708,166	3,639,360

TOTAL SOUTH AFRICA		257,111,910

Taiwan - 10.9%
Acer, Inc.	2,078,000	1,581,964
Advantech Co. Ltd.	247,993	1,699,456
ASE Industrial Holding Co. Ltd.	2,482,592	6,685,652
Asia Cement Corp.	1,675,000	1,784,355
Asia Pacific Telecom Co. Ltd. (a)	1,502,000	444,598
ASUSTeK Computer, Inc.	502,502	4,687,878
AU Optronics Corp.	6,156,000	2,533,967
Catcher Technology Co. Ltd.	466,095	5,159,920
Cathay Financial Holding Co. Ltd.	5,861,033	10,494,643
Chang Hwa Commercial Bank	3,463,031	1,989,921
Cheng Shin Rubber Industry Co. Ltd.	1,382,000	2,224,494
Chicony Electronics Co. Ltd.	383,969	944,318
China Airlines Ltd. (a)	1,904,000	693,305
China Development Finance Holding Corp.	9,572,000	3,612,744
China Life Insurance Co. Ltd.	1,749,937	1,892,600
China Steel Corp.	9,082,289	7,174,148
Chinatrust Financial Holding Co. Ltd.	12,639,778	8,998,257
Chunghwa Telecom Co. Ltd.	2,731,129	10,373,726
Compal Electronics, Inc.	2,987,000	1,942,144
Delta Electronics, Inc.	1,385,717	5,015,032
E.SUN Financial Holdings Co. Ltd.	6,507,661	4,593,767
ECLAT Textile Co. Ltd.	127,129	1,531,025
EVA Airways Corp.	1,416,970	759,551
Evergreen Marine Corp. (Taiwan) (a)	1,391,855	702,765
Far Eastern Textile Ltd.	2,287,000	2,178,942
Far EasTone Telecommunications Co. Ltd.	1,140,348	3,011,706
Feng Tay Enterprise Co. Ltd.	237,720	1,076,055
First Financial Holding Co. Ltd.	6,506,506	4,465,348
Formosa Chemicals & Fibre Corp.	2,102,149	7,709,931
Formosa Petrochemical Corp.	949,347	3,866,802
Formosa Plastics Corp.	2,968,085	10,397,278
Formosa Taffeta Co. Ltd.	636,000	717,832
Foxconn Technology Co. Ltd.	653,710	1,620,212
Fubon Financial Holding Co. Ltd.	4,788,846	8,178,521
Giant Manufacturing Co. Ltd.	221,000	1,120,413
GlobalWafers Co. Ltd.	156,000	2,512,219
Highwealth Construction Corp.	582,000	894,451
HIWIN Technologies Corp.	149,442	2,247,195
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,167,082	31,004,906
Hotai Motor Co. Ltd.	194,000	1,898,191
HTC Corp. (a)	466,000	943,089
Hua Nan Financial Holdings Co. Ltd.	5,093,365	3,074,671
Innolux Corp.	6,364,000	2,364,017
Inventec Corp.	1,786,000	1,350,754
Largan Precision Co. Ltd.	71,451	8,295,621
Lite-On Technology Corp.	1,505,044	1,982,557
Macronix International Co. Ltd. (a)	1,284,000	2,036,145
MediaTek, Inc.	1,076,615	12,223,304
Mega Financial Holding Co. Ltd.	7,885,289	6,948,862
Micro-Star International Co. Ltd.	481,000	1,499,577
Nan Ya Plastics Corp.	3,419,358	9,348,986
Nanya Technology Corp.	738,000	2,293,237
Nien Made Enterprise Co. Ltd.	104,000	922,148
Novatek Microelectronics Corp.	411,000	1,722,129
Pegatron Corp.	1,395,000	3,246,644
Phison Electronics Corp.	105,000	948,864
Pou Chen Corp.	1,572,391	1,962,909
Powertech Technology, Inc.	498,981	1,425,867
President Chain Store Corp.	417,000	4,091,628
Quanta Computer, Inc.	1,924,000	3,491,870
Realtek Semiconductor Corp.	324,000	1,223,101
Ruentex Development Co. Ltd.	712,000	851,059
Ruentex Industries Ltd.	401,000	775,602
Shin Kong Financial Holding Co. Ltd.	5,817,000	2,359,970
Sinopac Holdings Co.	7,448,826	2,675,829
Standard Foods Corp.	423,016	947,013
Synnex Technology International Corp.	1,008,700	1,446,130
TaiMed Biologics, Inc. (a)	125,000	1,296,960
Taishin Financial Holdings Co. Ltd.	6,735,140	3,266,947
Taiwan Business Bank	2,585,701	793,198
Taiwan Cement Corp.	2,571,319	3,527,313
Taiwan Cooperative Financial Holding Co. Ltd.	5,626,543	3,263,579
Taiwan High Speed Rail Corp.	1,176,000	901,685
Taiwan Mobile Co. Ltd.	1,147,000	4,228,261
Taiwan Semiconductor Manufacturing Co. Ltd.	17,620,740	133,985,460
TECO Electric & Machinery Co. Ltd.	1,349,705	1,093,565
Unified-President Enterprises Corp.	3,477,332	8,353,952
United Microelectronics Corp.	8,533,000	4,593,459
Vanguard International Semiconductor Corp.	641,000	1,297,014
Win Semiconductors Corp.	243,000	1,818,857
Winbond Electronics Corp.	2,121,000	1,295,860
Wistron Corp.	1,854,327	1,471,955
WPG Holding Co. Ltd.	1,167,000	1,567,580
Yageo Corp.	150,000	3,138,577
Yuanta Financial Holding Co. Ltd.	7,187,284	3,424,073

TOTAL TAIWAN		430,190,110

Thailand - 2.4%
Advanced Info Service PCL	5,500	36,202
Advanced Info Service PCL (For. Reg.)	726,000	4,778,605
Airports of Thailand PCL	30,000	67,481
Airports of Thailand PCL (For. Reg.)	3,002,900	6,754,642
Bangkok Bank PCL (For. Reg.)	179,800	1,145,412
Bangkok Dusit Medical Services PCL (For. Reg.)	2,790,900	1,987,469
Bangkok Expressway and Metro PCL	5,423,300	1,328,646
Banpu PCL (For. Reg.)	1,572,900	960,069
Berli Jucker PCL (For. Reg)	860,800	1,624,606
BTS Group Holdings PCL	4,108,100	1,157,646
Bumrungrad Hospital PCL	21,700	130,242
Bumrungrad Hospital PCL (For. Reg.)	230,800	1,385,250
C.P. ALL PCL	43,000	118,272
C.P. ALL PCL (For. Reg.)	3,471,300	9,547,811
Central Pattana PCL (For. Reg.)	950,300	2,424,278
Charoen Pokphand Foods PCL (For. Reg.)	2,189,400	1,689,259
Delta Electronics PCL (For. Reg.)	355,700	756,880
Electricity Generating PCL (For. Reg.)	91,100	642,114
Energy Absolute PCL	829,200	937,346
Glow Energy PCL (For. Reg.)	359,800	979,781
Home Product Center PCL (For. Reg.)	2,802,600	1,325,552
Indorama Ventures PCL (For. Reg.)	1,229,000	2,331,928
IRPC PCL	266,900	59,375
IRPC PCL (For. Reg.)	6,747,600	1,501,082
Kasikornbank PCL	125,500	795,428
Kasikornbank PCL (For. Reg.)	1,229,300	7,791,387
KCE Electronics PCL	190,500	412,190
Krung Thai Bank PCL (For. Reg.)	2,501,200	1,436,333
Minor International PCL (For. Reg.)	1,624,900	2,063,532
PTT Exploration and Production PCL (For. Reg.)	985,900	4,176,665
PTT Global Chemical PCL	16,700	51,597
PTT Global Chemical PCL (For. Reg.)	1,577,900	4,875,126
PTT PCL (For. Reg.)	7,525,000	13,386,491
Robinsons Department Store PCL (For. Reg.)	362,500	753,416
Siam Cement PCL (For. Reg.)	293,700	4,342,990
Siam Commercial Bank PCL (For. Reg.)	1,390,900	5,759,462
Thai Oil PCL	44,900	133,622
Thai Oil PCL (For. Reg.)	746,100	2,220,394
Thai Union Frozen Products PCL (For. Reg.)	1,369,600	778,840
TMB PCL (For. Reg.)	8,252,900	614,629
True Corp. PCL (For. Reg.)	7,128,237	1,714,268

TOTAL THAILAND		94,976,318

Turkey - 0.9%
Akbank T.A.S.	1,560,467	3,249,933
Anadolu Efes Biracilik Ve Malt Sanayii A/S	147,302	966,034
Arcelik A/S	167,688	746,362
Aselsan A/S	142,191	882,109
Bim Birlesik Magazalar A/S JSC	151,216	2,566,737
Coca-Cola Icecek Sanayi A/S	54,105	478,702
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,344,866	804,516
Eregli Demir ve Celik Fabrikalari T.A.S.	995,647	2,490,282
Ford Otomotiv Sanayi A/S	49,924	690,094
Haci Omer Sabanci Holding A/S	651,136	1,542,042
Koc Holding A/S	540,311	1,824,935
Petkim Petrokimya Holding A/S	476,430	842,118
TAV Havalimanlari Holding A/S	116,514	624,720
Tofas Turk Otomobil Fabrikasi A/S	88,680	546,213
Tupras Turkiye Petrol Rafinerileri A/S	89,013	2,268,001
Turk Hava Yollari AO (a)	392,104	1,612,973
Turk Sise ve Cam Fabrikalari A/S	558,556	620,144
Turk Telekomunikasyon (a)	376,380	581,883
Turkcell Iletisim Hizmet A/S	782,751	2,690,038
Turkiye Garanti Bankasi A/S	1,638,485	3,714,937
Turkiye Halk Bankasi A/S	442,234	900,341
Turkiye Is Bankasi A/S Series C	1,116,064	1,692,463
Turkiye Vakiflar Bankasi TAO	592,355	870,574
Ulker Biskuvi Sanayi A/S	109,188	572,537
Yapi ve Kredi Bankasi A/S (a)	609,627	597,306

TOTAL TURKEY		34,375,994

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	1,453,158	2,781,183
Aldar Properties PJSC	2,264,081	1,294,412
Damac Properties Dubai Co. PJSC (a)	1,301,361	981,384
DP World Ltd.	118,589	2,638,605
Dubai Investments Ltd.	1,071,908	554,463
Dubai Islamic Bank Pakistan Ltd.	886,342	1,327,166
Dubai Parks and Resorts PJSC (a)	2,294,569	241,129
Emaar Malls Group PJSC (a)	1,361,120	822,642
Emaar Properties PJSC	2,502,072	3,944,025
Emirates Telecommunications Corp.	1,253,844	5,854,219
National Bank of Abu Dhabi PJSC	1,011,845	3,415,836

TOTAL UNITED ARAB EMIRATES		23,855,064

United Kingdom - 0.0%
Mediclinic International PLC	1	9
United States of America - 0.4%
Southern Copper Corp.	60,652	3,203,032
Yum China Holdings, Inc.	275,996	11,801,589

TOTAL UNITED STATES OF AMERICA		15,004,621

TOTAL COMMON STOCKS
(Cost $2,968,249,010)		3,746,403,637

Nonconvertible Preferred Stocks - 3.9%
Brazil - 2.7%
Ambev SA sponsored ADR	151,738	1,004,506
Banco Bradesco SA:
(PN)	2,278,850	22,487,967
(PN) sponsored ADR	154,919	1,518,206
Braskem SA (PN-A)	122,800	1,600,200
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	161,200	1,049,144
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	112,800	2,535,038
Companhia Energetica de Minas Gerais (CEMIG) (PN)	690,629	1,667,824
Gerdau SA	733,700	3,487,127
Itau Unibanco Holding SA	2,219,714	32,321,195
Itau Unibanco Holding SA sponsored ADR	87,744	1,274,920
Itausa-Investimentos Itau SA (PN)	2,877,497	11,179,132
Lojas Americanas SA (PN)	526,832	3,000,199
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	2,699,800	17,702,217
sponsored ADR (a)	109,322	1,540,347
Telefonica Brasil SA	319,025	4,475,020

TOTAL BRAZIL		106,843,042

Chile - 0.1%
Embotelladora Andina SA Class B	186,289	926,312
Sociedad Quimica y Minera de Chile SA (PN-B)	68,493	3,741,007

TOTAL CHILE		4,667,319

Colombia - 0.2%
Bancolombia SA (PN)	317,049	3,758,598
Grupo Aval Acciones y Valores SA	2,536,109	1,115,039
Grupo de Inversiones Suramerica SA (a)	80,603	1,047,368

TOTAL COLOMBIA		5,921,005

Korea (South) - 0.8%
AMOREPACIFIC Corp.	6,810	1,135,079
Hyundai Motor Co.	19,827	1,906,932
Hyundai Motor Co. Series 2	25,014	2,686,098
LG Chemical Ltd.	7,246	1,393,819
LG Household & Health Care Ltd.	1,536	1,104,391
Samsung Electronics Co. Ltd.	12,338	24,355,212

TOTAL KOREA (SOUTH)		32,581,531

Russia - 0.1%
AK Transneft OAO	325	890,012
Surgutneftegas OJSC	5,039,922	2,480,243

TOTAL RUSSIA		3,370,255

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $109,531,652)		153,383,152
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e) (Cost $3,993,370)	4,000,000	3,990,452
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.74% (f)	20,286,586	20,290,643
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	143,103,241	143,117,551
TOTAL MONEY MARKET FUNDS
(Cost $163,408,194)		163,408,194
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $3,245,182,226)		4,067,185,435
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(137,679,741)
NET ASSETS - 100%		$3,929,505,694

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	502	June 2018	$28,920,220	$(177,853)	$(177,853)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,964,025 or 0.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,245,021.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305,146
Fidelity Securities Lending Cash Central Fund	223,694
Total	$528,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$370,263,014	$162,258,044	$208,004,970	$--
Consumer Staples	256,939,347	126,608,673	130,269,081	61,593
Energy	286,159,057	131,441,280	154,717,777	--
Financials	929,325,621	281,859,353	647,466,268	--
Health Care	106,421,521	37,682,964	68,738,557	--
Industrials	206,650,439	91,322,771	113,471,408	1,856,260
Information Technology	1,064,768,793	513,328,059	550,364,666	1,076,068
Materials	295,355,283	135,247,189	160,108,094	--
Real Estate	111,733,256	16,999,322	94,733,934	--
Telecommunication Services	180,992,416	50,504,254	130,488,162	--
Utilities	91,178,042	32,549,778	58,628,264	--
Government Obligations	3,990,452	--	3,990,452	--
Money Market Funds	163,408,194	163,408,194	--	--
Total Investments in Securities:	$4,067,185,435	$1,743,209,881	$2,320,981,633	$2,993,921
Derivative Instruments:
Liabilities
Futures Contracts	$(177,853)	$(177,853)	$--	$--
Total Liabilities	$(177,853)	$(177,853)	$--	$--
Total Derivative Instruments:	$(177,853)	$(177,853)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,327,296,340
Level 2 to Level 1	$1,065,811

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(177,853)
Total Equity Risk	0	(177,853)
Total Value of Derivatives	$0	$(177,853)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,904,562) — See accompanying schedule: Unaffiliated issuers (cost $3,081,774,032)	$3,903,777,241
Fidelity Central Funds (cost $163,408,194)	163,408,194
Total Investment in Securities (cost $3,245,182,226)		$4,067,185,435
Cash		319,939
Foreign currency held at value (cost $7,182,095)		7,158,200
Receivable for investments sold		2,492,716
Receivable for fund shares sold		3,639,830
Dividends receivable		3,439,391
Distributions receivable from Fidelity Central Funds		142,906
Receivable from investment adviser for expense reductions		271,097
Other receivables		12,341
Total assets		4,084,661,855
Liabilities
Payable for investments purchased	$5,421,412
Payable for fund shares redeemed	1,821,108
Accrued management fee	287,422
Payable for daily variation margin on futures contracts	228,815
Other affiliated payables	239,519
Other payables and accrued expenses	4,023,617
Collateral on securities loaned	143,134,268
Total liabilities		155,156,161
Net Assets		$3,929,505,694
Net Assets consist of:
Paid in capital		$3,108,853,072
Undistributed net investment income		15,414,149
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,500,536)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		817,739,009
Net Assets, for 261,172,181 shares outstanding		$3,929,505,694
Net Asset Value, offering price and redemption price per share ($3,929,505,694 ÷ 261,172,181 shares)		$15.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$30,563,374
Interest		35,283
Income from Fidelity Central Funds		528,840
Income before foreign taxes withheld		31,127,497
Less foreign taxes withheld		(3,270,861)
Total income		27,856,636
Expenses
Management fee	$1,617,784
Transfer agent fees	1,348,153
Independent trustees' fees and expenses	6,853
Interest	748
Miscellaneous	4,924
Total expenses before reductions	2,978,462
Expense reductions	(1,538,018)	1,440,444
Net investment income (loss)		26,416,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,806)	(2,303,584)
Fidelity Central Funds	(10,930)
Foreign currency transactions	(330,342)
Futures contracts	1,430,378
Total net realized gain (loss)		(1,214,478)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,113,496)	112,186,900
Fidelity Central Funds	3,394
Assets and liabilities in foreign currencies	(51,816)
Futures contracts	(1,485,330)
Total change in net unrealized appreciation (depreciation)		110,653,148
Net gain (loss)		109,438,670
Net increase (decrease) in net assets resulting from operations		$135,854,862

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,416,192	$60,343,042
Net realized gain (loss)	(1,214,478)	13,280,507
Change in net unrealized appreciation (depreciation)	110,653,148	567,282,471
Net increase (decrease) in net assets resulting from operations	135,854,862	640,906,020
Distributions to shareholders from net investment income	(62,458,085)	(21,738,060)
Distributions to shareholders from net realized gain	(19,904,207)	(13,912,294)
Total distributions	(82,362,292)	(35,650,354)
Share transactions
Proceeds from sales of shares	887,984,237	1,686,887,038
Reinvestment of distributions	65,006,032	31,640,372
Cost of shares redeemed	(286,706,070)	(575,440,489)
Net increase (decrease) in net assets resulting from share transactions	666,284,199	1,143,086,921
Total increase (decrease) in net assets	719,776,769	1,748,342,587
Net Assets
Beginning of period	3,209,728,925	1,461,386,338
End of period	$3,929,505,694	$3,209,728,925
Other Information
Undistributed net investment income end of period	$15,414,149	$51,456,042
Shares
Sold	58,398,786	137,839,100
Issued in reinvestment of distributions	4,495,578	2,853,058
Redeemed	(18,643,171)	(46,213,230)
Net increase (decrease)	44,251,193	94,478,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.31	.25
Net realized and unrealized gain (loss)	.50	2.76	1.69
Total from investment operations	.61	3.07	1.94
Distributions from net investment income	(.27)	(.13)	–
Distributions from net realized gain	(.09)	(.08)	–
Total distributions	(.36)	(.21)	–
Net asset value, end of period	$15.05	$14.80	$11.94
Total ReturnC,D	4.22%	26.24%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G	.17%	.33%G
Expenses net of fee waivers, if any	.08%G	.09%	.11%G
Expenses net of all reductions	.08%G	.09%	.11%G
Net investment income (loss)	1.47%G	2.36%	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,929,506	$3,209,729	$1,461,386
Portfolio turnover rateH	2%G	2%	16%G

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$949,413,077
Gross unrealized depreciation	(131,500,815)
Net unrealized appreciation (depreciation)	$817,912,262
Tax cost	$3,249,095,320

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $694,654,635 and $34,132,452, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .09% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .165% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,190,750	1.61%	$748

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,924 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $223,694.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,528,464.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9,554.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.08%	$1,000.00	$1,042.20	$.41
Hypothetical-C		$1,000.00	$1,024.40	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

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1.9870287.102

Fidelity Flex℠ Funds Fidelity Flex℠ International Index Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.1
Industrials	10.1
Information Technology	11.4
Consumer Discretionary	11.0
Consumer Staples	8.8
Materials	7.9
Health Care	7.5
Energy	7.1
Telecommunication Services	4.1
Real Estate	3.1

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	16.3%
United Kingdom	11.1%
France	7.0%
Germany	6.5%
Canada	6.2%
Switzerland	5.1%
Cayman Islands	4.4%
Australia	4.4%
Korea (South)	3.8%
Other*	35.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, as applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	5,738	$93,515
Alumina Ltd.	21,159	41,649
Amcor Ltd.	11,308	116,529
AMP Ltd.	29,646	89,743
APA Group unit	10,390	65,044
Aristocrat Leisure Ltd.	4,739	95,067
ASX Ltd.	1,637	71,967
Aurizon Holdings Ltd.	18,066	60,796
Australia & New Zealand Banking Group Ltd.	26,389	530,477
Bank of Queensland Ltd.	3,617	27,252
Bendigo & Adelaide Bank Ltd.	4,193	33,373
BHP Billiton Ltd.	29,388	685,600
BlueScope Steel Ltd.	5,006	61,521
Boral Ltd.	9,767	50,264
Brambles Ltd.	15,601	115,435
Caltex Australia Ltd.	2,176	50,602
Challenger Ltd.	4,873	39,398
Cimic Group Ltd.	916	31,170
Coca-Cola Amatil Ltd.	4,755	33,190
Cochlear Ltd.	498	72,474
Commonwealth Bank of Australia	15,821	851,873
Computershare Ltd.	4,012	51,039
Crown Ltd.	3,338	32,398
CSL Ltd.	4,204	538,486
DEXUS Property Group unit	11,344	80,673
Dominos Pizza Enterprises Ltd.	470	14,879
Flight Centre Travel Group Ltd.	441	18,474
Fortescue Metals Group Ltd.	13,227	44,877
Goodman Group unit	18,289	124,430
Harvey Norman Holdings Ltd.	4,306	11,351
Healthscope Ltd.	16,278	29,657
Incitec Pivot Ltd.	14,469	41,175
Insurance Australia Group Ltd.	23,104	136,774
Lendlease Group unit	4,705	63,100
Macquarie Group Ltd.	2,991	243,582
Medibank Private Ltd.	24,227	53,245
Mirvac Group unit	32,132	53,923
National Australia Bank Ltd.	24,352	529,389
Newcrest Mining Ltd.	7,469	118,383
Orica Ltd.	3,193	47,573
Origin Energy Ltd. (a)	15,114	110,344
QBE Insurance Group Ltd.	11,781	87,987
Ramsay Health Care Ltd.	1,545	75,111
realestate.com.au Ltd.	460	27,849
Rio Tinto Ltd.	3,854	229,368
Santos Ltd. (a)	15,939	73,412
Scentre Group unit	51,284	155,007
SEEK Ltd.	2,858	41,572
Sonic Healthcare Ltd.	4,367	77,428
South32 Ltd.	49,506	137,380
SP AusNet	17,284	22,312
Stockland Corp. Ltd. unit	21,664	67,341
Suncorp Group Ltd.	11,278	118,619
Sydney Airport unit	9,333	49,970
Tabcorp Holdings Ltd.	16,763	55,123
Telstra Corp. Ltd.	35,766	85,038
The GPT Group unit	15,589	56,527
TPG Telecom Ltd.	2,820	11,829
Transurban Group unit	21,121	184,042
Treasury Wine Estates Ltd.	6,192	88,447
Vicinity Centers unit	28,162	51,564
Wesfarmers Ltd.	10,437	343,373
Westfield Corp. unit (a)	17,468	120,707
Westpac Banking Corp.	30,574	656,744
Woodside Petroleum Ltd.	8,837	214,152
Woolworths Group Ltd.	12,168	254,503

TOTAL AUSTRALIA		8,846,096

Austria - 0.2%
Andritz AG	631	33,955
Erste Group Bank AG	2,643	129,582
OMV AG	1,295	80,538
Raiffeisen International Bank-Holding AG	1,270	42,942
Voestalpine AG	1,010	53,312

TOTAL AUSTRIA		340,329

Bailiwick of Jersey - 0.8%
Experian PLC	8,905	204,033
Glencore Xstrata PLC	112,084	541,151
Randgold Resources Ltd.	842	68,272
Shire PLC	8,340	444,104
Wolseley PLC	2,385	183,215
WPP PLC	12,006	206,025

TOTAL BAILIWICK OF JERSEY		1,646,800

Belgium - 0.7%
Ageas	1,895	101,719
Anheuser-Busch InBev SA NV	6,938	693,055
Colruyt NV	528	29,764
Groupe Bruxelles Lambert SA	677	77,634
KBC Groep NV	2,340	204,587
Proximus	1,381	42,410
Solvay SA Class A	643	89,762
Telenet Group Holding NV (a)	453	26,564
UCB SA	1,333	101,027
Umicore SA	1,816	101,448

TOTAL BELGIUM		1,467,970

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	26,000	13,075
Alibaba Pictures Group Ltd. (a)	100,000	11,265
Beijing Enterprises Water Group Ltd.	48,000	27,868
Brilliance China Automotive Holdings Ltd.	26,000	46,293
Cheung Kong Infrastructure Holdings Ltd.	6,000	47,354
China Gas Holdings Ltd.	15,000	53,155
China Resource Gas Group Ltd.	8,000	29,421
Cosco Shipping Ports Ltd.	12,000	10,554
Credicorp Ltd. (United States)	667	155,071
GOME Electrical Appliances Holdings Ltd.	82,000	8,820
Haier Electronics Group Co. Ltd.	11,000	38,058
Hongkong Land Holdings Ltd.	11,900	86,004
Jardine Matheson Holdings Ltd.	1,956	118,443
Jardine Strategic Holdings Ltd.	1,862	70,468
Kerry Properties Ltd.	5,000	23,903
Kingston Financial Group Ltd.	32,000	16,268
Kunlun Energy Co. Ltd.	26,000	22,262
Li & Fung Ltd.	54,000	27,158
Nine Dragons Paper (Holdings) Ltd.	15,000	22,372
NWS Holdings Ltd.	13,000	25,634
Shangri-La Asia Ltd.	10,000	19,461
Sihuan Pharmaceutical Holdings Group Ltd.	30,000	7,251
Yue Yuen Industrial (Holdings) Ltd.	6,500	18,421

TOTAL BERMUDA		898,579

Brazil - 1.1%
Ambev SA	44,400	295,687
Atacadao Distribuicao Comercio e Industria Ltda	3,100	13,362
Banco Bradesco SA	9,431	85,878
Banco do Brasil SA	9,000	94,285
Banco Santander SA (Brasil) unit	3,600	39,163
BB Seguridade Participacoes SA	6,200	48,634
BM&F BOVESPA SA	18,000	129,995
BR Malls Participacoes SA	8,300	25,872
Brasil Foods SA (a)	3,600	25,485
CCR SA	11,000	37,554
Centrais Eletricas Brasileiras SA (Electrobras) (a)	2,000	10,887
Cielo SA	10,440	57,219
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,800	28,102
Companhia Siderurgica Nacional SA (CSN) (a)	4,800	12,030
Cosan SA Industria e Comercio	1,300	14,762
Drogasil SA	2,000	39,267
EDP Energias do Brasil SA	2,500	9,912
Embraer SA	5,600	35,392
ENGIE Brasil Energia SA	1,300	13,727
Equatorial Energia SA	1,900	38,589
Fibria Celulose SA	2,000	39,284
Hypermarcas SA	3,000	26,975
Itausa-Investimentos Itau SA	52	200
JBS SA	7,400	18,483
Klabin SA unit	5,200	31,513
Kroton Educacional SA	12,700	50,790
Localiza Rent A Car SA	4,300	34,234
Lojas Renner SA	6,300	58,644
M. Dias Branco SA	800	10,048
Multiplan Empreendimentos Imobiliarios SA	700	13,292
Natura Cosmeticos SA	1,300	11,953
Odontoprev SA	2,100	9,010
Petroleo Brasileiro SA - Petrobras (ON) (a)	29,200	205,297
Porto Seguro SA	900	11,612
Qualicorp SA	1,800	12,511
Rumo SA (a)	9,000	38,151
Sul America SA unit	1,600	9,874
Suzano Papel e Celulose SA	3,800	44,539
Terna Participacoes SA unit	1,700	10,331
TIM Participacoes SA	7,500	34,147
Ultrapar Participacoes SA	3,100	53,493
Vale SA	29,373	408,079
Weg SA	5,980	30,351

TOTAL BRAZIL		2,218,613

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	16,000	8,193
Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)	2,028	85,340
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,159	179,809
AltaGas Ltd.	1,886	36,355
ARC Resources Ltd.	2,947	32,868
ATCO Ltd. Class I (non-vtg.)	709	21,453
Bank of Montreal	5,965	453,014
Bank of Nova Scotia	10,886	669,125
Barrick Gold Corp.	11,388	153,265
BCE, Inc.	1,321	56,062
BlackBerry Ltd. (a)	4,420	46,267
Bombardier, Inc. Class B (sub. vtg.) (a)	17,677	54,658
Brookfield Asset Management, Inc. Class A	7,843	310,861
CAE, Inc.	2,370	44,799
Cameco Corp.	3,269	34,423
Canadian Imperial Bank of Commerce	4,031	351,094
Canadian National Railway Co.	6,756	521,821
Canadian Natural Resources Ltd.	10,253	369,889
Canadian Pacific Railway Ltd.	1,355	247,244
Canadian Tire Ltd. Class A (non-vtg.)	712	97,033
Canadian Utilities Ltd. Class A (non-vtg.)	1,080	27,506
CCL Industries, Inc. Class B	1,223	59,324
Cenovus Energy, Inc.	9,171	91,856
CGI Group, Inc. Class A (sub. vtg.) (a)	2,493	144,460
CI Financial Corp.	2,439	51,327
Constellation Software, Inc.	198	141,509
Crescent Point Energy Corp.	4,688	41,076
Dollarama, Inc.	933	107,401
Element Financial Corp.	3,006	11,355
Emera, Inc.	537	16,725
Empire Co. Ltd. Class A (non-vtg.)	1,448	28,003
Enbridge, Inc.	15,270	462,518
Encana Corp.	8,516	106,056
Fairfax Financial Holdings Ltd. (sub. vtg.)	270	149,479
Finning International, Inc.	1,385	34,939
First Capital Realty, Inc.	1,229	19,211
First Quantum Minerals Ltd.	5,820	83,858
Fortis, Inc.	3,642	122,256
Franco-Nevada Corp.	1,608	114,055
George Weston Ltd.	463	37,932
Gildan Activewear, Inc.	1,909	55,607
Goldcorp, Inc.	7,556	100,280
Great-West Lifeco, Inc.	2,633	70,196
H&R REIT/H&R Finance Trust	1,278	20,524
Husky Energy, Inc.	3,070	42,943
Hydro One Ltd. (b)	2,534	40,242
IGM Financial, Inc.	770	23,635
Imperial Oil Ltd.	2,592	80,609
Industrial Alliance Insurance and Financial Services, Inc.	943	39,609
Intact Financial Corp.	1,200	91,499
Inter Pipeline Ltd.	3,266	58,887
Jean Coutu Group, Inc. Class A (sub. vtg.)	592	11,338
Keyera Corp.	1,881	50,645
Kinross Gold Corp. (a)	10,398	40,249
Linamar Corp.	423	23,704
Loblaw Companies Ltd.	1,842	93,682
Lundin Mining Corp.	5,343	35,372
Magna International, Inc. Class A (sub. vtg.)	3,233	190,941
Manulife Financial Corp.	18,172	342,932
Methanex Corp.	706	42,554
Metro, Inc. Class A (sub. vtg.)	1,948	61,810
National Bank of Canada	3,027	143,765
Nutrien Ltd.	6,023	274,189
Onex Corp. (sub. vtg.)	760	56,292
Open Text Corp.	2,691	95,006
Pembina Pipeline Corp.	5,273	167,929
Power Corp. of Canada (sub. vtg.)	3,129	74,353
Power Financial Corp.	2,260	58,632
PrairieSky Royalty Ltd.	1,850	41,021
Restaurant Brands International, Inc.	2,246	122,223
Restaurant Brands International, Inc.	12	653
RioCan (REIT)	1,239	22,533
Rogers Communications, Inc. Class B (non-vtg.)	3,208	151,436
Royal Bank of Canada	13,114	997,275
Saputo, Inc.	1,914	62,058
Seven Generations Energy Ltd. (a)	2,097	29,921
Shaw Communications, Inc. Class B	3,753	77,138
Shopify, Inc. Class A (a)	756	101,281
Smart (REIT)	631	14,154
SNC-Lavalin Group, Inc.	1,531	67,121
Sun Life Financial, Inc.	5,741	236,982
Suncor Energy, Inc.	15,371	587,808
Teck Resources Ltd. Class B (sub. vtg.)	5,491	137,836
TELUS Corp.	1,773	63,452
The Toronto-Dominion Bank	16,722	939,151
Thomson Reuters Corp.	2,475	99,524
Tourmaline Oil Corp.	1,969	37,035
TransCanada Corp.	8,169	346,369
Turquoise Hill Resources Ltd. (a)	8,773	25,965
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,914	52,656
Vermilion Energy, Inc.	1,162	39,278
West Fraser Timber Co. Ltd.	561	38,000
Wheaton Precious Metals Corp.	3,892	80,783

TOTAL CANADA		12,375,303

Cayman Islands - 4.4%
3SBio, Inc. (b)	8,000	17,189
58.com, Inc. ADR (a)	804	70,262
AAC Technology Holdings, Inc.	6,500	93,293
Agile Property Holdings Ltd.	14,000	27,616
Airtac International Group	1,000	17,321
Alibaba Group Holding Ltd. sponsored ADR (a)	10,537	1,881,276
Anta Sports Products Ltd.	10,000	57,062
ASM Pacific Technology Ltd.	2,500	34,258
Autohome, Inc. ADR Class A	444	43,312
Baidu.com, Inc. sponsored ADR (a)	2,553	640,548
Chailease Holding Co. Ltd.	10,000	36,423
Cheung Kong Property Holdings Ltd.	25,000	215,824
China Conch Venture Holdings Ltd.	15,000	46,568
China Medical System Holdings Ltd.	12,000	29,385
China Mengniu Dairy Co. Ltd.	24,000	77,371
China Resources Land Ltd.	24,000	90,137
China State Construction International Holdings Ltd.	16,000	20,809
CIFI Holdings Group Co. Ltd.	30,000	23,623
CK Hutchison Holdings Ltd.	26,000	307,446
Country Garden Holdings Co. Ltd.	46,000	93,797
Ctrip.com International Ltd. ADR (a)	3,885	158,897
ENN Energy Holdings Ltd.	7,000	65,461
Evergrande Real Estate Group Ltd. (a)	28,000	88,692
Fullshare Holdings Ltd.	57,500	31,354
GCL-Poly Energy Holdings Ltd. (a)	100,000	12,370
Geely Automobile Holdings Ltd.	48,000	126,242
General Interface Solution Holding Ltd.	1,000	5,975
Haitian International Holdings Ltd.	5,000	13,307
Hengan International Group Co. Ltd.	6,500	57,807
JD.com, Inc. sponsored ADR (a)	6,214	226,873
Kingboard Chemical Holdings Ltd.	5,500	22,376
Kingsoft Corp. Ltd.	6,000	17,816
Lee & Man Paper Manufacturing Ltd.	12,000	13,218
Longfor Properties Co. Ltd.	12,500	37,384
Meitu, Inc. (a)(b)	10,000	10,546
Melco Crown Entertainment Ltd. sponsored ADR	2,097	65,447
MGM China Holdings Ltd.	7,600	20,842
Minth Group Ltd.	8,000	37,985
Momo, Inc. ADR (a)	897	31,305
NetEase, Inc. ADR	747	192,031
New Oriental Education & Technology Group, Inc. sponsored ADR	1,256	112,839
Nexteer Auto Group Ltd.	7,000	10,770
Sands China Ltd.	23,600	136,393
Semiconductor Manufacturing International Corp. (a)	24,500	31,509
Shenzhou International Group Holdings Ltd.	7,000	76,414
Shimao Property Holdings Ltd.	10,000	26,451
SINA Corp. (a)	500	47,770
Sino Biopharmaceutical Ltd.	40,000	84,232
SOHO China Ltd.	16,000	8,216
Sunac China Holdings Ltd.	21,000	89,202
Sunny Optical Technology Group Co. Ltd.	6,100	99,538
TAL Education Group ADR	3,115	113,448
Tencent Holdings Ltd.	52,100	2,561,393
Tingyi (Cayman Islands) Holding Corp.	18,000	33,887
Vipshop Holdings Ltd. ADR (a)	3,499	54,165
Want Want China Holdings Ltd.	44,000	38,882
Weibo Corp. sponsored ADR (a)	422	48,327
WH Group Ltd. (b)	76,500	79,199
Wharf Real Estate Investment Co. Ltd.	11,000	82,475
Wynn Macau Ltd.	13,200	48,779
YY, Inc. ADR (a)	376	36,243
Zhen Ding Technology Holding Ltd.	4,000	8,688

TOTAL CAYMAN ISLANDS		8,888,268

Chile - 0.3%
AES Gener SA	25,018	7,016
Aguas Andinas SA	20,224	13,452
Banco de Chile	217,368	35,910
Banco de Credito e Inversiones	382	28,913
Banco Santander Chile	566,112	47,256
Cencosud SA	12,704	37,777
Colbun SA	60,873	15,135
Compania Cervecerias Unidas SA	1,135	15,723
Compania de Petroleos de Chile SA (COPEC)	4,229	68,948
CorpBanca SA	1,193,672	12,202
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,612	19,025
Empresas CMPC SA	10,886	44,690
Enel Chile SA	233,715	28,963
Enersis SA	254,379	58,062
LATAM Airlines Group SA	2,614	40,099
S.A.C.I. Falabella	8,494	82,384

TOTAL CHILE		555,555

China - 2.4%
Agricultural Bank of China Ltd. (H Shares)	251,000	141,517
Air China Ltd. (H Shares)	14,000	18,456
Aluminum Corp. of China Ltd. (H Shares) (a)	30,000	16,944
Anhui Conch Cement Co. Ltd. (H Shares)	10,500	65,536
AviChina Industry & Technology Co. Ltd. (H Shares)	16,000	10,088
Bank Communications Co. Ltd. (H Shares)	77,000	63,008
Bank of China Ltd. (H Shares)	742,000	402,781
Beijing Capital International Airport Co. Ltd. (H Shares)	14,000	19,068
BYD Co. Ltd. (H Shares)	5,500	38,451
CGN Power Co. Ltd. (H Shares) (b)	82,000	22,362
China Cinda Asset Management Co. Ltd. (H Shares)	81,000	28,909
China CITIC Bank Corp. Ltd. (H Shares)	78,000	55,758
China Communications Construction Co. Ltd. (H Shares)	41,000	47,239
China Communications Services Corp. Ltd. (H Shares)	18,000	11,301
China Construction Bank Corp. (H Shares)	777,000	814,031
China Everbright Bank Co. Ltd. (H Shares)	28,000	13,993
China Galaxy Securities Co. Ltd. (H Shares)	25,500	16,749
China Huarong Asset Management Co. Ltd.	82,000	28,241
China Life Insurance Co. Ltd. (H Shares)	71,000	201,353
China Longyuan Power Grid Corp. Ltd. (H Shares)	25,000	24,556
China Merchants Bank Co. Ltd. (H Shares)	34,000	148,254
China Minsheng Banking Corp. Ltd. (H Shares)	52,000	48,662
China Molybdenum Co. Ltd. (H Shares)	33,000	24,798
China National Building Materials Co. Ltd. (H Shares)	31,000	36,217
China Oilfield Services Ltd. (H Shares)	14,000	13,968
China Pacific Insurance (Group) Co. Ltd. (H Shares)	22,600	99,727
China Petroleum & Chemical Corp. (H Shares)	242,000	235,674
China Railway Construction Corp. Ltd. (H Shares)	15,000	17,763
China Railway Group Ltd. (H Shares)	31,000	24,847
China Shenhua Energy Co. Ltd. (H Shares)	29,000	71,133
China Southern Airlines Ltd. (H Shares)	14,000	15,075
China Telecom Corp. Ltd. (H Shares)	162,000	78,527
China Vanke Co. Ltd. (H Shares)	9,700	40,089
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	19,000	14,535
CITIC Securities Co. Ltd. (H Shares)	21,500	52,411
CRRC Corp. Ltd. (H Shares)	34,000	30,052
Dongfeng Motor Group Co. Ltd. (H Shares)	24,000	26,540
Fuyao Glass Industries Group Co. Ltd.	4,000	13,748
GF Securities Co. Ltd. (H Shares)	12,400	21,831
Great Wall Motor Co. Ltd. (H Shares)	25,500	26,449
Guangzhou Automobile Group Co. Ltd. (H Shares)	18,000	32,971
Guangzhou R&F Properties Co. Ltd. (H Shares)	7,600	18,070
Haitong Securities Co. Ltd. (H Shares)	32,000	43,693
Huaneng Power International, Inc. (H Shares)	36,000	23,792
Huaneng Renewables Corp. Ltd. (H Shares)	38,000	16,876
Huatai Securities Co. Ltd. (H Shares) (b)	13,600	27,548
Industrial & Commercial Bank of China Ltd. (H Shares)	679,000	596,082
Jiangsu Expressway Co. Ltd. (H Shares)	10,000	13,711
Jiangxi Copper Co. Ltd. (H Shares)	10,000	14,217
New China Life Insurance Co. Ltd. (H Shares)	6,900	32,171
People's Insurance Co. of China Group (H Shares)	58,000	27,306
PetroChina Co. Ltd. (H Shares)	186,000	137,058
PICC Property & Casualty Co. Ltd. (H Shares)	40,000	71,607
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	48,000	469,027
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	9,833
Shanghai Electric Group Co. Ltd. (H Shares) (a)	24,000	8,714
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	4,500	24,410
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	7,000	10,012
Shanghai Pharma Holding Co. Ltd. (H Shares)	8,900	24,294
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	34,000	22,576
Sinopharm Group Co. Ltd. (H Shares)	10,400	43,854
TravelSky Technology Ltd. (H Shares)	8,000	23,368
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	20,710
Weichai Power Co. Ltd. (H Shares)	18,000	20,838
Yanzhou Coal Mining Co. Ltd. (H Shares)	14,000	17,519
Zhejiang Expressway Co. Ltd. (H Shares)	10,000	10,269
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	4,500	23,858
Zijin Mng Group Co. Ltd. (H Shares)	44,000	19,958
ZTE Corp. (H Shares) (c)	5,600	12,654

TOTAL CHINA		4,897,637

Colombia - 0.1%
Bancolombia SA	1,758	20,778
Cementos Argos SA	3,521	12,447
Ecopetrol SA	41,215	45,485
Grupo de Inversiones Suramerica SA (a)	1,966	27,282
Interconexion Electrica SA ESP	2,977	15,346
Inversiones Argos SA	2,501	17,807

TOTAL COLOMBIA		139,145

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	1,378	35,239
Komercni Banka A/S	636	27,457
MONETA Money Bank A/S (b)	4,366	15,718
Telefonica Czech Rep A/S	467	6,390

TOTAL CZECH REPUBLIC		84,804

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	42	64,433
Series B	57	91,980
Carlsberg A/S Series B	1,083	121,365
Christian Hansen Holding A/S	838	76,225
Coloplast A/S Series B	1,040	88,102
Danske Bank A/S	6,959	242,956
DONG Energy A/S (b)	1,642	108,345
DSV de Sammensluttede Vognmaend A/S	1,821	144,713
Genmab A/S (a)	501	101,667
H Lundbeck A/S	586	34,098
ISS Holdings A/S	1,423	49,819
Novo Nordisk A/S Series B	17,155	806,764
Novozymes A/S Series B	2,306	108,412
Pandora A/S	919	102,391
Tryg A/S	1,137	26,998
Vestas Wind Systems A/S	1,887	122,074
William Demant Holding A/S (a)	1,021	39,915

TOTAL DENMARK		2,330,257

Egypt - 0.0%
Commercial International Bank SAE	5,477	29,239
Commercial International Bank SAE sponsored GDR	3,362	17,247
Eastern Tobacco Co.	909	10,606
Global Telecom Holding (a)	17,452	5,012

TOTAL EGYPT		62,104

Finland - 0.7%
Elisa Corp. (A Shares)	1,194	52,946
Fortum Corp.	3,790	87,463
Kone Oyj (B Shares)	2,951	147,035
Metso Corp.	958	34,232
Neste Oyj	1,131	95,469
Nokia Corp.	53,541	321,258
Nokian Tyres PLC	1,074	43,124
Orion Oyj (B Shares)	864	26,272
Sampo Oyj (A Shares)	4,153	224,429
Stora Enso Oyj (R Shares)	4,697	93,221
UPM-Kymmene Corp.	5,050	181,000
Wartsila Corp.	3,895	83,019

TOTAL FINLAND		1,389,468

France - 7.0%
Accor SA	1,645	93,107
Aeroports de Paris	258	56,829
Air Liquide SA	3,899	506,778
Alstom SA	1,598	72,771
Amundi SA (b)	505	42,981
Arkema SA	589	77,173
Atos Origin SA	815	110,131
AXA SA	17,583	502,850
BIC SA	239	24,374
bioMerieux SA	368	29,152
BNP Paribas SA	10,109	781,044
Bollore SA	7,647	38,028
Bollore SA (a)	3	15
Bouygues SA	2,138	109,083
Bureau Veritas SA	2,315	60,525
Capgemini SA	1,516	208,702
Carrefour SA	5,686	116,969
Casino Guichard Perrachon SA	490	25,420
CNP Assurances	1,478	37,910
Compagnie de St. Gobain	4,681	245,867
Credit Agricole SA	10,800	177,829
Danone SA	5,573	451,445
Dassault Aviation SA	22	43,969
Dassault Systemes SA	1,126	145,834
Edenred SA	1,937	66,665
EDF SA	5,012	70,512
Eiffage SA	630	75,090
ENGIE	16,546	290,723
Essilor International SA	1,907	260,342
Eurazeo SA	382	33,583
Eutelsat Communications	1,438	31,153
Faurecia SA	623	51,008
Fonciere des Regions	285	31,887
Gecina SA	426	73,873
Groupe Eurotunnel SA	3,922	55,366
Hermes International SCA	297	192,169
ICADE	293	29,138
Iliad SA	227	45,491
Imerys SA	314	28,666
Ingenico SA	519	45,376
Ipsen SA	331	53,762
JCDecaux SA	640	22,892
Kering SA	694	401,940
Klepierre SA	1,961	80,326
L'Oreal SA	2,245	539,095
Lagardere S.C.A. (Reg.)	1,003	28,682
Legrand SA	2,649	206,331
LVMH Moet Hennessy - Louis Vuitton SA	2,527	879,427
Michelin CGDE Series B	1,598	224,912
Natixis SA	8,425	69,305
Orange SA	18,247	331,724
Pernod Ricard SA	1,940	322,244
Peugeot Citroen SA	5,575	137,475
Publicis Groupe SA	1,825	136,640
Remy Cointreau SA	201	27,695
Renault SA	1,802	195,500
Rexel SA	2,575	39,958
Safran SA	3,029	355,272
Sanofi SA	10,388	821,299
Schneider Electric SA	5,200	472,722
SCOR SE	1,798	73,063
SEB SA	198	37,994
Societe Generale Series A	6,999	383,047
Sodexo SA	782	77,440
SR Teleperformance SA	491	78,801
Suez Environnement SA	3,191	46,087
Thales SA	1,020	129,334
Total SA	21,757	1,367,466
Ubisoft Entertainment SA (a)	673	64,304
Unibail-Rodamco	964	231,545
Valeo SA	2,096	140,326
Veolia Environnement SA	4,702	111,604
VINCI SA	4,623	462,225
Vivendi SA	9,595	253,638
Wendel SA	236	35,681

TOTAL FRANCE		14,179,584

Germany - 6.1%
adidas AG	1,720	423,515
Allianz SE	3,953	934,979
Axel Springer Verlag AG	408	33,430
BASF AG	8,313	864,913
Bayer AG	7,577	905,600
Bayerische Motoren Werke AG (BMW)	2,969	331,539
Beiersdorf AG	872	98,900
Brenntag AG	1,372	78,732
Commerzbank AG (a)	10,288	133,059
Continental AG	1,004	268,190
Covestro AG (b)	1,413	128,931
Daimler AG (Germany)	8,667	685,541
Deutsche Bank AG	18,977	260,470
Deutsche Borse AG	1,774	238,584
Deutsche Lufthansa AG	2,088	60,944
Deutsche Post AG	8,721	378,530
Deutsche Telekom AG	30,362	531,445
Deutsche Wohnen AG (Bearer)	3,394	160,419
Drillisch AG	459	33,313
E.ON AG	20,337	222,685
Evonik Industries AG	1,389	49,448
Fraport AG Frankfurt Airport Services Worldwide	357	34,662
Fresenius Medical Care AG & Co. KGaA	2,043	207,305
Fresenius SE & Co. KGaA	3,848	294,331
GEA Group AG	1,631	63,835
Hannover Reuck SE	613	86,314
HeidelbergCement Finance AG	1,439	141,208
Henkel AG & Co. KGaA	908	108,279
Hochtief AG	161	29,475
Hugo Boss AG	549	51,579
Infineon Technologies AG	10,493	268,681
Innogy SE (b)	1,216	53,642
K&S AG	1,681	49,552
KION Group AG	604	50,547
Lanxess AG	782	58,134
Linde AG	678	150,691
Linde AG	1,042	224,987
MAN SE	320	36,904
Merck KGaA	1,272	124,759
Metro Wholesale & Food Specialist AG	1,499	21,749
MTU Aero Engines Holdings AG	450	77,709
Muenchener Rueckversicherungs AG	1,404	322,055
OSRAM Licht AG	870	50,188
ProSiebenSat.1 Media AG	2,091	75,857
RWE AG	4,447	106,733
SAP SE	8,913	990,285
Schaeffler AG	1,564	24,298
Siemens AG	6,959	883,757
Siemens Healthineers AG (a)(b)	1,268	49,436
Symrise AG	1,084	87,836
Telefonica Deutschland Holding AG	6,083	29,097
Thyssenkrupp AG	4,269	111,353
TUI AG	302	6,838
TUI AG (GB)	3,457	78,314
Uniper SE	1,728	53,566
United Internet AG	1,067	69,296
Volkswagen AG	296	60,265
Vonovia SE	4,504	226,318
Wirecard AG	1,118	152,696
Zalando SE (a)(b)	995	51,367

TOTAL GERMANY		12,387,065

Greece - 0.1%
Alpha Bank AE (a)	12,017	31,781
EFG Eurobank Ergasias SA (a)	14,434	18,285
Ff Group (a)	256	4,854
Greek Organization of Football Prognostics SA	2,063	24,738
Hellenic Telecommunications Organization SA	2,151	31,300
Jumbo SA	788	14,426
National Bank of Greece SA (a)	42,774	17,872
Piraeus Bank SA (a)	2,200	9,330
Titan Cement Co. SA (Reg.)	361	9,525

TOTAL GREECE		162,111

Hong Kong - 2.5%
AIA Group Ltd.	110,400	986,667
Bank of East Asia Ltd.	10,407	45,698
Beijing Enterprises Holdings Ltd.	4,000	19,980
BOC Hong Kong (Holdings) Ltd.	33,000	170,594
BYD Electronic International Co. Ltd.	5,000	7,624
China Everbright International Ltd.	24,000	33,664
China Everbright Ltd.	10,000	22,006
China Jinmao Holdings Group Ltd.	46,000	26,040
China Merchants Holdings International Co. Ltd.	12,131	27,105
China Mobile Ltd.	57,500	547,774
China Overseas Land and Investment Ltd.	38,000	127,324
China Resources Beer Holdings Co. Ltd.	16,000	68,911
China Resources Pharmaceutical Group Ltd.	14,500	20,046
China Resources Power Holdings Co. Ltd.	16,000	30,690
China Taiping Insurance Group Ltd.	14,200	47,487
China Unicom Ltd.	52,000	73,531
CITIC Pacific Ltd.	51,000	77,775
CLP Holdings Ltd.	16,500	171,337
CNOOC Ltd.	170,000	287,591
CSPC Pharmaceutical Group Ltd.	42,000	106,976
Far East Horizon Ltd.	15,000	14,884
Fosun International Ltd.	22,000	46,750
Galaxy Entertainment Group Ltd.	21,000	183,805
Guangdong Investment Ltd.	26,000	40,244
Hang Lung Group Ltd.	8,000	24,164
Hang Lung Properties Ltd.	19,000	44,965
Hang Seng Bank Ltd.	6,700	169,710
Henderson Land Development Co. Ltd.	13,000	82,427
Hong Kong & China Gas Co. Ltd.	82,100	171,544
Hong Kong Exchanges and Clearing Ltd.	11,008	356,599
Hysan Development Co. Ltd.	6,000	34,921
i-CABLE Communications Ltd. (a)	531	11
Lenovo Group Ltd.	68,000	32,285
Link (REIT)	21,500	190,020
MTR Corp. Ltd.	15,002	84,293
New World Development Co. Ltd.	52,044	76,324
PCCW Ltd.	43,000	26,581
Power Assets Holdings Ltd.	12,500	93,011
Shanghai Industrial Holdings Ltd.	5,000	13,111
Sino Land Ltd.	28,000	48,333
Sino-Ocean Group Holding Ltd.	23,500	16,318
SJM Holdings Ltd.	15,000	15,024
Sun Art Retail Group Ltd.	21,000	23,603
Sun Hung Kai Properties Ltd.	13,000	209,358
Swire Pacific Ltd. (A Shares)	4,500	44,466
Swire Properties Ltd.	10,200	36,205
Techtronic Industries Co. Ltd.	12,000	70,298
Wharf Holdings Ltd.	11,000	36,595
Wheelock and Co. Ltd.	7,000	51,934

TOTAL HONG KONG		5,136,603

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,016	34,852
OTP Bank PLC	2,444	106,777
Richter Gedeon PLC	1,182	23,910

TOTAL HUNGARY		165,539

India - 2.1%
ACC Ltd.	363	8,648
Adani Ports & Special Economic Zone Ltd.	6,333	38,740
Ambuja Cements Ltd.	5,435	20,457
Ashok Leyland Ltd.	10,405	25,640
Asian Paints Ltd.	2,445	44,120
Aurobindo Pharma Ltd.	2,515	24,242
Axis Bank Ltd.	17,806	138,040
Bajaj Auto Ltd.	686	30,370
Bajaj Finance Ltd.	1,482	42,369
Bajaj Finserv Ltd.	319	26,243
Bharat Forge Ltd.	1,615	18,755
Bharat Heavy Electricals Ltd.	7,154	9,408
Bharat Petroleum Corp. Ltd.	6,967	40,481
Bharti Airtel Ltd.	14,467	88,840
Bharti Infratel Ltd.	4,227	19,894
Bosch Ltd.	66	19,228
Britannia Industries Ltd.	221	18,327
Cadila Healthcare Ltd. (a)	1,581	9,790
Cipla Ltd. (a)	2,887	26,299
Coal India Ltd.	5,745	24,591
Container Corp. of India Ltd.	292	5,715
Dabur India Ltd.	4,841	26,845
Dr. Reddy's Laboratories Ltd.	1,015	32,254
Eicher Motors Ltd.	119	55,600
GAIL India Ltd.	5,585	27,266
Glenmark Pharmaceuticals Ltd.	1,113	9,559
Godrej Consumer Products Ltd.	2,068	34,654
Grasim Industries Ltd.	2,948	48,336
Havells India Ltd.	1,926	15,796
HCL Technologies Ltd.	4,858	76,802
Hero Motocorp Ltd.	471	26,384
Hindalco Industries Ltd.	10,023	35,264
Hindustan Petroleum Corp. Ltd.	5,014	22,893
Hindustan Unilever Ltd.	6,283	142,175
Housing Development Finance Corp. Ltd.	13,887	392,905
ICICI Bank Ltd.	23,768	101,577
Idea Cellular Ltd. (a)	17,495	18,147
IDFC Bank Ltd.	11,117	8,053
Indiabulls Housing Finance Ltd.	2,851	55,819
Indian Oil Corp. Ltd.	9,657	23,478
Infosys Ltd.	16,092	289,752
Infosys Ltd. sponsored ADR	93	1,643
ITC Ltd.	33,104	139,898
JSW Steel Ltd.	7,511	36,521
Larsen & Toubro Ltd.	4,121	86,630
LIC Housing Finance Ltd.	2,709	22,179
Lupin Ltd. (a)	1,902	23,166
Mahindra & Mahindra Financial Services Ltd. (a)	2,700	21,375
Mahindra & Mahindra Ltd.	6,580	86,167
Marico Ltd.	4,432	22,111
Maruti Suzuki India Ltd.	1,023	135,244
Motherson Sumi Systems Ltd.	5,268	27,911
Nestle India Ltd.	205	28,965
NTPC Ltd.	13,531	34,986
Oil & Natural Gas Corp. Ltd.	10,626	28,800
Petronet LNG Ltd.	8,802	29,968
Piramal Enterprises Ltd. (a)	753	29,368
Power Finance Corp. Ltd.	5,423	7,144
Reliance Industries Ltd.	26,308	379,845
Rural Electrification Corp. Ltd.	5,312	10,158
Shree Cement Ltd.	76	19,331
Shriram Transport Finance Co. Ltd.	1,272	30,707
Siemens India Ltd.	567	9,553
State Bank of India	15,309	56,565
Sun Pharmaceutical Industries Ltd.	8,452	67,052
Tata Consultancy Services Ltd.	4,260	225,921
Tata Motors Ltd. (a)	16,451	83,547
Tata Motors Ltd. Class A (a)	3,702	10,609
Tata Power Co. Ltd.	8,547	11,317
Tata Steel Ltd.	3,470	30,867
Tech Mahindra Ltd.	4,127	41,482
Titan Co. Ltd. (a)	2,564	37,776
Ultratech Cemco Ltd.	744	45,870
United Spirits Ltd. (a)	490	26,630
UPL Ltd.	3,412	37,356
Vakrangee Ltd.	3,289	4,930
Vedanta Ltd.	13,063	58,255
Wipro Ltd.	9,769	40,714
Yes Bank Ltd.	14,895	80,776
Zee Entertainment Enterprises Ltd. (a)	4,500	39,743

TOTAL INDIA		4,234,836

Indonesia - 0.5%
PT Adaro Energy Tbk	111,300	14,575
PT AKR Corporindo Tbk	13,500	4,727
PT Astra International Tbk	176,400	90,286
PT Bank Central Asia Tbk	95,000	150,222
PT Bank Danamon Indonesia Tbk Series A	26,000	12,394
PT Bank Mandiri (Persero) Tbk	162,200	82,163
PT Bank Negara Indonesia (Persero) Tbk	62,900	36,213
PT Bank Rakyat Indonesia Tbk	486,200	112,102
PT Bank Tabungan Negara Tbk	32,900	7,332
PT Bumi Serpong Damai Tbk	60,100	7,257
PT Charoen Pokphand Indonesia Tbk	57,000	15,027
PT Gudang Garam Tbk	4,200	20,865
PT Hanjaya Mandala Sampoerna Tbk	80,500	20,398
PT Indocement Tunggal Prakarsa Tbk	16,000	20,248
PT Indofood CBP Sukses Makmur Tbk	18,100	11,245
PT Indofood Sukses Makmur Tbk	37,100	18,549
PT Jasa Marga Tbk	20,400	6,377
PT Kalbe Farma Tbk	191,300	20,652
PT Matahari Department Store Tbk	19,100	14,142
PT Pakuwon Jati Tbk	192,000	8,116
PT Perusahaan Gas Negara Tbk Series B	84,200	11,919
PT Semen Gresik (Persero) Tbk	27,200	18,787
PT Surya Citra Media Tbk	47,300	8,658
PT Telekomunikasi Indonesia Tbk Series B	445,200	121,484
PT Tower Bersama Infrastructure Tbk	14,900	5,934
PT Unilever Indonesia Tbk	13,500	44,869
PT United Tractors Tbk	13,900	33,914
PT Waskita Karya Persero Tbk	36,300	5,734
PT XL Axiata Tbk (a)	28,300	4,289

TOTAL INDONESIA		928,478

Ireland - 0.4%
AIB Group PLC	6,850	40,881
Bank Ireland Group PLC	9,319	83,840
CRH PLC	7,814	277,486
CRH PLC sponsored ADR	31	1,096
DCC PLC (United Kingdom)	768	74,011
James Hardie Industries PLC CDI	3,856	68,095
Kerry Group PLC Class A	1,518	154,900
Paddy Power Betfair PLC (Ireland)	691	68,383
Ryanair Holdings PLC (a)	493	9,189
Ryanair Holdings PLC sponsored ADR (a)	169	18,585

TOTAL IRELAND		796,466

Isle of Man - 0.1%
Gaming VC Holdings SA	4,545	55,845
Genting Singapore PLC	52,200	45,733
NEPI Rockcastle PLC	3,168	34,914

TOTAL ISLE OF MAN		136,492

Israel - 0.3%
Azrieli Group	318	14,588
Bank Hapoalim BM (Reg.)	9,058	62,065
Bank Leumi le-Israel BM	12,595	74,542
Bezeq The Israel Telecommunication Corp. Ltd.	17,364	21,914
Check Point Software Technologies Ltd. (a)	1,267	122,278
Elbit Systems Ltd. (Israel)	205	23,724
Frutarom Industries Ltd.	333	31,968
Israel Chemicals Ltd.	6,089	27,375
Mizrahi Tefahot Bank Ltd.	1,362	24,943
NICE Systems Ltd. (a)	490	46,482
NICE Systems Ltd. sponsored ADR (a)	40	3,807
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,974	143,373

TOTAL ISRAEL		597,059

Italy - 1.4%
Assicurazioni Generali SpA	11,493	232,334
Atlantia SpA	4,376	145,323
Davide Campari-Milano SpA	4,925	36,993
Enel SpA	73,285	464,900
Eni SpA	23,038	450,356
Intesa Sanpaolo SpA	114,956	437,288
Intesa Sanpaolo SpA (Risparmio Shares)	14,332	56,872
Leonardo SpA	3,550	41,198
Luxottica Group SpA	1,484	92,758
Mediobanca SpA	5,409	65,744
Poste Italiane SpA (b)	4,426	43,325
Prysmian SpA	1,863	54,849
Recordati SpA	910	32,583
Snam Rete Gas SpA	19,885	95,692
Telecom Italia SpA (a)	99,166	97,982
Terna SpA	14,625	87,900
UniCredit SpA	18,303	397,274
Unipolsai SpA	8,693	23,410

TOTAL ITALY		2,856,781

Japan - 16.3%
ABC-MART, Inc.	200	13,191
ACOM Co. Ltd.	3,100	14,065
AEON Co. Ltd.	5,300	106,053
AEON Financial Service Co. Ltd.	900	21,125
AEON MALL Co. Ltd.	1,000	20,289
Air Water, Inc.	1,200	23,205
Aisin Seiki Co. Ltd.	1,500	81,504
Ajinomoto Co., Inc.	4,700	86,244
Alfresa Holdings Corp.	1,700	37,570
All Nippon Airways Ltd.	1,000	39,700
Alps Electric Co. Ltd.	1,700	37,757
Amada Holdings Co. Ltd.	2,900	34,937
Aozora Bank Ltd.	1,000	40,478
Asahi Glass Co. Ltd.	1,700	70,600
Asahi Group Holdings	3,400	172,177
Asahi Kasei Corp.	12,000	165,478
Asics Corp.	1,300	24,640
Astellas Pharma, Inc.	19,300	282,286
Bandai Namco Holdings, Inc.	1,700	57,771
Bank of Kyoto Ltd.	600	36,114
Benesse Holdings, Inc.	700	25,549
Bridgestone Corp.	6,000	251,866
Brother Industries Ltd.	2,000	43,103
Calbee, Inc.	700	23,628
Canon, Inc.	9,800	337,112
Casio Computer Co. Ltd.	1,600	23,900
Central Japan Railway Co.	1,300	261,261
Chiba Bank Ltd.	6,700	54,179
Chubu Electric Power Co., Inc.	5,500	86,208
Chugai Pharmaceutical Co. Ltd.	2,000	105,745
Chugoku Electric Power Co., Inc.	2,500	31,330
Coca-Cola West Co. Ltd.	1,100	47,393
Concordia Financial Group Ltd.	10,400	60,600
Credit Saison Co. Ltd.	1,400	25,139
CYBERDYNE, Inc. (a)	700	8,971
Dai Nippon Printing Co. Ltd.	2,800	60,395
Dai-ichi Mutual Life Insurance Co.	10,100	200,854
Daicel Chemical Industries Ltd.	2,500	28,952
Daifuku Co. Ltd.	900	48,408
Daiichi Sankyo Kabushiki Kaisha	5,300	181,806
Daikin Industries Ltd.	2,300	269,406
Dainippon Sumitomo Pharma Co. Ltd.	1,300	23,724
Daito Trust Construction Co. Ltd.	600	100,192
Daiwa House Industry Co. Ltd.	5,400	198,079
Daiwa House REIT Investment Corp.	15	35,812
Daiwa Securities Group, Inc.	14,000	86,149
DeNA Co. Ltd.	800	15,258
DENSO Corp.	4,400	231,672
Dentsu, Inc.	1,900	90,029
Disco Corp.	300	52,909
Don Quijote Holdings Co. Ltd.	1,100	59,367
East Japan Railway Co.	3,000	287,870
Eisai Co. Ltd.	2,500	167,970
Electric Power Development Co. Ltd.	1,300	35,413
FamilyMart Co. Ltd.	700	68,066
Fanuc Corp.	1,800	385,579
Fast Retailing Co. Ltd.	500	220,499
Fuji Electric Co. Ltd.	5,000	35,858
Fujifilm Holdings Corp.	3,600	145,060
Fujitsu Ltd.	18,000	109,643
Fukuoka Financial Group, Inc.	7,000	37,523
Hakuhodo DY Holdings, Inc.	2,100	29,410
Hamamatsu Photonics K.K.	1,200	46,323
Hankyu Hanshin Holdings, Inc.	2,100	82,890
Hikari Tsushin, Inc.	200	32,492
Hino Motors Ltd.	2,200	26,906
Hirose Electric Co. Ltd.	300	42,316
Hisamitsu Pharmaceutical Co., Inc.	600	46,817
Hitachi Chemical Co. Ltd.	800	17,607
Hitachi Construction Machinery Co. Ltd.	1,000	36,453
Hitachi High-Technologies Corp.	700	32,720
Hitachi Ltd.	44,000	322,634
Hitachi Metals Ltd.	1,800	20,681
Honda Motor Co. Ltd.	15,700	539,860
Hoshizaki Corp.	500	46,515
Hoya Corp.	3,400	182,316
Hulic Co. Ltd.	2,600	27,993
Idemitsu Kosan Co. Ltd.	1,200	47,036
IHI Corp.	1,300	42,691
Iida Group Holdings Co. Ltd.	1,400	27,419
INPEX Corp.	8,200	105,200
Isetan Mitsukoshi Holdings Ltd.	2,800	31,196
Isuzu Motors Ltd.	4,900	75,033
Itochu Corp.	13,800	276,959
J. Front Retailing Co. Ltd.	2,100	34,097
Japan Airlines Co. Ltd.	1,000	39,426
Japan Airport Terminal Co. Ltd.	400	16,447
Japan Exchange Group, Inc.	4,600	85,419
Japan Post Bank Co. Ltd.	3,300	44,918
Japan Post Holdings Co. Ltd.	14,800	180,059
Japan Prime Realty Investment Corp.	8	29,052
Japan Real Estate Investment Corp.	14	72,741
Japan Retail Fund Investment Corp.	23	43,130
Japan Tobacco, Inc.	10,100	271,301
JFE Holdings, Inc.	4,500	92,803
JGC Corp.	1,800	44,210
JSR Corp.	1,600	30,223
JTEKT Corp.	1,800	29,226
JX Holdings, Inc.	29,200	190,820
Kajima Corp.	8,000	77,205
Kakaku.com, Inc.	1,300	24,866
Kamigumi Co. Ltd.	1,000	22,594
Kaneka Corp.	2,000	19,777
Kansai Electric Power Co., Inc.	6,200	86,773
Kansai Paint Co. Ltd.	1,700	38,317
Kao Corp.	4,600	330,525
Kawasaki Heavy Industries Ltd.	1,300	43,643
KDDI Corp.	16,400	440,235
Keihan Electric Railway Co., Ltd.	900	29,144
Keihin Electric Express Railway Co. Ltd.	1,900	34,882
Keio Corp.	1,000	45,829
Keisei Electric Railway Co.	1,200	39,188
Keyence Corp.	900	551,345
Kikkoman Corp.	1,300	56,426
Kintetsu Group Holdings Co. Ltd.	1,900	77,429
Kirin Holdings Co. Ltd.	8,100	227,692
Kobe Steel Ltd.	2,800	28,994
Koito Manufacturing Co. Ltd.	1,000	67,234
Komatsu Ltd.	8,500	289,754
Konami Holdings Corp.	800	39,371
Konica Minolta, Inc.	3,900	33,535
Kose Corp.	300	55,571
Kubota Corp.	10,000	169,182
Kuraray Co. Ltd.	3,000	50,000
Kurita Water Industries Ltd.	800	25,979
Kyocera Corp.	2,800	179,239
Kyowa Hakko Kirin Co., Ltd.	2,200	47,775
Kyushu Electric Power Co., Inc.	3,600	44,523
Kyushu Financial Group, Inc.	2,600	12,795
Kyushu Railway Co.	1,400	44,951
Lawson, Inc.	500	33,068
LINE Corp. (a)	300	10,849
Lion Corp.	2,000	43,213
LIXIL Group Corp.	3,000	67,316
M3, Inc.	1,800	68,249
Mabuchi Motor Co. Ltd.	400	20,198
Makita Corp.	2,000	90,011
Marubeni Corp.	16,300	122,891
Marui Group Co. Ltd.	1,800	37,459
Maruichi Steel Tube Ltd.	400	13,703
Mazda Motor Corp.	4,800	66,806
McDonald's Holdings Co. (Japan) Ltd.	500	23,417
Mebuki Financial Group, Inc.	8,700	33,823
Medipal Holdings Corp.	1,500	32,259
Meiji Holdings Co. Ltd.	1,100	88,346
Minebea Mitsumi, Inc.	3,300	66,320
Misumi Group, Inc.	2,500	69,292
Mitsubishi Chemical Holdings Corp.	14,200	135,025
Mitsubishi Corp.	13,900	384,882
Mitsubishi Electric Corp.	17,900	275,164
Mitsubishi Estate Co. Ltd.	11,800	215,616
Mitsubishi Gas Chemical Co., Inc.	1,500	35,318
Mitsubishi Heavy Industries Ltd.	3,100	122,673
Mitsubishi Materials Corp.	1,000	30,553
Mitsubishi Motors Corp. of Japan	5,700	42,547
Mitsubishi Tanabe Pharma Corp.	1,900	36,220
Mitsubishi UFJ Financial Group, Inc.	108,700	728,436
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,600	22,953
Mitsui & Co. Ltd.	15,800	285,663
Mitsui Chemicals, Inc.	1,700	48,829
Mitsui Fudosan Co. Ltd.	8,300	213,460
Mitsui OSK Lines Ltd.	1,100	32,652
mixi, Inc.	300	9,907
Mizuho Financial Group, Inc.	217,200	392,966
MS&AD Insurance Group Holdings, Inc.	4,600	154,512
Murata Manufacturing Co. Ltd.	1,800	227,243
Nabtesco Corp.	1,000	36,178
Nagoya Railroad Co. Ltd.	1,500	39,394
NEC Corp.	2,200	60,474
New Hampshire Foods Ltd.	800	35,016
Nexon Co. Ltd. (a)	3,300	48,087
NGK Insulators Ltd.	2,200	40,490
NGK Spark Plug Co. Ltd.	2,000	51,592
Nidec Corp.	2,200	344,932
Nikon Corp.	2,900	50,615
Nintendo Co. Ltd.	1,000	420,177
Nippon Building Fund, Inc.	12	67,508
Nippon Electric Glass Co. Ltd.	600	17,316
Nippon Express Co. Ltd.	700	52,955
Nippon Paint Holdings Co. Ltd.	1,400	57,373
Nippon Prologis REIT, Inc.	15	31,600
Nippon Steel & Sumitomo Metal Corp.	7,300	159,262
Nippon Telegraph & Telephone Corp.	6,300	298,968
Nippon Yusen KK	1,400	29,890
Nissan Chemical Industries Co. Ltd.	1,100	49,053
Nissan Motor Co. Ltd.	21,300	224,359
Nisshin Seifun Group, Inc.	2,500	54,725
Nissin Food Holdings Co. Ltd.	600	44,182
Nitori Holdings Co. Ltd.	700	118,332
Nitto Denko Corp.	1,600	119,283
NKSJ Holdings, Inc.	3,400	142,755
NOK Corp.	800	16,465
Nomura Holdings, Inc.	34,100	196,401
Nomura Real Estate Holdings, Inc.	1,000	24,863
Nomura Real Estate Master Fund, Inc.	33	46,095
Nomura Research Institute Ltd.	1,200	62,020
NSK Ltd.	3,200	43,030
NTT Data Corp.	5,500	59,317
NTT DOCOMO, Inc.	12,200	315,175
Obayashi Corp.	5,600	64,647
OBIC Co. Ltd.	600	50,329
Odakyu Electric Railway Co. Ltd.	3,100	66,951
Oji Holdings Corp.	8,000	56,348
Olympus Corp.	2,900	108,365
OMRON Corp.	1,900	103,238
Ono Pharmaceutical Co. Ltd.	3,500	81,145
Oracle Corp. Japan	300	24,698
Oriental Land Co. Ltd.	2,000	199,689
ORIX Corp.	12,600	221,756
Osaka Gas Co. Ltd.	3,200	68,906
Otsuka Corp.	800	37,322
Otsuka Holdings Co. Ltd.	3,700	194,003
Panasonic Corp.	20,600	305,027
Park24 Co. Ltd.	1,000	28,357
Pola Orbis Holdings, Inc.	800	34,980
Rakuten, Inc.	8,100	57,563
Recruit Holdings Co. Ltd.	10,300	238,091
Renesas Electronics Corp. (a)	7,900	82,960
Resona Holdings, Inc.	21,500	122,447
Ricoh Co. Ltd.	6,200	60,741
Rinnai Corp.	300	29,885
ROHM Co. Ltd.	900	84,138
Ryohin Keikaku Co. Ltd.	200	68,697
Sankyo Co. Ltd. (Gunma)	300	10,552
Santen Pharmaceutical Co. Ltd.	3,200	54,007
SBI Holdings, Inc. Japan	1,700	43,029
Secom Co. Ltd.	2,000	150,055
Sega Sammy Holdings, Inc.	1,500	24,643
Seibu Holdings, Inc.	2,000	33,827
Seiko Epson Corp.	2,300	43,235
Sekisui Chemical Co. Ltd.	3,500	62,111
Sekisui House Ltd.	5,100	93,514
Seven & i Holdings Co. Ltd.	6,900	304,020
Seven Bank Ltd.	4,500	15,148
Sharp Corp.	1,300	38,232
Shimadzu Corp.	2,100	57,168
Shimamura Co. Ltd.	200	23,326
SHIMANO, Inc.	700	93,103
SHIMIZU Corp.	4,800	47,596
Shin-Etsu Chemical Co. Ltd.	3,600	362,404
Shinsei Bank Ltd.	1,500	23,436
Shionogi & Co. Ltd.	2,600	133,996
Shiseido Co. Ltd.	3,500	227,699
Shizuoka Bank Ltd.	5,100	51,877
Showa Shell Sekiyu K.K.	1,400	19,812
SMC Corp.	600	228,979
SoftBank Corp.	7,500	573,065
Sohgo Security Services Co., Ltd.	700	34,641
Sony Corp.	11,500	537,120
Sony Financial Holdings, Inc.	1,600	29,257
Stanley Electric Co. Ltd.	1,200	43,524
Start Today Co. Ltd.	1,600	46,250
Subaru Corp.	5,800	195,190
Sumco Corp.	1,900	46,961
Sumitomo Chemical Co. Ltd.	14,000	80,553
Sumitomo Corp.	11,100	199,977
Sumitomo Electric Industries Ltd.	6,500	99,861
Sumitomo Heavy Industries Ltd.	1,100	42,161
Sumitomo Metal Mining Co. Ltd.	2,200	94,544
Sumitomo Mitsui Financial Group, Inc.	12,200	508,475
Sumitomo Mitsui Trust Holdings, Inc.	3,200	135,997
Sumitomo Realty & Development Co. Ltd.	3,000	119,347
Sumitomo Rubber Industries Ltd.	1,600	28,643
Sundrug Co. Ltd.	700	36,050
Suntory Beverage & Food Ltd.	1,200	59,166
Suzuken Co. Ltd.	600	25,851
Suzuki Motor Corp.	3,300	177,829
Sysmex Corp.	1,500	132,821
T&D Holdings, Inc.	4,700	79,924
Taiheiyo Cement Corp.	1,000	37,916
Taisei Corp.	2,000	108,123
Taisho Pharmaceutical Holdings Co. Ltd.	300	28,787
Taiyo Nippon Sanso Corp.	1,000	14,846
Takashimaya Co. Ltd.	4,000	34,394
Takeda Pharmaceutical Co. Ltd.	6,600	277,926
TDK Corp.	1,100	95,088
Teijin Ltd.	1,600	30,165
Temp Holdings Co., Ltd.	1,500	35,716
Terumo Corp.	3,100	175,814
The Hachijuni Bank Ltd.	3,300	17,478
The Suruga Bank Ltd.	1,400	19,056
THK Co. Ltd.	1,100	38,538
Tobu Railway Co. Ltd.	1,700	54,272
Toho Co. Ltd.	1,000	33,480
Toho Gas Co. Ltd.	600	18,222
Tohoku Electric Power Co., Inc.	3,800	49,047
Tokio Marine Holdings, Inc.	6,100	288,595
Tokyo Electric Power Co., Inc. (a)	12,100	57,666
Tokyo Electron Ltd.	1,400	269,640
Tokyo Gas Co. Ltd.	3,900	104,599
Tokyo Tatemono Co. Ltd.	1,900	28,973
Tokyu Corp.	4,700	79,150
Tokyu Fudosan Holdings Corp.	4,500	35,483
Toppan Printing Co. Ltd.	6,000	50,274
Toray Industries, Inc.	12,800	119,483
Toshiba Corp. (a)	62,000	166,173
Tosoh Corp.	2,600	46,187
Toto Ltd.	1,200	68,167
Toyo Seikan Group Holdings Ltd.	1,300	20,489
Toyo Suisan Kaisha Ltd.	800	31,540
Toyoda Gosei Co. Ltd.	500	12,688
Toyota Industries Corp.	1,400	82,858
Toyota Motor Corp.	23,600	1,547,509
Toyota Tsusho Corp.	1,800	64,791
Trend Micro, Inc.	1,000	60,007
Tsuruha Holdings, Inc.	300	43,167
Unicharm Corp.	3,900	109,701
United Urban Investment Corp.	26	39,909
USS Co. Ltd.	1,900	39,992
West Japan Railway Co.	1,600	113,428
Yahoo! Japan Corp.	12,400	51,043
Yakult Honsha Co. Ltd.	1,000	71,350
Yamada Denki Co. Ltd.	5,500	28,879
Yamaguchi Financial Group, Inc.	2,000	25,027
Yamaha Corp.	1,400	67,746
Yamaha Motor Co. Ltd.	2,500	80,040
Yamato Holdings Co. Ltd.	3,500	90,205
Yamazaki Baking Co. Ltd.	1,100	24,129
Yaskawa Electric Corp.	2,200	89,956
Yokogawa Electric Corp.	1,900	41,956
Yokohama Rubber Co. Ltd.	1,000	23,646

TOTAL JAPAN		33,148,067

Korea (South) - 3.6%
AMOREPACIFIC Corp.	262	85,382
AMOREPACIFIC Group, Inc.	237	31,646
BGF Retail Co. Ltd.	68	12,128
BS Financial Group, Inc.	2,314	22,580
Celltrion Healthcare Co. Ltd.	294	24,653
Celltrion, Inc.	771	195,103
Cheil Industries, Inc.	665	86,934
Cheil Worldwide, Inc.	580	10,344
CJ CheilJedang Corp.	77	24,662
CJ Corp.	134	20,333
CJ E&M Corp.	147	12,422
Coway Co. Ltd.	500	40,853
Daelim Industrial Co.	214	17,185
Daewoo Engineering & Construction Co. Ltd. (a)	1,328	7,874
Db Insurance Co. Ltd.	449	26,372
DGB Financial Group Co. Ltd.	1,304	14,612
Dong Suh Companies, Inc.	314	8,078
Doosan Bobcat, Inc.	269	8,189
Doosan Heavy Industries & Construction Co. Ltd.	462	7,722
E-Mart Co. Ltd.	184	46,390
GS Engineering & Construction Corp.	382	14,553
GS Holdings Corp.	458	26,216
GS Retail Co. Ltd.	230	7,989
Hana Financial Group, Inc.	2,885	128,635
Hankook Tire Co. Ltd.	627	28,952
Hanmi Pharm Co. Ltd.	53	23,062
Hanmi Science Co. Ltd.	99	7,192
Hanon Systems	1,447	14,728
Hanssem Co. Ltd.	81	8,812
Hanwha Chemical Corp.	932	25,194
Hanwha Corp.	348	12,982
Hanwha Life Insurance Co. Ltd.	2,007	11,676
Hanwha Techwin Co. Ltd. (a)	295	6,639
Hotel Shilla Co.	280	30,329
Hyosung Corp.	190	23,330
Hyundai Department Store Co. Ltd.	120	11,597
Hyundai Engineering & Construction Co. Ltd.	648	38,483
Hyundai Fire & Marine Insurance Co. Ltd.	484	17,287
Hyundai Glovis Co. Ltd.	167	26,276
Hyundai Heavy Industries Co. Ltd. (a)	337	37,604
Hyundai Industrial Development & Construction Co. (c)	548	23,743
Hyundai Mobis	645	149,366
Hyundai Motor Co.	1,314	196,316
Hyundai Robotics Co. Ltd.	83	32,745
Hyundai Steel Co.	685	38,762
Hyundai Wia Corp.	115	5,767
Industrial Bank of Korea	2,284	35,937
ING Life Insurance Korea Ltd. (b)	254	9,772
Kakao Corp.	414	42,911
Kangwon Land, Inc.	1,103	29,766
KB Financial Group, Inc.	3,778	214,071
KCC Corp.	45	16,430
KEPCO Plant Service & Engineering Co. Ltd.	194	9,184
Kia Motors Corp.	2,797	86,449
Korea Aerospace Industries Ltd.	569	22,953
Korea Electric Power Corp.	2,278	79,475
Korea Express Co. Ltd. (a)	63	9,207
Korea Gas Corp. (a)	231	11,820
Korea Investment Holdings Co. Ltd.	342	29,093
Korea Zinc Co. Ltd.	75	30,359
Korean Air Lines Co. Ltd.	369	11,767
KT Corp. sponsored ADR	185	2,485
KT&G Corp.	1,017	92,875
Kumho Petro Chemical Co. Ltd.	141	14,154
LG Chemical Ltd.	381	128,076
LG Corp.	853	64,597
LG Display Co. Ltd.	2,139	46,578
LG Electronics, Inc.	1,031	98,197
LG Household & Health Care Ltd.	93	118,972
LG Innotek Co. Ltd.	109	11,858
Lotte Chemical Corp.	134	51,802
Lotte Confectionery Co. Ltd.	228	13,860
Lotte Shopping Co. Ltd.	101	24,144
Medy-Tox, Inc.	38	24,753
Mirae Asset Daewoo Co. Ltd.	3,031	27,680
NAVER Corp.	271	181,185
NCSOFT Corp.	152	51,096
Netmarble Corp. (b)	215	29,612
Oci Co. Ltd.	150	21,850
Orion Corp./Republic of Korea	196	22,786
Ottogi Corp.	9	6,673
POSCO	700	240,545
Posco Daewoo Corp.	322	6,780
S-Oil Corp.	378	38,826
S1 Corp.	131	12,000
Samsung Biologics Co. Ltd. (a)(b)	147	66,985
Samsung Card Co. Ltd.	219	7,628
Samsung Electro-Mechanics Co. Ltd.	501	55,437
Samsung Electronics Co. Ltd.	886	2,195,508
Samsung Fire & Marine Insurance Co. Ltd.	268	66,942
Samsung Heavy Industries Co. Ltd. (a)	4,399	30,191
Samsung Life Insurance Co. Ltd.	616	67,299
Samsung SDI Co. Ltd.	475	81,390
Samsung SDS Co. Ltd.	301	68,861
Samsung Securities Co. Ltd.	516	17,876
Shinhan Financial Group Co. Ltd.	4,127	183,268
Shinsegae Co. Ltd.	57	22,221
SillaJen, Inc. (a)	442	34,710
SK C&C Co. Ltd.	289	79,339
SK Energy Co. Ltd.	637	116,881
SK Hynix, Inc.	5,331	420,636
SK Networks Co. Ltd.	1,087	5,704
SK Telecom Co. Ltd.	169	36,012
STX Pan Ocean Co. Ltd. (Korea) (a)	1,705	8,756
Woori Bank	4,228	63,365
Woori Investment & Securities Co. Ltd.	1,089	15,863
Yuhan Corp.	66	14,113

TOTAL KOREA (SOUTH)		7,281,260

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	6,228	211,301
Eurofins Scientific SA	97	52,454
Millicom International Cellular SA (depository receipt)	575	38,348
PLAY Communications SA (b)	963	8,132
RTL Group SA	345	28,434
SES SA (France) (depositary receipt)	3,086	47,701
Tenaris SA	4,109	77,008

TOTAL LUXEMBOURG		463,378

Malaysia - 0.6%
AirAsia Group BHD	22,600	22,090
Alliance Bank Malaysia Bhd	8,700	9,610
AMMB Holdings Bhd	12,900	12,747
Astro Malaysia Holdings Bhd (b)	11,700	5,669
Axiata Group Bhd	23,930	32,125
British American Tobacco (Malaysia) Bhd	1,200	7,486
Bumiputra-Commerce Holdings Bhd	40,598	74,026
Dialog Group Bhd	24,400	19,077
DiGi.com Bhd	25,800	30,299
Felda Global Ventures Holdings Bhd (b)	10,900	4,720
Gamuda Bhd	16,300	21,295
Genting Bhd	20,100	45,670
Genting Malaysia Bhd	26,900	35,041
Genting Plantations Bhd	1,900	4,798
Hap Seng Consolidated Bhd	5,100	12,696
Hartalega Holdings Bhd	10,300	15,337
Hong Leong Bank Bhd	5,700	27,495
Hong Leong Credit Bhd	1,800	8,891
IHH Healthcare Bhd (b)	17,600	27,205
IJM Corp. Bhd	24,800	18,784
IOI Corp. Bhd	20,000	24,311
IOI Properties Group Bhd	15,700	6,238
Kuala Lumpur Kepong Bhd	4,400	28,530
Malayan Banking Bhd	43,020	117,998
Malaysia Airports Holdings Bhd	6,500	14,899
Maxis Bhd	18,000	26,672
MISC Bhd	12,800	23,254
Nestle (Malaysia) BHD	500	17,573
Petronas Chemicals Group Bhd	20,600	44,279
Petronas Dagangan Bhd	1,900	13,049
Petronas Gas Bhd	6,600	29,877
PPB Group Bhd	4,700	23,009
Press Metal Bhd	10,200	12,451
Public Bank Bhd	27,600	167,092
RHB Capital Bhd	6,900	9,283
SapuraKencana Petroleum Bhd	30,500	4,913
Sime Darby Bhd	20,300	13,755
Sime Darby Plantation Bhd	21,800	30,919
Sime Darby Property Bhd	20,500	7,771
SP Setia Bhd	11,500	9,316
Telekom Malaysia Bhd	8,700	11,708
Tenaga Nasional Bhd	32,300	130,128
UMW Holdings Bhd (a)	3,700	5,747
Westports Holdings Bhd	9,100	7,692
YTL Corp. Bhd	34,500	12,687
YTL Power International Bhd	20,500	4,790

TOTAL MALAYSIA		1,233,002

Malta - 0.0%
Brait SA	2,839	9,810
Mauritius - 0.0%
Golden Agri-Resources Ltd.	54,300	14,079
Mexico - 0.7%
Alfa SA de CV Series A	28,000	35,947
America Movil S.A.B. de CV Series L	314,200	290,813
Banco Santander Mexico SA	16,000	23,715
CEMEX S.A.B. de CV unit	149,780	93,702
Coca-Cola FEMSA S.A.B. de CV Series L	4,300	27,919
Compartamos S.A.B. de CV	7,500	5,995
El Puerto de Liverpool S.A.B. de CV Class C	1,500	10,008
Embotelladoras Arca S.A.B. de CV	5,600	38,705
Fibra Uno Administracion SA de CV	27,200	45,042
Fomento Economico Mexicano S.A.B. de CV unit	18,700	180,760
Gruma S.A.B. de CV Series B	1,935	23,634
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,100	32,246
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,750	31,471
Grupo Bimbo S.A.B. de CV Series A	14,000	32,586
Grupo Carso SA de CV Series A1	3,500	12,576
Grupo Financiero Banorte S.A.B. de CV Series O	22,000	137,656
Grupo Financiero Inbursa S.A.B. de CV Series O	19,700	32,823
Grupo Lala S.A.B. de CV	4,900	6,267
Grupo Mexico SA de CV Series B	33,800	112,359
Grupo Televisa SA de CV	21,600	77,520
Industrias Penoles SA de CV	1,345	28,230
Infraestructura Energetica Nova S.A.B. de CV	4,200	18,489
Kimberly-Clark de Mexico SA de CV Series A	13,400	24,318
Mexichem S.A.B. de CV	9,000	28,114
Promotora y Operadora de Infraestructura S.A.B. de CV	1,765	18,086
Wal-Mart de Mexico SA de CV Series V	50,100	139,220

TOTAL MEXICO		1,508,201

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	25,500	23,711
HKT Trust/HKT Ltd. unit	32,000	42,102

TOTAL MULTI-NATIONAL		65,813

Netherlands - 3.1%
ABN AMRO Group NV GDR	4,103	127,487
AEGON NV	15,386	113,190
AerCap Holdings NV (a)	1,241	64,693
Airbus Group NV	5,282	620,018
Akzo Nobel NV	2,361	213,551
Akzo Nobel NV rights (a)	2,361	5,531
Altice NV:
Class A (a)	4,044	38,765
Class B (a)	691	6,613
ASML Holding NV (Netherlands)	3,528	671,015
CNH Industrial NV	8,886	109,883
EXOR NV	925	68,742
Ferrari NV	1,078	132,848
Fiat Chrysler Automobiles NV	9,947	223,063
Heineken Holding NV	989	100,561
Heineken NV (Bearer)	2,372	250,064
ING Groep NV (Certificaten Van Aandelen)	35,189	592,953
Koninklijke Ahold Delhaize NV	11,828	285,741
Koninklijke Boskalis Westminster NV	821	24,360
Koninklijke DSM NV	1,730	179,291
Koninklijke KPN NV	28,836	89,744
Koninklijke Philips Electronics NV	8,652	366,207
NN Group NV	2,651	127,061
NXP Semiconductors NV (a)	3,112	326,449
QIAGEN NV (Germany) (a)	1,911	62,978
Randstad NV	1,229	79,223
RELX NV	9,129	194,191
Steinhoff International Holdings NV (South Africa)	24,456	3,767
STMicroelectronics NV (France)	5,512	120,356
Unilever NV (Certificaten Van Aandelen) (Bearer)	14,771	846,801
Vopak NV	617	30,474
Wolters Kluwer NV	2,530	136,966

TOTAL NETHERLANDS		6,212,586

New Zealand - 0.1%
Auckland International Airport Ltd.	8,249	37,030
Fisher & Paykel Healthcare Corp.	4,761	42,710
Fletcher Building Ltd.	7,742	34,372
Mercury Nz Ltd.	6,851	15,377
Meridian Energy Ltd.	11,944	24,707
Ryman Healthcare Group Ltd.	3,532	26,342
Spark New Zealand Ltd.	21,285	51,817

TOTAL NEW ZEALAND		232,355

Norway - 0.5%
DNB ASA	9,318	174,259
Gjensidige Forsikring ASA	1,725	27,351
Marine Harvest ASA	3,499	76,175
Norsk Hydro ASA	11,955	74,670
Orkla ASA	7,015	65,006
Schibsted ASA (B Shares)	830	22,348
Statoil ASA	10,711	273,909
Telenor ASA	6,550	144,977
Yara International ASA	1,499	63,344

TOTAL NORWAY		922,039

Pakistan - 0.0%
Habib Bank Ltd.	5,100	8,592
Lucky Cement Ltd.	1,050	6,007
MCB Bank Ltd.	2,900	5,241
Oil & Gas Development Co. Ltd.	7,600	10,964
United Bank Ltd.	3,500	6,090

TOTAL PAKISTAN		36,894

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	12,351	72,662
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	1,625	25,919
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	17,030	22,916
Aboitiz Power Corp.	12,000	8,809
Alliance Global Group, Inc. (a)	31,700	7,997
Ayala Corp.	2,280	42,475
Ayala Land, Inc.	63,200	49,738
Bank of the Philippine Islands (BPI)	13,580	27,528
BDO Unibank, Inc.	17,130	43,516
DMCI Holdings, Inc.	34,200	7,281
Globe Telecom, Inc.	280	8,349
GT Capital Holdings, Inc.	805	16,341
International Container Terminal Services, Inc.	4,330	7,073
JG Summit Holdings, Inc.	24,010	29,622
Jollibee Food Corp.	3,880	21,355
Manila Electric Co.	1,720	10,694
Megaworld Corp.	96,000	8,343
Metro Pacific Investments Corp.	108,500	10,688
Metropolitan Bank & Trust Co.	6,410	10,515
Philippine Long Distance Telephone Co.	765	21,442
Robinsons Land Corp.	15,400	5,319
Security Bank Corp.	1,780	7,179
SM Investments Corp.	2,070	37,489
SM Prime Holdings, Inc.	73,900	48,775
Universal Robina Corp.	7,650	20,793

TOTAL PHILIPPINES		474,237

Poland - 0.3%
Alior Bank SA (a)	836	16,923
Bank Handlowy w Warszawie SA	256	6,054
Bank Millennium SA (a)	4,715	11,486
Bank Polska Kasa Opieki SA	1,386	46,162
Bank Zachodni WBK SA	288	30,475
BRE Bank SA	139	17,005
CD Projekt RED SA	613	21,796
Cyfrowy Polsat SA	1,683	12,304
Dino Polska SA (a)(b)	382	10,339
Grupa Lotos SA	715	11,269
Jastrzebska Spolka Weglowa SA (a)	405	9,557
KGHM Polska Miedz SA (Bearer)	1,269	33,856
LPP SA	11	28,739
NG2 SA	223	16,456
Polish Oil & Gas Co. SA	15,057	26,512
Polska Grupa Energetyczna SA (a)	7,424	22,146
Polski Koncern Naftowy Orlen SA	2,647	67,648
Powszechna Kasa Oszczednosci Bank SA (a)	9,338	111,316
Powszechny Zaklad Ubezpieczen SA	5,289	64,676
Tauron Polska Energia SA (a)	7,435	4,978
Telekomunikacja Polska SA (a)	5,430	8,153
Zaklady Azotowe w Tarnowie-Moscicach SA	344	5,244

TOTAL POLAND		583,094

Portugal - 0.1%
Energias de Portugal SA	24,148	89,700
Galp Energia SGPS SA Class B	4,473	85,966
Jeronimo Martins SGPS SA	2,112	37,084

TOTAL PORTUGAL		212,750

Qatar - 0.1%
Barwa Real Estate Co.	719	6,981
Doha Bank	1,168	8,690
Ezdan Holding Group (a)	7,135	21,967
Industries Qatar QSC (a)	1,352	41,589
Masraf al Rayan	3,443	33,645
Qatar Electricity & Water Co.	217	11,801
Qatar Gas Transport Co. Ltd. (Nakilat)	2,192	8,844
Qatar Insurance Co. SAQ	1,328	13,306
Qatar Islamic Bank	455	13,373
Qatar National Bank SAQ	2,029	84,147
Qatar Telecom (Qtel) Q.S.C. (a)	617	13,421
The Commercial Bank of Qatar	1,557	15,459

TOTAL QATAR		273,223

Russia - 0.8%
Alrosa Co. Ltd.	23,100	32,871
Gazprom OAO	74,660	173,014
Gazprom OAO sponsored ADR (Reg. S)	12,184	56,388
Inter Rao Ues JSC	288,000	18,294
Lukoil PJSC	2,830	186,957
Lukoil PJSC sponsored ADR	1,089	72,745
Magnit OJSC GDR (Reg. S)	3,128	59,401
Magnitogorsk Iron & Steel Works PJSC	17,000	13,142
MMC Norilsk Nickel PJSC	404	69,008
MMC Norilsk Nickel PJSC sponsored ADR	1,346	23,144
Mobile TeleSystems OJSC sponsored ADR	4,427	46,484
Moscow Exchange MICEX-RTS OAO	12,660	24,276
NOVATEK OAO GDR (Reg. S)	892	113,284
Novolipetsk Steel OJSC	10,200	26,104
PhosAgro OJSC GDR (Reg. S)	1,113	16,049
Polyus PJSC	244	15,479
Rosneft Oil Co. OJSC	8,100	49,264
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	14,290
RusHydro PJSC	549,000	6,495
RusHydro PJSC ADR	2,769	3,146
Sberbank of Russia	98,815	352,226
Severstal PAO	1,390	22,336
Severstal PAO GDR (Reg. S)	592	9,454
Surgutneftegas OJSC	35,200	16,456
Surgutneftegas OJSC sponsored ADR	2,955	13,883
Tatneft PAO	11,370	121,161
Tatneft PAO sponsored ADR	513	33,089
VTB Bank OJSC (a)	42,400,000	36,339

TOTAL RUSSIA		1,624,779

Singapore - 0.9%
Ascendas Real Estate Investment Trust	22,200	44,535
CapitaCommercial Trust (REIT)	22,800	31,149
CapitaLand Ltd.	22,400	63,165
CapitaMall Trust	21,100	33,320
City Developments Ltd.	3,600	34,210
ComfortDelgro Corp. Ltd.	19,900	33,587
DBS Group Holdings Ltd.	16,602	383,043
Hutchison Port Holdings Trust	42,700	14,236
Jardine Cycle & Carriage Ltd.	800	20,583
Keppel Corp. Ltd.	12,800	78,504
Oversea-Chinese Banking Corp. Ltd.	29,800	307,792
Sembcorp Industries Ltd.	9,500	21,883
Singapore Airlines Ltd.	4,700	38,349
Singapore Airport Terminal Service Ltd.	6,200	25,763
Singapore Exchange Ltd.	7,200	41,753
Singapore Press Holdings Ltd.	13,900	28,404
Singapore Technologies Engineering Ltd.	13,600	35,589
Singapore Telecommunications Ltd.	79,200	209,492
StarHub Ltd.	5,100	8,700
Suntec (REIT)	22,600	33,220
United Overseas Bank Ltd.	12,803	289,914
UOL Group Ltd.	4,400	29,060
Wilmar International Ltd.	13,500	33,027
Yangzijiang Shipbuilding Holdings Ltd.	19,100	16,679

TOTAL SINGAPORE		1,855,957

South Africa - 1.6%
Anglo American Platinum Ltd.	415	11,137
AngloGold Ashanti Ltd.	3,353	29,971
Aspen Pharmacare Holdings Ltd.	3,313	71,434
Barclays Africa Group Ltd.	6,211	90,974
Bidcorp Ltd.	2,957	67,976
Bidvest Group Ltd.	2,972	58,219
Capitec Bank Holdings Ltd.	355	25,274
Coronation Fund Managers Ltd.	2,309	13,712
Discovery Ltd.	3,290	45,681
Exxaro Resources Ltd.	1,951	17,305
FirstRand Ltd.	29,338	157,120
Fortress (REIT) Ltd.:
Class A	8,672	11,935
Class B	7,117	9,918
Foschini Ltd.	2,019	34,738
Gold Fields Ltd.	7,073	26,853
Growthpoint Properties Ltd.	37,333	86,371
Hyprop Investments Ltd.	2,083	19,017
Imperial Holdings Ltd.	1,315	25,295
Investec Ltd.	2,167	17,094
Kumba Iron Ore Ltd.	499	10,660
Liberty Holdings Ltd.	1,267	13,350
Life Healthcare Group Holdings Ltd.	11,546	27,217
MMI Holdings Ltd.	7,304	13,002
Mondi Ltd.	1,029	30,021
Mr Price Group Ltd.	2,209	48,474
MTN Group Ltd.	17,088	171,507
Naspers Ltd. Class N	4,021	979,594
Nedbank Group Ltd.	2,069	49,342
Netcare Ltd.	7,985	19,883
Novus Holdings Ltd.	58	19
Pick 'n Pay Stores Ltd.	2,835	18,353
Pioneer Foods Ltd.	994	9,667
PSG Group Ltd.	1,166	20,979
Rand Merchant Insurance Holdings Ltd.	6,499	21,523
Redefine Properties Ltd.	47,924	46,056
Remgro Ltd.	4,682	84,293
Resilient Property Income Fund Ltd.	2,300	12,514
RMB Holdings Ltd.	6,259	39,258
Sanlam Ltd.	11,896	75,147
Sappi Ltd.	4,627	29,528
Sasol Ltd.	5,396	192,893
Shoprite Holdings Ltd.	3,743	74,470
Sibanye-Stillwater	13,927	12,208
Spar Group Ltd.	1,661	27,923
Standard Bank Group Ltd.	12,817	219,819
Telkom SA Ltd.	2,243	10,243
Tiger Brands Ltd.	1,488	46,505
Truworths International Ltd.	4,188	34,239
Vodacom Group Ltd.	5,207	65,097
Woolworths Holdings Ltd.	9,001	46,257

TOTAL SOUTH AFRICA		3,270,065

Spain - 2.2%
Abertis Infraestructuras SA	5,973	131,709
ACS Actividades de Construccion y Servicios SA	2,091	88,125
Aena Sme SA (b)	596	123,146
Amadeus IT Holding SA Class A	3,995	292,839
Banco Bilbao Vizcaya Argentaria SA	61,140	494,748
Banco de Sabadell SA	52,699	103,509
Banco Santander SA (Spain)	146,167	948,395
Bankia SA	10,769	47,428
Bankinter SA	5,734	60,104
CaixaBank SA	34,453	167,541
Enagas SA	2,445	71,275
Endesa SA	2,698	63,109
Ferrovial SA	4,211	90,186
Gamesa Corporacion Tecnologica SA	2,158	37,175
Gas Natural SDG SA	3,054	77,116
Grifols SA	2,597	73,229
Iberdrola SA	52,640	407,853
Inditex SA	9,963	310,167
International Consolidated Airlines Group SA	4,580	39,667
International Consolidated Airlines Group SA CDI	828	7,184
MAPFRE SA (Reg.)	9,676	33,699
Red Electrica Corporacion SA	3,872	80,655
Repsol SA	11,781	225,494
Telefonica SA	42,868	436,846

TOTAL SPAIN		4,411,199

Sweden - 1.7%
Alfa Laval AB	2,412	59,965
ASSA ABLOY AB (B Shares)	9,431	198,385
Atlas Copco AB:
(A Shares)	6,315	248,153
(B Shares)	3,313	118,156
Boliden AB	2,853	99,307
Electrolux AB (B Shares)	2,091	55,232
Essity AB Class B	5,306	135,125
Getinge AB (B Shares)	1,993	18,586
H&M Hennes & Mauritz AB (B Shares)	8,297	142,579
Hexagon AB (B Shares)	2,466	143,060
Husqvarna AB (B Shares)	3,659	35,284
ICA Gruppen AB	712	22,157
Industrivarden AB (C Shares)	1,447	30,595
Investor AB (B Shares)	4,273	186,942
Kinnevik AB (B Shares)	1,984	71,846
Lundbergfoeretagen AB	347	23,578
Lundin Petroleum AB	1,585	43,839
Nordea Bank AB	27,863	284,400
Sandvik AB	10,601	181,593
Securitas AB (B Shares)	2,942	47,708
Skandinaviska Enskilda Banken AB (A Shares)	13,261	124,937
Skanska AB (B Shares)	2,877	56,281
SKF AB (B Shares)	3,157	64,192
Svenska Handelsbanken AB (A Shares)	14,594	162,756
Swedbank AB (A Shares)	8,557	186,596
Swedish Match Co. AB	1,518	68,301
Tele2 AB (B Shares)	3,113	40,527
Telefonaktiebolaget LM Ericsson (B Shares)	28,659	218,481
TeliaSonera AB	24,278	119,717
Volvo AB (B Shares)	14,310	243,821

TOTAL SWEDEN		3,432,099

Switzerland - 5.1%
ABB Ltd. (Reg.)	17,059	397,740
Adecco SA (Reg.)	1,412	93,953
Baloise Holdings AG	420	66,836
Barry Callebaut AG	19	34,261
Clariant AG (Reg.)	2,027	47,065
Coca-Cola HBC AG	1,558	52,421
Compagnie Financiere Richemont SA Series A	4,777	454,096
Credit Suisse Group AG	22,422	378,175
Dufry AG	312	44,344
Ems-Chemie Holding AG	70	43,441
Galenica AG	426	67,597
Geberit AG (Reg.)	358	153,387
Givaudan SA	88	197,045
Julius Baer Group Ltd.	2,316	137,451
Kuehne & Nagel International AG	462	72,260
Lafargeholcim Ltd. (Reg.)	4,247	237,249
Lindt & Spruengli AG	1	76,085
Lindt & Spruengli AG (participation certificate)	9	57,941
Lonza Group AG	656	161,650
Nestle SA (Reg. S)	28,083	2,175,593
Novartis AG	20,257	1,559,269
Pargesa Holding SA	405	38,068
Partners Group Holding AG	168	123,160
Roche Holding AG (participation certificate)	6,379	1,417,334
Schindler Holding AG:
(participation certificate)	412	85,476
(Reg.)	178	35,762
SGS SA (Reg.)	55	134,142
Sika AG	22	160,505
Sonova Holding AG Class B	455	75,390
Straumann Holding AG	86	58,794
Swatch Group AG (Bearer)	300	144,854
Swatch Group AG (Bearer) (Reg.)	481	43,028
Swiss Life Holding AG	328	115,346
Swiss Prime Site AG	630	59,154
Swiss Re Ltd.	2,874	274,524
Swisscom AG	228	109,744
UBS Group AG	33,477	566,508
Zurich Insurance Group AG	1,366	436,349

TOTAL SWITZERLAND		10,385,997

Taiwan - 2.7%
Acer, Inc.	23,000	17,510
Advantech Co. Ltd.	3,000	20,559
ASE Industrial Holding Co. Ltd.	29,500	79,444
Asia Cement Corp.	18,000	19,175
Asia Pacific Telecom Co. Ltd. (a)	17,000	5,032
ASUSTeK Computer, Inc.	7,000	65,304
AU Optronics Corp.	77,000	31,695
Catcher Technology Co. Ltd.	6,000	66,423
Cathay Financial Holding Co. Ltd.	72,000	128,922
Chang Hwa Commercial Bank	52,000	29,880
Cheng Shin Rubber Industry Co. Ltd.	19,000	30,583
Chicony Electronics Co. Ltd.	4,000	9,837
China Airlines Ltd. (a)	23,000	8,375
China Development Finance Holding Corp.	115,000	43,404
China Life Insurance Co. Ltd.	24,270	26,249
China Steel Corp.	130,000	102,688
Chinatrust Financial Holding Co. Ltd.	151,000	107,497
Chunghwa Telecom Co. Ltd.	33,000	125,345
Compal Electronics, Inc.	32,000	20,806
Delta Electronics, Inc.	20,000	72,382
E.SUN Financial Holdings Co. Ltd.	79,518	56,132
ECLAT Textile Co. Ltd.	2,000	24,086
EVA Airways Corp.	18,000	9,649
Evergreen Marine Corp. (Taiwan) (a)	17,000	8,584
Far Eastern Textile Ltd.	25,000	23,819
Far EasTone Telecommunications Co. Ltd.	14,000	36,975
Feng Tay Enterprise Co. Ltd.	3,000	13,580
First Financial Holding Co. Ltd.	82,120	56,358
Formosa Chemicals & Fibre Corp.	29,000	106,362
Formosa Petrochemical Corp.	11,000	44,804
Formosa Plastics Corp.	36,000	126,109
Formosa Taffeta Co. Ltd.	6,000	6,772
Foxconn Technology Co. Ltd.	7,000	17,349
Fubon Financial Holding Co. Ltd.	66,000	112,717
Giant Manufacturing Co. Ltd.	2,000	10,139
GlobalWafers Co. Ltd.	2,000	32,208
Highwealth Construction Corp.	7,000	10,758
HIWIN Technologies Corp.	2,000	30,074
Hon Hai Precision Industry Co. Ltd. (Foxconn)	144,000	399,810
Hotai Motor Co. Ltd.	4,000	39,138
HTC Corp. (a)	5,000	10,119
Hua Nan Financial Holdings Co. Ltd.	61,250	36,974
Innolux Corp.	80,000	29,717
Inventec Corp.	19,000	14,370
Largan Precision Co. Ltd.	1,000	116,102
Lite-On Technology Corp.	18,000	23,711
Macronix International Co. Ltd. (a)	16,000	25,373
MediaTek, Inc.	14,000	158,948
Mega Financial Holding Co. Ltd.	94,000	82,837
Micro-Star International Co. Ltd.	5,000	15,588
Nan Ya Plastics Corp.	41,000	112,100
Nanya Technology Corp.	9,000	27,966
Nien Made Enterprise Co. Ltd.	1,000	8,867
Novatek Microelectronics Corp.	5,000	20,950
Pegatron Corp.	17,000	39,565
Phison Electronics Corp.	1,000	9,037
Pou Chen Corp.	19,000	23,719
Powertech Technology, Inc.	6,000	17,145
President Chain Store Corp.	6,000	58,872
Quanta Computer, Inc.	25,000	45,373
Realtek Semiconductor Corp.	3,000	11,325
Ruentex Development Co. Ltd.	7,000	8,367
Ruentex Industries Ltd.	5,000	9,671
Shin Kong Financial Holding Co. Ltd.	71,000	28,805
Sinopac Holdings Co.	105,000	37,719
Standard Foods Corp.	7,000	15,671
Synnex Technology International Corp.	11,000	15,770
TaiMed Biologics, Inc. (a)	1,000	10,376
Taishin Financial Holdings Co. Ltd.	80,257	38,929
Taiwan Business Bank	29,000	8,896
Taiwan Cement Corp.	34,000	46,641
Taiwan Cooperative Financial Holding Co. Ltd.	68,180	39,547
Taiwan High Speed Rail Corp.	13,000	9,968
Taiwan Mobile Co. Ltd.	14,000	51,609
Taiwan Semiconductor Manufacturing Co. Ltd.	223,000	1,695,659
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	202	7,767
TECO Electric & Machinery Co. Ltd.	15,000	12,153
Unified-President Enterprises Corp.	48,000	115,315
United Microelectronics Corp.	106,000	57,062
Vanguard International Semiconductor Corp.	7,000	14,164
Win Semiconductors Corp.	3,000	22,455
Winbond Electronics Corp.	23,000	14,052
Wistron Corp.	20,000	15,876
WPG Holding Co. Ltd.	15,000	20,149
Yageo Corp.	2,000	41,848
Yuanta Financial Holding Co. Ltd.	93,000	44,306

TOTAL TAIWAN		5,447,966

Thailand - 0.6%
Advanced Info Service PCL	2,300	15,139
Advanced Info Service PCL (For. Reg.)	8,800	57,922
Airports of Thailand PCL (For. Reg.)	36,200	81,427
Bangkok Bank PCL (For. Reg.)	2,300	14,652
Bangkok Dusit Medical Services PCL (For. Reg.)	34,800	24,782
Bangkok Expressway and Metro PCL	69,900	17,125
Banpu PCL (For. Reg.)	15,900	9,705
Berli Jucker PCL (For. Reg)	10,900	20,572
BTS Group Holdings PCL	57,300	16,147
Bumrungrad Hospital PCL (For. Reg.)	3,300	19,806
C.P. ALL PCL	5,500	15,128
C.P. ALL PCL (For. Reg.)	42,600	117,171
Central Pattana PCL (For. Reg.)	11,300	28,827
Charoen Pokphand Foods PCL (For. Reg.)	28,100	21,681
Delta Electronics PCL (For. Reg.)	4,400	9,363
Electricity Generating PCL (For. Reg.)	1,000	7,048
Energy Absolute PCL	8,700	9,835
Glow Energy PCL (For. Reg.)	4,000	10,893
Home Product Center PCL (For. Reg.)	30,400	14,378
Indorama Ventures PCL (For. Reg.)	13,900	26,374
IRPC PCL (For. Reg.)	77,600	17,263
Kasikornbank PCL	9,400	59,578
Kasikornbank PCL (For. Reg.)	9,000	57,043
KCE Electronics PCL	2,300	4,977
Krung Thai Bank PCL (For. Reg.)	33,300	19,123
Minor International PCL (For. Reg.)	20,000	25,399
PTT Exploration and Production PCL (For. Reg.)	12,500	52,955
PTT Global Chemical PCL (For. Reg.)	19,500	60,248
PTT PCL (For. Reg.)	91,000	161,883
Robinsons Department Store PCL (For. Reg.)	4,500	9,353
Siam Cement PCL	1,000	14,787
Siam Cement PCL (For. Reg.)	3,500	51,755
Siam Commercial Bank PCL (For. Reg.)	15,800	65,425
Thai Oil PCL (For. Reg.)	9,600	28,570
Thai Union Frozen Products PCL (For. Reg.)	15,300	8,701
TMB PCL (For. Reg.)	84,800	6,315
True Corp. PCL (For. Reg.)	76,800	18,470

TOTAL THAILAND		1,199,820

Turkey - 0.2%
Akbank T.A.S.	20,003	41,660
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,613	10,578
Arcelik A/S	2,523	11,230
Aselsan A/S	1,550	9,616
Bim Birlesik Magazalar A/S JSC	1,882	31,945
Coca-Cola Icecek Sanayi A/S	601	5,317
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	15,425	9,227
Eregli Demir ve Celik Fabrikalari T.A.S.	13,079	32,713
Ford Otomotiv Sanayi A/S	599	8,280
Haci Omer Sabanci Holding A/S	7,564	17,913
Koc Holding A/S	6,568	22,184
Petkim Petrokimya Holding A/S	6,218	10,991
TAV Havalimanlari Holding A/S	1,254	6,724
Tofas Turk Otomobil Fabrikasi A/S	959	5,907
Tupras Turkiye Petrol Rafinerileri A/S	1,034	26,346
Turk Hava Yollari AO (a)	4,929	20,276
Turk Sise ve Cam Fabrikalari A/S	5,790	6,428
Turk Telekomunikasyon (a)	3,973	6,142
Turkcell Iletisim Hizmet A/S	9,956	34,215
Turkiye Garanti Bankasi A/S	20,602	46,711
Turkiye Halk Bankasi A/S	4,804	9,780
Turkiye Is Bankasi A/S Series C	13,111	19,882
Turkiye Vakiflar Bankasi TAO	5,954	8,750
Ulker Biskuvi Sanayi A/S	1,181	6,193
Yapi ve Kredi Bankasi A/S (a)	6,624	6,490

TOTAL TURKEY		415,498

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	17,224	32,965
Aldar Properties PJSC	50,868	29,082
Damac Properties Dubai Co. PJSC (a)	13,924	10,500
DP World Ltd.	1,482	32,975
Dubai Investments Ltd.	12,562	6,498
Dubai Islamic Bank Pakistan Ltd.	11,067	16,571
Dubai Parks and Resorts PJSC (a)	20,704	2,176
Emaar Malls Group PJSC (a)	14,901	9,006
Emaar Properties PJSC	31,210	49,196
Emirates Telecommunications Corp.	15,127	70,628
National Bank of Abu Dhabi PJSC	12,411	41,898

TOTAL UNITED ARAB EMIRATES		301,495

United Kingdom - 11.1%
3i Group PLC	9,423	122,150
Admiral Group PLC	1,700	46,644
Anglo American PLC (United Kingdom)	12,395	291,695
Antofagasta PLC	3,371	45,128
Ashtead Group PLC	4,808	134,568
Associated British Foods PLC	3,090	115,028
AstraZeneca PLC (United Kingdom)	11,590	811,328
Auto Trader Group PLC (b)	8,217	39,927
Aviva PLC	36,540	265,488
Babcock International Group PLC	2,357	23,876
BAE Systems PLC	29,383	246,530
Barclays PLC	155,430	443,147
Barratt Developments PLC	8,798	67,586
Berkeley Group Holdings PLC	1,143	64,076
BHP Billiton PLC	19,571	417,301
BP PLC	178,879	1,328,707
BP PLC sponsored ADR	219	9,765
British American Tobacco PLC (United Kingdom)	20,918	1,147,300
British Land Co. PLC	8,222	76,110
BT Group PLC	78,143	268,213
Bunzl PLC	2,938	85,385
Burberry Group PLC	3,676	92,283
Capita Group PLC	5,367	14,153
Carnival PLC	1,624	105,552
Centrica PLC	48,505	102,703
Cobham PLC (a)	20,400	32,325
Coca-Cola European Partners PLC	1,951	76,479
Compass Group PLC	14,504	311,495
ConvaTec Group PLC (b)	11,280	33,729
Croda International PLC	1,160	71,241
Diageo PLC	22,508	802,966
Direct Line Insurance Group PLC	11,724	60,414
easyJet PLC	1,361	29,792
Fresnillo PLC	1,894	33,245
G4S PLC (United Kingdom)	13,619	48,542
GKN PLC	14,700	93,340
GlaxoSmithKline PLC	44,984	902,252
Hammerson PLC	7,069	53,428
Hargreaves Lansdown PLC	2,242	55,234
HSBC Holdings PLC (United Kingdom)	180,832	1,800,360
IMI PLC	2,328	34,998
Imperial Tobacco Group PLC	9,039	324,104
InterContinental Hotel Group PLC	1,567	98,998
Intertek Group PLC	1,400	94,461
Investec PLC	5,762	45,803
ITV PLC	32,730	68,333
J Sainsbury PLC	14,042	59,735
John Wood Group PLC	6,015	47,085
Johnson Matthey PLC	1,721	78,045
Kingfisher PLC	18,203	75,914
Land Securities Group PLC	6,497	88,407
Legal & General Group PLC	55,108	204,841
Lloyds Banking Group PLC	647,469	574,271
London Stock Exchange Group PLC	2,726	161,374
Marks & Spencer Group PLC	14,052	55,562
Mediclinic International PLC	603	5,597
Mediclinic International PLC	2,642	24,406
Meggitt PLC	8,662	56,334
Melrose Industries PLC	21,923	68,814
Merlin Entertainments PLC (b)	6,181	31,298
Micro Focus International PLC	3,674	63,351
Mondi PLC	3,224	89,924
National Grid PLC	30,898	358,504
Next PLC	1,297	93,850
Old Mutual PLC	43,109	149,320
Pearson PLC	8,258	94,675
Persimmon PLC	3,074	114,898
Prudential PLC	23,465	603,380
Reckitt Benckiser Group PLC	6,127	480,651
RELX PLC	10,061	215,313
Rio Tinto PLC	11,118	605,997
Rolls-Royce Holdings PLC	15,646	180,935
Royal Bank of Scotland Group PLC (a)	34,117	126,342
Royal Dutch Shell PLC:
Class A	582	20,366
Class A (United Kingdom)	40,534	1,410,227
Class A sponsored ADR	115	8,039
Class B (United Kingdom)	34,106	1,217,545
Royal Mail PLC	7,959	63,683
RSA Insurance Group PLC	8,746	79,155
Sage Group PLC	9,445	82,595
Schroders PLC	1,056	47,990
Scottish & Southern Energy PLC	9,671	183,542
Segro PLC	8,577	76,303
Severn Trent PLC	2,020	53,950
SKY PLC	9,819	186,276
Smith & Nephew PLC	8,428	161,405
Smiths Group PLC	4,209	92,568
St. James's Place Capital PLC	4,599	71,957
Standard Chartered PLC (United Kingdom)	30,336	320,327
Standard Life PLC	26,040	130,957
Taylor Wimpey PLC	28,218	74,491
Tesco PLC	89,278	289,166
The Weir Group PLC	2,449	72,016
Travis Perkins PLC	2,085	36,426
Unilever PLC	11,197	628,063
United Utilities Group PLC	7,201	73,678
Vodafone Group PLC	241,332	704,259
Vodafone Group PLC sponsored ADR	110	3,235
Whitbread PLC	1,617	95,300
WM Morrison Supermarkets PLC	23,406	78,334

TOTAL UNITED KINGDOM		22,406,858

United States of America - 0.1%
Southern Copper Corp.	767	40,505
Yum China Holdings, Inc.	3,805	162,702

TOTAL UNITED STATES OF AMERICA		203,207

TOTAL COMMON STOCKS
(Cost $195,450,138)		195,454,444

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Banco Bradesco SA (PN)	32,092	316,688
Braskem SA (PN-A)	1,500	19,546
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,700	11,064
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,300	29,216
Companhia Energetica de Minas Gerais (CEMIG) (PN)	7,800	18,836
Gerdau SA	9,100	43,250
Itau Unibanco Holding SA	30,800	448,478
Itausa-Investimentos Itau SA (PN)	35,100	136,364
Lojas Americanas SA (PN)	6,100	34,738
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	35,300	231,457
Telefonica Brasil SA	3,900	54,706

TOTAL BRAZIL		1,344,343

Chile - 0.0%
Embotelladora Andina SA Class B	2,064	10,263
Sociedad Quimica y Minera de Chile SA (PN-B)	819	44,733

TOTAL CHILE		54,996

Colombia - 0.1%
Bancolombia SA (PN)	5,401	64,029
Grupo Aval Acciones y Valores SA	27,156	11,940
Grupo de Inversiones Suramerica SA (a)	1,181	15,346

TOTAL COLOMBIA		91,315

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	513	49,684
Fuchs Petrolub AG	610	32,810
Henkel AG & Co. KGaA	1,674	213,068
Porsche Automobil Holding SE (Germany)	1,324	113,199
Volkswagen AG	1,694	351,529

TOTAL GERMANY		760,290

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	54,115	46,594
Korea (South) - 0.2%
AMOREPACIFIC Corp.	112	18,668
Hyundai Motor Co.	216	20,775
Hyundai Motor Co. Series 2	539	57,880
LG Chemical Ltd.	204	39,241
LG Household & Health Care Ltd.	20	14,380
Samsung Electronics Co. Ltd.	154	303,996

TOTAL KOREA (SOUTH)		454,940

Russia - 0.0%
AK Transneft OAO	4	10,954
Surgutneftegas OJSC	57,100	28,100

TOTAL RUSSIA		39,054

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	1,021,477	1,406
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,770,685)		2,792,938

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.74% (d)
(Cost $5,172,290)	5,171,256	5,172,290
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $203,393,113)		203,419,672
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(587,539)
NET ASSETS - 100%		$202,832,133

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	32	June 2018	$3,242,400	$(1,010)	$(1,010)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	19	June 2018	1,094,590	(3,850)	(3,850)
TME S&P/TSX 60 Index Contracts (Canada)	2	June 2018	286,584	7,096	7,096
TOTAL FUTURES CONTRACTS					$2,236

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $884,351.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,081,365 or 0.5% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,948
Total	$9,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$22,596,939	$13,745,505	$8,851,434	$--
Consumer Staples	18,529,515	8,885,819	9,643,696	--
Energy	14,121,240	5,476,318	8,644,922	--
Financials	45,870,735	20,676,870	25,193,865	--
Health Care	15,067,327	4,378,426	10,688,901	--
Industrials	23,311,278	16,117,606	7,169,929	23,743
Information Technology	22,802,490	12,631,715	10,158,121	12,654
Materials	16,024,987	9,303,572	6,721,415	--
Real Estate	6,351,949	2,632,609	3,719,340	--
Telecommunication Services	7,847,198	1,635,138	6,212,060	--
Utilities	5,723,724	3,369,800	2,353,924	--
Money Market Funds	5,172,290	5,172,290	--	--
Total Investments in Securities:	$203,419,672	$104,025,668	$99,357,607	$36,397
Derivative Instruments:
Assets
Futures Contracts	$7,096	$7,096	$--	$--
Total Assets	$7,096	$7,096	$--	$--
Liabilities
Futures Contracts	$(4,860)	$(4,860)	$--	$--
Total Liabilities	$(4,860)	$(4,860)	$--	$--
Total Derivative Instruments:	$2,236	$2,236	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,382,761
Level 2 to Level 1	$1,072,480

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,096	$(4,860)
Total Equity Risk	7,096	(4,860)
Total Value of Derivatives	$7,096	$(4,860)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $198,220,823)	$198,247,382
Fidelity Central Funds (cost $5,172,290)	5,172,290
Total Investment in Securities (cost $203,393,113)		$203,419,672
Segregated cash with brokers for derivative instruments		485,041
Foreign currency held at value (cost $709,969)		703,001
Receivable for investments sold
Regular delivery		47,143
Delayed delivery		3,185
Receivable for fund shares sold		910,742
Dividends receivable		273,166
Distributions receivable from Fidelity Central Funds		7,336
Total assets		205,849,286
Liabilities
Payable for investments purchased	$2,672,831
Payable for fund shares redeemed	277,906
Payable for daily variation margin on futures contracts	19,924
Other payables and accrued expenses	46,492
Total liabilities		3,017,153
Net Assets		$202,832,133
Net Assets consist of:
Paid in capital		$202,362,073
Undistributed net investment income		509,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6)
Net Assets, for 16,993,770 shares outstanding		$202,832,133
Net Asset Value, offering price and redemption price per share ($202,832,133 ÷ 16,993,770 shares)		$11.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$594,019
Interest		201
Income from Fidelity Central Funds		9,948
Income before foreign taxes withheld		604,168
Less foreign taxes withheld		(71,222)
Total income		532,946
Expenses
Independent trustees' fees and expenses	$17
Miscellaneous	12
Total expenses		29
Net investment income (loss)		532,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16)	49,262
Foreign currency transactions	(17,615)
Futures contracts	(57,158)
Total net realized gain (loss)		(25,511)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $19,365)	(488,740)
Assets and liabilities in foreign currencies	(9,181)
Futures contracts	1,408
Total change in net unrealized appreciation (depreciation)		(496,513)
Net gain (loss)		(522,024)
Net increase (decrease) in net assets resulting from operations		$10,893

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period March 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,917	$72,820
Net realized gain (loss)	(25,511)	19,778
Change in net unrealized appreciation (depreciation)	(496,513)	496,507
Net increase (decrease) in net assets resulting from operations	10,893	589,105
Distributions to shareholders from net investment income	(96,489)	–
Distributions to shareholders from net realized gain	(33,449)	–
Total distributions	(129,938)	–
Share transactions
Proceeds from sales of shares	200,809,661	8,252,553
Reinvestment of distributions	129,938	–
Cost of shares redeemed	(5,980,985)	(849,094)
Net increase (decrease) in net assets resulting from share transactions	194,958,614	7,403,459
Total increase (decrease) in net assets	194,839,569	7,992,564
Net Assets
Beginning of period	7,992,564	–
End of period	$202,832,133	$7,992,564
Other Information
Undistributed net investment income end of period	$509,248	$72,820
Shares
Sold	16,804,045	751,698
Issued in reinvestment of distributions	11,202	–
Redeemed	(499,407)	(73,768)
Net increase (decrease)	16,315,840	677,930

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.19
Net realized and unrealized gain (loss)	.12	1.60
Total from investment operations	.35	1.79
Distributions from net investment income	(.15)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.20)	–
Net asset value, end of period	$11.94	$11.79
Total ReturnC	3.04%	17.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %F
Expenses net of fee waivers, if any	- %F	- %F
Expenses net of all reductions	- %F	- %F
Net investment income (loss)	4.01%F	2.64%F
Supplemental Data
Net assets, end of period (000 omitted)	$202,832	$7,993
Portfolio turnover rateG	14%F,H	18%F

 A For the period March 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,786,355
Gross unrealized depreciation	(3,744,537)
Net unrealized appreciation (depreciation)	$41,818
Tax cost	$203,380,090

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $38,748,810 and $997,147, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $181,394,706 in exchange for 15,179,473 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	- %-C	$1,000.00	$1,030.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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Fidelity® Total International Index Fund Investor Class and Premium Class Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1
Nestle SA (Reg. S) (Switzerland, Food Products)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.6
7.9

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.0
Industrials	12.7
Consumer Discretionary	11.9
Information Technology	10.6
Consumer Staples	8.7
Materials	8.0
Health Care	7.1
Energy	6.8
Real Estate	4.1
Telecommunication Services	3.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	17.3%
United Kingdom	11.2%
France	6.4%
Germany	6.3%
Canada	6.2%
Switzerland	4.9%
Australia	4.4%
Cayman Islands	4.3%
Korea (South)	3.9%
Other*	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.0

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 4.4%
360 Capital Industrial Fund	999	$1,886
Abacus Property Group unit	2,727	7,399
Accent Group Ltd.	1,212	1,139
Adelaide Brighton Ltd.	18,053	87,099
AGL Energy Ltd.	26,910	438,564
ALS Ltd.	25,714	150,066
Altium Ltd.	5,371	81,566
Alumina Ltd.	108,717	213,996
Amcor Ltd.	48,431	499,080
AMP Ltd.	118,062	357,394
Ansell Ltd.	5,788	113,086
APA Group unit	44,385	277,859
APN News & Media Ltd.	14,469	25,429
APN Outdoor Group Ltd.	16,583	67,908
ARB Corp. Ltd.	8,281	129,165
Ardent Leisure Group unit	13,116	18,571
Aristocrat Leisure Ltd.	23,540	472,226
Asaleo Care Ltd.	2,008	1,953
ASX Ltd.	7,313	321,500
Aurizon Holdings Ltd.	92,761	312,163
Austal Ltd.	24,631	32,680
Australia & New Zealand Banking Group Ltd.	120,015	2,412,566
Australian Agricultural Co. Ltd. (a)	4,710	3,886
Australian Pharmaceutical Industries Ltd.	4,913	4,989
Automotive Holdings Group Ltd.	2,148	5,439
Babcock & Brown Wind Partners (a)	22,022	11,412
Bank of Queensland Ltd.	19,792	149,119
Bapcor Ltd.	5,594	24,681
Beach Energy Ltd.	66,766	78,744
Bega Cheese Ltd.	7,332	39,077
Bellamy's Australia Ltd. (a)	3,737	50,624
Bendigo & Adelaide Bank Ltd.	22,123	176,082
BHP Billiton Ltd.	132,376	3,088,233
Blackmores Ltd.	648	57,358
BlueScope Steel Ltd.	23,992	294,849
Boral Ltd.	49,588	255,194
Brambles Ltd.	64,254	475,427
Breville Group Ltd.	3,281	28,003
Brickworks Ltd.	3,884	46,578
BT Investment Management Ltd.	5,921	40,678
BWP Trust	13,548	31,843
Caltex Australia Ltd.	12,533	291,452
Carsales.com Ltd.	13,044	140,006
Challenger Ltd.	23,687	191,509
Charter Hall Group unit	16,947	75,004
Charter Hall Long Wale REIT unit	5,867	18,011
Charter Hall Retail REIT	4,482	13,282
Cimic Group Ltd.	4,172	141,968
Coca-Cola Amatil Ltd.	26,226	183,061
Cochlear Ltd.	2,135	310,706
Commonwealth Bank of Australia	72,300	3,892,952
Computershare Ltd.	17,729	225,540
Corporate Travel Management Ltd.	2,449	45,597
Costa Group Holdings Ltd.	19,396	105,723
Credit Corp. Group Ltd.	3,751	50,474
Cromwell Property Group unit	19,567	15,926
Crown Ltd.	17,418	169,058
CSL Ltd.	18,746	2,401,157
CSR Ltd.	34,399	145,143
DEXUS Property Group unit	47,871	340,437
Domain Holdings Australia Ltd.	4,825	11,187
Dominos Pizza Enterprises Ltd.	2,092	66,227
Downer EDI Ltd.	30,890	158,984
DuluxGroup Ltd.	11,077	64,403
Eclipx Group Ltd.	20,177	49,148
Estia Health Ltd.	5,345	14,245
Evolution Mining Ltd.	57,818	138,211
FKP Property Group unit	11,567	22,717
Flexigroup Ltd.	24,844	38,414
Flight Centre Travel Group Ltd.	2,726	114,197
Folkestone Education Trust	954	2,052
Fortescue Metals Group Ltd.	65,343	221,700
G8 Education Ltd.	15,862	26,947
Galaxy Resources Ltd. (a)(b)	17,639	40,001
Gateway Lifestyle Holdings Pty Ltd. unit	11,967	17,852
GDI Property Group unit	5,098	4,792
Genworth Mortgage Insurance Ltd.	21,812	37,984
Goodman Group unit	71,312	485,174
GrainCorp Ltd.	13,794	91,785
Greencross Ltd.	445	1,774
Growthpoint Properties Australia Ltd.	1,348	3,480
GUD Holdings Ltd.	1,514	14,383
GWA Group Ltd.	15,587	45,002
Hansen Technologies Ltd.	12,222	39,385
Harvey Norman Holdings Ltd.	35,366	93,224
Healthscope Ltd.	87,675	159,738
IDP Education Ltd.	4,639	26,661
Iluka Resources Ltd.	23,622	207,375
Incitec Pivot Ltd.	72,390	206,002
Independence Group NL	28,450	109,448
Inghams Group Ltd.	8,510	24,011
Insurance Australia Group Ltd.	95,199	563,570
Investa Office Fund unit	33,490	110,314
Invocare Ltd.	6,597	64,473
IOOF Holdings Ltd.	8,929	59,965
IPH Ltd.	12,190	33,429
Iress Ltd.	12,570	98,609
Japara Healthcare Ltd.	589	841
JB Hi-Fi Ltd.	7,750	149,417
John Fairfax Holdings Ltd.	133,759	71,596
Karoon Gas Australia Ltd. (a)	1,197	1,136
Lendlease Group unit	22,239	298,255
Link Administration Holdings Ltd.	15,598	97,056
Lynas Corp. Ltd. (a)	24,884	47,956
Macquarie Atlas Roads Group unit	26,503	128,146
Macquarie Group Ltd.	12,927	1,052,752
Magellan Financial Group Ltd.	5,722	99,966
Mantra Group Ltd.	10,722	31,840
Mayne Pharma Group Ltd. (a)	85,853	43,767
McMillan Shakespeare Ltd.	3,134	39,600
Medibank Private Ltd.	126,941	278,986
Mesoblast Ltd. (a)	3,999	4,396
Metcash Ltd.	47,236	127,495
Mineral Resources Ltd.	7,162	95,906
Mirvac Group unit	139,142	233,505
Monadelphous Group Ltd.	7,750	93,734
Myer Holdings Ltd.	14,173	4,093
MYOB Group Ltd.	32,308	78,776
Nanosonics Ltd. (a)	18,193	32,762
National Australia Bank Ltd.	110,583	2,403,969
National Storage (REIT) unit	1,548	1,859
Navitas Ltd.	20,533	65,743
Newcrest Mining Ltd.	31,904	505,677
NEXTDC Ltd. (a)	20,114	103,301
Nine Entertainment Co. Holdings Ltd.	35,938	63,640
Northern Star Resources Ltd.	28,206	134,613
Nufarm Ltd.	19,264	131,674
oOh!media Ltd.	510	1,862
Orica Ltd.	14,174	211,180
Origin Energy Ltd. (a)	71,884	524,809
Orocobre Ltd. (a)	9,603	40,150
Orora Ltd.	69,837	175,154
OZ Minerals Ltd.	9,982	68,886
Pact Group Holdings Ltd. (c)	2,344	9,981
Perpetual Trustees Australia Ltd.	1,277	38,525
Pilbara Minerals Ltd. (a)(b)	50,212	34,259
Platinum Asset Management Ltd.	6,911	29,316
Premier Investments Ltd.	9,493	112,088
Primary Health Care Ltd.	35,390	100,894
QBE Insurance Group Ltd.	58,265	435,157
Qube Holdings Ltd.	74,713	128,767
Quintis Ltd. (a)(d)	790	0
Ramsay Health Care Ltd.	5,167	251,197
realestate.com.au Ltd.	2,889	174,905
Regis Healthcare Ltd.	290	833
Regis Resources Ltd.	17,336	61,176
Reliance Worldwide Corp. Ltd.	31,595	112,121
Resolute Mng Ltd.	38,705	33,055
Retail Food Group Ltd.	1,163	805
Rio Tinto Ltd.	17,174	1,022,096
Sandfire Resources NL	7,992	47,300
Santos Ltd. (a)	77,600	357,411
Saracen Mineral Holdings Ltd. (a)	53,513	75,225
Scentre Group unit	219,373	663,058
SEEK Ltd.	14,225	206,915
Select Harvests Ltd.	5,638	26,397
Seven Group Holdings Ltd.	6,774	92,369
Shopping Centres Australasia Property Group unit	15,213	27,169
Sigma Healthcare Ltd.	31,213	18,137
Sims Metal Management Ltd.	9,684	117,038
Sirtex Medical Ltd.	3,431	71,756
Smartgroup Corp. Ltd.	2,759	22,478
Sonic Healthcare Ltd.	15,920	282,265
South32 Ltd.	220,573	612,095
Southern Cross Media Group Ltd.	34,197	29,611
SP AusNet	56,286	72,659
Spark Infrastructure Group unit	90,564	159,683
SpeedCast International Ltd.	9,792	43,491
St Barbara Ltd.	27,260	86,967
Steadfast Group Ltd.	20,335	41,871
Stockland Corp. Ltd. unit	103,532	321,820
Suncorp Group Ltd.	52,773	555,051
Super Retail Group Ltd.	6,031	32,607
Sydney Airport unit	42,575	227,950
Syrah Resources Ltd. (a)	14,130	33,830
Tabcorp Holdings Ltd.	73,206	240,727
Tassal Group Ltd.	1,218	3,548
Technology One Ltd.	15,556	57,782
Telstra Corp. Ltd.	161,792	384,681
The GPT Group unit	79,984	290,031
The Star Entertainment Group Ltd.	36,093	142,830
Tox Free Solutions Ltd.	2,376	6,148
TPG Telecom Ltd.	20,251	84,944
Transpacific Industries Group Ltd.	87,115	103,453
Transurban Group unit	91,396	796,398
Treasury Wine Estates Ltd.	30,165	430,877
Vicinity Centers unit	144,364	264,327
Village Roadshow Ltd. (a)	338	549
Virtus Health Ltd.	1,474	6,251
Viva Energy REIT unit (c)	6,394	9,694
Vocus Group Ltd.	29,228	53,717
Washington H. Soul Pattinson & Co. Ltd.	8,475	123,608
Webjet Ltd.	6,126	50,460
Wesfarmers Ltd.	46,661	1,535,128
West Australian Newspapers Holdings Ltd.	7,448	3,098
Western Areas NL	25,883	66,650
Westfield Corp. unit (a)	81,137	560,671
Westgold Resources Ltd. (a)	892	987
Westpac Banking Corp.	139,805	3,003,076
Whitehaven Coal Ltd.	25,235	87,017
WiseTech Global Ltd.	3,275	24,597
Woodside Petroleum Ltd.	39,759	963,500
Woolworths Group Ltd.	52,893	1,106,298
WorleyParsons Ltd.	8,949	109,077

TOTAL AUSTRALIA		47,834,330

Austria - 0.3%
ams AG	2,579	214,388
Andritz AG	2,985	160,625
Austria Technologie & Systemtechnik AG	1,807	44,843
BUWOG AG	1,098	38,505
CA Immobilien Anlagen AG	3,151	109,360
DO & CO Restaurants & Catering AG	329	20,461
Erste Group Bank AG	12,640	619,721
EVN AG	1,673	34,305
IMMOFINANZ Immobilien Anlagen AG	45,009	118,163
Lenzing AG	763	89,237
Oesterreichische Post AG	1,485	71,480
OMV AG	6,015	374,081
PORR AG	109	3,883
Raiffeisen International Bank-Holding AG	6,352	214,779
S IMMO AG	1,268	25,112
S&T AG	2,046	52,874
Schoeller-Bleckmann Oilfield Equipment AG	436	54,178
Telekom Austria AG	5,047	48,149
UNIQA Insurance Group AG	7,655	91,795
Vienna Insurance Group AG	4,167	135,765
Voestalpine AG	4,481	236,526
Wienerberger AG	5,103	128,794
Zumtobel AG	292	2,645

TOTAL AUSTRIA		2,889,669

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	6,852	135,837
Schroder (REIT) Ltd.	2,240	1,884
Standard Life Investment Property Income Trust Ltd.	929	1,202
Stobart Group Ltd.	9,513	31,956

TOTAL BAILIWICK OF GUERNSEY		170,879

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	29,472	74,372
Centamin PLC	69,901	150,845
Experian PLC	36,200	829,422
Glencore Xstrata PLC	501,727	2,422,382
IWG PLC	28,186	96,155
Petrofac Ltd.	15,286	127,023
Randgold Resources Ltd.	3,587	290,847
Shire PLC	37,660	2,005,392
UBM PLC	14,761	196,712
Wolseley PLC	9,828	754,986
WPP PLC	52,965	908,886

TOTAL BAILIWICK OF JERSEY		7,857,022

Belgium - 0.8%
Ablynx NV (a)	3,227	174,504
Ackermans & Van Haaren SA	1,294	234,083
Aedifica SA	286	25,972
Ageas	7,405	397,484
Agfa-Gevaert NV (a)	13,944	49,910
Anheuser-Busch InBev SA NV	31,862	3,182,780
Barco NV	298	38,578
Befimmo SCA Sicafi	370	24,038
Bekaert SA	2,466	103,871
Bpost SA	3,768	82,678
Cofinimmo SA	1,456	193,409
Colruyt NV	3,012	169,789
Compagnie D'entreprises CFE SA	465	58,624
D'ieteren SA	2,258	96,146
Econocom Group SA	8,036	51,918
Elia System Operator SA/NV	1,311	82,958
Euronav NV	7,121	57,744
EVS Broadcast Equipment SA	346	11,386
Fagron NV (a)	2,217	38,285
Galapagos Genomics NV (a)	1,837	164,602
Gimv NV	291	17,465
Groupe Bruxelles Lambert SA	2,774	318,105
Ion Beam Applications SA	586	12,023
KBC Ancora	1,298	78,765
KBC Groep NV	10,233	894,674
Kinepolis Group NV	846	59,152
Melexis NV	695	66,345
Nyrstar NV (a)	3,127	21,675
Ontex Group NV	3,196	82,130
Orange Belgium	576	11,978
Proximus	6,691	205,476
Sofina SA	1,152	201,439
Solvay SA Class A	3,001	418,935
Telenet Group Holding NV (a)	2,889	169,414
Tessenderlo Group (a)	1,881	79,048
UCB SA	5,575	422,524
Umicore SA	8,793	491,208
Van de Velde	142	5,873
Warehouses de Pauw	857	105,561
Warehouses de Pauw rights (a)	367	1,994

TOTAL BELGIUM		8,902,543

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	4,358
Alibaba Health Information Technology Ltd. (a)	90,000	45,259
Alibaba Pictures Group Ltd. (a)	440,000	49,564
Beijing Enterprises Water Group Ltd.	290,000	168,369
BEP International Holdings Ltd. (a)	110,000	1,545
Borr Drilling Ltd. (a)(b)	19,796	91,302
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,969
Brilliance China Automotive Holdings Ltd.	124,000	220,784
BW LPG Ltd. (a)(c)	821	2,868
BW Offshore Ltd. (a)	3,569	19,530
C C Land Holdings Ltd.	30,000	6,841
C.banner International Holdings Ltd. (a)	19,000	5,889
Cafe de Coral Holdings Ltd.	6,000	14,732
Carnival Group International Holdings Ltd. (a)	125,000	5,484
Cheung Kong Infrastructure Holdings Ltd.	22,500	177,579
China Foods Ltd.	6,000	2,754
China Gas Holdings Ltd.	68,800	243,805
China Innovationpay Group Ltd. (a)	216,000	19,975
China Oil & Gas Group Ltd.	360,000	26,890
China Resource Gas Group Ltd.	44,000	161,815
China Trustful Group Ltd. (a)	4,000	1,572
China Water Affairs Group Ltd.	40,000	37,962
Chow Sang Sang Holdings International Ltd.	2,000	4,386
CITIC Resources Holdings Ltd.	16,000	1,802
CMBC Capital Holdings Ltd.	600,000	47,051
Cosco Shipping Ports Ltd.	64,311	56,560
Credicorp Ltd. (United States)	2,836	659,342
Digital China Holdings Ltd. (H Shares) (a)	21,261	12,117
Digital Domain Holdings Ltd. (a)	470,000	9,826
Emperor International Holding Ltd.	54,000	16,381
Esprit Holdings Ltd. (a)	52,400	18,105
FDG Electric Vehicles Ltd. (a)	505,000	15,777
Frontline Ltd.	824	3,566
G-Resources Group Ltd. (a)	138,000	1,139
GCL New Energy Holdings Ltd. (a)	476,000	26,402
Giordano International Ltd.	56,000	34,220
Global Brands Group Holding Ltd. (a)	142,000	6,998
Golden Ocean Group Ltd.	5,388	43,555
GOME Electrical Appliances Holdings Ltd.	373,000	40,122
Great Eagle Holdings Ltd.	6,080	30,712
GZI Transport Ltd.	72,000	54,291
Haier Electronics Group Co. Ltd.	58,000	200,667
HengTen Networks Group Ltd. (a)	892,000	34,278
Hiscox Ltd.	11,430	234,304
Hoegh LNG Holdings Ltd.	550	3,205
Hongkong Land Holdings Ltd.	48,000	346,908
Hopson Development Holdings Ltd.	44,000	46,809
Huabao International Holdings Ltd.	41,000	26,112
Huanxi Media Group Ltd. (a)	10,000	2,543
Jardine Matheson Holdings Ltd.	8,645	523,487
Jardine Strategic Holdings Ltd.	9,566	362,029
Johnson Electric Holdings Ltd.	31,000	107,927
K Wah International Holdings Ltd.	76,902	47,204
Kerry Logistics Network Ltd.	15,500	23,669
Kerry Properties Ltd.	39,500	188,831
Kingston Financial Group Ltd.	148,000	75,241
KuangChi Science Ltd. (a)	26,000	5,907
Kunlun Energy Co. Ltd.	156,000	133,570
Lancashire Holdings Ltd.	7,267	59,627
Landing International Development Ltd. (a)	2,700,000	61,221
Li & Fung Ltd.	308,000	154,900
Luk Fook Holdings International Ltd.	17,000	71,056
Luye Pharma Group Ltd.	78,500	83,225
Man Wah Holdings Ltd.	80,800	59,758
Nan Hai Corp. Ltd.	100,000	2,585
Neo-China Group (Holdings) Ltd.	8,000	1,721
Nine Dragons Paper (Holdings) Ltd.	70,000	104,402
Noble Group Ltd. (a)	14,530	888
NWS Holdings Ltd.	47,367	93,399
Pacific Basin Shipping Ltd. (a)	130,000	34,566
Panda Green Energy Group Ltd. (a)	56,000	5,971
PAX Global Technology Ltd.	14,000	6,333
Petra Diamonds Ltd. (a)	26,731	25,190
Pou Sheng International (Holdings) Ltd.	181,000	30,180
Road King Infrastructure Ltd.	20,000	37,918
Shangri-La Asia Ltd.	58,000	112,875
Shenzhen International Holdings Ltd.	62,074	135,625
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	28,761
Silverlake Axis Ltd. Class A	81,300	33,631
Sinopec Kantons Holdings Ltd.	50,000	23,652
Skyfame Realty Holdings Ltd. (a)	50,000	35,143
Skyworth Digital Holdings Ltd.	72,098	32,761
SmarTone Telecommunications Holdings Ltd.	2,643	2,794
SMI Corp. Ltd.	7,200	3,109
Stolt-Nielsen SA	172	2,444
Tai Fook Securities Group Ltd.	81,507	47,514
Texwinca Holdings Ltd.	6,000	3,017
Town Health International Holdings Co. Ltd. (d)	114,000	10,022
Vtech Holdings Ltd.	12,400	150,986
Yue Yuen Industrial (Holdings) Ltd.	43,000	121,861

TOTAL BERMUDA		6,336,024

Brazil - 1.1%
AES Tiete Energia SA unit	1,912	6,222
Aliansce Shopping Centers SA	600	2,948
Alupar Investimento SA unit	24,300	120,765
Ambev SA	197,963	1,318,359
Arezzo Industria e Comercio SA	1,400	21,173
Atacadao Distribuicao Comercio e Industria Ltda	19,200	82,759
B2W Companhia Global do Varejo (a)	8,704	71,805
Banco Bradesco SA	30,481	277,559
Banco do Brasil SA	34,600	362,474
Banco Santander SA (Brasil) unit	17,800	193,640
BB Seguridade Participacoes SA	30,100	236,112
BM&F BOVESPA SA	82,378	594,931
BR Malls Participacoes SA	28,805	89,790
Brasil Foods SA (a)	17,200	121,763
CCR SA	45,584	155,625
Centrais Eletricas Brasileiras SA (Electrobras) (a)	10,400	56,613
Cia. Hering SA	3,800	20,718
Cielo SA	49,760	272,720
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	13,400	134,490
Companhia de Saneamento de Minas Gerais	4,900	70,496
Companhia Energetica de Minas Gerais (CEMIG)	186	409
Companhia Siderurgica Nacional SA (CSN) (a)	29,387	73,652
Cosan SA Industria e Comercio	8,700	98,791
CVC Brasil Operadora e Agencia de Viagens SA	4,200	69,524
Cyrela Brazil Realty SA	7,700	30,552
Drogasil SA	9,100	178,665
Duratex SA	8,400	25,657
Ecorodovias Infraestrutura e Logistica SA	3,000	8,521
EDP Energias do Brasil SA	11,600	45,993
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	4,600	44,855
Embraer SA	28,988	183,202
ENGIE Brasil Energia SA	5,745	60,661
Equatorial Energia SA	10,100	205,131
Estacio Participacoes SA	11,600	105,629
Fibria Celulose SA	10,400	204,277
Fleury SA	9,500	70,805
Hypermarcas SA	16,800	151,062
Iguatemi Empresa de Shopping Centers SA	1,300	13,248
Iochpe-Maxion SA	3,830	30,721
Itausa-Investimentos Itau SA	3,087	11,896
JBS SA	30,600	76,430
Klabin SA unit	23,900	144,838
Kroton Educacional SA	64,654	258,564
Light SA (a)	3,100	15,521
Linx SA	10,800	68,934
Localiza Rent A Car SA	20,970	166,948
Lojas Renner SA	36,877	343,274
M. Dias Branco SA	3,357	42,164
Magazine Luiza SA	3,000	91,382
Marfrig Global Foods SA (a)	4,500	10,174
Minerva SA	600	1,404
MRV Engenharia e Participacoes SA	8,200	35,111
Multiplan Empreendimentos Imobiliarios SA	3,532	67,067
Multiplus SA	700	5,715
Natura Cosmeticos SA	6,300	57,925
Odontoprev SA	13,800	59,207
Petroleo Brasileiro SA - Petrobras (ON) (a)	102,800	722,757
Porto Seguro SA	7,400	95,478
Qualicorp SA	7,500	52,131
Rumo SA (a)	42,300	179,309
Sao Martinho SA	21,600	104,695
Smiles Fidelidade SA	1,900	39,050
Sul America SA unit	11,735	72,423
Suzano Papel e Celulose SA	17,300	202,768
Terna Participacoes SA unit	20,300	123,369
TIM Participacoes SA	45,280	206,159
Totvs SA	9,200	84,037
Ultrapar Participacoes SA	16,100	277,816
Vale SA	132,174	1,836,295
Valid Solucoes SA	660	3,448
Via Varejo SA unit	6,100	51,803
Weg SA	29,640	150,434

TOTAL BRAZIL		11,470,843

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	31,748
Canada - 6.2%
Advantage Oil & Gas Ltd. (a)	9,749	31,055
Aecon Group, Inc.	4,244	59,663
AG Growth International, Inc.	175	7,096
AGF Management Ltd. Class B (non-vtg.)	1,711	9,395
Agnico Eagle Mines Ltd. (Canada)	9,941	418,328
AGT Food & Ingredients, Inc.	170	2,171
Aimia, Inc.	2,333	4,016
Alacer Gold Corp. (a)	4,325	7,175
Alamos Gold, Inc.	19,012	102,764
Alaris Royalty Corp.	1,959	25,984
Algonquin Power & Utilities Corp.	21,349	207,845
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	18,206	787,114
Allied Properties (REIT)	831	26,847
AltaGas Ltd.	9,271	178,712
Altius Minerals Corp.	306	3,415
Altus Group Ltd.	1,256	31,597
ARC Resources Ltd.	18,687	208,418
Aritzia LP (a)	3,263	31,081
Artis (REIT)	542	5,652
ATCO Ltd. Class I (non-vtg.)	3,638	110,079
Athabasca Oil Corp. (a)	19,008	22,503
ATS Automation Tooling System, Inc. (a)	1,088	14,889
AutoCanada, Inc.	246	4,181
B2Gold Corp. (a)	44,296	127,304
Badger Daylighting Ltd.	901	17,354
Bank of Montreal	25,296	1,921,113
Bank of Nova Scotia	49,728	3,056,609
Barrick Gold Corp.	47,310	636,720
Baytex Energy Corp. (a)	5,795	25,952
BCE, Inc.	5,420	230,021
Birchcliff Energy Ltd.	13,061	47,302
Bird Construction, Inc.	502	3,394
BlackBerry Ltd. (a)	20,305	212,547
Boardwalk (REIT)	579	20,793
Bombardier, Inc. Class B (sub. vtg.) (a)	84,898	262,506
Bonavista Energy Corp.	5,185	6,381
Bonterra Energy Corp.	213	2,621
Boralex, Inc. Class A	3,344	59,772
Brookfield Asset Management, Inc. Class A	34,128	1,352,680
BRP, Inc.	2,924	118,285
CAE, Inc.	12,968	245,129
Cameco Corp.	16,019	168,680
Canaccord Capital, Inc.	4,468	21,123
Canacol Energy Ltd. (a)	1,213	4,053
Canada Goose Holdings, Inc. (a)	2,145	79,622
Canadian (REIT)	2,006	78,899
Canadian Apartment Properties (REIT) unit	9,483	273,570
Canadian Energy Services & Technology Corp.	8,231	40,323
Canadian Imperial Bank of Commerce	17,531	1,526,922
Canadian National Railway Co.	30,905	2,387,047
Canadian Natural Resources Ltd.	45,840	1,653,732
Canadian Pacific Railway Ltd.	5,928	1,081,671
Canadian Tire Ltd. Class A (non-vtg.)	2,580	351,609
Canadian Utilities Ltd. Class A (non-vtg.)	4,983	126,908
Canadian Western Bank, Edmonton	2,948	78,226
Canfor Corp. (a)	2,588	59,442
Canfor Pulp Products, Inc.	673	9,461
Capital Power Corp.	3,929	74,605
Cara Operations Ltd.	231	4,807
Cardinal Energy Ltd.	630	2,542
Cascades, Inc.	4,191	39,986
CCL Industries, Inc. Class B	5,765	279,640
Celestica, Inc. (sub. vtg.) (a)	5,518	63,520
Cenovus Energy, Inc.	44,207	442,776
Centerra Gold, Inc. (a)	7,619	46,523
CGI Group, Inc. Class A (sub. vtg.) (a)	10,296	596,614
China Gold International Resources Corp. Ltd. (a)	4,402	8,948
Choice Properties REIT	383	3,410
CI Financial Corp.	12,048	253,543
Cineplex, Inc.	2,471	57,755
Clearwater Seafoods, Inc.	190	783
Cogeco Communications, Inc.	956	50,937
Cogeco, Inc. (sub. vtg.)	155	7,943
Colliers International Group, Inc.	1,875	127,356
Cominar (REIT)	7,491	73,104
Computer Modelling Group Ltd.	610	4,485
Constellation Software, Inc.	871	622,498
Corby Spirit and Wine Ltd.	368	5,701
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	42,519
Cott Corp.	7,684	109,878
Crescent Point Energy Corp.	23,086	202,280
Crew Energy, Inc. (a)	814	1,655
Crombie (REIT)	448	4,337
CT Real Estate Investment Trust	401	4,091
Descartes Systems Group, Inc. (Canada) (a)	5,666	167,471
Detour Gold Corp. (a)	10,912	78,869
Dirtt Environmental Solutions Ltd. (a)	675	2,960
Dollarama, Inc.	4,355	501,319
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	26,908
Dream Global REIT	18,523	197,500
Dream Industrial (REIT)	1,039	8,149
Dream Office (REIT)	386	7,149
DREAM Unlimited Corp. (a)	489	3,645
ECN Capital Corp.	29,196	77,313
Eldorado Gold Corp. (a)	19,961	18,967
Element Financial Corp.	15,624	59,018
Emera, Inc.	4,895	152,460
Empire Co. Ltd. Class A (non-vtg.)	9,793	189,384
Enbridge Income Fund Holdings, Inc.	9,847	210,599
Enbridge, Inc.	68,970	2,089,056
Encana Corp.	42,037	523,519
Endeavour Silver Corp. (a)	544	1,632
EnerCare, Inc.	13,325	180,164
Enerflex Ltd.	7,164	87,545
Enerplus Corp.	14,196	164,742
Enghouse Systems Ltd.	2,178	112,942
Ensign Energy Services, Inc.	1,901	9,106
Entertainment One Ltd.	24,559	92,573
Equitable Group, Inc.	333	15,022
Evertz Technologies Ltd.	415	5,734
Exco Technologies Ltd.	580	4,404
Extendicare, Inc.	834	5,411
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,169	647,191
Fiera Capital Corp.	751	6,621
Finning International, Inc.	9,929	250,477
First Capital Realty, Inc.	4,091	63,948
First Majestic Silver Corp. (a)	8,355	54,271
First National Financial Corp.	813	16,812
First Quantum Minerals Ltd.	29,225	421,093
FirstService Corp.	3,415	239,378
Fortis, Inc.	16,029	538,066
Fortuna Mines, Inc. (a)	8,792	49,919
Franco-Nevada Corp.	7,627	540,980
Freehold Royalties Ltd.	4,398	44,564
Genworth MI Canada, Inc.	1,217	39,336
George Weston Ltd.	1,834	150,254
Gibson Energy, Inc.	4,417	57,004
Gildan Activewear, Inc.	10,339	301,163
Gluskin Sheff + Associates, Inc.	432	5,225
Goldcorp, Inc.	36,490	484,279
Granite Real Estate Investment Trust	188	7,396
Great Canadian Gaming Corp. (a)	1,984	56,617
Great-West Lifeco, Inc.	9,915	264,333
Guyana Goldfields, Inc. (a)	10,438	40,485
H&R REIT/H&R Finance Trust	4,454	71,530
High Liner Foods, Inc.	110	942
Home Capital Group, Inc. (a)	1,485	16,643
HudBay Minerals, Inc.	11,872	82,941
Hudson's Bay Co.	1,594	11,273
Husky Energy, Inc.	17,491	244,666
Hydro One Ltd. (c)	10,509	166,890
IAMGOLD Corp. (a)	21,764	118,995
IGM Financial, Inc.	5,756	176,677
Imperial Oil Ltd.	13,483	419,312
Industrial Alliance Insurance and Financial Services, Inc.	6,736	282,934
Innergex Renewable Energy, Inc.	6,435	67,861
Intact Financial Corp.	6,394	487,537
Inter Pipeline Ltd.	17,242	310,878
Interfor Corp. (a)	5,374	100,494
InterRent REIT	1,343	10,523
Intertape Polymer Group, Inc.	4,330	67,279
Ivanhoe Mines Ltd. (a)	28,271	58,350
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,487	47,631
Just Energy Group, Inc.	1,772	7,411
Kelt Exploration Ltd. (a)	2,389	15,109
Keyera Corp.	10,062	270,917
Killam Apartment (REIT)	785	8,670
Kinaxis, Inc. (a)	620	40,075
Kinder Morgan Canada Ltd. (c)	7,909	102,070
Kinross Gold Corp. (a)	54,091	209,379
Kirkland Lake Gold Ltd.	7,412	129,311
Klondex Mines Ltd. (a)	5,562	13,602
Knight Therapeutics, Inc. (a)	1,049	6,422
Labrador Iron Ore Royalty Corp.	2,030	34,546
Laurentian Bank of Canada	1,297	49,811
Linamar Corp.	2,097	117,512
Loblaw Companies Ltd.	8,494	431,994
Lucara Diamond Corp.	4,561	7,211
Lundin Mining Corp.	25,474	168,643
MAG Silver Corp. (a)	6,403	71,164
Magellan Aerospace Corp.	282	4,252
Magna International, Inc. Class A (sub. vtg.)	13,784	814,082
Major Drilling Group International, Inc. (a)	567	2,835
Manulife Financial Corp.	79,837	1,506,640
Maple Leaf Foods, Inc.	2,809	67,712
Martinrea International, Inc.	4,456	53,169
Maxar Technologies Ltd.	2,588	117,110
Medical Facilities Corp.	378	4,154
MEG Energy Corp. (a)	6,819	35,265
Methanex Corp.	3,684	222,053
Metro, Inc. Class A (sub. vtg.)	9,128	289,633
Morguard (REIT)	354	3,670
Morneau Shephell, Inc.	611	12,073
MTY Food Group, Inc.	2,830	101,611
Mullen Group Ltd.	2,476	28,059
National Bank of Canada	13,171	625,544
Nevsun Resources Ltd.	11,969	33,373
New Flyer Industries, Inc.	2,635	121,022
New Gold, Inc. (a)	29,054	68,112
NexGen Energy Ltd. (a)(b)	8,877	17,699
Norbord, Inc.	2,053	84,777
North West Co., Inc.	777	16,709
Northland Power, Inc.	5,551	100,086
Northview Apartmemt (REIT)	252	5,007
Northwest Healthcare Properties REIT	930	8,112
Novagold Resources, Inc. (a)	7,992	38,343
Nutrien Ltd.	26,918	1,225,404
NuVista Energy Ltd. (a)	14,019	92,044
OceanaGold Corp.	30,416	81,965
Onex Corp. (sub. vtg.)	3,658	270,942
Open Text Corp.	10,880	384,120
Osisko Gold Royalties Ltd.	3,247	31,687
Osisko Mining, Inc. (a)	4,512	9,348
Painted Pony Petroleum Ltd. (a)	562	1,226
Pan American Silver Corp.	10,160	163,779
Paramount Resources Ltd. Class A (a)	2,068	29,523
Parex Resources, Inc. (a)	5,333	91,753
Parkland Fuel Corp.	8,546	198,416
Pason Systems, Inc.	1,092	15,266
Pembina Pipeline Corp.	21,238	676,367
Pengrowth Energy Corp. (a)	11,159	9,995
Peyto Exploration & Development Corp.	6,397	60,485
Power Corp. of Canada (sub. vtg.)	13,583	322,768
Power Financial Corp.	9,669	250,847
PrairieSky Royalty Ltd.	7,732	171,448
Precision Drilling Corp. (a)	18,987	67,729
Premier Gold Mines Ltd. (a)	3,779	8,006
Premium Brands Holdings Corp.	1,621	152,271
Pretium Resources, Inc. (a)	7,604	51,169
ProMetic Life Sciences, Inc. (a)	22,496	13,842
Pure Industrial Real Estate Trust	9,413	59,237
Quebecor, Inc. Class B (sub. vtg.)	4,672	87,112
Raging River Exploration, Inc. (a)	16,199	90,082
Restaurant Brands International, Inc.	9,266	504,237
RioCan (REIT)	6,181	112,408
Ritchie Brothers Auctioneers, Inc.	4,917	160,690
Rogers Communications, Inc. Class B (non-vtg.)	15,293	721,920
Rogers Sugar, Inc.	1,976	9,234
Royal Bank of Canada	60,021	4,564,391
Russel Metals, Inc.	5,998	136,315
Sandstorm Gold Ltd. (a)	11,208	51,852
Saputo, Inc.	8,516	276,118
Seabridge Gold, Inc. (a)	1,636	17,096
Secure Energy Services, Inc.	12,279	77,273
SEMAFO, Inc. (a)	9,283	28,776
Seven Generations Energy Ltd. (a)	10,372	147,993
Shaw Communications, Inc. Class B	19,214	394,920
ShawCor Ltd. Class A	2,890	55,912
Shopify, Inc. Class A (a)	3,591	481,084
Sienna Senior Living, Inc.	823	11,179
Sierra Wireless, Inc. (a)	582	10,081
Silvercorp Metals, Inc.	5,014	13,668
Sleep Country Canada Holdings, Inc.	1,260	34,602
Smart (REIT)	798	17,900
SNC-Lavalin Group, Inc.	7,491	328,415
Spartan Energy Corp. (a)	8,124	40,242
Spin Master Corp. (a)(c)	1,979	74,030
Sprott, Inc.	1,346	3,564
Ssr Mining, Inc. (a)	3,389	34,710
Stantec, Inc.	6,406	163,000
Stella-Jones, Inc.	1,695	61,426
Stornoway Diamond Corp. (a)	2,225	1,005
Student Transportation, Inc.	1,856	13,877
Sun Life Financial, Inc.	25,181	1,039,443
Suncor Energy, Inc.	68,592	2,623,052
Superior Plus Corp.	5,946	57,610
Surge Energy, Inc.	1,678	3,124
Tahoe Resources, Inc.	17,454	87,953
Teck Resources Ltd. Class B (sub. vtg.)	24,545	616,134
TELUS Corp.	8,823	315,758
The Stars Group, Inc. (a)	6,214	193,300
The Toronto-Dominion Bank	76,597	4,301,888
Thomson Reuters Corp.	11,756	472,730
Timbercreek Financial Corp.	3,121	22,290
TMAC Resources, Inc. (a)	1,050	6,158
TMX Group Ltd.	3,213	193,788
TORC Oil & Gas Ltd.	5,379	30,499
Torex Gold Resources, Inc. (a)	4,469	45,945
Toromont Industries Ltd.	3,132	137,165
Total Energy Services, Inc.	409	4,339
Tourmaline Oil Corp.	10,122	190,386
TransAlta Corp.	7,976	41,994
TransAlta Renewables, Inc.	1,995	17,807
TransCanada Corp.	36,426	1,544,477
Transcontinental, Inc. Class A	5,842	123,033
TransForce, Inc.	3,468	100,398
Trican Well Service Ltd. (a)	9,711	25,867
Tricon Capital Group, Inc.	5,224	40,931
Trinidad Drilling Ltd. (a)	1,286	1,863
Turquoise Hill Resources Ltd. (a)	46,551	137,773
Uni-Select, Inc.	1,404	21,728
Uranium Participation Corp. (a)	1,297	3,919
Valeant Pharmaceuticals International, Inc. (Canada) (a)	13,429	242,662
Valener, Inc.	416	6,522
Vermilion Energy, Inc.	4,041	136,594
Wajax Corp.	186	3,428
West Fraser Timber Co. Ltd.	2,950	199,822
Western Forest Products, Inc.	16,341	35,254
WestJet Airlines Ltd.	1,117	19,879
Westshore Terminals Investment Corp.	1,607	27,748
Wheaton Precious Metals Corp.	20,558	426,707
Whitecap Resources, Inc.	25,516	184,819
Winpak Ltd.	1,133	42,057
WSP Global, Inc.	5,087	251,864
Yamana Gold, Inc.	40,697	116,961

TOTAL CANADA		67,061,683

Cayman Islands - 4.3%
21Vianet Group, Inc. ADR (a)	4,992	26,308
3SBio, Inc. (c)	57,000	122,474
500.com Ltd. sponsored ADR Class A (a)	1,268	23,141
51job, Inc. sponsored ADR (a)	961	79,321
58.com, Inc. ADR (a)	3,951	345,278
AAC Technology Holdings, Inc.	31,500	452,112
Agile Property Holdings Ltd.	72,000	142,027
Airtac International Group	7,134	123,566
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	48,306	8,624,553
Anta Sports Products Ltd.	49,000	279,604
ASM Pacific Technology Ltd.	11,200	153,477
Autohome, Inc. ADR Class A	2,270	221,439
Baidu.com, Inc. sponsored ADR (a)	11,554	2,898,899
Baozun, Inc. sponsored ADR (a)(b)	1,340	61,627
Biostime International Holdings Ltd. (a)	10,500	75,415
Bitauto Holdings Ltd. ADR (a)(b)	1,372	29,045
BizLink Holding, Inc.	3,062	22,571
Car, Inc. (a)	83,000	79,146
Casetek Holdings	1,187	2,899
Chailease Holding Co. Ltd.	58,000	211,251
Changyou.com Ltd. (A Shares) ADR (b)	517	9,839
Chaowei Power Holdings Ltd.	47,000	26,246
Cheetah Mobile, Inc. ADR (a)(b)	1,994	26,740
Cheung Kong Property Holdings Ltd.	110,000	949,626
China All Access Holdings Ltd.	8,000	2,075
China Aoyuan Property Group Ltd.	39,000	31,331
China Conch Venture Holdings Ltd.	81,000	251,469
China Dongxiang Group Co. Ltd.	229,000	41,917
China First Capital Group Ltd. (a)	194,000	177,127
China Goldjoy Group Ltd.	248,000	16,265
China Harmony New Energy Auto (a)	27,000	15,186
China High Speed Transmission Equipment Group Co. Ltd.	22,000	32,044
China Huishan Dairy Holdings Co. Ltd. (a)(d)	51,000	1,365
China Investment Fund International Holdings Co. Ltd. (a)	48,000	50,354
China Liansu Group Holdings Ltd.	63,000	48,556
China LNG Group Ltd. (a)	60,000	8,401
China Logistics Property Holdings Co. Ltd. (a)	109,000	38,555
China Maple Leaf Educational Systems Ltd.	18,000	24,942
China Medical System Holdings Ltd.	53,000	129,785
China Mengniu Dairy Co. Ltd.	113,000	364,288
China Modern Dairy Holdings Ltd. (a)	65,000	11,024
China Regenerative Medicine International Ltd. (a)	75,000	1,423
China Resources Land Ltd.	122,000	458,199
China Resources Phoenix Health	29,500	38,558
China SCE Property Holdings Ltd.	114,000	57,207
China Shengmu Organic Milk Ltd. (a)(c)	136,000	15,851
China State Construction International Holdings Ltd.	69,750	90,714
China Wireless Technologies Ltd. (a)(d)	8,000	734
China ZhengTong Auto Services Holdings Ltd.	68,000	54,987
ChinaSoft International Ltd.	88,000	64,672
Chong Sing Holdings Fintech Group (a)	556,000	72,737
CIFI Holdings Group Co. Ltd.	150,000	118,117
Cimc Enric Holdings Ltd.	12,000	12,413
CK Hutchison Holdings Ltd.	113,500	1,342,121
COFCO Meat Holdings Ltd. (a)	92,000	14,253
Cogobuy Group (c)	5,000	2,418
Country Garden Holdings Co. Ltd.	223,000	454,712
CT Environmental Group Ltd.	26,000	3,956
Ctrip.com International Ltd. ADR (a)	16,727	684,134
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,653
Endeavour Mining Corp. (a)	3,650	62,286
ENN Energy Holdings Ltd.	32,000	299,249
Evergrande Real Estate Group Ltd. (a)	138,190	437,727
Fang Holdings Ltd. ADR (a)(b)	8,426	42,130
Far East Consortium International Ltd.	91,242	52,107
FIH Mobile Ltd.	298,000	51,090
Freeman Fintech Corp. Ltd. (a)	320,000	47,466
Fu Shou Yuan International Group Ltd. (c)	18,000	17,170
Fufeng Group Ltd.	43,000	23,962
Fullshare Holdings Ltd.	287,500	156,772
Future Land Development Holding Ltd.	84,000	69,558
GCL-Poly Energy Holdings Ltd. (a)	629,000	77,804
GDS Holdings Ltd. ADR (a)(b)	3,443	100,432
Geely Automobile Holdings Ltd.	210,000	552,307
General Interface Solution Holding Ltd.	5,000	29,877
Genscript Biotech Corp.	30,000	100,006
Ginko International Co. Ltd.	1,000	8,386
Glorious Property Holdings Ltd. (a)	16,000	1,296
Golden Eagle Retail Group Ltd. (H Shares)	5,000	5,744
Goodbaby International Holdings Ltd.	56,000	35,545
Gourmet Master Co. Ltd.	5,100	58,660
Greatview Aseptic Pack Co. Ltd.	75,000	49,707
Greentown China Holdings Ltd.	24,500	32,287
Haitian International Holdings Ltd.	21,000	55,887
HC International, Inc.	4,000	2,696
Hengan International Group Co. Ltd.	28,500	253,460
HKBN Ltd.	65,000	91,009
Hopewell Highway Infrastructure Ltd.	21,500	13,085
Huayi Tencent Entertainment Co. Ltd. (a)	440,000	25,310
Hutchison China Meditech Ltd. (a)	1,043	68,876
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	27,935
IGG, Inc.	36,000	54,140
iKang Healthcare Group, Inc. sponsored ADR (a)	4,529	90,263
Imax China Holding, Inc. (c)	1,700	5,642
JD.com, Inc. sponsored ADR (a)	27,383	999,753
Jiayuan International Group Ltd.	76,000	141,018
JinkoSolar Holdings Co. Ltd. ADR (a)	1,902	34,959
Kaisa Group Holdings Ltd. (a)	90,000	48,077
Kingboard Chemical Holdings Ltd.	30,500	124,083
Kingboard Laminates Holdings Ltd.	66,500	88,637
Kingdee International Software Group Co. Ltd.	102,000	99,017
Kingsoft Corp. Ltd.	45,000	133,622
KWG Property Holding Ltd.	53,123	71,559
Lee & Man Paper Manufacturing Ltd.	50,000	55,074
Leyou Technologies Holdings Ltd. (a)	95,000	24,282
Li Ning Co. Ltd. (a)	53,000	59,676
Lifetech Scientific Corp. (a)	140,000	42,593
Lijun International Pharmaceutical Holding Ltd.	108,000	109,127
Longfor Properties Co. Ltd.	59,500	177,949
Lonking Holdings Ltd.	89,000	40,444
Macau Legend Development Ltd. (a)(c)	9,000	1,427
Meitu, Inc. (a)(c)	40,500	42,710
Melco Crown Entertainment Ltd. sponsored ADR	9,944	310,352
MGM China Holdings Ltd.	51,600	141,506
Minth Group Ltd.	34,000	161,436
Momo, Inc. ADR (a)	4,480	156,352
NetDragon WebSoft, Inc.	4,500	10,846
NetEase, Inc. ADR	3,317	852,701
New Oriental Education & Technology Group, Inc. sponsored ADR	5,812	522,150
Nexteer Auto Group Ltd.	29,000	44,619
Noah Holdings Ltd. sponsored ADR (a)(b)	1,318	68,101
OP Financial Investments Ltd.	112,000	44,684
Pacific Textile Holdings Ltd.	56,000	51,230
Parade Technologies Ltd.	5,000	77,287
Phoenix Group Holdings	18,592	201,437
Powerlong Real Estate Holding Ltd.	90,000	46,408
Q Technology (Group) Co. Ltd.	11,000	13,393
Regina Miracle International Holdings Ltd.	2,000	1,716
Renhe Commercial Holdings Co. Ltd. (a)	966,000	19,480
Ronshine China Holdings Ltd. (a)	39,000	57,851
Sands China Ltd.	97,200	561,756
Semiconductor Manufacturing International Corp. (a)	110,100	141,599
Shenzhou International Group Holdings Ltd.	32,000	349,320
Shimao Property Holdings Ltd.	55,500	146,801
Shui On Land Ltd.	152,000	40,928
Silergy Corp.	4,000	83,500
SINA Corp. (a)	2,383	227,672
Sino Biopharmaceutical Ltd.	184,000	387,469
SITC International Holdings Co. Ltd.	52,000	55,403
SOHO China Ltd.	96,500	49,551
Sunac China Holdings Ltd.	102,000	433,268
Sunny Optical Technology Group Co. Ltd.	30,100	491,161
TAL Education Group ADR	13,499	491,634
Tarena International, Inc. ADR (b)	541	5,470
Tencent Holdings Ltd.	238,725	11,736,401
Texhong Textile Group Ltd.	1,500	2,090
The United Laboratories International Holdings Ltd. (a)	40,000	43,394
Tianneng Power International Ltd.	12,000	17,315
Tibet Water Resources Ltd. (a)	157,000	67,619
Tingyi (Cayman Islands) Holding Corp.	78,000	146,843
Tongda Group Holdings Ltd.	100,000	22,148
Towngas China Co. Ltd.	81,421	72,559
TPK Holding Co. Ltd. (a)	9,000	19,595
Truly International Holdings Ltd.	70,000	15,906
Tuniu Corp. Class A sponsored ADR (a)(b)	220	1,364
Value Partners Group Ltd.	32,000	30,269
Vinda International Holdings Ltd.	26,000	44,947
Vipshop Holdings Ltd. ADR (a)	16,334	252,850
Vision Fame International Holding Ltd. (a)	10,000	283
Want Want China Holdings Ltd.	213,000	188,222
Weibo Corp. sponsored ADR (a)(b)	2,071	237,171
WH Group Ltd. (c)	377,500	390,817
Wharf Real Estate Investment Co. Ltd.	47,000	352,394
Wynn Macau Ltd.	62,800	232,069
Xingda International Holdings Ltd.	12,674	4,527
Xinyi Glass Holdings Ltd.	86,000	123,634
Xinyi Solar Holdings Ltd.	149,200	67,983
XTEP International Holdings Ltd.	46,500	27,015
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,717
Yihai International Holding Ltd.	25,000	34,151
Yirendai Ltd. sponsored ADR (b)	475	16,753
Yuzhou Properties Co.	59,000	42,918
YY, Inc. ADR (a)	1,989	191,720
Zhen Ding Technology Holding Ltd.	47,000	102,089
Zhongsheng Group Holdings Ltd. Class H	41,000	117,534
Zhou Hei Ya International Holdings Co. Ltd.	27,000	23,712

TOTAL CAYMAN ISLANDS		45,891,115

Chile - 0.3%
AES Gener SA	171,111	47,983
Aguas Andinas SA	126,713	84,286
Banco de Chile	854,252	141,127
Banco de Credito e Inversiones	1,714	129,729
Banco Santander Chile	3,040,447	253,800
CAP SA	1,737	20,135
Cencosud SA	55,231	164,236
Colbun SA	367,700	91,421
Compania Cervecerias Unidas SA	5,132	71,091
Compania de Petroleos de Chile SA (COPEC)	15,088	245,989
Compania Sud Americana de Vapores SA (a)	953,281	42,678
CorpBanca SA	5,823,430	59,529
E-CL SA	28,960	62,490
Empresa Nacional de Electricidad SA	128,609	102,219
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,797	92,022
Empresas CMPC SA	52,472	215,411
Enel Chile SA	1,008,736	125,007
Enersis SA	1,077,071	245,842
Forus SA	3,734	14,002
Inversiones Aguas Metropolitanas SA	6,282	11,840
Inversiones La Construccion SA	1,901	37,657
LATAM Airlines Group SA	14,348	220,100
Parque Arauco SA	28,812	89,908
Ripley Corp. SA	21,855	23,695
S.A.C.I. Falabella	29,148	282,707
Salfacorp SA	18,503	35,446
Sonda SA	38,859	71,590
Vina Concha y Toro SA	11,812	26,961

TOTAL CHILE		3,008,901

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	1,070,000	603,279
Air China Ltd. (H Shares)	86,000	113,374
Aluminum Corp. of China Ltd. (H Shares) (a)	144,000	81,329
Anhui Conch Cement Co. Ltd. (H Shares)	50,500	315,195
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,479
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	83,226
Bank Communications Co. Ltd. (H Shares)	379,000	310,130
Bank of China Ltd. (H Shares)	3,304,000	1,793,514
Beijing Capital International Airport Co. Ltd. (H Shares)	70,000	95,338
Beijing Capital Land Ltd. (H Shares)	74,000	39,410
BYD Co. Ltd. (H Shares)	27,000	188,759
CGN Power Co. Ltd. (H Shares) (c)	347,000	94,628
China BlueChemical Ltd. (H Shares)	28,000	7,359
China Cinda Asset Management Co. Ltd. (H Shares)	452,000	161,322
China CITIC Bank Corp. Ltd. (H Shares)	376,000	268,783
China Communications Construction Co. Ltd. (H Shares)	174,000	200,479
China Communications Services Corp. Ltd. (H Shares)	142,000	89,150
China Construction Bank Corp. (H Shares)	3,515,000	3,682,522
China Everbright Bank Co. Ltd. (H Shares)	119,000	59,469
China Galaxy Securities Co. Ltd. (H Shares)	145,000	95,241
China Huarong Asset Management Co. Ltd.	456,000	157,050
China Life Insurance Co. Ltd. (H Shares)	307,000	870,640
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	158,137
China Merchants Bank Co. Ltd. (H Shares)	161,000	702,024
China Minsheng Banking Corp. Ltd. (H Shares)	230,000	215,234
China Molybdenum Co. Ltd. (H Shares)	168,000	126,247
China National Building Materials Co. Ltd. (H Shares)	173,350	202,524
China Oilfield Services Ltd. (H Shares)	86,000	85,802
China Pacific Insurance (Group) Co. Ltd. (H Shares)	111,400	491,572
China Petroleum & Chemical Corp. (H Shares)	1,062,000	1,034,239
China Railway Construction Corp. Ltd. (H Shares)	116,500	137,963
China Railway Group Ltd. (H Shares)	168,000	134,657
China Shenhua Energy Co. Ltd. (H Shares)	145,000	355,664
China Southern Airlines Ltd. (H Shares)	108,000	116,290
China Telecom Corp. Ltd. (H Shares)	530,000	256,908
China Vanke Co. Ltd. (H Shares)	48,900	202,096
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	78,792
CITIC Securities Co. Ltd. (H Shares)	96,500	235,241
CRRC Corp. Ltd. (H Shares)	166,000	146,724
Dongfeng Motor Group Co. Ltd. (H Shares)	132,000	145,970
Fuyao Glass Industries Group Co. Ltd.	36,000	123,735
GF Securities Co. Ltd. (H Shares)	55,400	97,537
Great Wall Motor Co. Ltd. (H Shares)	130,000	134,836
Guangdong Kelon Electrical Holdings Ltd. Series H	9,000	9,140
Guangzhou Automobile Group Co. Ltd. (H Shares)	94,000	172,181
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,400	96,055
Haitong Securities Co. Ltd. (H Shares)	277,600	379,038
Huadian Fuxin Energy Corp. Ltd. (H Shares)	292,000	82,866
Huaneng Power International, Inc. (H Shares)	254,000	167,869
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	82,603
Huatai Securities Co. Ltd. (H Shares) (c)	71,800	145,437
Industrial & Commercial Bank of China Ltd. (H Shares)	3,081,000	2,704,753
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	14,904
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	76,783
Jiangxi Copper Co. Ltd. (H Shares)	42,000	59,711
Livzon Pharmaceutical Group, Inc. Class H	9,050	65,187
Luoyang Glass Co. Ltd. Class H (a)	4,000	1,941
New China Life Insurance Co. Ltd. (H Shares)	35,100	163,650
People's Insurance Co. of China Group (H Shares)	321,000	151,122
PetroChina Co. Ltd. (H Shares)	856,000	630,760
PICC Property & Casualty Co. Ltd. (H Shares)	190,000	340,132
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	217,500	2,125,279
Qingdao Port International Co. Ltd. (c)	84,000	69,012
Shandong Chenming Paper Holdings Ltd. (H Shares)	36,500	55,422
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	160,000	98,326
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	23,962
Shanghai Environment Group Co. Ltd.	239	671
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	21,500	116,623
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	15,848
Shanghai Pharma Holding Co. Ltd. (H Shares)	53,000	144,673
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,004
Shenzhen Expressway Co. (H Shares)	18,000	18,266
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,381
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	155,378
Sinopharm Group Co. Ltd. (H Shares)	52,000	219,270
Sinotrans Ltd. (H Shares)	123,000	70,474
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	65,909
TravelSky Technology Ltd. (H Shares)	43,000	125,604
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	124,258
Weichai Power Co. Ltd. (H Shares)	82,000	94,927
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,561
Yangtze Optical Fibre and Cable Co. Ltd.	9,000	38,102
Yanzhou Coal Mining Co. Ltd. (H Shares)	84,000	105,111
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	7,600	36,090
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	9,394
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	84,207
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	25,400	134,668
Zijin Mng Group Co. Ltd. (H Shares)	366,000	166,017
ZTE Corp. (H Shares) (d)	22,800	51,521

TOTAL CHINA		23,990,958

Colombia - 0.1%
Almacenes Exito SA	14,313	86,420
Bancolombia SA	21,565	254,884
Cementos Argos SA	27,656	97,767
Corporacion Financiera Colombiana SA	2,051	17,641
Ecopetrol SA	192,597	212,553
Grupo de Inversiones Suramerica SA (a)	7,349	101,982
Interconexion Electrica SA ESP	14,282	73,623
Inversiones Argos SA	10,667	75,950

TOTAL COLOMBIA		920,820

Curacao - 0.0%
Sapiens International Corp. NV	128	1,143
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	7,957	203,481
Komercni Banka A/S	5,475	236,364
MONETA Money Bank A/S (c)	21,525	77,490
Philip Morris CR A/S	3	2,299
Telefonica Czech Rep A/S	636	8,702

TOTAL CZECH REPUBLIC		528,336

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	214	328,300
Series B	221	356,626
ALK-Abello A/S (a)	637	80,945
Alm. Brand A/S	2,452	25,992
Ambu A/S Series B	6,030	140,348
Bang & Olufsen A/S Series B (a)	1,191	29,497
Bavarian Nordic A/S (a)	2,538	69,706
Carlsberg A/S Series B	4,692	525,803
Christian Hansen Holding A/S	4,169	379,215
Coloplast A/S Series B	4,966	420,688
Dampskibsselskabet NORDEN A/S (a)	849	15,563
Danske Bank A/S	30,954	1,080,683
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	70,249
DONG Energy A/S (c)	7,692	507,547
DSV de Sammensluttede Vognmaend A/S	7,627	606,110
FLSmidth & Co. A/S	2,145	132,948
Genmab A/S (a)	2,494	506,100
GN Store Nord A/S	5,940	209,306
H Lundbeck A/S	2,649	154,139
ISS Holdings A/S	6,143	215,065
Jyske Bank A/S (Reg.)	3,590	215,818
Matas A/S	555	6,405
Nilfisk Holding A/S (a)	895	43,954
NKT Holding A/S (a)	895	26,735
NNIT A/S (c)	144	4,000
Novo Nordisk A/S Series B	78,210	3,678,056
Novozymes A/S Series B	9,048	425,372
Pandora A/S	4,577	509,949
Per Aarsleff Holding A/S	597	22,401
Rockwool International A/S Series B	434	131,121
Royal Unibrew A/S	3,095	205,675
Scandinavian Tobacco Group A/S (c)	2,074	34,692
Schouw & Co.	239	23,572
SimCorp A/S	1,584	115,327
Solar Holding A/S	506	32,641
Spar Nord Bank A/S	3,353	38,423
Sydbank A/S	2,122	78,693
Topdanmark A/S	1,843	86,987
Tryg A/S	8,891	211,117
Vestas Wind Systems A/S	9,045	585,138
William Demant Holding A/S (a)	4,491	175,572
Zealand Pharma A/S (a)	117	1,767

TOTAL DENMARK		12,508,245

Egypt - 0.0%
Commercial International Bank SAE	46,651	249,043
Commercial International Bank SAE sponsored GDR	4,042	20,735
EFG-Hermes Holding SAE	38,721	56,585
Global Telecom Holding (a)	150,711	43,280
Talaat Moustafa Group Holding	60,089	45,777

TOTAL EGYPT		415,420

Faroe Islands - 0.0%
Bakkafrost	2,420	139,065
Finland - 0.8%
Amer Group PLC (A Shares)	4,498	137,967
Atria PLC	200	2,855
Cargotec Corp. (B Shares)	2,064	105,482
Caverion Corp. (a)	2,301	19,270
Citycon Oyj	28,504	65,366
Cramo Oyj (B Shares)	1,158	27,241
DNA Oyj	2,836	66,509
Elisa Corp. (A Shares)	6,492	287,875
F-Secure Oyj	5,468	24,465
Finnair Oyj	1,883	25,763
Fortum Corp.	17,779	410,290
Huhtamaki Oyj	3,964	161,990
KCI Konecranes Oyj	4,614	189,332
Kemira Oyj	7,197	96,645
Kesko Oyj	2,307	135,675
Kone Oyj (B Shares)	13,885	691,828
M-real OYJ (B Shares)	8,512	95,698
Metso Corp.	5,962	213,039
Neste Oyj	5,200	438,938
Nokia Corp.	243,468	1,460,861
Nokian Tyres PLC	4,599	184,662
Oriola-KD Oyj	973	3,284
Orion Oyj (B Shares)	4,494	136,651
Outokumpu Oyj (A Shares)	13,806	89,696
Outotec Oyj (a)	8,111	74,108
Ramirent Oyj	2,531	22,098
Sampo Oyj (A Shares)	17,922	968,507
Sanoma Corp.	1,800	20,085
Stora Enso Oyj (R Shares)	21,110	418,968
Technopolis PLC	6,225	29,205
TietoEnator Oyj	1,630	58,540
Tikkurila Oyj	2,101	38,007
UPM-Kymmene Corp.	21,513	771,060
Uponor Oyj	2,335	40,858
Valmet Corp.	7,960	151,493
Wartsila Corp.	17,985	383,335
YIT-Yhtyma OY	8,356	56,306

TOTAL FINLAND		8,103,952

France - 6.4%
Accor SA	7,293	412,785
Aeroports de Paris	1,217	268,064
Air France KLM (Reg.) (a)	8,456	82,872
Air Liquide SA	17,629	2,291,354
Albioma	2,463	60,974
ALD SA (c)	4,158	70,397
Alstom SA	6,680	304,198
Altamir	3,837	64,592
ALTEN	1,609	159,911
Altran Technologies SA	12,815	198,085
Amundi SA (c)	2,337	198,906
Arkema SA	2,957	387,440
Atos Origin SA	3,787	511,739
AXA SA	80,882	2,313,117
Beneteau SA	896	20,299
BIC SA	1,184	120,746
bioMerieux SA	1,517	120,175
BNP Paribas SA	46,485	3,591,536
Boiron SA	91	8,121
Bollore SA	34,121	169,680
Bollore SA (a)	114	563
Bonduelle SCA	885	39,436
Bourbon Corp. (FR)	123	772
Bouygues SA	9,337	476,384
Bureau Veritas SA	11,443	299,172
Capgemini SA	6,828	939,986
Carbone Lorraine	628	29,577
Carrefour SA	23,978	493,263
Casino Guichard Perrachon SA	3,166	164,247
Cellectis SA (a)	1,245	36,047
CNP Assurances	7,161	183,676
Coface SA	2,815	35,762
Compagnie de St. Gobain	20,085	1,054,956
Compagnie Plastic Omnium	2,073	99,734
Credit Agricole SA	46,555	766,557
Danone SA	24,401	1,976,623
Dassault Aviation SA	104	207,852
Dassault Systemes SA	5,277	683,451
DBV Technologies SA (a)	575	25,603
Derichebourg	8,793	77,886
Devoteam SA	336	35,869
Direct Energie	171	8,735
Edenred SA	9,360	322,139
EDF SA	23,605	332,088
Eiffage SA	3,187	379,859
Elior SA	4,725	96,601
Elis SA	6,172	147,725
ENGIE	74,770	1,313,752
Eramet SA	371	64,560
Essilor International SA	8,525	1,163,826
Etablissements Maurel & Prom (a)	1,764	10,161
Eurazeo SA	2,191	192,618
Europcar Groupe SA (c)	6,506	75,974
Eutelsat Communications	7,968	172,621
Faurecia SA	3,284	268,878
Fonciere des Regions	1,582	177,001
Fonciere Financiere et Part SA	45	5,445
Gaztransport et Technigaz SA	1,527	94,690
Gecina SA	1,844	319,771
Genfit (a)	2,027	57,523
Groupe Eurotunnel SA	19,928	281,320
Groupe FNAC SA (a)	809	86,948
Guerbet	96	6,086
Hermes International SCA	1,248	807,496
ICADE	1,598	158,914
ID Logistics Group (a)	90	16,042
Iliad SA	1,043	209,018
Imerys SA	1,969	179,759
Industrielle d'Aviation Latecoere SA (a)	2,438	15,839
Ingenico SA	2,349	205,374
Innate Pharma SA (a)	267	2,049
Interparfums SA	946	43,696
Ipsen SA	1,554	252,404
Ipsos SA	1,876	71,362
JCDecaux SA	3,321	118,789
Kaufman & Broad SA	525	27,680
Kering SA	3,157	1,828,424
Klepierre SA	10,054	411,830
Korian	1,340	46,927
L'Oreal SA	10,426	2,503,609
Lagardere S.C.A. (Reg.)	7,139	204,147
Legrand SA	11,810	919,883
LVMH Moet Hennessy - Louis Vuitton SA	11,606	4,039,029
M6 Metropole Television SA	1,456	35,869
Maisons du Monde SA (c)	3,400	138,285
Marie Brizard Wine & Spirits SA (a)	69	666
Mercialys SA	611	11,695
Mgi Coutier SA	398	13,746
Michelin CGDE Series B	7,205	1,014,073
Natixis SA	35,887	295,213
Naturex SA (a)	330	53,559
Neopost SA	1,872	50,548
Nexans SA	1,598	84,504
Nexity	2,123	132,673
Orange SA	81,126	1,474,841
Orpea	2,018	259,168
Pernod Ricard SA	8,628	1,433,157
Peugeot Citroen SA	23,869	588,590
Publicis Groupe SA	8,366	626,372
Rallye SA	2,857	44,644
Remy Cointreau SA	1,397	192,489
Renault SA	8,002	868,143
Rexel SA	13,116	203,530
Rubis	3,651	284,377
Safran SA	13,866	1,626,346
Sanofi SA	47,552	3,759,572
Sartorius Stedim Biotech	1,227	114,686
Schneider Electric SA	23,222	2,111,069
SCOR SE	7,815	317,568
SEB SA	1,105	212,036
Societe Generale Series A	31,712	1,735,559
Sodexo SA	3,702	366,603
Soitec SA (a)	756	61,624
Solocal Group SA (a)	14,049	18,051
Sopra Steria Group	487	104,035
SPIE SA	3,549	80,273
SR Teleperformance SA	2,537	407,163
Suez Environnement SA	16,167	233,498
Tarkett SA	1,239	36,627
Technicolor SA	20,446	33,505
Television Francaise 1 SA	1,024	12,799
Thales SA	4,454	564,758
The Lisi Group	665	24,573
The Vicat Group	748	55,146
Total SA	98,606	6,197,560
Trigano SA	572	108,033
Ubisoft Entertainment SA (a)	3,099	296,103
Unibail-Rodamco	4,202	1,009,285
Valeo SA	9,633	644,923
Vallourec SA (a)	16,137	97,435
Veolia Environnement SA	19,827	470,601
VINCI SA	20,785	2,078,161
Virbac SA (a)	278	43,374
Vivendi SA	43,002	1,136,731
Wendel SA	1,990	300,871
Worldline SA (a)(c)	1,845	93,087

TOTAL FRANCE		68,780,796

Germany - 5.9%
Aareal Bank AG	2,116	105,993
adidas AG	7,907	1,946,938
ADLER Real Estate AG	2,189	40,656
ADVA Optical Networking SE (a)	851	5,878
Aixtron AG (a)	5,391	77,178
Allianz SE	18,127	4,287,469
alstria office REIT-AG	3,893	58,577
Amadeus Fire AG	1,455	159,365
AURELIUS AG	1,111	84,322
Aurubis AG	1,904	170,422
Axel Springer Verlag AG	1,782	146,009
BASF AG	37,876	3,940,751
Bayer AG	34,571	4,131,912
Bayerische Motoren Werke AG (BMW)	13,508	1,508,395
BayWa AG	32	1,119
Bechtle AG	880	74,654
Beiersdorf AG	4,168	472,725
Bertrandt AG	366	40,994
Bilfinger Berger AG	2,584	123,569
Borussia Dortmund GmbH & Co. KGaA	872	5,771
Brenntag AG	7,351	421,838
CANCOM AG	1,324	156,209
Capital Stage AG	315	2,541
Carl Zeiss Meditec AG	1,600	108,781
CENTROTEC Sustainable AG	123	1,976
CeWe Color Holding AG	417	42,753
Comdirect Bank AG	2,144	32,882
Commerzbank AG (a)	46,037	595,415
CompuGroup Medical AG	1,498	78,221
Continental AG	4,414	1,179,073
Covestro AG (c)	6,550	597,663
CTS Eventim AG	2,210	103,656
Daimler AG (Germany)	39,903	3,156,240
Deutsche Bank AG	85,571	1,174,512
Deutsche Beteiligungs AG	642	28,608
Deutsche Borse AG	7,982	1,073,492
Deutsche EuroShop AG	1,688	60,745
Deutsche Lufthansa AG	9,250	269,986
Deutsche Pfandbriefbank AG	4,672	75,827
Deutsche Post AG	39,154	1,699,458
Deutsche Telekom AG	137,115	2,400,009
Deutsche Wohnen AG (Bearer)	14,644	692,155
Deutz AG	4,320	41,943
DIC Asset AG	3,887	47,972
Draegerwerk AG & Co. KGaA	391	24,081
Drillisch AG	2,173	157,709
Duerr AG	954	95,021
E.ON AG	91,459	1,001,455
ElringKlinger AG	491	8,930
Evonik Industries AG	7,741	275,580
Evotec OAI AG (a)	4,936	80,261
Fraport AG Frankfurt Airport Services Worldwide	2,005	194,668
Freenet AG	6,840	217,403
Fresenius Medical Care AG & Co. KGaA	8,605	873,157
Fresenius SE & Co. KGaA	17,195	1,315,235
GEA Group AG	8,720	341,286
Gerresheimer AG	1,290	105,308
Gerry Weber International AG (Bearer)	514	4,910
GFT Technologies AG	96	1,530
Gildemeister AG	444	25,602
Grammer AG	182	11,758
Grenkeleasing AG	1,106	130,689
Hamborner (REIT) AG	941	10,591
Hamburger Hafen und Logistik AG	695	16,760
Hannover Reuck SE	2,582	363,562
Hapag-Lloyd AG (c)	1,740	74,804
HeidelbergCement Finance AG	6,241	612,427
Heidelberger Druckmaschinen AG (a)	8,478	31,615
Henkel AG & Co. KGaA	5,694	679,012
Hochtief AG	848	155,245
Hugo Boss AG	2,714	254,984
Hypoport AG (a)	95	18,356
INDUS Holding AG	2,205	158,168
Infineon Technologies AG	47,672	1,220,676
Innogy SE (c)	5,772	254,624
Isra Vision AG	142	31,449
Jenoptik AG	2,582	94,164
JOST Werke AG (c)	1,747	73,733
K&S AG	7,710	227,272
KION Group AG	2,882	241,185
Kloeckner & Co. AG	1,682	20,515
Koenig & Bauer AG	443	36,431
Krones AG	1,018	130,801
KWS Saat AG	159	57,507
Lanxess AG	4,110	305,537
LEG Immobilien AG	2,424	279,667
LEONI AG	1,042	65,508
Linde AG	4,173	927,486
Linde AG	3,533	762,841
MAN SE	1,147	132,279
Merck KGaA	5,107	500,901
Metro AG	7,672	86,125
Metro Wholesale & Food Specialist AG	8,065	117,018
Morphosys AG (a)	1,288	133,763
MTU Aero Engines Holdings AG	2,120	366,096
Muenchener Rueckversicherungs AG	6,350	1,456,586
Nemetschek Se	881	106,177
Nordex Se (a)	3,712	42,674
NORMA Group AG	1,946	143,232
Open Business Club AG	308	95,775
OSRAM Licht AG	4,788	276,206
Patrizia Immobilien AG	1,942	38,883
Pfeiffer Vacuum Technology AG	438	64,847
ProSiebenSat.1 Media AG	9,268	336,225
Rational AG	109	68,381
Rheinmetall AG	1,629	213,734
Rhoen-Klinikum AG	1,417	46,373
RIB Software AG	1,289	34,214
Rocket Internet AG (a)(c)	3,491	102,358
RWE AG	21,399	513,598
Salzgitter AG	1,973	108,575
SAP SE	40,895	4,543,667
Schaeffler AG	8,469	131,572
Scout24 AG (c)	3,622	187,816
SGL Carbon AG (a)	4,281	57,746
Siemens AG	31,471	3,996,656
Siemens Healthineers AG (a)(c)	6,295	245,425
Siltronic AG	956	154,352
Sixt AG	641	75,666
SLM Solutions Group AG (a)	214	8,657
SMA Solar Technology AG	508	31,379
Software AG (Bearer)	1,794	88,521
Stada Arzneimittel AG	1,016	102,865
STRATEC Biomedical Systems AG	452	41,211
Stroer Out-of-Home Media AG	1,286	94,343
Suedzucker AG (Bearer)	2,957	49,242
SURTECO SE	60	1,924
Symrise AG	5,708	462,519
TAG Immobilien AG	6,316	133,400
Takkt AG	3,255	67,373
Telefonica Deutschland Holding AG	28,476	136,209
Thyssenkrupp AG	17,518	456,942
TLG Immobilien AG	4,568	131,509
TUI AG (GB)	17,832	403,959
Uniper SE	8,224	254,937
United Internet AG	4,775	310,111
Volkswagen AG	802	163,287
Vonovia SE	19,899	999,890
Vossloh AG	228	11,564
VTG AG	485	27,820
Wacker Chemie AG	681	122,945
Wacker Construction Equipment AG	1,721	55,532
WashTec AG	1,456	140,485
Wirecard AG	4,852	662,684
Wustenrot & Wurttembergische AG	727	17,559
Zalando SE (a)(c)	4,689	242,069
Zooplus AG (a)	285	59,197

TOTAL GERMANY		63,049,208

Gibraltar - 0.0%
888 Holdings PLC	26,779	100,941
Greece - 0.1%
Aegean Airlines SA	3,180	35,906
Alpha Bank AE (a)	55,018	145,503
Athens Water Supply & Sewage Co. SA	2,077	14,924
EFG Eurobank Ergasias SA (a)	83,144	105,325
Ff Group (a)	881	16,703
Greek Organization of Football Prognostics SA	10,412	124,855
Grivalia Properties REIC	251	2,764
Hellenic Exchanges Holding SA	387	2,430
Hellenic Petroleum SA	969	9,888
Hellenic Telecommunications Organization SA	9,546	138,909
Holding Co. ADMIE IPTO SA	446	996
Jumbo SA	4,974	91,060
Motor Oil (HELLAS) Corinth Refineries SA	2,470	58,999
Mytilineos Holdings SA	4,722	57,023
National Bank of Greece SA (a)	233,552	97,585
Piraeus Bank SA (a)	11,866	50,325
Public Power Corp. of Greece (a)	8,918	29,443
Titan Cement Co. SA (Reg.)	2,719	71,744

TOTAL GREECE		1,054,382

Hong Kong - 2.3%
AIA Group Ltd.	505,600	4,518,648
Bank of East Asia Ltd.	52,520	230,619
Beijing Enterprises Holdings Ltd.	21,500	107,390
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,422
BOC Hong Kong (Holdings) Ltd.	150,000	775,429
BYD Electronic International Co. Ltd.	33,000	50,319
Champion (REIT)	69,000	48,746
China Agri-Industries Holdings Ltd.	225,000	94,437
China Everbright International Ltd.	83,000	116,420
China Everbright Ltd.	124,000	272,870
China Jinmao Holdings Group Ltd.	232,000	131,330
China Merchants Holdings International Co. Ltd.	47,671	106,514
China Minsheng Financial Holding Corp. Ltd. (a)	270,000	8,136
China Mobile Ltd.	254,000	2,419,730
China Overseas Grand Oceans Group Ltd.	106,500	46,231
China Overseas Land and Investment Ltd.	156,000	522,699
China Power International Development Ltd.	70,666	18,943
China Resources Beer Holdings Co. Ltd.	64,666	278,512
China Resources Pharmaceutical Group Ltd.	124,500	172,116
China Resources Power Holdings Co. Ltd.	106,000	203,320
China South City Holdings Ltd.	176,000	38,267
China Taiping Insurance Group Ltd.	63,600	212,689
China Travel International Investment HK Ltd.	158,000	58,910
China Unicom Ltd.	254,000	359,168
CITIC 1616 Holdings Ltd.	9,000	2,651
CITIC Pacific Ltd.	265,000	404,125
CLP Holdings Ltd.	63,000	654,197
CNOOC Ltd.	732,000	1,238,334
CSPC Pharmaceutical Group Ltd.	192,000	489,035
Dah Sing Banking Group Ltd.	6,000	14,248
Dah Sing Financial Holdings Ltd.	21,600	144,238
Far East Horizon Ltd.	71,000	70,452
Fosun International Ltd.	122,500	260,312
Fushan International Energy Group Ltd.	94,000	23,043
Galaxy Entertainment Group Ltd.	100,000	875,263
Guangdong Investment Ltd.	114,000	176,453
Guotai Junan International Holdings Ltd.	205,000	61,251
GZI (REIT)	10,000	6,675
Hang Lung Group Ltd.	44,000	132,903
Hang Lung Properties Ltd.	101,000	239,024
Hang Seng Bank Ltd.	31,400	795,359
Henderson Land Development Co. Ltd.	44,500	282,155
Hong Kong & China Gas Co. Ltd.	320,630	669,939
Hong Kong Exchanges and Clearing Ltd.	49,478	1,602,817
Hopewell Holdings Ltd.	35,000	124,156
Hua Hong Semiconductor Ltd. (c)	16,000	36,104
Hysan Development Co. Ltd.	37,000	215,346
Lai Sun Development Co. Ltd.	7,800	12,051
Lenovo Group Ltd.	360,000	170,920
Link (REIT)	91,500	808,689
Mason Financial Holdings Ltd. (a)	682,000	17,961
Melco International Development Ltd.	35,000	129,582
MMG Ltd. (a)	124,000	91,992
MTR Corp. Ltd.	64,148	360,432
New World Development Co. Ltd.	225,318	330,434
PCCW Ltd.	177,000	109,413
Poly Property Group Co. Ltd.	135,000	62,746
Power Assets Holdings Ltd.	59,500	442,730
Prosperity (REIT)	13,000	5,361
Regal (REIT)	52,000	16,082
Shanghai Industrial Holdings Ltd.	68,000	178,316
Shenzhen Investment Ltd.	135,290	54,679
Shun Tak Holdings Ltd.	22,000	9,055
Sino Land Ltd.	156,632	270,374
Sino-Ocean Group Holding Ltd.	103,000	71,519
Sinotrans Shipping Ltd.	24,000	6,215
Sinotruk Hong Kong Ltd.	21,000	24,604
SJM Holdings Ltd.	62,000	62,101
Sun Art Retail Group Ltd.	99,055	111,333
Sun Hung Kai Properties Ltd.	61,000	982,371
Sunlight (REIT)	13,000	8,798
Swire Pacific Ltd. (A Shares)	21,500	212,448
Swire Properties Ltd.	51,200	181,734
Techtronic Industries Co. Ltd.	61,500	360,279
Television Broadcasts Ltd.	35,100	111,392
Universal Medical Financial & Technical Advisory Services Co. Ltd.	109,500	101,002
Wharf Holdings Ltd.	47,000	156,362
Wheelock and Co. Ltd.	29,000	215,157
Winteam Pharmaceutical Group Ltd.	98,000	84,269
Yuexiu Property Co. Ltd.	614,000	138,139

TOTAL HONG KONG		25,211,485

Hungary - 0.1%
Magyar Telekom PLC	19,742	34,197
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	17,864	206,429
OTP Bank PLC	9,300	406,312
Richter Gedeon PLC	7,820	158,183

TOTAL HUNGARY		805,121

India - 2.3%
ACC Ltd.	1,138	27,113
Adani Enterprises Ltd. (a)	7,611	15,919
Adani Green Energy Ltd. (a)(d)	5,791	2,039
Adani Ports & Special Economic Zone Ltd.	25,618	156,708
Adani Power Ltd. (a)	7,256	2,787
Aditya Birla Fashion and Retail Ltd. (a)	10,575	23,228
AIA Engineering Ltd.	1,908	41,437
Ajanta Pharma Ltd. (a)	286	5,822
Alembic Pharmaceuticals Ltd. (a)	109	876
Ambuja Cements Ltd.	38,240	143,933
Apollo Hospitals Enterprise Ltd.	2,665	43,684
Apollo Tyres Ltd. (a)	8,706	38,485
Arvind Mills Ltd.	13,319	84,477
Ashok Leyland Ltd.	51,543	127,013
Asian Paints Ltd.	13,344	240,790
Aurobindo Pharma Ltd.	20,434	196,963
Axis Bank Ltd.	76,569	593,598
Bajaj Auto Ltd.	3,399	150,476
Bajaj Finance Ltd.	7,306	208,871
Bajaj Finserv Ltd.	2,557	210,357
Balkrishna Industries Ltd.	4,756	91,085
Bayer CropScience Ltd. (a)	495	34,953
Bharat Forge Ltd.	6,714	77,970
Bharat Heavy Electricals Ltd.	76,058	100,024
Bharat Petroleum Corp. Ltd.	33,002	191,756
Bharti Airtel Ltd.	55,642	341,692
Bharti Infratel Ltd.	20,626	97,074
Biocon Ltd.	4,778	47,837
Blue Dart Express Ltd.	43	2,380
Bosch Ltd.	269	78,369
Britannia Industries Ltd.	2,274	188,576
Cadila Healthcare Ltd. (a)	7,464	46,218
Canara Bank Ltd. (a)	4,410	17,514
CEAT Ltd. (a)	225	5,361
CESC Ltd. GDR	2,216	35,274
Cg Power & Industrial Soluti (a)	2,315	2,904
Cipla Ltd. (a)	13,850	126,164
Coal India Ltd.	35,637	152,543
Container Corp. of India Ltd.	1,806	35,345
Credit Analysis & Research Ltd.	132	2,525
CRISIL Ltd.	197	5,564
Crompton Greaves Consumer Electricals Ltd.	24,968	88,169
Dabur India Ltd.	16,701	92,612
Dalmia Bharat Ltd.	1,087	49,765
Dewan Housing Finance Corp. Ltd. (a)	3,711	35,562
Dish TV India Ltd. (a)	40,221	45,377
Divi's Laboratories Ltd.	3,870	69,524
Dr. Reddy's Laboratories Ltd.	5,664	179,986
eClerx Services Ltd.	3,082	61,695
Edelweiss Financial Services Ltd.	22,487	96,263
Eicher Motors Ltd.	565	263,983
Engineers India Ltd.	1,276	3,041
Escorts Ltd. (a)	1,831	27,540
Eveready Industries India Ltd. (a)	848	3,994
Exide Industries Ltd.	4,874	18,111
Federal Bank Ltd.	81,955	120,697
Finolex Cables Ltd. (a)	6,357	66,726
Fortis Healthcare Ltd. (a)	23,747	53,890
GAIL India Ltd.	37,559	183,360
Ge Power India Ltd.	330	4,213
Gillette India Ltd.	57	5,598
Glenmark Pharmaceuticals Ltd.	4,056	34,836
GMR Infrastructure Ltd. (a)	75,851	23,257
Godrej Consumer Products Ltd.	13,557	227,177
Godrej Industries Ltd. (a)	184	1,653
Godrej Properties Ltd. (a)	1,455	17,579
Grasim Industries Ltd.	15,088	247,388
Great Eastern Shipping Co. Ltd.	242	1,336
Gruh Finance Ltd.	2,647	26,824
Havells India Ltd.	11,747	96,344
HCL Technologies Ltd.	22,415	354,369
Hero Motocorp Ltd.	2,322	130,072
Hindalco Industries Ltd.	56,883	200,131
Hindustan Petroleum Corp. Ltd.	26,819	122,448
Hindustan Unilever Ltd.	28,422	643,150
Housing Development Finance Corp. Ltd.	63,044	1,783,705
ICICI Bank Ltd.	101,242	432,677
Idea Cellular Ltd. (a)	94,641	98,169
IDFC Bank Ltd.	86,760	62,846
Iifl Holdings Ltd.	6,651	76,691
India Cements Ltd. (a)	5,046	11,097
Indiabulls Housing Finance Ltd.	12,078	236,472
Indiabulls Real Estate Ltd. (a)	6,400	20,574
Indiabulls Ventures Ltd.	2,925	21,079
Indian Oil Corp. Ltd.	52,614	127,912
Info Edge India Ltd.	1,648	30,719
Infosys Ltd.	73,891	1,330,477
Ipca Laboratories Ltd.	338	3,812
IRB Infrastructure Developers Ltd.	3,943	16,673
ITC Ltd.	148,321	626,805
Jain Irrigation Systems Ltd.	18,440	32,172
Jaiprakash Associates Ltd. (a)	29,089	8,621
Jindal Steel & Power Ltd. (a)	11,118	41,802
JSW Steel Ltd.	48,330	234,995
Jubilant Foodworks Ltd.	2,417	91,871
Jubilant Life Sciences Ltd.	3,486	46,015
Kajaria Ceramics Ltd.	1,102	9,023
KRBL Ltd. (a)	9,953	66,860
Larsen & Toubro Infotech Ltd. (c)	2,045	48,104
Larsen & Toubro Ltd.	22,086	464,285
LIC Housing Finance Ltd.	16,370	134,025
Lupin Ltd. (a)	11,425	139,157
Mahindra & Mahindra Financial Services Ltd. (a)	13,932	110,297
Mahindra & Mahindra Ltd.	31,122	407,552
Manappuram General Finance & Leasing Ltd.	13,651	24,978
Marico Ltd.	20,309	101,321
Maruti Suzuki India Ltd.	4,674	617,916
Max Financial Services Ltd. (a)	4,104	31,787
MindTree Consulting Ltd.	7,309	118,730
Motherson Sumi Systems Ltd.	35,821	189,790
Motilal Oswal Financial Services Ltd.	1,131	16,640
Mphasis BFL Ltd.	6,859	106,624
Multi Commodity Exchange of India Ltd. (a)	182	2,125
Muthoot Finance Ltd.	3,598	24,280
Natco Pharma Ltd.	2,653	32,128
Ncc Ltd.	52,013	103,861
Nestle India Ltd.	842	118,970
NTPC Ltd.	89,999	232,702
Oberoi Realty Ltd.	3,854	31,753
Oil & Natural Gas Corp. Ltd.	48,393	131,163
Page Industries Ltd.	209	75,793
PC Jeweller Ltd.	6,790	14,700
Persistent Systems Ltd.	3,130	37,924
Petronet LNG Ltd.	34,504	117,476
Pfizer Ltd.	47	1,608
PI Industries Ltd.	3,093	40,315
Piramal Enterprises Ltd. (a)	4,494	175,272
Power Finance Corp. Ltd.	51,449	67,780
Prestige Estates Projs. Ltd. (a)	4,180	19,142
PVR Ltd. (a)	153	3,309
Rajesh Exports Ltd.	5,672	58,138
RBL Bank Ltd. (c)	3,501	27,805
Redington India Ltd. (a)	14,319	29,711
Reliance Capital Ltd. (a)	4,711	30,674
Reliance Communication Ltd. (a)	61,971	14,168
Reliance Industries Ltd.	119,191	1,720,927
Reliance Infrastructure Ltd. (a)	5,715	38,529
Repco Home Finance Ltd.	83	802
Rural Electrification Corp. Ltd.	47,953	91,702
Sadbhav Engineering Ltd. (a)	12,879	73,768
Sanofi India Ltd.	25	1,826
Shree Cement Ltd.	378	96,148
Shriram Transport Finance Co. Ltd.	7,508	181,247
Siemens India Ltd.	8,788	148,057
Sintex Plastics Technology Ltd.	15,333	12,362
Solara Active Pharma Sciences Ltd. (a)(d)	211	401
State Bank of India	75,196	277,841
Strides Shasun Ltd. (a)	1,270	12,149
Sun Pharmaceutical Industries Ltd.	46,980	372,704
Sundaram Finance Holdings Ltd. (a)	109	240
Sundaram Finance Ltd.	2,407	64,003
Supreme Industries Ltd.	796	16,519
Suzlon Energy Ltd. (a)	45,292	7,384
Symphony Ltd.	118	3,221
Tata Communications Ltd.	3,714	34,721
Tata Consultancy Services Ltd.	19,282	1,022,583
Tata Global Beverages Ltd.	21,357	95,237
Tata Motors Ltd. (a)	70,194	356,482
Tata Motors Ltd. Class A (a)	10,557	30,254
Tata Power Co. Ltd.	54,079	71,606
Tata Steel Ltd.	16,694	148,500
Tech Mahindra Ltd.	20,364	204,685
The Indian Hotels Co. Ltd. (a)	43,561	96,385
The Karur Vysya Bank Ltd. (a)	3,406	5,565
The Ramco Cements Ltd.	1,219	15,060
Thermax Ltd. (a)	2,019	34,463
Titan Co. Ltd. (a)	12,408	182,809
Tube Investments of India Ltd. (a)	4,001	43,444
Tube Investments of India Ltd.	4,001	14,096
Ultratech Cemco Ltd.	4,695	289,461
United Spirits Ltd. (a)	2,436	132,391
UPL Ltd.	16,282	178,264
Vakrangee Ltd.	17,746	26,600
Vedanta Ltd.	58,285	259,923
Voltas Ltd. (a)	2,256	21,733
WABCO India Ltd.	355	43,238
Welspun India Ltd. (a)	12,290	10,541
Whirlpool of India Ltd.	3,668	87,050
Wipro Ltd.	43,615	181,772
Yes Bank Ltd.	84,080	455,969
Zee Entertainment Enterprises Ltd. (a)	24,074	212,617

TOTAL INDIA		24,280,723

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	910,500	42,609
PT ACE Hardware Indonesia Tbk	504,300	46,840
PT Adaro Energy Tbk	650,000	85,118
PT AKR Corporindo Tbk	192,600	67,440
PT Aneka Tambang Tbk	460,400	27,671
PT Astra International Tbk	846,000	433,006
PT Bank Central Asia Tbk	414,800	655,916
PT Bank Danamon Indonesia Tbk Series A	153,900	73,361
PT Bank Jabar Banten Tbk	70,600	10,391
PT Bank Mandiri (Persero) Tbk	836,700	423,834
PT Bank Negara Indonesia (Persero) Tbk	321,200	184,920
PT Bank Rakyat Indonesia Tbk	2,265,000	522,238
PT Bank Tabungan Negara Tbk	237,600	52,951
PT Bumi Resources Tbk (a)	644,000	11,030
PT Bumi Serpong Damai Tbk	696,900	84,154
PT Charoen Pokphand Indonesia Tbk	326,300	86,022
PT Ciputra Development Tbk	790,100	62,152
PT Global Mediacom Tbk	14,600	607
PT Gudang Garam Tbk	20,800	103,332
PT Hanjaya Mandala Sampoerna Tbk	363,900	92,210
PT Hanson International Tbk (a)	3,268,900	32,984
PT Indo Tambangraya Megah Tbk	15,300	25,928
PT Indocement Tunggal Prakarsa Tbk	74,200	93,901
PT Indofood CBP Sukses Makmur Tbk	72,600	45,104
PT Indofood Sukses Makmur Tbk	336,500	168,240
PT Japfa Comfeed Indonesia Tbk	148,500	16,083
PT Jasa Marga Tbk	76,596	23,945
PT Kalbe Farma Tbk	756,500	81,668
PT Kawasan Industri Jababeka Tbk	137,171	2,422
PT Link Net Tbk	30,500	11,880
PT Lippo Karawaci Tbk	1,190,100	38,013
PT Matahari Department Store Tbk	103,400	76,560
PT Medco Energi International Tbk (a)	424,200	36,457
PT Media Nusantara Citra Tbk	121,800	11,523
PT Pakuwon Jati Tbk	1,383,800	58,493
PT Pembangunan Perumahan Persero Tbk	253,258	43,959
PT Perusahaan Gas Negara Tbk Series B	466,000	65,964
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,537
PT PP Properti Tbk	481,000	5,508
PT Semen Gresik (Persero) Tbk	127,500	88,062
PT Sitara Propertindo Tbk (a)	49,100	2,842
PT Sugih Energy Tbk (a)	40,500	145
PT Summarecon Agung Tbk	748,400	48,421
PT Surya Citra Media Tbk	295,600	54,107
PT Tambang Batubara Bukit Asam Tbk	121,100	27,997
PT Telekomunikasi Indonesia Tbk Series B	2,072,200	565,451
PT Tower Bersama Infrastructure Tbk	79,000	31,464
PT Unilever Indonesia Tbk	68,700	228,335
PT United Tractors Tbk	64,900	158,348
PT Waskita Karya Persero Tbk	144,500	22,826
PT Wijaya Karya Persero Tbk	236,426	26,810
PT XL Axiata Tbk (a)	52,900	8,018
Siloam International Hospitals Tbk PT (a)	13,600	6,848

TOTAL INDONESIA		5,175,645

Ireland - 0.5%
AIB Group PLC	30,718	183,324
Bank Ireland Group PLC	36,052	324,346
C&C Group PLC	8,159	30,741
Cairn Homes PLC (a)	54,034	117,844
CRH PLC	34,780	1,235,087
Dalata Hotel Group PLC (a)	9,355	74,561
DCC PLC (United Kingdom)	3,245	312,717
Glanbia PLC	7,667	129,621
Grafton Group PLC unit	13,297	137,661
Green REIT PLC	65,016	119,183
Greencore Group PLC	34,021	74,353
Hibernia (REIT) PLC	17,950	32,168
Irish Continental Group PLC unit	9,952	67,301
Irish Residential Properties REIT PLC	974	1,602
James Hardie Industries PLC CDI	16,875	298,003
Kerry Group PLC Class A	6,332	646,131
Kingspan Group PLC (Ireland)	6,852	310,293
Origin Enterprises PLC	16,139	104,074
Paddy Power Betfair PLC (Ireland)	3,544	350,724
Permanent Tsb Group Hld PLC (a)	637	1,346
Ryanair Holdings PLC sponsored ADR (a)	1,028	113,049
Smurfit Kappa Group PLC	9,868	421,371
United Drug PLC (United Kingdom)	14,682	184,946

TOTAL IRELAND		5,270,446

Isle of Man - 0.1%
Gaming VC Holdings SA	20,754	255,005
Genting Singapore PLC	250,100	219,117
NEPI Rockcastle PLC	15,171	167,196
Playtech Ltd.	11,330	126,437
Redefine International PLC	5,476	2,797

TOTAL ISLE OF MAN		770,552

Israel - 0.4%
Airport City Ltd. (a)	7,556	86,583
Alony Hetz Properties & Investments Ltd.	1,835	16,316
Amot Investments Ltd.	8,182	40,422
Azrieli Group	1,294	59,362
Bank Hapoalim BM (Reg.)	43,841	300,398
Bank Leumi le-Israel BM	61,504	364,005
Bezeq The Israel Telecommunication Corp. Ltd.	89,480	112,927
Caesarstone Sdot-Yam Ltd.	1,088	20,074
Cellcom Israel Ltd. (Israel) (a)	309	2,116
Check Point Software Technologies Ltd. (a)(b)	5,657	545,957
CyberArk Software Ltd. (a)	3,289	180,763
Delek Group Ltd.	333	50,048
Elbit Systems Ltd. (Israel)	1,014	117,348
First International Bank of Israel	2,356	48,672
Formula Systems (1985) Ltd.	126	4,345
Frutarom Industries Ltd.	1,853	177,888
Gazit-Globe Ltd.	1,653	15,662
Harel Insurance Investments and Financial Services Ltd.	2,295	16,714
Israel Chemicals Ltd.	32,652	146,795
Israel Corp. Ltd. (Class A)	55	10,812
Israel Discount Bank Ltd. (Class A) (a)	54,831	152,200
Ituran Location & Control Ltd.	1,134	35,551
Jerusalem Economy Ltd. (a)	1,266	3,087
Jerusalem Oil Exploration Ltd. (a)	374	20,992
Kornit Digital Ltd. (a)(b)	506	7,362
Mazor Robotics Ltd. (a)	1,995	54,213
Melisron Ltd.	1,481	60,698
Migdal Insurance & Financial Holdings Ltd.	2,273	2,233
Mizrahi Tefahot Bank Ltd.	5,565	101,916
NICE Systems Ltd. (a)	2,394	227,097
Oil Refineries Ltd.	46,046	19,985
Orbotech Ltd. (a)	2,103	122,857
Partner Communications Co. Ltd. (a)	7,712	31,843
Paz Oil Co. Ltd.	313	45,929
Plus500 Ltd.	3,162	61,336
Radware Ltd. (a)	1,220	26,962
Reit 1 Ltd.	24,285	97,776
Shikun & Binui Ltd.	1,469	2,502
SodaStream International Ltd. (a)	1,313	124,065
Strauss Group Ltd.	3,837	79,140
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	38,635	694,657
Tower Semiconductor Ltd. (a)	5,008	131,735
Wix.com Ltd. (a)	1,693	139,249

TOTAL ISRAEL		4,560,592

Italy - 1.6%
A2A SpA	53,182	107,091
ACEA SpA	1,409	24,791
Amplifon SpA	2,447	45,802
Anima Holding SpA (c)	11,868	85,561
Ascopiave SpA	12,371	50,793
Assicurazioni Generali SpA	49,765	1,006,011
Astm SpA	2,401	66,252
Atlantia SpA	18,896	627,517
Autogrill SpA	4,595	58,819
Azimut Holding SpA	6,722	141,488
Banca Generali SpA	1,695	55,102
Banca IFIS SpA	642	25,352
Banca Mediolanum S.p.A.	16,321	131,264
Banca Monte dei Paschi di Siena SpA (a)	12,845	41,602
Banca Popolare dell'Emilia Romagna	23,378	135,284
Banca Popolare di Sondrio SCARL	37,399	177,039
Banco BPM SpA (a)	64,008	233,164
Beni Stabili SpA SIIQ	8,733	8,273
Biesse SpA	462	24,437
Brembo SpA	8,193	121,200
Brunello Cucinelli SpA	1,252	41,729
Buzzi Unicem SpA	2,963	74,997
Cerved Information Solutions SpA	10,444	126,878
Compagnie Industriali Riunite SpA (CIR)	1,763	2,321
Credito Emiliano SpA	3,458	30,400
Credito Valtellinese SC (a)	328,946	51,164
Danieli & C. Officine Meccaniche SpA	1,400	38,631
Datalogic SpA	613	19,617
Davide Campari-Milano SpA	25,590	192,213
De Longhi SpA	3,032	90,804
DiaSorin S.p.A.	756	71,529
Digital Multimedia Technologies SpA	948	54,836
Enav SpA (c)	12,759	69,705
Enel SpA	332,517	2,109,396
Eni SpA	101,618	1,986,471
ERG SpA	2,649	63,659
Fincantieri SpA	23,908	37,735
FinecoBank SpA	20,446	244,536
Hera SpA	27,438	101,788
Immobiliare Grande Distribuzione SpA	903	8,465
Industria Macchine Automatiche SpA (IMA)	720	70,079
Infrastrutture Wireless Italiane SpA (c)	9,065	73,071
Interpump Group SpA	4,488	142,972
Intesa Sanpaolo SpA	443,793	1,688,170
Intesa Sanpaolo SpA (Risparmio Shares)	139,653	554,167
Iren SpA	21,493	65,458
Italgas SpA	22,389	145,080
Italmobiliare SpA	66	1,789
Leonardo SpA	17,113	198,597
Luxottica Group SpA	7,161	447,601
Maire Tecnimont SpA	6,337	32,309
MARR SpA	1,204	36,378
Mediaset SpA (a)	22,568	89,799
Mediobanca SpA	25,390	308,603
Moncler SpA	6,980	315,584
OVS (c)	19,908	84,864
Piaggio & C SpA	5,908	15,553
Poste Italiane SpA (c)	21,398	209,461
Prysmian SpA	8,622	253,843
Rai Way SpA (c)	3,341	18,882
Recordati SpA	4,185	149,845
Reply SpA	849	53,672
Safilo Group SpA (a)	143	719
Saipem SpA (a)	35,135	134,670
Salini Impregilo SpA	10,586	30,348
Salvatore Ferragamo Italia SpA	3,856	114,178
Saras Raffinerie Sarde SpA	20,810	49,707
Snam Rete Gas SpA	95,333	458,770
Societa Cattolica Di Assicurazioni SCRL	5,735	61,222
Societa Iniziative Autostradali e Servizi SpA (SIAS)	2,524	53,644
Technogym SpA (c)	5,245	63,909
Telecom Italia SpA (a)	341,208	337,133
Terna SpA	58,713	352,878
Tod's SpA	706	54,564
UniCredit SpA	83,643	1,815,505
Unione di Banche Italiane SCpA	43,330	223,691
Unipol Gruppo SpA	13,073	70,252
Unipolsai SpA	35,032	94,339
YOOX SpA (a)	2,445	111,873
Zignago Vetro SpA	165	1,660

TOTAL ITALY		17,568,555

Japan - 17.3%
77 Bank Ltd.	2,400	59,473
A/S One Corp.	1,900	129,308
ABC-MART, Inc.	1,807	119,177
ACOM Co. Ltd.	32,300	146,550
Activia Properties, Inc.	18	79,857
Adastria Co. Ltd.	200	3,480
Adeka Corp.	2,600	46,235
Advance Residence Investment Corp.	49	126,355
Advantest Corp.	8,159	195,541
Aeon (REIT) Investment Corp.	105	109,015
AEON Co. Ltd.	26,925	538,771
Aeon Delight Co. Ltd.	1,800	63,145
AEON Financial Service Co. Ltd.	3,999	93,866
AEON MALL Co. Ltd.	6,600	133,908
Ai Holdings Corp.	1,200	32,130
Aica Kogyo Co. Ltd.	1,200	45,225
Aichi Steel Corp.	100	4,331
Aida Engineering Ltd.	3,500	41,013
Aiful Corp. (a)	10,100	34,184
Ain Holdings, Inc.	1,700	113,520
Air Water, Inc.	6,100	117,960
Aisin Seiki Co. Ltd.	7,100	385,785
Ajinomoto Co., Inc.	21,725	398,649
Akita Bank Ltd.	100	2,741
Alfresa Holdings Corp.	10,239	226,285
All Nippon Airways Ltd.	4,641	184,248
Alpine Electronics, Inc.	1,500	28,485
Alps Electric Co. Ltd.	7,978	177,192
Amada Holdings Co. Ltd.	11,700	140,952
Amano Corp.	2,000	49,780
Anicom Holdings, Inc.	900	29,638
Anritsu Corp.	6,700	88,255
Aoki International Co. Ltd.	200	3,068
Aoyama Trading Co. Ltd.	1,500	57,835
Aozora Bank Ltd.	4,500	182,149
ARCS Co. Ltd.	4,700	128,635
Ariake Japan Co. Ltd.	800	68,789
Asahi Diamond Industrial Co. Ltd.	4,700	45,315
Asahi Glass Co. Ltd.	9,463	392,993
Asahi Group Holdings	16,059	813,233
Asahi Holdings, Inc.	1,700	31,241
ASAHI INTECC Co. Ltd.	3,880	136,112
Asahi Kasei Corp.	53,300	734,996
Asics Corp.	8,200	155,419
ASKUL Corp.	600	18,908
Astellas Pharma, Inc.	87,403	1,278,377
Atom Corp.	1,400	12,666
Autobacs Seven Co. Ltd.	1,400	26,509
Avex, Inc.	200	2,768
Axial Retailing, Inc.	1,300	53,037
Azbil Corp.	2,300	107,300
Bandai Namco Holdings, Inc.	7,800	265,066
Bank of Kyoto Ltd.	3,800	228,723
Bank of Nagoya Ltd.	100	3,728
Bank of The Ryukyus Ltd.	2,700	41,443
Belc Co. Ltd.	800	43,103
Belluna Co. Ltd.	1,500	17,481
Benefit One, Inc.	1,700	39,934
Benesse Holdings, Inc.	3,800	138,694
Bic Camera, Inc.	5,400	88,814
BML, Inc.	1,600	40,585
Bridgestone Corp.	26,658	1,119,041
Brother Industries Ltd.	9,400	202,583
Bunka Shutter Co. Ltd.	300	2,986
Calbee, Inc.	2,700	91,136
Canon Marketing Japan, Inc.	1,600	34,760
Canon, Inc.	43,643	1,501,284
Capcom Co. Ltd.	2,800	53,864
Casio Computer Co. Ltd.	11,700	174,772
Cawachi Ltd.	200	4,662
Central Glass Co. Ltd.	2,800	66,568
Central Japan Railway Co.	5,755	1,156,580
Chiba Bank Ltd.	29,000	234,504
Chiyoda Co. Ltd.	100	2,405
Chiyoda Corp.	6,000	61,855
Chofu Seisakusho Co. Ltd.	100	2,379
Chubu Electric Power Co., Inc.	28,016	439,127
Chudenko Corp.	600	16,712
Chugai Pharmaceutical Co. Ltd.	9,100	481,138
Chugoku Electric Power Co., Inc.	16,500	206,778
Chugoku Marine Paints Ltd.	5,400	53,348
Citizen Watch Co. Ltd.	16,600	124,515
CKD Corp.	2,665	56,240
Clarion Co. Ltd.	1,000	2,817
Coca-Cola West Co. Ltd.	4,750	204,651
cocokara fine HOLDINGS, Inc.	1,300	94,301
COLOPL, Inc.	500	3,792
Colowide Co. Ltd.	4,100	104,413
Comforia Residential REIT, Inc.	9	20,656
COMSYS Holdings Corp.	3,600	100,439
Concordia Financial Group Ltd.	53,300	310,575
Cookpad, Inc.	500	2,918
Cosmo Energy Holdings Co. Ltd.	2,600	85,977
Cosmos Pharmaceutical Corp.	300	67,536
Create Restaurants Holdings, Inc.	200	2,530
Create SD Holdings Co. Ltd.	1,800	52,195
Credit Saison Co. Ltd.	6,901	123,918
CyberAgent, Inc.	4,100	226,528
CYBERDYNE, Inc. (a)	3,100	39,728
Dai Nippon Printing Co. Ltd.	13,700	295,505
Dai-ichi Mutual Life Insurance Co.	44,499	884,933
Daibiru Corp.	200	2,387
Daicel Chemical Industries Ltd.	13,721	158,899
Daido Metal Co. Ltd.	400	4,757
Daido Steel Co. Ltd.	700	38,035
Daifuku Co. Ltd.	4,100	220,527
Daihen Corp.	8,000	62,349
Daiho Corp.	1,000	6,101
Daiichi Sankyo Kabushiki Kaisha	24,000	823,271
Daiichikosho Co. Ltd.	2,400	126,235
Daikin Industries Ltd.	10,368	1,214,437
Daikyo, Inc.	400	8,727
DaikyoNishikawa Corp.	1,600	28,847
Dainippon Sumitomo Pharma Co. Ltd.	8,600	156,943
Daio Paper Corp.	6,000	84,248
Daiseki Co. Ltd.	1,600	49,909
Daito Trust Construction Co. Ltd.	2,844	474,911
Daiwa House Industry Co. Ltd.	23,244	852,620
Daiwa House REIT Investment Corp.	61	145,637
Daiwa Office Investment Corp.	18	106,531
Daiwa Securities Group, Inc.	63,000	387,670
Daiwabo Holdings Co. Ltd.	500	22,777
DCM Japan Holdings Co. Ltd.	800	7,977
DeNA Co. Ltd.	3,600	68,661
Denki Kagaku Kogyo KK	4,400	157,373
DENSO Corp.	19,222	1,012,091
Dentsu, Inc.	9,000	426,454
Descente Ltd.	1,800	30,445
Dexerials Corp.	1,700	16,033
Dic Corp.	3,200	108,891
Digital Garage, Inc.	1,400	46,679
Dip Corp.	800	19,451
Disco Corp.	1,200	211,636
Dmg Mori Co. Ltd.	4,800	90,318
Don Quijote Holdings Co. Ltd.	4,623	249,503
Doshisha Co. Ltd.	100	2,334
Doutor Nichires Holdings Co., Ltd.	500	10,465
Dowa Holdings Co. Ltd.	3,300	124,671
Dr. Ci:Labo Co., Ltd.	1,000	48,207
DTS Corp.	1,500	54,473
Duskin Co. Ltd.	600	15,143
Dydo Group Holdings, Inc.	100	6,229
Eagle Industry Co. Ltd.	300	5,431
Earth Corp.	700	36,819
East Japan Railway Co.	13,310	1,277,185
Ebara Corp.	4,500	172,475
EDION Corp.	1,300	15,293
Ehime Bank Ltd.	2,400	28,957
Eiken Chemical Co. Ltd.	2,800	66,286
Eisai Co. Ltd.	11,300	759,225
Eizo Corp.	600	28,211
Electric Power Development Co. Ltd.	6,000	163,447
en-japan, Inc.	1,100	51,619
EPS Co. Ltd.	2,000	40,798
euglena Co. Ltd. (a)	1,200	11,054
Exedy Corp.	1,200	40,724
Ezaki Glico Co. Ltd.	2,100	113,529
FamilyMart Co. Ltd. (b)	3,277	318,647
Fancl Corp.	1,200	47,201
Fanuc Corp.	8,085	1,731,893
Fast Retailing Co. Ltd.	2,236	986,074
FCC Co. Ltd.	3,000	85,071
Ferrotec Holdings Corp.	2,700	60,659
Financial Products Group Co. Ltd.	4,200	53,672
Foster Electric Co. Ltd.	1,100	25,890
FP Corp.	1,400	86,572
Frontier Real Estate Investment Corp.	32	132,016
Fuji Corp.	4,800	86,367
Fuji Electric Co. Ltd.	23,000	164,947
Fuji Kyuko Co. Ltd.	500	13,927
Fuji Oil Holdings, Inc.	1,700	54,661
Fuji Seal International, Inc.	3,500	130,946
Fuji Soft ABC, Inc.	600	23,244
Fujicco Co. Ltd.	100	2,305
Fujifilm Holdings Corp.	17,300	697,096
Fujikura Ltd.	15,800	108,397
Fujimi, Inc.	200	4,343
Fujimori Kogyo Co. Ltd.	400	13,593
Fujitec Co. Ltd.	4,200	58,436
Fujitsu General Ltd.	5,500	90,057
Fujitsu Ltd.	83,427	508,178
Fukuda Denshi Co. Ltd.	700	50,201
Fukuoka (REIT) Investment Fund	18	27,876
Fukuoka Financial Group, Inc.	40,000	214,416
Fukushima Industries Corp.	100	4,656
Fukuyama Transporting Co. Ltd.	1,000	41,850
Funai Soken Holdings, Inc.	900	21,092
Furukawa Co. Ltd.	600	12,124
Furukawa Electric Co. Ltd.	2,700	133,370
Fuso Chemical Co. Ltd.	300	7,656
Futaba Corp.	3,900	80,875
Futaba Industrial Co. Ltd.	700	5,616
Fuyo General Lease Co. Ltd.	500	33,983
G-Tekt Corp.	100	1,936
Global One Real Estate Investment Corp.	32	32,082
Glory Ltd.	2,200	75,869
GLP J-REIT	164	176,272
GMO Internet, Inc.	4,100	75,572
GMO Payment Gateway, Inc.	800	79,400
GNI Group Ltd. (a)	7,000	33,617
Goldcrest Co. Ltd.	300	6,386
GOLDWIN, Inc.	600	37,980
GREE, Inc.	3,400	18,816
GS Yuasa Corp.	10,000	53,970
Gulliver International Co. Ltd.	400	2,898
GungHo Online Entertainment, Inc.	28,000	84,779
Gunma Bank Ltd.	10,900	63,813
Gunze Ltd.	700	43,094
Gurunavi, Inc.	100	1,369
H.I.S. Co. Ltd.	2,300	84,262
H2O Retailing Corp.	2,500	47,247
Hakuhodo DY Holdings, Inc.	11,900	166,657
Hamamatsu Photonics K.K.	6,300	243,194
Hankyu Hanshin Holdings, Inc.	9,600	378,924
Hankyu REIT, Inc.	9	11,501
Hanwa Co. Ltd.	1,700	74,488
Harmonic Drive Systems, Inc.	1,200	57,629
Haseko Corp.	9,300	146,748
Hazama Ando Corp.	5,200	41,954
Heiwa Corp.	1,700	33,838
Heiwa Real Estate (REIT), Inc.	15	14,366
Heiwa Real Estate Co. Ltd.	1,700	39,903
Heiwado Co. Ltd.	1,800	42,975
Hiday Hidaka Corp.	2,160	56,411
Hikari Tsushin, Inc.	800	129,967
Hino Motors Ltd.	9,000	110,071
Hirata Corp.	400	37,980
Hirose Electric Co. Ltd.	1,155	162,917
Hiroshima Bank Ltd.	14,400	109,857
Hisamitsu Pharmaceutical Co., Inc.	3,400	265,295
Hitachi Capital Corp.	1,900	50,924
Hitachi Chemical Co. Ltd.	5,700	125,450
Hitachi Construction Machinery Co. Ltd.	5,000	182,263
Hitachi High-Technologies Corp.	3,100	144,905
Hitachi Ltd.	201,881	1,480,313
Hitachi Metals Ltd.	13,000	149,360
Hitachi Transport System Ltd.	2,200	58,985
Hitachi Zosen Corp.	2,900	15,784
Hogy Medical Co. Ltd.	2,800	116,795
Hokkaido Electric Power Co., Inc.	18,500	122,860
Hokuetsu Kishu Paper Co. Ltd.	9,200	57,563
Hokuhoku Financial Group, Inc.	4,300	63,800
Hokuriku Electric Power Co., Inc.	5,400	55,176
Hokuto Corp.	100	1,767
Honda Motor Co. Ltd.	71,572	2,461,072
Horiba Ltd.	2,000	145,810
Hoshino Resorts REIT, Inc.	13	63,977
Hoshizaki Corp.	2,500	232,574
Hosiden Corp.	1,800	21,603
House Foods Group, Inc.	1,900	67,001
Hoya Corp.	16,118	864,286
Hulic (REIT), Inc.	78	120,510
Hulic Co. Ltd.	12,400	133,505
Hyakujushi Bank Ltd.	7,000	23,692
Ibiden Co. Ltd.	8,400	139,155
IBJ Leasing Co. Ltd.	1,600	44,274
Ichibanya Co. Ltd.	100	4,176
Ichigo Real Estate Investment Corp.	11	8,181
Ichigo, Inc.	8,900	39,729
Idemitsu Kosan Co. Ltd.	5,400	211,663
IHI Corp.	6,072	199,401
Iida Group Holdings Co. Ltd.	6,000	117,508
Inaba Denki Sangyo Co. Ltd.	400	17,142
Inabata & Co. Ltd.	1,000	15,368
Industrial & Infrastructure Fund Investment Corp.	104	115,207
Ines Corp.	3,700	39,836
Infomart Corp.	3,200	29,243
INPEX Corp.	39,700	509,324
Internet Initiative Japan, Inc.	1,600	30,282
Invesco Office J-REIT, Inc.	426	53,854
Invincible Investment Corp.	186	83,200
Iriso Electronics Co. Ltd.	500	31,742
Iseki & Co. Ltd.	100	1,935
Isetan Mitsukoshi Holdings Ltd.	18,871	210,253
Istyle, Inc.	1,300	17,338
Isuzu Motors Ltd.	25,768	394,581
IT Holdings Corp.	3,300	131,010
ITO EN Ltd.	2,260	90,342
Itochu Corp.	62,550	1,255,349
Itochu Enex Co. Ltd.	300	2,947
ITOCHU Techno-Solutions Corp.	3,012	62,543
Itoham Yonekyu Holdings, Inc.	10,100	91,927
Iwatani Corp.	600	22,201
Iyo Bank Ltd.	7,900	62,654
Izumi Co. Ltd.	2,100	138,886
J Trust Co. Ltd.	600	4,248
J. Front Retailing Co. Ltd.	10,200	165,615
JACCS Co. Ltd.	200	4,537
JAFCO Co. Ltd.	900	39,599
Japan Airlines Co. Ltd.	5,200	205,013
Japan Airport Terminal Co. Ltd.	3,600	148,024
Japan Aviation Electronics Industry Ltd.	1,000	17,124
Japan Display, Inc. (a)	24,400	32,364
Japan Excellent, Inc.	99	128,776
Japan Exchange Group, Inc.	23,100	428,952
Japan Hotel REIT Investment Corp.	128	96,948
Japan Lifeline Co. Ltd.	2,300	67,956
Japan Logistics Fund, Inc.	54	109,512
Japan Material Co. Ltd.	1,800	23,924
Japan Petroleum Exploration Co. Ltd.	1,300	33,856
Japan Post Bank Co. Ltd.	13,834	188,300
Japan Post Holdings Co. Ltd.	63,338	770,578
Japan Prime Realty Investment Corp.	36	130,735
Japan Real Estate Investment Corp.	58	301,354
Japan Rental Housing Investment, Inc.	42	32,733
Japan Retail Fund Investment Corp.	119	223,152
Japan Securities Finance Co. Ltd.	500	3,293
Japan Steel Works Ltd.	2,800	92,206
Japan Tobacco, Inc.	45,143	1,212,609
Japan Wool Textile Co. Ltd.	400	4,175
JCR Pharmaceuticals Co. Ltd.	1,000	52,598
JEOL Ltd.	5,000	42,993
JFE Holdings, Inc.	21,000	433,082
JGC Corp.	9,142	224,536
Jimoto Holdings, Inc.	13,900	24,286
JIN Co. Ltd.	1,100	59,769
Joshin Denki Co. Ltd.	1,800	74,588
Joyful Honda Co. Ltd.	700	24,748
JSR Corp.	9,300	175,672
JTEKT Corp.	10,200	165,615
Juroku Bank Ltd.	1,300	34,379
Justsystems Corp.	700	16,616
JVC KENWOOD Holdings, Inc.	700	2,452
JX Holdings, Inc.	132,050	862,939
K's Holdings Corp.	11,200	162,078
kabu.com Securities Co. Ltd.	600	2,190
Kadokawa Dwango Corp.	2,000	20,710
Kagome Co. Ltd.	2,700	97,434
Kajima Corp.	37,000	357,071
Kakaku.com, Inc.	7,500	143,455
Kaken Pharmaceutical Co. Ltd.	1,556	92,233
Kameda Seika Co. Ltd.	100	4,930
Kamigumi Co. Ltd.	5,500	124,268
Kanamoto Co. Ltd.	1,400	48,088
Kandenko Co. Ltd.	7,800	92,470
Kaneka Corp.	16,000	158,214
Kanematsu Corp.	3,200	49,060
Kansai Electric Power Co., Inc.	28,599	400,260
Kansai Mirai Financial Group, Inc. (a)	6,700	53,075
Kansai Paint Co. Ltd.	7,639	172,178
Kanto Denka Kogyo Co. Ltd.	1,000	9,321
Kao Corp.	20,791	1,493,901
Kato Sangyo	1,100	40,601
Kawasaki Heavy Industries Ltd.	6,300	211,498
Kawasaki Kisen Kaisha Ltd. (a)	6,400	148,116
KDDI Corp.	74,837	2,008,895
Keihan Electric Railway Co., Ltd.	3,000	97,146
Keihin Corp.	1,600	31,614
Keihin Electric Express Railway Co. Ltd.	9,839	180,634
Keio Corp.	5,103	233,864
Keisei Electric Railway Co.	7,606	248,385
Kenedix Office Investment Corp.	15	92,206
Kenedix Residential Investment Corp.	49	72,254
Kenedix Retail REIT Corp.	12	25,423
Kenedix, Inc.	7,400	42,916
Kewpie Corp.	6,700	156,346
Keyence Corp.	4,075	2,496,366
KH Neochem Co. Ltd.	800	24,296
Kikkoman Corp.	7,000	303,833
Kinden Corp.	4,392	76,735
Kintetsu Group Holdings Co. Ltd.	6,653	271,123
Kintetsu World Express, Inc.	2,600	48,542
Kirin Holdings Co. Ltd.	36,170	1,016,744
Kisoji Co. Ltd.	300	7,791
Kissei Pharmaceutical Co. Ltd.	1,400	39,636
Kitz Corp.	1,400	11,744
Koa Corp.	1,100	24,149
Kobayashi Pharmaceutical Co. Ltd.	1,800	151,976
Kobe Bussan Co. Ltd.	300	14,572
Kobe Steel Ltd.	11,600	120,117
Kohnan Shoji Co. Ltd.	1,400	36,562
Koito Manufacturing Co. Ltd.	5,100	342,892
Kokuyo Co. Ltd.	4,600	83,063
Komatsu Ltd.	38,311	1,305,974
KOMEDA Holdings Co. Ltd.	1,900	38,323
KOMERI Co. Ltd.	600	16,048
Komori Corp.	3,300	42,110
Konami Holdings Corp.	4,300	211,617
Konica Minolta, Inc.	19,800	170,252
Konoike Transport Co. Ltd.	500	8,768
Kose Corp.	1,300	240,807
Koshidaka Holdings Co. Ltd.	700	42,517
Kotobuki Spirits Co. Ltd.	600	28,595
Kubota Corp.	44,510	753,030
Kumagai Gumi Co. Ltd.	1,000	34,120
Kumiai Chemical Industry Co. Ltd.	3,500	22,283
Kura Corp. Ltd.	700	50,457
Kurabo Industries Ltd.	3,000	9,934
Kuraray Co. Ltd.	18,252	304,200
Kureha Chemical Industry Co. Ltd.	1,500	102,223
Kurita Water Industries Ltd.	5,800	188,346
Kusuri No Aoki Holdings Co. Ltd.	400	27,479
Kyb Corp.	1,400	67,746
Kyocera Corp.	12,837	821,746
Kyoei Steel Ltd.	100	2,087
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	7,935
Kyorin Holdings, Inc.	500	9,806
Kyoritsu Maintenance Co. Ltd.	2,600	122,960
Kyowa Exeo Corp.	4,900	127,744
Kyowa Hakko Kirin Co., Ltd.	11,400	247,563
Kyudenko Corp.	1,400	65,697
Kyushu Electric Power Co., Inc.	19,478	240,891
Kyushu Financial Group, Inc.	14,785	72,762
Kyushu Railway Co.	6,100	195,856
LaSalle Logiport REIT	63	64,717
Lasertec Corp.	1,200	40,066
Lawson, Inc.	2,700	178,568
Leopalace21 Corp.	10,000	86,992
LIFE Corp.	100	2,501
LIFULL Co. Ltd.	2,300	18,767
LINE Corp. (a)	1,900	68,712
Lintec Corp.	4,900	141,863
Lion Corp.	9,136	197,395
LIXIL Group Corp.	12,895	289,347
M3, Inc.	8,895	337,265
Mabuchi Motor Co. Ltd.	2,500	126,235
Macnica Fuji Electronics Holdings, Inc.	3,700	63,596
Macromill, Inc.	2,100	56,726
Maeda Corp.	4,000	49,469
Maeda Road Construction Co. Ltd.	6,000	129,748
Makino Milling Machine Co. Ltd.	10,000	94,859
Makita Corp.	8,900	400,549
Mandom Corp.	4,400	158,983
Mani, Inc.	1,400	56,989
Marubeni Corp.	68,100	513,429
Marudai Food Co. Ltd.	1,000	4,930
Maruha Nichiro Corp.	1,400	47,192
Marui Group Co. Ltd.	8,502	176,931
Maruichi Steel Tube Ltd.	5,000	171,286
Marusan Securities Co. Ltd.	900	8,595
Maruwa Ceramic Co. Ltd.	500	41,438
Matsui Securities Co. Ltd.	1,700	16,608
Matsumotokiyoshi Holdings Co. Ltd.	4,300	192,147
Max Co. Ltd.	1,000	13,035
Maxell Holdings Ltd.	1,500	29,624
Mazda Motor Corp.	22,500	313,152
McDonald's Holdings Co. (Japan) Ltd.	3,028	141,816
MCJ Co. Ltd.	300	3,993
MCUBS MidCity Investment Corp.	156	117,728
Mebuki Financial Group, Inc.	44,268	172,099
Medipal Holdings Corp.	6,700	144,088
Megachips Corp.	600	19,402
Megmilk Snow Brand Co. Ltd.	1,800	54,254
Meidensha Corp.	17,000	67,179
Meiji Holdings Co. Ltd.	5,000	401,573
Meitec Corp.	2,400	131,943
Menicon Co. Ltd.	1,800	47,157
Micronics Japan Co. Ltd.	100	1,118
Milbon Co. Ltd.	2,400	104,610
Minebea Mitsumi, Inc.	16,095	323,461
Miraca Holdings, Inc.	2,047	79,955
Mirait Holdings Corp.	2,300	36,482
Miroku Jyoho Service Co., Ltd.	200	5,708
Misumi Group, Inc.	11,805	327,197
Mitsuba Corp.	500	7,327
Mitsubishi Chemical Holdings Corp.	58,257	553,953
Mitsubishi Corp.	62,551	1,731,997
Mitsubishi Electric Corp.	80,392	1,235,810
Mitsubishi Estate Co. Ltd.	52,471	958,779
Mitsubishi Gas Chemical Co., Inc.	7,045	165,878
Mitsubishi Heavy Industries Ltd.	12,766	505,175
Mitsubishi Logistics Corp.	1,500	34,742
Mitsubishi Materials Corp.	5,300	161,928
Mitsubishi Motors Corp. of Japan	28,034	209,255
Mitsubishi Pencil Co. Ltd.	2,600	51,824
Mitsubishi Shokuhin Co. Ltd.	100	2,923
Mitsubishi Tanabe Pharma Corp.	11,109	211,774
Mitsubishi UFJ Financial Group, Inc.	496,439	3,326,808
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	78,422
Mitsuboshi Belting Ltd.	1,000	11,443
Mitsui & Associates Telepark Corp.	300	8,397
Mitsui & Co. Ltd.	71,782	1,297,815
Mitsui Chemicals, Inc.	8,500	244,146
Mitsui Engineering & Shipbuilding Co.	7,000	120,381
Mitsui Fudosan Co. Ltd.	36,840	947,454
Mitsui Fudosan Logistics Park, Inc.	17	54,816
Mitsui High-Tec, Inc.	500	7,377
Mitsui Mining & Smelting Co. Ltd.	2,300	97,937
Mitsui OSK Lines Ltd.	4,800	142,481
Mitsui Sugar Co. Ltd.	700	28,046
Mitsui-Soko Co. Ltd. (a)	2,000	6,513
Miura Co. Ltd.	3,155	96,249
mixi, Inc.	1,500	49,533
Mizuho Financial Group, Inc.	979,184	1,771,576
Mizuno Corp.	200	6,486
Mochida Pharmaceutical Co. Ltd.	900	63,557
Modec, Inc.	300	7,978
Monex Group, Inc.	14,500	82,766
MonotaRO Co. Ltd.	3,100	108,466
Mori Hills REIT Investment Corp.	114	146,515
Mori Trust Hotel (REIT), Inc.	15	19,855
MORI TRUST Sogo (REIT), Inc.	83	123,984
Morinaga & Co. Ltd.	1,800	87,761
Morinaga Milk Industry Co. Ltd.	2,700	118,922
Morita Holdings Corp.	100	1,965
MOS Food Services, Inc.	400	12,130
MS&AD Insurance Group Holdings, Inc.	19,897	668,330
Murata Manufacturing Co. Ltd.	8,034	1,014,263
Musashi Seimitsu Industry Co. Ltd.	900	31,614
Nabtesco Corp.	4,900	177,273
Nachi-Fujikoshi Corp.	5,000	26,070
Nagaileben Co. Ltd.	1,400	37,100
Nagase & Co. Ltd.	6,300	107,939
Nagoya Railroad Co. Ltd.	7,516	197,388
Nakanishi, Inc.	3,900	81,553
Namura Shipbuilding Co. Ltd.	500	3,101
Nankai Electric Railway Co. Ltd.	3,400	90,660
NanoCarrier Co. Ltd. (a)	200	1,272
NEC Corp.	12,000	329,857
NEC System Integration & Constuction Ltd.	100	2,623
Net One Systems Co. Ltd.	2,800	45,156
New Hampshire Foods Ltd.	3,713	162,520
Nexon Co. Ltd. (a)	16,100	234,608
NGK Insulators Ltd.	11,100	204,292
NGK Spark Plug Co. Ltd.	9,300	239,901
NHK Spring Co. Ltd.	8,487	93,782
Nichi-iko Pharmaceutical Co. Ltd.	500	8,009
Nichias Corp.	4,000	50,787
Nichicon Corp.	1,700	19,267
Nichiha Corp.	600	23,875
Nichirei Corp.	6,210	179,790
Nidec Corp.	9,845	1,543,572
Nifco, Inc.	3,200	112,843
Nihon Kohden Corp.	3,400	97,503
Nihon M&A Center, Inc.	6,200	182,053
Nihon Parkerizing Co. Ltd.	5,100	80,941
Nihon Unisys Ltd.	2,300	47,948
Nikkiso Co. Ltd.	2,200	25,095
Nikkon Holdings Co. Ltd.	3,200	85,445
Nikon Corp.	15,700	274,018
Nintendo Co. Ltd.	4,688	1,969,788
Nippo Corp.	3,400	78,096
Nippon Accommodations Fund, Inc.	18	80,598
Nippon Building Fund, Inc.	50	281,284
Nippon Chemi-con Corp.	500	11,640
Nippon Densetsu Kogyo Co. Ltd.	600	12,349
Nippon Electric Glass Co. Ltd.	4,300	124,099
Nippon Express Co. Ltd.	2,966	224,376
Nippon Flour Mills Co. Ltd.	500	8,173
Nippon Gas Co. Ltd.	1,600	79,034
Nippon Kayaku Co. Ltd.	4,000	50,165
Nippon Light Metal Holding Co. Ltd.	30,000	80,681
Nippon Paint Holdings Co. Ltd.	6,297	258,055
Nippon Paper Industries Co. Ltd.	3,645	69,919
Nippon Prologis REIT, Inc.	74	155,893
Nippon REIT Investment Corp.	12	36,498
Nippon Seiki Co. Ltd.	1,000	19,274
Nippon Sheet Glass Co. Ltd. (a)	900	7,377
Nippon Shinyaku Co. Ltd.	2,500	186,608
Nippon Shokubai Co. Ltd.	900	61,251
Nippon Signal Co. Ltd.	200	1,901
Nippon Soda Co. Ltd.	12,000	69,155
Nippon Steel & Sumikin Bussan Corp.	1,200	65,971
Nippon Steel & Sumitomo Metal Corp.	32,595	711,115
Nippon Suisan Kaisha Co. Ltd.	8,100	44,012
Nippon Telegraph & Telephone Corp.	28,332	1,344,500
Nippon Yusen KK	6,900	147,316
Nipro Corp.	4,338	62,657
Nishi-Nippon Financial Holdings, Inc.	12,500	150,361
Nishi-Nippon Railroad Co. Ltd.	5,800	161,288
Nishimatsu Construction Co. Ltd.	1,200	33,096
Nishimatsuya Chain Co. Ltd.	1,000	12,294
Nishio Rent All Co. Ltd.	1,200	35,785
Nissan Chemical Industries Co. Ltd.	5,600	249,726
Nissan Motor Co. Ltd.	92,948	979,049
Nissan Shatai Co. Ltd.	2,300	24,658
Nissha Co. Ltd.	1,900	44,963
Nisshin Oillio Group Ltd.	800	23,052
Nisshin Seifun Group, Inc.	7,800	170,741
Nisshin Steel Co. Ltd.	2,800	37,292
Nisshinbo Holdings, Inc.	4,100	58,020
Nissin Electric Co. Ltd.	400	4,032
Nissin Food Holdings Co. Ltd.	2,900	213,547
Nissin Kogyo Co. Ltd.	2,000	35,181
Nitori Holdings Co. Ltd.	3,300	557,849
Nitta Corp.	100	3,810
Nitto Boseki Co. Ltd.	1,200	25,993
Nitto Denko Corp.	6,942	517,538
Nitto Kogyo Corp.	500	8,612
NKSJ Holdings, Inc.	14,919	626,401
Noevir Holdings Co. Ltd.	600	43,249
NOF Corp.	3,400	101,546
Nojima Co. Ltd.	1,100	27,238
NOK Corp.	3,200	65,862
NOMURA Co. Ltd.	2,400	48,342
Nomura Holdings, Inc.	149,654	861,940
Nomura Real Estate Holdings, Inc.	4,900	121,828
Nomura Real Estate Master Fund, Inc.	169	236,062
Nomura Research Institute Ltd.	5,270	272,370
Noritz Corp.	1,500	27,374
North Pacific Bank Ltd.	23,400	79,199
NS Solutions Corp.	3,200	92,792
NSD Co. Ltd.	1,200	25,115
NSK Ltd.	20,200	271,625
NTN Corp.	13,000	57,437
NTT Data Corp.	24,300	262,072
NTT DOCOMO, Inc.	55,130	1,424,229
NTT Urban Development Co.	2,500	29,523
Obara Group, Inc.	800	47,494
Obayashi Corp.	24,800	286,293
OBIC Business Consultants Ltd.	300	22,009
OBIC Co. Ltd.	2,641	221,533
Odakyu Electric Railway Co. Ltd.	11,400	246,207
Ogaki Kyoritsu Bank Ltd.	800	20,227
Ohsho Food Service Corp.	100	5,031
Oiles Corp.	100	2,169
Oji Holdings Corp.	34,000	239,480
Okamoto Industries, Inc.	1,000	10,026
Okamura Corp.	3,200	43,439
Okasan Securities Group, Inc.	13,034	74,756
Oki Electric Industry Co. Ltd.	2,800	37,907
Okuma Corp.	1,000	57,355
Okumura Corp.	1,000	41,484
Olympus Corp.	11,800	440,935
OMRON Corp.	7,700	418,386
Ono Pharmaceutical Co. Ltd.	17,380	402,942
Onward Holdings Co. Ltd.	6,000	49,616
Open House Co. Ltd.	1,500	83,974
Optex Group Co. Ltd.	2,400	72,338
Oracle Corp. Japan	1,500	123,491
Orient Corp.	7,300	11,285
Oriental Land Co. Ltd.	8,934	892,011
ORIX Corp.	55,620	978,896
ORIX JREIT, Inc.	97	147,913
Osaka Gas Co. Ltd.	14,700	316,537
OSG Corp.	2,200	48,862
Otsuka Corp.	4,300	200,604
Otsuka Holdings Co. Ltd.	16,518	866,092
Outsourcing, Inc.	3,300	55,664
Pacific Industrial Co. Ltd.	200	2,847
Pacific Metals Co. Ltd. (a)	100	3,522
PALTAC Corp.	2,000	100,256
Panasonic Corp.	89,789	1,329,519
Paramount Bed Holdings Co. Ltd.	1,000	49,762
Park24 Co. Ltd.	4,840	137,248
Penta-Ocean Construction Co. Ltd.	10,400	82,291
Pepper Food Service Co. Ltd.	700	40,468
PeptiDream, Inc. (a)	3,700	150,274
Pigeon Corp.	5,200	244,018
Pilot Corp.	1,600	87,523
Piolax, Inc.	2,600	73,015
Pioneer Corp. (a)	5,000	7,821
Plenus Co. Ltd.	100	1,726
Pola Orbis Holdings, Inc.	4,189	183,163
Premier Investment Corp.	135	132,259
Press Kogyo Co. Ltd.	500	2,891
Pressance Corp.	200	3,064
Prestige International, Inc.	800	9,228
Prima Meat Packers Ltd.	5,000	30,598
Raito Kogyo Co. Ltd.	200	2,179
Rakuten, Inc.	37,495	266,461
Recruit Holdings Co. Ltd.	45,654	1,055,321
Relia, Inc.	200	2,545
Relo Group, Inc.	4,200	94,742
Renesas Electronics Corp. (a)(b)	25,755	270,460
Rengo Co. Ltd.	12,600	108,573
Resona Holdings, Inc.	94,100	535,919
Resorttrust, Inc.	2,800	58,244
Ricoh Co. Ltd.	28,600	280,192
Ricoh Leasing Co. Ltd.	300	10,030
Ringer Hut Co. Ltd.	100	2,433
Rinnai Corp.	1,861	185,385
Riso Kagaku Corp.	100	2,005
ROHM Co. Ltd.	4,000	373,948
Rohto Pharmaceutical Co. Ltd.	4,600	134,440
Round One Corp.	2,100	30,582
Royal Holdings Co. Ltd.	100	2,723
Ryobi Ltd.	1,500	38,310
Ryohin Keikaku Co. Ltd.	983	337,648
Ryosan Co. Ltd.	200	7,464
Saizeriya Co. Ltd.	1,600	37,073
Sakai Moving Service Co. Ltd.	400	21,698
Sakata INX Corp.	1,600	24,501
Sakata Seed Corp.	700	25,709
San-A Co. Ltd.	1,000	53,330
San-Ai Oil Co. Ltd.	2,200	34,694
Sanden Holdings Corp. (a)	200	2,920
Sangetsu Corp.	1,000	20,682
Sanken Electric Co. Ltd.	9,000	57,958
Sanki Engineering Co. Ltd.	2,100	23,436
Sankyo Co. Ltd. (Gunma)	3,400	119,585
Sankyo Tateyama, Inc.	400	5,942
Sankyu, Inc.	2,500	121,661
Sanrio Co. Ltd.	900	16,605
Santen Pharmaceutical Co. Ltd.	14,360	242,355
Sanwa Holdings Corp.	5,800	74,755
Sanyo Chemical Industries Ltd.	100	4,729
Sanyo Special Steel Co. Ltd.	1,200	30,615
Sapporo Breweries Ltd.	3,800	108,800
Sato Holding Corp.	1,700	47,818
Sawai Pharmaceutical Co. Ltd.	2,700	117,069
SBI Holdings, Inc. Japan	9,200	232,861
Screen Holdings Co. Ltd.	1,500	123,628
SCSK Corp.	1,800	77,223
Secom Co. Ltd.	8,133	610,198
Sega Sammy Holdings, Inc.	8,019	131,743
Seibu Holdings, Inc.	11,200	189,433
Seikagaku Corp.	2,200	36,566
Seiko Epson Corp.	11,773	221,309
Seiko Holdings Corp.	3,200	83,630
Seino Holdings Co. Ltd.	7,000	131,458
Seiren Co. Ltd.	4,100	79,285
Sekisui Chemical Co. Ltd.	18,400	326,528
Sekisui House (REIT), Inc.	87	56,106
Sekisui House Ltd.	25,980	476,371
Sekisui House SI Residential Investment Corp.	30	31,922
Sekisui Jushi Corp.	3,100	67,660
SENKO Co. Ltd.	3,300	25,417
Senshu Ikeda Holdings, Inc.	17,690	69,906
Septeni Holdings Co. Ltd.	1,000	2,580
Seria Co. Ltd.	2,000	98,061
Seven & i Holdings Co. Ltd.	30,529	1,345,133
Seven Bank Ltd.	16,000	53,860
Sharp Corp. (b)	6,300	185,277
Shibuya Corp.	200	6,851
Shiga Bank Ltd.	5,000	25,338
Shikoku Electric Power Co., Inc.	8,900	113,245
Shima Seiki Manufacturing Ltd.	1,200	76,400
Shimachu Co. Ltd.	2,900	93,775
Shimadzu Corp.	9,500	258,617
Shimamura Co. Ltd.	1,200	139,956
SHIMANO, Inc.	3,165	420,958
SHIMIZU Corp.	22,600	224,098
Shin-Etsu Chemical Co. Ltd.	16,135	1,624,274
Shinko Electric Industries Co. Ltd.	1,800	14,111
Shinmaywa Industries Ltd.	1,000	11,233
Shinsei Bank Ltd.	10,100	157,801
Shionogi & Co. Ltd.	12,200	628,749
Ship Healthcare Holdings, Inc.	2,800	97,457
Shiseido Co. Ltd.	15,755	1,024,969
Shizuoka Bank Ltd.	29,000	294,987
Shizuoka Gas Co. Ltd.	3,800	34,413
SHO-BOND Holdings Co. Ltd.	1,600	121,186
Shochiku Co. Ltd.	800	117,673
Showa Corp.	3,200	47,947
Showa Denko K.K.	5,982	200,002
Showa Sangyo Co. Ltd.	200	5,295
Showa Shell Sekiyu K.K.	7,000	99,058
Siix Corp.	1,400	28,187
Sintokogio Ltd.	600	6,422
SKY Perfect JSAT Holdings, Inc.	3,000	13,694
Skylark Co. Ltd.	9,100	134,019
SMC Corp.	2,367	903,323
SMS Co., Ltd.	1,100	41,758
Sodick Co. Ltd.	600	7,431
SoftBank Corp.	34,501	2,636,177
Sohgo Security Services Co., Ltd.	3,100	153,412
Sojitz Corp.	49,100	162,140
Sony Corp.	52,805	2,466,317
Sony Financial Holdings, Inc.	8,200	149,943
Sosei Group Corp. (a)	928	64,345
Sotetsu Holdings, Inc.	2,200	63,191
Square Enix Holdings Co. Ltd.	3,700	154,336
St. Marc Holdings Co. Ltd.	100	2,836
Stanley Electric Co. Ltd.	6,339	229,913
Star Micronics Co. Ltd.	2,800	50,304
Start Today Co. Ltd.	8,200	237,029
Starts Corp., Inc.	500	13,836
Subaru Corp.	25,525	859,005
Sugi Holdings Co. Ltd.	1,100	64,197
Sumco Corp.	9,800	242,221
Sumitomo Bakelite Co. Ltd.	12,000	108,672
Sumitomo Chemical Co. Ltd.	67,000	385,501
Sumitomo Corp.	48,500	873,772
Sumitomo Electric Industries Ltd.	31,000	476,258
Sumitomo Forestry Co. Ltd.	6,123	101,770
Sumitomo Heavy Industries Ltd.	5,347	204,939
Sumitomo Metal Mining Co. Ltd.	10,100	434,045
Sumitomo Mitsui Construction Co. Ltd.	3,060	18,754
Sumitomo Mitsui Financial Group, Inc.	55,633	2,318,687
Sumitomo Mitsui Trust Holdings, Inc.	13,600	577,988
Sumitomo Osaka Cement Co. Ltd.	14,036	64,325
Sumitomo Realty & Development Co. Ltd.	14,787	588,261
Sumitomo Riko Co. Ltd.	500	5,237
Sumitomo Rubber Industries Ltd.	6,100	109,200
Sumitomo Seika Chemicals Co. Ltd.	100	4,793
Sundrug Co. Ltd.	2,741	141,162
Suntory Beverage & Food Ltd.	5,700	281,037
Sushiro Global Holdings Ltd.	1,500	77,936
Suzuken Co. Ltd.	4,600	198,189
Suzuki Motor Corp.	14,440	778,138
Sysmex Corp.	6,500	575,558
SystemPro Co. Ltd.	900	34,248
T&D Holdings, Inc.	22,400	380,915
Tachi-S Co. Ltd.	1,100	19,973
Tadano Ltd.	3,500	54,107
Taiheiyo Cement Corp.	4,791	181,657
Taikisha Ltd.	1,100	38,438
Taisei Corp.	8,100	437,898
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	191,914
Taiyo Holdings Co. Ltd.	500	21,336
Taiyo Nippon Sanso Corp.	3,900	57,901
Taiyo Yuden Co. Ltd.	3,100	55,268
Takara Bio, Inc.	3,100	60,429
Takara Holdings, Inc.	11,769	142,322
Takara Leben Co. Ltd.	300	1,276
Takara Standard Co. Ltd.	1,200	20,417
Takasago International Corp.	100	3,124
Takasago Thermal Engineering Co. Ltd.	500	9,509
Takashimaya Co. Ltd.	14,000	120,381
Takeda Pharmaceutical Co. Ltd.	29,921	1,259,975
Takeuchi Manufacturing Co. Ltd.	1,300	29,860
Takuma Co. Ltd.	3,000	32,986
Tamron Co. Ltd.	300	6,098
TDK Corp.	5,381	465,152
TechnoPro Holdings, Inc.	1,800	104,720
TECMO KOEI HOLDINGS CO., LTD.	400	8,266
Teijin Ltd.	7,600	143,282
Tekken Corp.	100	3,000
Temp Holdings Co., Ltd.	8,200	195,249
Terumo Corp.	13,400	759,971
The Aichi Bank Ltd.	100	4,784
The Aomori Bank Ltd.	1,000	31,239
The Awa Bank Ltd.	21,000	137,541
The Bank of Iwate Ltd.	2,200	86,334
The Bank of Okinawa Ltd.	500	21,039
The Bank of Saga Ltd.	300	6,894
The Chugoku Bank Ltd.	10,700	124,403
The Chukyo Bank Ltd.	1,400	30,159
The Daishi Bank Ltd., Niigata	1,792	80,486
The Eighteenth Bank Ltd.	1,000	2,653
The Hachijuni Bank Ltd.	12,800	67,794
The Hokkoku Bank Ltd.	500	19,987
The Hokuetsu Bank Ltd.	100	2,222
The Hyakugo Bank Ltd.	7,000	32,720
The Keiyo Bank Ltd.	6,000	27,497
The Kiyo Bank Ltd.	1,800	29,358
The Miyazaki Bank Ltd.	100	3,243
The Musashino Bank Ltd.	900	30,008
The Nanto Bank Ltd.	500	13,904
The Oita Bank Ltd.	1,000	36,727
The Okinawa Electric Power Co., Inc.	1,430	43,559
The Pack Corp.	300	11,375
The San-In Godo Bank Ltd.	4,500	42,440
The Shikoku Bank Ltd.	200	2,925
The Sumitomo Warehouse Co. Ltd.	1,000	6,870
The Suruga Bank Ltd.	7,900	107,530
The Tochigi Bank Ltd.	400	1,518
The Toho Bank Ltd.	9,000	34,989
The Towa Bank Ltd.	1,400	18,710
The Yamagata Bank Ltd.	200	4,424
The Yamanashi Chuo Bank Ltd.	17,000	75,265
THK Co. Ltd.	5,300	185,684
TKC Corp.	1,400	56,028
Toagosei Co. Ltd.	9,400	111,352
Tobu Railway Co. Ltd.	8,800	280,937
Toc Co. Ltd.	2,400	21,295
Tocalo Co. Ltd.	3,600	44,885
Toda Corp.	11,000	90,962
Toei Co. Ltd.	100	11,242
Toho Co. Ltd.	6,300	210,922
Toho Gas Co. Ltd.	3,500	106,293
Toho Holdings Co. Ltd.	1,200	29,374
Toho Zinc Co. Ltd.	1,000	46,469
Tohoku Electric Power Co., Inc.	22,100	285,246
Tokai Carbon Co. Ltd.	8,000	100,622
TOKAI Holdings Corp.	3,000	30,516
Tokai Rika Co. Ltd.	2,100	42,069
Tokai Tokyo Financial Holdings	9,400	68,359
Token Corp.	200	19,155
Tokio Marine Holdings, Inc.	27,693	1,310,174
Tokushu Tokai Paper Co. Ltd.	400	15,679
Tokuyama Corp.	2,935	87,658
Tokyo Broadcasting System Holding	700	15,585
Tokyo Century Corp.	2,000	125,137
Tokyo Dome Corp.	9,900	96,356
Tokyo Electric Power Co., Inc. (a)	55,228	263,207
Tokyo Electron Ltd.	6,523	1,256,328
Tokyo Gas Co. Ltd.	16,135	432,746
Tokyo Ohka Kogyo Co. Ltd.	2,000	70,527
Tokyo Seimitsu Co. Ltd.	2,800	107,190
Tokyo Steel Manufacturing Co. Ltd.	4,700	39,339
Tokyo Tatemono Co. Ltd.	8,800	134,190
Tokyo TY Financial Group, Inc.	1,500	39,695
Tokyotokeiba Co. Ltd.	1,200	46,213
Tokyu Construction Co. Ltd.	2,500	26,802
Tokyu Corp.	20,500	345,230
Tokyu Fudosan Holdings Corp.	19,300	152,183
Tokyu REIT, Inc.	19	25,584
TOMONY Holdings, Inc.	3,900	17,445
Tomy Co. Ltd.	2,500	24,607
Topcon Corp.	3,760	74,980
Toppan Forms Co. Ltd.	300	3,351
Toppan Printing Co. Ltd.	31,000	259,751
Topre Corp.	4,000	125,869
Topy Industries Ltd.	100	2,968
Toray Industries, Inc.	62,900	587,145
TORIDOLL Holdings Corp.	800	26,894
Toshiba Corp. (a)	271,527	727,748
Toshiba Machine Co. Ltd.	5,000	33,297
Toshiba Plant Systems & Services Corp.	4,600	96,191
Toshiba Tec Corp.	14,000	80,168
Tosho Co. Ltd.	200	7,364
Tosoh Corp.	13,100	232,713
Totetsu Kogyo Co. Ltd.	400	11,965
Toto Ltd.	5,900	335,154
Towa Pharmaceutical Co. Ltd.	100	6,367
Toyo Engineering Corp.	200	2,086
Toyo Ink South Carolina Holdings Co. Ltd.	22,749	140,673
Toyo Seikan Group Holdings Ltd.	8,400	132,393
Toyo Suisan Kaisha Ltd.	4,036	159,121
Toyo Tire & Rubber Co. Ltd.	7,200	123,161
Toyobo Co. Ltd.	3,200	62,466
Toyoda Gosei Co. Ltd.	5,700	144,638
Toyota Boshoku Corp.	1,800	37,986
Toyota Industries Corp.	7,000	414,288
Toyota Motor Corp.	108,492	7,114,081
Toyota Tsusho Corp.	7,849	282,527
TPR Co. Ltd.	1,200	36,498
Trancom Co. Ltd.	100	7,592
Trans Cosmos, Inc.	300	8,315
Trend Micro, Inc.	4,600	276,034
Trusco Nakayama Corp.	3,200	84,244
TS tech Co. Ltd.	1,600	65,203
TSI Holdings Co. Ltd.	5,300	42,421
Tsubaki Nakashima Co. Ltd.	3,400	80,428
Tsubakimoto Chain Co.	6,000	52,141
Tsugami Corp.	4,000	48,445
Tsukui Corp.	600	4,748
Tsumura & Co.	2,084	75,872
Tsuruha Holdings, Inc.	1,500	215,834
TV Asahi Corp.	100	2,353
Uacj Corp.	1,600	41,698
Ube Industries Ltd.	4,400	134,431
Ulvac, Inc.	1,959	105,548
Unicharm Corp.	16,100	452,868
Unipres Corp.	1,800	42,596
United Arrows Ltd.	400	14,764
United Super Markets Holdings, Inc.	2,500	32,885
United Technology Holdings Co. Ltd. (a)	1,500	41,507
United Urban Investment Corp.	116	178,053
Unitika Ltd. (a)	300	1,981
Universal Entertainment Corp.	1,000	47,567
Unizo Holdings Co. Ltd.	100	2,392
Ushio, Inc.	3,100	43,783
USS Co. Ltd.	8,500	178,911
V Technology Co. Ltd.	200	52,360
Valor Holdings Co. Ltd.	4,400	122,960
Vector, Inc.	900	17,420
VT Holdings Co. Ltd.	400	1,826
W-Scope Corp.	800	11,936
Wacoal Holdings Corp.	2,000	60,739
Wacom Co. Ltd.	4,200	21,284
Welcia Holdings Co. Ltd.	3,100	159,651
West Japan Railway Co.	6,956	493,130
Xebio Holdings Co. Ltd.	500	9,445
YA-MAN Ltd.	1,600	34,907
Yahoo! Japan Corp.	60,865	250,542
Yakult Honsha Co. Ltd.	4,600	328,211
YAMABIKO Corp.	200	2,874
Yamada Denki Co. Ltd.	27,810	146,020
Yamaguchi Financial Group, Inc.	16,000	200,220
Yamaha Corp.	7,100	343,569
Yamaha Motor Co. Ltd.	12,807	410,030
Yamato Holdings Co. Ltd.	14,300	368,553
Yamato Kogyo Co. Ltd.	3,800	112,971
Yamazaki Baking Co. Ltd.	7,300	160,130
Yamazen Co. Ltd.	300	3,041
Yaoko Co. Ltd.	400	22,247
Yaskawa Electric Corp.	10,400	425,247
Yodogawa Steel Works Ltd.	900	25,727
Yokogawa Bridge Holdings Corp.	2,300	50,263
Yokogawa Electric Corp.	9,012	199,003
Yokohama Reito Co. Ltd.	800	8,123
Yokohama Rubber Co. Ltd.	6,300	148,971
Yondoshi Holdings, Inc.	1,600	39,458
YONEX Co. Ltd.	400	2,236
Yoshinoya Holdings Co. Ltd.	2,300	42,773
Yuasa Trading Co. Ltd.	400	12,825
Zenkoku Hosho Co. Ltd.	2,500	103,481
Zenrin Co. Ltd.	1,050	21,236
Zensho Holdings Co. Ltd.	6,300	146,839
Zeon Corp.	6,000	77,991
ZERIA Pharmaceutical Co. Ltd.	2,300	47,317
Zojirushi Thermos	600	8,079

TOTAL JAPAN		186,916,791

Korea (South) - 3.7%
Advanced Process Systems Corp. (a)	72	1,553
AhnLab, Inc.	84	5,028
AMOREPACIFIC Corp.	1,380	449,723
AMOREPACIFIC Group, Inc.	1,471	196,422
Asiana Airlines, Inc. (a)	10,253	50,742
BGF Retail Co. Ltd.	506	90,245
BGFretail Co. Ltd.	304	3,605
BS Financial Group, Inc.	16,547	161,464
Bukwang Pharmaceutical Co. Ltd.	1,599	38,821
Celltrion Healthcare Co. Ltd.	1,493	125,192
Celltrion Pharm, Inc.	791	64,186
Celltrion, Inc.	3,385	856,582
Cheil Industries, Inc.	3,452	451,273
Cheil Worldwide, Inc.	1,563	27,876
Chong Kun Dang Pharmaceutical Corp.	163	17,808
CJ CGV Co. Ltd.	1,440	99,906
CJ CheilJedang Corp.	476	152,455
CJ Corp.	834	126,549
CJ E&M Corp.	1,425	120,422
CJ O Shopping Co. Ltd.	169	35,286
Com2uS Corp.	659	98,457
Cosmax, Inc.	761	111,564
Coway Co. Ltd.	2,291	187,186
Daelim Industrial Co.	2,063	165,668
Daesang Corp.	710	17,635
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	48,278
Daewoong Pharmaceutical Co. Ltd.	322	53,520
Daou Technology, Inc.	1,864	42,034
Db Insurance Co. Ltd.	3,542	208,037
DGB Financial Group Co. Ltd.	9,863	110,518
DIO Corp. (a)	21	818
Dong Suh Companies, Inc.	448	11,525
Dong-A Socio Holdings Co. Ltd.	6	706
Dongbu HiTek Co. Ltd.	1,070	13,438
Dongkuk Steel Mill Co. Ltd.	3,645	37,440
Dongwon Industries Co.	9	2,841
Doosan Bobcat, Inc.	975	29,680
Doosan Heavy Industries & Construction Co. Ltd.	4,885	81,650
Doosan Infracore Co. Ltd. (a)	8,372	80,130
DOUBLEUGAMES Co. Ltd.	331	19,317
DuzonBizon Co. Ltd.	1,292	59,598
E-Mart Co. Ltd.	884	222,873
Ecopro Co. Ltd. (a)	1,658	56,199
EO Technics Co. Ltd.	146	10,252
Fila Korea Ltd.	535	65,194
Foosung Co. Ltd. (a)	328	2,885
G-treeBNT Co. Ltd. (a)	987	43,501
GemVax & Kael Co. Ltd. (a)	176	3,155
Genexine Co. Ltd. (a)	932	95,904
Grand Korea Leisure Co. Ltd.	2,509	63,959
Green Cross Corp.	278	56,201
Green Cross Holdings Corp.	407	14,518
GS Engineering & Construction Corp.	4,986	189,956
GS Holdings Corp.	1,825	104,463
GS Retail Co. Ltd.	2,772	96,289
Halla Holdings Corp.	157	7,506
Hana Financial Group, Inc.	12,790	570,276
Hana Tour Service, Inc.	861	95,673
HanAll BioPharma Co. Ltd. (a)	1,336	38,112
Handsome Co. Ltd.	125	3,875
Hanjin Kal Corp.	2,719	62,204
Hankook Tire Co. Ltd.	3,713	171,448
Hankook Tire Worldwide Co. Ltd.	144	2,461
Hanmi Pharm Co. Ltd.	305	132,717
Hanmi Science Co. Ltd.	660	47,947
Hanon Systems	6,645	67,634
Hansae Co. Ltd.	90	1,899
Hansol Chemical Co. Ltd.	46	3,037
Hanssem Co. Ltd.	376	40,903
Hanwha Chemical Corp.	6,545	176,929
Hanwha Corp.	1,560	58,195
Hanwha Life Insurance Co. Ltd.	12,105	70,420
Hanwha Techwin Co. Ltd. (a)	1,726	38,842
Hite Jinro Co. Ltd.	2,113	43,013
HLB, Inc. (a)	1,246	141,363
Homecast Co. Ltd. (a)	104	936
Hotel Shilla Co.	1,390	150,561
Huchems Fine Chemical Corp.	136	3,378
HUGEL, Inc. (a)	80	37,702
Hyosung Corp.	729	89,515
Hyundai Construction Equipment Co. Ltd.	174	30,871
Hyundai Department Store Co. Ltd.	1,235	119,357
Hyundai Electric & Energy System Co. Ltd.	54	4,740
Hyundai Elevator Co. Ltd.	1,002	97,307
Hyundai Engineering & Construction Co. Ltd.	4,299	255,309
Hyundai Fire & Marine Insurance Co. Ltd.	2,065	73,755
Hyundai Glovis Co. Ltd.	1,230	193,529
Hyundai Greenfood Co. Ltd.	1,111	15,976
Hyundai Heavy Industries Co. Ltd. (a)	1,708	190,589
Hyundai Home Shopping Network Corp.	100	10,131
Hyundai Industrial Development & Construction Co. (d)	2,332	101,039
Hyundai Merchant Marine Co. Ltd. (a)	17,796	100,868
Hyundai Mipo Dockyard Co. Ltd. (a)	510	42,622
Hyundai Mobis	2,841	657,906
Hyundai Motor Co.	6,800	1,015,944
Hyundai Robotics Co. Ltd.	380	149,917
Hyundai Rotem Co. Ltd. (a)	47	1,172
Hyundai Steel Co.	4,123	233,307
Hyundai Wia Corp.	1,099	55,108
Iljin Materials Co. Ltd.	437	13,650
Illinois-Yang Pharmaceutical Co. Ltd.	24	919
Industrial Bank of Korea	11,646	183,239
ING Life Insurance Korea Ltd. (c)	2,082	80,097
INNOCEAN Worldwide, Inc.	16	992
iNtRON Biotechnology, Inc. (a)	998	41,843
IS Dongseo Co. Ltd.	24	733
JB Financial Group Co. Ltd.	10,696	61,424
Jeil Pharmaceutical Co. Ltd.	60	2,258
Jenax, Inc. (a)	1,126	29,703
JW Holdings Corp.	118	954
JW Pharmaceutical Corp.	102	3,962
Kakao Corp.	1,883	195,171
Kakao M Corp.	493	41,201
Kangwon Land, Inc.	4,549	122,759
KB Financial Group, Inc.	16,545	937,482
KC Tech Co. Ltd.	264	5,054
KC Tech Co. Ltd.	387	7,661
KCC Corp.	369	134,724
KEPCO Plant Service & Engineering Co. Ltd.	1,160	54,917
Kia Motors Corp.	12,246	378,498
Kiwoom Securities Co. Ltd.	1,216	134,553
Koh Young Technology, Inc.	946	89,925
Kolon Industries, Inc.	569	36,342
Kolon Life Science, Inc.	175	12,991
Komipharm International Co. Ltd. (a)	2,473	90,060
Korea Aerospace Industries Ltd.	2,771	111,779
Korea Electric Power Corp.	10,013	349,332
Korea Electric Terminal Co. Ltd.	40	1,890
Korea Express Co. Ltd. (a)	197	28,789
Korea Gas Corp. (a)	1,263	64,629
Korea Investment Holdings Co. Ltd.	1,599	136,022
Korea Kolmar Co. Ltd.	356	27,192
Korea Petro Chemical Industries Co. Ltd.	202	51,965
Korea Real Estate Investment Trust Co.	960	2,761
Korea Zinc Co. Ltd.	409	165,559
Korean Air Lines Co. Ltd.	2,873	91,615
Korean Reinsurance Co.	3,067	33,794
KT Corp.	90	2,282
KT Corp. sponsored ADR	640	8,595
KT Skylife Co. Ltd.	136	1,587
KT&G Corp.	5,524	504,468
Kumho Petro Chemical Co. Ltd.	922	92,551
Kumho Tire Co., Inc. (a)	6,369	36,992
Kwangju Bank Co. Ltd.	223	2,332
LG Chemical Ltd.	1,842	619,203
LG Corp.	3,711	281,030
LG Display Co. Ltd.	12,325	268,383
LG Electronics, Inc.	4,601	438,221
LG Fashion Corp.	1,267	33,363
LG Hausys Ltd.	145	11,021
LG Home Shopping, Inc.	38	6,171
LG Household & Health Care Ltd.	379	484,843
LG Innotek Co. Ltd.	911	99,103
LG International Corp.	1,950	48,162
Lotte Chemical Corp.	660	255,144
Lotte Chilsung Beverage Co. Ltd.	16	24,203
Lotte Confectionery Co. Ltd.	23	4,081
Lotte Confectionery Co. Ltd.	1,762	107,109
Lotte Fine Chemical Co. Ltd.	1,033	66,171
LOTTE Hi-Mart Co. Ltd.	97	6,748
Lotte Samkang Co. Ltd.	1	696
Lotte Shopping Co. Ltd.	562	134,344
LS Cable Ltd.	839	61,030
LS Industrial Systems Ltd.	338	21,651
Mando Corp.	327	69,313
Medipost Co. Ltd. (a)	320	37,321
Medy-Tox, Inc.	157	102,270
Meritz Financial Holdings Co.	497	6,474
Meritz Fire & Marine Insurance Co. Ltd.	1,224	23,945
Meritz Securities Co. Ltd.	30,015	116,733
Mirae Asset Daewoo Co. Ltd.	17,391	158,820
Mirae Asset Life Insurance Co. Ltd.	883	4,510
NAVER Corp.	1,174	784,914
NCSOFT Corp.	707	237,664
Netmarble Corp. (c)	1,103	151,918
Nexen Corp.	3,437	23,075
Nexen Tire Corp.	309	3,477
NHN Entertainment Corp. (a)	450	25,884
Nong Shim Co. Ltd.	55	16,640
Oci Co. Ltd.	881	128,334
Orion Corp./Republic of Korea	792	92,074
Orion Holdings Corp.	184	4,209
Osstem Implant Co. Ltd. (a)	126	6,471
Ottogi Corp.	19	14,087
Paradise Co. Ltd.	2,531	55,185
Partron Co. Ltd.	892	7,005
Poongsan Corp.	1,184	42,178
POSCO	3,089	1,061,491
POSCO Chemtech Co. Ltd.	1,079	37,077
Posco Daewoo Corp.	1,030	21,688
S&T Motiv Co. Ltd.	21	643
S-Oil Corp.	1,872	192,282
S.M. Entertainment Co. Ltd. (a)	1,057	35,285
S1 Corp.	1,567	143,542
Samlip General Food Co. Ltd.	19	2,289
Samsung Biologics Co. Ltd. (a)(c)	703	320,344
Samsung Card Co. Ltd.	273	9,509
Samsung Electro-Mechanics Co. Ltd.	2,256	249,631
Samsung Electronics Co. Ltd.	3,910	9,688,980
Samsung Engineering Co. Ltd. (a)	8,488	142,269
Samsung Fire & Marine Insurance Co. Ltd.	1,426	356,192
Samsung Heavy Industries Co. Ltd. (a)	17,146	117,677
Samsung Life Insurance Co. Ltd.	3,212	350,915
Samsung SDI Co. Ltd.	2,331	399,410
Samsung SDS Co. Ltd.	1,450	331,723
Samsung Securities Co. Ltd.	3,201	110,892
Samyang Holdings Corp.	20	2,073
Sebang Global Battery Co. Ltd.	44	1,335
Seegene, Inc. (a)	124	4,041
Seoul Semiconductor Co. Ltd.	3,465	61,475
SFA Engineering Corp.	764	23,150
Shinhan Financial Group Co. Ltd.	18,958	841,870
Shinsegae Co. Ltd.	400	155,940
SillaJen, Inc. (a)	2,196	172,452
SK C&C Co. Ltd.	1,237	339,592
SK Chemicals Co. Ltd.	563	22,422
SK Chemicals Co. Ltd./New (a)	604	57,246
SK Energy Co. Ltd.	2,936	538,716
SK Gas Co. Ltd.	28	2,455
SK Hynix, Inc.	24,141	1,904,815
SK Materials Co., Ltd.	159	22,879
SK Networks Co. Ltd.	2,149	11,278
SK Securities Co. Ltd. (a)	9,793	11,110
SK Telecom Co. Ltd.	1,060	225,875
SKC Co. Ltd.	1,350	48,029
Soulbrain Co. Ltd.	328	18,070
Ssangyong Cement Industrial Co. Ltd.	2,044	56,973
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	31,302
Taekwang Industrial Co. Ltd.	2	2,424
Telcon, Inc. (a)	2,567	33,917
Texcell-NetCom Co. Ltd. (a)	1,752	35,664
Tong Yang Life Insurance Co. Ltd.	381	2,932
Tongyang, Inc.	451	926
Toptec Co. Ltd.	877	21,824
Vieworks Co. Ltd.	36	1,304
ViroMed Co. Ltd. (a)	589	119,073
WONIK IPS Co. Ltd.	486	15,520
Woori Bank	20,754	311,041
Woori Investment & Securities Co. Ltd.	13,695	199,493
Youngone Corp.	229	6,394
Yuhan Corp.	256	54,741
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	41,108

TOTAL KOREA (SOUTH)		39,316,242

Luxembourg - 0.3%
ADO Properties SA (c)	1,507	82,913
Aperam	3,386	165,070
ArcelorMittal SA (Netherlands)	28,024	950,785
B&M European Value Retail S.A.	32,936	183,775
Eurofins Scientific SA	510	275,789
Grand City Properties SA	5,522	133,367
Millicom International Cellular SA (depository receipt)	2,517	167,864
PLAY Communications SA (c)	7,880	66,545
RTL Group SA	2,147	176,953
SAF-Holland SA	3,387	63,152
Senvion SA (a)	939	12,337
SES SA (France) (depositary receipt)	15,621	241,458
Solutions 30 SE (a)	1,361	67,550
Subsea 7 SA	11,436	160,657
Tenaris SA	19,288	361,481

TOTAL LUXEMBOURG		3,109,696

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,498
AirAsia Group BHD	43,900	42,909
Alliance Bank Malaysia Bhd	40,000	44,182
AMMB Holdings Bhd	63,200	62,452
Astro Malaysia Holdings Bhd (c)	91,400	44,287
Axiata Group Bhd	118,512	159,097
Berjaya Sports Toto Bhd	6,300	3,370
British American Tobacco (Malaysia) Bhd	8,200	51,155
Bumi Armada Bhd (a)	81,700	17,423
Bumiputra-Commerce Holdings Bhd	240,263	438,092
Bursa Malaysia Bhd	25,200	46,257
Cahya Mata Sarawak Bhd	36,300	37,322
Carlsberg Brewery BHD	6,000	30,253
Dialog Group Bhd	155,100	121,262
DiGi.com Bhd	103,800	121,899
Felda Global Ventures Holdings Bhd (c)	123,800	53,606
Gamuda Bhd	78,400	102,424
Genting Bhd	91,600	208,129
Genting Malaysia Bhd	126,000	164,132
Genting Plantations Bhd	5,700	14,394
Hap Seng Consolidated Bhd	35,500	88,377
Hartalega Holdings Bhd	62,000	92,321
Hong Leong Bank Bhd	27,300	131,684
Hong Leong Credit Bhd	7,900	39,021
IGB (REIT)	92,500	37,541
IHH Healthcare Bhd (c)	95,100	147,000
IJM Corp. Bhd	125,600	95,133
Inari Amertron Bhd	72,450	31,397
IOI Corp. Bhd	78,900	95,905
IOI Properties Group Bhd	134,175	53,310
Kossan Rubber Industries Bhd	14,900	25,306
KPJ Healthcare Bhd	198,000	46,749
Kuala Lumpur Kepong Bhd	25,100	162,753
Lafarge Malaysia Bhd (a)	17,400	18,659
Mah Sing Group Bhd	78,600	20,375
Malayan Banking Bhd	176,850	485,076
Malaysia Airports Holdings Bhd	33,800	77,475
Malaysia Building Society Bhd	98,258	28,695
Maxis Bhd	78,000	115,577
MISC Bhd	93,300	169,501
My E.G.Services Bhd	142,050	94,240
Nestle (Malaysia) BHD	5,100	179,242
Osk Holdings Bhd	3,750	952
Petronas Chemicals Group Bhd	94,500	203,126
Petronas Dagangan Bhd	13,700	94,091
Petronas Gas Bhd	27,400	124,036
POS Malaysia & Services Holding BHD	2,300	2,155
PPB Group Bhd	16,700	81,757
Press Metal Bhd	60,000	73,240
Public Bank Bhd	118,300	716,195
QL Resources Bhd	17,550	22,968
RHB Capital Bhd	61,100	82,198
SapuraKencana Petroleum Bhd	144,500	23,275
Sime Darby Bhd	77,089	52,233
Sime Darby Plantation Bhd	99,689	141,388
Sime Darby Property Bhd	77,089	29,223
SP Setia Bhd	73,395	59,458
Sunway (REIT)	92,800	38,065
Sunway Bhd	66,320	25,451
Telekom Malaysia Bhd	59,300	79,805
Tenaga Nasional Bhd	140,300	565,231
TIME dotCom Bhd	14,400	29,310
Top Glove Corp. Bhd	25,800	62,314
UEM Land Holdings Bhd	9,900	2,320
UMW Holdings Bhd (a)	33,700	52,348
UMW Oil & Gas Corp. Bhd (a)	26,254	1,787
UOA Development Bhd	4,000	2,473
Westports Holdings Bhd	100,200	84,699
Yinson Holdings Bhd	23,500	23,637
YTL Corp. Bhd	207,534	76,316
YTL Power International Bhd	60,588	14,156

TOTAL MALAYSIA		6,763,687

Malta - 0.0%
Brait SA	18,088	62,502
Kindred Group PLC (depositary receipt)	8,729	113,092

TOTAL MALTA		175,594

Marshall Islands - 0.0%
Seaspan Corp. (b)	665	5,114
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	63,966
Mexico - 0.7%
Alfa SA de CV Series A	113,000	145,071
Alsea S.A.B. de CV	15,211	56,575
America Movil S.A.B. de CV Series L	1,410,096	1,305,138
Banco del Bajio SA (c)	54,900	117,097
Banco Santander Mexico SA	91,600	135,769
Bolsa Mexicana de Valores S.A.B. de CV	23,900	46,108
CEMEX S.A.B. de CV unit	593,532	371,314
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	171,412
Compartamos S.A.B. de CV	74,100	59,234
Concentradora Fibra Danhos SA de CV	1,300	2,312
Concentradora Fibra Hotelera Mexicana SA de CV (c)	47,600	29,600
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	24,345
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	13,751
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	46,343
Credito Real S.A.B. de CV	13,100	19,221
El Puerto de Liverpool S.A.B. de CV Class C	5,300	35,362
Embotelladoras Arca S.A.B. de CV	15,300	105,747
Fibra Uno Administracion SA de CV	122,335	202,583
Fomento Economico Mexicano S.A.B. de CV unit	77,491	749,053
Genomma Lab Internacional SA de CV (a)	18,100	17,604
Gruma S.A.B. de CV Series B	10,060	122,875
Grupo Aeromexico S.A.B. de CV (a)	17,486	24,450
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	12,996	135,185
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	9,415	169,316
Grupo Aeroportuario Norte S.A.B. de CV	15,800	83,672
Grupo Bimbo S.A.B. de CV Series A	65,877	153,332
Grupo Carso SA de CV Series A1	21,327	76,632
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,499
Grupo Financiero Banorte S.A.B. de CV Series O	101,839	637,214
Grupo Financiero Inbursa S.A.B. de CV Series O	100,000	166,613
Grupo Financiero Interacciones SA de CV	6,100	29,994
Grupo Herdez S.A.B. de CV	800	1,915
Grupo Lala S.A.B. de CV	21,000	26,859
Grupo Mexico SA de CV Series B	151,417	503,346
Grupo Televisa SA de CV	106,370	381,753
Hoteles City Express S.A.B. de CV (a)	1,700	2,403
Industrias Bachoco SA de CV Series B	2,600	13,395
Industrias CH SA de CV (a)	9,000	44,716
Industrias Penoles SA de CV	6,145	128,978
Infraestructura Energetica Nova S.A.B. de CV	28,933	127,369
Kimberly-Clark de Mexico SA de CV Series A	72,867	132,237
Macquarie Mexican (REIT) (c)	28,400	30,310
Mexichem S.A.B. de CV	39,628	123,787
Minera Frisco S.A.B. de CV (a)	4,100	2,208
Prologis Property Mexico SA	22,300	41,423
Promotora y Operadora de Infraestructura S.A.B. de CV	11,275	115,535
Qualitas Controladora S.A.B. de CV	2,300	6,421
Regional S.A.B. de CV	27,300	174,409
Telesites S.A.B. de C.V. (a)	40,900	31,535
Terrafina	48,800	77,811
Unifin Financiera SAPI de CV	2,000	7,158
Wal-Mart de Mexico SA de CV Series V	212,630	590,865

TOTAL MEXICO		7,823,854

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	87,000	80,895
HKT Trust/HKT Ltd. unit	189,000	248,665
Langham Hospitality Investment unit	24,000	10,048

TOTAL MULTI-NATIONAL		339,608

Netherlands - 3.0%
Aalberts Industries NV	5,133	253,151
ABN AMRO Group NV GDR	17,416	541,142
Accell Group NV	2,227	52,119
Accell Group NV rights (a)	2,227	1,345
AEGON NV	71,511	526,085
AerCap Holdings NV (a)	5,982	311,842
Airbus Group NV	24,256	2,847,246
Akzo Nobel NV	10,462	946,280
Akzo Nobel NV rights (a)	10,462	24,510
Altice NV Class A (a)	22,957	220,064
AMG Advanced Metallurgical Group NV	1,527	71,658
Arcadis NV	4,056	80,034
Arcadis NV rights (a)	4,056	2,302
ASM International NV (Netherlands)	3,633	218,044
ASML Holding NV (Netherlands)	16,093	3,060,840
ASR Nederland NV	5,967	282,177
Basic-Fit NV (a)(c)	1,253	37,752
BE Semiconductor Industries NV	1,716	118,843
BinckBank NV	316	1,843
Brack Capital Properties NV (a)	281	31,231
Brunel International NV	60	1,079
CNH Industrial NV	41,299	510,696
COSMO Pharmaceuticals NV	427	62,520
CSM NV (exchangeable)	3,479	111,417
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	105,807
Euronext NV (c)	2,394	171,725
EXOR NV	4,304	319,855
Ferrari NV	5,199	640,702
Fiat Chrysler Automobiles NV	44,675	1,001,843
Flow Traders BV (c)	1,007	39,011
Fugro NV (Certificaten Van Aandelen) (a)	3,080	48,817
Gemalto NV	3,203	192,933
Heineken Holding NV	4,543	461,932
Heineken NV (Bearer)	10,491	1,105,998
IMCD Group BV	1,851	114,110
ING Groep NV (Certificaten Van Aandelen)	160,306	2,701,240
Intertrust NV (c)	2,942	58,621
Interxion Holding N.V. (a)	2,888	187,778
Kendrion NV	921	37,203
Kendrion NV rights 5/13/18 (a)	921	968
Koninklijke Ahold Delhaize NV	52,820	1,276,028
Koninklijke BAM Groep NV	9,121	43,507
Koninklijke BAM Groep NV rights (a)	9,121	1,101
Koninklijke Boskalis Westminster NV	5,334	158,264
Koninklijke DSM NV	7,360	762,763
Koninklijke KPN NV	156,073	485,736
Koninklijke Philips Electronics NV	39,013	1,651,273
Koninklijke Volkerwessels NV	3,756	106,771
Koninklijke Wessanen NV	7,673	155,204
NN Group NV	12,545	601,277
NSI NV	159	6,845
NSI NV rights 5/9/18 (a)	159	215
NXP Semiconductors NV (a)	13,937	1,461,991
OCI NV (a)	3,488	83,021
Philips Lighting NV (c)	4,672	142,402
PostNL NV	26,741	104,014
PostNL NV rights 5/13/18 (a)	26,741	5,490
QIAGEN NV (Germany) (a)	8,696	286,580
Randstad NV	4,859	313,219
RELX NV	41,181	875,997
RHI Magnesita NV	1,481	87,346
SBM Offshore NV	9,799	164,837
Steinhoff International Holdings NV (South Africa)	110,509	17,022
STMicroelectronics NV (France)	25,541	557,695
Takeaway.com Holding BV (a)(c)	929	54,074
TKH Group NV (depositary receipt)	1,651	104,472
TomTom Group BV (a)	7,482	73,963
Unilever NV (Certificaten Van Aandelen) (Bearer)	67,992	3,897,885
VastNed Retail NV	905	45,300
Vopak NV	3,241	160,076
Wereldhave NV	1,967	79,099
Wolters Kluwer NV	12,510	677,250

TOTAL NETHERLANDS		31,943,480

New Zealand - 0.2%
Air New Zealand Ltd.	19,153	44,067
Argosy Property Ltd.	24,000	17,140
Auckland International Airport Ltd.	47,043	211,175
Chorus Ltd.	12,303	35,015
Contact Energy Ltd.	25,876	97,950
Fisher & Paykel Healthcare Corp.	22,309	200,132
Fletcher Building Ltd.	36,219	160,802
Freightways Ltd.	20,207	106,490
Genesis Energy Ltd.	24,701	39,104
Goodman Property Trust	98,744	94,835
Infratil Ltd.	17,752	39,907
Kiwi Property Group Ltd.	31,962	30,809
Mercury Nz Ltd.	30,569	68,612
Meridian Energy Ltd.	47,067	97,362
Metlifecare Ltd.	10,948	44,523
New Zealand Refining Co. Ltd.	2,258	3,734
Precinct Properties New Zealand Ltd.	32,328	29,115
Ryman Healthcare Group Ltd.	17,447	130,123
Sky Network Television Ltd.	8,011	12,851
SKYCITY Entertainment Group Ltd.	24,272	69,165
Spark New Zealand Ltd.	77,377	188,371
Summerset Group Holdings Ltd.	6,250	30,343
The a2 Milk Co. Ltd. (a)	27,561	235,612
Trade Maine Group Ltd.	13,543	44,309
Z Energy Ltd.	21,573	110,046

TOTAL NEW ZEALAND		2,141,592

Norway - 0.5%
Akastor ASA (a)	1,713	3,399
Aker ASA (A Shares)	736	46,239
Aker Bp ASA	4,508	148,463
Aker Solutions ASA (a)	14,785	100,517
Austevoll Seafood ASA	2,606	31,445
B2Holding ASA	10,356	26,012
Borregaard ASA	6,927	73,654
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	19,161	35,731
DNB ASA	40,203	751,850
Entra ASA (c)	5,779	79,529
Europris ASA (c)	6,082	21,228
Gjensidige Forsikring ASA	7,547	119,664
IDEX ASA (a)	15,306	7,727
Kongsberg Automotive ASA (a)	6,068	7,110
Leroy Seafood Group ASA	19,203	141,181
Marine Harvest ASA	18,070	393,394
Merkantildata ASA	5,873	87,411
Nordic Nanovector ASA (a)	1,041	6,441
Nordic VLSI ASA (a)	8,476	53,567
Norsk Hydro ASA	52,622	328,675
Norway Royal Salmon ASA	135	3,201
Norwegian Air Shuttle A/S (a)	1,512	57,108
Norwegian Finans Holding ASA (a)	3,567	43,485
Ocean Yield ASA	229	1,975
Orkla ASA	35,642	330,283
Otello Corp. ASA (a)	778	1,993
Petroleum Geo-Services ASA (a)	14,562	62,914
Protector Forsikring ASA	1,752	16,358
Renewable Energy Corp. ASA (a)	21,761	3,714
Salmar ASA	2,612	122,097
Schibsted ASA (B Shares)	3,640	98,007
Skandiabanken ASA (c)	1,730	15,635
Sparebanken Midt-Norge	4,616	46,377
Sparebanken Nord-Norge	2,669	19,729
Statoil ASA	45,534	1,164,428
Storebrand ASA (A Shares)	23,114	197,940
Telenor ASA	30,700	679,511
TGS Nopec Geophysical Co. ASA	3,733	118,286
Wallenius Wilhelmsen Logistics (a)	3,283	22,713
XXL ASA (c)	8,237	71,668
Yara International ASA	7,150	302,139

TOTAL NORWAY		5,842,798

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	48,942
Fauji Fertilizer Co. Ltd.	31,000	26,759
Habib Bank Ltd.	43,900	73,958
Hub Power Co. Ltd.	17,200	15,338
Lucky Cement Ltd.	7,200	41,193
MCB Bank Ltd.	28,400	51,322
National Bank of Pakistan	15,500	6,801
Oil & Gas Development Co. Ltd.	34,300	49,484
Pakistan State Oil Co. Ltd.	8,330	24,459
United Bank Ltd.	39,600	68,907

TOTAL PAKISTAN		407,163

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	52,712	310,108
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,088	144,954
Grana y Montero SAA sponsored ADR (a)(b)	2,645	8,808

TOTAL PERU		153,762

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	59,760	80,414
Aboitiz Power Corp.	140,300	102,995
Alliance Global Group, Inc. (a)	125,700	31,709
Ayala Corp.	10,995	204,831
Ayala Land, Inc.	284,300	223,742
Bank of the Philippine Islands (BPI)	49,604	100,554
BDO Unibank, Inc.	73,283	186,162
Benpres Holdings Corp.	43,900	3,660
Bloomberry Resorts Corp.	131,300	31,150
Cebu Air, Inc.	5,790	9,857
CEMEX Holdings Philippines, Inc. (a)	12,400	859
Cosco Capital, Inc.	9,000	1,165
D&L Industries, Inc.	313,200	65,649
DMCI Holdings, Inc.	89,300	19,011
DoubleDragon Properties Corp.	7,760	4,682
Filinvest Land, Inc.	24,000	766
First Gen Corp.	9,200	2,771
First Phillipines Holdings Corp.	6,460	8,072
Globe Telecom, Inc.	2,120	63,214
GT Capital Holdings, Inc.	3,995	81,094
International Container Terminal Services, Inc.	11,690	19,096
JG Summit Holdings, Inc.	102,570	126,544
Jollibee Food Corp.	19,010	104,631
Manila Electric Co.	9,210	57,262
Manila Water Co., Inc.	38,600	20,643
Megaworld Corp.	325,000	28,245
Metro Pacific Investments Corp.	571,600	56,304
Metropolitan Bank & Trust Co.	34,341	56,332
Philippine Long Distance Telephone Co.	4,880	136,782
Robinsons Land Corp.	137,056	47,340
Security Bank Corp.	13,030	52,550
SM Investments Corp.	11,170	202,296
SM Prime Holdings, Inc.	323,500	213,515
Universal Robina Corp.	36,170	98,313
Vista Land & Lifescapes, Inc.	61,300	7,698

TOTAL PHILIPPINES		2,449,908

Poland - 0.3%
Alior Bank SA (a)	4,920	99,596
Asseco Poland SA	2,194	27,504
Bank Handlowy w Warszawie SA	3,034	71,747
Bank Millennium SA (a)	36,074	87,876
Bank Polska Kasa Opieki SA	6,696	223,019
Bank Zachodni WBK SA	1,354	143,276
BRE Bank SA	902	110,352
Budimex SA	198	10,594
CD Projekt RED SA	2,757	98,031
Ciech SA	399	6,468
Cyfrowy Polsat SA	9,329	68,203
Dino Polska SA (a)(c)	2,916	78,926
ENEA SA	5,656	16,808
Energa SA	3,153	9,262
Eurocash SA	2,146	14,986
Globe Trade Centre SA	954	2,514
Grupa Lotos SA	4,667	73,558
Jastrzebska Spolka Weglowa SA (a)	2,542	59,982
KGHM Polska Miedz SA (Bearer)	5,347	142,654
Kruk SA	919	60,222
LPP SA	48	125,407
Netia Holdings SA	7,446	10,989
NG2 SA	1,220	90,027
PKP Cargo SA (a)	727	8,513
Polish Oil & Gas Co. SA	65,424	115,196
Polska Grupa Energetyczna SA (a)	36,500	108,881
Polski Koncern Naftowy Orlen SA	12,577	321,426
Powszechna Kasa Oszczednosci Bank SA (a)	38,187	455,217
Powszechny Zaklad Ubezpieczen SA	24,165	295,500
Tauron Polska Energia SA (a)	27,541	18,440
Telekomunikacja Polska SA (a)	39,036	58,612
Warsaw Stock Exchange	1,335	15,005
Zaklady Azotowe w Tarnowie-Moscicach SA	855	13,033

TOTAL POLAND		3,041,824

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	454,177	152,528
CTT Correios de Portugal SA	8,784	32,438
Energias de Portugal SA	96,996	360,299
Galp Energia SGPS SA Class B	20,705	397,928
Jeronimo Martins SGPS SA	11,220	197,006
NOS SGPS SA	7,541	44,859
Portucel Industrial Empresa Produtora de Celulosa SA	20,223	118,199
REN - Redes Energeticas Nacionais SGPS SA	21,868	68,977
Sonae SGPS SA	33,655	45,844

TOTAL PORTUGAL		1,418,078

Qatar - 0.1%
Barwa Real Estate Co.	3,257	31,622
Doha Bank	7,237	53,845
Ezdan Holding Group (a)	29,195	89,886
Gulf International Services QSC	100	513
Gulf Warehousing Co. (a)	1,657	19,460
Industries Qatar QSC (a)	7,318	225,107
Masraf al Rayan	19,803	193,516
Medicare Group	250	4,569
Qatar Electricity & Water Co.	1,723	93,698
Qatar First Bank (a)	1,004	1,641
Qatar Gas Transport Co. Ltd. (Nakilat)	8,384	33,826
Qatar Insurance Co. SAQ	6,460	64,724
Qatar Islamic Bank	1,600	47,024
Qatar National Bank SAQ	9,199	381,502
Qatar National Cement Co. QSC	53	802
Qatar Telecom (Qtel) Q.S.C. (a)	3,140	68,302
The Commercial Bank of Qatar	14,858	147,519
United Development Co.	3,348	13,425
Vodafone Qatar QSC (a)	8,279	21,374

TOTAL QATAR		1,492,355

Russia - 0.7%
Aeroflot - Russian Airlines	25,479	58,263
Alrosa Co. Ltd.	99,293	141,294
DIXY Group OJSC (a)	6,420	32,828
Gazprom OAO	442,571	1,025,597
Inter Rao Ues JSC	1,220,773	77,543
LSR Group OJSC GDR (Reg. S)	12,843	34,227
Lukoil PJSC	17,585	1,161,710
Magnit OJSC GDR (Reg. S)	14,236	270,342
Magnitogorsk Iron & Steel Works PJSC	109,800	84,879
Mechel Steel Group OAO sponsored ADR (a)	320	1,174
MMC Norilsk Nickel PJSC	2,641	451,112
Mobile TeleSystems OJSC sponsored ADR	22,785	239,243
Moscow Exchange MICEX-RTS OAO	67,894	130,187
Mosenergo PJSC	337,078	13,775
NOVATEK OAO GDR (Reg. S)	3,664	465,328
Novolipetsk Steel OJSC	54,431	139,300
PhosAgro OJSC GDR (Reg. S)	5,232	75,445
Polyus PJSC	1,172	74,352
Rosneft Oil Co. OJSC	47,416	288,385
RusHydro PJSC	6,371,585	75,379
Sberbank of Russia	454,523	1,620,145
Severstal PAO	7,803	125,386
Sistema JSFC sponsored GDR	4,633	16,846
Surgutneftegas OJSC	280,486	131,129
Tatneft PAO	63,617	677,918
TMK OAO GDR (Reg. S)	2,884	14,449
VTB Bank OJSC (a)	240,647,980	206,245

TOTAL RUSSIA		7,632,481

Singapore - 1.0%
Accordia Golf Trust	13,000	6,023
Ascendas Hospitality Trust unit	11,400	6,987
Ascendas Real Estate Investment Trust	105,400	211,442
Ascott Residence Trust	83,171	71,436
Asian Pay Television Trust	50,400	18,600
Cache Logistics Trust	48,292	30,385
CapitaCommercial Trust (REIT)	127,089	173,629
CapitaLand Ltd.	93,300	263,092
CapitaMall Trust	142,900	225,663
CapitaRetail China Trust	58,301	68,860
CDL Hospitality Trusts unit	39,800	53,253
City Developments Ltd.	16,500	156,798
ComfortDelgro Corp. Ltd.	94,700	159,834
DBS Group Holdings Ltd.	73,966	1,706,550
ESR (REIT)	19,526	7,783
Ezion Holdings Ltd. (a)	51,300	4,598
Ezion Holdings Ltd. warrants 4/17/23 (a)	30,780	0
Far East Hospitality Trust unit	12,777	6,488
First (REIT)	8,466	8,737
First Resources Ltd.	20,200	25,686
Frasers Centrepoint Trust	9,100	15,344
Frasers Commercial Trust	3,257	3,431
Frasers Logistics & Industrial Trust	126,200	99,667
Hutchison Port Holdings Trust	228,600	76,216
Jardine Cycle & Carriage Ltd.	5,500	141,509
K-REIT Asia	117,988	110,151
Keppel Corp. Ltd.	59,100	362,470
Keppel DC (REIT)	6,900	7,412
Keppel Infrastructure Trust	222,400	90,340
Lippo Malls Indonesia Retail Trust	147,100	36,000
Macquarie MEAG Prime (REIT)	8,200	4,446
Manulife U.S. REIT	60,100	57,078
Mapletree Commercial Trust	93,023	113,390
Mapletree Greater China Commercial Trust	110,900	99,213
Mapletree Industrial (REIT)	77,300	117,979
Mapletree Logistics Trust (REIT)	69,454	66,351
MobileOne Ltd.	2,400	3,269
NetLink NBN Trust (a)	175,969	107,385
OUE Hospitality Trust	14,400	9,104
Oue Ltd.	6,100	8,300
Oversea-Chinese Banking Corp. Ltd.	131,200	1,355,111
Parkway Life REIT	1,400	2,939
Raffles Medical Group Ltd.	65,178	56,345
Rht Health Trust	35,300	21,169
Sembcorp Industries Ltd.	47,900	110,334
Sembcorp Marine Ltd.	26,000	41,570
Sheng Siong Group Ltd.	9,400	7,217
SIIC Environment Holdings Ltd.	4,900	1,605
Singapore Airlines Ltd.	23,800	194,193
Singapore Airport Terminal Service Ltd.	27,800	115,520
Singapore Exchange Ltd.	38,100	220,943
Singapore Post Ltd.	76,300	76,828
Singapore Press Holdings Ltd.	72,600	148,353
Singapore Technologies Engineering Ltd.	53,500	140,001
Singapore Telecommunications Ltd.	322,700	853,572
SPH REIT	3,000	2,239
StarHub Ltd.	59,300	101,161
Suntec (REIT)	118,400	174,037
United Engineers Ltd.	15,800	32,392
United Overseas Bank Ltd.	56,514	1,279,716
UOL Group Ltd.	23,531	155,413
Venture Corp. Ltd.	11,600	181,436
Wilmar International Ltd.	73,500	179,812
Wing Tai Holdings Ltd.	6,800	10,419
Yangzijiang Shipbuilding Holdings Ltd.	108,000	94,310
Yanlord Land Group Ltd.	17,000	21,678
Yoma Strategic Holdings Ltd.	99,600	32,085

TOTAL SINGAPORE		10,345,297

South Africa - 1.6%
Advtech Ltd.	4,172	5,458
Aeci Ltd.	3,629	33,996
African Rainbow Minerals Ltd.	3,001	24,535
Alexander Forbes Group Holdings Ltd.	5,905	3,028
Anglo American Platinum Ltd.	2,406	64,565
AngloGold Ashanti Ltd.	17,610	157,410
Arrowhead Properties Ltd. A linked	62,596	35,062
Ascendis Health Ltd.	1,377	1,076
Aspen Pharmacare Holdings Ltd.	16,023	345,483
Assore Ltd.	1,824	45,027
Astral Foods Ltd.	2,806	68,556
Attacq Ltd. (a)	33,527	51,709
AVI Ltd.	12,579	115,058
Barclays Africa Group Ltd.	28,937	423,848
Barloworld Ltd.	8,163	110,248
Bidcorp Ltd.	13,630	313,330
Bidvest Group Ltd.	13,170	257,989
Blue Label Telecoms Ltd.	2,242	2,225
Capitec Bank Holdings Ltd.	1,665	118,538
Cashbuild Ltd.	1,224	42,571
City Lodge Hotels Ltd.	140	1,831
Clicks Group Ltd.	10,800	184,647
Coronation Fund Managers Ltd.	6,216	36,913
Curro Holdings Ltd. (a)	7,456	20,063
DataTec Ltd.	7,047	11,992
Delta Property Fund Ltd.	4,207	2,206
Dis-Chem Pharmacies Pty Ltd. (c)	10,513	31,393
Discovery Ltd.	17,282	239,958
Emira Property Fund Ltd.	40,873	52,809
EOH Holdings Ltd.	4,397	13,365
Exxaro Resources Ltd.	10,347	91,778
Famous Brands Ltd. (a)	6,133	54,583
FirstRand Ltd.	140,669	753,357
Fortress (REIT) Ltd.:
Class A	46,682	64,245
Class B	28,294	39,431
Foschini Ltd.	8,983	154,557
Gold Fields Ltd.	34,811	132,162
Grindrod Ltd. (a)	13,572	15,516
Growthpoint Properties Ltd.	114,102	263,978
Harmony Gold Mining Co. Ltd.	22,436	45,781
Hosken Consolidated Investment Ltd.	537	6,272
Hyprop Investments Ltd.	12,075	110,240
Impala Platinum Holdings Ltd. (a)	28,822	51,335
Imperial Holdings Ltd.	5,345	102,817
Investec Ltd.	12,903	101,783
Invicta Holdings Ltd.	553	1,967
JSE Ltd.	2,784	43,275
KAP Industrial Holdings Ltd.	58,972	41,687
Kumba Iron Ore Ltd.	2,369	50,608
Liberty Holdings Ltd.	7,641	80,509
Life Healthcare Group Holdings Ltd.	52,863	124,613
Massmart Holdings Ltd.	5,344	71,363
MMI Holdings Ltd.	31,057	55,287
Mondi Ltd.	4,488	130,937
Mpact Ltd.	4,274	9,782
Mr Price Group Ltd.	10,394	228,084
MTN Group Ltd.	72,552	728,183
Murray & Roberts Holdings Ltd.	6,685	8,275
Nampak Ltd. (a)	20,838	23,187
Naspers Ltd. Class N	18,405	4,483,818
Nedbank Group Ltd.	8,297	197,867
Netcare Ltd.	48,796	121,506
Northam Platinum Ltd. (a)	19,456	59,722
Oceana Group Ltd.	307	2,014
Omnia Holdings Ltd.	834	9,593
Peregrine Holdings Ltd.	1,032	1,768
Pick 'n Pay Stores Ltd.	27,812	180,047
Pioneer Foods Ltd.	4,559	44,338
Pretoria Portland Cement Co. Ltd. (a)	41,790	29,199
PSG Group Ltd.	5,285	95,090
Rand Merchant Insurance Holdings Ltd.	25,434	84,231
Rebosis Property Fund Ltd.	1,887	1,226
Redefine Properties Ltd.	178,029	171,088
Remgro Ltd.	21,738	391,363
Resilient Property Income Fund Ltd.	13,266	72,181
Reunert Ltd.	18,692	116,451
RMB Holdings Ltd.	40,763	255,677
SA Corporate Real Estate Fund	131,416	50,317
Sanlam Ltd.	60,493	382,135
Sappi Ltd.	22,506	143,626
Sasol Ltd.	23,272	831,913
Shoprite Holdings Ltd.	17,784	353,827
Sibanye-Stillwater	77,195	67,666
Spar Group Ltd.	9,108	153,113
Stadio Holdings Ltd. (a)	11,721	4,477
Standard Bank Group Ltd.	54,508	934,845
Sun International Ltd. (a)	949	4,271
Super Group Ltd. (a)	9,267	27,625
Telkom SA Ltd.	7,350	33,566
Tiger Brands Ltd.	7,014	219,211
Tongaat Hulett Ltd.	14,194	102,892
Trencor Ltd.	11,924	32,829
Truworths International Ltd.	18,379	150,259
Tsogo Sun Holdings Ltd.	16,839	30,781
Vodacom Group Ltd.	24,328	304,146
Vukile Property Fund Ltd.	7,975	14,350
Wilson Bayly Holmes-Ovcon Ltd.	1,650	20,975
Woolworths Holdings Ltd.	44,529	228,841
Zeder Investments Ltd.	90,708	44,711

TOTAL SOUTH AFRICA		16,854,036

Spain - 2.2%
Abertis Infraestructuras SA	27,597	608,535
Acerinox SA	7,510	105,609
ACS Actividades de Construccion y Servicios SA	10,331	435,398
Aena Sme SA (c)	2,627	542,792
Almirall SA	4,435	55,324
Amadeus IT Holding SA Class A	17,932	1,314,439
Applus Services SA	7,934	107,404
Atresmedia Corporacion de Medios de Comunicacion SA	11,381	106,926
Azucarera Ebro Agricolas SA	2,057	49,681
Banco Bilbao Vizcaya Argentaria SA	274,426	2,220,671
Banco de Sabadell SA	222,010	436,063
Banco Santander SA (Spain)	670,762	4,352,196
Bankia SA	54,157	238,514
Bankinter SA	27,479	288,034
Bolsas Y Mercados Espanoles	3,583	125,824
CaixaBank SA	149,121	725,157
Catalana Occidente SA	2,492	109,991
Cellnex Telecom Sau (c)	7,318	196,540
Cemex Latam Holdings SA (a)	1,110	3,422
Cie Automotive SA	1,466	54,951
Codere SA (a)	1,150	13,887
Compania de Distribucion Integral Logista Holdings SA	4,137	93,372
Construcciones y Auxiliar de Ferrocarriles	610	29,318
Corporacion Financiera Alba SA	282	17,572
Distribuidora Internacional de Alimentacion SA	26,787	124,540
Enagas SA	10,080	293,847
Ence Energia y Celulosa SA	6,455	50,044
Endesa SA	11,687	273,373
Euskaltel, S.A. (c)	1,664	15,473
Faes Farma SA	21,179	86,190
Ferrovial SA	19,983	427,972
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	33,195
Gamesa Corporacion Tecnologica SA	10,192	175,572
Gas Natural SDG SA	14,297	361,012
Gestamp Automocion SA (c)	10,749	87,618
Grifols SA	14,227	401,165
Grupo Acciona SA	1,825	152,993
Hispania Activos Inmobiliarios SA	7,346	156,130
Iberdrola SA	237,899	1,843,232
Inditex SA	45,513	1,416,907
Indra Sistemas SA (a)	6,580	91,220
Inmobiliaria Colonial SA	14,600	169,962
International Consolidated Airlines Group SA	26,182	226,760
Lar Espana Real Estate Socimi SA	1,518	17,231
Liberbank SA (a)	155,645	89,317
MAPFRE SA (Reg.)	53,061	184,797
Mediaset Espana Comunicacion SA	7,346	70,560
Melia Hotels International SA	4,299	64,063
Merlin Properties Socimi SA	15,848	244,967
Miquel y Costas & Miquel SA	527	21,320
Neinor Homes SLU (a)(c)	7,345	142,449
New Hampshire Hotel Group S.A	7,087	54,773
Obrascon Huarte Lain SA (a)	1,909	8,961
Pharma Mar SA (a)	6,023	11,797
Prosegur Compania de Seguridad SA (Reg.)	9,371	71,067
Red Electrica Corporacion SA	17,945	373,802
Repsol SA	50,052	958,018
Sacyr SA	14,999	43,217
Saeta Yield SA	797	11,857
Talgo SA	5,549	34,041
Tecnicas Reunidas SA	1,293	41,768
Telefonica SA	193,969	1,976,639
Telepizza Group SAU (a)(c)	3,895	26,105
Tubacex SA (a)	2,062	8,802
Unicaja Banco SA	80,271	145,500
Viscofan Envolturas Celulosicas SA	1,627	108,062
Zardoya Otis SA	7,226	73,910

TOTAL SPAIN		23,401,848

Sweden - 2.0%
AarhusKarlshamn AB	1,311	116,029
AF AB (B Shares)	1,812	37,806
Ahlsell AB	19,741	118,131
Alfa Laval AB	13,812	343,382
Alimak Group AB (c)	1,237	18,336
Arjo AB	13,218	39,020
ASSA ABLOY AB (B Shares)	40,277	847,244
Atlas Copco AB:
(A Shares)	19,574	769,177
(B Shares)	23,572	840,679
Attendo AB (c)	7,307	74,308
Avanza Bank Holding AB	1,142	53,835
Axfood AB	4,976	92,597
Bergman & Beving AB (B Shares)	315	3,281
Betsson AB (B Shares)	5,780	41,241
Bilia AB (A Shares)	6,304	52,157
Billerud AB	8,713	128,456
BioGaia AB	893	42,933
Boliden AB	10,822	376,690
Bonava AB	8,886	108,073
Bravida AB (c)	13,091	93,885
Bure Equity AB	2,033	21,893
BYGGmax Group AB	2,346	12,471
Capio AB (c)	4,409	19,939
Castellum AB	8,412	136,411
Cherry AB (a)	2,000	16,262
Clas Ohlson AB (B Shares)	2,193	24,042
Cloetta AB	13,927	49,972
Com Hem Holding AB	9,233	160,479
D. Carnegie & Co. AB (a)	1,489	23,194
Dios Fastigheter AB	5,457	34,711
Dometic Group AB (c)	12,017	115,481
Dustin Group AB (c)	1,681	14,110
Electrolux AB (B Shares)	10,080	266,255
Elekta AB (B Shares)	15,304	173,826
Eltel AB (a)(c)	3,974	11,491
Essity AB Class B	24,771	630,827
Evolution Gaming Group AB	879	55,410
Fabege AB	13,228	153,026
Fastighets AB Balder (a)	2,939	75,987
Fingerprint Cards AB	6,155	5,331
Getinge AB (B Shares)	10,057	93,786
Granges AB	3,812	53,545
H&M Hennes & Mauritz AB (B Shares) (b)	39,813	684,162
Haldex AB	927	9,962
Hansa Medical AB (a)	1,570	47,046
Hemfosa Fastigheter AB	4,338	53,899
Hexagon AB (B Shares)	10,600	614,938
HEXPOL AB (B Shares)	14,880	154,634
Hoist Finance AB (c)	6,041	53,603
Holmen AB (B Shares)	4,648	114,971
Hufvudstaden AB Series A	5,839	86,018
Husqvarna AB (B Shares)	18,366	177,103
ICA Gruppen AB	2,544	79,167
Industrivarden AB (C Shares)	4,359	92,166
Indutrade AB	4,016	95,118
Intrum Justitia AB (b)	3,276	87,244
Investment AB Oresund	100	1,496
Investor AB (B Shares)	17,275	755,774
Inwido AB	1,240	10,819
ITAB Shop Concept AB	678	3,058
JM AB (B Shares)	2,643	52,488
Kinnevik AB (B Shares)	9,187	332,684
Klovern AB (B Shares)	27,231	34,114
Kungsleden AB	13,492	95,990
LeoVegas AB (c)	1,894	18,558
Lindab International AB	3,236	25,018
Loomis AB (B Shares)	3,056	111,747
Lundbergfoeretagen AB	2,827	192,090
Lundin Petroleum AB	8,890	245,888
Mekonomen AB	2,083	31,923
Modern Times Group MTG AB (B Shares)	1,979	78,015
MQ Holding AB	10	17
Mycronic AB	3,498	40,346
NCC AB Series B	2,472	45,634
Net Entertainment NE AB	4,722	27,124
New Wave Group AB (B Shares)	582	3,463
Nibe Industrier AB (B Shares)	11,210	114,703
Nobia AB	5,154	40,671
Nobina AB (c)	3,257	21,461
Nolato AB Series B	1,115	84,039
Nordea Bank AB	125,990	1,285,993
Nordnet AB Class B (d)	492	0
Pandox AB	3,228	54,558
Peab AB	11,839	105,321
Probi AB	251	14,017
Ratos AB (B Shares)	20,802	82,622
RaySearch Laboratories AB (a)	398	5,950
Recipharm AB	2,999	40,824
Resurs Holding AB	3,822	24,682
Rezidor Hotel Group AB	372	1,071
Saab AB (B Shares)	2,679	109,985
Sandvik AB	45,034	771,425
Scandic Hotels Group AB	5,491	54,116
Securitas AB (B Shares)	11,366	184,314
Skandinaviska Enskilda Banken AB (A Shares)	62,988	593,436
Skanska AB (B Shares)	13,776	269,490
SKF AB (B Shares)	16,940	344,443
SkiStar AB	779	16,102
SSAB Svenskt Stal AB:
(A Shares)	14,179	80,557
(B Shares)	17,052	77,562
Starbreeze AB (a)	12,908	16,215
Svenska Cellulosa AB (SCA) (B Shares)	23,623	262,542
Svenska Handelsbanken AB (A Shares)	62,820	700,585
Sweco AB (B Shares)	4,709	96,152
Swedbank AB (A Shares)	36,907	804,805
Swedish Match Co. AB	8,089	363,960
Swedish Orphan Biovitrum AB (a)	10,071	217,196
Tele2 AB (B Shares)	17,743	230,990
Telefonaktiebolaget LM Ericsson (B Shares)	131,135	999,704
TeliaSonera AB	115,332	568,715
Thule Group AB (c)	3,231	74,976
Tobii AB (a)	2,177	9,025
Trelleborg AB (B Shares)	10,627	249,150
Vitrolife AB	402	29,519
Volvo AB (B Shares)	62,684	1,068,040
Wallenstam AB (B Shares)	14,857	133,442
Wihlborgs Fastigheter AB	3,588	83,424

TOTAL SWEDEN		21,087,768

Switzerland - 4.9%
ABB Ltd. (Reg.)	75,876	1,769,093
Adecco SA (Reg.)	6,816	453,529
AFG Arbonia-Forster-Holding AG (a)	6,300	112,523
Allreal Holding AG	370	60,895
ALSO Holding AG	335	41,512
APG SGA SA	197	81,106
Aryzta AG	4,359	92,458
Ascom Holding AG (Reg.)	772	15,533
Autoneum Holding AG	113	29,715
Bachem Holding AG (B Shares)	167	21,469
Baloise Holdings AG	2,357	375,075
Banque Cantonale Vaudoise	278	222,176
Barry Callebaut AG	94	169,504
Basilea Pharmaceutica AG (a)	172	12,045
Bell AG	8	3,148
BKW AG	722	47,138
Bobst Group SA	285	30,571
Bossard Holding AG	720	148,069
Bucher Industries AG	400	147,649
Burckhardt Compression Holding AG	84	27,378
Burkhalter Holding AG	381	35,909
Cembra Money Bank AG	741	63,071
Clariant AG (Reg.)	10,772	250,115
Coca-Cola HBC AG	7,383	248,412
Comet Holding AG	480	63,160
Compagnie Financiere Richemont SA Series A	21,440	2,038,059
Credit Suisse Group AG	99,545	1,678,950
Daetwyler Holdings AG	208	39,879
Dufry AG	1,309	186,047
EFG International	3,288	26,875
Emmi AG	107	86,701
Ems-Chemie Holding AG	345	214,102
Flughafen Zuerich AG	1,126	236,335
Forbo Holding AG (Reg.)	47	66,018
Galenica AG	2,205	349,885
Galenica Sante Ltd. (c)	6,291	339,625
GAM Holding Ltd.	10,183	163,586
Geberit AG (Reg.)	1,601	685,958
Georg Fischer AG (Reg.)	228	284,827
Givaudan SA	392	877,748
Helvetia Holding AG (Reg.)	364	216,894
Huber+Suhner AG	427	24,517
Idorsia Ltd.	5,009	116,152
Implenia AG	604	46,351
INFICON Holding AG	64	38,490
Intershop Holding AG	12	5,994
Julius Baer Group Ltd.	9,064	537,934
Kaba Holding AG (B Shares) (Reg.)	130	101,009
Kardex AG	92	12,978
Komax Holding AG (Reg.)	49	13,528
Kudelski SA (Bearer)	453	4,192
Kuehne & Nagel International AG	1,980	309,687
Lafargeholcim Ltd. (Reg.)	18,288	1,021,618
Landis+Gyr Group AG	1,176	88,882
Leonteq AG (a)	538	30,022
Lindt & Spruengli AG	4	304,339
Lindt & Spruengli AG (participation certificate)	46	296,145
Logitech International SA (Reg.)	6,493	241,637
Lonza Group AG	3,020	744,182
Meyer Burger Technology AG (a)	17,793	22,371
Mobimo Holding AG	826	213,793
Nestle SA (Reg. S)	129,381	10,023,158
Novartis AG	92,893	7,150,375
OC Oerlikon Corp. AG (Reg.)	9,327	151,811
Oriflame Holding AG	1,730	82,345
Orior AG	98	8,109
Panalpina Welttransport Holding AG	780	99,015
Pargesa Holding SA	2,018	189,684
Partners Group Holding AG	656	480,912
PSP Swiss Property AG	1,895	177,549
Rieter Holding AG (Reg.)	147	28,569
Roche Holding AG (participation certificate)	29,355	6,522,313
Schindler Holding AG:
(participation certificate)	992	205,807
(Reg.)	1,387	278,660
Schmolz & Bickenbach AG (a)	6,294	5,081
Schweiter Technologies AG	16	18,276
SFS Group AG	793	89,543
SGS SA (Reg.)	222	541,447
Siegfried Holding AG	168	58,571
Sika AG	87	634,723
Sonova Holding AG Class B	2,107	349,111
St.Galler Kantonalbank AG	93	49,925
Straumann Holding AG	384	262,523
Sulzer AG (Reg.)	1,185	137,393
Sunrise Communications Group AG (c)	2,050	161,559
Swatch Group AG (Bearer)	1,205	581,829
Swatch Group AG (Bearer) (Reg.)	2,565	229,452
Swiss Life Holding AG	1,329	467,363
Swiss Prime Site AG	3,086	289,760
Swiss Re Ltd.	12,921	1,234,210
Swisscom AG	1,004	483,257
Tecan Group AG	429	94,804
Temenos Group AG	2,546	321,911
u-blox Holding AG	486	89,059
UBS Group AG	151,048	2,556,080
Valiant Holding AG	432	51,962
Valora Holding AG	87	29,146
VAT Group AG (c)	1,302	193,658
Vontobel Holdings AG	523	34,620
VZ Holding AG	73	20,589
Ypsomed Holding AG	367	55,957
Zehnder Group AG	53	2,233
Zurich Insurance Group AG	6,194	1,978,584
ZZ Holding AG	40	51,100

TOTAL SWITZERLAND		52,658,596

Taiwan - 2.8%
A-DATA Technology Co. Ltd.	1,000	2,409
Accton Technology Corp.	30,000	68,444
Acer, Inc.	121,000	92,116
Advanced Ceramic X Corp.	1,000	8,466
Advantech Co. Ltd.	17,499	119,918
AmTRAN Technology Co. Ltd.	4,000	1,714
ASE Industrial Holding Co. Ltd.	144,718	389,727
Asia Cement Corp.	136,000	144,879
Asia Optical Co., Inc.	6,000	18,433
Asia Pacific Telecom Co. Ltd. (a)	33,000	9,768
ASPEED Tech, Inc.	1,000	28,504
ASUSTeK Computer, Inc.	36,000	335,847
AU Optronics Corp.	516,000	212,399
Bank of Kaohsiung Co. Ltd.	14,728	4,642
Capital Securities Corp.	7,000	2,642
Catcher Technology Co. Ltd.	31,000	343,187
Cathay Financial Holding Co. Ltd.	331,000	592,682
Chang Hwa Commercial Bank	113,652	65,307
Cheng Loong Corp.	28,000	15,859
Cheng Shin Rubber Industry Co. Ltd.	133,000	214,079
Cheng Uei Precision Industries Co. Ltd.	3,000	3,887
Chicony Electronics Co. Ltd.	12,065	29,672
Chin-Poon Industrial Co. Ltd.	6,000	7,885
China Airlines Ltd. (a)	177,000	64,451
China Bills Finance Corp.	4,000	1,948
China Development Finance Holding Corp.	1,080,000	407,623
China Life Insurance Co. Ltd.	87,330	94,450
China Motor Co. Ltd.	3,000	2,817
China Petrochemical Development Corp. (a)	207,000	90,491
China Steel Chemical Corp.	1,000	5,263
China Steel Corp.	509,000	402,062
China Synthetic Rubber Corp.	16,100	22,952
Chinatrust Financial Holding Co. Ltd.	706,960	503,285
Chipbond Technology Corp.	38,000	75,167
Chroma ATE, Inc.	17,000	85,329
Chunghwa Telecom Co. Ltd.	158,000	600,136
Clevo Co. Ltd.	2,000	1,970
Compal Electronics, Inc.	188,000	122,237
Compeq Manufacturing Co. Ltd.	40,000	39,783
Coretronic Corp.	14,000	18,602
CTCI Corp.	10,000	16,816
Cub Elecparts, Inc.	2,200	28,105
Delta Electronics, Inc.	99,000	358,290
E Ink Holdings, Inc.	22,000	24,300
E.SUN Financial Holdings Co. Ltd.	374,387	264,280
ECLAT Textile Co. Ltd.	9,060	109,110
EGiS Technology, Inc. (a)	1,000	4,774
Elan Microelectronics Corp.	3,000	4,334
Elite Advanced Laser Corp.	1,200	4,197
Elite Material Co. Ltd.	8,000	19,570
eMemory Technology, Inc.	6,000	73,898
Ennoconn Corp.	1,000	16,153
EPISTAR Corp. (a)	30,000	40,757
Eternal Materials Co. Ltd.	9,618	9,197
EVA Airways Corp.	55,774	29,897
Evergreen Marine Corp. (Taiwan) (a)	93,566	47,243
Everlight Electronics Co. Ltd.	11,000	15,389
Far Eastern Department Stores Co. Ltd.	5,000	3,277
Far Eastern International Bank	52,254	17,501
Far Eastern Textile Ltd.	159,000	151,487
Far EasTone Telecommunications Co. Ltd.	56,000	147,898
Farglory Land Development Co. Ltd.	10,000	10,938
Feng Hsin Iron & Steel Co.	17,000	34,176
Feng Tay Enterprise Co. Ltd.	9,120	41,282
Firich Enterprise Co. Ltd.	1,030	1,461
First Financial Holding Co. Ltd.	350,595	240,610
FLEXium Interconnect, Inc.	20,940	54,623
Formosa Chemicals & Fibre Corp.	137,000	502,467
Formosa Petrochemical Corp.	61,000	248,460
Formosa Plastics Corp.	173,000	606,023
Formosa Taffeta Co. Ltd.	92,000	103,837
Foxconn Technology Co. Ltd.	39,010	96,686
Fubon Financial Holding Co. Ltd.	269,000	459,405
Genius Electronic Optical Co. Ltd. (a)	3,000	35,239
Getac Technology Corp.	2,000	2,871
Giant Manufacturing Co. Ltd.	10,000	50,697
Giga-Byte Technology Co. Ltd.	36,000	78,578
Global Unichip Corp.	3,000	28,176
GlobalWafers Co. Ltd.	9,000	144,936
Grand Pacific Petrochemical Corp.	41,000	45,283
Grape King Bio Ltd.	7,000	58,479
Great Wall Enterprise Co. Ltd.	2,000	2,582
Greatek Electronics, Inc.	9,000	16,259
HannStar Display Corp.	76,000	20,806
Highwealth Construction Corp.	11,000	16,905
HIWIN Technologies Corp.	11,080	166,613
Hon Hai Precision Industry Co. Ltd. (Foxconn)	659,000	1,829,684
Hota Industrial Manufacturing Co. Ltd.	27,063	118,752
Hotai Motor Co. Ltd.	21,000	205,474
HTC Corp. (a)	17,000	34,405
Hua Nan Financial Holdings Co. Ltd.	591,870	357,289
Huaku Development Co. Ltd.	1,000	2,305
Innolux Corp.	429,000	159,359
International Games Systems Co. Ltd.	1,000	5,373
Inventec Corp.	123,000	93,025
Kenda Rubber Industrial Co. Ltd.	3,060	3,529
King Slide Works Co. Ltd.	1,000	14,106
King Yuan Electronics Co. Ltd.	167,000	164,439
King's Town Bank	128,000	153,048
Kinpo Electronics, Inc.	6,000	2,118
Kinsus Interconnect Technology Corp.	2,000	3,280
LandMark Optoelectronics Corp.	4,000	37,241
Largan Precision Co. Ltd.	4,000	464,409
Lee Chang Yung Chemical Industry Corp.	5,000	7,397
Lien Hwa Industrial Corp.	55,152	70,284
Lite-On Technology Corp.	123,009	162,037
Long Chen Paper Co. Ltd.	48,138	56,068
Macronix International Co. Ltd. (a)	69,000	109,419
Makalot Industrial Co. Ltd.	7,000	33,640
MediaTek, Inc.	65,000	737,975
Mega Financial Holding Co. Ltd.	385,000	339,279
Mercuries Life Insurance Co. Ltd.	120,541	65,619
Merida Industry Co. Ltd.	4,000	17,777
Merry Electronics Co. Ltd.	5,000	22,984
Micro-Star International Co. Ltd.	21,000	65,470
MiTAC Holdings Corp.	5,000	5,400
Namchow Chemical Industrial Co. Ltd.	1,000	2,031
Nan Ya Plastics Corp.	205,000	560,498
Nankang Rubber Tire Co. Ltd.	2,000	1,683
Nanya Technology Corp.	37,000	114,973
Neo Solar Power Corp. (a)	6,000	2,483
Nien Made Enterprise Co. Ltd.	5,000	44,334
Novatek Microelectronics Corp.	27,000	113,133
OBI Pharma, Inc. (a)	6,000	33,998
Oriental Union Chemical Corp.	4,000	4,282
PChome Online, Inc.	6,062	28,031
Pegatron Corp.	91,000	211,788
PharmaEngine, Inc.	1,199	5,650
PharmaEssentia Corp. (a)	19,000	115,934
Phison Electronics Corp.	6,000	54,221
Pou Chen Corp.	84,000	104,862
Powertech Technology, Inc.	22,000	62,866
Poya International Co. Ltd.	1,010	11,193
President Chain Store Corp.	25,000	245,301
Primax Electronics Ltd.	15,000	30,288
Prince Housing & Development Corp.	6,000	2,382
Qisda Corp.	25,000	17,105
Quanta Computer, Inc.	114,000	206,899
Radiant Opto-Electronics Corp.	32,000	65,936
Realtek Semiconductor Corp.	15,000	56,625
Ruentex Development Co. Ltd.	8,400	10,041
Ruentex Industries Ltd.	15,000	29,013
SerComm Corp.	1,000	2,691
Shin Kong Financial Holding Co. Ltd.	346,000	140,373
Shin Zu Shing Co. Ltd.	1,000	2,624
Shinkong Insurance Co. Ltd.	2,000	2,166
Simplo Technology Co. Ltd.	3,600	20,092
SINBON Electronics Co. Ltd.	1,000	2,641
Sino-American Silicon Products, Inc.	29,000	124,245
Sinopac Holdings Co.	504,407	181,197
St.Shine Optical Co. Ltd.	3,000	80,289
Standard Foods Corp.	41,714	93,386
Synnex Technology International Corp.	173,100	248,166
Systex Corp.	1,000	2,160
Ta Chen Stainless Pipe Co. Ltd.	31,443	35,735
Taichung Commercial Bank Co. Ltd.	123,126	42,491
TaiMed Biologics, Inc. (a)	7,000	72,630
Tainan Spinning Co. Ltd.	5,000	2,210
Taishin Financial Holdings Co. Ltd.	419,132	203,304
Taiwan Business Bank	46,762	14,345
Taiwan Cement Corp.	192,480	264,042
Taiwan Cooperative Financial Holding Co. Ltd.	570,710	331,031
Taiwan Fertilizer Co. Ltd.	11,000	14,818
Taiwan Glass Industry Corp. (a)	24,000	16,009
Taiwan High Speed Rail Corp.	48,000	36,803
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,473
Taiwan Mobile Co. Ltd.	80,000	294,909
Taiwan Paiho Ltd.	17,000	45,408
Taiwan Secom Co.	33,000	99,007
Taiwan Semiconductor Manufacturing Co. Ltd.	1,032,000	7,847,173
Taiwan Shin Kong Security Co. Ltd.	2,000	2,609
Taiwan Surface Mounting Technology Co. Ltd. (a)	3,000	2,561
Tatung Co. Ltd. (a)	104,000	77,205
TCI Co. Ltd.	3,000	43,937
TECO Electric & Machinery Co. Ltd.	75,000	60,767
Ton Yi Industrial Corp.	5,000	2,121
Tong Hsing Electronics Industries Ltd.	6,000	21,032
Tong Yang Industry Co. Ltd.	5,000	8,989
Topco Scientific Co. Ltd.	4,304	11,580
Transcend Information, Inc.	1,000	2,815
Tripod Technology Corp.	15,000	45,293
TSRC Corp.	6,000	6,029
TTY Biopharm Co. Ltd.	1,000	3,376
Tung Ho Steel Enterprise Corp.	55,000	45,588
Tung Thih Electronic Co. Ltd.	1,000	3,633
TXC Corp.	2,000	2,394
Unified-President Enterprises Corp.	231,000	554,955
Unimicron Technology Corp.	27,000	15,146
United Microelectronics Corp.	498,000	268,082
USI Corp.	5,100	2,478
Vanguard International Semiconductor Corp.	47,000	95,101
Visual Photonics Epitaxy Co. Ltd.	14,000	44,623
Voltronic Power Technology Corp.	1,000	17,765
Walsin Lihwa Corp.	267,000	181,218
Walsin Technology Corp.	13,875	87,065
Waterland Financial Holdings Co. Ltd.	17,253	6,015
Wei-Chuan Food Corp. (a)	2,000	1,583
Win Semiconductors Corp.	14,389	107,702
Winbond Electronics Corp.	146,363	89,423
Wistron Corp.	195,216	154,961
Wistron NeWeb Corp.	20,059	46,995
WPG Holding Co. Ltd.	140,000	188,056
WT Microelectronics Co. Ltd.	2,235	3,335
Yageo Corp.	9,289	194,362
Yieh Phui Enterprise Co.	5,300	1,832
Yuanta Financial Holding Co. Ltd.	552,000	262,977
Yuen Foong Yu Paper Manufacturing Co. (a)	105,000	44,705
Yulon Motor Co. Ltd.	12,000	9,136
Yungtay Engineering Co. Ltd.	18,000	31,303

TOTAL TAIWAN		30,153,797

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	47,100	310,017
Airports of Thailand PCL (For. Reg.)	168,700	379,469
Bangkok Airways PCL	65,400	31,299
Bangkok Bank PCL (For. Reg.)	15,100	96,194
Bangkok Chain Hospital PCL	97,300	53,519
Bangkok Dusit Medical Services PCL (For. Reg.)	192,800	137,298
Bangkok Expressway and Metro PCL	366,500	89,788
Bangkok Land PCL	1,205,600	70,983
Banpu PCL (For. Reg.)	150,900	92,107
Beauty Community PCL	58,800	43,191
BEC World PCL (For. Reg.)	29,200	9,561
Berli Jucker PCL (For. Reg)	53,800	101,538
BTS Group Holdings PCL	366,700	103,335
Bumrungrad Hospital PCL (For. Reg.)	13,600	81,627
C.P. ALL PCL (For. Reg.)	204,800	563,302
Central Pattana PCL (For. Reg.)	57,000	145,411
CH. Karnchang PCL	2,700	2,044
Charoen Pokphand Foods PCL (For. Reg.)	153,160	118,173
Chularat Hospital PCL	25,300	1,564
Delta Electronics PCL (For. Reg.)	14,400	30,641
Dynasty Ceramic PCL (For. Reg.)	17,900	1,680
Electricity Generating PCL (For. Reg.)	9,000	63,436
Energy Absolute PCL	52,600	59,460
Energy Earth PCL (d)	7,600	351
Esso Thailand PCL	74,900	42,401
Glow Energy PCL (For. Reg.)	28,700	78,154
Gunkul Engineering PCL	22,283	2,041
Hana Microelectronics PCL (For. Reg.)	12,900	14,166
Home Product Center PCL (For. Reg.)	354,800	167,811
Indorama Ventures PCL (For. Reg.)	61,200	116,122
IRPC PCL (For. Reg.)	360,500	80,197
Jasmine International Public Co. Ltd.	265,900	48,976
Kasikornbank PCL	9,300	58,944
Kasikornbank PCL (For. Reg.)	70,500	446,834
KCE Electronics PCL	6,600	14,281
Kiatnakin Bank PCL (For. Reg.)	34,900	81,313
Krung Thai Bank PCL (For. Reg.)	212,800	122,202
Krungthai Card PCL (For. Reg.)	5,700	65,326
Major Cineplex Group PCL (For. Reg.)	1,400	1,294
Minor International PCL (For. Reg.)	81,600	103,627
Muangthai Leasing PCL	52,100	59,939
PTG Energy PCL	6,300	3,717
PTT Exploration and Production PCL (For. Reg.)	59,800	253,337
PTT Global Chemical PCL (For. Reg.)	88,700	274,050
PTT PCL (For. Reg.)	449,000	798,742
Robinsons Department Store PCL (For. Reg.)	16,400	34,086
Siam Cement PCL (For. Reg.)	20,200	298,701
Siam Commercial Bank PCL (For. Reg.)	72,600	300,623
Siam Global House PCL	51,598	26,523
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	9,008
Sri Trang Agro-Industry PCL	17,760	6,603
Srisawad Corp. PCL	36,800	60,251
Supalai PCL (For. Reg.)	85,475	62,657
Superblock Public Co. Ltd. (a)	93,600	3,402
Thai Airways International PCL (For. Reg.) (a)	60,900	31,121
Thai Oil PCL (For. Reg.)	50,000	148,800
Thai Union Frozen Products PCL (For. Reg.)	118,800	67,557
Thai Vegetable Oil PCL	29,800	33,074
Thanachart Capital PCL (For. Reg.)	26,800	45,494
TISCO Financial Group PCL	10,800	30,286
TMB PCL (For. Reg.)	446,200	33,230
True Corp. PCL (For. Reg.)	399,500	96,076
TTW PCL	130,400	51,285
Vibhavadi Medical Center PCL	93,584	7,388
WHA Corp. PCL	232,000	28,977

TOTAL THAILAND		6,794,604

Turkey - 0.2%
AG Anadolu Grubu Holding A/S	8,884	47,896
Akbank T.A.S.	90,481	188,442
Akcansa Cimento A/S	294	726
Albaraka Turk Katilim Bankasi A/S	3,589	1,387
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	65,156
Anadolu Sigoria	2,500	2,634
Arcelik A/S	11,166	49,699
Aselsan A/S	8,078	50,113
Aygaz A/S	428	1,420
Bim Birlesik Magazalar A/S JSC	8,021	136,148
Cimsa Cimento Sanayi Ve Ticaret A/S	254	787
Coca-Cola Icecek Sanayi A/S	3,284	29,056
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	74,269
Eregli Demir ve Celik Fabrikalari T.A.S.	57,872	144,748
Ford Otomotiv Sanayi A/S	3,281	45,353
Haci Omer Sabanci Holding A/S	30,143	71,386
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	56,075	56,184
Koc Holding A/S	26,860	90,721
Petkim Petrokimya Holding A/S	45,995	81,299
Soda Sanayii AS	46,653	55,472
TAV Havalimanlari Holding A/S	7,122	38,186
Tekfen Holding A/S	9,172	34,727
Tofas Turk Otomobil Fabrikasi A/S	8,164	50,285
Tupras Turkiye Petrol Rafinerileri A/S	4,942	125,919
Turk Hava Yollari AO (a)	24,007	98,756
Turk Sise ve Cam Fabrikalari A/S	66,361	73,678
Turk Telekomunikasyon (a)	36,680	56,707
Turkcell Iletisim Hizmet A/S	49,501	170,117
Turkiye Garanti Bankasi A/S	89,111	202,041
Turkiye Halk Bankasi A/S	29,067	59,177
Turkiye Is Bankasi A/S Series C	61,034	92,555
Turkiye Sinai Kalkinma Bankasi A/S	117,113	40,363
Turkiye Vakiflar Bankasi TAO	61,575	90,496
Ulker Biskuvi Sanayi A/S	5,387	28,247
Yapi ve Kredi Bankasi A/S (a)	23,496	23,021

TOTAL TURKEY		2,377,171

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	88,416	169,218
Air Arabia PJSC	150,733	50,064
Aldar Properties PJSC	115,849	66,233
Arabtec Holding Co.	17,581	9,764
Damac Properties Dubai Co. PJSC (a)	80,493	60,701
Dana Gas PJSC	220,857	59,526
DP World Ltd.	7,021	156,217
Dubai Investments Ltd.	140,493	72,672
Dubai Islamic Bank Pakistan Ltd.	50,110	75,032
Dubai Parks and Resorts PJSC (a)	83,207	8,744
Emaar Malls Group PJSC (a)	111,607	67,454
Emaar Properties PJSC	152,278	240,036
Emirates Telecommunications Corp.	69,363	323,857
Eshraq Properties Co. PJSC (a)	6,866	1,327
National Bank of Abu Dhabi PJSC	63,676	214,961
Waha Capital PJSC	6,006	2,943

TOTAL UNITED ARAB EMIRATES		1,578,749

United Kingdom - 11.2%
3i Group PLC	38,975	505,233
AA PLC	20,133	37,709
Abcam PLC	10,446	175,592
Acacia Mining PLC	2,351	4,661
Admiral Group PLC	9,978	273,773
Advanced Medical Solutions Group PLC	6,326	27,477
Aggreko PLC	11,667	117,638
Allied Minds PLC (a)	3,073	5,043
Amerisur Resources PLC (a)	9,213	2,204
Anglo American PLC (United Kingdom)	55,298	1,301,345
Antofagasta PLC	17,095	228,851
AO World PLC (a)	14,204	30,505
Arrow Global Group PLC	4,919	25,158
Ascential PLC	11,271	65,388
Ashmore Group PLC	19,573	110,964
Ashtead Group PLC	20,268	567,267
ASOS PLC (a)	2,371	190,823
Associated British Foods PLC	14,516	540,372
Assura PLC	59,634	48,930
AstraZeneca PLC (United Kingdom)	51,798	3,625,983
Auto Trader Group PLC (c)	48,901	237,616
Aveva Group PLC	2,982	88,429
Aviva PLC	158,198	1,149,415
Babcock International Group PLC	11,094	112,380
BAE Systems PLC	133,647	1,121,329
Balfour Beatty PLC	20,627	83,545
Barclays PLC	699,177	1,993,427
Barratt Developments PLC	44,762	343,861
BBA Aviation PLC	39,314	173,087
Beazley PLC	27,623	224,939
Bellway PLC	5,243	239,350
Berkeley Group Holdings PLC	5,561	311,745
BGEO Group PLC	1,624	77,804
BHP Billiton PLC	87,236	1,860,083
Biffa PLC (c)	16,227	46,132
Big Yellow Group PLC	12,114	153,682
Blue Prism Group PLC (a)	2,243	43,355
Bodycote PLC	6,074	75,259
Bovis Homes Group PLC	8,985	152,827
BP PLC	799,540	5,938,956
Brewin Dolphin Holding PLC	17,451	86,730
British American Tobacco PLC (United Kingdom)	93,412	5,123,416
British Land Co. PLC	40,090	371,110
Britvic PLC	9,411	93,090
BT Group PLC	348,319	1,195,550
BTG PLC (a)	20,522	193,248
Bunzl PLC	15,094	438,664
Burberry Group PLC	17,355	435,682
Cairn Energy PLC (a)	19,645	61,285
Capita Group PLC	26,585	70,106
Capital & Counties Properties PLC	32,797	130,172
Card Factory PLC	8,017	25,429
Carnival PLC	7,649	497,149
Carphone Warehouse Group PLC	54,588	152,557
Centrica PLC	230,087	487,178
Chemring Group PLC	30,409	87,496
Cineworld Group PLC	35,425	126,996
Civitas Social Housing PLC	12,154	17,234
Clinigen Group PLC	6,234	75,310
Close Brothers Group PLC	8,129	171,897
Cobham PLC (a)	106,354	168,527
Coca-Cola European Partners PLC	11,069	433,905
Compass Group PLC	63,427	1,362,191
ConvaTec Group PLC (c)	52,429	156,773
Conviviality PLC (d)	5,769	4,019
Coro Energy PLC (a)	1,621	85
Costain Group PLC	1,866	11,817
Countryside Properties PLC (c)	8,773	43,383
Countrywide PLC (a)	278	413
Crest Nicholson PLC	7,984	53,529
Croda International PLC	5,374	330,042
CVS Group PLC	1,909	25,913
CYBG PLC	48,341	201,117
Daily Mail & General Trust PLC Class A	14,123	131,047
Dairy Crest Group PLC	2,499	18,664
Dart Group PLC	3,875	45,745
De La Rue PLC	4,598	33,549
Debenhams PLC	18,859	5,992
Dechra Pharmaceuticals PLC	4,831	182,366
Derwent London PLC	5,464	239,961
DFS Furniture PLC	13,771	43,131
Diageo PLC	97,768	3,487,843
Dialog Semiconductor PLC (a)	3,351	71,768
Dignity PLC	1,628	24,452
Diploma PLC	6,915	114,810
Direct Line Insurance Group PLC	66,382	342,066
Domino's Pizza UK & IRL PLC	24,401	122,043
Drax Group PLC	23,908	104,009
DS Smith PLC	42,990	309,179
Dunelm Group PLC	2,111	16,391
easyJet PLC	6,049	132,410
Electrocomponents PLC	23,365	195,895
Elementis PLC	15,588	60,861
EMIS Group PLC	1,676	19,659
Empiric Student Property PLC	23,726	27,895
EnQuest PLC (a)	58,344	28,836
Enterprise Inns PLC (a)	34,056	60,388
Equiniti Group PLC (c)	12,680	48,093
Essentra PLC	19,084	115,864
esure Group PLC	6,609	20,526
Evraz PLC	17,156	108,221
Faroe Petroleum PLC (a)	2,833	5,179
Fenner PLC	6,074	50,841
Ferrexpo PLC	15,676	50,737
Fever-Tree Drinks PLC	3,656	142,742
Firstgroup PLC (a)	54,355	84,484
Forterra PLC	9,489	41,150
Fresnillo PLC	8,129	142,688
G4S PLC (United Kingdom)	69,288	246,962
Galliford Try PLC	8,705	110,015
GB Group PLC	4,899	33,385
Genus PLC	2,800	97,525
GKN PLC	68,846	437,148
GlaxoSmithKline PLC	201,922	4,049,983
Gocompare.com Group PLC	20,148	31,066
Grainger Trust PLC	16,607	71,652
Great Portland Estates PLC	9,397	90,222
Greene King PLC	9,737	73,325
Greggs PLC	2,983	50,061
Halfords Group PLC	3,024	15,770
Halma PLC	15,950	268,551
Hammerson PLC	32,141	242,924
Hansteen Holdings PLC	4,785	8,748
Hargreaves Lansdown PLC	11,386	280,506
Hastings Group Holdings PLC (c)	28,228	107,258
Hays PLC	68,438	168,934
Helical Bar PLC	4,937	25,488
Hikma Pharmaceuticals PLC	5,320	94,334
Hill & Smith Holdings PLC	2,058	37,597
Hochschild Mining PLC	7,631	22,051
HomeServe PLC	13,003	132,469
Hostelworld Group PLC (c)	1,535	8,559
Howden Joinery Group PLC	24,838	163,005
HSBC Holdings PLC (United Kingdom)	806,652	8,031,014
Hunting PLC (a)	9,314	102,709
Hurricane Energy PLC (a)	40,558	23,931
Ibstock PLC (c)	31,649	129,581
IG Group Holdings PLC	14,201	162,269
IMI PLC	12,291	184,778
Imperial Tobacco Group PLC	39,676	1,422,629
Inchcape PLC	15,061	150,636
Indivior PLC (a)	31,065	193,778
Informa PLC	35,156	357,671
Inmarsat PLC	20,869	108,055
InterContinental Hotel Group PLC	7,838	495,179
Intermediate Capital Group PLC	13,762	205,755
International Personal Finance PLC	7,621	25,516
International Quantum Epitaxy PLC (a)(b)	32,218	46,661
Intertek Group PLC	7,276	490,927
Intu Properties PLC	32,401	87,116
Investec PLC	30,172	239,839
iomart Group PLC	1,226	6,616
ITE Group PLC	9,928	20,775
ITV PLC	166,194	346,974
J Sainsbury PLC	69,600	296,079
J.D. Weatherspoon PLC	1,928	30,896
Jackpotjoy PLC (a)	1,132	12,810
John David Group PLC	19,930	107,281
John Laing Group PLC (c)	51,300	199,585
John Menzies PLC	927	8,117
John Wood Group PLC	25,243	197,600
Johnson Matthey PLC	7,617	345,420
JRP Group PLC	41,715	81,090
Jupiter Fund Management PLC	27,664	173,477
Just Eat Holding Ltd. (a)	22,275	237,293
KAZ Minerals PLC (a)	10,534	133,478
Kcom Group PLC	8,465	11,654
Keller Group PLC	8,466	120,980
Keywords Studios PLC	2,469	61,795
Kier Group PLC	3,223	47,699
Kingfisher PLC	89,932	375,055
Laird PLC	30,740	83,328
Land Securities Group PLC	28,547	388,448
Legal & General Group PLC	236,874	880,482
Lloyds Banking Group PLC	2,858,271	2,535,137
London Stock Exchange Group PLC	12,832	759,630
Londonmetric Properity PLC	40,117	105,101
Lonmin PLC (a)	1,093	880
Lookers PLC	2,630	3,664
Man Group PLC	77,205	192,594
Marks & Spencer Group PLC	66,636	263,482
Marshalls PLC	6,565	38,737
McCarthy & Stone PLC (c)	17,225	32,108
Mediclinic International PLC	13,949	128,856
Meggitt PLC	32,839	213,569
Melrose Industries PLC	253,151	794,610
Merlin Entertainments PLC (c)	30,745	155,677
Metro Bank PLC (a)	3,333	151,514
Micro Focus International PLC	17,239	297,254
Mitchells & Butlers PLC	6,311	24,501
Mitie Group PLC	6,852	17,300
Mondi PLC	15,717	438,378
Moneysupermarket.com Group PLC	30,685	126,605
Morgan Advanced Materials PLC	8,008	37,814
N Brown Group PLC	3,824	10,771
National Express Group PLC Class L	22,645	122,270
National Grid PLC	132,899	1,542,004
NCC Group Ltd.	7,668	20,754
NewRiver REIT PLC	15,204	60,701
NEX Group PLC	16,842	229,081
Next PLC	6,028	436,182
NMC Health PLC	3,228	158,561
Northgate PLC	8,573	43,811
Nostrum Oil & Gas LP (a)	1,976	8,079
Ocado Group PLC (a)(b)	20,963	155,381
Old Mutual PLC	196,202	679,600
On The Beach Group PLC (c)	3,023	25,470
OneSavings Bank PLC	9,977	54,529
Ophir Energy PLC (a)	39,780	32,914
Oxford Instruments PLC	1,621	20,219
P2P Global Investments PLC	5,361	58,896
Pagegroup PLC	14,774	109,324
Paragon Banking Group PLC	7,344	52,878
Pearson PLC	30,543	350,165
Pendragon PLC	85,397	34,094
Pennon Group PLC	20,124	191,772
Persimmon PLC	12,671	473,609
Pets At Home Group PLC	9,173	19,322
Photo-Me International PLC	11,079	24,373
Polypipe Group PLC	17,721	93,487
Premier Foods PLC (a)	23,207	11,965
Premier Oil PLC (a)	4,370	5,700
Primary Health Properties PLC	39,684	61,626
Provident Financial PLC	14,724	134,799
Prudential PLC	104,541	2,688,173
Purplebricks Group PLC (a)(b)	10,054	47,891
PZ Cussons PLC Class L	16,813	56,987
QinetiQ Group PLC	16,719	53,054
Rank Group PLC	996	2,400
Rathbone Brothers PLC	1,656	53,667
Reckitt Benckiser Group PLC	27,277	2,139,828
Redde PLC	25,770	61,376
Redrow PLC	14,846	128,252
RELX PLC	43,612	933,332
Renishaw PLC	1,666	108,165
Rentokil Initial PLC	71,133	300,641
Restore PLC	3,422	26,712
Rightmove PLC	4,634	291,230
Rio Tinto PLC	49,366	2,690,740
Rolls-Royce Holdings PLC	69,001	797,947
Rotork PLC	41,450	187,741
Royal Bank of Scotland Group PLC (a)	139,479	516,519
Royal Dutch Shell PLC:
Class A (United Kingdom)	222,500	7,741,046
Class B (United Kingdom)	146,202	5,219,245
Royal Mail PLC	34,899	279,240
RPC Group PLC	15,079	164,164
RPS Group PLC	29,670	105,589
RSA Insurance Group PLC	40,231	364,108
Safestore Holdings PLC	4,786	36,107
Saga PLC	59,263	110,877
Sage Group PLC	47,399	414,495
Savills PLC	10,381	140,414
Scapa Group PLC	4,991	29,986
Schroders PLC	4,695	213,364
Scottish & Southern Energy PLC	41,477	787,176
Segro PLC	37,752	335,851
Senior Engineering Group PLC	11,265	45,812
Serco Group PLC (a)	34,128	45,222
Severn Trent PLC	8,890	237,434
Shaftesbury PLC	6,361	88,535
Shanks Group PLC	22,634	22,311
SIG PLC	12,607	24,802
Sirius Minerals PLC (a)(b)	252,896	107,930
SKY PLC	42,141	799,454
Smart Metering Systems PLC	2,619	28,664
Smith & Nephew PLC	34,088	652,821
Smiths Group PLC	17,389	382,433
SOCO International PLC	500	721
Softcat PLC	3,043	28,822
Sophos Group PLC (c)	12,099	83,117
Sound Energy PLC (a)	8,859	5,066
Spectris PLC	6,306	233,532
Spirax-Sarco Engineering PLC	3,081	244,529
Spire Healthcare Group PLC (c)	16,378	51,409
Sports Direct International PLC (a)	6,585	36,516
SSP Group PLC	18,399	165,202
St. James's Place Capital PLC	19,627	307,088
St. Modwen Properties PLC	10,219	57,709
Stagecoach Group PLC	12,696	27,267
Standard Chartered PLC (United Kingdom)	136,510	1,441,449
Standard Life PLC	105,140	528,758
Stock Spirits Group PLC	10,658	36,609
SuperGroup PLC	2,109	43,697
Synthomer PLC	15,742	107,276
TalkTalk Telecom Group PLC	30,162	53,483
Tate & Lyle PLC	21,590	170,788
Taylor Wimpey PLC	143,193	378,004
Ted Baker PLC	2,919	107,055
Telecom Plus PLC	3,457	51,495
Tesco PLC	399,853	1,295,099
The Go-Ahead Group PLC	2,295	61,326
The Restaurant Group PLC	3,104	12,965
The Weir Group PLC	8,684	255,364
Thomas Cook Group PLC	82,838	140,957
TORM PLC	167	1,337
Travis Perkins PLC	12,141	212,107
Tritax Big Box REIT PLC	65,993	136,097
Tullett Prebon PLC	22,995	149,169
Tullow Oil PLC (a)	53,850	168,806
Ultra Electronics Holdings PLC	3,091	59,916
Unilever PLC	49,731	2,789,514
Unite Group PLC	12,428	142,609
United Utilities Group PLC	26,193	267,997
Vectura Group PLC (a)	18,438	20,611
Vedanta Resources PLC	2,315	23,208
Vesuvius PLC	6,559	53,140
Victoria PLC (a)	6,214	69,978
Victrex PLC	2,875	103,779
Virgin Money Holdings Uk PLC	13,589	52,139
Vodafone Group PLC	1,079,205	3,149,352
Watkin Jones PLC	6,697	18,716
WH Smith PLC	8,059	216,460
Whitbread PLC	7,779	458,467
William Hill PLC	34,280	138,182
WM Morrison Supermarkets PLC	104,955	351,259
Wolverhampton & Dudley Breweries PLC	23,336	34,665
Workspace Group PLC	8,125	124,049
Zpg PLC	7,068	34,933

TOTAL UNITED KINGDOM		120,769,425

United States of America - 0.1%
Sohu.com, Inc. (a)	1,728	53,533
Southern Copper Corp.	4,661	246,147
Yum China Holdings, Inc.	15,688	670,819

TOTAL UNITED STATES OF AMERICA		970,499

TOTAL COMMON STOCKS
(Cost $987,821,820)		1,053,031,033

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Alpargatas SA (PN)	5,800	25,844
Banco ABC Brasil SA	3,328	17,822
Banco Bradesco SA (PN)	148,705	1,467,439
Banco do Estado Rio Grande do Sul SA	5,300	30,394
Bradespar SA (PN)	9,679	98,249
Braskem SA (PN-A)	8,800	114,672
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,862	64,185
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,761	151,945
Companhia de Saneamento do Parana	15,500	47,210
Companhia Energetica de Minas Gerais (CEMIG) (PN)	52,535	126,869
Companhia Energetica de Sao Paulo Series B	5,300	26,551
Companhia Paranaense de Energia-Copel (PN-B)	7,200	55,061
Gerdau SA	42,203	200,582
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	11,641
Itau Unibanco Holding SA	132,107	1,923,606
Itausa-Investimentos Itau SA (PN)	169,852	659,878
Lojas Americanas SA (PN)	34,700	197,609
Marcopolo SA (PN)	10,100	11,763
Metalurgica Gerdau SA (PN)	20,800	46,431
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	186,386	1,222,107
Telefonica Brasil SA	19,600	274,933
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	16,600	51,650

TOTAL BRAZIL		6,826,441

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	27,557
Sociedad Quimica y Minera de Chile SA (PN-B)	4,652	254,087

TOTAL CHILE		281,644

Colombia - 0.0%
Bancolombia SA (PN)	6,414	76,038
Grupo Aval Acciones y Valores SA	145,146	63,816
Grupo de Inversiones Suramerica SA (a)	9,299	120,833

TOTAL COLOMBIA		260,687

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,277	220,526
Biotest AG (non-vtg.)	1,682	53,623
Draegerwerk AG & Co. KGaA (non-vtg.)	125	9,238
Fuchs Petrolub AG	2,521	135,596
Henkel AG & Co. KGaA	6,317	804,034
Jungheinrich AG	2,802	118,565
Porsche Automobil Holding SE (Germany)	6,677	570,871
Sartorius AG (non-vtg.)	1,497	231,034
Sixt AG Preference Shares	548	44,934
Sto SE & Co. KGaA	28	3,733
Volkswagen AG	8,265	1,715,103

TOTAL GERMANY		3,907,257

Italy - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,220	17,532
Danieli & C. Officine Meccaniche SpA	1,027	19,694
Telecom Italia SpA (Risparmio Shares)	414,987	357,312

TOTAL ITALY		394,538

Korea (South) - 0.2%
AMOREPACIFIC Corp.	528	88,006
Daishin Securities Co. Ltd.	4,429	37,593
Hyundai Motor Co.	1,277	122,820
Hyundai Motor Co. Series 2	905	97,182
LG Chemical Ltd.	665	127,917
LG Household & Health Care Ltd.	112	80,529
Samsung Electronics Co. Ltd.	901	1,778,574

TOTAL KOREA (SOUTH)		2,332,621

Panama - 0.0%
Avianca Holdings SA	19,286	20,048
Russia - 0.0%
AK Transneft OAO	26	71,201
Surgutneftegas OJSC	311,955	153,519

TOTAL RUSSIA		224,720

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	4,899,071	6,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,387,566)		14,254,701
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.33% 5/10/18 to 6/21/18 (e)
(Cost $1,099,504)	1,100,000	1,099,378
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.74% (f)	8,986,286	8,988,083
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	11,887,186	11,888,375
TOTAL MONEY MARKET FUNDS
(Cost $20,876,621)		20,876,458
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,022,185,511)		1,089,261,570
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,150,496)
NET ASSETS - 100%		$1,078,111,074
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	74	June 2018	$7,498,050	$258,146	$258,146
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	47	June 2018	2,707,670	1,301	1,301
TME S&P/TSX 60 Index Contracts (Canada)	5	June 2018	716,461	15,173	15,173
TOTAL FUTURES CONTRACTS					$274,620

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $30,281,821.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,441,864 or 1.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,099,378.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,551
Fidelity Securities Lending Cash Central Fund	27,200
Total	$250,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$128,157,507	$82,587,687	$45,569,820	$--
Consumer Staples	95,828,210	49,699,855	46,122,570	5,785
Energy	70,725,647	29,315,074	41,405,253	5,320
Financials	228,557,227	110,299,700	118,257,527	--
Health Care	80,704,993	29,470,422	51,224,549	10,022
Industrials	137,314,929	99,921,172	37,292,718	101,039
Information Technology	122,764,095	70,768,149	51,943,691	52,255
Materials	90,557,035	55,897,689	34,659,346	--
Real Estate	43,925,902	23,520,755	20,405,147	--
Telecommunication Services	37,860,015	9,134,780	28,725,235	--
Utilities	30,890,174	19,356,074	11,532,061	2,039
Government Obligations	1,099,378	--	1,099,378	--
Money Market Funds	20,876,458	20,876,458	--	--
Total Investments in Securities:	$1,089,261,570	$600,847,815	$488,237,295	$176,460
Derivative Instruments:
Assets
Futures Contracts	$274,620	$274,620	$--	$--
Total Assets	$274,620	$274,620	$--	$--
Total Derivative Instruments:	$274,620	$274,620	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$127,231,695
Level 2 to Level 1	$96,908,442

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$274,620	$0
Total Equity Risk	274,620	0
Total Value of Derivatives	$274,620	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,673,070) — See accompanying schedule: Unaffiliated issuers (cost $1,001,308,890)	$1,068,385,112
Fidelity Central Funds (cost $20,876,621)	20,876,458
Total Investment in Securities (cost $1,022,185,511)		$1,089,261,570
Segregated cash with brokers for derivative instruments		127,130
Cash		142,923
Foreign currency held at value (cost $2,026,485)		2,021,460
Receivable for investments sold
Regular delivery		269,647
Delayed delivery		271,836
Receivable for fund shares sold		2,012,994
Dividends receivable		3,757,488
Distributions receivable from Fidelity Central Funds		40,692
Other receivables		131
Total assets		1,097,905,871
Liabilities
Payable for investments purchased	$5,315,587
Payable for fund shares redeemed	2,178,368
Accrued management fee	52,926
Payable for daily variation margin on futures contracts	52,891
Other affiliated payables	24,855
Other payables and accrued expenses	280,556
Collateral on securities loaned	11,889,614
Total liabilities		19,794,797
Net Assets		$1,078,111,074
Net Assets consist of:
Paid in capital		$999,921,591
Undistributed net investment income		9,248,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,882,520
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,058,607
Net Assets		$1,078,111,074
Investor Class:
Net Asset Value, offering price and redemption price per share ($19,170,839 ÷ 1,524,102 shares)		$12.58
Premium Class:
Net Asset Value, offering price and redemption price per share ($581,050,921 ÷ 46,183,351 shares)		$12.58
Institutional Class:
Net Asset Value, offering price and redemption price per share ($256,206,558 ÷ 20,363,111 shares)		$12.58
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($221,682,756 ÷ 17,616,121 shares)		$12.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,383,786
Interest		7,322
Income from Fidelity Central Funds		250,751
Income before foreign taxes withheld		12,641,859
Less foreign taxes withheld		(1,184,065)
Total income		11,457,794
Expenses
Management fee	$261,657
Transfer agent fees	127,177
Independent trustees' fees and expenses	1,548
Miscellaneous	1,115
Total expenses before reductions	391,497
Expense reductions	(777)	390,720
Net investment income (loss)		11,067,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,914)	530,436
Fidelity Central Funds	(728)
Foreign currency transactions	326,341
Futures contracts	2,401,423
Total net realized gain (loss)		3,257,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,556)	8,115,297
Fidelity Central Funds	504
Assets and liabilities in foreign currencies	(60,736)
Futures contracts	265,366
Total change in net unrealized appreciation (depreciation)		8,320,431
Net gain (loss)		11,577,903
Net increase (decrease) in net assets resulting from operations		$22,644,977

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,067,074	$8,251,362
Net realized gain (loss)	3,257,472	2,020,325
Change in net unrealized appreciation (depreciation)	8,320,431	59,037,611
Net increase (decrease) in net assets resulting from operations	22,644,977	69,309,298
Distributions to shareholders from net investment income	(9,481,475)	(438,332)
Distributions to shareholders from net realized gain	(3,257,844)	(81,892)
Total distributions	(12,739,319)	(520,224)
Share transactions - net increase (decrease)	423,336,212	518,835,415
Redemption fees	11,499	38,564
Total increase (decrease) in net assets	433,253,369	587,663,053
Net Assets
Beginning of period	644,857,705	57,194,652
End of period	$1,078,111,074	$644,857,705
Other Information
Undistributed net investment income end of period	$9,248,356	$7,662,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.08
Net realized and unrealized gain (loss)	.26	2.05	–C
Total from investment operations	.41	2.34	.08
Distributions from net investment income	(.16)	(.03)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.21)D	(.04)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$12.58	$12.38	$10.08
Total ReturnE,F	3.39%	23.31%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I	.18%	.21%I
Expenses net of fee waivers, if any	.17%I	.18%	.18%I
Expenses net of all reductions	.17%I	.18%	.18%I
Net investment income (loss)	2.46%I	2.53%	1.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$19,171	$13,060	$3,170
Portfolio turnover rateJ	2%I	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.057 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.30	.08
Net realized and unrealized gain (loss)	.25	2.04	.01
Total from investment operations	.41	2.34	.09
Distributions from net investment income	(.16)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)	(.04)C	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$12.58	$12.39	$10.09
Total ReturnE,F	3.38%	23.34%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.11%	.11%I
Expenses net of fee waivers, if any	.10%I	.11%	.11%I
Expenses net of all reductions	.10%I	.11%	.11%I
Net investment income (loss)	2.53%I	2.60%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$581,051	$391,741	$51,494
Portfolio turnover rateJ	2%I	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.30	.08
Net realized and unrealized gain (loss)	.25	2.05	.01
Total from investment operations	.41	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)C	(.05)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$12.58	$12.39	$10.09
Total ReturnE,F	3.40%	23.35%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.09%	.13%I
Expenses net of fee waivers, if any	.08%I	.09%	.09%I
Expenses net of all reductions	.08%I	.09%	.09%I
Net investment income (loss)	2.55%I	2.62%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$256,207	$104,569	$1,241
Portfolio turnover rateJ	2%I	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.057 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.31	.08
Net realized and unrealized gain (loss)	.26	2.04	.01
Total from investment operations	.42	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.23)	(.05)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$12.58	$12.39	$10.09
Total ReturnD,E	3.42%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.10%H
Expenses net of fee waivers, if any	.06%H	.06%	.06%H
Expenses net of all reductions	.06%H	.06%	.06%H
Net investment income (loss)	2.57%H	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$221,683	$135,488	$1,289
Portfolio turnover rateI	2%H	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$108,860,333
Gross unrealized depreciation	(41,513,800)
Net unrealized appreciation (depreciation)	$67,346,533
Tax cost	$1,022,189,657

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $429,278,072 and $7,434,817, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .11%, .04% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$9,028.11
Premium Class	98,483.04
Institutional Class	19,666.02
	$127,177

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,003.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,200.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $777.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Investor Class	$176,099	$12,356
Premium Class	5,601,261	274,306
Institutional Class	1,845,464	147,084
Institutional Premium Class	1,858,651	4,586
Total	$9,481,475	$438,332
From net realized gain
Investor Class	$64,345	$2,668
Premium Class	1,939,212	51,468
Institutional Class	629,512	26,952
Institutional Premium Class	624,775	804
Total	$3,257,844	$81,892

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Investor Class
Shares sold	1,414,038	2,080,742	$17,897,932	$23,149,243
Reinvestment of distributions	19,410	1,459	236,609	14,518
Shares redeemed	(964,171)	(1,341,742)	(12,236,263)	(15,054,293)
Net increase (decrease)	469,277	740,459	$5,898,278	$8,109,468
Premium Class
Shares sold	18,542,143	29,938,258	$234,584,468	$332,799,582
Reinvestment of distributions	578,359	29,064	7,050,193	289,118
Shares redeemed	(4,557,762)	(3,451,383)	(57,717,084)	(39,220,046)
Net increase (decrease)	14,562,740	26,515,939	$183,917,577	$293,868,654
Institutional Class
Shares sold	15,174,273	8,773,177	$190,471,670	$96,370,730
Reinvestment of distributions	202,632	17,495	2,470,085	174,036
Shares redeemed	(3,453,132)	(474,363)	(43,773,451)	(5,749,005)
Net increase (decrease)	11,923,773	8,316,309	$149,168,304	$90,795,761
Institutional Premium Class
Shares sold	6,551,340	10,950,498	$82,765,590	$127,826,848
Reinvestment of distributions	203,726	542	2,483,426	5,390
Shares redeemed	(70,990)	(146,727)	(896,963)	(1,770,706)
Net increase (decrease)	6,684,076	10,804,313	$84,352,053	$126,061,532

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.17%
Actual		$1,000.00	$1,033.90	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.10%
Actual		$1,000.00	$1,033.80	$.50
Hypothetical-C		$1,000.00	$1,024.30	$.50
Institutional Class	.08%
Actual		$1,000.00	$1,034.00	$.40
Hypothetical-C		$1,000.00	$1,024.40	$.40
Institutional Premium Class	.06%
Actual		$1,000.00	$1,034.20	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

TI1-SANN-0618
1.9879612.101

Fidelity® Total International Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1
Nestle SA (Reg. S) (Switzerland, Food Products)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.6
7.9

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.0
Industrials	12.7
Consumer Discretionary	11.9
Information Technology	10.6
Consumer Staples	8.7
Materials	8.0
Health Care	7.1
Energy	6.8
Real Estate	4.1
Telecommunication Services	3.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	17.3%
United Kingdom	11.2%
France	6.4%
Germany	6.3%
Canada	6.2%
Switzerland	4.9%
Australia	4.4%
Cayman Islands	4.3%
Korea (South)	3.9%
Other*	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.0

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 4.4%
360 Capital Industrial Fund	999	$1,886
Abacus Property Group unit	2,727	7,399
Accent Group Ltd.	1,212	1,139
Adelaide Brighton Ltd.	18,053	87,099
AGL Energy Ltd.	26,910	438,564
ALS Ltd.	25,714	150,066
Altium Ltd.	5,371	81,566
Alumina Ltd.	108,717	213,996
Amcor Ltd.	48,431	499,080
AMP Ltd.	118,062	357,394
Ansell Ltd.	5,788	113,086
APA Group unit	44,385	277,859
APN News & Media Ltd.	14,469	25,429
APN Outdoor Group Ltd.	16,583	67,908
ARB Corp. Ltd.	8,281	129,165
Ardent Leisure Group unit	13,116	18,571
Aristocrat Leisure Ltd.	23,540	472,226
Asaleo Care Ltd.	2,008	1,953
ASX Ltd.	7,313	321,500
Aurizon Holdings Ltd.	92,761	312,163
Austal Ltd.	24,631	32,680
Australia & New Zealand Banking Group Ltd.	120,015	2,412,566
Australian Agricultural Co. Ltd. (a)	4,710	3,886
Australian Pharmaceutical Industries Ltd.	4,913	4,989
Automotive Holdings Group Ltd.	2,148	5,439
Babcock & Brown Wind Partners (a)	22,022	11,412
Bank of Queensland Ltd.	19,792	149,119
Bapcor Ltd.	5,594	24,681
Beach Energy Ltd.	66,766	78,744
Bega Cheese Ltd.	7,332	39,077
Bellamy's Australia Ltd. (a)	3,737	50,624
Bendigo & Adelaide Bank Ltd.	22,123	176,082
BHP Billiton Ltd.	132,376	3,088,233
Blackmores Ltd.	648	57,358
BlueScope Steel Ltd.	23,992	294,849
Boral Ltd.	49,588	255,194
Brambles Ltd.	64,254	475,427
Breville Group Ltd.	3,281	28,003
Brickworks Ltd.	3,884	46,578
BT Investment Management Ltd.	5,921	40,678
BWP Trust	13,548	31,843
Caltex Australia Ltd.	12,533	291,452
Carsales.com Ltd.	13,044	140,006
Challenger Ltd.	23,687	191,509
Charter Hall Group unit	16,947	75,004
Charter Hall Long Wale REIT unit	5,867	18,011
Charter Hall Retail REIT	4,482	13,282
Cimic Group Ltd.	4,172	141,968
Coca-Cola Amatil Ltd.	26,226	183,061
Cochlear Ltd.	2,135	310,706
Commonwealth Bank of Australia	72,300	3,892,952
Computershare Ltd.	17,729	225,540
Corporate Travel Management Ltd.	2,449	45,597
Costa Group Holdings Ltd.	19,396	105,723
Credit Corp. Group Ltd.	3,751	50,474
Cromwell Property Group unit	19,567	15,926
Crown Ltd.	17,418	169,058
CSL Ltd.	18,746	2,401,157
CSR Ltd.	34,399	145,143
DEXUS Property Group unit	47,871	340,437
Domain Holdings Australia Ltd.	4,825	11,187
Dominos Pizza Enterprises Ltd.	2,092	66,227
Downer EDI Ltd.	30,890	158,984
DuluxGroup Ltd.	11,077	64,403
Eclipx Group Ltd.	20,177	49,148
Estia Health Ltd.	5,345	14,245
Evolution Mining Ltd.	57,818	138,211
FKP Property Group unit	11,567	22,717
Flexigroup Ltd.	24,844	38,414
Flight Centre Travel Group Ltd.	2,726	114,197
Folkestone Education Trust	954	2,052
Fortescue Metals Group Ltd.	65,343	221,700
G8 Education Ltd.	15,862	26,947
Galaxy Resources Ltd. (a)(b)	17,639	40,001
Gateway Lifestyle Holdings Pty Ltd. unit	11,967	17,852
GDI Property Group unit	5,098	4,792
Genworth Mortgage Insurance Ltd.	21,812	37,984
Goodman Group unit	71,312	485,174
GrainCorp Ltd.	13,794	91,785
Greencross Ltd.	445	1,774
Growthpoint Properties Australia Ltd.	1,348	3,480
GUD Holdings Ltd.	1,514	14,383
GWA Group Ltd.	15,587	45,002
Hansen Technologies Ltd.	12,222	39,385
Harvey Norman Holdings Ltd.	35,366	93,224
Healthscope Ltd.	87,675	159,738
IDP Education Ltd.	4,639	26,661
Iluka Resources Ltd.	23,622	207,375
Incitec Pivot Ltd.	72,390	206,002
Independence Group NL	28,450	109,448
Inghams Group Ltd.	8,510	24,011
Insurance Australia Group Ltd.	95,199	563,570
Investa Office Fund unit	33,490	110,314
Invocare Ltd.	6,597	64,473
IOOF Holdings Ltd.	8,929	59,965
IPH Ltd.	12,190	33,429
Iress Ltd.	12,570	98,609
Japara Healthcare Ltd.	589	841
JB Hi-Fi Ltd.	7,750	149,417
John Fairfax Holdings Ltd.	133,759	71,596
Karoon Gas Australia Ltd. (a)	1,197	1,136
Lendlease Group unit	22,239	298,255
Link Administration Holdings Ltd.	15,598	97,056
Lynas Corp. Ltd. (a)	24,884	47,956
Macquarie Atlas Roads Group unit	26,503	128,146
Macquarie Group Ltd.	12,927	1,052,752
Magellan Financial Group Ltd.	5,722	99,966
Mantra Group Ltd.	10,722	31,840
Mayne Pharma Group Ltd. (a)	85,853	43,767
McMillan Shakespeare Ltd.	3,134	39,600
Medibank Private Ltd.	126,941	278,986
Mesoblast Ltd. (a)	3,999	4,396
Metcash Ltd.	47,236	127,495
Mineral Resources Ltd.	7,162	95,906
Mirvac Group unit	139,142	233,505
Monadelphous Group Ltd.	7,750	93,734
Myer Holdings Ltd.	14,173	4,093
MYOB Group Ltd.	32,308	78,776
Nanosonics Ltd. (a)	18,193	32,762
National Australia Bank Ltd.	110,583	2,403,969
National Storage (REIT) unit	1,548	1,859
Navitas Ltd.	20,533	65,743
Newcrest Mining Ltd.	31,904	505,677
NEXTDC Ltd. (a)	20,114	103,301
Nine Entertainment Co. Holdings Ltd.	35,938	63,640
Northern Star Resources Ltd.	28,206	134,613
Nufarm Ltd.	19,264	131,674
oOh!media Ltd.	510	1,862
Orica Ltd.	14,174	211,180
Origin Energy Ltd. (a)	71,884	524,809
Orocobre Ltd. (a)	9,603	40,150
Orora Ltd.	69,837	175,154
OZ Minerals Ltd.	9,982	68,886
Pact Group Holdings Ltd. (c)	2,344	9,981
Perpetual Trustees Australia Ltd.	1,277	38,525
Pilbara Minerals Ltd. (a)(b)	50,212	34,259
Platinum Asset Management Ltd.	6,911	29,316
Premier Investments Ltd.	9,493	112,088
Primary Health Care Ltd.	35,390	100,894
QBE Insurance Group Ltd.	58,265	435,157
Qube Holdings Ltd.	74,713	128,767
Quintis Ltd. (a)(d)	790	0
Ramsay Health Care Ltd.	5,167	251,197
realestate.com.au Ltd.	2,889	174,905
Regis Healthcare Ltd.	290	833
Regis Resources Ltd.	17,336	61,176
Reliance Worldwide Corp. Ltd.	31,595	112,121
Resolute Mng Ltd.	38,705	33,055
Retail Food Group Ltd.	1,163	805
Rio Tinto Ltd.	17,174	1,022,096
Sandfire Resources NL	7,992	47,300
Santos Ltd. (a)	77,600	357,411
Saracen Mineral Holdings Ltd. (a)	53,513	75,225
Scentre Group unit	219,373	663,058
SEEK Ltd.	14,225	206,915
Select Harvests Ltd.	5,638	26,397
Seven Group Holdings Ltd.	6,774	92,369
Shopping Centres Australasia Property Group unit	15,213	27,169
Sigma Healthcare Ltd.	31,213	18,137
Sims Metal Management Ltd.	9,684	117,038
Sirtex Medical Ltd.	3,431	71,756
Smartgroup Corp. Ltd.	2,759	22,478
Sonic Healthcare Ltd.	15,920	282,265
South32 Ltd.	220,573	612,095
Southern Cross Media Group Ltd.	34,197	29,611
SP AusNet	56,286	72,659
Spark Infrastructure Group unit	90,564	159,683
SpeedCast International Ltd.	9,792	43,491
St Barbara Ltd.	27,260	86,967
Steadfast Group Ltd.	20,335	41,871
Stockland Corp. Ltd. unit	103,532	321,820
Suncorp Group Ltd.	52,773	555,051
Super Retail Group Ltd.	6,031	32,607
Sydney Airport unit	42,575	227,950
Syrah Resources Ltd. (a)	14,130	33,830
Tabcorp Holdings Ltd.	73,206	240,727
Tassal Group Ltd.	1,218	3,548
Technology One Ltd.	15,556	57,782
Telstra Corp. Ltd.	161,792	384,681
The GPT Group unit	79,984	290,031
The Star Entertainment Group Ltd.	36,093	142,830
Tox Free Solutions Ltd.	2,376	6,148
TPG Telecom Ltd.	20,251	84,944
Transpacific Industries Group Ltd.	87,115	103,453
Transurban Group unit	91,396	796,398
Treasury Wine Estates Ltd.	30,165	430,877
Vicinity Centers unit	144,364	264,327
Village Roadshow Ltd. (a)	338	549
Virtus Health Ltd.	1,474	6,251
Viva Energy REIT unit (c)	6,394	9,694
Vocus Group Ltd.	29,228	53,717
Washington H. Soul Pattinson & Co. Ltd.	8,475	123,608
Webjet Ltd.	6,126	50,460
Wesfarmers Ltd.	46,661	1,535,128
West Australian Newspapers Holdings Ltd.	7,448	3,098
Western Areas NL	25,883	66,650
Westfield Corp. unit (a)	81,137	560,671
Westgold Resources Ltd. (a)	892	987
Westpac Banking Corp.	139,805	3,003,076
Whitehaven Coal Ltd.	25,235	87,017
WiseTech Global Ltd.	3,275	24,597
Woodside Petroleum Ltd.	39,759	963,500
Woolworths Group Ltd.	52,893	1,106,298
WorleyParsons Ltd.	8,949	109,077

TOTAL AUSTRALIA		47,834,330

Austria - 0.3%
ams AG	2,579	214,388
Andritz AG	2,985	160,625
Austria Technologie & Systemtechnik AG	1,807	44,843
BUWOG AG	1,098	38,505
CA Immobilien Anlagen AG	3,151	109,360
DO & CO Restaurants & Catering AG	329	20,461
Erste Group Bank AG	12,640	619,721
EVN AG	1,673	34,305
IMMOFINANZ Immobilien Anlagen AG	45,009	118,163
Lenzing AG	763	89,237
Oesterreichische Post AG	1,485	71,480
OMV AG	6,015	374,081
PORR AG	109	3,883
Raiffeisen International Bank-Holding AG	6,352	214,779
S IMMO AG	1,268	25,112
S&T AG	2,046	52,874
Schoeller-Bleckmann Oilfield Equipment AG	436	54,178
Telekom Austria AG	5,047	48,149
UNIQA Insurance Group AG	7,655	91,795
Vienna Insurance Group AG	4,167	135,765
Voestalpine AG	4,481	236,526
Wienerberger AG	5,103	128,794
Zumtobel AG	292	2,645

TOTAL AUSTRIA		2,889,669

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	6,852	135,837
Schroder (REIT) Ltd.	2,240	1,884
Standard Life Investment Property Income Trust Ltd.	929	1,202
Stobart Group Ltd.	9,513	31,956

TOTAL BAILIWICK OF GUERNSEY		170,879

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	29,472	74,372
Centamin PLC	69,901	150,845
Experian PLC	36,200	829,422
Glencore Xstrata PLC	501,727	2,422,382
IWG PLC	28,186	96,155
Petrofac Ltd.	15,286	127,023
Randgold Resources Ltd.	3,587	290,847
Shire PLC	37,660	2,005,392
UBM PLC	14,761	196,712
Wolseley PLC	9,828	754,986
WPP PLC	52,965	908,886

TOTAL BAILIWICK OF JERSEY		7,857,022

Belgium - 0.8%
Ablynx NV (a)	3,227	174,504
Ackermans & Van Haaren SA	1,294	234,083
Aedifica SA	286	25,972
Ageas	7,405	397,484
Agfa-Gevaert NV (a)	13,944	49,910
Anheuser-Busch InBev SA NV	31,862	3,182,780
Barco NV	298	38,578
Befimmo SCA Sicafi	370	24,038
Bekaert SA	2,466	103,871
Bpost SA	3,768	82,678
Cofinimmo SA	1,456	193,409
Colruyt NV	3,012	169,789
Compagnie D'entreprises CFE SA	465	58,624
D'ieteren SA	2,258	96,146
Econocom Group SA	8,036	51,918
Elia System Operator SA/NV	1,311	82,958
Euronav NV	7,121	57,744
EVS Broadcast Equipment SA	346	11,386
Fagron NV (a)	2,217	38,285
Galapagos Genomics NV (a)	1,837	164,602
Gimv NV	291	17,465
Groupe Bruxelles Lambert SA	2,774	318,105
Ion Beam Applications SA	586	12,023
KBC Ancora	1,298	78,765
KBC Groep NV	10,233	894,674
Kinepolis Group NV	846	59,152
Melexis NV	695	66,345
Nyrstar NV (a)	3,127	21,675
Ontex Group NV	3,196	82,130
Orange Belgium	576	11,978
Proximus	6,691	205,476
Sofina SA	1,152	201,439
Solvay SA Class A	3,001	418,935
Telenet Group Holding NV (a)	2,889	169,414
Tessenderlo Group (a)	1,881	79,048
UCB SA	5,575	422,524
Umicore SA	8,793	491,208
Van de Velde	142	5,873
Warehouses de Pauw	857	105,561
Warehouses de Pauw rights (a)	367	1,994

TOTAL BELGIUM		8,902,543

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	4,358
Alibaba Health Information Technology Ltd. (a)	90,000	45,259
Alibaba Pictures Group Ltd. (a)	440,000	49,564
Beijing Enterprises Water Group Ltd.	290,000	168,369
BEP International Holdings Ltd. (a)	110,000	1,545
Borr Drilling Ltd. (a)(b)	19,796	91,302
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,969
Brilliance China Automotive Holdings Ltd.	124,000	220,784
BW LPG Ltd. (a)(c)	821	2,868
BW Offshore Ltd. (a)	3,569	19,530
C C Land Holdings Ltd.	30,000	6,841
C.banner International Holdings Ltd. (a)	19,000	5,889
Cafe de Coral Holdings Ltd.	6,000	14,732
Carnival Group International Holdings Ltd. (a)	125,000	5,484
Cheung Kong Infrastructure Holdings Ltd.	22,500	177,579
China Foods Ltd.	6,000	2,754
China Gas Holdings Ltd.	68,800	243,805
China Innovationpay Group Ltd. (a)	216,000	19,975
China Oil & Gas Group Ltd.	360,000	26,890
China Resource Gas Group Ltd.	44,000	161,815
China Trustful Group Ltd. (a)	4,000	1,572
China Water Affairs Group Ltd.	40,000	37,962
Chow Sang Sang Holdings International Ltd.	2,000	4,386
CITIC Resources Holdings Ltd.	16,000	1,802
CMBC Capital Holdings Ltd.	600,000	47,051
Cosco Shipping Ports Ltd.	64,311	56,560
Credicorp Ltd. (United States)	2,836	659,342
Digital China Holdings Ltd. (H Shares) (a)	21,261	12,117
Digital Domain Holdings Ltd. (a)	470,000	9,826
Emperor International Holding Ltd.	54,000	16,381
Esprit Holdings Ltd. (a)	52,400	18,105
FDG Electric Vehicles Ltd. (a)	505,000	15,777
Frontline Ltd.	824	3,566
G-Resources Group Ltd. (a)	138,000	1,139
GCL New Energy Holdings Ltd. (a)	476,000	26,402
Giordano International Ltd.	56,000	34,220
Global Brands Group Holding Ltd. (a)	142,000	6,998
Golden Ocean Group Ltd.	5,388	43,555
GOME Electrical Appliances Holdings Ltd.	373,000	40,122
Great Eagle Holdings Ltd.	6,080	30,712
GZI Transport Ltd.	72,000	54,291
Haier Electronics Group Co. Ltd.	58,000	200,667
HengTen Networks Group Ltd. (a)	892,000	34,278
Hiscox Ltd.	11,430	234,304
Hoegh LNG Holdings Ltd.	550	3,205
Hongkong Land Holdings Ltd.	48,000	346,908
Hopson Development Holdings Ltd.	44,000	46,809
Huabao International Holdings Ltd.	41,000	26,112
Huanxi Media Group Ltd. (a)	10,000	2,543
Jardine Matheson Holdings Ltd.	8,645	523,487
Jardine Strategic Holdings Ltd.	9,566	362,029
Johnson Electric Holdings Ltd.	31,000	107,927
K Wah International Holdings Ltd.	76,902	47,204
Kerry Logistics Network Ltd.	15,500	23,669
Kerry Properties Ltd.	39,500	188,831
Kingston Financial Group Ltd.	148,000	75,241
KuangChi Science Ltd. (a)	26,000	5,907
Kunlun Energy Co. Ltd.	156,000	133,570
Lancashire Holdings Ltd.	7,267	59,627
Landing International Development Ltd. (a)	2,700,000	61,221
Li & Fung Ltd.	308,000	154,900
Luk Fook Holdings International Ltd.	17,000	71,056
Luye Pharma Group Ltd.	78,500	83,225
Man Wah Holdings Ltd.	80,800	59,758
Nan Hai Corp. Ltd.	100,000	2,585
Neo-China Group (Holdings) Ltd.	8,000	1,721
Nine Dragons Paper (Holdings) Ltd.	70,000	104,402
Noble Group Ltd. (a)	14,530	888
NWS Holdings Ltd.	47,367	93,399
Pacific Basin Shipping Ltd. (a)	130,000	34,566
Panda Green Energy Group Ltd. (a)	56,000	5,971
PAX Global Technology Ltd.	14,000	6,333
Petra Diamonds Ltd. (a)	26,731	25,190
Pou Sheng International (Holdings) Ltd.	181,000	30,180
Road King Infrastructure Ltd.	20,000	37,918
Shangri-La Asia Ltd.	58,000	112,875
Shenzhen International Holdings Ltd.	62,074	135,625
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	28,761
Silverlake Axis Ltd. Class A	81,300	33,631
Sinopec Kantons Holdings Ltd.	50,000	23,652
Skyfame Realty Holdings Ltd. (a)	50,000	35,143
Skyworth Digital Holdings Ltd.	72,098	32,761
SmarTone Telecommunications Holdings Ltd.	2,643	2,794
SMI Corp. Ltd.	7,200	3,109
Stolt-Nielsen SA	172	2,444
Tai Fook Securities Group Ltd.	81,507	47,514
Texwinca Holdings Ltd.	6,000	3,017
Town Health International Holdings Co. Ltd. (d)	114,000	10,022
Vtech Holdings Ltd.	12,400	150,986
Yue Yuen Industrial (Holdings) Ltd.	43,000	121,861

TOTAL BERMUDA		6,336,024

Brazil - 1.1%
AES Tiete Energia SA unit	1,912	6,222
Aliansce Shopping Centers SA	600	2,948
Alupar Investimento SA unit	24,300	120,765
Ambev SA	197,963	1,318,359
Arezzo Industria e Comercio SA	1,400	21,173
Atacadao Distribuicao Comercio e Industria Ltda	19,200	82,759
B2W Companhia Global do Varejo (a)	8,704	71,805
Banco Bradesco SA	30,481	277,559
Banco do Brasil SA	34,600	362,474
Banco Santander SA (Brasil) unit	17,800	193,640
BB Seguridade Participacoes SA	30,100	236,112
BM&F BOVESPA SA	82,378	594,931
BR Malls Participacoes SA	28,805	89,790
Brasil Foods SA (a)	17,200	121,763
CCR SA	45,584	155,625
Centrais Eletricas Brasileiras SA (Electrobras) (a)	10,400	56,613
Cia. Hering SA	3,800	20,718
Cielo SA	49,760	272,720
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	13,400	134,490
Companhia de Saneamento de Minas Gerais	4,900	70,496
Companhia Energetica de Minas Gerais (CEMIG)	186	409
Companhia Siderurgica Nacional SA (CSN) (a)	29,387	73,652
Cosan SA Industria e Comercio	8,700	98,791
CVC Brasil Operadora e Agencia de Viagens SA	4,200	69,524
Cyrela Brazil Realty SA	7,700	30,552
Drogasil SA	9,100	178,665
Duratex SA	8,400	25,657
Ecorodovias Infraestrutura e Logistica SA	3,000	8,521
EDP Energias do Brasil SA	11,600	45,993
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	4,600	44,855
Embraer SA	28,988	183,202
ENGIE Brasil Energia SA	5,745	60,661
Equatorial Energia SA	10,100	205,131
Estacio Participacoes SA	11,600	105,629
Fibria Celulose SA	10,400	204,277
Fleury SA	9,500	70,805
Hypermarcas SA	16,800	151,062
Iguatemi Empresa de Shopping Centers SA	1,300	13,248
Iochpe-Maxion SA	3,830	30,721
Itausa-Investimentos Itau SA	3,087	11,896
JBS SA	30,600	76,430
Klabin SA unit	23,900	144,838
Kroton Educacional SA	64,654	258,564
Light SA (a)	3,100	15,521
Linx SA	10,800	68,934
Localiza Rent A Car SA	20,970	166,948
Lojas Renner SA	36,877	343,274
M. Dias Branco SA	3,357	42,164
Magazine Luiza SA	3,000	91,382
Marfrig Global Foods SA (a)	4,500	10,174
Minerva SA	600	1,404
MRV Engenharia e Participacoes SA	8,200	35,111
Multiplan Empreendimentos Imobiliarios SA	3,532	67,067
Multiplus SA	700	5,715
Natura Cosmeticos SA	6,300	57,925
Odontoprev SA	13,800	59,207
Petroleo Brasileiro SA - Petrobras (ON) (a)	102,800	722,757
Porto Seguro SA	7,400	95,478
Qualicorp SA	7,500	52,131
Rumo SA (a)	42,300	179,309
Sao Martinho SA	21,600	104,695
Smiles Fidelidade SA	1,900	39,050
Sul America SA unit	11,735	72,423
Suzano Papel e Celulose SA	17,300	202,768
Terna Participacoes SA unit	20,300	123,369
TIM Participacoes SA	45,280	206,159
Totvs SA	9,200	84,037
Ultrapar Participacoes SA	16,100	277,816
Vale SA	132,174	1,836,295
Valid Solucoes SA	660	3,448
Via Varejo SA unit	6,100	51,803
Weg SA	29,640	150,434

TOTAL BRAZIL		11,470,843

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	31,748
Canada - 6.2%
Advantage Oil & Gas Ltd. (a)	9,749	31,055
Aecon Group, Inc.	4,244	59,663
AG Growth International, Inc.	175	7,096
AGF Management Ltd. Class B (non-vtg.)	1,711	9,395
Agnico Eagle Mines Ltd. (Canada)	9,941	418,328
AGT Food & Ingredients, Inc.	170	2,171
Aimia, Inc.	2,333	4,016
Alacer Gold Corp. (a)	4,325	7,175
Alamos Gold, Inc.	19,012	102,764
Alaris Royalty Corp.	1,959	25,984
Algonquin Power & Utilities Corp.	21,349	207,845
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	18,206	787,114
Allied Properties (REIT)	831	26,847
AltaGas Ltd.	9,271	178,712
Altius Minerals Corp.	306	3,415
Altus Group Ltd.	1,256	31,597
ARC Resources Ltd.	18,687	208,418
Aritzia LP (a)	3,263	31,081
Artis (REIT)	542	5,652
ATCO Ltd. Class I (non-vtg.)	3,638	110,079
Athabasca Oil Corp. (a)	19,008	22,503
ATS Automation Tooling System, Inc. (a)	1,088	14,889
AutoCanada, Inc.	246	4,181
B2Gold Corp. (a)	44,296	127,304
Badger Daylighting Ltd.	901	17,354
Bank of Montreal	25,296	1,921,113
Bank of Nova Scotia	49,728	3,056,609
Barrick Gold Corp.	47,310	636,720
Baytex Energy Corp. (a)	5,795	25,952
BCE, Inc.	5,420	230,021
Birchcliff Energy Ltd.	13,061	47,302
Bird Construction, Inc.	502	3,394
BlackBerry Ltd. (a)	20,305	212,547
Boardwalk (REIT)	579	20,793
Bombardier, Inc. Class B (sub. vtg.) (a)	84,898	262,506
Bonavista Energy Corp.	5,185	6,381
Bonterra Energy Corp.	213	2,621
Boralex, Inc. Class A	3,344	59,772
Brookfield Asset Management, Inc. Class A	34,128	1,352,680
BRP, Inc.	2,924	118,285
CAE, Inc.	12,968	245,129
Cameco Corp.	16,019	168,680
Canaccord Capital, Inc.	4,468	21,123
Canacol Energy Ltd. (a)	1,213	4,053
Canada Goose Holdings, Inc. (a)	2,145	79,622
Canadian (REIT)	2,006	78,899
Canadian Apartment Properties (REIT) unit	9,483	273,570
Canadian Energy Services & Technology Corp.	8,231	40,323
Canadian Imperial Bank of Commerce	17,531	1,526,922
Canadian National Railway Co.	30,905	2,387,047
Canadian Natural Resources Ltd.	45,840	1,653,732
Canadian Pacific Railway Ltd.	5,928	1,081,671
Canadian Tire Ltd. Class A (non-vtg.)	2,580	351,609
Canadian Utilities Ltd. Class A (non-vtg.)	4,983	126,908
Canadian Western Bank, Edmonton	2,948	78,226
Canfor Corp. (a)	2,588	59,442
Canfor Pulp Products, Inc.	673	9,461
Capital Power Corp.	3,929	74,605
Cara Operations Ltd.	231	4,807
Cardinal Energy Ltd.	630	2,542
Cascades, Inc.	4,191	39,986
CCL Industries, Inc. Class B	5,765	279,640
Celestica, Inc. (sub. vtg.) (a)	5,518	63,520
Cenovus Energy, Inc.	44,207	442,776
Centerra Gold, Inc. (a)	7,619	46,523
CGI Group, Inc. Class A (sub. vtg.) (a)	10,296	596,614
China Gold International Resources Corp. Ltd. (a)	4,402	8,948
Choice Properties REIT	383	3,410
CI Financial Corp.	12,048	253,543
Cineplex, Inc.	2,471	57,755
Clearwater Seafoods, Inc.	190	783
Cogeco Communications, Inc.	956	50,937
Cogeco, Inc. (sub. vtg.)	155	7,943
Colliers International Group, Inc.	1,875	127,356
Cominar (REIT)	7,491	73,104
Computer Modelling Group Ltd.	610	4,485
Constellation Software, Inc.	871	622,498
Corby Spirit and Wine Ltd.	368	5,701
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	42,519
Cott Corp.	7,684	109,878
Crescent Point Energy Corp.	23,086	202,280
Crew Energy, Inc. (a)	814	1,655
Crombie (REIT)	448	4,337
CT Real Estate Investment Trust	401	4,091
Descartes Systems Group, Inc. (Canada) (a)	5,666	167,471
Detour Gold Corp. (a)	10,912	78,869
Dirtt Environmental Solutions Ltd. (a)	675	2,960
Dollarama, Inc.	4,355	501,319
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	26,908
Dream Global REIT	18,523	197,500
Dream Industrial (REIT)	1,039	8,149
Dream Office (REIT)	386	7,149
DREAM Unlimited Corp. (a)	489	3,645
ECN Capital Corp.	29,196	77,313
Eldorado Gold Corp. (a)	19,961	18,967
Element Financial Corp.	15,624	59,018
Emera, Inc.	4,895	152,460
Empire Co. Ltd. Class A (non-vtg.)	9,793	189,384
Enbridge Income Fund Holdings, Inc.	9,847	210,599
Enbridge, Inc.	68,970	2,089,056
Encana Corp.	42,037	523,519
Endeavour Silver Corp. (a)	544	1,632
EnerCare, Inc.	13,325	180,164
Enerflex Ltd.	7,164	87,545
Enerplus Corp.	14,196	164,742
Enghouse Systems Ltd.	2,178	112,942
Ensign Energy Services, Inc.	1,901	9,106
Entertainment One Ltd.	24,559	92,573
Equitable Group, Inc.	333	15,022
Evertz Technologies Ltd.	415	5,734
Exco Technologies Ltd.	580	4,404
Extendicare, Inc.	834	5,411
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,169	647,191
Fiera Capital Corp.	751	6,621
Finning International, Inc.	9,929	250,477
First Capital Realty, Inc.	4,091	63,948
First Majestic Silver Corp. (a)	8,355	54,271
First National Financial Corp.	813	16,812
First Quantum Minerals Ltd.	29,225	421,093
FirstService Corp.	3,415	239,378
Fortis, Inc.	16,029	538,066
Fortuna Mines, Inc. (a)	8,792	49,919
Franco-Nevada Corp.	7,627	540,980
Freehold Royalties Ltd.	4,398	44,564
Genworth MI Canada, Inc.	1,217	39,336
George Weston Ltd.	1,834	150,254
Gibson Energy, Inc.	4,417	57,004
Gildan Activewear, Inc.	10,339	301,163
Gluskin Sheff + Associates, Inc.	432	5,225
Goldcorp, Inc.	36,490	484,279
Granite Real Estate Investment Trust	188	7,396
Great Canadian Gaming Corp. (a)	1,984	56,617
Great-West Lifeco, Inc.	9,915	264,333
Guyana Goldfields, Inc. (a)	10,438	40,485
H&R REIT/H&R Finance Trust	4,454	71,530
High Liner Foods, Inc.	110	942
Home Capital Group, Inc. (a)	1,485	16,643
HudBay Minerals, Inc.	11,872	82,941
Hudson's Bay Co.	1,594	11,273
Husky Energy, Inc.	17,491	244,666
Hydro One Ltd. (c)	10,509	166,890
IAMGOLD Corp. (a)	21,764	118,995
IGM Financial, Inc.	5,756	176,677
Imperial Oil Ltd.	13,483	419,312
Industrial Alliance Insurance and Financial Services, Inc.	6,736	282,934
Innergex Renewable Energy, Inc.	6,435	67,861
Intact Financial Corp.	6,394	487,537
Inter Pipeline Ltd.	17,242	310,878
Interfor Corp. (a)	5,374	100,494
InterRent REIT	1,343	10,523
Intertape Polymer Group, Inc.	4,330	67,279
Ivanhoe Mines Ltd. (a)	28,271	58,350
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,487	47,631
Just Energy Group, Inc.	1,772	7,411
Kelt Exploration Ltd. (a)	2,389	15,109
Keyera Corp.	10,062	270,917
Killam Apartment (REIT)	785	8,670
Kinaxis, Inc. (a)	620	40,075
Kinder Morgan Canada Ltd. (c)	7,909	102,070
Kinross Gold Corp. (a)	54,091	209,379
Kirkland Lake Gold Ltd.	7,412	129,311
Klondex Mines Ltd. (a)	5,562	13,602
Knight Therapeutics, Inc. (a)	1,049	6,422
Labrador Iron Ore Royalty Corp.	2,030	34,546
Laurentian Bank of Canada	1,297	49,811
Linamar Corp.	2,097	117,512
Loblaw Companies Ltd.	8,494	431,994
Lucara Diamond Corp.	4,561	7,211
Lundin Mining Corp.	25,474	168,643
MAG Silver Corp. (a)	6,403	71,164
Magellan Aerospace Corp.	282	4,252
Magna International, Inc. Class A (sub. vtg.)	13,784	814,082
Major Drilling Group International, Inc. (a)	567	2,835
Manulife Financial Corp.	79,837	1,506,640
Maple Leaf Foods, Inc.	2,809	67,712
Martinrea International, Inc.	4,456	53,169
Maxar Technologies Ltd.	2,588	117,110
Medical Facilities Corp.	378	4,154
MEG Energy Corp. (a)	6,819	35,265
Methanex Corp.	3,684	222,053
Metro, Inc. Class A (sub. vtg.)	9,128	289,633
Morguard (REIT)	354	3,670
Morneau Shephell, Inc.	611	12,073
MTY Food Group, Inc.	2,830	101,611
Mullen Group Ltd.	2,476	28,059
National Bank of Canada	13,171	625,544
Nevsun Resources Ltd.	11,969	33,373
New Flyer Industries, Inc.	2,635	121,022
New Gold, Inc. (a)	29,054	68,112
NexGen Energy Ltd. (a)(b)	8,877	17,699
Norbord, Inc.	2,053	84,777
North West Co., Inc.	777	16,709
Northland Power, Inc.	5,551	100,086
Northview Apartmemt (REIT)	252	5,007
Northwest Healthcare Properties REIT	930	8,112
Novagold Resources, Inc. (a)	7,992	38,343
Nutrien Ltd.	26,918	1,225,404
NuVista Energy Ltd. (a)	14,019	92,044
OceanaGold Corp.	30,416	81,965
Onex Corp. (sub. vtg.)	3,658	270,942
Open Text Corp.	10,880	384,120
Osisko Gold Royalties Ltd.	3,247	31,687
Osisko Mining, Inc. (a)	4,512	9,348
Painted Pony Petroleum Ltd. (a)	562	1,226
Pan American Silver Corp.	10,160	163,779
Paramount Resources Ltd. Class A (a)	2,068	29,523
Parex Resources, Inc. (a)	5,333	91,753
Parkland Fuel Corp.	8,546	198,416
Pason Systems, Inc.	1,092	15,266
Pembina Pipeline Corp.	21,238	676,367
Pengrowth Energy Corp. (a)	11,159	9,995
Peyto Exploration & Development Corp.	6,397	60,485
Power Corp. of Canada (sub. vtg.)	13,583	322,768
Power Financial Corp.	9,669	250,847
PrairieSky Royalty Ltd.	7,732	171,448
Precision Drilling Corp. (a)	18,987	67,729
Premier Gold Mines Ltd. (a)	3,779	8,006
Premium Brands Holdings Corp.	1,621	152,271
Pretium Resources, Inc. (a)	7,604	51,169
ProMetic Life Sciences, Inc. (a)	22,496	13,842
Pure Industrial Real Estate Trust	9,413	59,237
Quebecor, Inc. Class B (sub. vtg.)	4,672	87,112
Raging River Exploration, Inc. (a)	16,199	90,082
Restaurant Brands International, Inc.	9,266	504,237
RioCan (REIT)	6,181	112,408
Ritchie Brothers Auctioneers, Inc.	4,917	160,690
Rogers Communications, Inc. Class B (non-vtg.)	15,293	721,920
Rogers Sugar, Inc.	1,976	9,234
Royal Bank of Canada	60,021	4,564,391
Russel Metals, Inc.	5,998	136,315
Sandstorm Gold Ltd. (a)	11,208	51,852
Saputo, Inc.	8,516	276,118
Seabridge Gold, Inc. (a)	1,636	17,096
Secure Energy Services, Inc.	12,279	77,273
SEMAFO, Inc. (a)	9,283	28,776
Seven Generations Energy Ltd. (a)	10,372	147,993
Shaw Communications, Inc. Class B	19,214	394,920
ShawCor Ltd. Class A	2,890	55,912
Shopify, Inc. Class A (a)	3,591	481,084
Sienna Senior Living, Inc.	823	11,179
Sierra Wireless, Inc. (a)	582	10,081
Silvercorp Metals, Inc.	5,014	13,668
Sleep Country Canada Holdings, Inc.	1,260	34,602
Smart (REIT)	798	17,900
SNC-Lavalin Group, Inc.	7,491	328,415
Spartan Energy Corp. (a)	8,124	40,242
Spin Master Corp. (a)(c)	1,979	74,030
Sprott, Inc.	1,346	3,564
Ssr Mining, Inc. (a)	3,389	34,710
Stantec, Inc.	6,406	163,000
Stella-Jones, Inc.	1,695	61,426
Stornoway Diamond Corp. (a)	2,225	1,005
Student Transportation, Inc.	1,856	13,877
Sun Life Financial, Inc.	25,181	1,039,443
Suncor Energy, Inc.	68,592	2,623,052
Superior Plus Corp.	5,946	57,610
Surge Energy, Inc.	1,678	3,124
Tahoe Resources, Inc.	17,454	87,953
Teck Resources Ltd. Class B (sub. vtg.)	24,545	616,134
TELUS Corp.	8,823	315,758
The Stars Group, Inc. (a)	6,214	193,300
The Toronto-Dominion Bank	76,597	4,301,888
Thomson Reuters Corp.	11,756	472,730
Timbercreek Financial Corp.	3,121	22,290
TMAC Resources, Inc. (a)	1,050	6,158
TMX Group Ltd.	3,213	193,788
TORC Oil & Gas Ltd.	5,379	30,499
Torex Gold Resources, Inc. (a)	4,469	45,945
Toromont Industries Ltd.	3,132	137,165
Total Energy Services, Inc.	409	4,339
Tourmaline Oil Corp.	10,122	190,386
TransAlta Corp.	7,976	41,994
TransAlta Renewables, Inc.	1,995	17,807
TransCanada Corp.	36,426	1,544,477
Transcontinental, Inc. Class A	5,842	123,033
TransForce, Inc.	3,468	100,398
Trican Well Service Ltd. (a)	9,711	25,867
Tricon Capital Group, Inc.	5,224	40,931
Trinidad Drilling Ltd. (a)	1,286	1,863
Turquoise Hill Resources Ltd. (a)	46,551	137,773
Uni-Select, Inc.	1,404	21,728
Uranium Participation Corp. (a)	1,297	3,919
Valeant Pharmaceuticals International, Inc. (Canada) (a)	13,429	242,662
Valener, Inc.	416	6,522
Vermilion Energy, Inc.	4,041	136,594
Wajax Corp.	186	3,428
West Fraser Timber Co. Ltd.	2,950	199,822
Western Forest Products, Inc.	16,341	35,254
WestJet Airlines Ltd.	1,117	19,879
Westshore Terminals Investment Corp.	1,607	27,748
Wheaton Precious Metals Corp.	20,558	426,707
Whitecap Resources, Inc.	25,516	184,819
Winpak Ltd.	1,133	42,057
WSP Global, Inc.	5,087	251,864
Yamana Gold, Inc.	40,697	116,961

TOTAL CANADA		67,061,683

Cayman Islands - 4.3%
21Vianet Group, Inc. ADR (a)	4,992	26,308
3SBio, Inc. (c)	57,000	122,474
500.com Ltd. sponsored ADR Class A (a)	1,268	23,141
51job, Inc. sponsored ADR (a)	961	79,321
58.com, Inc. ADR (a)	3,951	345,278
AAC Technology Holdings, Inc.	31,500	452,112
Agile Property Holdings Ltd.	72,000	142,027
Airtac International Group	7,134	123,566
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	48,306	8,624,553
Anta Sports Products Ltd.	49,000	279,604
ASM Pacific Technology Ltd.	11,200	153,477
Autohome, Inc. ADR Class A	2,270	221,439
Baidu.com, Inc. sponsored ADR (a)	11,554	2,898,899
Baozun, Inc. sponsored ADR (a)(b)	1,340	61,627
Biostime International Holdings Ltd. (a)	10,500	75,415
Bitauto Holdings Ltd. ADR (a)(b)	1,372	29,045
BizLink Holding, Inc.	3,062	22,571
Car, Inc. (a)	83,000	79,146
Casetek Holdings	1,187	2,899
Chailease Holding Co. Ltd.	58,000	211,251
Changyou.com Ltd. (A Shares) ADR (b)	517	9,839
Chaowei Power Holdings Ltd.	47,000	26,246
Cheetah Mobile, Inc. ADR (a)(b)	1,994	26,740
Cheung Kong Property Holdings Ltd.	110,000	949,626
China All Access Holdings Ltd.	8,000	2,075
China Aoyuan Property Group Ltd.	39,000	31,331
China Conch Venture Holdings Ltd.	81,000	251,469
China Dongxiang Group Co. Ltd.	229,000	41,917
China First Capital Group Ltd. (a)	194,000	177,127
China Goldjoy Group Ltd.	248,000	16,265
China Harmony New Energy Auto (a)	27,000	15,186
China High Speed Transmission Equipment Group Co. Ltd.	22,000	32,044
China Huishan Dairy Holdings Co. Ltd. (a)(d)	51,000	1,365
China Investment Fund International Holdings Co. Ltd. (a)	48,000	50,354
China Liansu Group Holdings Ltd.	63,000	48,556
China LNG Group Ltd. (a)	60,000	8,401
China Logistics Property Holdings Co. Ltd. (a)	109,000	38,555
China Maple Leaf Educational Systems Ltd.	18,000	24,942
China Medical System Holdings Ltd.	53,000	129,785
China Mengniu Dairy Co. Ltd.	113,000	364,288
China Modern Dairy Holdings Ltd. (a)	65,000	11,024
China Regenerative Medicine International Ltd. (a)	75,000	1,423
China Resources Land Ltd.	122,000	458,199
China Resources Phoenix Health	29,500	38,558
China SCE Property Holdings Ltd.	114,000	57,207
China Shengmu Organic Milk Ltd. (a)(c)	136,000	15,851
China State Construction International Holdings Ltd.	69,750	90,714
China Wireless Technologies Ltd. (a)(d)	8,000	734
China ZhengTong Auto Services Holdings Ltd.	68,000	54,987
ChinaSoft International Ltd.	88,000	64,672
Chong Sing Holdings Fintech Group (a)	556,000	72,737
CIFI Holdings Group Co. Ltd.	150,000	118,117
Cimc Enric Holdings Ltd.	12,000	12,413
CK Hutchison Holdings Ltd.	113,500	1,342,121
COFCO Meat Holdings Ltd. (a)	92,000	14,253
Cogobuy Group (c)	5,000	2,418
Country Garden Holdings Co. Ltd.	223,000	454,712
CT Environmental Group Ltd.	26,000	3,956
Ctrip.com International Ltd. ADR (a)	16,727	684,134
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,653
Endeavour Mining Corp. (a)	3,650	62,286
ENN Energy Holdings Ltd.	32,000	299,249
Evergrande Real Estate Group Ltd. (a)	138,190	437,727
Fang Holdings Ltd. ADR (a)(b)	8,426	42,130
Far East Consortium International Ltd.	91,242	52,107
FIH Mobile Ltd.	298,000	51,090
Freeman Fintech Corp. Ltd. (a)	320,000	47,466
Fu Shou Yuan International Group Ltd. (c)	18,000	17,170
Fufeng Group Ltd.	43,000	23,962
Fullshare Holdings Ltd.	287,500	156,772
Future Land Development Holding Ltd.	84,000	69,558
GCL-Poly Energy Holdings Ltd. (a)	629,000	77,804
GDS Holdings Ltd. ADR (a)(b)	3,443	100,432
Geely Automobile Holdings Ltd.	210,000	552,307
General Interface Solution Holding Ltd.	5,000	29,877
Genscript Biotech Corp.	30,000	100,006
Ginko International Co. Ltd.	1,000	8,386
Glorious Property Holdings Ltd. (a)	16,000	1,296
Golden Eagle Retail Group Ltd. (H Shares)	5,000	5,744
Goodbaby International Holdings Ltd.	56,000	35,545
Gourmet Master Co. Ltd.	5,100	58,660
Greatview Aseptic Pack Co. Ltd.	75,000	49,707
Greentown China Holdings Ltd.	24,500	32,287
Haitian International Holdings Ltd.	21,000	55,887
HC International, Inc.	4,000	2,696
Hengan International Group Co. Ltd.	28,500	253,460
HKBN Ltd.	65,000	91,009
Hopewell Highway Infrastructure Ltd.	21,500	13,085
Huayi Tencent Entertainment Co. Ltd. (a)	440,000	25,310
Hutchison China Meditech Ltd. (a)	1,043	68,876
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	27,935
IGG, Inc.	36,000	54,140
iKang Healthcare Group, Inc. sponsored ADR (a)	4,529	90,263
Imax China Holding, Inc. (c)	1,700	5,642
JD.com, Inc. sponsored ADR (a)	27,383	999,753
Jiayuan International Group Ltd.	76,000	141,018
JinkoSolar Holdings Co. Ltd. ADR (a)	1,902	34,959
Kaisa Group Holdings Ltd. (a)	90,000	48,077
Kingboard Chemical Holdings Ltd.	30,500	124,083
Kingboard Laminates Holdings Ltd.	66,500	88,637
Kingdee International Software Group Co. Ltd.	102,000	99,017
Kingsoft Corp. Ltd.	45,000	133,622
KWG Property Holding Ltd.	53,123	71,559
Lee & Man Paper Manufacturing Ltd.	50,000	55,074
Leyou Technologies Holdings Ltd. (a)	95,000	24,282
Li Ning Co. Ltd. (a)	53,000	59,676
Lifetech Scientific Corp. (a)	140,000	42,593
Lijun International Pharmaceutical Holding Ltd.	108,000	109,127
Longfor Properties Co. Ltd.	59,500	177,949
Lonking Holdings Ltd.	89,000	40,444
Macau Legend Development Ltd. (a)(c)	9,000	1,427
Meitu, Inc. (a)(c)	40,500	42,710
Melco Crown Entertainment Ltd. sponsored ADR	9,944	310,352
MGM China Holdings Ltd.	51,600	141,506
Minth Group Ltd.	34,000	161,436
Momo, Inc. ADR (a)	4,480	156,352
NetDragon WebSoft, Inc.	4,500	10,846
NetEase, Inc. ADR	3,317	852,701
New Oriental Education & Technology Group, Inc. sponsored ADR	5,812	522,150
Nexteer Auto Group Ltd.	29,000	44,619
Noah Holdings Ltd. sponsored ADR (a)(b)	1,318	68,101
OP Financial Investments Ltd.	112,000	44,684
Pacific Textile Holdings Ltd.	56,000	51,230
Parade Technologies Ltd.	5,000	77,287
Phoenix Group Holdings	18,592	201,437
Powerlong Real Estate Holding Ltd.	90,000	46,408
Q Technology (Group) Co. Ltd.	11,000	13,393
Regina Miracle International Holdings Ltd.	2,000	1,716
Renhe Commercial Holdings Co. Ltd. (a)	966,000	19,480
Ronshine China Holdings Ltd. (a)	39,000	57,851
Sands China Ltd.	97,200	561,756
Semiconductor Manufacturing International Corp. (a)	110,100	141,599
Shenzhou International Group Holdings Ltd.	32,000	349,320
Shimao Property Holdings Ltd.	55,500	146,801
Shui On Land Ltd.	152,000	40,928
Silergy Corp.	4,000	83,500
SINA Corp. (a)	2,383	227,672
Sino Biopharmaceutical Ltd.	184,000	387,469
SITC International Holdings Co. Ltd.	52,000	55,403
SOHO China Ltd.	96,500	49,551
Sunac China Holdings Ltd.	102,000	433,268
Sunny Optical Technology Group Co. Ltd.	30,100	491,161
TAL Education Group ADR	13,499	491,634
Tarena International, Inc. ADR (b)	541	5,470
Tencent Holdings Ltd.	238,725	11,736,401
Texhong Textile Group Ltd.	1,500	2,090
The United Laboratories International Holdings Ltd. (a)	40,000	43,394
Tianneng Power International Ltd.	12,000	17,315
Tibet Water Resources Ltd. (a)	157,000	67,619
Tingyi (Cayman Islands) Holding Corp.	78,000	146,843
Tongda Group Holdings Ltd.	100,000	22,148
Towngas China Co. Ltd.	81,421	72,559
TPK Holding Co. Ltd. (a)	9,000	19,595
Truly International Holdings Ltd.	70,000	15,906
Tuniu Corp. Class A sponsored ADR (a)(b)	220	1,364
Value Partners Group Ltd.	32,000	30,269
Vinda International Holdings Ltd.	26,000	44,947
Vipshop Holdings Ltd. ADR (a)	16,334	252,850
Vision Fame International Holding Ltd. (a)	10,000	283
Want Want China Holdings Ltd.	213,000	188,222
Weibo Corp. sponsored ADR (a)(b)	2,071	237,171
WH Group Ltd. (c)	377,500	390,817
Wharf Real Estate Investment Co. Ltd.	47,000	352,394
Wynn Macau Ltd.	62,800	232,069
Xingda International Holdings Ltd.	12,674	4,527
Xinyi Glass Holdings Ltd.	86,000	123,634
Xinyi Solar Holdings Ltd.	149,200	67,983
XTEP International Holdings Ltd.	46,500	27,015
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,717
Yihai International Holding Ltd.	25,000	34,151
Yirendai Ltd. sponsored ADR (b)	475	16,753
Yuzhou Properties Co.	59,000	42,918
YY, Inc. ADR (a)	1,989	191,720
Zhen Ding Technology Holding Ltd.	47,000	102,089
Zhongsheng Group Holdings Ltd. Class H	41,000	117,534
Zhou Hei Ya International Holdings Co. Ltd.	27,000	23,712

TOTAL CAYMAN ISLANDS		45,891,115

Chile - 0.3%
AES Gener SA	171,111	47,983
Aguas Andinas SA	126,713	84,286
Banco de Chile	854,252	141,127
Banco de Credito e Inversiones	1,714	129,729
Banco Santander Chile	3,040,447	253,800
CAP SA	1,737	20,135
Cencosud SA	55,231	164,236
Colbun SA	367,700	91,421
Compania Cervecerias Unidas SA	5,132	71,091
Compania de Petroleos de Chile SA (COPEC)	15,088	245,989
Compania Sud Americana de Vapores SA (a)	953,281	42,678
CorpBanca SA	5,823,430	59,529
E-CL SA	28,960	62,490
Empresa Nacional de Electricidad SA	128,609	102,219
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,797	92,022
Empresas CMPC SA	52,472	215,411
Enel Chile SA	1,008,736	125,007
Enersis SA	1,077,071	245,842
Forus SA	3,734	14,002
Inversiones Aguas Metropolitanas SA	6,282	11,840
Inversiones La Construccion SA	1,901	37,657
LATAM Airlines Group SA	14,348	220,100
Parque Arauco SA	28,812	89,908
Ripley Corp. SA	21,855	23,695
S.A.C.I. Falabella	29,148	282,707
Salfacorp SA	18,503	35,446
Sonda SA	38,859	71,590
Vina Concha y Toro SA	11,812	26,961

TOTAL CHILE		3,008,901

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	1,070,000	603,279
Air China Ltd. (H Shares)	86,000	113,374
Aluminum Corp. of China Ltd. (H Shares) (a)	144,000	81,329
Anhui Conch Cement Co. Ltd. (H Shares)	50,500	315,195
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,479
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	83,226
Bank Communications Co. Ltd. (H Shares)	379,000	310,130
Bank of China Ltd. (H Shares)	3,304,000	1,793,514
Beijing Capital International Airport Co. Ltd. (H Shares)	70,000	95,338
Beijing Capital Land Ltd. (H Shares)	74,000	39,410
BYD Co. Ltd. (H Shares)	27,000	188,759
CGN Power Co. Ltd. (H Shares) (c)	347,000	94,628
China BlueChemical Ltd. (H Shares)	28,000	7,359
China Cinda Asset Management Co. Ltd. (H Shares)	452,000	161,322
China CITIC Bank Corp. Ltd. (H Shares)	376,000	268,783
China Communications Construction Co. Ltd. (H Shares)	174,000	200,479
China Communications Services Corp. Ltd. (H Shares)	142,000	89,150
China Construction Bank Corp. (H Shares)	3,515,000	3,682,522
China Everbright Bank Co. Ltd. (H Shares)	119,000	59,469
China Galaxy Securities Co. Ltd. (H Shares)	145,000	95,241
China Huarong Asset Management Co. Ltd.	456,000	157,050
China Life Insurance Co. Ltd. (H Shares)	307,000	870,640
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	158,137
China Merchants Bank Co. Ltd. (H Shares)	161,000	702,024
China Minsheng Banking Corp. Ltd. (H Shares)	230,000	215,234
China Molybdenum Co. Ltd. (H Shares)	168,000	126,247
China National Building Materials Co. Ltd. (H Shares)	173,350	202,524
China Oilfield Services Ltd. (H Shares)	86,000	85,802
China Pacific Insurance (Group) Co. Ltd. (H Shares)	111,400	491,572
China Petroleum & Chemical Corp. (H Shares)	1,062,000	1,034,239
China Railway Construction Corp. Ltd. (H Shares)	116,500	137,963
China Railway Group Ltd. (H Shares)	168,000	134,657
China Shenhua Energy Co. Ltd. (H Shares)	145,000	355,664
China Southern Airlines Ltd. (H Shares)	108,000	116,290
China Telecom Corp. Ltd. (H Shares)	530,000	256,908
China Vanke Co. Ltd. (H Shares)	48,900	202,096
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	78,792
CITIC Securities Co. Ltd. (H Shares)	96,500	235,241
CRRC Corp. Ltd. (H Shares)	166,000	146,724
Dongfeng Motor Group Co. Ltd. (H Shares)	132,000	145,970
Fuyao Glass Industries Group Co. Ltd.	36,000	123,735
GF Securities Co. Ltd. (H Shares)	55,400	97,537
Great Wall Motor Co. Ltd. (H Shares)	130,000	134,836
Guangdong Kelon Electrical Holdings Ltd. Series H	9,000	9,140
Guangzhou Automobile Group Co. Ltd. (H Shares)	94,000	172,181
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,400	96,055
Haitong Securities Co. Ltd. (H Shares)	277,600	379,038
Huadian Fuxin Energy Corp. Ltd. (H Shares)	292,000	82,866
Huaneng Power International, Inc. (H Shares)	254,000	167,869
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	82,603
Huatai Securities Co. Ltd. (H Shares) (c)	71,800	145,437
Industrial & Commercial Bank of China Ltd. (H Shares)	3,081,000	2,704,753
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	14,904
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	76,783
Jiangxi Copper Co. Ltd. (H Shares)	42,000	59,711
Livzon Pharmaceutical Group, Inc. Class H	9,050	65,187
Luoyang Glass Co. Ltd. Class H (a)	4,000	1,941
New China Life Insurance Co. Ltd. (H Shares)	35,100	163,650
People's Insurance Co. of China Group (H Shares)	321,000	151,122
PetroChina Co. Ltd. (H Shares)	856,000	630,760
PICC Property & Casualty Co. Ltd. (H Shares)	190,000	340,132
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	217,500	2,125,279
Qingdao Port International Co. Ltd. (c)	84,000	69,012
Shandong Chenming Paper Holdings Ltd. (H Shares)	36,500	55,422
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	160,000	98,326
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	23,962
Shanghai Environment Group Co. Ltd.	239	671
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	21,500	116,623
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	15,848
Shanghai Pharma Holding Co. Ltd. (H Shares)	53,000	144,673
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,004
Shenzhen Expressway Co. (H Shares)	18,000	18,266
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,381
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	155,378
Sinopharm Group Co. Ltd. (H Shares)	52,000	219,270
Sinotrans Ltd. (H Shares)	123,000	70,474
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	65,909
TravelSky Technology Ltd. (H Shares)	43,000	125,604
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	124,258
Weichai Power Co. Ltd. (H Shares)	82,000	94,927
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,561
Yangtze Optical Fibre and Cable Co. Ltd.	9,000	38,102
Yanzhou Coal Mining Co. Ltd. (H Shares)	84,000	105,111
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	7,600	36,090
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	9,394
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	84,207
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	25,400	134,668
Zijin Mng Group Co. Ltd. (H Shares)	366,000	166,017
ZTE Corp. (H Shares) (d)	22,800	51,521

TOTAL CHINA		23,990,958

Colombia - 0.1%
Almacenes Exito SA	14,313	86,420
Bancolombia SA	21,565	254,884
Cementos Argos SA	27,656	97,767
Corporacion Financiera Colombiana SA	2,051	17,641
Ecopetrol SA	192,597	212,553
Grupo de Inversiones Suramerica SA (a)	7,349	101,982
Interconexion Electrica SA ESP	14,282	73,623
Inversiones Argos SA	10,667	75,950

TOTAL COLOMBIA		920,820

Curacao - 0.0%
Sapiens International Corp. NV	128	1,143
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	7,957	203,481
Komercni Banka A/S	5,475	236,364
MONETA Money Bank A/S (c)	21,525	77,490
Philip Morris CR A/S	3	2,299
Telefonica Czech Rep A/S	636	8,702

TOTAL CZECH REPUBLIC		528,336

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	214	328,300
Series B	221	356,626
ALK-Abello A/S (a)	637	80,945
Alm. Brand A/S	2,452	25,992
Ambu A/S Series B	6,030	140,348
Bang & Olufsen A/S Series B (a)	1,191	29,497
Bavarian Nordic A/S (a)	2,538	69,706
Carlsberg A/S Series B	4,692	525,803
Christian Hansen Holding A/S	4,169	379,215
Coloplast A/S Series B	4,966	420,688
Dampskibsselskabet NORDEN A/S (a)	849	15,563
Danske Bank A/S	30,954	1,080,683
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	70,249
DONG Energy A/S (c)	7,692	507,547
DSV de Sammensluttede Vognmaend A/S	7,627	606,110
FLSmidth & Co. A/S	2,145	132,948
Genmab A/S (a)	2,494	506,100
GN Store Nord A/S	5,940	209,306
H Lundbeck A/S	2,649	154,139
ISS Holdings A/S	6,143	215,065
Jyske Bank A/S (Reg.)	3,590	215,818
Matas A/S	555	6,405
Nilfisk Holding A/S (a)	895	43,954
NKT Holding A/S (a)	895	26,735
NNIT A/S (c)	144	4,000
Novo Nordisk A/S Series B	78,210	3,678,056
Novozymes A/S Series B	9,048	425,372
Pandora A/S	4,577	509,949
Per Aarsleff Holding A/S	597	22,401
Rockwool International A/S Series B	434	131,121
Royal Unibrew A/S	3,095	205,675
Scandinavian Tobacco Group A/S (c)	2,074	34,692
Schouw & Co.	239	23,572
SimCorp A/S	1,584	115,327
Solar Holding A/S	506	32,641
Spar Nord Bank A/S	3,353	38,423
Sydbank A/S	2,122	78,693
Topdanmark A/S	1,843	86,987
Tryg A/S	8,891	211,117
Vestas Wind Systems A/S	9,045	585,138
William Demant Holding A/S (a)	4,491	175,572
Zealand Pharma A/S (a)	117	1,767

TOTAL DENMARK		12,508,245

Egypt - 0.0%
Commercial International Bank SAE	46,651	249,043
Commercial International Bank SAE sponsored GDR	4,042	20,735
EFG-Hermes Holding SAE	38,721	56,585
Global Telecom Holding (a)	150,711	43,280
Talaat Moustafa Group Holding	60,089	45,777

TOTAL EGYPT		415,420

Faroe Islands - 0.0%
Bakkafrost	2,420	139,065
Finland - 0.8%
Amer Group PLC (A Shares)	4,498	137,967
Atria PLC	200	2,855
Cargotec Corp. (B Shares)	2,064	105,482
Caverion Corp. (a)	2,301	19,270
Citycon Oyj	28,504	65,366
Cramo Oyj (B Shares)	1,158	27,241
DNA Oyj	2,836	66,509
Elisa Corp. (A Shares)	6,492	287,875
F-Secure Oyj	5,468	24,465
Finnair Oyj	1,883	25,763
Fortum Corp.	17,779	410,290
Huhtamaki Oyj	3,964	161,990
KCI Konecranes Oyj	4,614	189,332
Kemira Oyj	7,197	96,645
Kesko Oyj	2,307	135,675
Kone Oyj (B Shares)	13,885	691,828
M-real OYJ (B Shares)	8,512	95,698
Metso Corp.	5,962	213,039
Neste Oyj	5,200	438,938
Nokia Corp.	243,468	1,460,861
Nokian Tyres PLC	4,599	184,662
Oriola-KD Oyj	973	3,284
Orion Oyj (B Shares)	4,494	136,651
Outokumpu Oyj (A Shares)	13,806	89,696
Outotec Oyj (a)	8,111	74,108
Ramirent Oyj	2,531	22,098
Sampo Oyj (A Shares)	17,922	968,507
Sanoma Corp.	1,800	20,085
Stora Enso Oyj (R Shares)	21,110	418,968
Technopolis PLC	6,225	29,205
TietoEnator Oyj	1,630	58,540
Tikkurila Oyj	2,101	38,007
UPM-Kymmene Corp.	21,513	771,060
Uponor Oyj	2,335	40,858
Valmet Corp.	7,960	151,493
Wartsila Corp.	17,985	383,335
YIT-Yhtyma OY	8,356	56,306

TOTAL FINLAND		8,103,952

France - 6.4%
Accor SA	7,293	412,785
Aeroports de Paris	1,217	268,064
Air France KLM (Reg.) (a)	8,456	82,872
Air Liquide SA	17,629	2,291,354
Albioma	2,463	60,974
ALD SA (c)	4,158	70,397
Alstom SA	6,680	304,198
Altamir	3,837	64,592
ALTEN	1,609	159,911
Altran Technologies SA	12,815	198,085
Amundi SA (c)	2,337	198,906
Arkema SA	2,957	387,440
Atos Origin SA	3,787	511,739
AXA SA	80,882	2,313,117
Beneteau SA	896	20,299
BIC SA	1,184	120,746
bioMerieux SA	1,517	120,175
BNP Paribas SA	46,485	3,591,536
Boiron SA	91	8,121
Bollore SA	34,121	169,680
Bollore SA (a)	114	563
Bonduelle SCA	885	39,436
Bourbon Corp. (FR)	123	772
Bouygues SA	9,337	476,384
Bureau Veritas SA	11,443	299,172
Capgemini SA	6,828	939,986
Carbone Lorraine	628	29,577
Carrefour SA	23,978	493,263
Casino Guichard Perrachon SA	3,166	164,247
Cellectis SA (a)	1,245	36,047
CNP Assurances	7,161	183,676
Coface SA	2,815	35,762
Compagnie de St. Gobain	20,085	1,054,956
Compagnie Plastic Omnium	2,073	99,734
Credit Agricole SA	46,555	766,557
Danone SA	24,401	1,976,623
Dassault Aviation SA	104	207,852
Dassault Systemes SA	5,277	683,451
DBV Technologies SA (a)	575	25,603
Derichebourg	8,793	77,886
Devoteam SA	336	35,869
Direct Energie	171	8,735
Edenred SA	9,360	322,139
EDF SA	23,605	332,088
Eiffage SA	3,187	379,859
Elior SA	4,725	96,601
Elis SA	6,172	147,725
ENGIE	74,770	1,313,752
Eramet SA	371	64,560
Essilor International SA	8,525	1,163,826
Etablissements Maurel & Prom (a)	1,764	10,161
Eurazeo SA	2,191	192,618
Europcar Groupe SA (c)	6,506	75,974
Eutelsat Communications	7,968	172,621
Faurecia SA	3,284	268,878
Fonciere des Regions	1,582	177,001
Fonciere Financiere et Part SA	45	5,445
Gaztransport et Technigaz SA	1,527	94,690
Gecina SA	1,844	319,771
Genfit (a)	2,027	57,523
Groupe Eurotunnel SA	19,928	281,320
Groupe FNAC SA (a)	809	86,948
Guerbet	96	6,086
Hermes International SCA	1,248	807,496
ICADE	1,598	158,914
ID Logistics Group (a)	90	16,042
Iliad SA	1,043	209,018
Imerys SA	1,969	179,759
Industrielle d'Aviation Latecoere SA (a)	2,438	15,839
Ingenico SA	2,349	205,374
Innate Pharma SA (a)	267	2,049
Interparfums SA	946	43,696
Ipsen SA	1,554	252,404
Ipsos SA	1,876	71,362
JCDecaux SA	3,321	118,789
Kaufman & Broad SA	525	27,680
Kering SA	3,157	1,828,424
Klepierre SA	10,054	411,830
Korian	1,340	46,927
L'Oreal SA	10,426	2,503,609
Lagardere S.C.A. (Reg.)	7,139	204,147
Legrand SA	11,810	919,883
LVMH Moet Hennessy - Louis Vuitton SA	11,606	4,039,029
M6 Metropole Television SA	1,456	35,869
Maisons du Monde SA (c)	3,400	138,285
Marie Brizard Wine & Spirits SA (a)	69	666
Mercialys SA	611	11,695
Mgi Coutier SA	398	13,746
Michelin CGDE Series B	7,205	1,014,073
Natixis SA	35,887	295,213
Naturex SA (a)	330	53,559
Neopost SA	1,872	50,548
Nexans SA	1,598	84,504
Nexity	2,123	132,673
Orange SA	81,126	1,474,841
Orpea	2,018	259,168
Pernod Ricard SA	8,628	1,433,157
Peugeot Citroen SA	23,869	588,590
Publicis Groupe SA	8,366	626,372
Rallye SA	2,857	44,644
Remy Cointreau SA	1,397	192,489
Renault SA	8,002	868,143
Rexel SA	13,116	203,530
Rubis	3,651	284,377
Safran SA	13,866	1,626,346
Sanofi SA	47,552	3,759,572
Sartorius Stedim Biotech	1,227	114,686
Schneider Electric SA	23,222	2,111,069
SCOR SE	7,815	317,568
SEB SA	1,105	212,036
Societe Generale Series A	31,712	1,735,559
Sodexo SA	3,702	366,603
Soitec SA (a)	756	61,624
Solocal Group SA (a)	14,049	18,051
Sopra Steria Group	487	104,035
SPIE SA	3,549	80,273
SR Teleperformance SA	2,537	407,163
Suez Environnement SA	16,167	233,498
Tarkett SA	1,239	36,627
Technicolor SA	20,446	33,505
Television Francaise 1 SA	1,024	12,799
Thales SA	4,454	564,758
The Lisi Group	665	24,573
The Vicat Group	748	55,146
Total SA	98,606	6,197,560
Trigano SA	572	108,033
Ubisoft Entertainment SA (a)	3,099	296,103
Unibail-Rodamco	4,202	1,009,285
Valeo SA	9,633	644,923
Vallourec SA (a)	16,137	97,435
Veolia Environnement SA	19,827	470,601
VINCI SA	20,785	2,078,161
Virbac SA (a)	278	43,374
Vivendi SA	43,002	1,136,731
Wendel SA	1,990	300,871
Worldline SA (a)(c)	1,845	93,087

TOTAL FRANCE		68,780,796

Germany - 5.9%
Aareal Bank AG	2,116	105,993
adidas AG	7,907	1,946,938
ADLER Real Estate AG	2,189	40,656
ADVA Optical Networking SE (a)	851	5,878
Aixtron AG (a)	5,391	77,178
Allianz SE	18,127	4,287,469
alstria office REIT-AG	3,893	58,577
Amadeus Fire AG	1,455	159,365
AURELIUS AG	1,111	84,322
Aurubis AG	1,904	170,422
Axel Springer Verlag AG	1,782	146,009
BASF AG	37,876	3,940,751
Bayer AG	34,571	4,131,912
Bayerische Motoren Werke AG (BMW)	13,508	1,508,395
BayWa AG	32	1,119
Bechtle AG	880	74,654
Beiersdorf AG	4,168	472,725
Bertrandt AG	366	40,994
Bilfinger Berger AG	2,584	123,569
Borussia Dortmund GmbH & Co. KGaA	872	5,771
Brenntag AG	7,351	421,838
CANCOM AG	1,324	156,209
Capital Stage AG	315	2,541
Carl Zeiss Meditec AG	1,600	108,781
CENTROTEC Sustainable AG	123	1,976
CeWe Color Holding AG	417	42,753
Comdirect Bank AG	2,144	32,882
Commerzbank AG (a)	46,037	595,415
CompuGroup Medical AG	1,498	78,221
Continental AG	4,414	1,179,073
Covestro AG (c)	6,550	597,663
CTS Eventim AG	2,210	103,656
Daimler AG (Germany)	39,903	3,156,240
Deutsche Bank AG	85,571	1,174,512
Deutsche Beteiligungs AG	642	28,608
Deutsche Borse AG	7,982	1,073,492
Deutsche EuroShop AG	1,688	60,745
Deutsche Lufthansa AG	9,250	269,986
Deutsche Pfandbriefbank AG	4,672	75,827
Deutsche Post AG	39,154	1,699,458
Deutsche Telekom AG	137,115	2,400,009
Deutsche Wohnen AG (Bearer)	14,644	692,155
Deutz AG	4,320	41,943
DIC Asset AG	3,887	47,972
Draegerwerk AG & Co. KGaA	391	24,081
Drillisch AG	2,173	157,709
Duerr AG	954	95,021
E.ON AG	91,459	1,001,455
ElringKlinger AG	491	8,930
Evonik Industries AG	7,741	275,580
Evotec OAI AG (a)	4,936	80,261
Fraport AG Frankfurt Airport Services Worldwide	2,005	194,668
Freenet AG	6,840	217,403
Fresenius Medical Care AG & Co. KGaA	8,605	873,157
Fresenius SE & Co. KGaA	17,195	1,315,235
GEA Group AG	8,720	341,286
Gerresheimer AG	1,290	105,308
Gerry Weber International AG (Bearer)	514	4,910
GFT Technologies AG	96	1,530
Gildemeister AG	444	25,602
Grammer AG	182	11,758
Grenkeleasing AG	1,106	130,689
Hamborner (REIT) AG	941	10,591
Hamburger Hafen und Logistik AG	695	16,760
Hannover Reuck SE	2,582	363,562
Hapag-Lloyd AG (c)	1,740	74,804
HeidelbergCement Finance AG	6,241	612,427
Heidelberger Druckmaschinen AG (a)	8,478	31,615
Henkel AG & Co. KGaA	5,694	679,012
Hochtief AG	848	155,245
Hugo Boss AG	2,714	254,984
Hypoport AG (a)	95	18,356
INDUS Holding AG	2,205	158,168
Infineon Technologies AG	47,672	1,220,676
Innogy SE (c)	5,772	254,624
Isra Vision AG	142	31,449
Jenoptik AG	2,582	94,164
JOST Werke AG (c)	1,747	73,733
K&S AG	7,710	227,272
KION Group AG	2,882	241,185
Kloeckner & Co. AG	1,682	20,515
Koenig & Bauer AG	443	36,431
Krones AG	1,018	130,801
KWS Saat AG	159	57,507
Lanxess AG	4,110	305,537
LEG Immobilien AG	2,424	279,667
LEONI AG	1,042	65,508
Linde AG	4,173	927,486
Linde AG	3,533	762,841
MAN SE	1,147	132,279
Merck KGaA	5,107	500,901
Metro AG	7,672	86,125
Metro Wholesale & Food Specialist AG	8,065	117,018
Morphosys AG (a)	1,288	133,763
MTU Aero Engines Holdings AG	2,120	366,096
Muenchener Rueckversicherungs AG	6,350	1,456,586
Nemetschek Se	881	106,177
Nordex Se (a)	3,712	42,674
NORMA Group AG	1,946	143,232
Open Business Club AG	308	95,775
OSRAM Licht AG	4,788	276,206
Patrizia Immobilien AG	1,942	38,883
Pfeiffer Vacuum Technology AG	438	64,847
ProSiebenSat.1 Media AG	9,268	336,225
Rational AG	109	68,381
Rheinmetall AG	1,629	213,734
Rhoen-Klinikum AG	1,417	46,373
RIB Software AG	1,289	34,214
Rocket Internet AG (a)(c)	3,491	102,358
RWE AG	21,399	513,598
Salzgitter AG	1,973	108,575
SAP SE	40,895	4,543,667
Schaeffler AG	8,469	131,572
Scout24 AG (c)	3,622	187,816
SGL Carbon AG (a)	4,281	57,746
Siemens AG	31,471	3,996,656
Siemens Healthineers AG (a)(c)	6,295	245,425
Siltronic AG	956	154,352
Sixt AG	641	75,666
SLM Solutions Group AG (a)	214	8,657
SMA Solar Technology AG	508	31,379
Software AG (Bearer)	1,794	88,521
Stada Arzneimittel AG	1,016	102,865
STRATEC Biomedical Systems AG	452	41,211
Stroer Out-of-Home Media AG	1,286	94,343
Suedzucker AG (Bearer)	2,957	49,242
SURTECO SE	60	1,924
Symrise AG	5,708	462,519
TAG Immobilien AG	6,316	133,400
Takkt AG	3,255	67,373
Telefonica Deutschland Holding AG	28,476	136,209
Thyssenkrupp AG	17,518	456,942
TLG Immobilien AG	4,568	131,509
TUI AG (GB)	17,832	403,959
Uniper SE	8,224	254,937
United Internet AG	4,775	310,111
Volkswagen AG	802	163,287
Vonovia SE	19,899	999,890
Vossloh AG	228	11,564
VTG AG	485	27,820
Wacker Chemie AG	681	122,945
Wacker Construction Equipment AG	1,721	55,532
WashTec AG	1,456	140,485
Wirecard AG	4,852	662,684
Wustenrot & Wurttembergische AG	727	17,559
Zalando SE (a)(c)	4,689	242,069
Zooplus AG (a)	285	59,197

TOTAL GERMANY		63,049,208

Gibraltar - 0.0%
888 Holdings PLC	26,779	100,941
Greece - 0.1%
Aegean Airlines SA	3,180	35,906
Alpha Bank AE (a)	55,018	145,503
Athens Water Supply & Sewage Co. SA	2,077	14,924
EFG Eurobank Ergasias SA (a)	83,144	105,325
Ff Group (a)	881	16,703
Greek Organization of Football Prognostics SA	10,412	124,855
Grivalia Properties REIC	251	2,764
Hellenic Exchanges Holding SA	387	2,430
Hellenic Petroleum SA	969	9,888
Hellenic Telecommunications Organization SA	9,546	138,909
Holding Co. ADMIE IPTO SA	446	996
Jumbo SA	4,974	91,060
Motor Oil (HELLAS) Corinth Refineries SA	2,470	58,999
Mytilineos Holdings SA	4,722	57,023
National Bank of Greece SA (a)	233,552	97,585
Piraeus Bank SA (a)	11,866	50,325
Public Power Corp. of Greece (a)	8,918	29,443
Titan Cement Co. SA (Reg.)	2,719	71,744

TOTAL GREECE		1,054,382

Hong Kong - 2.3%
AIA Group Ltd.	505,600	4,518,648
Bank of East Asia Ltd.	52,520	230,619
Beijing Enterprises Holdings Ltd.	21,500	107,390
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,422
BOC Hong Kong (Holdings) Ltd.	150,000	775,429
BYD Electronic International Co. Ltd.	33,000	50,319
Champion (REIT)	69,000	48,746
China Agri-Industries Holdings Ltd.	225,000	94,437
China Everbright International Ltd.	83,000	116,420
China Everbright Ltd.	124,000	272,870
China Jinmao Holdings Group Ltd.	232,000	131,330
China Merchants Holdings International Co. Ltd.	47,671	106,514
China Minsheng Financial Holding Corp. Ltd. (a)	270,000	8,136
China Mobile Ltd.	254,000	2,419,730
China Overseas Grand Oceans Group Ltd.	106,500	46,231
China Overseas Land and Investment Ltd.	156,000	522,699
China Power International Development Ltd.	70,666	18,943
China Resources Beer Holdings Co. Ltd.	64,666	278,512
China Resources Pharmaceutical Group Ltd.	124,500	172,116
China Resources Power Holdings Co. Ltd.	106,000	203,320
China South City Holdings Ltd.	176,000	38,267
China Taiping Insurance Group Ltd.	63,600	212,689
China Travel International Investment HK Ltd.	158,000	58,910
China Unicom Ltd.	254,000	359,168
CITIC 1616 Holdings Ltd.	9,000	2,651
CITIC Pacific Ltd.	265,000	404,125
CLP Holdings Ltd.	63,000	654,197
CNOOC Ltd.	732,000	1,238,334
CSPC Pharmaceutical Group Ltd.	192,000	489,035
Dah Sing Banking Group Ltd.	6,000	14,248
Dah Sing Financial Holdings Ltd.	21,600	144,238
Far East Horizon Ltd.	71,000	70,452
Fosun International Ltd.	122,500	260,312
Fushan International Energy Group Ltd.	94,000	23,043
Galaxy Entertainment Group Ltd.	100,000	875,263
Guangdong Investment Ltd.	114,000	176,453
Guotai Junan International Holdings Ltd.	205,000	61,251
GZI (REIT)	10,000	6,675
Hang Lung Group Ltd.	44,000	132,903
Hang Lung Properties Ltd.	101,000	239,024
Hang Seng Bank Ltd.	31,400	795,359
Henderson Land Development Co. Ltd.	44,500	282,155
Hong Kong & China Gas Co. Ltd.	320,630	669,939
Hong Kong Exchanges and Clearing Ltd.	49,478	1,602,817
Hopewell Holdings Ltd.	35,000	124,156
Hua Hong Semiconductor Ltd. (c)	16,000	36,104
Hysan Development Co. Ltd.	37,000	215,346
Lai Sun Development Co. Ltd.	7,800	12,051
Lenovo Group Ltd.	360,000	170,920
Link (REIT)	91,500	808,689
Mason Financial Holdings Ltd. (a)	682,000	17,961
Melco International Development Ltd.	35,000	129,582
MMG Ltd. (a)	124,000	91,992
MTR Corp. Ltd.	64,148	360,432
New World Development Co. Ltd.	225,318	330,434
PCCW Ltd.	177,000	109,413
Poly Property Group Co. Ltd.	135,000	62,746
Power Assets Holdings Ltd.	59,500	442,730
Prosperity (REIT)	13,000	5,361
Regal (REIT)	52,000	16,082
Shanghai Industrial Holdings Ltd.	68,000	178,316
Shenzhen Investment Ltd.	135,290	54,679
Shun Tak Holdings Ltd.	22,000	9,055
Sino Land Ltd.	156,632	270,374
Sino-Ocean Group Holding Ltd.	103,000	71,519
Sinotrans Shipping Ltd.	24,000	6,215
Sinotruk Hong Kong Ltd.	21,000	24,604
SJM Holdings Ltd.	62,000	62,101
Sun Art Retail Group Ltd.	99,055	111,333
Sun Hung Kai Properties Ltd.	61,000	982,371
Sunlight (REIT)	13,000	8,798
Swire Pacific Ltd. (A Shares)	21,500	212,448
Swire Properties Ltd.	51,200	181,734
Techtronic Industries Co. Ltd.	61,500	360,279
Television Broadcasts Ltd.	35,100	111,392
Universal Medical Financial & Technical Advisory Services Co. Ltd.	109,500	101,002
Wharf Holdings Ltd.	47,000	156,362
Wheelock and Co. Ltd.	29,000	215,157
Winteam Pharmaceutical Group Ltd.	98,000	84,269
Yuexiu Property Co. Ltd.	614,000	138,139

TOTAL HONG KONG		25,211,485

Hungary - 0.1%
Magyar Telekom PLC	19,742	34,197
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	17,864	206,429
OTP Bank PLC	9,300	406,312
Richter Gedeon PLC	7,820	158,183

TOTAL HUNGARY		805,121

India - 2.3%
ACC Ltd.	1,138	27,113
Adani Enterprises Ltd. (a)	7,611	15,919
Adani Green Energy Ltd. (a)(d)	5,791	2,039
Adani Ports & Special Economic Zone Ltd.	25,618	156,708
Adani Power Ltd. (a)	7,256	2,787
Aditya Birla Fashion and Retail Ltd. (a)	10,575	23,228
AIA Engineering Ltd.	1,908	41,437
Ajanta Pharma Ltd. (a)	286	5,822
Alembic Pharmaceuticals Ltd. (a)	109	876
Ambuja Cements Ltd.	38,240	143,933
Apollo Hospitals Enterprise Ltd.	2,665	43,684
Apollo Tyres Ltd. (a)	8,706	38,485
Arvind Mills Ltd.	13,319	84,477
Ashok Leyland Ltd.	51,543	127,013
Asian Paints Ltd.	13,344	240,790
Aurobindo Pharma Ltd.	20,434	196,963
Axis Bank Ltd.	76,569	593,598
Bajaj Auto Ltd.	3,399	150,476
Bajaj Finance Ltd.	7,306	208,871
Bajaj Finserv Ltd.	2,557	210,357
Balkrishna Industries Ltd.	4,756	91,085
Bayer CropScience Ltd. (a)	495	34,953
Bharat Forge Ltd.	6,714	77,970
Bharat Heavy Electricals Ltd.	76,058	100,024
Bharat Petroleum Corp. Ltd.	33,002	191,756
Bharti Airtel Ltd.	55,642	341,692
Bharti Infratel Ltd.	20,626	97,074
Biocon Ltd.	4,778	47,837
Blue Dart Express Ltd.	43	2,380
Bosch Ltd.	269	78,369
Britannia Industries Ltd.	2,274	188,576
Cadila Healthcare Ltd. (a)	7,464	46,218
Canara Bank Ltd. (a)	4,410	17,514
CEAT Ltd. (a)	225	5,361
CESC Ltd. GDR	2,216	35,274
Cg Power & Industrial Soluti (a)	2,315	2,904
Cipla Ltd. (a)	13,850	126,164
Coal India Ltd.	35,637	152,543
Container Corp. of India Ltd.	1,806	35,345
Credit Analysis & Research Ltd.	132	2,525
CRISIL Ltd.	197	5,564
Crompton Greaves Consumer Electricals Ltd.	24,968	88,169
Dabur India Ltd.	16,701	92,612
Dalmia Bharat Ltd.	1,087	49,765
Dewan Housing Finance Corp. Ltd. (a)	3,711	35,562
Dish TV India Ltd. (a)	40,221	45,377
Divi's Laboratories Ltd.	3,870	69,524
Dr. Reddy's Laboratories Ltd.	5,664	179,986
eClerx Services Ltd.	3,082	61,695
Edelweiss Financial Services Ltd.	22,487	96,263
Eicher Motors Ltd.	565	263,983
Engineers India Ltd.	1,276	3,041
Escorts Ltd. (a)	1,831	27,540
Eveready Industries India Ltd. (a)	848	3,994
Exide Industries Ltd.	4,874	18,111
Federal Bank Ltd.	81,955	120,697
Finolex Cables Ltd. (a)	6,357	66,726
Fortis Healthcare Ltd. (a)	23,747	53,890
GAIL India Ltd.	37,559	183,360
Ge Power India Ltd.	330	4,213
Gillette India Ltd.	57	5,598
Glenmark Pharmaceuticals Ltd.	4,056	34,836
GMR Infrastructure Ltd. (a)	75,851	23,257
Godrej Consumer Products Ltd.	13,557	227,177
Godrej Industries Ltd. (a)	184	1,653
Godrej Properties Ltd. (a)	1,455	17,579
Grasim Industries Ltd.	15,088	247,388
Great Eastern Shipping Co. Ltd.	242	1,336
Gruh Finance Ltd.	2,647	26,824
Havells India Ltd.	11,747	96,344
HCL Technologies Ltd.	22,415	354,369
Hero Motocorp Ltd.	2,322	130,072
Hindalco Industries Ltd.	56,883	200,131
Hindustan Petroleum Corp. Ltd.	26,819	122,448
Hindustan Unilever Ltd.	28,422	643,150
Housing Development Finance Corp. Ltd.	63,044	1,783,705
ICICI Bank Ltd.	101,242	432,677
Idea Cellular Ltd. (a)	94,641	98,169
IDFC Bank Ltd.	86,760	62,846
Iifl Holdings Ltd.	6,651	76,691
India Cements Ltd. (a)	5,046	11,097
Indiabulls Housing Finance Ltd.	12,078	236,472
Indiabulls Real Estate Ltd. (a)	6,400	20,574
Indiabulls Ventures Ltd.	2,925	21,079
Indian Oil Corp. Ltd.	52,614	127,912
Info Edge India Ltd.	1,648	30,719
Infosys Ltd.	73,891	1,330,477
Ipca Laboratories Ltd.	338	3,812
IRB Infrastructure Developers Ltd.	3,943	16,673
ITC Ltd.	148,321	626,805
Jain Irrigation Systems Ltd.	18,440	32,172
Jaiprakash Associates Ltd. (a)	29,089	8,621
Jindal Steel & Power Ltd. (a)	11,118	41,802
JSW Steel Ltd.	48,330	234,995
Jubilant Foodworks Ltd.	2,417	91,871
Jubilant Life Sciences Ltd.	3,486	46,015
Kajaria Ceramics Ltd.	1,102	9,023
KRBL Ltd. (a)	9,953	66,860
Larsen & Toubro Infotech Ltd. (c)	2,045	48,104
Larsen & Toubro Ltd.	22,086	464,285
LIC Housing Finance Ltd.	16,370	134,025
Lupin Ltd. (a)	11,425	139,157
Mahindra & Mahindra Financial Services Ltd. (a)	13,932	110,297
Mahindra & Mahindra Ltd.	31,122	407,552
Manappuram General Finance & Leasing Ltd.	13,651	24,978
Marico Ltd.	20,309	101,321
Maruti Suzuki India Ltd.	4,674	617,916
Max Financial Services Ltd. (a)	4,104	31,787
MindTree Consulting Ltd.	7,309	118,730
Motherson Sumi Systems Ltd.	35,821	189,790
Motilal Oswal Financial Services Ltd.	1,131	16,640
Mphasis BFL Ltd.	6,859	106,624
Multi Commodity Exchange of India Ltd. (a)	182	2,125
Muthoot Finance Ltd.	3,598	24,280
Natco Pharma Ltd.	2,653	32,128
Ncc Ltd.	52,013	103,861
Nestle India Ltd.	842	118,970
NTPC Ltd.	89,999	232,702
Oberoi Realty Ltd.	3,854	31,753
Oil & Natural Gas Corp. Ltd.	48,393	131,163
Page Industries Ltd.	209	75,793
PC Jeweller Ltd.	6,790	14,700
Persistent Systems Ltd.	3,130	37,924
Petronet LNG Ltd.	34,504	117,476
Pfizer Ltd.	47	1,608
PI Industries Ltd.	3,093	40,315
Piramal Enterprises Ltd. (a)	4,494	175,272
Power Finance Corp. Ltd.	51,449	67,780
Prestige Estates Projs. Ltd. (a)	4,180	19,142
PVR Ltd. (a)	153	3,309
Rajesh Exports Ltd.	5,672	58,138
RBL Bank Ltd. (c)	3,501	27,805
Redington India Ltd. (a)	14,319	29,711
Reliance Capital Ltd. (a)	4,711	30,674
Reliance Communication Ltd. (a)	61,971	14,168
Reliance Industries Ltd.	119,191	1,720,927
Reliance Infrastructure Ltd. (a)	5,715	38,529
Repco Home Finance Ltd.	83	802
Rural Electrification Corp. Ltd.	47,953	91,702
Sadbhav Engineering Ltd. (a)	12,879	73,768
Sanofi India Ltd.	25	1,826
Shree Cement Ltd.	378	96,148
Shriram Transport Finance Co. Ltd.	7,508	181,247
Siemens India Ltd.	8,788	148,057
Sintex Plastics Technology Ltd.	15,333	12,362
Solara Active Pharma Sciences Ltd. (a)(d)	211	401
State Bank of India	75,196	277,841
Strides Shasun Ltd. (a)	1,270	12,149
Sun Pharmaceutical Industries Ltd.	46,980	372,704
Sundaram Finance Holdings Ltd. (a)	109	240
Sundaram Finance Ltd.	2,407	64,003
Supreme Industries Ltd.	796	16,519
Suzlon Energy Ltd. (a)	45,292	7,384
Symphony Ltd.	118	3,221
Tata Communications Ltd.	3,714	34,721
Tata Consultancy Services Ltd.	19,282	1,022,583
Tata Global Beverages Ltd.	21,357	95,237
Tata Motors Ltd. (a)	70,194	356,482
Tata Motors Ltd. Class A (a)	10,557	30,254
Tata Power Co. Ltd.	54,079	71,606
Tata Steel Ltd.	16,694	148,500
Tech Mahindra Ltd.	20,364	204,685
The Indian Hotels Co. Ltd. (a)	43,561	96,385
The Karur Vysya Bank Ltd. (a)	3,406	5,565
The Ramco Cements Ltd.	1,219	15,060
Thermax Ltd. (a)	2,019	34,463
Titan Co. Ltd. (a)	12,408	182,809
Tube Investments of India Ltd. (a)	4,001	43,444
Tube Investments of India Ltd.	4,001	14,096
Ultratech Cemco Ltd.	4,695	289,461
United Spirits Ltd. (a)	2,436	132,391
UPL Ltd.	16,282	178,264
Vakrangee Ltd.	17,746	26,600
Vedanta Ltd.	58,285	259,923
Voltas Ltd. (a)	2,256	21,733
WABCO India Ltd.	355	43,238
Welspun India Ltd. (a)	12,290	10,541
Whirlpool of India Ltd.	3,668	87,050
Wipro Ltd.	43,615	181,772
Yes Bank Ltd.	84,080	455,969
Zee Entertainment Enterprises Ltd. (a)	24,074	212,617

TOTAL INDIA		24,280,723

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	910,500	42,609
PT ACE Hardware Indonesia Tbk	504,300	46,840
PT Adaro Energy Tbk	650,000	85,118
PT AKR Corporindo Tbk	192,600	67,440
PT Aneka Tambang Tbk	460,400	27,671
PT Astra International Tbk	846,000	433,006
PT Bank Central Asia Tbk	414,800	655,916
PT Bank Danamon Indonesia Tbk Series A	153,900	73,361
PT Bank Jabar Banten Tbk	70,600	10,391
PT Bank Mandiri (Persero) Tbk	836,700	423,834
PT Bank Negara Indonesia (Persero) Tbk	321,200	184,920
PT Bank Rakyat Indonesia Tbk	2,265,000	522,238
PT Bank Tabungan Negara Tbk	237,600	52,951
PT Bumi Resources Tbk (a)	644,000	11,030
PT Bumi Serpong Damai Tbk	696,900	84,154
PT Charoen Pokphand Indonesia Tbk	326,300	86,022
PT Ciputra Development Tbk	790,100	62,152
PT Global Mediacom Tbk	14,600	607
PT Gudang Garam Tbk	20,800	103,332
PT Hanjaya Mandala Sampoerna Tbk	363,900	92,210
PT Hanson International Tbk (a)	3,268,900	32,984
PT Indo Tambangraya Megah Tbk	15,300	25,928
PT Indocement Tunggal Prakarsa Tbk	74,200	93,901
PT Indofood CBP Sukses Makmur Tbk	72,600	45,104
PT Indofood Sukses Makmur Tbk	336,500	168,240
PT Japfa Comfeed Indonesia Tbk	148,500	16,083
PT Jasa Marga Tbk	76,596	23,945
PT Kalbe Farma Tbk	756,500	81,668
PT Kawasan Industri Jababeka Tbk	137,171	2,422
PT Link Net Tbk	30,500	11,880
PT Lippo Karawaci Tbk	1,190,100	38,013
PT Matahari Department Store Tbk	103,400	76,560
PT Medco Energi International Tbk (a)	424,200	36,457
PT Media Nusantara Citra Tbk	121,800	11,523
PT Pakuwon Jati Tbk	1,383,800	58,493
PT Pembangunan Perumahan Persero Tbk	253,258	43,959
PT Perusahaan Gas Negara Tbk Series B	466,000	65,964
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,537
PT PP Properti Tbk	481,000	5,508
PT Semen Gresik (Persero) Tbk	127,500	88,062
PT Sitara Propertindo Tbk (a)	49,100	2,842
PT Sugih Energy Tbk (a)	40,500	145
PT Summarecon Agung Tbk	748,400	48,421
PT Surya Citra Media Tbk	295,600	54,107
PT Tambang Batubara Bukit Asam Tbk	121,100	27,997
PT Telekomunikasi Indonesia Tbk Series B	2,072,200	565,451
PT Tower Bersama Infrastructure Tbk	79,000	31,464
PT Unilever Indonesia Tbk	68,700	228,335
PT United Tractors Tbk	64,900	158,348
PT Waskita Karya Persero Tbk	144,500	22,826
PT Wijaya Karya Persero Tbk	236,426	26,810
PT XL Axiata Tbk (a)	52,900	8,018
Siloam International Hospitals Tbk PT (a)	13,600	6,848

TOTAL INDONESIA		5,175,645

Ireland - 0.5%
AIB Group PLC	30,718	183,324
Bank Ireland Group PLC	36,052	324,346
C&C Group PLC	8,159	30,741
Cairn Homes PLC (a)	54,034	117,844
CRH PLC	34,780	1,235,087
Dalata Hotel Group PLC (a)	9,355	74,561
DCC PLC (United Kingdom)	3,245	312,717
Glanbia PLC	7,667	129,621
Grafton Group PLC unit	13,297	137,661
Green REIT PLC	65,016	119,183
Greencore Group PLC	34,021	74,353
Hibernia (REIT) PLC	17,950	32,168
Irish Continental Group PLC unit	9,952	67,301
Irish Residential Properties REIT PLC	974	1,602
James Hardie Industries PLC CDI	16,875	298,003
Kerry Group PLC Class A	6,332	646,131
Kingspan Group PLC (Ireland)	6,852	310,293
Origin Enterprises PLC	16,139	104,074
Paddy Power Betfair PLC (Ireland)	3,544	350,724
Permanent Tsb Group Hld PLC (a)	637	1,346
Ryanair Holdings PLC sponsored ADR (a)	1,028	113,049
Smurfit Kappa Group PLC	9,868	421,371
United Drug PLC (United Kingdom)	14,682	184,946

TOTAL IRELAND		5,270,446

Isle of Man - 0.1%
Gaming VC Holdings SA	20,754	255,005
Genting Singapore PLC	250,100	219,117
NEPI Rockcastle PLC	15,171	167,196
Playtech Ltd.	11,330	126,437
Redefine International PLC	5,476	2,797

TOTAL ISLE OF MAN		770,552

Israel - 0.4%
Airport City Ltd. (a)	7,556	86,583
Alony Hetz Properties & Investments Ltd.	1,835	16,316
Amot Investments Ltd.	8,182	40,422
Azrieli Group	1,294	59,362
Bank Hapoalim BM (Reg.)	43,841	300,398
Bank Leumi le-Israel BM	61,504	364,005
Bezeq The Israel Telecommunication Corp. Ltd.	89,480	112,927
Caesarstone Sdot-Yam Ltd.	1,088	20,074
Cellcom Israel Ltd. (Israel) (a)	309	2,116
Check Point Software Technologies Ltd. (a)(b)	5,657	545,957
CyberArk Software Ltd. (a)	3,289	180,763
Delek Group Ltd.	333	50,048
Elbit Systems Ltd. (Israel)	1,014	117,348
First International Bank of Israel	2,356	48,672
Formula Systems (1985) Ltd.	126	4,345
Frutarom Industries Ltd.	1,853	177,888
Gazit-Globe Ltd.	1,653	15,662
Harel Insurance Investments and Financial Services Ltd.	2,295	16,714
Israel Chemicals Ltd.	32,652	146,795
Israel Corp. Ltd. (Class A)	55	10,812
Israel Discount Bank Ltd. (Class A) (a)	54,831	152,200
Ituran Location & Control Ltd.	1,134	35,551
Jerusalem Economy Ltd. (a)	1,266	3,087
Jerusalem Oil Exploration Ltd. (a)	374	20,992
Kornit Digital Ltd. (a)(b)	506	7,362
Mazor Robotics Ltd. (a)	1,995	54,213
Melisron Ltd.	1,481	60,698
Migdal Insurance & Financial Holdings Ltd.	2,273	2,233
Mizrahi Tefahot Bank Ltd.	5,565	101,916
NICE Systems Ltd. (a)	2,394	227,097
Oil Refineries Ltd.	46,046	19,985
Orbotech Ltd. (a)	2,103	122,857
Partner Communications Co. Ltd. (a)	7,712	31,843
Paz Oil Co. Ltd.	313	45,929
Plus500 Ltd.	3,162	61,336
Radware Ltd. (a)	1,220	26,962
Reit 1 Ltd.	24,285	97,776
Shikun & Binui Ltd.	1,469	2,502
SodaStream International Ltd. (a)	1,313	124,065
Strauss Group Ltd.	3,837	79,140
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	38,635	694,657
Tower Semiconductor Ltd. (a)	5,008	131,735
Wix.com Ltd. (a)	1,693	139,249

TOTAL ISRAEL		4,560,592

Italy - 1.6%
A2A SpA	53,182	107,091
ACEA SpA	1,409	24,791
Amplifon SpA	2,447	45,802
Anima Holding SpA (c)	11,868	85,561
Ascopiave SpA	12,371	50,793
Assicurazioni Generali SpA	49,765	1,006,011
Astm SpA	2,401	66,252
Atlantia SpA	18,896	627,517
Autogrill SpA	4,595	58,819
Azimut Holding SpA	6,722	141,488
Banca Generali SpA	1,695	55,102
Banca IFIS SpA	642	25,352
Banca Mediolanum S.p.A.	16,321	131,264
Banca Monte dei Paschi di Siena SpA (a)	12,845	41,602
Banca Popolare dell'Emilia Romagna	23,378	135,284
Banca Popolare di Sondrio SCARL	37,399	177,039
Banco BPM SpA (a)	64,008	233,164
Beni Stabili SpA SIIQ	8,733	8,273
Biesse SpA	462	24,437
Brembo SpA	8,193	121,200
Brunello Cucinelli SpA	1,252	41,729
Buzzi Unicem SpA	2,963	74,997
Cerved Information Solutions SpA	10,444	126,878
Compagnie Industriali Riunite SpA (CIR)	1,763	2,321
Credito Emiliano SpA	3,458	30,400
Credito Valtellinese SC (a)	328,946	51,164
Danieli & C. Officine Meccaniche SpA	1,400	38,631
Datalogic SpA	613	19,617
Davide Campari-Milano SpA	25,590	192,213
De Longhi SpA	3,032	90,804
DiaSorin S.p.A.	756	71,529
Digital Multimedia Technologies SpA	948	54,836
Enav SpA (c)	12,759	69,705
Enel SpA	332,517	2,109,396
Eni SpA	101,618	1,986,471
ERG SpA	2,649	63,659
Fincantieri SpA	23,908	37,735
FinecoBank SpA	20,446	244,536
Hera SpA	27,438	101,788
Immobiliare Grande Distribuzione SpA	903	8,465
Industria Macchine Automatiche SpA (IMA)	720	70,079
Infrastrutture Wireless Italiane SpA (c)	9,065	73,071
Interpump Group SpA	4,488	142,972
Intesa Sanpaolo SpA	443,793	1,688,170
Intesa Sanpaolo SpA (Risparmio Shares)	139,653	554,167
Iren SpA	21,493	65,458
Italgas SpA	22,389	145,080
Italmobiliare SpA	66	1,789
Leonardo SpA	17,113	198,597
Luxottica Group SpA	7,161	447,601
Maire Tecnimont SpA	6,337	32,309
MARR SpA	1,204	36,378
Mediaset SpA (a)	22,568	89,799
Mediobanca SpA	25,390	308,603
Moncler SpA	6,980	315,584
OVS (c)	19,908	84,864
Piaggio & C SpA	5,908	15,553
Poste Italiane SpA (c)	21,398	209,461
Prysmian SpA	8,622	253,843
Rai Way SpA (c)	3,341	18,882
Recordati SpA	4,185	149,845
Reply SpA	849	53,672
Safilo Group SpA (a)	143	719
Saipem SpA (a)	35,135	134,670
Salini Impregilo SpA	10,586	30,348
Salvatore Ferragamo Italia SpA	3,856	114,178
Saras Raffinerie Sarde SpA	20,810	49,707
Snam Rete Gas SpA	95,333	458,770
Societa Cattolica Di Assicurazioni SCRL	5,735	61,222
Societa Iniziative Autostradali e Servizi SpA (SIAS)	2,524	53,644
Technogym SpA (c)	5,245	63,909
Telecom Italia SpA (a)	341,208	337,133
Terna SpA	58,713	352,878
Tod's SpA	706	54,564
UniCredit SpA	83,643	1,815,505
Unione di Banche Italiane SCpA	43,330	223,691
Unipol Gruppo SpA	13,073	70,252
Unipolsai SpA	35,032	94,339
YOOX SpA (a)	2,445	111,873
Zignago Vetro SpA	165	1,660

TOTAL ITALY		17,568,555

Japan - 17.3%
77 Bank Ltd.	2,400	59,473
A/S One Corp.	1,900	129,308
ABC-MART, Inc.	1,807	119,177
ACOM Co. Ltd.	32,300	146,550
Activia Properties, Inc.	18	79,857
Adastria Co. Ltd.	200	3,480
Adeka Corp.	2,600	46,235
Advance Residence Investment Corp.	49	126,355
Advantest Corp.	8,159	195,541
Aeon (REIT) Investment Corp.	105	109,015
AEON Co. Ltd.	26,925	538,771
Aeon Delight Co. Ltd.	1,800	63,145
AEON Financial Service Co. Ltd.	3,999	93,866
AEON MALL Co. Ltd.	6,600	133,908
Ai Holdings Corp.	1,200	32,130
Aica Kogyo Co. Ltd.	1,200	45,225
Aichi Steel Corp.	100	4,331
Aida Engineering Ltd.	3,500	41,013
Aiful Corp. (a)	10,100	34,184
Ain Holdings, Inc.	1,700	113,520
Air Water, Inc.	6,100	117,960
Aisin Seiki Co. Ltd.	7,100	385,785
Ajinomoto Co., Inc.	21,725	398,649
Akita Bank Ltd.	100	2,741
Alfresa Holdings Corp.	10,239	226,285
All Nippon Airways Ltd.	4,641	184,248
Alpine Electronics, Inc.	1,500	28,485
Alps Electric Co. Ltd.	7,978	177,192
Amada Holdings Co. Ltd.	11,700	140,952
Amano Corp.	2,000	49,780
Anicom Holdings, Inc.	900	29,638
Anritsu Corp.	6,700	88,255
Aoki International Co. Ltd.	200	3,068
Aoyama Trading Co. Ltd.	1,500	57,835
Aozora Bank Ltd.	4,500	182,149
ARCS Co. Ltd.	4,700	128,635
Ariake Japan Co. Ltd.	800	68,789
Asahi Diamond Industrial Co. Ltd.	4,700	45,315
Asahi Glass Co. Ltd.	9,463	392,993
Asahi Group Holdings	16,059	813,233
Asahi Holdings, Inc.	1,700	31,241
ASAHI INTECC Co. Ltd.	3,880	136,112
Asahi Kasei Corp.	53,300	734,996
Asics Corp.	8,200	155,419
ASKUL Corp.	600	18,908
Astellas Pharma, Inc.	87,403	1,278,377
Atom Corp.	1,400	12,666
Autobacs Seven Co. Ltd.	1,400	26,509
Avex, Inc.	200	2,768
Axial Retailing, Inc.	1,300	53,037
Azbil Corp.	2,300	107,300
Bandai Namco Holdings, Inc.	7,800	265,066
Bank of Kyoto Ltd.	3,800	228,723
Bank of Nagoya Ltd.	100	3,728
Bank of The Ryukyus Ltd.	2,700	41,443
Belc Co. Ltd.	800	43,103
Belluna Co. Ltd.	1,500	17,481
Benefit One, Inc.	1,700	39,934
Benesse Holdings, Inc.	3,800	138,694
Bic Camera, Inc.	5,400	88,814
BML, Inc.	1,600	40,585
Bridgestone Corp.	26,658	1,119,041
Brother Industries Ltd.	9,400	202,583
Bunka Shutter Co. Ltd.	300	2,986
Calbee, Inc.	2,700	91,136
Canon Marketing Japan, Inc.	1,600	34,760
Canon, Inc.	43,643	1,501,284
Capcom Co. Ltd.	2,800	53,864
Casio Computer Co. Ltd.	11,700	174,772
Cawachi Ltd.	200	4,662
Central Glass Co. Ltd.	2,800	66,568
Central Japan Railway Co.	5,755	1,156,580
Chiba Bank Ltd.	29,000	234,504
Chiyoda Co. Ltd.	100	2,405
Chiyoda Corp.	6,000	61,855
Chofu Seisakusho Co. Ltd.	100	2,379
Chubu Electric Power Co., Inc.	28,016	439,127
Chudenko Corp.	600	16,712
Chugai Pharmaceutical Co. Ltd.	9,100	481,138
Chugoku Electric Power Co., Inc.	16,500	206,778
Chugoku Marine Paints Ltd.	5,400	53,348
Citizen Watch Co. Ltd.	16,600	124,515
CKD Corp.	2,665	56,240
Clarion Co. Ltd.	1,000	2,817
Coca-Cola West Co. Ltd.	4,750	204,651
cocokara fine HOLDINGS, Inc.	1,300	94,301
COLOPL, Inc.	500	3,792
Colowide Co. Ltd.	4,100	104,413
Comforia Residential REIT, Inc.	9	20,656
COMSYS Holdings Corp.	3,600	100,439
Concordia Financial Group Ltd.	53,300	310,575
Cookpad, Inc.	500	2,918
Cosmo Energy Holdings Co. Ltd.	2,600	85,977
Cosmos Pharmaceutical Corp.	300	67,536
Create Restaurants Holdings, Inc.	200	2,530
Create SD Holdings Co. Ltd.	1,800	52,195
Credit Saison Co. Ltd.	6,901	123,918
CyberAgent, Inc.	4,100	226,528
CYBERDYNE, Inc. (a)	3,100	39,728
Dai Nippon Printing Co. Ltd.	13,700	295,505
Dai-ichi Mutual Life Insurance Co.	44,499	884,933
Daibiru Corp.	200	2,387
Daicel Chemical Industries Ltd.	13,721	158,899
Daido Metal Co. Ltd.	400	4,757
Daido Steel Co. Ltd.	700	38,035
Daifuku Co. Ltd.	4,100	220,527
Daihen Corp.	8,000	62,349
Daiho Corp.	1,000	6,101
Daiichi Sankyo Kabushiki Kaisha	24,000	823,271
Daiichikosho Co. Ltd.	2,400	126,235
Daikin Industries Ltd.	10,368	1,214,437
Daikyo, Inc.	400	8,727
DaikyoNishikawa Corp.	1,600	28,847
Dainippon Sumitomo Pharma Co. Ltd.	8,600	156,943
Daio Paper Corp.	6,000	84,248
Daiseki Co. Ltd.	1,600	49,909
Daito Trust Construction Co. Ltd.	2,844	474,911
Daiwa House Industry Co. Ltd.	23,244	852,620
Daiwa House REIT Investment Corp.	61	145,637
Daiwa Office Investment Corp.	18	106,531
Daiwa Securities Group, Inc.	63,000	387,670
Daiwabo Holdings Co. Ltd.	500	22,777
DCM Japan Holdings Co. Ltd.	800	7,977
DeNA Co. Ltd.	3,600	68,661
Denki Kagaku Kogyo KK	4,400	157,373
DENSO Corp.	19,222	1,012,091
Dentsu, Inc.	9,000	426,454
Descente Ltd.	1,800	30,445
Dexerials Corp.	1,700	16,033
Dic Corp.	3,200	108,891
Digital Garage, Inc.	1,400	46,679
Dip Corp.	800	19,451
Disco Corp.	1,200	211,636
Dmg Mori Co. Ltd.	4,800	90,318
Don Quijote Holdings Co. Ltd.	4,623	249,503
Doshisha Co. Ltd.	100	2,334
Doutor Nichires Holdings Co., Ltd.	500	10,465
Dowa Holdings Co. Ltd.	3,300	124,671
Dr. Ci:Labo Co., Ltd.	1,000	48,207
DTS Corp.	1,500	54,473
Duskin Co. Ltd.	600	15,143
Dydo Group Holdings, Inc.	100	6,229
Eagle Industry Co. Ltd.	300	5,431
Earth Corp.	700	36,819
East Japan Railway Co.	13,310	1,277,185
Ebara Corp.	4,500	172,475
EDION Corp.	1,300	15,293
Ehime Bank Ltd.	2,400	28,957
Eiken Chemical Co. Ltd.	2,800	66,286
Eisai Co. Ltd.	11,300	759,225
Eizo Corp.	600	28,211
Electric Power Development Co. Ltd.	6,000	163,447
en-japan, Inc.	1,100	51,619
EPS Co. Ltd.	2,000	40,798
euglena Co. Ltd. (a)	1,200	11,054
Exedy Corp.	1,200	40,724
Ezaki Glico Co. Ltd.	2,100	113,529
FamilyMart Co. Ltd. (b)	3,277	318,647
Fancl Corp.	1,200	47,201
Fanuc Corp.	8,085	1,731,893
Fast Retailing Co. Ltd.	2,236	986,074
FCC Co. Ltd.	3,000	85,071
Ferrotec Holdings Corp.	2,700	60,659
Financial Products Group Co. Ltd.	4,200	53,672
Foster Electric Co. Ltd.	1,100	25,890
FP Corp.	1,400	86,572
Frontier Real Estate Investment Corp.	32	132,016
Fuji Corp.	4,800	86,367
Fuji Electric Co. Ltd.	23,000	164,947
Fuji Kyuko Co. Ltd.	500	13,927
Fuji Oil Holdings, Inc.	1,700	54,661
Fuji Seal International, Inc.	3,500	130,946
Fuji Soft ABC, Inc.	600	23,244
Fujicco Co. Ltd.	100	2,305
Fujifilm Holdings Corp.	17,300	697,096
Fujikura Ltd.	15,800	108,397
Fujimi, Inc.	200	4,343
Fujimori Kogyo Co. Ltd.	400	13,593
Fujitec Co. Ltd.	4,200	58,436
Fujitsu General Ltd.	5,500	90,057
Fujitsu Ltd.	83,427	508,178
Fukuda Denshi Co. Ltd.	700	50,201
Fukuoka (REIT) Investment Fund	18	27,876
Fukuoka Financial Group, Inc.	40,000	214,416
Fukushima Industries Corp.	100	4,656
Fukuyama Transporting Co. Ltd.	1,000	41,850
Funai Soken Holdings, Inc.	900	21,092
Furukawa Co. Ltd.	600	12,124
Furukawa Electric Co. Ltd.	2,700	133,370
Fuso Chemical Co. Ltd.	300	7,656
Futaba Corp.	3,900	80,875
Futaba Industrial Co. Ltd.	700	5,616
Fuyo General Lease Co. Ltd.	500	33,983
G-Tekt Corp.	100	1,936
Global One Real Estate Investment Corp.	32	32,082
Glory Ltd.	2,200	75,869
GLP J-REIT	164	176,272
GMO Internet, Inc.	4,100	75,572
GMO Payment Gateway, Inc.	800	79,400
GNI Group Ltd. (a)	7,000	33,617
Goldcrest Co. Ltd.	300	6,386
GOLDWIN, Inc.	600	37,980
GREE, Inc.	3,400	18,816
GS Yuasa Corp.	10,000	53,970
Gulliver International Co. Ltd.	400	2,898
GungHo Online Entertainment, Inc.	28,000	84,779
Gunma Bank Ltd.	10,900	63,813
Gunze Ltd.	700	43,094
Gurunavi, Inc.	100	1,369
H.I.S. Co. Ltd.	2,300	84,262
H2O Retailing Corp.	2,500	47,247
Hakuhodo DY Holdings, Inc.	11,900	166,657
Hamamatsu Photonics K.K.	6,300	243,194
Hankyu Hanshin Holdings, Inc.	9,600	378,924
Hankyu REIT, Inc.	9	11,501
Hanwa Co. Ltd.	1,700	74,488
Harmonic Drive Systems, Inc.	1,200	57,629
Haseko Corp.	9,300	146,748
Hazama Ando Corp.	5,200	41,954
Heiwa Corp.	1,700	33,838
Heiwa Real Estate (REIT), Inc.	15	14,366
Heiwa Real Estate Co. Ltd.	1,700	39,903
Heiwado Co. Ltd.	1,800	42,975
Hiday Hidaka Corp.	2,160	56,411
Hikari Tsushin, Inc.	800	129,967
Hino Motors Ltd.	9,000	110,071
Hirata Corp.	400	37,980
Hirose Electric Co. Ltd.	1,155	162,917
Hiroshima Bank Ltd.	14,400	109,857
Hisamitsu Pharmaceutical Co., Inc.	3,400	265,295
Hitachi Capital Corp.	1,900	50,924
Hitachi Chemical Co. Ltd.	5,700	125,450
Hitachi Construction Machinery Co. Ltd.	5,000	182,263
Hitachi High-Technologies Corp.	3,100	144,905
Hitachi Ltd.	201,881	1,480,313
Hitachi Metals Ltd.	13,000	149,360
Hitachi Transport System Ltd.	2,200	58,985
Hitachi Zosen Corp.	2,900	15,784
Hogy Medical Co. Ltd.	2,800	116,795
Hokkaido Electric Power Co., Inc.	18,500	122,860
Hokuetsu Kishu Paper Co. Ltd.	9,200	57,563
Hokuhoku Financial Group, Inc.	4,300	63,800
Hokuriku Electric Power Co., Inc.	5,400	55,176
Hokuto Corp.	100	1,767
Honda Motor Co. Ltd.	71,572	2,461,072
Horiba Ltd.	2,000	145,810
Hoshino Resorts REIT, Inc.	13	63,977
Hoshizaki Corp.	2,500	232,574
Hosiden Corp.	1,800	21,603
House Foods Group, Inc.	1,900	67,001
Hoya Corp.	16,118	864,286
Hulic (REIT), Inc.	78	120,510
Hulic Co. Ltd.	12,400	133,505
Hyakujushi Bank Ltd.	7,000	23,692
Ibiden Co. Ltd.	8,400	139,155
IBJ Leasing Co. Ltd.	1,600	44,274
Ichibanya Co. Ltd.	100	4,176
Ichigo Real Estate Investment Corp.	11	8,181
Ichigo, Inc.	8,900	39,729
Idemitsu Kosan Co. Ltd.	5,400	211,663
IHI Corp.	6,072	199,401
Iida Group Holdings Co. Ltd.	6,000	117,508
Inaba Denki Sangyo Co. Ltd.	400	17,142
Inabata & Co. Ltd.	1,000	15,368
Industrial & Infrastructure Fund Investment Corp.	104	115,207
Ines Corp.	3,700	39,836
Infomart Corp.	3,200	29,243
INPEX Corp.	39,700	509,324
Internet Initiative Japan, Inc.	1,600	30,282
Invesco Office J-REIT, Inc.	426	53,854
Invincible Investment Corp.	186	83,200
Iriso Electronics Co. Ltd.	500	31,742
Iseki & Co. Ltd.	100	1,935
Isetan Mitsukoshi Holdings Ltd.	18,871	210,253
Istyle, Inc.	1,300	17,338
Isuzu Motors Ltd.	25,768	394,581
IT Holdings Corp.	3,300	131,010
ITO EN Ltd.	2,260	90,342
Itochu Corp.	62,550	1,255,349
Itochu Enex Co. Ltd.	300	2,947
ITOCHU Techno-Solutions Corp.	3,012	62,543
Itoham Yonekyu Holdings, Inc.	10,100	91,927
Iwatani Corp.	600	22,201
Iyo Bank Ltd.	7,900	62,654
Izumi Co. Ltd.	2,100	138,886
J Trust Co. Ltd.	600	4,248
J. Front Retailing Co. Ltd.	10,200	165,615
JACCS Co. Ltd.	200	4,537
JAFCO Co. Ltd.	900	39,599
Japan Airlines Co. Ltd.	5,200	205,013
Japan Airport Terminal Co. Ltd.	3,600	148,024
Japan Aviation Electronics Industry Ltd.	1,000	17,124
Japan Display, Inc. (a)	24,400	32,364
Japan Excellent, Inc.	99	128,776
Japan Exchange Group, Inc.	23,100	428,952
Japan Hotel REIT Investment Corp.	128	96,948
Japan Lifeline Co. Ltd.	2,300	67,956
Japan Logistics Fund, Inc.	54	109,512
Japan Material Co. Ltd.	1,800	23,924
Japan Petroleum Exploration Co. Ltd.	1,300	33,856
Japan Post Bank Co. Ltd.	13,834	188,300
Japan Post Holdings Co. Ltd.	63,338	770,578
Japan Prime Realty Investment Corp.	36	130,735
Japan Real Estate Investment Corp.	58	301,354
Japan Rental Housing Investment, Inc.	42	32,733
Japan Retail Fund Investment Corp.	119	223,152
Japan Securities Finance Co. Ltd.	500	3,293
Japan Steel Works Ltd.	2,800	92,206
Japan Tobacco, Inc.	45,143	1,212,609
Japan Wool Textile Co. Ltd.	400	4,175
JCR Pharmaceuticals Co. Ltd.	1,000	52,598
JEOL Ltd.	5,000	42,993
JFE Holdings, Inc.	21,000	433,082
JGC Corp.	9,142	224,536
Jimoto Holdings, Inc.	13,900	24,286
JIN Co. Ltd.	1,100	59,769
Joshin Denki Co. Ltd.	1,800	74,588
Joyful Honda Co. Ltd.	700	24,748
JSR Corp.	9,300	175,672
JTEKT Corp.	10,200	165,615
Juroku Bank Ltd.	1,300	34,379
Justsystems Corp.	700	16,616
JVC KENWOOD Holdings, Inc.	700	2,452
JX Holdings, Inc.	132,050	862,939
K's Holdings Corp.	11,200	162,078
kabu.com Securities Co. Ltd.	600	2,190
Kadokawa Dwango Corp.	2,000	20,710
Kagome Co. Ltd.	2,700	97,434
Kajima Corp.	37,000	357,071
Kakaku.com, Inc.	7,500	143,455
Kaken Pharmaceutical Co. Ltd.	1,556	92,233
Kameda Seika Co. Ltd.	100	4,930
Kamigumi Co. Ltd.	5,500	124,268
Kanamoto Co. Ltd.	1,400	48,088
Kandenko Co. Ltd.	7,800	92,470
Kaneka Corp.	16,000	158,214
Kanematsu Corp.	3,200	49,060
Kansai Electric Power Co., Inc.	28,599	400,260
Kansai Mirai Financial Group, Inc. (a)	6,700	53,075
Kansai Paint Co. Ltd.	7,639	172,178
Kanto Denka Kogyo Co. Ltd.	1,000	9,321
Kao Corp.	20,791	1,493,901
Kato Sangyo	1,100	40,601
Kawasaki Heavy Industries Ltd.	6,300	211,498
Kawasaki Kisen Kaisha Ltd. (a)	6,400	148,116
KDDI Corp.	74,837	2,008,895
Keihan Electric Railway Co., Ltd.	3,000	97,146
Keihin Corp.	1,600	31,614
Keihin Electric Express Railway Co. Ltd.	9,839	180,634
Keio Corp.	5,103	233,864
Keisei Electric Railway Co.	7,606	248,385
Kenedix Office Investment Corp.	15	92,206
Kenedix Residential Investment Corp.	49	72,254
Kenedix Retail REIT Corp.	12	25,423
Kenedix, Inc.	7,400	42,916
Kewpie Corp.	6,700	156,346
Keyence Corp.	4,075	2,496,366
KH Neochem Co. Ltd.	800	24,296
Kikkoman Corp.	7,000	303,833
Kinden Corp.	4,392	76,735
Kintetsu Group Holdings Co. Ltd.	6,653	271,123
Kintetsu World Express, Inc.	2,600	48,542
Kirin Holdings Co. Ltd.	36,170	1,016,744
Kisoji Co. Ltd.	300	7,791
Kissei Pharmaceutical Co. Ltd.	1,400	39,636
Kitz Corp.	1,400	11,744
Koa Corp.	1,100	24,149
Kobayashi Pharmaceutical Co. Ltd.	1,800	151,976
Kobe Bussan Co. Ltd.	300	14,572
Kobe Steel Ltd.	11,600	120,117
Kohnan Shoji Co. Ltd.	1,400	36,562
Koito Manufacturing Co. Ltd.	5,100	342,892
Kokuyo Co. Ltd.	4,600	83,063
Komatsu Ltd.	38,311	1,305,974
KOMEDA Holdings Co. Ltd.	1,900	38,323
KOMERI Co. Ltd.	600	16,048
Komori Corp.	3,300	42,110
Konami Holdings Corp.	4,300	211,617
Konica Minolta, Inc.	19,800	170,252
Konoike Transport Co. Ltd.	500	8,768
Kose Corp.	1,300	240,807
Koshidaka Holdings Co. Ltd.	700	42,517
Kotobuki Spirits Co. Ltd.	600	28,595
Kubota Corp.	44,510	753,030
Kumagai Gumi Co. Ltd.	1,000	34,120
Kumiai Chemical Industry Co. Ltd.	3,500	22,283
Kura Corp. Ltd.	700	50,457
Kurabo Industries Ltd.	3,000	9,934
Kuraray Co. Ltd.	18,252	304,200
Kureha Chemical Industry Co. Ltd.	1,500	102,223
Kurita Water Industries Ltd.	5,800	188,346
Kusuri No Aoki Holdings Co. Ltd.	400	27,479
Kyb Corp.	1,400	67,746
Kyocera Corp.	12,837	821,746
Kyoei Steel Ltd.	100	2,087
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	7,935
Kyorin Holdings, Inc.	500	9,806
Kyoritsu Maintenance Co. Ltd.	2,600	122,960
Kyowa Exeo Corp.	4,900	127,744
Kyowa Hakko Kirin Co., Ltd.	11,400	247,563
Kyudenko Corp.	1,400	65,697
Kyushu Electric Power Co., Inc.	19,478	240,891
Kyushu Financial Group, Inc.	14,785	72,762
Kyushu Railway Co.	6,100	195,856
LaSalle Logiport REIT	63	64,717
Lasertec Corp.	1,200	40,066
Lawson, Inc.	2,700	178,568
Leopalace21 Corp.	10,000	86,992
LIFE Corp.	100	2,501
LIFULL Co. Ltd.	2,300	18,767
LINE Corp. (a)	1,900	68,712
Lintec Corp.	4,900	141,863
Lion Corp.	9,136	197,395
LIXIL Group Corp.	12,895	289,347
M3, Inc.	8,895	337,265
Mabuchi Motor Co. Ltd.	2,500	126,235
Macnica Fuji Electronics Holdings, Inc.	3,700	63,596
Macromill, Inc.	2,100	56,726
Maeda Corp.	4,000	49,469
Maeda Road Construction Co. Ltd.	6,000	129,748
Makino Milling Machine Co. Ltd.	10,000	94,859
Makita Corp.	8,900	400,549
Mandom Corp.	4,400	158,983
Mani, Inc.	1,400	56,989
Marubeni Corp.	68,100	513,429
Marudai Food Co. Ltd.	1,000	4,930
Maruha Nichiro Corp.	1,400	47,192
Marui Group Co. Ltd.	8,502	176,931
Maruichi Steel Tube Ltd.	5,000	171,286
Marusan Securities Co. Ltd.	900	8,595
Maruwa Ceramic Co. Ltd.	500	41,438
Matsui Securities Co. Ltd.	1,700	16,608
Matsumotokiyoshi Holdings Co. Ltd.	4,300	192,147
Max Co. Ltd.	1,000	13,035
Maxell Holdings Ltd.	1,500	29,624
Mazda Motor Corp.	22,500	313,152
McDonald's Holdings Co. (Japan) Ltd.	3,028	141,816
MCJ Co. Ltd.	300	3,993
MCUBS MidCity Investment Corp.	156	117,728
Mebuki Financial Group, Inc.	44,268	172,099
Medipal Holdings Corp.	6,700	144,088
Megachips Corp.	600	19,402
Megmilk Snow Brand Co. Ltd.	1,800	54,254
Meidensha Corp.	17,000	67,179
Meiji Holdings Co. Ltd.	5,000	401,573
Meitec Corp.	2,400	131,943
Menicon Co. Ltd.	1,800	47,157
Micronics Japan Co. Ltd.	100	1,118
Milbon Co. Ltd.	2,400	104,610
Minebea Mitsumi, Inc.	16,095	323,461
Miraca Holdings, Inc.	2,047	79,955
Mirait Holdings Corp.	2,300	36,482
Miroku Jyoho Service Co., Ltd.	200	5,708
Misumi Group, Inc.	11,805	327,197
Mitsuba Corp.	500	7,327
Mitsubishi Chemical Holdings Corp.	58,257	553,953
Mitsubishi Corp.	62,551	1,731,997
Mitsubishi Electric Corp.	80,392	1,235,810
Mitsubishi Estate Co. Ltd.	52,471	958,779
Mitsubishi Gas Chemical Co., Inc.	7,045	165,878
Mitsubishi Heavy Industries Ltd.	12,766	505,175
Mitsubishi Logistics Corp.	1,500	34,742
Mitsubishi Materials Corp.	5,300	161,928
Mitsubishi Motors Corp. of Japan	28,034	209,255
Mitsubishi Pencil Co. Ltd.	2,600	51,824
Mitsubishi Shokuhin Co. Ltd.	100	2,923
Mitsubishi Tanabe Pharma Corp.	11,109	211,774
Mitsubishi UFJ Financial Group, Inc.	496,439	3,326,808
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	78,422
Mitsuboshi Belting Ltd.	1,000	11,443
Mitsui & Associates Telepark Corp.	300	8,397
Mitsui & Co. Ltd.	71,782	1,297,815
Mitsui Chemicals, Inc.	8,500	244,146
Mitsui Engineering & Shipbuilding Co.	7,000	120,381
Mitsui Fudosan Co. Ltd.	36,840	947,454
Mitsui Fudosan Logistics Park, Inc.	17	54,816
Mitsui High-Tec, Inc.	500	7,377
Mitsui Mining & Smelting Co. Ltd.	2,300	97,937
Mitsui OSK Lines Ltd.	4,800	142,481
Mitsui Sugar Co. Ltd.	700	28,046
Mitsui-Soko Co. Ltd. (a)	2,000	6,513
Miura Co. Ltd.	3,155	96,249
mixi, Inc.	1,500	49,533
Mizuho Financial Group, Inc.	979,184	1,771,576
Mizuno Corp.	200	6,486
Mochida Pharmaceutical Co. Ltd.	900	63,557
Modec, Inc.	300	7,978
Monex Group, Inc.	14,500	82,766
MonotaRO Co. Ltd.	3,100	108,466
Mori Hills REIT Investment Corp.	114	146,515
Mori Trust Hotel (REIT), Inc.	15	19,855
MORI TRUST Sogo (REIT), Inc.	83	123,984
Morinaga & Co. Ltd.	1,800	87,761
Morinaga Milk Industry Co. Ltd.	2,700	118,922
Morita Holdings Corp.	100	1,965
MOS Food Services, Inc.	400	12,130
MS&AD Insurance Group Holdings, Inc.	19,897	668,330
Murata Manufacturing Co. Ltd.	8,034	1,014,263
Musashi Seimitsu Industry Co. Ltd.	900	31,614
Nabtesco Corp.	4,900	177,273
Nachi-Fujikoshi Corp.	5,000	26,070
Nagaileben Co. Ltd.	1,400	37,100
Nagase & Co. Ltd.	6,300	107,939
Nagoya Railroad Co. Ltd.	7,516	197,388
Nakanishi, Inc.	3,900	81,553
Namura Shipbuilding Co. Ltd.	500	3,101
Nankai Electric Railway Co. Ltd.	3,400	90,660
NanoCarrier Co. Ltd. (a)	200	1,272
NEC Corp.	12,000	329,857
NEC System Integration & Constuction Ltd.	100	2,623
Net One Systems Co. Ltd.	2,800	45,156
New Hampshire Foods Ltd.	3,713	162,520
Nexon Co. Ltd. (a)	16,100	234,608
NGK Insulators Ltd.	11,100	204,292
NGK Spark Plug Co. Ltd.	9,300	239,901
NHK Spring Co. Ltd.	8,487	93,782
Nichi-iko Pharmaceutical Co. Ltd.	500	8,009
Nichias Corp.	4,000	50,787
Nichicon Corp.	1,700	19,267
Nichiha Corp.	600	23,875
Nichirei Corp.	6,210	179,790
Nidec Corp.	9,845	1,543,572
Nifco, Inc.	3,200	112,843
Nihon Kohden Corp.	3,400	97,503
Nihon M&A Center, Inc.	6,200	182,053
Nihon Parkerizing Co. Ltd.	5,100	80,941
Nihon Unisys Ltd.	2,300	47,948
Nikkiso Co. Ltd.	2,200	25,095
Nikkon Holdings Co. Ltd.	3,200	85,445
Nikon Corp.	15,700	274,018
Nintendo Co. Ltd.	4,688	1,969,788
Nippo Corp.	3,400	78,096
Nippon Accommodations Fund, Inc.	18	80,598
Nippon Building Fund, Inc.	50	281,284
Nippon Chemi-con Corp.	500	11,640
Nippon Densetsu Kogyo Co. Ltd.	600	12,349
Nippon Electric Glass Co. Ltd.	4,300	124,099
Nippon Express Co. Ltd.	2,966	224,376
Nippon Flour Mills Co. Ltd.	500	8,173
Nippon Gas Co. Ltd.	1,600	79,034
Nippon Kayaku Co. Ltd.	4,000	50,165
Nippon Light Metal Holding Co. Ltd.	30,000	80,681
Nippon Paint Holdings Co. Ltd.	6,297	258,055
Nippon Paper Industries Co. Ltd.	3,645	69,919
Nippon Prologis REIT, Inc.	74	155,893
Nippon REIT Investment Corp.	12	36,498
Nippon Seiki Co. Ltd.	1,000	19,274
Nippon Sheet Glass Co. Ltd. (a)	900	7,377
Nippon Shinyaku Co. Ltd.	2,500	186,608
Nippon Shokubai Co. Ltd.	900	61,251
Nippon Signal Co. Ltd.	200	1,901
Nippon Soda Co. Ltd.	12,000	69,155
Nippon Steel & Sumikin Bussan Corp.	1,200	65,971
Nippon Steel & Sumitomo Metal Corp.	32,595	711,115
Nippon Suisan Kaisha Co. Ltd.	8,100	44,012
Nippon Telegraph & Telephone Corp.	28,332	1,344,500
Nippon Yusen KK	6,900	147,316
Nipro Corp.	4,338	62,657
Nishi-Nippon Financial Holdings, Inc.	12,500	150,361
Nishi-Nippon Railroad Co. Ltd.	5,800	161,288
Nishimatsu Construction Co. Ltd.	1,200	33,096
Nishimatsuya Chain Co. Ltd.	1,000	12,294
Nishio Rent All Co. Ltd.	1,200	35,785
Nissan Chemical Industries Co. Ltd.	5,600	249,726
Nissan Motor Co. Ltd.	92,948	979,049
Nissan Shatai Co. Ltd.	2,300	24,658
Nissha Co. Ltd.	1,900	44,963
Nisshin Oillio Group Ltd.	800	23,052
Nisshin Seifun Group, Inc.	7,800	170,741
Nisshin Steel Co. Ltd.	2,800	37,292
Nisshinbo Holdings, Inc.	4,100	58,020
Nissin Electric Co. Ltd.	400	4,032
Nissin Food Holdings Co. Ltd.	2,900	213,547
Nissin Kogyo Co. Ltd.	2,000	35,181
Nitori Holdings Co. Ltd.	3,300	557,849
Nitta Corp.	100	3,810
Nitto Boseki Co. Ltd.	1,200	25,993
Nitto Denko Corp.	6,942	517,538
Nitto Kogyo Corp.	500	8,612
NKSJ Holdings, Inc.	14,919	626,401
Noevir Holdings Co. Ltd.	600	43,249
NOF Corp.	3,400	101,546
Nojima Co. Ltd.	1,100	27,238
NOK Corp.	3,200	65,862
NOMURA Co. Ltd.	2,400	48,342
Nomura Holdings, Inc.	149,654	861,940
Nomura Real Estate Holdings, Inc.	4,900	121,828
Nomura Real Estate Master Fund, Inc.	169	236,062
Nomura Research Institute Ltd.	5,270	272,370
Noritz Corp.	1,500	27,374
North Pacific Bank Ltd.	23,400	79,199
NS Solutions Corp.	3,200	92,792
NSD Co. Ltd.	1,200	25,115
NSK Ltd.	20,200	271,625
NTN Corp.	13,000	57,437
NTT Data Corp.	24,300	262,072
NTT DOCOMO, Inc.	55,130	1,424,229
NTT Urban Development Co.	2,500	29,523
Obara Group, Inc.	800	47,494
Obayashi Corp.	24,800	286,293
OBIC Business Consultants Ltd.	300	22,009
OBIC Co. Ltd.	2,641	221,533
Odakyu Electric Railway Co. Ltd.	11,400	246,207
Ogaki Kyoritsu Bank Ltd.	800	20,227
Ohsho Food Service Corp.	100	5,031
Oiles Corp.	100	2,169
Oji Holdings Corp.	34,000	239,480
Okamoto Industries, Inc.	1,000	10,026
Okamura Corp.	3,200	43,439
Okasan Securities Group, Inc.	13,034	74,756
Oki Electric Industry Co. Ltd.	2,800	37,907
Okuma Corp.	1,000	57,355
Okumura Corp.	1,000	41,484
Olympus Corp.	11,800	440,935
OMRON Corp.	7,700	418,386
Ono Pharmaceutical Co. Ltd.	17,380	402,942
Onward Holdings Co. Ltd.	6,000	49,616
Open House Co. Ltd.	1,500	83,974
Optex Group Co. Ltd.	2,400	72,338
Oracle Corp. Japan	1,500	123,491
Orient Corp.	7,300	11,285
Oriental Land Co. Ltd.	8,934	892,011
ORIX Corp.	55,620	978,896
ORIX JREIT, Inc.	97	147,913
Osaka Gas Co. Ltd.	14,700	316,537
OSG Corp.	2,200	48,862
Otsuka Corp.	4,300	200,604
Otsuka Holdings Co. Ltd.	16,518	866,092
Outsourcing, Inc.	3,300	55,664
Pacific Industrial Co. Ltd.	200	2,847
Pacific Metals Co. Ltd. (a)	100	3,522
PALTAC Corp.	2,000	100,256
Panasonic Corp.	89,789	1,329,519
Paramount Bed Holdings Co. Ltd.	1,000	49,762
Park24 Co. Ltd.	4,840	137,248
Penta-Ocean Construction Co. Ltd.	10,400	82,291
Pepper Food Service Co. Ltd.	700	40,468
PeptiDream, Inc. (a)	3,700	150,274
Pigeon Corp.	5,200	244,018
Pilot Corp.	1,600	87,523
Piolax, Inc.	2,600	73,015
Pioneer Corp. (a)	5,000	7,821
Plenus Co. Ltd.	100	1,726
Pola Orbis Holdings, Inc.	4,189	183,163
Premier Investment Corp.	135	132,259
Press Kogyo Co. Ltd.	500	2,891
Pressance Corp.	200	3,064
Prestige International, Inc.	800	9,228
Prima Meat Packers Ltd.	5,000	30,598
Raito Kogyo Co. Ltd.	200	2,179
Rakuten, Inc.	37,495	266,461
Recruit Holdings Co. Ltd.	45,654	1,055,321
Relia, Inc.	200	2,545
Relo Group, Inc.	4,200	94,742
Renesas Electronics Corp. (a)(b)	25,755	270,460
Rengo Co. Ltd.	12,600	108,573
Resona Holdings, Inc.	94,100	535,919
Resorttrust, Inc.	2,800	58,244
Ricoh Co. Ltd.	28,600	280,192
Ricoh Leasing Co. Ltd.	300	10,030
Ringer Hut Co. Ltd.	100	2,433
Rinnai Corp.	1,861	185,385
Riso Kagaku Corp.	100	2,005
ROHM Co. Ltd.	4,000	373,948
Rohto Pharmaceutical Co. Ltd.	4,600	134,440
Round One Corp.	2,100	30,582
Royal Holdings Co. Ltd.	100	2,723
Ryobi Ltd.	1,500	38,310
Ryohin Keikaku Co. Ltd.	983	337,648
Ryosan Co. Ltd.	200	7,464
Saizeriya Co. Ltd.	1,600	37,073
Sakai Moving Service Co. Ltd.	400	21,698
Sakata INX Corp.	1,600	24,501
Sakata Seed Corp.	700	25,709
San-A Co. Ltd.	1,000	53,330
San-Ai Oil Co. Ltd.	2,200	34,694
Sanden Holdings Corp. (a)	200	2,920
Sangetsu Corp.	1,000	20,682
Sanken Electric Co. Ltd.	9,000	57,958
Sanki Engineering Co. Ltd.	2,100	23,436
Sankyo Co. Ltd. (Gunma)	3,400	119,585
Sankyo Tateyama, Inc.	400	5,942
Sankyu, Inc.	2,500	121,661
Sanrio Co. Ltd.	900	16,605
Santen Pharmaceutical Co. Ltd.	14,360	242,355
Sanwa Holdings Corp.	5,800	74,755
Sanyo Chemical Industries Ltd.	100	4,729
Sanyo Special Steel Co. Ltd.	1,200	30,615
Sapporo Breweries Ltd.	3,800	108,800
Sato Holding Corp.	1,700	47,818
Sawai Pharmaceutical Co. Ltd.	2,700	117,069
SBI Holdings, Inc. Japan	9,200	232,861
Screen Holdings Co. Ltd.	1,500	123,628
SCSK Corp.	1,800	77,223
Secom Co. Ltd.	8,133	610,198
Sega Sammy Holdings, Inc.	8,019	131,743
Seibu Holdings, Inc.	11,200	189,433
Seikagaku Corp.	2,200	36,566
Seiko Epson Corp.	11,773	221,309
Seiko Holdings Corp.	3,200	83,630
Seino Holdings Co. Ltd.	7,000	131,458
Seiren Co. Ltd.	4,100	79,285
Sekisui Chemical Co. Ltd.	18,400	326,528
Sekisui House (REIT), Inc.	87	56,106
Sekisui House Ltd.	25,980	476,371
Sekisui House SI Residential Investment Corp.	30	31,922
Sekisui Jushi Corp.	3,100	67,660
SENKO Co. Ltd.	3,300	25,417
Senshu Ikeda Holdings, Inc.	17,690	69,906
Septeni Holdings Co. Ltd.	1,000	2,580
Seria Co. Ltd.	2,000	98,061
Seven & i Holdings Co. Ltd.	30,529	1,345,133
Seven Bank Ltd.	16,000	53,860
Sharp Corp. (b)	6,300	185,277
Shibuya Corp.	200	6,851
Shiga Bank Ltd.	5,000	25,338
Shikoku Electric Power Co., Inc.	8,900	113,245
Shima Seiki Manufacturing Ltd.	1,200	76,400
Shimachu Co. Ltd.	2,900	93,775
Shimadzu Corp.	9,500	258,617
Shimamura Co. Ltd.	1,200	139,956
SHIMANO, Inc.	3,165	420,958
SHIMIZU Corp.	22,600	224,098
Shin-Etsu Chemical Co. Ltd.	16,135	1,624,274
Shinko Electric Industries Co. Ltd.	1,800	14,111
Shinmaywa Industries Ltd.	1,000	11,233
Shinsei Bank Ltd.	10,100	157,801
Shionogi & Co. Ltd.	12,200	628,749
Ship Healthcare Holdings, Inc.	2,800	97,457
Shiseido Co. Ltd.	15,755	1,024,969
Shizuoka Bank Ltd.	29,000	294,987
Shizuoka Gas Co. Ltd.	3,800	34,413
SHO-BOND Holdings Co. Ltd.	1,600	121,186
Shochiku Co. Ltd.	800	117,673
Showa Corp.	3,200	47,947
Showa Denko K.K.	5,982	200,002
Showa Sangyo Co. Ltd.	200	5,295
Showa Shell Sekiyu K.K.	7,000	99,058
Siix Corp.	1,400	28,187
Sintokogio Ltd.	600	6,422
SKY Perfect JSAT Holdings, Inc.	3,000	13,694
Skylark Co. Ltd.	9,100	134,019
SMC Corp.	2,367	903,323
SMS Co., Ltd.	1,100	41,758
Sodick Co. Ltd.	600	7,431
SoftBank Corp.	34,501	2,636,177
Sohgo Security Services Co., Ltd.	3,100	153,412
Sojitz Corp.	49,100	162,140
Sony Corp.	52,805	2,466,317
Sony Financial Holdings, Inc.	8,200	149,943
Sosei Group Corp. (a)	928	64,345
Sotetsu Holdings, Inc.	2,200	63,191
Square Enix Holdings Co. Ltd.	3,700	154,336
St. Marc Holdings Co. Ltd.	100	2,836
Stanley Electric Co. Ltd.	6,339	229,913
Star Micronics Co. Ltd.	2,800	50,304
Start Today Co. Ltd.	8,200	237,029
Starts Corp., Inc.	500	13,836
Subaru Corp.	25,525	859,005
Sugi Holdings Co. Ltd.	1,100	64,197
Sumco Corp.	9,800	242,221
Sumitomo Bakelite Co. Ltd.	12,000	108,672
Sumitomo Chemical Co. Ltd.	67,000	385,501
Sumitomo Corp.	48,500	873,772
Sumitomo Electric Industries Ltd.	31,000	476,258
Sumitomo Forestry Co. Ltd.	6,123	101,770
Sumitomo Heavy Industries Ltd.	5,347	204,939
Sumitomo Metal Mining Co. Ltd.	10,100	434,045
Sumitomo Mitsui Construction Co. Ltd.	3,060	18,754
Sumitomo Mitsui Financial Group, Inc.	55,633	2,318,687
Sumitomo Mitsui Trust Holdings, Inc.	13,600	577,988
Sumitomo Osaka Cement Co. Ltd.	14,036	64,325
Sumitomo Realty & Development Co. Ltd.	14,787	588,261
Sumitomo Riko Co. Ltd.	500	5,237
Sumitomo Rubber Industries Ltd.	6,100	109,200
Sumitomo Seika Chemicals Co. Ltd.	100	4,793
Sundrug Co. Ltd.	2,741	141,162
Suntory Beverage & Food Ltd.	5,700	281,037
Sushiro Global Holdings Ltd.	1,500	77,936
Suzuken Co. Ltd.	4,600	198,189
Suzuki Motor Corp.	14,440	778,138
Sysmex Corp.	6,500	575,558
SystemPro Co. Ltd.	900	34,248
T&D Holdings, Inc.	22,400	380,915
Tachi-S Co. Ltd.	1,100	19,973
Tadano Ltd.	3,500	54,107
Taiheiyo Cement Corp.	4,791	181,657
Taikisha Ltd.	1,100	38,438
Taisei Corp.	8,100	437,898
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	191,914
Taiyo Holdings Co. Ltd.	500	21,336
Taiyo Nippon Sanso Corp.	3,900	57,901
Taiyo Yuden Co. Ltd.	3,100	55,268
Takara Bio, Inc.	3,100	60,429
Takara Holdings, Inc.	11,769	142,322
Takara Leben Co. Ltd.	300	1,276
Takara Standard Co. Ltd.	1,200	20,417
Takasago International Corp.	100	3,124
Takasago Thermal Engineering Co. Ltd.	500	9,509
Takashimaya Co. Ltd.	14,000	120,381
Takeda Pharmaceutical Co. Ltd.	29,921	1,259,975
Takeuchi Manufacturing Co. Ltd.	1,300	29,860
Takuma Co. Ltd.	3,000	32,986
Tamron Co. Ltd.	300	6,098
TDK Corp.	5,381	465,152
TechnoPro Holdings, Inc.	1,800	104,720
TECMO KOEI HOLDINGS CO., LTD.	400	8,266
Teijin Ltd.	7,600	143,282
Tekken Corp.	100	3,000
Temp Holdings Co., Ltd.	8,200	195,249
Terumo Corp.	13,400	759,971
The Aichi Bank Ltd.	100	4,784
The Aomori Bank Ltd.	1,000	31,239
The Awa Bank Ltd.	21,000	137,541
The Bank of Iwate Ltd.	2,200	86,334
The Bank of Okinawa Ltd.	500	21,039
The Bank of Saga Ltd.	300	6,894
The Chugoku Bank Ltd.	10,700	124,403
The Chukyo Bank Ltd.	1,400	30,159
The Daishi Bank Ltd., Niigata	1,792	80,486
The Eighteenth Bank Ltd.	1,000	2,653
The Hachijuni Bank Ltd.	12,800	67,794
The Hokkoku Bank Ltd.	500	19,987
The Hokuetsu Bank Ltd.	100	2,222
The Hyakugo Bank Ltd.	7,000	32,720
The Keiyo Bank Ltd.	6,000	27,497
The Kiyo Bank Ltd.	1,800	29,358
The Miyazaki Bank Ltd.	100	3,243
The Musashino Bank Ltd.	900	30,008
The Nanto Bank Ltd.	500	13,904
The Oita Bank Ltd.	1,000	36,727
The Okinawa Electric Power Co., Inc.	1,430	43,559
The Pack Corp.	300	11,375
The San-In Godo Bank Ltd.	4,500	42,440
The Shikoku Bank Ltd.	200	2,925
The Sumitomo Warehouse Co. Ltd.	1,000	6,870
The Suruga Bank Ltd.	7,900	107,530
The Tochigi Bank Ltd.	400	1,518
The Toho Bank Ltd.	9,000	34,989
The Towa Bank Ltd.	1,400	18,710
The Yamagata Bank Ltd.	200	4,424
The Yamanashi Chuo Bank Ltd.	17,000	75,265
THK Co. Ltd.	5,300	185,684
TKC Corp.	1,400	56,028
Toagosei Co. Ltd.	9,400	111,352
Tobu Railway Co. Ltd.	8,800	280,937
Toc Co. Ltd.	2,400	21,295
Tocalo Co. Ltd.	3,600	44,885
Toda Corp.	11,000	90,962
Toei Co. Ltd.	100	11,242
Toho Co. Ltd.	6,300	210,922
Toho Gas Co. Ltd.	3,500	106,293
Toho Holdings Co. Ltd.	1,200	29,374
Toho Zinc Co. Ltd.	1,000	46,469
Tohoku Electric Power Co., Inc.	22,100	285,246
Tokai Carbon Co. Ltd.	8,000	100,622
TOKAI Holdings Corp.	3,000	30,516
Tokai Rika Co. Ltd.	2,100	42,069
Tokai Tokyo Financial Holdings	9,400	68,359
Token Corp.	200	19,155
Tokio Marine Holdings, Inc.	27,693	1,310,174
Tokushu Tokai Paper Co. Ltd.	400	15,679
Tokuyama Corp.	2,935	87,658
Tokyo Broadcasting System Holding	700	15,585
Tokyo Century Corp.	2,000	125,137
Tokyo Dome Corp.	9,900	96,356
Tokyo Electric Power Co., Inc. (a)	55,228	263,207
Tokyo Electron Ltd.	6,523	1,256,328
Tokyo Gas Co. Ltd.	16,135	432,746
Tokyo Ohka Kogyo Co. Ltd.	2,000	70,527
Tokyo Seimitsu Co. Ltd.	2,800	107,190
Tokyo Steel Manufacturing Co. Ltd.	4,700	39,339
Tokyo Tatemono Co. Ltd.	8,800	134,190
Tokyo TY Financial Group, Inc.	1,500	39,695
Tokyotokeiba Co. Ltd.	1,200	46,213
Tokyu Construction Co. Ltd.	2,500	26,802
Tokyu Corp.	20,500	345,230
Tokyu Fudosan Holdings Corp.	19,300	152,183
Tokyu REIT, Inc.	19	25,584
TOMONY Holdings, Inc.	3,900	17,445
Tomy Co. Ltd.	2,500	24,607
Topcon Corp.	3,760	74,980
Toppan Forms Co. Ltd.	300	3,351
Toppan Printing Co. Ltd.	31,000	259,751
Topre Corp.	4,000	125,869
Topy Industries Ltd.	100	2,968
Toray Industries, Inc.	62,900	587,145
TORIDOLL Holdings Corp.	800	26,894
Toshiba Corp. (a)	271,527	727,748
Toshiba Machine Co. Ltd.	5,000	33,297
Toshiba Plant Systems & Services Corp.	4,600	96,191
Toshiba Tec Corp.	14,000	80,168
Tosho Co. Ltd.	200	7,364
Tosoh Corp.	13,100	232,713
Totetsu Kogyo Co. Ltd.	400	11,965
Toto Ltd.	5,900	335,154
Towa Pharmaceutical Co. Ltd.	100	6,367
Toyo Engineering Corp.	200	2,086
Toyo Ink South Carolina Holdings Co. Ltd.	22,749	140,673
Toyo Seikan Group Holdings Ltd.	8,400	132,393
Toyo Suisan Kaisha Ltd.	4,036	159,121
Toyo Tire & Rubber Co. Ltd.	7,200	123,161
Toyobo Co. Ltd.	3,200	62,466
Toyoda Gosei Co. Ltd.	5,700	144,638
Toyota Boshoku Corp.	1,800	37,986
Toyota Industries Corp.	7,000	414,288
Toyota Motor Corp.	108,492	7,114,081
Toyota Tsusho Corp.	7,849	282,527
TPR Co. Ltd.	1,200	36,498
Trancom Co. Ltd.	100	7,592
Trans Cosmos, Inc.	300	8,315
Trend Micro, Inc.	4,600	276,034
Trusco Nakayama Corp.	3,200	84,244
TS tech Co. Ltd.	1,600	65,203
TSI Holdings Co. Ltd.	5,300	42,421
Tsubaki Nakashima Co. Ltd.	3,400	80,428
Tsubakimoto Chain Co.	6,000	52,141
Tsugami Corp.	4,000	48,445
Tsukui Corp.	600	4,748
Tsumura & Co.	2,084	75,872
Tsuruha Holdings, Inc.	1,500	215,834
TV Asahi Corp.	100	2,353
Uacj Corp.	1,600	41,698
Ube Industries Ltd.	4,400	134,431
Ulvac, Inc.	1,959	105,548
Unicharm Corp.	16,100	452,868
Unipres Corp.	1,800	42,596
United Arrows Ltd.	400	14,764
United Super Markets Holdings, Inc.	2,500	32,885
United Technology Holdings Co. Ltd. (a)	1,500	41,507
United Urban Investment Corp.	116	178,053
Unitika Ltd. (a)	300	1,981
Universal Entertainment Corp.	1,000	47,567
Unizo Holdings Co. Ltd.	100	2,392
Ushio, Inc.	3,100	43,783
USS Co. Ltd.	8,500	178,911
V Technology Co. Ltd.	200	52,360
Valor Holdings Co. Ltd.	4,400	122,960
Vector, Inc.	900	17,420
VT Holdings Co. Ltd.	400	1,826
W-Scope Corp.	800	11,936
Wacoal Holdings Corp.	2,000	60,739
Wacom Co. Ltd.	4,200	21,284
Welcia Holdings Co. Ltd.	3,100	159,651
West Japan Railway Co.	6,956	493,130
Xebio Holdings Co. Ltd.	500	9,445
YA-MAN Ltd.	1,600	34,907
Yahoo! Japan Corp.	60,865	250,542
Yakult Honsha Co. Ltd.	4,600	328,211
YAMABIKO Corp.	200	2,874
Yamada Denki Co. Ltd.	27,810	146,020
Yamaguchi Financial Group, Inc.	16,000	200,220
Yamaha Corp.	7,100	343,569
Yamaha Motor Co. Ltd.	12,807	410,030
Yamato Holdings Co. Ltd.	14,300	368,553
Yamato Kogyo Co. Ltd.	3,800	112,971
Yamazaki Baking Co. Ltd.	7,300	160,130
Yamazen Co. Ltd.	300	3,041
Yaoko Co. Ltd.	400	22,247
Yaskawa Electric Corp.	10,400	425,247
Yodogawa Steel Works Ltd.	900	25,727
Yokogawa Bridge Holdings Corp.	2,300	50,263
Yokogawa Electric Corp.	9,012	199,003
Yokohama Reito Co. Ltd.	800	8,123
Yokohama Rubber Co. Ltd.	6,300	148,971
Yondoshi Holdings, Inc.	1,600	39,458
YONEX Co. Ltd.	400	2,236
Yoshinoya Holdings Co. Ltd.	2,300	42,773
Yuasa Trading Co. Ltd.	400	12,825
Zenkoku Hosho Co. Ltd.	2,500	103,481
Zenrin Co. Ltd.	1,050	21,236
Zensho Holdings Co. Ltd.	6,300	146,839
Zeon Corp.	6,000	77,991
ZERIA Pharmaceutical Co. Ltd.	2,300	47,317
Zojirushi Thermos	600	8,079

TOTAL JAPAN		186,916,791

Korea (South) - 3.7%
Advanced Process Systems Corp. (a)	72	1,553
AhnLab, Inc.	84	5,028
AMOREPACIFIC Corp.	1,380	449,723
AMOREPACIFIC Group, Inc.	1,471	196,422
Asiana Airlines, Inc. (a)	10,253	50,742
BGF Retail Co. Ltd.	506	90,245
BGFretail Co. Ltd.	304	3,605
BS Financial Group, Inc.	16,547	161,464
Bukwang Pharmaceutical Co. Ltd.	1,599	38,821
Celltrion Healthcare Co. Ltd.	1,493	125,192
Celltrion Pharm, Inc.	791	64,186
Celltrion, Inc.	3,385	856,582
Cheil Industries, Inc.	3,452	451,273
Cheil Worldwide, Inc.	1,563	27,876
Chong Kun Dang Pharmaceutical Corp.	163	17,808
CJ CGV Co. Ltd.	1,440	99,906
CJ CheilJedang Corp.	476	152,455
CJ Corp.	834	126,549
CJ E&M Corp.	1,425	120,422
CJ O Shopping Co. Ltd.	169	35,286
Com2uS Corp.	659	98,457
Cosmax, Inc.	761	111,564
Coway Co. Ltd.	2,291	187,186
Daelim Industrial Co.	2,063	165,668
Daesang Corp.	710	17,635
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	48,278
Daewoong Pharmaceutical Co. Ltd.	322	53,520
Daou Technology, Inc.	1,864	42,034
Db Insurance Co. Ltd.	3,542	208,037
DGB Financial Group Co. Ltd.	9,863	110,518
DIO Corp. (a)	21	818
Dong Suh Companies, Inc.	448	11,525
Dong-A Socio Holdings Co. Ltd.	6	706
Dongbu HiTek Co. Ltd.	1,070	13,438
Dongkuk Steel Mill Co. Ltd.	3,645	37,440
Dongwon Industries Co.	9	2,841
Doosan Bobcat, Inc.	975	29,680
Doosan Heavy Industries & Construction Co. Ltd.	4,885	81,650
Doosan Infracore Co. Ltd. (a)	8,372	80,130
DOUBLEUGAMES Co. Ltd.	331	19,317
DuzonBizon Co. Ltd.	1,292	59,598
E-Mart Co. Ltd.	884	222,873
Ecopro Co. Ltd. (a)	1,658	56,199
EO Technics Co. Ltd.	146	10,252
Fila Korea Ltd.	535	65,194
Foosung Co. Ltd. (a)	328	2,885
G-treeBNT Co. Ltd. (a)	987	43,501
GemVax & Kael Co. Ltd. (a)	176	3,155
Genexine Co. Ltd. (a)	932	95,904
Grand Korea Leisure Co. Ltd.	2,509	63,959
Green Cross Corp.	278	56,201
Green Cross Holdings Corp.	407	14,518
GS Engineering & Construction Corp.	4,986	189,956
GS Holdings Corp.	1,825	104,463
GS Retail Co. Ltd.	2,772	96,289
Halla Holdings Corp.	157	7,506
Hana Financial Group, Inc.	12,790	570,276
Hana Tour Service, Inc.	861	95,673
HanAll BioPharma Co. Ltd. (a)	1,336	38,112
Handsome Co. Ltd.	125	3,875
Hanjin Kal Corp.	2,719	62,204
Hankook Tire Co. Ltd.	3,713	171,448
Hankook Tire Worldwide Co. Ltd.	144	2,461
Hanmi Pharm Co. Ltd.	305	132,717
Hanmi Science Co. Ltd.	660	47,947
Hanon Systems	6,645	67,634
Hansae Co. Ltd.	90	1,899
Hansol Chemical Co. Ltd.	46	3,037
Hanssem Co. Ltd.	376	40,903
Hanwha Chemical Corp.	6,545	176,929
Hanwha Corp.	1,560	58,195
Hanwha Life Insurance Co. Ltd.	12,105	70,420
Hanwha Techwin Co. Ltd. (a)	1,726	38,842
Hite Jinro Co. Ltd.	2,113	43,013
HLB, Inc. (a)	1,246	141,363
Homecast Co. Ltd. (a)	104	936
Hotel Shilla Co.	1,390	150,561
Huchems Fine Chemical Corp.	136	3,378
HUGEL, Inc. (a)	80	37,702
Hyosung Corp.	729	89,515
Hyundai Construction Equipment Co. Ltd.	174	30,871
Hyundai Department Store Co. Ltd.	1,235	119,357
Hyundai Electric & Energy System Co. Ltd.	54	4,740
Hyundai Elevator Co. Ltd.	1,002	97,307
Hyundai Engineering & Construction Co. Ltd.	4,299	255,309
Hyundai Fire & Marine Insurance Co. Ltd.	2,065	73,755
Hyundai Glovis Co. Ltd.	1,230	193,529
Hyundai Greenfood Co. Ltd.	1,111	15,976
Hyundai Heavy Industries Co. Ltd. (a)	1,708	190,589
Hyundai Home Shopping Network Corp.	100	10,131
Hyundai Industrial Development & Construction Co. (d)	2,332	101,039
Hyundai Merchant Marine Co. Ltd. (a)	17,796	100,868
Hyundai Mipo Dockyard Co. Ltd. (a)	510	42,622
Hyundai Mobis	2,841	657,906
Hyundai Motor Co.	6,800	1,015,944
Hyundai Robotics Co. Ltd.	380	149,917
Hyundai Rotem Co. Ltd. (a)	47	1,172
Hyundai Steel Co.	4,123	233,307
Hyundai Wia Corp.	1,099	55,108
Iljin Materials Co. Ltd.	437	13,650
Illinois-Yang Pharmaceutical Co. Ltd.	24	919
Industrial Bank of Korea	11,646	183,239
ING Life Insurance Korea Ltd. (c)	2,082	80,097
INNOCEAN Worldwide, Inc.	16	992
iNtRON Biotechnology, Inc. (a)	998	41,843
IS Dongseo Co. Ltd.	24	733
JB Financial Group Co. Ltd.	10,696	61,424
Jeil Pharmaceutical Co. Ltd.	60	2,258
Jenax, Inc. (a)	1,126	29,703
JW Holdings Corp.	118	954
JW Pharmaceutical Corp.	102	3,962
Kakao Corp.	1,883	195,171
Kakao M Corp.	493	41,201
Kangwon Land, Inc.	4,549	122,759
KB Financial Group, Inc.	16,545	937,482
KC Tech Co. Ltd.	264	5,054
KC Tech Co. Ltd.	387	7,661
KCC Corp.	369	134,724
KEPCO Plant Service & Engineering Co. Ltd.	1,160	54,917
Kia Motors Corp.	12,246	378,498
Kiwoom Securities Co. Ltd.	1,216	134,553
Koh Young Technology, Inc.	946	89,925
Kolon Industries, Inc.	569	36,342
Kolon Life Science, Inc.	175	12,991
Komipharm International Co. Ltd. (a)	2,473	90,060
Korea Aerospace Industries Ltd.	2,771	111,779
Korea Electric Power Corp.	10,013	349,332
Korea Electric Terminal Co. Ltd.	40	1,890
Korea Express Co. Ltd. (a)	197	28,789
Korea Gas Corp. (a)	1,263	64,629
Korea Investment Holdings Co. Ltd.	1,599	136,022
Korea Kolmar Co. Ltd.	356	27,192
Korea Petro Chemical Industries Co. Ltd.	202	51,965
Korea Real Estate Investment Trust Co.	960	2,761
Korea Zinc Co. Ltd.	409	165,559
Korean Air Lines Co. Ltd.	2,873	91,615
Korean Reinsurance Co.	3,067	33,794
KT Corp.	90	2,282
KT Corp. sponsored ADR	640	8,595
KT Skylife Co. Ltd.	136	1,587
KT&G Corp.	5,524	504,468
Kumho Petro Chemical Co. Ltd.	922	92,551
Kumho Tire Co., Inc. (a)	6,369	36,992
Kwangju Bank Co. Ltd.	223	2,332
LG Chemical Ltd.	1,842	619,203
LG Corp.	3,711	281,030
LG Display Co. Ltd.	12,325	268,383
LG Electronics, Inc.	4,601	438,221
LG Fashion Corp.	1,267	33,363
LG Hausys Ltd.	145	11,021
LG Home Shopping, Inc.	38	6,171
LG Household & Health Care Ltd.	379	484,843
LG Innotek Co. Ltd.	911	99,103
LG International Corp.	1,950	48,162
Lotte Chemical Corp.	660	255,144
Lotte Chilsung Beverage Co. Ltd.	16	24,203
Lotte Confectionery Co. Ltd.	23	4,081
Lotte Confectionery Co. Ltd.	1,762	107,109
Lotte Fine Chemical Co. Ltd.	1,033	66,171
LOTTE Hi-Mart Co. Ltd.	97	6,748
Lotte Samkang Co. Ltd.	1	696
Lotte Shopping Co. Ltd.	562	134,344
LS Cable Ltd.	839	61,030
LS Industrial Systems Ltd.	338	21,651
Mando Corp.	327	69,313
Medipost Co. Ltd. (a)	320	37,321
Medy-Tox, Inc.	157	102,270
Meritz Financial Holdings Co.	497	6,474
Meritz Fire & Marine Insurance Co. Ltd.	1,224	23,945
Meritz Securities Co. Ltd.	30,015	116,733
Mirae Asset Daewoo Co. Ltd.	17,391	158,820
Mirae Asset Life Insurance Co. Ltd.	883	4,510
NAVER Corp.	1,174	784,914
NCSOFT Corp.	707	237,664
Netmarble Corp. (c)	1,103	151,918
Nexen Corp.	3,437	23,075
Nexen Tire Corp.	309	3,477
NHN Entertainment Corp. (a)	450	25,884
Nong Shim Co. Ltd.	55	16,640
Oci Co. Ltd.	881	128,334
Orion Corp./Republic of Korea	792	92,074
Orion Holdings Corp.	184	4,209
Osstem Implant Co. Ltd. (a)	126	6,471
Ottogi Corp.	19	14,087
Paradise Co. Ltd.	2,531	55,185
Partron Co. Ltd.	892	7,005
Poongsan Corp.	1,184	42,178
POSCO	3,089	1,061,491
POSCO Chemtech Co. Ltd.	1,079	37,077
Posco Daewoo Corp.	1,030	21,688
S&T Motiv Co. Ltd.	21	643
S-Oil Corp.	1,872	192,282
S.M. Entertainment Co. Ltd. (a)	1,057	35,285
S1 Corp.	1,567	143,542
Samlip General Food Co. Ltd.	19	2,289
Samsung Biologics Co. Ltd. (a)(c)	703	320,344
Samsung Card Co. Ltd.	273	9,509
Samsung Electro-Mechanics Co. Ltd.	2,256	249,631
Samsung Electronics Co. Ltd.	3,910	9,688,980
Samsung Engineering Co. Ltd. (a)	8,488	142,269
Samsung Fire & Marine Insurance Co. Ltd.	1,426	356,192
Samsung Heavy Industries Co. Ltd. (a)	17,146	117,677
Samsung Life Insurance Co. Ltd.	3,212	350,915
Samsung SDI Co. Ltd.	2,331	399,410
Samsung SDS Co. Ltd.	1,450	331,723
Samsung Securities Co. Ltd.	3,201	110,892
Samyang Holdings Corp.	20	2,073
Sebang Global Battery Co. Ltd.	44	1,335
Seegene, Inc. (a)	124	4,041
Seoul Semiconductor Co. Ltd.	3,465	61,475
SFA Engineering Corp.	764	23,150
Shinhan Financial Group Co. Ltd.	18,958	841,870
Shinsegae Co. Ltd.	400	155,940
SillaJen, Inc. (a)	2,196	172,452
SK C&C Co. Ltd.	1,237	339,592
SK Chemicals Co. Ltd.	563	22,422
SK Chemicals Co. Ltd./New (a)	604	57,246
SK Energy Co. Ltd.	2,936	538,716
SK Gas Co. Ltd.	28	2,455
SK Hynix, Inc.	24,141	1,904,815
SK Materials Co., Ltd.	159	22,879
SK Networks Co. Ltd.	2,149	11,278
SK Securities Co. Ltd. (a)	9,793	11,110
SK Telecom Co. Ltd.	1,060	225,875
SKC Co. Ltd.	1,350	48,029
Soulbrain Co. Ltd.	328	18,070
Ssangyong Cement Industrial Co. Ltd.	2,044	56,973
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	31,302
Taekwang Industrial Co. Ltd.	2	2,424
Telcon, Inc. (a)	2,567	33,917
Texcell-NetCom Co. Ltd. (a)	1,752	35,664
Tong Yang Life Insurance Co. Ltd.	381	2,932
Tongyang, Inc.	451	926
Toptec Co. Ltd.	877	21,824
Vieworks Co. Ltd.	36	1,304
ViroMed Co. Ltd. (a)	589	119,073
WONIK IPS Co. Ltd.	486	15,520
Woori Bank	20,754	311,041
Woori Investment & Securities Co. Ltd.	13,695	199,493
Youngone Corp.	229	6,394
Yuhan Corp.	256	54,741
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	41,108

TOTAL KOREA (SOUTH)		39,316,242

Luxembourg - 0.3%
ADO Properties SA (c)	1,507	82,913
Aperam	3,386	165,070
ArcelorMittal SA (Netherlands)	28,024	950,785
B&M European Value Retail S.A.	32,936	183,775
Eurofins Scientific SA	510	275,789
Grand City Properties SA	5,522	133,367
Millicom International Cellular SA (depository receipt)	2,517	167,864
PLAY Communications SA (c)	7,880	66,545
RTL Group SA	2,147	176,953
SAF-Holland SA	3,387	63,152
Senvion SA (a)	939	12,337
SES SA (France) (depositary receipt)	15,621	241,458
Solutions 30 SE (a)	1,361	67,550
Subsea 7 SA	11,436	160,657
Tenaris SA	19,288	361,481

TOTAL LUXEMBOURG		3,109,696

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,498
AirAsia Group BHD	43,900	42,909
Alliance Bank Malaysia Bhd	40,000	44,182
AMMB Holdings Bhd	63,200	62,452
Astro Malaysia Holdings Bhd (c)	91,400	44,287
Axiata Group Bhd	118,512	159,097
Berjaya Sports Toto Bhd	6,300	3,370
British American Tobacco (Malaysia) Bhd	8,200	51,155
Bumi Armada Bhd (a)	81,700	17,423
Bumiputra-Commerce Holdings Bhd	240,263	438,092
Bursa Malaysia Bhd	25,200	46,257
Cahya Mata Sarawak Bhd	36,300	37,322
Carlsberg Brewery BHD	6,000	30,253
Dialog Group Bhd	155,100	121,262
DiGi.com Bhd	103,800	121,899
Felda Global Ventures Holdings Bhd (c)	123,800	53,606
Gamuda Bhd	78,400	102,424
Genting Bhd	91,600	208,129
Genting Malaysia Bhd	126,000	164,132
Genting Plantations Bhd	5,700	14,394
Hap Seng Consolidated Bhd	35,500	88,377
Hartalega Holdings Bhd	62,000	92,321
Hong Leong Bank Bhd	27,300	131,684
Hong Leong Credit Bhd	7,900	39,021
IGB (REIT)	92,500	37,541
IHH Healthcare Bhd (c)	95,100	147,000
IJM Corp. Bhd	125,600	95,133
Inari Amertron Bhd	72,450	31,397
IOI Corp. Bhd	78,900	95,905
IOI Properties Group Bhd	134,175	53,310
Kossan Rubber Industries Bhd	14,900	25,306
KPJ Healthcare Bhd	198,000	46,749
Kuala Lumpur Kepong Bhd	25,100	162,753
Lafarge Malaysia Bhd (a)	17,400	18,659
Mah Sing Group Bhd	78,600	20,375
Malayan Banking Bhd	176,850	485,076
Malaysia Airports Holdings Bhd	33,800	77,475
Malaysia Building Society Bhd	98,258	28,695
Maxis Bhd	78,000	115,577
MISC Bhd	93,300	169,501
My E.G.Services Bhd	142,050	94,240
Nestle (Malaysia) BHD	5,100	179,242
Osk Holdings Bhd	3,750	952
Petronas Chemicals Group Bhd	94,500	203,126
Petronas Dagangan Bhd	13,700	94,091
Petronas Gas Bhd	27,400	124,036
POS Malaysia & Services Holding BHD	2,300	2,155
PPB Group Bhd	16,700	81,757
Press Metal Bhd	60,000	73,240
Public Bank Bhd	118,300	716,195
QL Resources Bhd	17,550	22,968
RHB Capital Bhd	61,100	82,198
SapuraKencana Petroleum Bhd	144,500	23,275
Sime Darby Bhd	77,089	52,233
Sime Darby Plantation Bhd	99,689	141,388
Sime Darby Property Bhd	77,089	29,223
SP Setia Bhd	73,395	59,458
Sunway (REIT)	92,800	38,065
Sunway Bhd	66,320	25,451
Telekom Malaysia Bhd	59,300	79,805
Tenaga Nasional Bhd	140,300	565,231
TIME dotCom Bhd	14,400	29,310
Top Glove Corp. Bhd	25,800	62,314
UEM Land Holdings Bhd	9,900	2,320
UMW Holdings Bhd (a)	33,700	52,348
UMW Oil & Gas Corp. Bhd (a)	26,254	1,787
UOA Development Bhd	4,000	2,473
Westports Holdings Bhd	100,200	84,699
Yinson Holdings Bhd	23,500	23,637
YTL Corp. Bhd	207,534	76,316
YTL Power International Bhd	60,588	14,156

TOTAL MALAYSIA		6,763,687

Malta - 0.0%
Brait SA	18,088	62,502
Kindred Group PLC (depositary receipt)	8,729	113,092

TOTAL MALTA		175,594

Marshall Islands - 0.0%
Seaspan Corp. (b)	665	5,114
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	63,966
Mexico - 0.7%
Alfa SA de CV Series A	113,000	145,071
Alsea S.A.B. de CV	15,211	56,575
America Movil S.A.B. de CV Series L	1,410,096	1,305,138
Banco del Bajio SA (c)	54,900	117,097
Banco Santander Mexico SA	91,600	135,769
Bolsa Mexicana de Valores S.A.B. de CV	23,900	46,108
CEMEX S.A.B. de CV unit	593,532	371,314
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	171,412
Compartamos S.A.B. de CV	74,100	59,234
Concentradora Fibra Danhos SA de CV	1,300	2,312
Concentradora Fibra Hotelera Mexicana SA de CV (c)	47,600	29,600
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	24,345
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	13,751
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	46,343
Credito Real S.A.B. de CV	13,100	19,221
El Puerto de Liverpool S.A.B. de CV Class C	5,300	35,362
Embotelladoras Arca S.A.B. de CV	15,300	105,747
Fibra Uno Administracion SA de CV	122,335	202,583
Fomento Economico Mexicano S.A.B. de CV unit	77,491	749,053
Genomma Lab Internacional SA de CV (a)	18,100	17,604
Gruma S.A.B. de CV Series B	10,060	122,875
Grupo Aeromexico S.A.B. de CV (a)	17,486	24,450
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	12,996	135,185
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	9,415	169,316
Grupo Aeroportuario Norte S.A.B. de CV	15,800	83,672
Grupo Bimbo S.A.B. de CV Series A	65,877	153,332
Grupo Carso SA de CV Series A1	21,327	76,632
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,499
Grupo Financiero Banorte S.A.B. de CV Series O	101,839	637,214
Grupo Financiero Inbursa S.A.B. de CV Series O	100,000	166,613
Grupo Financiero Interacciones SA de CV	6,100	29,994
Grupo Herdez S.A.B. de CV	800	1,915
Grupo Lala S.A.B. de CV	21,000	26,859
Grupo Mexico SA de CV Series B	151,417	503,346
Grupo Televisa SA de CV	106,370	381,753
Hoteles City Express S.A.B. de CV (a)	1,700	2,403
Industrias Bachoco SA de CV Series B	2,600	13,395
Industrias CH SA de CV (a)	9,000	44,716
Industrias Penoles SA de CV	6,145	128,978
Infraestructura Energetica Nova S.A.B. de CV	28,933	127,369
Kimberly-Clark de Mexico SA de CV Series A	72,867	132,237
Macquarie Mexican (REIT) (c)	28,400	30,310
Mexichem S.A.B. de CV	39,628	123,787
Minera Frisco S.A.B. de CV (a)	4,100	2,208
Prologis Property Mexico SA	22,300	41,423
Promotora y Operadora de Infraestructura S.A.B. de CV	11,275	115,535
Qualitas Controladora S.A.B. de CV	2,300	6,421
Regional S.A.B. de CV	27,300	174,409
Telesites S.A.B. de C.V. (a)	40,900	31,535
Terrafina	48,800	77,811
Unifin Financiera SAPI de CV	2,000	7,158
Wal-Mart de Mexico SA de CV Series V	212,630	590,865

TOTAL MEXICO		7,823,854

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	87,000	80,895
HKT Trust/HKT Ltd. unit	189,000	248,665
Langham Hospitality Investment unit	24,000	10,048

TOTAL MULTI-NATIONAL		339,608

Netherlands - 3.0%
Aalberts Industries NV	5,133	253,151
ABN AMRO Group NV GDR	17,416	541,142
Accell Group NV	2,227	52,119
Accell Group NV rights (a)	2,227	1,345
AEGON NV	71,511	526,085
AerCap Holdings NV (a)	5,982	311,842
Airbus Group NV	24,256	2,847,246
Akzo Nobel NV	10,462	946,280
Akzo Nobel NV rights (a)	10,462	24,510
Altice NV Class A (a)	22,957	220,064
AMG Advanced Metallurgical Group NV	1,527	71,658
Arcadis NV	4,056	80,034
Arcadis NV rights (a)	4,056	2,302
ASM International NV (Netherlands)	3,633	218,044
ASML Holding NV (Netherlands)	16,093	3,060,840
ASR Nederland NV	5,967	282,177
Basic-Fit NV (a)(c)	1,253	37,752
BE Semiconductor Industries NV	1,716	118,843
BinckBank NV	316	1,843
Brack Capital Properties NV (a)	281	31,231
Brunel International NV	60	1,079
CNH Industrial NV	41,299	510,696
COSMO Pharmaceuticals NV	427	62,520
CSM NV (exchangeable)	3,479	111,417
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	105,807
Euronext NV (c)	2,394	171,725
EXOR NV	4,304	319,855
Ferrari NV	5,199	640,702
Fiat Chrysler Automobiles NV	44,675	1,001,843
Flow Traders BV (c)	1,007	39,011
Fugro NV (Certificaten Van Aandelen) (a)	3,080	48,817
Gemalto NV	3,203	192,933
Heineken Holding NV	4,543	461,932
Heineken NV (Bearer)	10,491	1,105,998
IMCD Group BV	1,851	114,110
ING Groep NV (Certificaten Van Aandelen)	160,306	2,701,240
Intertrust NV (c)	2,942	58,621
Interxion Holding N.V. (a)	2,888	187,778
Kendrion NV	921	37,203
Kendrion NV rights 5/13/18 (a)	921	968
Koninklijke Ahold Delhaize NV	52,820	1,276,028
Koninklijke BAM Groep NV	9,121	43,507
Koninklijke BAM Groep NV rights (a)	9,121	1,101
Koninklijke Boskalis Westminster NV	5,334	158,264
Koninklijke DSM NV	7,360	762,763
Koninklijke KPN NV	156,073	485,736
Koninklijke Philips Electronics NV	39,013	1,651,273
Koninklijke Volkerwessels NV	3,756	106,771
Koninklijke Wessanen NV	7,673	155,204
NN Group NV	12,545	601,277
NSI NV	159	6,845
NSI NV rights 5/9/18 (a)	159	215
NXP Semiconductors NV (a)	13,937	1,461,991
OCI NV (a)	3,488	83,021
Philips Lighting NV (c)	4,672	142,402
PostNL NV	26,741	104,014
PostNL NV rights 5/13/18 (a)	26,741	5,490
QIAGEN NV (Germany) (a)	8,696	286,580
Randstad NV	4,859	313,219
RELX NV	41,181	875,997
RHI Magnesita NV	1,481	87,346
SBM Offshore NV	9,799	164,837
Steinhoff International Holdings NV (South Africa)	110,509	17,022
STMicroelectronics NV (France)	25,541	557,695
Takeaway.com Holding BV (a)(c)	929	54,074
TKH Group NV (depositary receipt)	1,651	104,472
TomTom Group BV (a)	7,482	73,963
Unilever NV (Certificaten Van Aandelen) (Bearer)	67,992	3,897,885
VastNed Retail NV	905	45,300
Vopak NV	3,241	160,076
Wereldhave NV	1,967	79,099
Wolters Kluwer NV	12,510	677,250

TOTAL NETHERLANDS		31,943,480

New Zealand - 0.2%
Air New Zealand Ltd.	19,153	44,067
Argosy Property Ltd.	24,000	17,140
Auckland International Airport Ltd.	47,043	211,175
Chorus Ltd.	12,303	35,015
Contact Energy Ltd.	25,876	97,950
Fisher & Paykel Healthcare Corp.	22,309	200,132
Fletcher Building Ltd.	36,219	160,802
Freightways Ltd.	20,207	106,490
Genesis Energy Ltd.	24,701	39,104
Goodman Property Trust	98,744	94,835
Infratil Ltd.	17,752	39,907
Kiwi Property Group Ltd.	31,962	30,809
Mercury Nz Ltd.	30,569	68,612
Meridian Energy Ltd.	47,067	97,362
Metlifecare Ltd.	10,948	44,523
New Zealand Refining Co. Ltd.	2,258	3,734
Precinct Properties New Zealand Ltd.	32,328	29,115
Ryman Healthcare Group Ltd.	17,447	130,123
Sky Network Television Ltd.	8,011	12,851
SKYCITY Entertainment Group Ltd.	24,272	69,165
Spark New Zealand Ltd.	77,377	188,371
Summerset Group Holdings Ltd.	6,250	30,343
The a2 Milk Co. Ltd. (a)	27,561	235,612
Trade Maine Group Ltd.	13,543	44,309
Z Energy Ltd.	21,573	110,046

TOTAL NEW ZEALAND		2,141,592

Norway - 0.5%
Akastor ASA (a)	1,713	3,399
Aker ASA (A Shares)	736	46,239
Aker Bp ASA	4,508	148,463
Aker Solutions ASA (a)	14,785	100,517
Austevoll Seafood ASA	2,606	31,445
B2Holding ASA	10,356	26,012
Borregaard ASA	6,927	73,654
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	19,161	35,731
DNB ASA	40,203	751,850
Entra ASA (c)	5,779	79,529
Europris ASA (c)	6,082	21,228
Gjensidige Forsikring ASA	7,547	119,664
IDEX ASA (a)	15,306	7,727
Kongsberg Automotive ASA (a)	6,068	7,110
Leroy Seafood Group ASA	19,203	141,181
Marine Harvest ASA	18,070	393,394
Merkantildata ASA	5,873	87,411
Nordic Nanovector ASA (a)	1,041	6,441
Nordic VLSI ASA (a)	8,476	53,567
Norsk Hydro ASA	52,622	328,675
Norway Royal Salmon ASA	135	3,201
Norwegian Air Shuttle A/S (a)	1,512	57,108
Norwegian Finans Holding ASA (a)	3,567	43,485
Ocean Yield ASA	229	1,975
Orkla ASA	35,642	330,283
Otello Corp. ASA (a)	778	1,993
Petroleum Geo-Services ASA (a)	14,562	62,914
Protector Forsikring ASA	1,752	16,358
Renewable Energy Corp. ASA (a)	21,761	3,714
Salmar ASA	2,612	122,097
Schibsted ASA (B Shares)	3,640	98,007
Skandiabanken ASA (c)	1,730	15,635
Sparebanken Midt-Norge	4,616	46,377
Sparebanken Nord-Norge	2,669	19,729
Statoil ASA	45,534	1,164,428
Storebrand ASA (A Shares)	23,114	197,940
Telenor ASA	30,700	679,511
TGS Nopec Geophysical Co. ASA	3,733	118,286
Wallenius Wilhelmsen Logistics (a)	3,283	22,713
XXL ASA (c)	8,237	71,668
Yara International ASA	7,150	302,139

TOTAL NORWAY		5,842,798

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	48,942
Fauji Fertilizer Co. Ltd.	31,000	26,759
Habib Bank Ltd.	43,900	73,958
Hub Power Co. Ltd.	17,200	15,338
Lucky Cement Ltd.	7,200	41,193
MCB Bank Ltd.	28,400	51,322
National Bank of Pakistan	15,500	6,801
Oil & Gas Development Co. Ltd.	34,300	49,484
Pakistan State Oil Co. Ltd.	8,330	24,459
United Bank Ltd.	39,600	68,907

TOTAL PAKISTAN		407,163

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	52,712	310,108
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,088	144,954
Grana y Montero SAA sponsored ADR (a)(b)	2,645	8,808

TOTAL PERU		153,762

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	59,760	80,414
Aboitiz Power Corp.	140,300	102,995
Alliance Global Group, Inc. (a)	125,700	31,709
Ayala Corp.	10,995	204,831
Ayala Land, Inc.	284,300	223,742
Bank of the Philippine Islands (BPI)	49,604	100,554
BDO Unibank, Inc.	73,283	186,162
Benpres Holdings Corp.	43,900	3,660
Bloomberry Resorts Corp.	131,300	31,150
Cebu Air, Inc.	5,790	9,857
CEMEX Holdings Philippines, Inc. (a)	12,400	859
Cosco Capital, Inc.	9,000	1,165
D&L Industries, Inc.	313,200	65,649
DMCI Holdings, Inc.	89,300	19,011
DoubleDragon Properties Corp.	7,760	4,682
Filinvest Land, Inc.	24,000	766
First Gen Corp.	9,200	2,771
First Phillipines Holdings Corp.	6,460	8,072
Globe Telecom, Inc.	2,120	63,214
GT Capital Holdings, Inc.	3,995	81,094
International Container Terminal Services, Inc.	11,690	19,096
JG Summit Holdings, Inc.	102,570	126,544
Jollibee Food Corp.	19,010	104,631
Manila Electric Co.	9,210	57,262
Manila Water Co., Inc.	38,600	20,643
Megaworld Corp.	325,000	28,245
Metro Pacific Investments Corp.	571,600	56,304
Metropolitan Bank & Trust Co.	34,341	56,332
Philippine Long Distance Telephone Co.	4,880	136,782
Robinsons Land Corp.	137,056	47,340
Security Bank Corp.	13,030	52,550
SM Investments Corp.	11,170	202,296
SM Prime Holdings, Inc.	323,500	213,515
Universal Robina Corp.	36,170	98,313
Vista Land & Lifescapes, Inc.	61,300	7,698

TOTAL PHILIPPINES		2,449,908

Poland - 0.3%
Alior Bank SA (a)	4,920	99,596
Asseco Poland SA	2,194	27,504
Bank Handlowy w Warszawie SA	3,034	71,747
Bank Millennium SA (a)	36,074	87,876
Bank Polska Kasa Opieki SA	6,696	223,019
Bank Zachodni WBK SA	1,354	143,276
BRE Bank SA	902	110,352
Budimex SA	198	10,594
CD Projekt RED SA	2,757	98,031
Ciech SA	399	6,468
Cyfrowy Polsat SA	9,329	68,203
Dino Polska SA (a)(c)	2,916	78,926
ENEA SA	5,656	16,808
Energa SA	3,153	9,262
Eurocash SA	2,146	14,986
Globe Trade Centre SA	954	2,514
Grupa Lotos SA	4,667	73,558
Jastrzebska Spolka Weglowa SA (a)	2,542	59,982
KGHM Polska Miedz SA (Bearer)	5,347	142,654
Kruk SA	919	60,222
LPP SA	48	125,407
Netia Holdings SA	7,446	10,989
NG2 SA	1,220	90,027
PKP Cargo SA (a)	727	8,513
Polish Oil & Gas Co. SA	65,424	115,196
Polska Grupa Energetyczna SA (a)	36,500	108,881
Polski Koncern Naftowy Orlen SA	12,577	321,426
Powszechna Kasa Oszczednosci Bank SA (a)	38,187	455,217
Powszechny Zaklad Ubezpieczen SA	24,165	295,500
Tauron Polska Energia SA (a)	27,541	18,440
Telekomunikacja Polska SA (a)	39,036	58,612
Warsaw Stock Exchange	1,335	15,005
Zaklady Azotowe w Tarnowie-Moscicach SA	855	13,033

TOTAL POLAND		3,041,824

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	454,177	152,528
CTT Correios de Portugal SA	8,784	32,438
Energias de Portugal SA	96,996	360,299
Galp Energia SGPS SA Class B	20,705	397,928
Jeronimo Martins SGPS SA	11,220	197,006
NOS SGPS SA	7,541	44,859
Portucel Industrial Empresa Produtora de Celulosa SA	20,223	118,199
REN - Redes Energeticas Nacionais SGPS SA	21,868	68,977
Sonae SGPS SA	33,655	45,844

TOTAL PORTUGAL		1,418,078

Qatar - 0.1%
Barwa Real Estate Co.	3,257	31,622
Doha Bank	7,237	53,845
Ezdan Holding Group (a)	29,195	89,886
Gulf International Services QSC	100	513
Gulf Warehousing Co. (a)	1,657	19,460
Industries Qatar QSC (a)	7,318	225,107
Masraf al Rayan	19,803	193,516
Medicare Group	250	4,569
Qatar Electricity & Water Co.	1,723	93,698
Qatar First Bank (a)	1,004	1,641
Qatar Gas Transport Co. Ltd. (Nakilat)	8,384	33,826
Qatar Insurance Co. SAQ	6,460	64,724
Qatar Islamic Bank	1,600	47,024
Qatar National Bank SAQ	9,199	381,502
Qatar National Cement Co. QSC	53	802
Qatar Telecom (Qtel) Q.S.C. (a)	3,140	68,302
The Commercial Bank of Qatar	14,858	147,519
United Development Co.	3,348	13,425
Vodafone Qatar QSC (a)	8,279	21,374

TOTAL QATAR		1,492,355

Russia - 0.7%
Aeroflot - Russian Airlines	25,479	58,263
Alrosa Co. Ltd.	99,293	141,294
DIXY Group OJSC (a)	6,420	32,828
Gazprom OAO	442,571	1,025,597
Inter Rao Ues JSC	1,220,773	77,543
LSR Group OJSC GDR (Reg. S)	12,843	34,227
Lukoil PJSC	17,585	1,161,710
Magnit OJSC GDR (Reg. S)	14,236	270,342
Magnitogorsk Iron & Steel Works PJSC	109,800	84,879
Mechel Steel Group OAO sponsored ADR (a)	320	1,174
MMC Norilsk Nickel PJSC	2,641	451,112
Mobile TeleSystems OJSC sponsored ADR	22,785	239,243
Moscow Exchange MICEX-RTS OAO	67,894	130,187
Mosenergo PJSC	337,078	13,775
NOVATEK OAO GDR (Reg. S)	3,664	465,328
Novolipetsk Steel OJSC	54,431	139,300
PhosAgro OJSC GDR (Reg. S)	5,232	75,445
Polyus PJSC	1,172	74,352
Rosneft Oil Co. OJSC	47,416	288,385
RusHydro PJSC	6,371,585	75,379
Sberbank of Russia	454,523	1,620,145
Severstal PAO	7,803	125,386
Sistema JSFC sponsored GDR	4,633	16,846
Surgutneftegas OJSC	280,486	131,129
Tatneft PAO	63,617	677,918
TMK OAO GDR (Reg. S)	2,884	14,449
VTB Bank OJSC (a)	240,647,980	206,245

TOTAL RUSSIA		7,632,481

Singapore - 1.0%
Accordia Golf Trust	13,000	6,023
Ascendas Hospitality Trust unit	11,400	6,987
Ascendas Real Estate Investment Trust	105,400	211,442
Ascott Residence Trust	83,171	71,436
Asian Pay Television Trust	50,400	18,600
Cache Logistics Trust	48,292	30,385
CapitaCommercial Trust (REIT)	127,089	173,629
CapitaLand Ltd.	93,300	263,092
CapitaMall Trust	142,900	225,663
CapitaRetail China Trust	58,301	68,860
CDL Hospitality Trusts unit	39,800	53,253
City Developments Ltd.	16,500	156,798
ComfortDelgro Corp. Ltd.	94,700	159,834
DBS Group Holdings Ltd.	73,966	1,706,550
ESR (REIT)	19,526	7,783
Ezion Holdings Ltd. (a)	51,300	4,598
Ezion Holdings Ltd. warrants 4/17/23 (a)	30,780	0
Far East Hospitality Trust unit	12,777	6,488
First (REIT)	8,466	8,737
First Resources Ltd.	20,200	25,686
Frasers Centrepoint Trust	9,100	15,344
Frasers Commercial Trust	3,257	3,431
Frasers Logistics & Industrial Trust	126,200	99,667
Hutchison Port Holdings Trust	228,600	76,216
Jardine Cycle & Carriage Ltd.	5,500	141,509
K-REIT Asia	117,988	110,151
Keppel Corp. Ltd.	59,100	362,470
Keppel DC (REIT)	6,900	7,412
Keppel Infrastructure Trust	222,400	90,340
Lippo Malls Indonesia Retail Trust	147,100	36,000
Macquarie MEAG Prime (REIT)	8,200	4,446
Manulife U.S. REIT	60,100	57,078
Mapletree Commercial Trust	93,023	113,390
Mapletree Greater China Commercial Trust	110,900	99,213
Mapletree Industrial (REIT)	77,300	117,979
Mapletree Logistics Trust (REIT)	69,454	66,351
MobileOne Ltd.	2,400	3,269
NetLink NBN Trust (a)	175,969	107,385
OUE Hospitality Trust	14,400	9,104
Oue Ltd.	6,100	8,300
Oversea-Chinese Banking Corp. Ltd.	131,200	1,355,111
Parkway Life REIT	1,400	2,939
Raffles Medical Group Ltd.	65,178	56,345
Rht Health Trust	35,300	21,169
Sembcorp Industries Ltd.	47,900	110,334
Sembcorp Marine Ltd.	26,000	41,570
Sheng Siong Group Ltd.	9,400	7,217
SIIC Environment Holdings Ltd.	4,900	1,605
Singapore Airlines Ltd.	23,800	194,193
Singapore Airport Terminal Service Ltd.	27,800	115,520
Singapore Exchange Ltd.	38,100	220,943
Singapore Post Ltd.	76,300	76,828
Singapore Press Holdings Ltd.	72,600	148,353
Singapore Technologies Engineering Ltd.	53,500	140,001
Singapore Telecommunications Ltd.	322,700	853,572
SPH REIT	3,000	2,239
StarHub Ltd.	59,300	101,161
Suntec (REIT)	118,400	174,037
United Engineers Ltd.	15,800	32,392
United Overseas Bank Ltd.	56,514	1,279,716
UOL Group Ltd.	23,531	155,413
Venture Corp. Ltd.	11,600	181,436
Wilmar International Ltd.	73,500	179,812
Wing Tai Holdings Ltd.	6,800	10,419
Yangzijiang Shipbuilding Holdings Ltd.	108,000	94,310
Yanlord Land Group Ltd.	17,000	21,678
Yoma Strategic Holdings Ltd.	99,600	32,085

TOTAL SINGAPORE		10,345,297

South Africa - 1.6%
Advtech Ltd.	4,172	5,458
Aeci Ltd.	3,629	33,996
African Rainbow Minerals Ltd.	3,001	24,535
Alexander Forbes Group Holdings Ltd.	5,905	3,028
Anglo American Platinum Ltd.	2,406	64,565
AngloGold Ashanti Ltd.	17,610	157,410
Arrowhead Properties Ltd. A linked	62,596	35,062
Ascendis Health Ltd.	1,377	1,076
Aspen Pharmacare Holdings Ltd.	16,023	345,483
Assore Ltd.	1,824	45,027
Astral Foods Ltd.	2,806	68,556
Attacq Ltd. (a)	33,527	51,709
AVI Ltd.	12,579	115,058
Barclays Africa Group Ltd.	28,937	423,848
Barloworld Ltd.	8,163	110,248
Bidcorp Ltd.	13,630	313,330
Bidvest Group Ltd.	13,170	257,989
Blue Label Telecoms Ltd.	2,242	2,225
Capitec Bank Holdings Ltd.	1,665	118,538
Cashbuild Ltd.	1,224	42,571
City Lodge Hotels Ltd.	140	1,831
Clicks Group Ltd.	10,800	184,647
Coronation Fund Managers Ltd.	6,216	36,913
Curro Holdings Ltd. (a)	7,456	20,063
DataTec Ltd.	7,047	11,992
Delta Property Fund Ltd.	4,207	2,206
Dis-Chem Pharmacies Pty Ltd. (c)	10,513	31,393
Discovery Ltd.	17,282	239,958
Emira Property Fund Ltd.	40,873	52,809
EOH Holdings Ltd.	4,397	13,365
Exxaro Resources Ltd.	10,347	91,778
Famous Brands Ltd. (a)	6,133	54,583
FirstRand Ltd.	140,669	753,357
Fortress (REIT) Ltd.:
Class A	46,682	64,245
Class B	28,294	39,431
Foschini Ltd.	8,983	154,557
Gold Fields Ltd.	34,811	132,162
Grindrod Ltd. (a)	13,572	15,516
Growthpoint Properties Ltd.	114,102	263,978
Harmony Gold Mining Co. Ltd.	22,436	45,781
Hosken Consolidated Investment Ltd.	537	6,272
Hyprop Investments Ltd.	12,075	110,240
Impala Platinum Holdings Ltd. (a)	28,822	51,335
Imperial Holdings Ltd.	5,345	102,817
Investec Ltd.	12,903	101,783
Invicta Holdings Ltd.	553	1,967
JSE Ltd.	2,784	43,275
KAP Industrial Holdings Ltd.	58,972	41,687
Kumba Iron Ore Ltd.	2,369	50,608
Liberty Holdings Ltd.	7,641	80,509
Life Healthcare Group Holdings Ltd.	52,863	124,613
Massmart Holdings Ltd.	5,344	71,363
MMI Holdings Ltd.	31,057	55,287
Mondi Ltd.	4,488	130,937
Mpact Ltd.	4,274	9,782
Mr Price Group Ltd.	10,394	228,084
MTN Group Ltd.	72,552	728,183
Murray & Roberts Holdings Ltd.	6,685	8,275
Nampak Ltd. (a)	20,838	23,187
Naspers Ltd. Class N	18,405	4,483,818
Nedbank Group Ltd.	8,297	197,867
Netcare Ltd.	48,796	121,506
Northam Platinum Ltd. (a)	19,456	59,722
Oceana Group Ltd.	307	2,014
Omnia Holdings Ltd.	834	9,593
Peregrine Holdings Ltd.	1,032	1,768
Pick 'n Pay Stores Ltd.	27,812	180,047
Pioneer Foods Ltd.	4,559	44,338
Pretoria Portland Cement Co. Ltd. (a)	41,790	29,199
PSG Group Ltd.	5,285	95,090
Rand Merchant Insurance Holdings Ltd.	25,434	84,231
Rebosis Property Fund Ltd.	1,887	1,226
Redefine Properties Ltd.	178,029	171,088
Remgro Ltd.	21,738	391,363
Resilient Property Income Fund Ltd.	13,266	72,181
Reunert Ltd.	18,692	116,451
RMB Holdings Ltd.	40,763	255,677
SA Corporate Real Estate Fund	131,416	50,317
Sanlam Ltd.	60,493	382,135
Sappi Ltd.	22,506	143,626
Sasol Ltd.	23,272	831,913
Shoprite Holdings Ltd.	17,784	353,827
Sibanye-Stillwater	77,195	67,666
Spar Group Ltd.	9,108	153,113
Stadio Holdings Ltd. (a)	11,721	4,477
Standard Bank Group Ltd.	54,508	934,845
Sun International Ltd. (a)	949	4,271
Super Group Ltd. (a)	9,267	27,625
Telkom SA Ltd.	7,350	33,566
Tiger Brands Ltd.	7,014	219,211
Tongaat Hulett Ltd.	14,194	102,892
Trencor Ltd.	11,924	32,829
Truworths International Ltd.	18,379	150,259
Tsogo Sun Holdings Ltd.	16,839	30,781
Vodacom Group Ltd.	24,328	304,146
Vukile Property Fund Ltd.	7,975	14,350
Wilson Bayly Holmes-Ovcon Ltd.	1,650	20,975
Woolworths Holdings Ltd.	44,529	228,841
Zeder Investments Ltd.	90,708	44,711

TOTAL SOUTH AFRICA		16,854,036

Spain - 2.2%
Abertis Infraestructuras SA	27,597	608,535
Acerinox SA	7,510	105,609
ACS Actividades de Construccion y Servicios SA	10,331	435,398
Aena Sme SA (c)	2,627	542,792
Almirall SA	4,435	55,324
Amadeus IT Holding SA Class A	17,932	1,314,439
Applus Services SA	7,934	107,404
Atresmedia Corporacion de Medios de Comunicacion SA	11,381	106,926
Azucarera Ebro Agricolas SA	2,057	49,681
Banco Bilbao Vizcaya Argentaria SA	274,426	2,220,671
Banco de Sabadell SA	222,010	436,063
Banco Santander SA (Spain)	670,762	4,352,196
Bankia SA	54,157	238,514
Bankinter SA	27,479	288,034
Bolsas Y Mercados Espanoles	3,583	125,824
CaixaBank SA	149,121	725,157
Catalana Occidente SA	2,492	109,991
Cellnex Telecom Sau (c)	7,318	196,540
Cemex Latam Holdings SA (a)	1,110	3,422
Cie Automotive SA	1,466	54,951
Codere SA (a)	1,150	13,887
Compania de Distribucion Integral Logista Holdings SA	4,137	93,372
Construcciones y Auxiliar de Ferrocarriles	610	29,318
Corporacion Financiera Alba SA	282	17,572
Distribuidora Internacional de Alimentacion SA	26,787	124,540
Enagas SA	10,080	293,847
Ence Energia y Celulosa SA	6,455	50,044
Endesa SA	11,687	273,373
Euskaltel, S.A. (c)	1,664	15,473
Faes Farma SA	21,179	86,190
Ferrovial SA	19,983	427,972
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	33,195
Gamesa Corporacion Tecnologica SA	10,192	175,572
Gas Natural SDG SA	14,297	361,012
Gestamp Automocion SA (c)	10,749	87,618
Grifols SA	14,227	401,165
Grupo Acciona SA	1,825	152,993
Hispania Activos Inmobiliarios SA	7,346	156,130
Iberdrola SA	237,899	1,843,232
Inditex SA	45,513	1,416,907
Indra Sistemas SA (a)	6,580	91,220
Inmobiliaria Colonial SA	14,600	169,962
International Consolidated Airlines Group SA	26,182	226,760
Lar Espana Real Estate Socimi SA	1,518	17,231
Liberbank SA (a)	155,645	89,317
MAPFRE SA (Reg.)	53,061	184,797
Mediaset Espana Comunicacion SA	7,346	70,560
Melia Hotels International SA	4,299	64,063
Merlin Properties Socimi SA	15,848	244,967
Miquel y Costas & Miquel SA	527	21,320
Neinor Homes SLU (a)(c)	7,345	142,449
New Hampshire Hotel Group S.A	7,087	54,773
Obrascon Huarte Lain SA (a)	1,909	8,961
Pharma Mar SA (a)	6,023	11,797
Prosegur Compania de Seguridad SA (Reg.)	9,371	71,067
Red Electrica Corporacion SA	17,945	373,802
Repsol SA	50,052	958,018
Sacyr SA	14,999	43,217
Saeta Yield SA	797	11,857
Talgo SA	5,549	34,041
Tecnicas Reunidas SA	1,293	41,768
Telefonica SA	193,969	1,976,639
Telepizza Group SAU (a)(c)	3,895	26,105
Tubacex SA (a)	2,062	8,802
Unicaja Banco SA	80,271	145,500
Viscofan Envolturas Celulosicas SA	1,627	108,062
Zardoya Otis SA	7,226	73,910

TOTAL SPAIN		23,401,848

Sweden - 2.0%
AarhusKarlshamn AB	1,311	116,029
AF AB (B Shares)	1,812	37,806
Ahlsell AB	19,741	118,131
Alfa Laval AB	13,812	343,382
Alimak Group AB (c)	1,237	18,336
Arjo AB	13,218	39,020
ASSA ABLOY AB (B Shares)	40,277	847,244
Atlas Copco AB:
(A Shares)	19,574	769,177
(B Shares)	23,572	840,679
Attendo AB (c)	7,307	74,308
Avanza Bank Holding AB	1,142	53,835
Axfood AB	4,976	92,597
Bergman & Beving AB (B Shares)	315	3,281
Betsson AB (B Shares)	5,780	41,241
Bilia AB (A Shares)	6,304	52,157
Billerud AB	8,713	128,456
BioGaia AB	893	42,933
Boliden AB	10,822	376,690
Bonava AB	8,886	108,073
Bravida AB (c)	13,091	93,885
Bure Equity AB	2,033	21,893
BYGGmax Group AB	2,346	12,471
Capio AB (c)	4,409	19,939
Castellum AB	8,412	136,411
Cherry AB (a)	2,000	16,262
Clas Ohlson AB (B Shares)	2,193	24,042
Cloetta AB	13,927	49,972
Com Hem Holding AB	9,233	160,479
D. Carnegie & Co. AB (a)	1,489	23,194
Dios Fastigheter AB	5,457	34,711
Dometic Group AB (c)	12,017	115,481
Dustin Group AB (c)	1,681	14,110
Electrolux AB (B Shares)	10,080	266,255
Elekta AB (B Shares)	15,304	173,826
Eltel AB (a)(c)	3,974	11,491
Essity AB Class B	24,771	630,827
Evolution Gaming Group AB	879	55,410
Fabege AB	13,228	153,026
Fastighets AB Balder (a)	2,939	75,987
Fingerprint Cards AB	6,155	5,331
Getinge AB (B Shares)	10,057	93,786
Granges AB	3,812	53,545
H&M Hennes & Mauritz AB (B Shares) (b)	39,813	684,162
Haldex AB	927	9,962
Hansa Medical AB (a)	1,570	47,046
Hemfosa Fastigheter AB	4,338	53,899
Hexagon AB (B Shares)	10,600	614,938
HEXPOL AB (B Shares)	14,880	154,634
Hoist Finance AB (c)	6,041	53,603
Holmen AB (B Shares)	4,648	114,971
Hufvudstaden AB Series A	5,839	86,018
Husqvarna AB (B Shares)	18,366	177,103
ICA Gruppen AB	2,544	79,167
Industrivarden AB (C Shares)	4,359	92,166
Indutrade AB	4,016	95,118
Intrum Justitia AB (b)	3,276	87,244
Investment AB Oresund	100	1,496
Investor AB (B Shares)	17,275	755,774
Inwido AB	1,240	10,819
ITAB Shop Concept AB	678	3,058
JM AB (B Shares)	2,643	52,488
Kinnevik AB (B Shares)	9,187	332,684
Klovern AB (B Shares)	27,231	34,114
Kungsleden AB	13,492	95,990
LeoVegas AB (c)	1,894	18,558
Lindab International AB	3,236	25,018
Loomis AB (B Shares)	3,056	111,747
Lundbergfoeretagen AB	2,827	192,090
Lundin Petroleum AB	8,890	245,888
Mekonomen AB	2,083	31,923
Modern Times Group MTG AB (B Shares)	1,979	78,015
MQ Holding AB	10	17
Mycronic AB	3,498	40,346
NCC AB Series B	2,472	45,634
Net Entertainment NE AB	4,722	27,124
New Wave Group AB (B Shares)	582	3,463
Nibe Industrier AB (B Shares)	11,210	114,703
Nobia AB	5,154	40,671
Nobina AB (c)	3,257	21,461
Nolato AB Series B	1,115	84,039
Nordea Bank AB	125,990	1,285,993
Nordnet AB Class B (d)	492	0
Pandox AB	3,228	54,558
Peab AB	11,839	105,321
Probi AB	251	14,017
Ratos AB (B Shares)	20,802	82,622
RaySearch Laboratories AB (a)	398	5,950
Recipharm AB	2,999	40,824
Resurs Holding AB	3,822	24,682
Rezidor Hotel Group AB	372	1,071
Saab AB (B Shares)	2,679	109,985
Sandvik AB	45,034	771,425
Scandic Hotels Group AB	5,491	54,116
Securitas AB (B Shares)	11,366	184,314
Skandinaviska Enskilda Banken AB (A Shares)	62,988	593,436
Skanska AB (B Shares)	13,776	269,490
SKF AB (B Shares)	16,940	344,443
SkiStar AB	779	16,102
SSAB Svenskt Stal AB:
(A Shares)	14,179	80,557
(B Shares)	17,052	77,562
Starbreeze AB (a)	12,908	16,215
Svenska Cellulosa AB (SCA) (B Shares)	23,623	262,542
Svenska Handelsbanken AB (A Shares)	62,820	700,585
Sweco AB (B Shares)	4,709	96,152
Swedbank AB (A Shares)	36,907	804,805
Swedish Match Co. AB	8,089	363,960
Swedish Orphan Biovitrum AB (a)	10,071	217,196
Tele2 AB (B Shares)	17,743	230,990
Telefonaktiebolaget LM Ericsson (B Shares)	131,135	999,704
TeliaSonera AB	115,332	568,715
Thule Group AB (c)	3,231	74,976
Tobii AB (a)	2,177	9,025
Trelleborg AB (B Shares)	10,627	249,150
Vitrolife AB	402	29,519
Volvo AB (B Shares)	62,684	1,068,040
Wallenstam AB (B Shares)	14,857	133,442
Wihlborgs Fastigheter AB	3,588	83,424

TOTAL SWEDEN		21,087,768

Switzerland - 4.9%
ABB Ltd. (Reg.)	75,876	1,769,093
Adecco SA (Reg.)	6,816	453,529
AFG Arbonia-Forster-Holding AG (a)	6,300	112,523
Allreal Holding AG	370	60,895
ALSO Holding AG	335	41,512
APG SGA SA	197	81,106
Aryzta AG	4,359	92,458
Ascom Holding AG (Reg.)	772	15,533
Autoneum Holding AG	113	29,715
Bachem Holding AG (B Shares)	167	21,469
Baloise Holdings AG	2,357	375,075
Banque Cantonale Vaudoise	278	222,176
Barry Callebaut AG	94	169,504
Basilea Pharmaceutica AG (a)	172	12,045
Bell AG	8	3,148
BKW AG	722	47,138
Bobst Group SA	285	30,571
Bossard Holding AG	720	148,069
Bucher Industries AG	400	147,649
Burckhardt Compression Holding AG	84	27,378
Burkhalter Holding AG	381	35,909
Cembra Money Bank AG	741	63,071
Clariant AG (Reg.)	10,772	250,115
Coca-Cola HBC AG	7,383	248,412
Comet Holding AG	480	63,160
Compagnie Financiere Richemont SA Series A	21,440	2,038,059
Credit Suisse Group AG	99,545	1,678,950
Daetwyler Holdings AG	208	39,879
Dufry AG	1,309	186,047
EFG International	3,288	26,875
Emmi AG	107	86,701
Ems-Chemie Holding AG	345	214,102
Flughafen Zuerich AG	1,126	236,335
Forbo Holding AG (Reg.)	47	66,018
Galenica AG	2,205	349,885
Galenica Sante Ltd. (c)	6,291	339,625
GAM Holding Ltd.	10,183	163,586
Geberit AG (Reg.)	1,601	685,958
Georg Fischer AG (Reg.)	228	284,827
Givaudan SA	392	877,748
Helvetia Holding AG (Reg.)	364	216,894
Huber+Suhner AG	427	24,517
Idorsia Ltd.	5,009	116,152
Implenia AG	604	46,351
INFICON Holding AG	64	38,490
Intershop Holding AG	12	5,994
Julius Baer Group Ltd.	9,064	537,934
Kaba Holding AG (B Shares) (Reg.)	130	101,009
Kardex AG	92	12,978
Komax Holding AG (Reg.)	49	13,528
Kudelski SA (Bearer)	453	4,192
Kuehne & Nagel International AG	1,980	309,687
Lafargeholcim Ltd. (Reg.)	18,288	1,021,618
Landis+Gyr Group AG	1,176	88,882
Leonteq AG (a)	538	30,022
Lindt & Spruengli AG	4	304,339
Lindt & Spruengli AG (participation certificate)	46	296,145
Logitech International SA (Reg.)	6,493	241,637
Lonza Group AG	3,020	744,182
Meyer Burger Technology AG (a)	17,793	22,371
Mobimo Holding AG	826	213,793
Nestle SA (Reg. S)	129,381	10,023,158
Novartis AG	92,893	7,150,375
OC Oerlikon Corp. AG (Reg.)	9,327	151,811
Oriflame Holding AG	1,730	82,345
Orior AG	98	8,109
Panalpina Welttransport Holding AG	780	99,015
Pargesa Holding SA	2,018	189,684
Partners Group Holding AG	656	480,912
PSP Swiss Property AG	1,895	177,549
Rieter Holding AG (Reg.)	147	28,569
Roche Holding AG (participation certificate)	29,355	6,522,313
Schindler Holding AG:
(participation certificate)	992	205,807
(Reg.)	1,387	278,660
Schmolz & Bickenbach AG (a)	6,294	5,081
Schweiter Technologies AG	16	18,276
SFS Group AG	793	89,543
SGS SA (Reg.)	222	541,447
Siegfried Holding AG	168	58,571
Sika AG	87	634,723
Sonova Holding AG Class B	2,107	349,111
St.Galler Kantonalbank AG	93	49,925
Straumann Holding AG	384	262,523
Sulzer AG (Reg.)	1,185	137,393
Sunrise Communications Group AG (c)	2,050	161,559
Swatch Group AG (Bearer)	1,205	581,829
Swatch Group AG (Bearer) (Reg.)	2,565	229,452
Swiss Life Holding AG	1,329	467,363
Swiss Prime Site AG	3,086	289,760
Swiss Re Ltd.	12,921	1,234,210
Swisscom AG	1,004	483,257
Tecan Group AG	429	94,804
Temenos Group AG	2,546	321,911
u-blox Holding AG	486	89,059
UBS Group AG	151,048	2,556,080
Valiant Holding AG	432	51,962
Valora Holding AG	87	29,146
VAT Group AG (c)	1,302	193,658
Vontobel Holdings AG	523	34,620
VZ Holding AG	73	20,589
Ypsomed Holding AG	367	55,957
Zehnder Group AG	53	2,233
Zurich Insurance Group AG	6,194	1,978,584
ZZ Holding AG	40	51,100

TOTAL SWITZERLAND		52,658,596

Taiwan - 2.8%
A-DATA Technology Co. Ltd.	1,000	2,409
Accton Technology Corp.	30,000	68,444
Acer, Inc.	121,000	92,116
Advanced Ceramic X Corp.	1,000	8,466
Advantech Co. Ltd.	17,499	119,918
AmTRAN Technology Co. Ltd.	4,000	1,714
ASE Industrial Holding Co. Ltd.	144,718	389,727
Asia Cement Corp.	136,000	144,879
Asia Optical Co., Inc.	6,000	18,433
Asia Pacific Telecom Co. Ltd. (a)	33,000	9,768
ASPEED Tech, Inc.	1,000	28,504
ASUSTeK Computer, Inc.	36,000	335,847
AU Optronics Corp.	516,000	212,399
Bank of Kaohsiung Co. Ltd.	14,728	4,642
Capital Securities Corp.	7,000	2,642
Catcher Technology Co. Ltd.	31,000	343,187
Cathay Financial Holding Co. Ltd.	331,000	592,682
Chang Hwa Commercial Bank	113,652	65,307
Cheng Loong Corp.	28,000	15,859
Cheng Shin Rubber Industry Co. Ltd.	133,000	214,079
Cheng Uei Precision Industries Co. Ltd.	3,000	3,887
Chicony Electronics Co. Ltd.	12,065	29,672
Chin-Poon Industrial Co. Ltd.	6,000	7,885
China Airlines Ltd. (a)	177,000	64,451
China Bills Finance Corp.	4,000	1,948
China Development Finance Holding Corp.	1,080,000	407,623
China Life Insurance Co. Ltd.	87,330	94,450
China Motor Co. Ltd.	3,000	2,817
China Petrochemical Development Corp. (a)	207,000	90,491
China Steel Chemical Corp.	1,000	5,263
China Steel Corp.	509,000	402,062
China Synthetic Rubber Corp.	16,100	22,952
Chinatrust Financial Holding Co. Ltd.	706,960	503,285
Chipbond Technology Corp.	38,000	75,167
Chroma ATE, Inc.	17,000	85,329
Chunghwa Telecom Co. Ltd.	158,000	600,136
Clevo Co. Ltd.	2,000	1,970
Compal Electronics, Inc.	188,000	122,237
Compeq Manufacturing Co. Ltd.	40,000	39,783
Coretronic Corp.	14,000	18,602
CTCI Corp.	10,000	16,816
Cub Elecparts, Inc.	2,200	28,105
Delta Electronics, Inc.	99,000	358,290
E Ink Holdings, Inc.	22,000	24,300
E.SUN Financial Holdings Co. Ltd.	374,387	264,280
ECLAT Textile Co. Ltd.	9,060	109,110
EGiS Technology, Inc. (a)	1,000	4,774
Elan Microelectronics Corp.	3,000	4,334
Elite Advanced Laser Corp.	1,200	4,197
Elite Material Co. Ltd.	8,000	19,570
eMemory Technology, Inc.	6,000	73,898
Ennoconn Corp.	1,000	16,153
EPISTAR Corp. (a)	30,000	40,757
Eternal Materials Co. Ltd.	9,618	9,197
EVA Airways Corp.	55,774	29,897
Evergreen Marine Corp. (Taiwan) (a)	93,566	47,243
Everlight Electronics Co. Ltd.	11,000	15,389
Far Eastern Department Stores Co. Ltd.	5,000	3,277
Far Eastern International Bank	52,254	17,501
Far Eastern Textile Ltd.	159,000	151,487
Far EasTone Telecommunications Co. Ltd.	56,000	147,898
Farglory Land Development Co. Ltd.	10,000	10,938
Feng Hsin Iron & Steel Co.	17,000	34,176
Feng Tay Enterprise Co. Ltd.	9,120	41,282
Firich Enterprise Co. Ltd.	1,030	1,461
First Financial Holding Co. Ltd.	350,595	240,610
FLEXium Interconnect, Inc.	20,940	54,623
Formosa Chemicals & Fibre Corp.	137,000	502,467
Formosa Petrochemical Corp.	61,000	248,460
Formosa Plastics Corp.	173,000	606,023
Formosa Taffeta Co. Ltd.	92,000	103,837
Foxconn Technology Co. Ltd.	39,010	96,686
Fubon Financial Holding Co. Ltd.	269,000	459,405
Genius Electronic Optical Co. Ltd. (a)	3,000	35,239
Getac Technology Corp.	2,000	2,871
Giant Manufacturing Co. Ltd.	10,000	50,697
Giga-Byte Technology Co. Ltd.	36,000	78,578
Global Unichip Corp.	3,000	28,176
GlobalWafers Co. Ltd.	9,000	144,936
Grand Pacific Petrochemical Corp.	41,000	45,283
Grape King Bio Ltd.	7,000	58,479
Great Wall Enterprise Co. Ltd.	2,000	2,582
Greatek Electronics, Inc.	9,000	16,259
HannStar Display Corp.	76,000	20,806
Highwealth Construction Corp.	11,000	16,905
HIWIN Technologies Corp.	11,080	166,613
Hon Hai Precision Industry Co. Ltd. (Foxconn)	659,000	1,829,684
Hota Industrial Manufacturing Co. Ltd.	27,063	118,752
Hotai Motor Co. Ltd.	21,000	205,474
HTC Corp. (a)	17,000	34,405
Hua Nan Financial Holdings Co. Ltd.	591,870	357,289
Huaku Development Co. Ltd.	1,000	2,305
Innolux Corp.	429,000	159,359
International Games Systems Co. Ltd.	1,000	5,373
Inventec Corp.	123,000	93,025
Kenda Rubber Industrial Co. Ltd.	3,060	3,529
King Slide Works Co. Ltd.	1,000	14,106
King Yuan Electronics Co. Ltd.	167,000	164,439
King's Town Bank	128,000	153,048
Kinpo Electronics, Inc.	6,000	2,118
Kinsus Interconnect Technology Corp.	2,000	3,280
LandMark Optoelectronics Corp.	4,000	37,241
Largan Precision Co. Ltd.	4,000	464,409
Lee Chang Yung Chemical Industry Corp.	5,000	7,397
Lien Hwa Industrial Corp.	55,152	70,284
Lite-On Technology Corp.	123,009	162,037
Long Chen Paper Co. Ltd.	48,138	56,068
Macronix International Co. Ltd. (a)	69,000	109,419
Makalot Industrial Co. Ltd.	7,000	33,640
MediaTek, Inc.	65,000	737,975
Mega Financial Holding Co. Ltd.	385,000	339,279
Mercuries Life Insurance Co. Ltd.	120,541	65,619
Merida Industry Co. Ltd.	4,000	17,777
Merry Electronics Co. Ltd.	5,000	22,984
Micro-Star International Co. Ltd.	21,000	65,470
MiTAC Holdings Corp.	5,000	5,400
Namchow Chemical Industrial Co. Ltd.	1,000	2,031
Nan Ya Plastics Corp.	205,000	560,498
Nankang Rubber Tire Co. Ltd.	2,000	1,683
Nanya Technology Corp.	37,000	114,973
Neo Solar Power Corp. (a)	6,000	2,483
Nien Made Enterprise Co. Ltd.	5,000	44,334
Novatek Microelectronics Corp.	27,000	113,133
OBI Pharma, Inc. (a)	6,000	33,998
Oriental Union Chemical Corp.	4,000	4,282
PChome Online, Inc.	6,062	28,031
Pegatron Corp.	91,000	211,788
PharmaEngine, Inc.	1,199	5,650
PharmaEssentia Corp. (a)	19,000	115,934
Phison Electronics Corp.	6,000	54,221
Pou Chen Corp.	84,000	104,862
Powertech Technology, Inc.	22,000	62,866
Poya International Co. Ltd.	1,010	11,193
President Chain Store Corp.	25,000	245,301
Primax Electronics Ltd.	15,000	30,288
Prince Housing & Development Corp.	6,000	2,382
Qisda Corp.	25,000	17,105
Quanta Computer, Inc.	114,000	206,899
Radiant Opto-Electronics Corp.	32,000	65,936
Realtek Semiconductor Corp.	15,000	56,625
Ruentex Development Co. Ltd.	8,400	10,041
Ruentex Industries Ltd.	15,000	29,013
SerComm Corp.	1,000	2,691
Shin Kong Financial Holding Co. Ltd.	346,000	140,373
Shin Zu Shing Co. Ltd.	1,000	2,624
Shinkong Insurance Co. Ltd.	2,000	2,166
Simplo Technology Co. Ltd.	3,600	20,092
SINBON Electronics Co. Ltd.	1,000	2,641
Sino-American Silicon Products, Inc.	29,000	124,245
Sinopac Holdings Co.	504,407	181,197
St.Shine Optical Co. Ltd.	3,000	80,289
Standard Foods Corp.	41,714	93,386
Synnex Technology International Corp.	173,100	248,166
Systex Corp.	1,000	2,160
Ta Chen Stainless Pipe Co. Ltd.	31,443	35,735
Taichung Commercial Bank Co. Ltd.	123,126	42,491
TaiMed Biologics, Inc. (a)	7,000	72,630
Tainan Spinning Co. Ltd.	5,000	2,210
Taishin Financial Holdings Co. Ltd.	419,132	203,304
Taiwan Business Bank	46,762	14,345
Taiwan Cement Corp.	192,480	264,042
Taiwan Cooperative Financial Holding Co. Ltd.	570,710	331,031
Taiwan Fertilizer Co. Ltd.	11,000	14,818
Taiwan Glass Industry Corp. (a)	24,000	16,009
Taiwan High Speed Rail Corp.	48,000	36,803
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,473
Taiwan Mobile Co. Ltd.	80,000	294,909
Taiwan Paiho Ltd.	17,000	45,408
Taiwan Secom Co.	33,000	99,007
Taiwan Semiconductor Manufacturing Co. Ltd.	1,032,000	7,847,173
Taiwan Shin Kong Security Co. Ltd.	2,000	2,609
Taiwan Surface Mounting Technology Co. Ltd. (a)	3,000	2,561
Tatung Co. Ltd. (a)	104,000	77,205
TCI Co. Ltd.	3,000	43,937
TECO Electric & Machinery Co. Ltd.	75,000	60,767
Ton Yi Industrial Corp.	5,000	2,121
Tong Hsing Electronics Industries Ltd.	6,000	21,032
Tong Yang Industry Co. Ltd.	5,000	8,989
Topco Scientific Co. Ltd.	4,304	11,580
Transcend Information, Inc.	1,000	2,815
Tripod Technology Corp.	15,000	45,293
TSRC Corp.	6,000	6,029
TTY Biopharm Co. Ltd.	1,000	3,376
Tung Ho Steel Enterprise Corp.	55,000	45,588
Tung Thih Electronic Co. Ltd.	1,000	3,633
TXC Corp.	2,000	2,394
Unified-President Enterprises Corp.	231,000	554,955
Unimicron Technology Corp.	27,000	15,146
United Microelectronics Corp.	498,000	268,082
USI Corp.	5,100	2,478
Vanguard International Semiconductor Corp.	47,000	95,101
Visual Photonics Epitaxy Co. Ltd.	14,000	44,623
Voltronic Power Technology Corp.	1,000	17,765
Walsin Lihwa Corp.	267,000	181,218
Walsin Technology Corp.	13,875	87,065
Waterland Financial Holdings Co. Ltd.	17,253	6,015
Wei-Chuan Food Corp. (a)	2,000	1,583
Win Semiconductors Corp.	14,389	107,702
Winbond Electronics Corp.	146,363	89,423
Wistron Corp.	195,216	154,961
Wistron NeWeb Corp.	20,059	46,995
WPG Holding Co. Ltd.	140,000	188,056
WT Microelectronics Co. Ltd.	2,235	3,335
Yageo Corp.	9,289	194,362
Yieh Phui Enterprise Co.	5,300	1,832
Yuanta Financial Holding Co. Ltd.	552,000	262,977
Yuen Foong Yu Paper Manufacturing Co. (a)	105,000	44,705
Yulon Motor Co. Ltd.	12,000	9,136
Yungtay Engineering Co. Ltd.	18,000	31,303

TOTAL TAIWAN		30,153,797

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	47,100	310,017
Airports of Thailand PCL (For. Reg.)	168,700	379,469
Bangkok Airways PCL	65,400	31,299
Bangkok Bank PCL (For. Reg.)	15,100	96,194
Bangkok Chain Hospital PCL	97,300	53,519
Bangkok Dusit Medical Services PCL (For. Reg.)	192,800	137,298
Bangkok Expressway and Metro PCL	366,500	89,788
Bangkok Land PCL	1,205,600	70,983
Banpu PCL (For. Reg.)	150,900	92,107
Beauty Community PCL	58,800	43,191
BEC World PCL (For. Reg.)	29,200	9,561
Berli Jucker PCL (For. Reg)	53,800	101,538
BTS Group Holdings PCL	366,700	103,335
Bumrungrad Hospital PCL (For. Reg.)	13,600	81,627
C.P. ALL PCL (For. Reg.)	204,800	563,302
Central Pattana PCL (For. Reg.)	57,000	145,411
CH. Karnchang PCL	2,700	2,044
Charoen Pokphand Foods PCL (For. Reg.)	153,160	118,173
Chularat Hospital PCL	25,300	1,564
Delta Electronics PCL (For. Reg.)	14,400	30,641
Dynasty Ceramic PCL (For. Reg.)	17,900	1,680
Electricity Generating PCL (For. Reg.)	9,000	63,436
Energy Absolute PCL	52,600	59,460
Energy Earth PCL (d)	7,600	351
Esso Thailand PCL	74,900	42,401
Glow Energy PCL (For. Reg.)	28,700	78,154
Gunkul Engineering PCL	22,283	2,041
Hana Microelectronics PCL (For. Reg.)	12,900	14,166
Home Product Center PCL (For. Reg.)	354,800	167,811
Indorama Ventures PCL (For. Reg.)	61,200	116,122
IRPC PCL (For. Reg.)	360,500	80,197
Jasmine International Public Co. Ltd.	265,900	48,976
Kasikornbank PCL	9,300	58,944
Kasikornbank PCL (For. Reg.)	70,500	446,834
KCE Electronics PCL	6,600	14,281
Kiatnakin Bank PCL (For. Reg.)	34,900	81,313
Krung Thai Bank PCL (For. Reg.)	212,800	122,202
Krungthai Card PCL (For. Reg.)	5,700	65,326
Major Cineplex Group PCL (For. Reg.)	1,400	1,294
Minor International PCL (For. Reg.)	81,600	103,627
Muangthai Leasing PCL	52,100	59,939
PTG Energy PCL	6,300	3,717
PTT Exploration and Production PCL (For. Reg.)	59,800	253,337
PTT Global Chemical PCL (For. Reg.)	88,700	274,050
PTT PCL (For. Reg.)	449,000	798,742
Robinsons Department Store PCL (For. Reg.)	16,400	34,086
Siam Cement PCL (For. Reg.)	20,200	298,701
Siam Commercial Bank PCL (For. Reg.)	72,600	300,623
Siam Global House PCL	51,598	26,523
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	9,008
Sri Trang Agro-Industry PCL	17,760	6,603
Srisawad Corp. PCL	36,800	60,251
Supalai PCL (For. Reg.)	85,475	62,657
Superblock Public Co. Ltd. (a)	93,600	3,402
Thai Airways International PCL (For. Reg.) (a)	60,900	31,121
Thai Oil PCL (For. Reg.)	50,000	148,800
Thai Union Frozen Products PCL (For. Reg.)	118,800	67,557
Thai Vegetable Oil PCL	29,800	33,074
Thanachart Capital PCL (For. Reg.)	26,800	45,494
TISCO Financial Group PCL	10,800	30,286
TMB PCL (For. Reg.)	446,200	33,230
True Corp. PCL (For. Reg.)	399,500	96,076
TTW PCL	130,400	51,285
Vibhavadi Medical Center PCL	93,584	7,388
WHA Corp. PCL	232,000	28,977

TOTAL THAILAND		6,794,604

Turkey - 0.2%
AG Anadolu Grubu Holding A/S	8,884	47,896
Akbank T.A.S.	90,481	188,442
Akcansa Cimento A/S	294	726
Albaraka Turk Katilim Bankasi A/S	3,589	1,387
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	65,156
Anadolu Sigoria	2,500	2,634
Arcelik A/S	11,166	49,699
Aselsan A/S	8,078	50,113
Aygaz A/S	428	1,420
Bim Birlesik Magazalar A/S JSC	8,021	136,148
Cimsa Cimento Sanayi Ve Ticaret A/S	254	787
Coca-Cola Icecek Sanayi A/S	3,284	29,056
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	74,269
Eregli Demir ve Celik Fabrikalari T.A.S.	57,872	144,748
Ford Otomotiv Sanayi A/S	3,281	45,353
Haci Omer Sabanci Holding A/S	30,143	71,386
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	56,075	56,184
Koc Holding A/S	26,860	90,721
Petkim Petrokimya Holding A/S	45,995	81,299
Soda Sanayii AS	46,653	55,472
TAV Havalimanlari Holding A/S	7,122	38,186
Tekfen Holding A/S	9,172	34,727
Tofas Turk Otomobil Fabrikasi A/S	8,164	50,285
Tupras Turkiye Petrol Rafinerileri A/S	4,942	125,919
Turk Hava Yollari AO (a)	24,007	98,756
Turk Sise ve Cam Fabrikalari A/S	66,361	73,678
Turk Telekomunikasyon (a)	36,680	56,707
Turkcell Iletisim Hizmet A/S	49,501	170,117
Turkiye Garanti Bankasi A/S	89,111	202,041
Turkiye Halk Bankasi A/S	29,067	59,177
Turkiye Is Bankasi A/S Series C	61,034	92,555
Turkiye Sinai Kalkinma Bankasi A/S	117,113	40,363
Turkiye Vakiflar Bankasi TAO	61,575	90,496
Ulker Biskuvi Sanayi A/S	5,387	28,247
Yapi ve Kredi Bankasi A/S (a)	23,496	23,021

TOTAL TURKEY		2,377,171

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	88,416	169,218
Air Arabia PJSC	150,733	50,064
Aldar Properties PJSC	115,849	66,233
Arabtec Holding Co.	17,581	9,764
Damac Properties Dubai Co. PJSC (a)	80,493	60,701
Dana Gas PJSC	220,857	59,526
DP World Ltd.	7,021	156,217
Dubai Investments Ltd.	140,493	72,672
Dubai Islamic Bank Pakistan Ltd.	50,110	75,032
Dubai Parks and Resorts PJSC (a)	83,207	8,744
Emaar Malls Group PJSC (a)	111,607	67,454
Emaar Properties PJSC	152,278	240,036
Emirates Telecommunications Corp.	69,363	323,857
Eshraq Properties Co. PJSC (a)	6,866	1,327
National Bank of Abu Dhabi PJSC	63,676	214,961
Waha Capital PJSC	6,006	2,943

TOTAL UNITED ARAB EMIRATES		1,578,749

United Kingdom - 11.2%
3i Group PLC	38,975	505,233
AA PLC	20,133	37,709
Abcam PLC	10,446	175,592
Acacia Mining PLC	2,351	4,661
Admiral Group PLC	9,978	273,773
Advanced Medical Solutions Group PLC	6,326	27,477
Aggreko PLC	11,667	117,638
Allied Minds PLC (a)	3,073	5,043
Amerisur Resources PLC (a)	9,213	2,204
Anglo American PLC (United Kingdom)	55,298	1,301,345
Antofagasta PLC	17,095	228,851
AO World PLC (a)	14,204	30,505
Arrow Global Group PLC	4,919	25,158
Ascential PLC	11,271	65,388
Ashmore Group PLC	19,573	110,964
Ashtead Group PLC	20,268	567,267
ASOS PLC (a)	2,371	190,823
Associated British Foods PLC	14,516	540,372
Assura PLC	59,634	48,930
AstraZeneca PLC (United Kingdom)	51,798	3,625,983
Auto Trader Group PLC (c)	48,901	237,616
Aveva Group PLC	2,982	88,429
Aviva PLC	158,198	1,149,415
Babcock International Group PLC	11,094	112,380
BAE Systems PLC	133,647	1,121,329
Balfour Beatty PLC	20,627	83,545
Barclays PLC	699,177	1,993,427
Barratt Developments PLC	44,762	343,861
BBA Aviation PLC	39,314	173,087
Beazley PLC	27,623	224,939
Bellway PLC	5,243	239,350
Berkeley Group Holdings PLC	5,561	311,745
BGEO Group PLC	1,624	77,804
BHP Billiton PLC	87,236	1,860,083
Biffa PLC (c)	16,227	46,132
Big Yellow Group PLC	12,114	153,682
Blue Prism Group PLC (a)	2,243	43,355
Bodycote PLC	6,074	75,259
Bovis Homes Group PLC	8,985	152,827
BP PLC	799,540	5,938,956
Brewin Dolphin Holding PLC	17,451	86,730
British American Tobacco PLC (United Kingdom)	93,412	5,123,416
British Land Co. PLC	40,090	371,110
Britvic PLC	9,411	93,090
BT Group PLC	348,319	1,195,550
BTG PLC (a)	20,522	193,248
Bunzl PLC	15,094	438,664
Burberry Group PLC	17,355	435,682
Cairn Energy PLC (a)	19,645	61,285
Capita Group PLC	26,585	70,106
Capital & Counties Properties PLC	32,797	130,172
Card Factory PLC	8,017	25,429
Carnival PLC	7,649	497,149
Carphone Warehouse Group PLC	54,588	152,557
Centrica PLC	230,087	487,178
Chemring Group PLC	30,409	87,496
Cineworld Group PLC	35,425	126,996
Civitas Social Housing PLC	12,154	17,234
Clinigen Group PLC	6,234	75,310
Close Brothers Group PLC	8,129	171,897
Cobham PLC (a)	106,354	168,527
Coca-Cola European Partners PLC	11,069	433,905
Compass Group PLC	63,427	1,362,191
ConvaTec Group PLC (c)	52,429	156,773
Conviviality PLC (d)	5,769	4,019
Coro Energy PLC (a)	1,621	85
Costain Group PLC	1,866	11,817
Countryside Properties PLC (c)	8,773	43,383
Countrywide PLC (a)	278	413
Crest Nicholson PLC	7,984	53,529
Croda International PLC	5,374	330,042
CVS Group PLC	1,909	25,913
CYBG PLC	48,341	201,117
Daily Mail & General Trust PLC Class A	14,123	131,047
Dairy Crest Group PLC	2,499	18,664
Dart Group PLC	3,875	45,745
De La Rue PLC	4,598	33,549
Debenhams PLC	18,859	5,992
Dechra Pharmaceuticals PLC	4,831	182,366
Derwent London PLC	5,464	239,961
DFS Furniture PLC	13,771	43,131
Diageo PLC	97,768	3,487,843
Dialog Semiconductor PLC (a)	3,351	71,768
Dignity PLC	1,628	24,452
Diploma PLC	6,915	114,810
Direct Line Insurance Group PLC	66,382	342,066
Domino's Pizza UK & IRL PLC	24,401	122,043
Drax Group PLC	23,908	104,009
DS Smith PLC	42,990	309,179
Dunelm Group PLC	2,111	16,391
easyJet PLC	6,049	132,410
Electrocomponents PLC	23,365	195,895
Elementis PLC	15,588	60,861
EMIS Group PLC	1,676	19,659
Empiric Student Property PLC	23,726	27,895
EnQuest PLC (a)	58,344	28,836
Enterprise Inns PLC (a)	34,056	60,388
Equiniti Group PLC (c)	12,680	48,093
Essentra PLC	19,084	115,864
esure Group PLC	6,609	20,526
Evraz PLC	17,156	108,221
Faroe Petroleum PLC (a)	2,833	5,179
Fenner PLC	6,074	50,841
Ferrexpo PLC	15,676	50,737
Fever-Tree Drinks PLC	3,656	142,742
Firstgroup PLC (a)	54,355	84,484
Forterra PLC	9,489	41,150
Fresnillo PLC	8,129	142,688
G4S PLC (United Kingdom)	69,288	246,962
Galliford Try PLC	8,705	110,015
GB Group PLC	4,899	33,385
Genus PLC	2,800	97,525
GKN PLC	68,846	437,148
GlaxoSmithKline PLC	201,922	4,049,983
Gocompare.com Group PLC	20,148	31,066
Grainger Trust PLC	16,607	71,652
Great Portland Estates PLC	9,397	90,222
Greene King PLC	9,737	73,325
Greggs PLC	2,983	50,061
Halfords Group PLC	3,024	15,770
Halma PLC	15,950	268,551
Hammerson PLC	32,141	242,924
Hansteen Holdings PLC	4,785	8,748
Hargreaves Lansdown PLC	11,386	280,506
Hastings Group Holdings PLC (c)	28,228	107,258
Hays PLC	68,438	168,934
Helical Bar PLC	4,937	25,488
Hikma Pharmaceuticals PLC	5,320	94,334
Hill & Smith Holdings PLC	2,058	37,597
Hochschild Mining PLC	7,631	22,051
HomeServe PLC	13,003	132,469
Hostelworld Group PLC (c)	1,535	8,559
Howden Joinery Group PLC	24,838	163,005
HSBC Holdings PLC (United Kingdom)	806,652	8,031,014
Hunting PLC (a)	9,314	102,709
Hurricane Energy PLC (a)	40,558	23,931
Ibstock PLC (c)	31,649	129,581
IG Group Holdings PLC	14,201	162,269
IMI PLC	12,291	184,778
Imperial Tobacco Group PLC	39,676	1,422,629
Inchcape PLC	15,061	150,636
Indivior PLC (a)	31,065	193,778
Informa PLC	35,156	357,671
Inmarsat PLC	20,869	108,055
InterContinental Hotel Group PLC	7,838	495,179
Intermediate Capital Group PLC	13,762	205,755
International Personal Finance PLC	7,621	25,516
International Quantum Epitaxy PLC (a)(b)	32,218	46,661
Intertek Group PLC	7,276	490,927
Intu Properties PLC	32,401	87,116
Investec PLC	30,172	239,839
iomart Group PLC	1,226	6,616
ITE Group PLC	9,928	20,775
ITV PLC	166,194	346,974
J Sainsbury PLC	69,600	296,079
J.D. Weatherspoon PLC	1,928	30,896
Jackpotjoy PLC (a)	1,132	12,810
John David Group PLC	19,930	107,281
John Laing Group PLC (c)	51,300	199,585
John Menzies PLC	927	8,117
John Wood Group PLC	25,243	197,600
Johnson Matthey PLC	7,617	345,420
JRP Group PLC	41,715	81,090
Jupiter Fund Management PLC	27,664	173,477
Just Eat Holding Ltd. (a)	22,275	237,293
KAZ Minerals PLC (a)	10,534	133,478
Kcom Group PLC	8,465	11,654
Keller Group PLC	8,466	120,980
Keywords Studios PLC	2,469	61,795
Kier Group PLC	3,223	47,699
Kingfisher PLC	89,932	375,055
Laird PLC	30,740	83,328
Land Securities Group PLC	28,547	388,448
Legal & General Group PLC	236,874	880,482
Lloyds Banking Group PLC	2,858,271	2,535,137
London Stock Exchange Group PLC	12,832	759,630
Londonmetric Properity PLC	40,117	105,101
Lonmin PLC (a)	1,093	880
Lookers PLC	2,630	3,664
Man Group PLC	77,205	192,594
Marks & Spencer Group PLC	66,636	263,482
Marshalls PLC	6,565	38,737
McCarthy & Stone PLC (c)	17,225	32,108
Mediclinic International PLC	13,949	128,856
Meggitt PLC	32,839	213,569
Melrose Industries PLC	253,151	794,610
Merlin Entertainments PLC (c)	30,745	155,677
Metro Bank PLC (a)	3,333	151,514
Micro Focus International PLC	17,239	297,254
Mitchells & Butlers PLC	6,311	24,501
Mitie Group PLC	6,852	17,300
Mondi PLC	15,717	438,378
Moneysupermarket.com Group PLC	30,685	126,605
Morgan Advanced Materials PLC	8,008	37,814
N Brown Group PLC	3,824	10,771
National Express Group PLC Class L	22,645	122,270
National Grid PLC	132,899	1,542,004
NCC Group Ltd.	7,668	20,754
NewRiver REIT PLC	15,204	60,701
NEX Group PLC	16,842	229,081
Next PLC	6,028	436,182
NMC Health PLC	3,228	158,561
Northgate PLC	8,573	43,811
Nostrum Oil & Gas LP (a)	1,976	8,079
Ocado Group PLC (a)(b)	20,963	155,381
Old Mutual PLC	196,202	679,600
On The Beach Group PLC (c)	3,023	25,470
OneSavings Bank PLC	9,977	54,529
Ophir Energy PLC (a)	39,780	32,914
Oxford Instruments PLC	1,621	20,219
P2P Global Investments PLC	5,361	58,896
Pagegroup PLC	14,774	109,324
Paragon Banking Group PLC	7,344	52,878
Pearson PLC	30,543	350,165
Pendragon PLC	85,397	34,094
Pennon Group PLC	20,124	191,772
Persimmon PLC	12,671	473,609
Pets At Home Group PLC	9,173	19,322
Photo-Me International PLC	11,079	24,373
Polypipe Group PLC	17,721	93,487
Premier Foods PLC (a)	23,207	11,965
Premier Oil PLC (a)	4,370	5,700
Primary Health Properties PLC	39,684	61,626
Provident Financial PLC	14,724	134,799
Prudential PLC	104,541	2,688,173
Purplebricks Group PLC (a)(b)	10,054	47,891
PZ Cussons PLC Class L	16,813	56,987
QinetiQ Group PLC	16,719	53,054
Rank Group PLC	996	2,400
Rathbone Brothers PLC	1,656	53,667
Reckitt Benckiser Group PLC	27,277	2,139,828
Redde PLC	25,770	61,376
Redrow PLC	14,846	128,252
RELX PLC	43,612	933,332
Renishaw PLC	1,666	108,165
Rentokil Initial PLC	71,133	300,641
Restore PLC	3,422	26,712
Rightmove PLC	4,634	291,230
Rio Tinto PLC	49,366	2,690,740
Rolls-Royce Holdings PLC	69,001	797,947
Rotork PLC	41,450	187,741
Royal Bank of Scotland Group PLC (a)	139,479	516,519
Royal Dutch Shell PLC:
Class A (United Kingdom)	222,500	7,741,046
Class B (United Kingdom)	146,202	5,219,245
Royal Mail PLC	34,899	279,240
RPC Group PLC	15,079	164,164
RPS Group PLC	29,670	105,589
RSA Insurance Group PLC	40,231	364,108
Safestore Holdings PLC	4,786	36,107
Saga PLC	59,263	110,877
Sage Group PLC	47,399	414,495
Savills PLC	10,381	140,414
Scapa Group PLC	4,991	29,986
Schroders PLC	4,695	213,364
Scottish & Southern Energy PLC	41,477	787,176
Segro PLC	37,752	335,851
Senior Engineering Group PLC	11,265	45,812
Serco Group PLC (a)	34,128	45,222
Severn Trent PLC	8,890	237,434
Shaftesbury PLC	6,361	88,535
Shanks Group PLC	22,634	22,311
SIG PLC	12,607	24,802
Sirius Minerals PLC (a)(b)	252,896	107,930
SKY PLC	42,141	799,454
Smart Metering Systems PLC	2,619	28,664
Smith & Nephew PLC	34,088	652,821
Smiths Group PLC	17,389	382,433
SOCO International PLC	500	721
Softcat PLC	3,043	28,822
Sophos Group PLC (c)	12,099	83,117
Sound Energy PLC (a)	8,859	5,066
Spectris PLC	6,306	233,532
Spirax-Sarco Engineering PLC	3,081	244,529
Spire Healthcare Group PLC (c)	16,378	51,409
Sports Direct International PLC (a)	6,585	36,516
SSP Group PLC	18,399	165,202
St. James's Place Capital PLC	19,627	307,088
St. Modwen Properties PLC	10,219	57,709
Stagecoach Group PLC	12,696	27,267
Standard Chartered PLC (United Kingdom)	136,510	1,441,449
Standard Life PLC	105,140	528,758
Stock Spirits Group PLC	10,658	36,609
SuperGroup PLC	2,109	43,697
Synthomer PLC	15,742	107,276
TalkTalk Telecom Group PLC	30,162	53,483
Tate & Lyle PLC	21,590	170,788
Taylor Wimpey PLC	143,193	378,004
Ted Baker PLC	2,919	107,055
Telecom Plus PLC	3,457	51,495
Tesco PLC	399,853	1,295,099
The Go-Ahead Group PLC	2,295	61,326
The Restaurant Group PLC	3,104	12,965
The Weir Group PLC	8,684	255,364
Thomas Cook Group PLC	82,838	140,957
TORM PLC	167	1,337
Travis Perkins PLC	12,141	212,107
Tritax Big Box REIT PLC	65,993	136,097
Tullett Prebon PLC	22,995	149,169
Tullow Oil PLC (a)	53,850	168,806
Ultra Electronics Holdings PLC	3,091	59,916
Unilever PLC	49,731	2,789,514
Unite Group PLC	12,428	142,609
United Utilities Group PLC	26,193	267,997
Vectura Group PLC (a)	18,438	20,611
Vedanta Resources PLC	2,315	23,208
Vesuvius PLC	6,559	53,140
Victoria PLC (a)	6,214	69,978
Victrex PLC	2,875	103,779
Virgin Money Holdings Uk PLC	13,589	52,139
Vodafone Group PLC	1,079,205	3,149,352
Watkin Jones PLC	6,697	18,716
WH Smith PLC	8,059	216,460
Whitbread PLC	7,779	458,467
William Hill PLC	34,280	138,182
WM Morrison Supermarkets PLC	104,955	351,259
Wolverhampton & Dudley Breweries PLC	23,336	34,665
Workspace Group PLC	8,125	124,049
Zpg PLC	7,068	34,933

TOTAL UNITED KINGDOM		120,769,425

United States of America - 0.1%
Sohu.com, Inc. (a)	1,728	53,533
Southern Copper Corp.	4,661	246,147
Yum China Holdings, Inc.	15,688	670,819

TOTAL UNITED STATES OF AMERICA		970,499

TOTAL COMMON STOCKS
(Cost $987,821,820)		1,053,031,033

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Alpargatas SA (PN)	5,800	25,844
Banco ABC Brasil SA	3,328	17,822
Banco Bradesco SA (PN)	148,705	1,467,439
Banco do Estado Rio Grande do Sul SA	5,300	30,394
Bradespar SA (PN)	9,679	98,249
Braskem SA (PN-A)	8,800	114,672
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,862	64,185
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,761	151,945
Companhia de Saneamento do Parana	15,500	47,210
Companhia Energetica de Minas Gerais (CEMIG) (PN)	52,535	126,869
Companhia Energetica de Sao Paulo Series B	5,300	26,551
Companhia Paranaense de Energia-Copel (PN-B)	7,200	55,061
Gerdau SA	42,203	200,582
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	11,641
Itau Unibanco Holding SA	132,107	1,923,606
Itausa-Investimentos Itau SA (PN)	169,852	659,878
Lojas Americanas SA (PN)	34,700	197,609
Marcopolo SA (PN)	10,100	11,763
Metalurgica Gerdau SA (PN)	20,800	46,431
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	186,386	1,222,107
Telefonica Brasil SA	19,600	274,933
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	16,600	51,650

TOTAL BRAZIL		6,826,441

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	27,557
Sociedad Quimica y Minera de Chile SA (PN-B)	4,652	254,087

TOTAL CHILE		281,644

Colombia - 0.0%
Bancolombia SA (PN)	6,414	76,038
Grupo Aval Acciones y Valores SA	145,146	63,816
Grupo de Inversiones Suramerica SA (a)	9,299	120,833

TOTAL COLOMBIA		260,687

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,277	220,526
Biotest AG (non-vtg.)	1,682	53,623
Draegerwerk AG & Co. KGaA (non-vtg.)	125	9,238
Fuchs Petrolub AG	2,521	135,596
Henkel AG & Co. KGaA	6,317	804,034
Jungheinrich AG	2,802	118,565
Porsche Automobil Holding SE (Germany)	6,677	570,871
Sartorius AG (non-vtg.)	1,497	231,034
Sixt AG Preference Shares	548	44,934
Sto SE & Co. KGaA	28	3,733
Volkswagen AG	8,265	1,715,103

TOTAL GERMANY		3,907,257

Italy - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,220	17,532
Danieli & C. Officine Meccaniche SpA	1,027	19,694
Telecom Italia SpA (Risparmio Shares)	414,987	357,312

TOTAL ITALY		394,538

Korea (South) - 0.2%
AMOREPACIFIC Corp.	528	88,006
Daishin Securities Co. Ltd.	4,429	37,593
Hyundai Motor Co.	1,277	122,820
Hyundai Motor Co. Series 2	905	97,182
LG Chemical Ltd.	665	127,917
LG Household & Health Care Ltd.	112	80,529
Samsung Electronics Co. Ltd.	901	1,778,574

TOTAL KOREA (SOUTH)		2,332,621

Panama - 0.0%
Avianca Holdings SA	19,286	20,048
Russia - 0.0%
AK Transneft OAO	26	71,201
Surgutneftegas OJSC	311,955	153,519

TOTAL RUSSIA		224,720

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	4,899,071	6,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,387,566)		14,254,701
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.33% 5/10/18 to 6/21/18 (e)
(Cost $1,099,504)	1,100,000	1,099,378
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.74% (f)	8,986,286	8,988,083
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	11,887,186	11,888,375
TOTAL MONEY MARKET FUNDS
(Cost $20,876,621)		20,876,458
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,022,185,511)		1,089,261,570
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,150,496)
NET ASSETS - 100%		$1,078,111,074
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	74	June 2018	$7,498,050	$258,146	$258,146
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	47	June 2018	2,707,670	1,301	1,301
TME S&P/TSX 60 Index Contracts (Canada)	5	June 2018	716,461	15,173	15,173
TOTAL FUTURES CONTRACTS					$274,620

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $30,281,821.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,441,864 or 1.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,099,378.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,551
Fidelity Securities Lending Cash Central Fund	27,200
Total	$250,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$128,157,507	$82,587,687	$45,569,820	$--
Consumer Staples	95,828,210	49,699,855	46,122,570	5,785
Energy	70,725,647	29,315,074	41,405,253	5,320
Financials	228,557,227	110,299,700	118,257,527	--
Health Care	80,704,993	29,470,422	51,224,549	10,022
Industrials	137,314,929	99,921,172	37,292,718	101,039
Information Technology	122,764,095	70,768,149	51,943,691	52,255
Materials	90,557,035	55,897,689	34,659,346	--
Real Estate	43,925,902	23,520,755	20,405,147	--
Telecommunication Services	37,860,015	9,134,780	28,725,235	--
Utilities	30,890,174	19,356,074	11,532,061	2,039
Government Obligations	1,099,378	--	1,099,378	--
Money Market Funds	20,876,458	20,876,458	--	--
Total Investments in Securities:	$1,089,261,570	$600,847,815	$488,237,295	$176,460
Derivative Instruments:
Assets
Futures Contracts	$274,620	$274,620	$--	$--
Total Assets	$274,620	$274,620	$--	$--
Total Derivative Instruments:	$274,620	$274,620	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$127,231,695
Level 2 to Level 1	$96,908,442

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$274,620	$0
Total Equity Risk	274,620	0
Total Value of Derivatives	$274,620	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,673,070) — See accompanying schedule: Unaffiliated issuers (cost $1,001,308,890)	$1,068,385,112
Fidelity Central Funds (cost $20,876,621)	20,876,458
Total Investment in Securities (cost $1,022,185,511)		$1,089,261,570
Segregated cash with brokers for derivative instruments		127,130
Cash		142,923
Foreign currency held at value (cost $2,026,485)		2,021,460
Receivable for investments sold
Regular delivery		269,647
Delayed delivery		271,836
Receivable for fund shares sold		2,012,994
Dividends receivable		3,757,488
Distributions receivable from Fidelity Central Funds		40,692
Other receivables		131
Total assets		1,097,905,871
Liabilities
Payable for investments purchased	$5,315,587
Payable for fund shares redeemed	2,178,368
Accrued management fee	52,926
Payable for daily variation margin on futures contracts	52,891
Other affiliated payables	24,855
Other payables and accrued expenses	280,556
Collateral on securities loaned	11,889,614
Total liabilities		19,794,797
Net Assets		$1,078,111,074
Net Assets consist of:
Paid in capital		$999,921,591
Undistributed net investment income		9,248,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,882,520
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,058,607
Net Assets		$1,078,111,074
Investor Class:
Net Asset Value, offering price and redemption price per share ($19,170,839 ÷ 1,524,102 shares)		$12.58
Premium Class:
Net Asset Value, offering price and redemption price per share ($581,050,921 ÷ 46,183,351 shares)		$12.58
Institutional Class:
Net Asset Value, offering price and redemption price per share ($256,206,558 ÷ 20,363,111 shares)		$12.58
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($221,682,756 ÷ 17,616,121 shares)		$12.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,383,786
Interest		7,322
Income from Fidelity Central Funds		250,751
Income before foreign taxes withheld		12,641,859
Less foreign taxes withheld		(1,184,065)
Total income		11,457,794
Expenses
Management fee	$261,657
Transfer agent fees	127,177
Independent trustees' fees and expenses	1,548
Miscellaneous	1,115
Total expenses before reductions	391,497
Expense reductions	(777)	390,720
Net investment income (loss)		11,067,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,914)	530,436
Fidelity Central Funds	(728)
Foreign currency transactions	326,341
Futures contracts	2,401,423
Total net realized gain (loss)		3,257,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,556)	8,115,297
Fidelity Central Funds	504
Assets and liabilities in foreign currencies	(60,736)
Futures contracts	265,366
Total change in net unrealized appreciation (depreciation)		8,320,431
Net gain (loss)		11,577,903
Net increase (decrease) in net assets resulting from operations		$22,644,977

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,067,074	$8,251,362
Net realized gain (loss)	3,257,472	2,020,325
Change in net unrealized appreciation (depreciation)	8,320,431	59,037,611
Net increase (decrease) in net assets resulting from operations	22,644,977	69,309,298
Distributions to shareholders from net investment income	(9,481,475)	(438,332)
Distributions to shareholders from net realized gain	(3,257,844)	(81,892)
Total distributions	(12,739,319)	(520,224)
Share transactions - net increase (decrease)	423,336,212	518,835,415
Redemption fees	11,499	38,564
Total increase (decrease) in net assets	433,253,369	587,663,053
Net Assets
Beginning of period	644,857,705	57,194,652
End of period	$1,078,111,074	$644,857,705
Other Information
Undistributed net investment income end of period	$9,248,356	$7,662,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.08
Net realized and unrealized gain (loss)	.26	2.05	–C
Total from investment operations	.41	2.34	.08
Distributions from net investment income	(.16)	(.03)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.21)D	(.04)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$12.58	$12.38	$10.08
Total ReturnE,F	3.39%	23.31%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I	.18%	.21%I
Expenses net of fee waivers, if any	.17%I	.18%	.18%I
Expenses net of all reductions	.17%I	.18%	.18%I
Net investment income (loss)	2.46%I	2.53%	1.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$19,171	$13,060	$3,170
Portfolio turnover rateJ	2%I	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.057 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.30	.08
Net realized and unrealized gain (loss)	.25	2.04	.01
Total from investment operations	.41	2.34	.09
Distributions from net investment income	(.16)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)	(.04)C	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$12.58	$12.39	$10.09
Total ReturnE,F	3.38%	23.34%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.11%	.11%I
Expenses net of fee waivers, if any	.10%I	.11%	.11%I
Expenses net of all reductions	.10%I	.11%	.11%I
Net investment income (loss)	2.53%I	2.60%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$581,051	$391,741	$51,494
Portfolio turnover rateJ	2%I	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.30	.08
Net realized and unrealized gain (loss)	.25	2.05	.01
Total from investment operations	.41	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)C	(.05)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$12.58	$12.39	$10.09
Total ReturnE,F	3.40%	23.35%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.09%	.13%I
Expenses net of fee waivers, if any	.08%I	.09%	.09%I
Expenses net of all reductions	.08%I	.09%	.09%I
Net investment income (loss)	2.55%I	2.62%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$256,207	$104,569	$1,241
Portfolio turnover rateJ	2%I	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.057 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.31	.08
Net realized and unrealized gain (loss)	.26	2.04	.01
Total from investment operations	.42	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.23)	(.05)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$12.58	$12.39	$10.09
Total ReturnD,E	3.42%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.10%H
Expenses net of fee waivers, if any	.06%H	.06%	.06%H
Expenses net of all reductions	.06%H	.06%	.06%H
Net investment income (loss)	2.57%H	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$221,683	$135,488	$1,289
Portfolio turnover rateI	2%H	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$108,860,333
Gross unrealized depreciation	(41,513,800)
Net unrealized appreciation (depreciation)	$67,346,533
Tax cost	$1,022,189,657

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $429,278,072 and $7,434,817, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .11%, .04% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$9,028.11
Premium Class	98,483.04
Institutional Class	19,666.02
	$127,177

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,003.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,200.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $777.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Investor Class	$176,099	$12,356
Premium Class	5,601,261	274,306
Institutional Class	1,845,464	147,084
Institutional Premium Class	1,858,651	4,586
Total	$9,481,475	$438,332
From net realized gain
Investor Class	$64,345	$2,668
Premium Class	1,939,212	51,468
Institutional Class	629,512	26,952
Institutional Premium Class	624,775	804
Total	$3,257,844	$81,892

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Investor Class
Shares sold	1,414,038	2,080,742	$17,897,932	$23,149,243
Reinvestment of distributions	19,410	1,459	236,609	14,518
Shares redeemed	(964,171)	(1,341,742)	(12,236,263)	(15,054,293)
Net increase (decrease)	469,277	740,459	$5,898,278	$8,109,468
Premium Class
Shares sold	18,542,143	29,938,258	$234,584,468	$332,799,582
Reinvestment of distributions	578,359	29,064	7,050,193	289,118
Shares redeemed	(4,557,762)	(3,451,383)	(57,717,084)	(39,220,046)
Net increase (decrease)	14,562,740	26,515,939	$183,917,577	$293,868,654
Institutional Class
Shares sold	15,174,273	8,773,177	$190,471,670	$96,370,730
Reinvestment of distributions	202,632	17,495	2,470,085	174,036
Shares redeemed	(3,453,132)	(474,363)	(43,773,451)	(5,749,005)
Net increase (decrease)	11,923,773	8,316,309	$149,168,304	$90,795,761
Institutional Premium Class
Shares sold	6,551,340	10,950,498	$82,765,590	$127,826,848
Reinvestment of distributions	203,726	542	2,483,426	5,390
Shares redeemed	(70,990)	(146,727)	(896,963)	(1,770,706)
Net increase (decrease)	6,684,076	10,804,313	$84,352,053	$126,061,532

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.17%
Actual		$1,000.00	$1,033.90	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.10%
Actual		$1,000.00	$1,033.80	$.50
Hypothetical-C		$1,000.00	$1,024.30	$.50
Institutional Class	.08%
Actual		$1,000.00	$1,034.00	$.40
Hypothetical-C		$1,000.00	$1,024.40	$.40
Institutional Premium Class	.06%
Actual		$1,000.00	$1,034.20	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

TI1-I-SANN-0618
1.9879614.101

Fidelity® U.S. Sustainability Index Fund Investor Class, Premium Class and Institutional Class Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp.	5.8
Johnson & Johnson	2.9
Alphabet, Inc. Class C	2.7
Intel Corp.	2.1
Cisco Systems, Inc.	1.9
Verizon Communications, Inc.	1.7
Procter & Gamble Co.	1.5
The Coca-Cola Co.	1.5
MasterCard, Inc. Class A	1.4
Merck & Co., Inc.	1.4
22.9

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	24.7
Financials	13.8
Health Care	13.0
Consumer Discretionary	13.0
Industrials	9.8

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 5.7%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
Aptiv PLC	983	$83,142
Autoliv, Inc.	325	43,566
BorgWarner, Inc.	794	38,858
		165,566
Automobiles - 0.7%
Ford Motor Co.	13,684	153,808
Harley-Davidson, Inc.	604	24,843
Tesla, Inc. (a)	495	145,481
		324,132
Distributors - 0.1%
LKQ Corp. (a)	1,162	36,045
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	913	34,137
Darden Restaurants, Inc.	461	42,808
Domino's Pizza, Inc.	163	39,402
Hilton Worldwide Holdings, Inc.	1,058	83,413
Marriott International, Inc. Class A	1,141	155,952
McDonald's Corp.	2,952	494,283
Royal Caribbean Cruises Ltd.	634	68,592
Starbucks Corp.	5,268	303,279
Vail Resorts, Inc.	150	34,397
Wyndham Worldwide Corp.	380	43,400
		1,299,663
Household Durables - 0.4%
Garmin Ltd.	434	25,463
Mohawk Industries, Inc. (a)	236	49,532
Newell Brands, Inc.	1,816	50,176
Whirlpool Corp.	268	41,527
		166,698
Internet & Direct Marketing Retail - 2.0%
Netflix, Inc. (a)	1,602	500,561
The Booking Holdings, Inc. (a)	181	394,218
		894,779
Leisure Products - 0.2%
Hasbro, Inc.	419	36,910
Mattel, Inc. (b)	1,232	18,234
Polaris Industries, Inc.	212	22,222
		77,366
Media - 2.7%
Charter Communications, Inc. Class A (a)	691	187,461
Discovery Communications, Inc.:
Class A (a)	470	11,116
Class C (non-vtg.) (a)	1,239	27,531
Liberty Broadband Corp. Class C (a)	399	28,285
Liberty Global PLC:
Class A (a)	771	23,238
Class C (a)	2,037	59,277
The Walt Disney Co.	5,593	561,146
Time Warner, Inc.	2,882	273,214
		1,171,268
Multiline Retail - 0.4%
Dollar General Corp.	1,014	97,881
Kohl's Corp.	635	39,446
Nordstrom, Inc.	445	22,499
		159,826
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	276	31,588
AutoNation, Inc. (a)	195	9,007
Best Buy Co., Inc.	986	75,459
CarMax, Inc. (a)	681	42,563
Gap, Inc.	839	24,532
Lowe's Companies, Inc.	3,081	253,967
Ross Stores, Inc.	1,433	115,858
Tiffany & Co., Inc.	463	47,610
Tractor Supply Co.	469	31,892
Ulta Beauty, Inc. (a)	214	53,695
		686,171
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc.	1,369	25,285
lululemon athletica, Inc. (a)	377	37,625
Michael Kors Holdings Ltd. (a)	569	38,931
NIKE, Inc. Class B	4,861	332,444
PVH Corp.	288	45,985
Tapestry, Inc.	1,060	56,996
Under Armour, Inc.:
Class A (sub. vtg.) (a)	722	12,823
Class C (non-vtg.) (a)	669	10,269
VF Corp.	1,237	100,036
		660,394

TOTAL CONSUMER DISCRETIONARY		5,641,908

CONSUMER STAPLES - 7.1%
Beverages - 2.9%
Dr. Pepper Snapple Group, Inc.	667	80,013
PepsiCo, Inc.	5,265	531,449
The Coca-Cola Co.	14,985	647,502
		1,258,964
Food Products - 1.5%
Bunge Ltd.	523	37,776
Campbell Soup Co.	646	26,344
General Mills, Inc.	2,114	92,466
Hormel Foods Corp.	1,086	39,368
Kellogg Co.	953	56,132
McCormick & Co., Inc. (non-vtg.)	447	47,118
Mondelez International, Inc.	5,541	218,870
The Kraft Heinz Co.	2,250	126,855
		644,929
Household Products - 2.4%
Clorox Co.	480	56,256
Colgate-Palmolive Co.	3,089	201,495
Kimberly-Clark Corp.	1,306	135,223
Procter & Gamble Co.	9,391	679,345
		1,072,319
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	831	123,063

TOTAL CONSUMER STAPLES		3,099,275

ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	1,512	54,598
National Oilwell Varco, Inc.	1,410	54,525
Schlumberger Ltd.	5,128	351,576
TechnipFMC PLC	1,660	54,714
		515,413
Oil, Gas & Consumable Fuels - 5.3%
Andeavor	548	75,799
Antero Resources Corp. (a)	801	15,219
Apache Corp.	1,415	57,944
Cheniere Energy, Inc. (a)	751	43,678
Cimarex Energy Co.	357	35,911
Concho Resources, Inc. (a)	550	86,466
ConocoPhillips Co.	4,430	290,165
Continental Resources, Inc. (a)	335	22,130
Devon Energy Corp.	1,829	66,448
EOG Resources, Inc.	2,143	253,238
EQT Corp.	941	47,229
Hess Corp.	1,050	59,840
Kinder Morgan, Inc.	7,464	118,080
Marathon Oil Corp.	3,163	57,725
Marathon Petroleum Corp.	1,798	134,688
Newfield Exploration Co. (a)	749	22,320
Noble Energy, Inc.	1,720	58,188
Occidental Petroleum Corp.	2,836	219,109
ONEOK, Inc.	1,420	85,512
Phillips 66 Co.	1,611	179,320
Pioneer Natural Resources Co.	631	127,178
Range Resources Corp.	885	12,257
The Williams Companies, Inc.	3,075	79,120
Valero Energy Corp.	1,621	179,818
		2,327,382

TOTAL ENERGY		2,842,795

FINANCIALS - 13.8%
Banks - 3.4%
BB&T Corp.	2,903	153,278
CIT Group, Inc.	470	24,887
Citizens Financial Group, Inc.	1,828	75,844
Comerica, Inc.	650	61,477
East West Bancorp, Inc.	545	36,308
Fifth Third Bancorp	2,586	85,778
First Republic Bank	578	53,679
KeyCorp	3,994	79,560
M&T Bank Corp.	507	92,411
Peoples United Financial, Inc.	1,246	22,789
PNC Financial Services Group, Inc.	1,768	257,438
Regions Financial Corp.	4,244	79,363
Signature Bank (a)	197	25,049
SVB Financial Group (a)	194	58,124
U.S. Bancorp	6,167	311,125
Zions Bancorporation	757	41,446
		1,458,556
Capital Markets - 4.8%
Ameriprise Financial, Inc.	551	77,256
Bank of New York Mellon Corp.	3,796	206,920
BlackRock, Inc. Class A	445	232,068
Charles Schwab Corp.	4,470	248,890
CME Group, Inc.	1,260	198,677
E*TRADE Financial Corp. (a)	980	59,466
Eaton Vance Corp. (non-vtg.)	450	24,476
Franklin Resources, Inc.	1,254	42,185
IntercontinentalExchange, Inc.	2,167	157,021
Invesco Ltd.	1,508	43,687
Moody's Corp.	638	103,484
Northern Trust Corp.	803	85,720
Raymond James Financial, Inc.	493	44,247
S&P Global, Inc.	944	178,038
SEI Investments Co.	496	31,362
State Street Corp.	1,369	136,599
T. Rowe Price Group, Inc.	893	101,641
TD Ameritrade Holding Corp.	1,045	60,704
The NASDAQ OMX Group, Inc.	432	38,154
		2,070,595
Consumer Finance - 0.9%
Ally Financial, Inc.	1,633	42,621
American Express Co.	2,734	269,983
Discover Financial Services	1,355	96,544
		409,148
Diversified Financial Services - 0.1%
Voya Financial, Inc.	673	35,232
Insurance - 4.5%
AFLAC, Inc.	2,920	133,064
Allstate Corp.	1,326	129,709
American Financial Group, Inc.	282	31,928
American International Group, Inc.	3,315	185,640
Aon PLC	927	132,070
Arch Capital Group Ltd. (a)	488	39,103
Arthur J. Gallagher & Co.	678	47,453
Assurant, Inc.	195	18,100
Axis Capital Holdings Ltd.	294	17,258
Chubb Ltd.	1,713	232,403
Hartford Financial Services Group, Inc.	1,307	70,369
Lincoln National Corp.	802	56,653
Loews Corp.	1,093	57,339
Marsh & McLennan Companies, Inc.	1,887	153,791
Principal Financial Group, Inc.	1,059	62,714
Progressive Corp.	2,154	129,865
Prudential Financial, Inc.	1,568	166,710
Reinsurance Group of America, Inc.	242	36,155
RenaissanceRe Holdings Ltd.	145	19,726
The Travelers Companies, Inc.	1,012	133,179
Willis Group Holdings PLC	468	69,503
XL Group Ltd.	951	52,866
		1,975,598
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	4,339	44,995
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	1,778	21,123

TOTAL FINANCIALS		6,015,247

HEALTH CARE - 13.0%
Biotechnology - 3.4%
Amgen, Inc.	2,496	435,502
Biogen, Inc. (a)	783	214,229
BioMarin Pharmaceutical, Inc. (a)	650	54,282
Celgene Corp. (a)	2,917	254,071
Gilead Sciences, Inc.	4,839	349,521
TESARO, Inc. (a)(b)	136	6,924
Vertex Pharmaceuticals, Inc. (a)	937	143,511
		1,458,040
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	281	70,208
Becton, Dickinson & Co.	981	227,464
Dentsply Sirona, Inc.	854	42,990
Edwards Lifesciences Corp. (a)	784	99,850
Hologic, Inc. (a)	1,026	39,799
IDEXX Laboratories, Inc. (a)	320	62,237
ResMed, Inc.	529	50,065
Varian Medical Systems, Inc. (a)	340	39,301
		631,914
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	605	54,801
Anthem, Inc.	952	224,662
Cardinal Health, Inc.	1,163	74,630
Centene Corp. (a)	637	69,165
Cigna Corp.	914	157,043
Envision Healthcare Corp. (a)	435	16,169
HCA Holdings, Inc.	1,051	100,623
Henry Schein, Inc. (a)	584	44,384
Humana, Inc.	530	155,915
Laboratory Corp. of America Holdings (a)	375	64,031
Quest Diagnostics, Inc.	505	51,106
		1,012,529
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,191	78,296
Mettler-Toledo International, Inc. (a)	95	53,193
Quintiles Transnational Holdings, Inc. (a)	501	47,976
Waters Corp. (a)	295	55,581
		235,046
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	6,062	316,012
Johnson & Johnson	9,948	1,258,323
Merck & Co., Inc.	10,091	594,057
Zoetis, Inc. Class A	1,805	150,681
		2,319,073

TOTAL HEALTH CARE		5,656,602

INDUSTRIALS - 9.8%
Aerospace & Defense - 0.5%
Arconic, Inc.	1,618	28,817
L3 Technologies, Inc.	290	56,805
Rockwell Collins, Inc.	597	79,126
TransDigm Group, Inc.	193	61,870
		226,618
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	517	47,580
Expeditors International of Washington, Inc.	665	42,467
United Parcel Service, Inc. Class B	2,544	288,744
		378,791
Airlines - 0.2%
Delta Air Lines, Inc.	661	34,517
Southwest Airlines Co.	551	29,109
		63,626
Building Products - 0.6%
A.O. Smith Corp.	528	32,393
Allegion PLC	340	26,241
Fortune Brands Home & Security, Inc.	550	30,080
Johnson Controls International PLC	3,441	116,547
Lennox International, Inc.	136	26,298
Masco Corp.	1,207	45,709
		277,268
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,613	131,121
Electrical Equipment - 0.7%
Acuity Brands, Inc.	151	18,085
AMETEK, Inc.	858	59,888
Eaton Corp. PLC	1,624	121,849
Rockwell Automation, Inc.	473	77,823
Sensata Technologies, Inc. PLC (a)	643	32,613
		310,258
Industrial Conglomerates - 1.2%
3M Co.	2,208	429,213
Roper Technologies, Inc.	376	99,335
		528,548
Machinery - 2.9%
AGCO Corp.	230	14,416
Caterpillar, Inc.	2,206	318,458
Cummins, Inc.	583	93,198
Deere & Co.	1,014	137,225
Dover Corp.	577	53,488
Flowserve Corp.	466	20,695
Illinois Tool Works, Inc.	1,137	161,477
Ingersoll-Rand PLC	926	77,682
PACCAR, Inc.	1,303	82,962
Parker Hannifin Corp.	491	80,828
Pentair PLC	648	43,597
Snap-On, Inc.	214	31,084
Stanley Black & Decker, Inc.	568	80,423
WABCO Holdings, Inc. (a)	183	23,605
Xylem, Inc.	667	48,624
		1,267,762
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,485	72,958
Manpower, Inc.	237	22,686
Robert Half International, Inc.	469	28,492
		124,136
Road & Rail - 1.8%
AMERCO	24	8,100
CSX Corp.	3,146	186,841
Kansas City Southern	385	41,053
Norfolk Southern Corp.	1,060	152,078
Union Pacific Corp.	2,915	389,531
		777,603
Trading Companies & Distributors - 0.4%
Fastenal Co.	1,069	53,439
United Rentals, Inc. (a)	315	47,250
W.W. Grainger, Inc.	200	56,270
		156,959

TOTAL INDUSTRIALS		4,242,690

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	18,314	811,127
Motorola Solutions, Inc.	595	65,349
		876,476
Electronic Equipment & Components - 0.7%
Corning, Inc.	3,228	87,221
Dell Technologies, Inc. (a)	751	53,899
Flextronics International Ltd. (a)	2,012	26,156
TE Connectivity Ltd.	1,302	119,459
Trimble, Inc. (a)	942	32,593
		319,328
Internet Software & Services - 2.7%
Alphabet, Inc. Class C (a)	1,165	1,185,189
IT Services - 4.3%
Accenture PLC Class A	2,275	343,980
Automatic Data Processing, Inc.	1,643	194,005
Cognizant Technology Solutions Corp. Class A	2,182	178,531
IBM Corp.	3,258	472,280
MasterCard, Inc. Class A	3,476	619,667
The Western Union Co.	1,720	33,970
		1,842,433
Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	1,364	119,145
Applied Materials, Inc.	3,951	196,246
Intel Corp.	17,328	894,471
Lam Research Corp.	600	111,036
Marvell Technology Group Ltd.	1,457	29,227
Microchip Technology, Inc.	870	72,784
NVIDIA Corp.	2,243	504,451
Skyworks Solutions, Inc.	684	59,344
Texas Instruments, Inc.	3,647	369,915
		2,356,619
Software - 9.0%
ANSYS, Inc. (a)	316	51,085
Autodesk, Inc. (a)	732	92,159
CA Technologies, Inc.	1,174	40,855
Citrix Systems, Inc. (a)	563	57,938
Intuit, Inc.	899	166,126
Microsoft Corp.	27,136	2,537,756
Oracle Corp.	11,593	529,452
Salesforce.com, Inc. (a)	2,540	307,315
Symantec Corp.	2,266	62,972
Workday, Inc. Class A (a)	507	63,294
		3,908,952
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	5,920	100,936
HP, Inc.	6,181	132,830
Xerox Corp.	773	24,311
		258,077

TOTAL INFORMATION TECHNOLOGY		10,747,074

MATERIALS - 3.1%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	813	131,942
Albemarle Corp. U.S.	412	39,948
Axalta Coating Systems Ltd. (a)	786	24,287
Celanese Corp. Class A	506	54,987
Eastman Chemical Co.	530	54,102
Ecolab, Inc.	965	139,703
International Flavors & Fragrances, Inc.	299	42,237
LyondellBasell Industries NV Class A	1,236	130,682
PPG Industries, Inc.	945	100,057
Praxair, Inc.	1,058	161,366
Sherwin-Williams Co.	312	114,710
The Mosaic Co.	1,246	33,580
		1,027,601
Containers & Packaging - 0.5%
Avery Dennison Corp.	330	34,587
Ball Corp.	1,237	49,591
International Paper Co.	1,451	74,814
Sealed Air Corp.	652	28,590
WestRock Co.	938	55,492
		243,074
Metals & Mining - 0.2%
Nucor Corp.	1,178	72,588

TOTAL MATERIALS		1,343,263

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	365	45,468
American Tower Corp.	1,588	216,540
Boston Properties, Inc.	573	69,568
Brixmor Property Group, Inc.	1,103	16,424
Camden Property Trust (SBI)	336	28,694
Duke Realty Corp.	1,279	34,661
Equinix, Inc.	290	122,029
Federal Realty Investment Trust (SBI)	260	30,121
HCP, Inc.	1,765	41,230
Host Hotels & Resorts, Inc.	2,743	53,653
Iron Mountain, Inc.	999	33,906
Liberty Property Trust (SBI)	531	22,206
Prologis, Inc.	1,957	127,029
SBA Communications Corp. Class A (a)	433	69,380
The Macerich Co.	427	24,604
UDR, Inc.	1,066	38,536
Vornado Realty Trust	641	43,607
Welltower, Inc.	1,381	73,801
Weyerhaeuser Co.	2,797	102,874
		1,194,331
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,132	51,291
Jones Lang LaSalle, Inc.	163	27,630
		78,921

TOTAL REAL ESTATE		1,273,252

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.	3,583	66,572
Verizon Communications, Inc.	15,283	754,216
Zayo Group Holdings, Inc. (a)	663	24,067
		844,855
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)(b)	2,868	16,089

TOTAL TELECOMMUNICATION SERVICES		860,944

UTILITIES - 2.8%
Electric Utilities - 1.1%
Alliant Energy Corp.	853	36,636
Edison International	1,207	79,083
Eversource Energy	1,184	71,336
Pinnacle West Capital Corp.	398	32,039
Southern Co.	3,719	171,520
Xcel Energy, Inc.	1,930	90,401
		481,015
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	2,373	29,046
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	1,536	38,907
CMS Energy Corp.	1,013	47,803
Consolidated Edison, Inc.	1,151	92,230
Dominion Resources, Inc.	2,388	158,945
NiSource, Inc.	1,224	29,853
Public Service Enterprise Group, Inc.	1,862	97,103
Sempra Energy	879	98,272
WEC Energy Group, Inc.	1,174	75,465
		638,578
Water Utilities - 0.1%
American Water Works Co., Inc.	662	57,316

TOTAL UTILITIES		1,205,955

TOTAL COMMON STOCKS
(Cost $41,970,425)		42,929,005

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.74% (c)	125,988	126,013
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	41,671	41,675
TOTAL MONEY MARKET FUNDS
(Cost $167,688)		167,688
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $42,138,113)		43,096,693
NET OTHER ASSETS (LIABILITIES) - 0.9%		372,184
NET ASSETS - 100%		$43,468,877

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	June 2018	$132,350	$2,682	$2,682

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,168
Fidelity Securities Lending Cash Central Fund	31
Total	$3,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,682	$0
Total Equity Risk	2,682	0
Total Value of Derivatives	$2,682	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,559) — See accompanying schedule: Unaffiliated issuers (cost $41,970,425)	$42,929,005
Fidelity Central Funds (cost $167,688)	167,688
Total Investment in Securities (cost $42,138,113)		$43,096,693
Segregated cash with brokers for derivative instruments		5,800
Receivable for fund shares sold		717,193
Dividends receivable		43,907
Distributions receivable from Fidelity Central Funds		959
Total assets		43,864,552
Liabilities
Payable for investments purchased	$346,581
Payable for fund shares redeemed	1,033
Accrued management fee	2,727
Payable for daily variation margin on futures contracts	1,220
Other affiliated payables	2,439
Collateral on securities loaned	41,675
Total liabilities		395,675
Net Assets		$43,468,877
Net Assets consist of:
Paid in capital		$42,331,735
Undistributed net investment income		197,129
Accumulated undistributed net realized gain (loss) on investments		(21,248)
Net unrealized appreciation (depreciation) on investments		961,261
Net Assets		$43,468,877
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,895,755 ÷ 614,743 shares)		$11.22
Premium Class:
Net Asset Value, offering price and redemption price per share ($35,880,952 ÷ 3,198,029 shares)		$11.22
Institutional Class:
Net Asset Value, offering price and redemption price per share ($692,170 ÷ 61,687 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$293,252
Interest		10
Income from Fidelity Central Funds		3,199
Total income		296,461
Expenses
Management fee	$12,197
Transfer agent fees	10,955
Independent trustees' fees and expenses	51
Miscellaneous	7
Total expenses before reductions	23,210
Expense reductions	(36)	23,174
Net investment income (loss)		273,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,377)
Fidelity Central Funds	1
Futures contracts	4,392
Total net realized gain (loss)		(6,984)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	177,680
Futures contracts	(3,157)
Total change in net unrealized appreciation (depreciation)		174,523
Net gain (loss)		167,539
Net increase (decrease) in net assets resulting from operations		$440,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period May 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$273,287	$80,183
Net realized gain (loss)	(6,984)	(4,131)
Change in net unrealized appreciation (depreciation)	174,523	786,738
Net increase (decrease) in net assets resulting from operations	440,826	862,790
Distributions to shareholders from net investment income	(156,341)	–
Distributions to shareholders from net realized gain	(10,133)	–
Total distributions	(166,474)	–
Share transactions - net increase (decrease)	25,698,035	16,633,700
Total increase (decrease) in net assets	25,972,387	17,496,490
Net Assets
Beginning of period	17,496,490	–
End of period	$43,468,877	$17,496,490
Other Information
Undistributed net investment income end of period	$197,129	$80,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.09
Net realized and unrealized gain (loss)	.31	.80
Total from investment operations	.41	.89
Distributions from net investment income	(.07)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.08)	–
Net asset value, end of period	$11.22	$10.89
Total ReturnC,D	3.75%	8.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.21%G
Expenses net of fee waivers, if any	.21%G	.21%G
Expenses net of all reductions	.21%G	.21%G
Net investment income (loss)	1.73%G	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,896	$3,214
Portfolio turnover rateH	2%G	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Sustainability Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.09
Net realized and unrealized gain (loss)	.31	.80
Total from investment operations	.41	.89
Distributions from net investment income	(.08)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.08)C	–
Net asset value, end of period	$11.22	$10.89
Total ReturnD,E	3.80%	8.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%H	.14%H
Expenses net of fee waivers, if any	.14%H	.14%H
Expenses net of all reductions	.14%H	.14%H
Net investment income (loss)	1.80%H	1.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,881	$13,724
Portfolio turnover rateI	2%H	3%J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Sustainability Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.09
Net realized and unrealized gain (loss)	.31	.81
Total from investment operations	.41	.90
Distributions from net investment income	(.08)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.09)	–
Net asset value, end of period	$11.22	$10.90
Total ReturnC,D	3.73%	9.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.11%G
Expenses net of fee waivers, if any	.11%G	.11%G
Expenses net of all reductions	.11%G	.11%G
Net investment income (loss)	1.83%G	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$692	$558
Portfolio turnover rateH	2%G	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,775,255
Gross unrealized depreciation	(1,835,712)
Net unrealized appreciation (depreciation)	$939,543
Tax cost	$42,159,832

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,709,765 and $310,127, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .08% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.14%
Institutional Class	.11%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .13%, .06% and .03%, of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$3,535
Premium Class	7,323
Institutional Class	97
$10,955

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017(a)
From net investment income
Investor Class	$28,687	$–
Premium Class	123,382	–
Institutional Class	4,272	–
Total	$156,341	$–
From net realized gain
Investor Class	$1,965	$–
Premium Class	7,902	–
Institutional Class	266	–
Total	$10,133	$–

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Investor Class
Shares sold	998,223	531,339	$11,306,377	$5,513,531
Reinvestment of distributions	2,706	–	30,067	–
Shares redeemed	(681,278)	(236,247)	(7,778,964)	(2,466,638)
Net increase (decrease)	319,651	295,092	$3,557,480	$3,046,893
Premium Class
Shares sold	2,162,387	1,299,341	$24,558,936	$13,477,809
Reinvestment of distributions	11,366	–	126,165	–
Shares redeemed	(235,523)	(39,542)	(2,663,824)	(411,338)
Net increase (decrease)	1,938,230	1,259,799	$22,021,277	$13,066,471
Institutional Class
Shares sold	20,260	51,819	$230,775	$526,336
Reinvestment of distributions	311	–	3,452	–
Shares redeemed	(10,122)	(581)	(114,949)	(6,000)
Net increase (decrease)	10,449	51,238	$119,278	$520,336

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.21%
Actual		$1,000.00	$1,037.50	$1.06
Hypothetical-C		$1,000.00	$1,023.75	$1.05
Premium Class	.14%
Actual		$1,000.00	$1,038.00	$.71
Hypothetical-C		$1,000.00	$1,024.10	$.70
Institutional Class	.11%
Actual		$1,000.00	$1,037.30	$.56
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

USY-SANN-0618
1.9883816.100

Fidelity® International Sustainability Index Fund Investor Class, Premium Class and Institutional Class Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Novartis AG (Switzerland, Pharmaceuticals)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Total SA (France, Oil, Gas & Consumable Fuels)	1.4
SAP SE (Germany, Software)	1.0
Naspers Ltd. Class N (South Africa, Media)	1.0
Allianz SE (Germany, Insurance)	1.0
The Toronto-Dominion Bank (Canada, Banks)	0.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.9
13.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	23.6
Consumer Discretionary	11.4
Information Technology	11.3
Industrials	11.2
Consumer Staples	8.3
Health Care	8.1
Materials	8.0
Energy	5.9
Telecommunication Services	4.7
Utilities	3.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	15.7%
United Kingdom	8.4%
Canada	7.0%
France	6.8%
Germany	6.7%
Switzerland	5.8%
Australia	5.7%
Netherlands	3.9%
Taiwan	3.6%
Other*	36.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	2,079	$33,882
Amcor Ltd.	3,668	37,799
AMP Ltd.	9,253	28,010
APA Group unit	3,725	23,319
ASX Ltd.	611	26,861
Aurizon Holdings Ltd.	6,428	21,632
Australia & New Zealand Banking Group Ltd.	9,335	187,654
Bendigo & Adelaide Bank Ltd.	1,509	12,010
BlueScope Steel Ltd.	1,769	21,740
Boral Ltd.	3,738	19,237
Brambles Ltd.	5,012	37,085
Caltex Australia Ltd.	826	19,208
Coca-Cola Amatil Ltd.	1,737	12,124
Cochlear Ltd.	182	26,486
Commonwealth Bank of Australia	5,562	299,483
Computershare Ltd.	1,458	18,548
DEXUS Property Group unit	3,213	22,849
Flight Centre Travel Group Ltd.	172	7,205
Goodman Group unit	5,683	38,665
Healthscope Ltd.	5,288	9,634
Insurance Australia Group Ltd.	7,514	44,482
Lendlease Group unit	1,752	23,497
Macquarie Group Ltd.	1,024	83,393
Mirvac Group unit	11,725	19,677
National Australia Bank Ltd.	8,525	185,325
Newcrest Mining Ltd.	2,434	38,579
Ramsay Health Care Ltd.	447	21,731
Scentre Group unit	16,877	51,011
SEEK Ltd.	1,043	15,171
South32 Ltd.	16,438	45,616
SP AusNet	5,623	7,259
Stockland Corp. Ltd. unit	7,704	23,947
Sydney Airport unit	3,470	18,579
Telstra Corp. Ltd.	13,168	31,309
The GPT Group unit	5,781	20,963
Transurban Group unit	7,035	61,301
Wesfarmers Ltd.	3,590	118,110
Westpac Banking Corp.	10,775	231,452
Woodside Petroleum Ltd.	2,963	71,804

TOTAL AUSTRALIA		2,016,637

Austria - 0.1%
OMV AG	466	28,981
Bailiwick of Jersey - 0.4%
Wolseley PLC	791	60,765
WPP PLC	3,999	68,623

TOTAL BAILIWICK OF JERSEY		129,388

Belgium - 0.3%
Colruyt NV	187	10,541
KBC Groep NV	796	69,594
Umicore SA	663	37,038

TOTAL BELGIUM		117,173

Bermuda - 0.2%
Alibaba Pictures Group Ltd. (a)	40,000	4,506
Beijing Enterprises Water Group Ltd.	18,000	10,450
Brilliance China Automotive Holdings Ltd.	10,000	17,805
GOME Electrical Appliances Holdings Ltd.	32,000	3,442
Haier Electronics Group Co. Ltd.	4,000	13,839
Li & Fung Ltd.	18,000	9,053
Shangri-La Asia Ltd.	4,000	7,784
Yue Yuen Industrial (Holdings) Ltd.	2,500	7,085

TOTAL BERMUDA		73,964

Brazil - 0.8%
Atacadao Distribuicao Comercio e Industria Ltda	1,200	5,172
BM&F BOVESPA SA	6,500	46,943
BR Malls Participacoes SA	2,500	7,793
Brasil Foods SA (a)	1,400	9,911
Cielo SA	3,900	21,375
Companhia Energetica de Minas Gerais (CEMIG)	13	29
Cosan SA Industria e Comercio	500	5,678
EDP Energias do Brasil SA	1,300	5,154
Embraer SA	2,100	13,272
ENGIE Brasil Energia SA	600	6,335
Fibria Celulose SA	800	15,714
Hypermarcas SA	1,100	9,891
Itausa-Investimentos Itau SA	248	956
Klabin SA unit	1,900	11,514
Kroton Educacional SA	4,400	17,596
Localiza Rent A Car SA	1,500	11,942
Lojas Renner SA	2,200	20,479
M. Dias Branco SA	300	3,768
Multiplan Empreendimentos Imobiliarios SA	300	5,697
Natura Cosmeticos SA	600	5,517
Odontoprev SA	800	3,432
Suzano Papel e Celulose SA	1,400	16,409
TIM Participacoes SA	2,700	12,293
Ultrapar Participacoes SA	1,200	20,707
Weg SA	2,340	11,876

TOTAL BRAZIL		289,453

Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	735	30,930
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,366	59,057
AltaGas Ltd.	572	11,026
ARC Resources Ltd.	1,184	13,205
ATCO Ltd. Class I (non-vtg.)	250	7,565
Bank of Montreal	2,064	156,751
Bank of Nova Scotia	3,810	234,188
BlackBerry Ltd. (a)	1,590	16,644
CAE, Inc.	830	15,689
Canadian Imperial Bank of Commerce	1,387	120,805
Canadian National Railway Co.	2,368	182,900
Canadian Tire Ltd. Class A (non-vtg.)	196	26,711
Canadian Utilities Ltd. Class A (non-vtg.)	407	10,366
Cenovus Energy, Inc.	3,301	33,063
CGI Group, Inc. Class A (sub. vtg.) (a)	805	46,647
Empire Co. Ltd. Class A (non-vtg.)	543	10,501
Enbridge, Inc.	5,242	158,777
Encana Corp.	3,070	38,233
Finning International, Inc.	535	13,496
First Capital Realty, Inc.	502	7,847
Fortis, Inc.	1,330	44,646
Franco-Nevada Corp.	589	41,778
Gildan Activewear, Inc.	693	20,186
Hydro One Ltd. (b)	952	15,118
Jean Coutu Group, Inc. Class A (sub. vtg.)	250	4,788
Kinross Gold Corp. (a)	3,944	15,267
Loblaw Companies Ltd.	671	34,126
Magna International, Inc. Class A (sub. vtg.)	1,085	64,080
Metro, Inc. Class A (sub. vtg.)	712	22,592
National Bank of Canada	1,081	51,341
Nutrien Ltd.	2,041	92,914
Open Text Corp.	839	29,621
Pembina Pipeline Corp.	1,587	50,541
PrairieSky Royalty Ltd.	669	14,834
Rogers Communications, Inc. Class B (non-vtg.)	1,143	53,956
Shaw Communications, Inc. Class B	1,350	27,748
Sun Life Financial, Inc.	1,947	80,370
Suncor Energy, Inc.	5,241	200,423
Teck Resources Ltd. Class B (sub. vtg.)	1,808	45,385
TELUS Corp.	619	22,153
The Toronto-Dominion Bank	5,871	329,731

TOTAL CANADA		2,455,999

Cayman Islands - 3.1%
3SBio, Inc. (b)	3,000	6,446
AAC Technology Holdings, Inc.	2,500	35,882
Anta Sports Products Ltd.	3,000	17,119
Chailease Holding Co. Ltd.	4,000	14,569
China Conch Venture Holdings Ltd.	5,000	15,523
China Medical System Holdings Ltd.	4,000	9,795
Fullshare Holdings Ltd.	22,500	12,269
GCL-Poly Energy Holdings Ltd. (a)	35,000	4,329
Geely Automobile Holdings Ltd.	16,000	42,081
Lee & Man Paper Manufacturing Ltd.	5,000	5,507
Shenzhou International Group Holdings Ltd.	2,000	21,832
Sino Biopharmaceutical Ltd.	14,000	29,481
SOHO China Ltd.	6,500	3,338
Tencent Holdings Ltd.	18,100	889,845

TOTAL CAYMAN ISLANDS		1,108,016

Chile - 0.3%
Aguas Andinas SA	10,132	6,740
Compania de Petroleos de Chile SA (COPEC)	1,232	20,086
Empresa Nacional de Telecomunicaciones SA (ENTEL)	543	6,409
Empresas CMPC SA	3,947	16,203
Enersis SA	88,307	20,156
LATAM Airlines Group SA	954	14,634
S.A.C.I. Falabella	2,225	21,580

TOTAL CHILE		105,808

China - 2.0%
Air China Ltd. (H Shares)	6,000	7,910
BYD Co. Ltd. (H Shares)	2,000	13,982
China CITIC Bank Corp. Ltd. (H Shares)	28,000	20,016
China Construction Bank Corp. (H Shares)	267,000	279,725
China Everbright Bank Co. Ltd. (H Shares)	8,000	3,998
China Longyuan Power Grid Corp. Ltd. (H Shares)	10,000	9,822
China Merchants Bank Co. Ltd. (H Shares)	12,500	54,505
China Minsheng Banking Corp. Ltd. (H Shares)	17,500	16,377
China Molybdenum Co. Ltd. (H Shares)	12,000	9,018
China Shenhua Energy Co. Ltd. (H Shares)	11,000	26,981
China Southern Airlines Ltd. (H Shares)	6,000	6,461
China Vanke Co. Ltd. (H Shares)	3,700	15,292
CRRC Corp. Ltd. (H Shares)	13,000	11,490
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	11,058
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000	10,990
Huaneng Renewables Corp. Ltd. (H Shares)	20,000	8,882
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	16,500	161,228
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	2,458
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	1,500	8,137
Shanghai Pharma Holding Co. Ltd. (H Shares)	2,700	7,370
Sinopharm Group Co. Ltd. (H Shares)	3,600	15,180
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	4,108

TOTAL CHINA		704,988

Colombia - 0.1%
Cementos Argos SA	2,064	7,296
Interconexion Electrica SA ESP	1,115	5,748
Inversiones Argos SA	845	6,016

TOTAL COLOMBIA		19,060

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	529	13,528
Komercni Banka A/S	245	10,577
Telefonica Czech Rep A/S	163	2,230

TOTAL CZECH REPUBLIC		26,335

Denmark - 1.6%
Christian Hansen Holding A/S	313	28,471
Coloplast A/S Series B	377	31,937
DONG Energy A/S (b)	601	39,656
Genmab A/S (a)	184	37,339
ISS Holdings A/S	519	18,170
Novo Nordisk A/S Series B	5,915	278,170
Novozymes A/S Series B	718	33,755
Pandora A/S	337	37,547
Tryg A/S	395	9,379
Vestas Wind Systems A/S	683	44,185

TOTAL DENMARK		558,609

Egypt - 0.0%
Commercial International Bank SAE	1,588	8,477
Commercial International Bank SAE sponsored GDR	1,718	8,813

TOTAL EGYPT		17,290

Finland - 0.5%
Neste Oyj	408	34,440
Nokian Tyres PLC	383	15,378
Orion Oyj (B Shares)	317	9,639
Stora Enso Oyj (R Shares)	1,745	34,633
UPM-Kymmene Corp.	1,699	60,895
Wartsila Corp.	1,406	29,968

TOTAL FINLAND		184,953

France - 6.8%
Accor SA	596	33,734
Aeroports de Paris	95	20,925
Air Liquide SA	1,358	176,508
AXA SA	6,157	176,082
BIC SA	90	9,178
Capgemini SA	510	70,210
Carrefour SA	1,841	37,872
Casino Guichard Perrachon SA	171	8,871
CNP Assurances	547	14,030
Compagnie de St. Gobain	1,581	83,041
Danone SA	1,915	155,126
Essilor International SA	659	89,966
Eurazeo SA	137	12,044
Gecina SA	156	27,052
Imerys SA	113	10,316
JCDecaux SA	238	8,513
Kering SA	240	139,000
L'Oreal SA	799	191,865
Lagardere S.C.A. (Reg.)	411	11,753
Michelin CGDE Series B	542	76,284
Natixis SA	2,999	24,670
Orange SA	6,325	114,986
Renault SA	609	66,071
Rexel SA	959	14,881
Schneider Electric SA	1,795	163,180
Suez Environnement SA	1,143	16,508
Total SA	7,619	478,868
Unibail-Rodamco	316	75,901
Vivendi SA	3,281	86,731
Wendel SA	86	13,002

TOTAL FRANCE		2,407,168

Germany - 6.5%
adidas AG	596	146,753
Allianz SE	1,415	334,681
BASF AG	2,910	302,767
Bayerische Motoren Werke AG (BMW)	1,039	116,022
Beiersdorf AG	319	36,180
Commerzbank AG (a)	3,368	43,560
Deutsche Borse AG	612	82,307
Deutsche Post AG	3,083	133,816
E.ON AG	6,975	76,375
Evonik Industries AG	527	18,761
Fraport AG Frankfurt Airport Services Worldwide	132	12,816
HeidelbergCement Finance AG	470	46,121
Henkel AG & Co. KGaA	338	40,307
Merck KGaA	409	40,115
Metro Wholesale & Food Specialist AG	638	9,257
Muenchener Rueckversicherungs AG	491	112,627
OSRAM Licht AG	320	18,460
ProSiebenSat.1 Media AG	735	26,664
SAP SE	3,115	346,094
Siemens AG	2,424	307,836
Symrise AG	389	31,521

TOTAL GERMANY		2,283,040

Greece - 0.0%
Hellenic Telecommunications Organization SA	772	11,234
Titan Cement Co. SA (Reg.)	166	4,380

TOTAL GREECE		15,614

Hong Kong - 2.0%
BOC Hong Kong (Holdings) Ltd.	11,500	59,450
China Everbright International Ltd.	8,000	11,221
China Everbright Ltd.	4,000	8,802
China Mobile Ltd.	19,500	185,767
CLP Holdings Ltd.	5,000	51,920
CSPC Pharmaceutical Group Ltd.	14,000	35,659
Hang Lung Properties Ltd.	6,000	14,199
Hang Seng Bank Ltd.	2,400	60,792
Henderson Land Development Co. Ltd.	4,100	25,996
Hong Kong & China Gas Co. Ltd.	26,400	55,161
Hong Kong Exchanges and Clearing Ltd.	3,715	120,346
Hysan Development Co. Ltd.	2,000	11,640
Lenovo Group Ltd.	22,000	10,445
MTR Corp. Ltd.	5,008	28,139
Shanghai Industrial Holdings Ltd.	1,000	2,622
Swire Pacific Ltd. (A Shares)	1,500	14,822
Swire Properties Ltd.	3,600	12,778

TOTAL HONG KONG		709,759

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,188	13,728
OTP Bank PLC	752	32,854

TOTAL HUNGARY		46,582

India - 2.8%
ACC Ltd.	137	3,264
Ashok Leyland Ltd.	3,665	9,031
Asian Paints Ltd.	913	16,475
Aurobindo Pharma Ltd.	821	7,914
Axis Bank Ltd.	5,688	44,096
Bharat Forge Ltd.	623	7,235
Bharat Petroleum Corp. Ltd.	2,406	13,980
Bharti Airtel Ltd.	4,436	27,241
Bharti Infratel Ltd.	1,462	6,881
Bosch Ltd.	23	6,701
Dabur India Ltd.	1,655	9,177
Dr. Reddy's Laboratories Ltd.	353	11,217
Glenmark Pharmaceuticals Ltd.	430	3,693
Godrej Consumer Products Ltd.	757	12,685
Havells India Ltd.	723	5,930
HCL Technologies Ltd.	1,762	27,856
Hero Motocorp Ltd.	155	8,683
Hindalco Industries Ltd.	3,681	12,951
Hindustan Petroleum Corp. Ltd.	2,016	9,205
Hindustan Unilever Ltd.	2,063	46,683
Housing Development Finance Corp. Ltd.	4,812	136,146
ICICI Bank Ltd.	7,522	32,147
IDFC Bank Ltd.	4,330	3,137
Infosys Ltd.	5,539	99,735
Mahindra & Mahindra Financial Services Ltd. (a)	953	7,545
Mahindra & Mahindra Ltd.	2,349	30,761
Marico Ltd.	1,436	7,164
Nestle India Ltd.	70	9,891
Piramal Enterprises Ltd. (a)	251	9,789
Reliance Industries Ltd.	9,042	130,552
Shree Cement Ltd.	26	6,613
Siemens India Ltd.	223	3,757
Tata Consultancy Services Ltd.	1,456	77,216
Tata Motors Ltd. (a)	4,549	23,102
Tata Motors Ltd. Class A (a)	2,018	5,783
Tata Steel Ltd.	1,132	10,070
Tech Mahindra Ltd.	1,480	14,876
Titan Co. Ltd. (a)	988	14,556
UPL Ltd.	1,114	12,197
Wipro Ltd.	3,591	14,966
Yes Bank Ltd.	5,359	29,062

TOTAL INDIA		969,963

Indonesia - 0.8%
PT Adaro Energy Tbk	48,100	6,299
PT Astra International Tbk	63,500	32,501
PT Bank Central Asia Tbk	31,200	49,336
PT Bank Danamon Indonesia Tbk Series A	11,300	5,387
PT Bank Mandiri (Persero) Tbk	58,900	29,836
PT Bank Negara Indonesia (Persero) Tbk	23,500	13,529
PT Bank Rakyat Indonesia Tbk	175,500	40,465
PT Indofood CBP Sukses Makmur Tbk	7,100	4,411
PT Indofood Sukses Makmur Tbk	13,300	6,650
PT Jasa Marga Tbk	7,900	2,470
PT Kalbe Farma Tbk	67,700	7,309
PT Matahari Department Store Tbk	8,100	5,997
PT Pakuwon Jati Tbk	71,900	3,039
PT Perusahaan Gas Negara Tbk Series B	38,500	5,450
PT Surya Citra Media Tbk	20,700	3,789
PT Telekomunikasi Indonesia Tbk Series B	158,800	43,332
PT Unilever Indonesia Tbk	4,700	15,621
PT United Tractors Tbk	5,300	12,931
PT XL Axiata Tbk (a)	12,800	1,940

TOTAL INDONESIA		290,292

Ireland - 0.5%
CRH PLC	2,658	94,389
DCC PLC (United Kingdom)	282	27,176
Kerry Group PLC Class A	503	51,327

TOTAL IRELAND		172,892

Isle of Man - 0.0%
NEPI Rockcastle PLC	1,144	12,608
Israel - 0.2%
Bank Hapoalim BM (Reg.)	3,380	23,160
Bank Leumi le-Israel BM	4,590	27,165
Mizrahi Tefahot Bank Ltd.	454	8,314

TOTAL ISRAEL		58,639

Italy - 0.9%
Assicurazioni Generali SpA	3,987	80,598
Intesa Sanpaolo SpA	42,545	161,839
Intesa Sanpaolo SpA (Risparmio Shares)	3,207	12,726
Snam Rete Gas SpA	7,245	34,865
Terna SpA	4,490	26,986
Unipolsai SpA	3,232	8,704

TOTAL ITALY		325,718

Japan - 15.7%
AEON Co. Ltd.	1,900	38,019
AEON Financial Service Co. Ltd.	300	7,042
AEON MALL Co. Ltd.	400	8,116
Aisin Seiki Co. Ltd.	600	32,602
Ajinomoto Co., Inc.	1,700	31,195
Alfresa Holdings Corp.	600	13,260
All Nippon Airways Ltd.	400	15,880
Amada Holdings Co. Ltd.	1,000	12,047
Asahi Glass Co. Ltd.	600	24,918
Asahi Kasei Corp.	4,000	55,159
Asics Corp.	500	9,477
Astellas Pharma, Inc.	6,600	96,533
Benesse Holdings, Inc.	200	7,300
Casio Computer Co. Ltd.	600	8,963
Central Japan Railway Co.	500	100,485
Chugai Pharmaceutical Co. Ltd.	700	37,011
Dai Nippon Printing Co. Ltd.	800	17,256
Daicel Chemical Industries Ltd.	900	10,423
Daikin Industries Ltd.	800	93,707
Dainippon Sumitomo Pharma Co. Ltd.	500	9,125
Daiwa House Industry Co. Ltd.	1,800	66,026
DENSO Corp.	1,500	78,979
Dentsu, Inc.	700	33,169
East Japan Railway Co.	1,000	95,957
Eisai Co. Ltd.	800	53,750
Fast Retailing Co. Ltd.	200	88,200
Fujifilm Holdings Corp.	1,300	52,383
Fujitsu Ltd.	6,000	36,548
Hino Motors Ltd.	800	9,784
Hitachi Chemical Co. Ltd.	300	6,603
Hitachi Construction Machinery Co. Ltd.	300	10,936
Hitachi High-Technologies Corp.	200	9,349
Hitachi Metals Ltd.	700	8,042
Honda Motor Co. Ltd.	5,500	189,123
Hulic Co. Ltd.	900	9,690
INPEX Corp.	3,000	38,488
Kajima Corp.	3,000	28,952
Kaneka Corp.	1,000	9,888
Kansai Paint Co. Ltd.	600	13,524
Kao Corp.	1,600	114,965
Kawasaki Heavy Industries Ltd.	500	16,786
KDDI Corp.	5,700	153,009
Keio Corp.	400	18,332
Keyence Corp.	300	183,782
Kikkoman Corp.	500	21,702
Kobe Steel Ltd.	1,000	10,355
Komatsu Ltd.	2,900	98,857
Konica Minolta, Inc.	1,500	12,898
Kubota Corp.	3,300	55,830
Kuraray Co. Ltd.	1,100	18,333
Kurita Water Industries Ltd.	300	9,742
Kyocera Corp.	1,000	64,014
Kyowa Hakko Kirin Co., Ltd.	800	17,373
Lawson, Inc.	200	13,227
Marui Group Co. Ltd.	600	12,486
Mazda Motor Corp.	1,800	25,052
McDonald's Holdings Co. (Japan) Ltd.	200	9,367
Mitsubishi Corp.	4,800	132,909
Mitsubishi Electric Corp.	6,100	93,771
Mitsubishi Estate Co. Ltd.	4,000	73,090
Mitsubishi Materials Corp.	400	12,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,400	8,926
Mitsui Chemicals, Inc.	600	17,234
Mitsui Fudosan Co. Ltd.	2,800	72,011
Mitsui OSK Lines Ltd.	400	11,873
Mizuho Financial Group, Inc.	76,500	138,407
Murata Manufacturing Co. Ltd.	600	75,748
Nabtesco Corp.	400	14,471
NEC Corp.	800	21,990
NGK Insulators Ltd.	800	14,724
NGK Spark Plug Co. Ltd.	500	12,898
Nikon Corp.	1,100	19,199
Nippon Express Co. Ltd.	200	15,130
Nippon Prologis REIT, Inc.	6	12,640
Nippon Yusen KK	500	10,675
Nissan Motor Co. Ltd.	7,300	76,893
Nissin Food Holdings Co. Ltd.	200	14,727
Nitto Denko Corp.	500	37,276
NKSJ Holdings, Inc.	1,100	46,186
Nomura Real Estate Holdings, Inc.	400	9,945
Nomura Research Institute Ltd.	400	20,673
NSK Ltd.	1,200	16,136
NTT DOCOMO, Inc.	4,300	111,086
Obayashi Corp.	2,000	23,088
OMRON Corp.	600	32,602
Oriental Land Co. Ltd.	700	69,891
Osaka Gas Co. Ltd.	1,200	25,840
Panasonic Corp.	7,000	103,650
Resona Holdings, Inc.	7,000	39,866
Rinnai Corp.	100	9,962
Santen Pharmaceutical Co. Ltd.	1,200	20,252
Secom Co. Ltd.	700	52,519
Sekisui Chemical Co. Ltd.	1,300	23,070
Sekisui House Ltd.	1,800	33,005
Seven & i Holdings Co. Ltd.	2,400	105,746
Shimadzu Corp.	800	21,778
SHIMIZU Corp.	1,700	16,857
Shin-Etsu Chemical Co. Ltd.	1,200	120,801
Shionogi & Co. Ltd.	900	46,383
Shiseido Co. Ltd.	1,200	78,068
Showa Shell Sekiyu K.K.	600	8,491
Sony Corp.	4,000	186,824
Stanley Electric Co. Ltd.	400	14,508
Subaru Corp.	1,900	63,942
Sumitomo Chemical Co. Ltd.	5,000	28,769
Sumitomo Corp.	3,800	68,460
Sumitomo Electric Industries Ltd.	2,400	36,872
Sumitomo Heavy Industries Ltd.	400	15,331
Sumitomo Metal Mining Co. Ltd.	800	34,380
Sumitomo Mitsui Trust Holdings, Inc.	1,100	46,749
Sumitomo Rubber Industries Ltd.	600	10,741
Suntory Beverage & Food Ltd.	400	19,722
Suzuken Co. Ltd.	200	8,617
Sysmex Corp.	500	44,274
T&D Holdings, Inc.	1,700	28,909
Takashimaya Co. Ltd.	1,000	8,599
Takeda Pharmaceutical Co. Ltd.	2,300	96,853
TDK Corp.	400	34,577
Teijin Ltd.	600	11,312
Toho Co. Ltd.	400	13,392
Toho Gas Co. Ltd.	200	6,074
Tokyo Electron Ltd.	500	96,300
Tokyo Gas Co. Ltd.	1,200	32,184
Tokyu Corp.	1,700	28,629
Tokyu Fudosan Holdings Corp.	1,600	12,616
Toppan Printing Co. Ltd.	2,000	16,758
Toray Industries, Inc.	4,700	43,873
Toto Ltd.	400	22,722
Toyo Suisan Kaisha Ltd.	300	11,828
Toyoda Gosei Co. Ltd.	200	5,075
Toyota Tsusho Corp.	700	25,197
USS Co. Ltd.	700	14,734
West Japan Railway Co.	500	35,446
Yakult Honsha Co. Ltd.	400	28,540
Yamada Denki Co. Ltd.	1,900	9,976
Yamaha Corp.	500	24,195
Yamaha Motor Co. Ltd.	900	28,814
Yaskawa Electric Corp.	800	32,711
Yokogawa Electric Corp.	700	15,457

TOTAL JAPAN		5,510,687

Korea (South) - 3.3%
AMOREPACIFIC Corp.	105	34,218
AMOREPACIFIC Group, Inc.	94	12,552
BS Financial Group, Inc.	858	8,372
Cheil Industries, Inc.	239	31,244
Cheil Worldwide, Inc.	213	3,799
CJ CheilJedang Corp.	26	8,327
CJ Corp.	45	6,828
Coway Co. Ltd.	170	13,890
Daelim Industrial Co.	89	7,147
Daewoo Engineering & Construction Co. Ltd. (a)	505	2,994
DGB Financial Group Co. Ltd.	503	5,636
Doosan Heavy Industries & Construction Co. Ltd.	181	3,025
GS Engineering & Construction Corp.	149	5,677
GS Holdings Corp.	162	9,273
Hana Financial Group, Inc.	937	41,779
Hankook Tire Co. Ltd.	234	10,805
Hanmi Pharm Co. Ltd.	19	8,268
Hanon Systems	549	5,588
Hanssem Co. Ltd.	41	4,460
Hanwha Chemical Corp.	337	9,110
Hotel Shilla Co.	98	10,615
Hyosung Corp.	65	7,981
Hyundai Engineering & Construction Co. Ltd.	244	14,491
Hyundai Fire & Marine Insurance Co. Ltd.	197	7,036
Hyundai Heavy Industries Co. Ltd. (a)	114	12,721
Hyundai Industrial Development & Construction Co. (c)	152	6,586
Hyundai Mobis	216	50,020
Hyundai Wia Corp.	59	2,958
Industrial Bank of Korea	799	12,572
KB Financial Group, Inc.	1,259	71,338
Korea Gas Corp. (a)	90	4,605
Korean Air Lines Co. Ltd.	135	4,305
Kumho Petro Chemical Co. Ltd.	57	5,722
LG Chemical Ltd.	142	47,734
LG Corp.	301	22,794
LG Display Co. Ltd.	714	15,548
LG Electronics, Inc.	337	32,097
LG Household & Health Care Ltd.	29	37,099
LG Innotek Co. Ltd.	51	5,548
Lotte Chemical Corp.	49	18,943
Lotte Confectionery Co. Ltd.	99	6,018
Lotte Shopping Co. Ltd.	35	8,367
NAVER Corp.	89	59,504
Oci Co. Ltd.	54	7,866
S-Oil Corp.	143	14,688
Samsung Card Co. Ltd.	149	5,190
Samsung Electro-Mechanics Co. Ltd.	176	19,475
Samsung Fire & Marine Insurance Co. Ltd.	98	24,479
Samsung Heavy Industries Co. Ltd. (a)	1,269	8,709
Samsung Life Insurance Co. Ltd.	226	24,691
Samsung SDI Co. Ltd.	174	29,814
Samsung SDS Co. Ltd.	110	25,165
Shinhan Financial Group Co. Ltd.	1,352	60,038
SK C&C Co. Ltd.	100	27,453
SK Energy Co. Ltd.	205	37,615
SK Hynix, Inc.	1,842	145,341
SK Networks Co. Ltd.	317	1,664
SK Telecom Co. Ltd.	64	13,638
Woori Bank	1,467	21,986
Yuhan Corp.	30	6,415

TOTAL KOREA (SOUTH)		1,171,821

Luxembourg - 0.1%
SES SA (France) (depositary receipt)	1,151	17,791
Tenaris SA	1,497	28,056

TOTAL LUXEMBOURG		45,847

Malaysia - 0.9%
AMMB Holdings Bhd	5,100	5,040
Astro Malaysia Holdings Bhd (b)	5,100	2,471
Axiata Group Bhd	8,754	11,752
Bumiputra-Commerce Holdings Bhd	14,708	26,818
Dialog Group Bhd	10,000	7,818
DiGi.com Bhd	9,600	11,274
Hap Seng Consolidated Bhd	2,100	5,228
Hartalega Holdings Bhd	4,400	6,552
IHH Healthcare Bhd (b)	6,400	9,893
IOI Properties Group Bhd	4,300	1,708
Kuala Lumpur Kepong Bhd	1,500	9,726
Malayan Banking Bhd	13,588	37,270
Malaysia Airports Holdings Bhd	2,700	6,189
Maxis Bhd	6,300	9,335
MISC Bhd	4,200	7,630
Petronas Dagangan Bhd	800	5,494
PPB Group Bhd	1,500	7,343
Press Metal Bhd	4,200	5,127
Public Bank Bhd	9,200	55,697
RHB Capital Bhd	3,100	4,170
SapuraKencana Petroleum Bhd	13,000	2,094
Sime Darby Property Bhd	6,200	2,350
SP Setia Bhd	4,060	3,289
Telekom Malaysia Bhd	4,200	5,652
Tenaga Nasional Bhd	10,800	43,510
UMW Holdings Bhd (a)	1,900	2,951
YTL Corp. Bhd	13,480	4,957

TOTAL MALAYSIA		301,338

Mexico - 0.5%
Alfa SA de CV Series A	9,900	12,710
CEMEX S.A.B. de CV unit	45,600	28,527
Coca-Cola FEMSA S.A.B. de CV Series L	1,700	11,038
Compartamos S.A.B. de CV	3,100	2,478
El Puerto de Liverpool S.A.B. de CV Class C	500	3,336
Embotelladoras Arca S.A.B. de CV	1,400	9,676
Fomento Economico Mexicano S.A.B. de CV unit	6,100	58,965
Gruma S.A.B. de CV Series B	655	8,000
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	705	12,678
Grupo Bimbo S.A.B. de CV Series A	5,200	12,103
Industrias Penoles SA de CV	435	9,130
Infraestructura Energetica Nova S.A.B. de CV	1,700	7,484
Kimberly-Clark de Mexico SA de CV Series A	4,700	8,529

TOTAL MEXICO		184,654

Netherlands - 3.9%
AEGON NV	5,634	41,448
Akzo Nobel NV	799	72,269
Akzo Nobel NV rights (a)	799	1,872
ASML Holding NV (Netherlands)	1,222	232,421
CNH Industrial NV	3,235	40,003
EXOR NV	343	25,490
ING Groep NV (Certificaten Van Aandelen)	12,327	207,716
Koninklijke Ahold Delhaize NV	4,055	97,961
Koninklijke DSM NV	573	59,384
Koninklijke KPN NV	10,592	32,965
Koninklijke Philips Electronics NV	2,980	126,132
NN Group NV	975	46,731
QIAGEN NV (Germany) (a)	700	23,069
RELX NV	3,056	65,007
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,165	296,102
Vopak NV	222	10,965

TOTAL NETHERLANDS		1,379,535

New Zealand - 0.1%
Auckland International Airport Ltd.	3,217	14,441
Fletcher Building Ltd.	2,903	12,889
Mercury Nz Ltd.	2,052	4,606
Meridian Energy Ltd.	3,921	8,111
Ryman Healthcare Group Ltd.	1,248	9,308

TOTAL NEW ZEALAND		49,355

Norway - 0.8%
DNB ASA	3,111	58,180
Marine Harvest ASA	1,313	28,585
Norsk Hydro ASA	4,262	26,620
Orkla ASA	2,593	24,028
Statoil ASA	3,668	93,801
Telenor ASA	2,380	52,679

TOTAL NORWAY		283,893

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	6,200	8,343
Aboitiz Power Corp.	6,600	4,845
Ayala Land, Inc.	23,000	18,101
Bank of the Philippine Islands (BPI)	3,162	6,410
BDO Unibank, Inc.	6,150	15,623
JG Summit Holdings, Inc.	9,270	11,437
Jollibee Food Corp.	1,310	7,210
Metro Pacific Investments Corp.	45,300	4,462
Metropolitan Bank & Trust Co.	2,452	4,022
SM Investments Corp.	780	14,126
SM Prime Holdings, Inc.	27,000	17,820

TOTAL PHILIPPINES		112,399

Poland - 0.4%
Bank Handlowy w Warszawie SA	127	3,003
Bank Millennium SA (a)	1,990	4,848
Bank Polska Kasa Opieki SA	496	16,520
Bank Zachodni WBK SA	112	11,851
BRE Bank SA	46	5,628
CD Projekt RED SA	211	7,503
Grupa Lotos SA	287	4,524
KGHM Polska Miedz SA (Bearer)	448	11,952
Polish Oil & Gas Co. SA	5,446	9,589
Polski Koncern Naftowy Orlen SA	957	24,458
Powszechny Zaklad Ubezpieczen SA	1,909	23,344

TOTAL POLAND		123,220

Portugal - 0.2%
Energias de Portugal SA	7,524	27,948
Galp Energia SGPS SA Class B	1,586	30,481
Jeronimo Martins SGPS SA	793	13,924

TOTAL PORTUGAL		72,353

Qatar - 0.1%
Qatar Gas Transport Co. Ltd. (Nakilat)	825	3,329
Qatar Islamic Bank	175	5,143
Qatar Telecom (Qtel) Q.S.C. (a)	274	5,960
The Commercial Bank of Qatar	674	6,692

TOTAL QATAR		21,124

Russia - 0.5%
Alrosa Co. Ltd.	8,000	11,384
Inter Rao Ues JSC	102,000	6,479
Lukoil PJSC	1,346	88,920
NOVATEK OAO GDR (Reg. S)	287	36,449
Novolipetsk Steel OJSC	3,730	9,546
PhosAgro OJSC GDR (Reg. S)	397	5,725
RusHydro PJSC	323,000	3,821

TOTAL RUSSIA		162,324

Singapore - 1.0%
Ascendas Real Estate Investment Trust	7,700	15,447
CapitaCommercial Trust (REIT)	7,881	10,767
CapitaLand Ltd.	7,900	22,277
CapitaMall Trust	7,800	12,318
City Developments Ltd.	1,300	12,354
DBS Group Holdings Ltd.	5,700	131,511
Jardine Cycle & Carriage Ltd.	400	10,292
Keppel Corp. Ltd.	4,600	28,213
Singapore Airlines Ltd.	1,700	13,871
Singapore Press Holdings Ltd.	4,900	10,013
Singapore Telecommunications Ltd.	25,700	67,979
StarHub Ltd.	1,900	3,241
UOL Group Ltd.	1,500	9,907

TOTAL SINGAPORE		348,190

South Africa - 2.9%
Anglo American Platinum Ltd.	171	4,589
Aspen Pharmacare Holdings Ltd.	1,228	26,478
Barclays Africa Group Ltd.	2,284	33,454
Bidvest Group Ltd.	1,059	20,745
Coronation Fund Managers Ltd.	742	4,406
Exxaro Resources Ltd.	786	6,972
FirstRand Ltd.	10,659	57,085
Fortress (REIT) Ltd.:
Class A	3,387	4,661
Class B	2,540	3,540
Foschini Ltd.	720	12,388
Growthpoint Properties Ltd.	9,348	21,627
Hyprop Investments Ltd.	714	6,519
Imperial Holdings Ltd.	470	9,041
Investec Ltd.	944	7,447
Kumba Iron Ore Ltd.	211	4,507
Liberty Holdings Ltd.	468	4,931
Mondi Ltd.	371	10,824
Mr Price Group Ltd.	743	16,304
MTN Group Ltd.	5,363	53,827
Naspers Ltd. Class N	1,391	338,875
Nedbank Group Ltd.	706	16,837
Netcare Ltd.	3,726	9,278
Pick 'n Pay Stores Ltd.	1,280	8,286
Pioneer Foods Ltd.	418	4,065
Redefine Properties Ltd.	15,953	15,331
Remgro Ltd.	1,664	29,958
Resilient Property Income Fund Ltd.	1,010	5,495
RMB Holdings Ltd.	2,255	14,144
Sanlam Ltd.	4,465	28,205
Sappi Ltd.	1,839	11,736
Sasol Ltd.	1,757	62,808
Shoprite Holdings Ltd.	1,400	27,854
Spar Group Ltd.	602	10,120
Standard Bank Group Ltd.	4,103	70,369
Tiger Brands Ltd.	513	16,033
Vodacom Group Ltd.	1,902	23,779
Woolworths Holdings Ltd.	3,105	15,957

TOTAL SOUTH AFRICA		1,018,475

Spain - 2.3%
Amadeus IT Holding SA Class A	1,395	102,255
Banco Bilbao Vizcaya Argentaria SA	21,116	170,872
Banco de Sabadell SA	16,974	33,340
Bankinter SA	2,153	22,568
CaixaBank SA	11,378	55,330
Enagas SA	704	20,523
Ferrovial SA	1,547	33,132
Gas Natural SDG SA	1,118	28,231
Iberdrola SA	18,451	142,958
Inditex SA	3,436	106,969
Red Electrica Corporacion SA	1,378	28,704
Repsol SA	3,972	76,026

TOTAL SPAIN		820,908

Sweden - 2.5%
ASSA ABLOY AB (B Shares)	3,172	66,724
Atlas Copco AB:
(A Shares)	2,212	86,922
(B Shares)	1,139	40,622
Boliden AB	873	30,387
Essity AB Class B	1,927	49,074
H&M Hennes & Mauritz AB (B Shares)	2,992	51,416
Husqvarna AB (B Shares)	1,331	12,835
ICA Gruppen AB	253	7,873
Industrivarden AB (C Shares)	553	11,693
Kinnevik AB (B Shares)	742	26,870
Lundbergfoeretagen AB	122	8,290
Nordea Bank AB	9,653	98,529
Sandvik AB	3,566	61,085
Skandinaviska Enskilda Banken AB (A Shares)	4,845	45,647
Skanska AB (B Shares)	1,078	21,088
SKF AB (B Shares)	1,196	24,318
Svenska Handelsbanken AB (A Shares)	4,861	54,211
Swedbank AB (A Shares)	2,884	62,889
Telefonaktiebolaget LM Ericsson (B Shares)	9,730	74,176
TeliaSonera AB	8,901	43,892

TOTAL SWEDEN		878,541

Switzerland - 5.8%
ABB Ltd. (Reg.)	5,827	135,860
Adecco SA (Reg.)	515	34,268
Coca-Cola HBC AG	586	19,717
Compagnie Financiere Richemont SA Series A	1,650	156,847
Givaudan SA	29	64,935
Kuehne & Nagel International AG	174	27,215
Lafargeholcim Ltd. (Reg.)	1,440	80,442
Lindt & Spruengli AG (participation certificate)	6	38,628
Lonza Group AG	236	58,155
Novartis AG	7,058	543,285
Roche Holding AG (participation certificate)	2,229	495,256
SGS SA (Reg.)	17	41,462
Sika AG	7	51,070
Swiss Re Ltd.	998	95,329
Swisscom AG	82	39,469
Zurich Insurance Group AG	480	153,329

TOTAL SWITZERLAND		2,035,267

Taiwan - 3.6%
Acer, Inc.	9,000	6,852
Advantech Co. Ltd.	1,000	6,853
ASE Industrial Holding Co. Ltd.	10,000	26,930
Asia Pacific Telecom Co. Ltd. (a)	13,000	3,848
ASUSTeK Computer, Inc.	2,000	18,658
AU Optronics Corp.	26,000	10,702
Chang Hwa Commercial Bank	13,100	7,528
Chicony Electronics Co. Ltd.	1,000	2,459
China Airlines Ltd. (a)	8,000	2,913
China Steel Corp.	39,000	30,806
Chinatrust Financial Holding Co. Ltd.	54,000	38,443
Chunghwa Telecom Co. Ltd.	12,000	45,580
Compal Electronics, Inc.	12,000	7,802
Delta Electronics, Inc.	6,000	21,715
E.SUN Financial Holdings Co. Ltd.	26,518	18,719
ECLAT Textile Co. Ltd.	1,000	12,043
EVA Airways Corp.	5,000	2,680
Evergreen Marine Corp. (Taiwan) (a)	5,341	2,697
Far Eastern Textile Ltd.	9,000	8,575
Far EasTone Telecommunications Co. Ltd.	5,000	13,205
Feng Tay Enterprise Co. Ltd.	1,000	4,527
Formosa Taffeta Co. Ltd.	1,000	1,129
Fubon Financial Holding Co. Ltd.	21,000	35,864
HIWIN Technologies Corp.	1,000	15,037
Hotai Motor Co. Ltd.	1,000	9,784
Innolux Corp.	27,000	10,030
Inventec Corp.	8,000	6,050
Lite-On Technology Corp.	6,000	7,904
MediaTek, Inc.	5,000	56,767
Micro-Star International Co. Ltd.	2,000	6,235
Nan Ya Plastics Corp.	15,000	41,012
President Chain Store Corp.	2,000	19,624
Quanta Computer, Inc.	9,000	16,334
Ruentex Development Co. Ltd.	4,000	4,781
Shin Kong Financial Holding Co. Ltd.	25,000	10,143
Standard Foods Corp.	2,040	4,567
Taishin Financial Holdings Co. Ltd.	28,343	13,748
Taiwan Business Bank	6,180	1,896
Taiwan Cooperative Financial Holding Co. Ltd.	26,180	15,185
Taiwan Mobile Co. Ltd.	5,000	18,432
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	593,100
TECO Electric & Machinery Co. Ltd.	6,000	4,861
Unified-President Enterprises Corp.	15,000	36,036
United Microelectronics Corp.	37,000	19,918
Vanguard International Semiconductor Corp.	3,000	6,070
Wistron Corp.	8,029	6,373

TOTAL TAIWAN		1,254,415

Thailand - 0.9%
Advanced Info Service PCL	200	1,316
Advanced Info Service PCL (For. Reg.)	3,100	20,405
Airports of Thailand PCL	1,100	2,474
Airports of Thailand PCL (For. Reg.)	12,400	27,892
Bangkok Dusit Medical Services PCL (For. Reg.)	12,000	8,546
Banpu PCL	1,600	977
Banpu PCL (For. Reg.)	4,800	2,930
Berli Jucker PCL (For. Reg)	3,600	6,794
BTS Group Holdings PCL	12,000	3,382
BTS Group Holdings PCL	6,300	1,775
Bumrungrad Hospital PCL (For. Reg.)	1,100	6,602
C.P. ALL PCL	1,100	3,026
C.P. ALL PCL (For. Reg.)	14,500	39,882
Central Pattana PCL	600	1,531
Central Pattana PCL (For. Reg.)	3,600	9,184
Delta Electronics PCL	1,200	2,553
Delta Electronics PCL (For. Reg.)	400	851
Electricity Generating PCL (For. Reg.)	300	2,115
Energy Absolute PCL	3,300	3,730
Glow Energy PCL (For. Reg.)	2,700	7,352
Home Product Center PCL	2,100	993
Home Product Center PCL (For. Reg.)	10,100	4,777
IRPC PCL (For. Reg.)	30,700	6,830
Kasikornbank PCL (For. Reg.)	6,000	38,028
KCE Electronics PCL	800	1,731
Krung Thai Bank PCL (For. Reg.)	12,600	7,236
Minor International PCL	800	1,016
Minor International PCL (For. Reg.)	6,500	8,255
PTT Global Chemical PCL	800	2,472
PTT Global Chemical PCL (For. Reg.)	6,300	19,465
Robinsons Department Store PCL	500	1,039
Robinsons Department Store PCL (For. Reg.)	900	1,871
Siam Cement PCL (For. Reg.)	1,300	19,223
Siam Commercial Bank PCL	500	2,070
Siam Commercial Bank PCL (For. Reg.)	5,300	21,946
Thai Oil PCL	400	1,190
Thai Oil PCL (For. Reg.)	3,100	9,226
TMB PCL	13,100	976
TMB PCL (For. Reg.)	26,700	1,988

TOTAL THAILAND		303,649

Turkey - 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	664	4,355
Arcelik A/S	752	3,347
Coca-Cola Icecek Sanayi A/S	198	1,752
Koc Holding A/S	2,624	8,863
Tupras Turkiye Petrol Rafinerileri A/S	374	9,529
Ulker Biskuvi Sanayi A/S	486	2,548

TOTAL TURKEY		30,394

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	6,703	12,829
DP World Ltd.	517	11,503
Dubai Islamic Bank Pakistan Ltd.	3,984	5,965
National Bank of Abu Dhabi PJSC	4,479	15,120

TOTAL UNITED ARAB EMIRATES		45,417

United Kingdom - 8.4%
3i Group PLC	3,081	39,939
Associated British Foods PLC	1,129	42,028
Aviva PLC	12,746	92,608
Barratt Developments PLC	3,192	24,521
Berkeley Group Holdings PLC	412	23,096
British Land Co. PLC	3,033	28,076
BT Group PLC	26,703	91,654
Burberry Group PLC	1,347	33,815
Capita Group PLC	2,092	5,517
Coca-Cola European Partners PLC	683	26,774
Croda International PLC	416	25,548
easyJet PLC	509	11,142
GlaxoSmithKline PLC	15,596	312,812
Hammerson PLC	2,508	18,956
InterContinental Hotel Group PLC	572	36,137
Intertek Group PLC	511	34,478
Investec PLC	2,129	16,924
ITV PLC	11,447	23,899
J Sainsbury PLC	5,127	21,810
Johnson Matthey PLC	612	27,753
Kingfisher PLC	6,760	28,192
Land Securities Group PLC	2,358	32,086
Legal & General Group PLC	18,957	70,465
London Stock Exchange Group PLC	989	58,547
Marks & Spencer Group PLC	5,098	20,158
Mediclinic International PLC	1,160	10,716
Meggitt PLC	2,471	16,070
Merlin Entertainments PLC (b)	2,251	11,398
Mondi PLC	1,164	32,466
National Grid PLC	10,743	124,649
Next PLC	461	33,358
Old Mutual PLC	15,648	54,201
Pearson PLC	2,547	29,200
Prudential PLC	8,206	211,010
Reckitt Benckiser Group PLC	2,121	166,388
RELX PLC	3,366	72,035
RSA Insurance Group PLC	3,269	29,586
Schroders PLC	407	18,496
Scottish & Southern Energy PLC	3,221	61,130
Segro PLC	3,183	28,317
SKY PLC	3,272	62,073
Standard Chartered PLC (United Kingdom)	10,459	110,440
Standard Life PLC	8,485	42,672
Taylor Wimpey PLC	10,324	27,254
Tesco PLC	30,812	99,798
Travis Perkins PLC	790	13,802
Unilever PLC	3,908	219,208
United Utilities Group PLC	2,150	21,998
Vodafone Group PLC	84,594	246,864
Whitbread PLC	580	34,183
WM Morrison Supermarkets PLC	7,025	23,511

TOTAL UNITED KINGDOM		2,947,758

TOTAL COMMON STOCKS
(Cost $33,570,807)		34,230,493

Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.0%
Banco Bradesco SA (PN)	10,570	104,306
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	500	11,237
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,930	7,076
Itau Unibanco Holding SA	10,200	148,522
Itausa-Investimentos Itau SA (PN)	12,700	49,340
Telefonica Brasil SA	1,400	19,638

TOTAL BRAZIL		340,119

Chile - 0.1%
Embotelladora Andina SA Class B	794	3,948
Sociedad Quimica y Minera de Chile SA (PN-B)	302	16,495

TOTAL CHILE		20,443

Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	183	17,723
Henkel AG & Co. KGaA	557	70,896

TOTAL GERMANY		88,619

Korea (South) - 0.0%
AMOREPACIFIC Corp.	21	3,500
LG Chemical Ltd.	32	6,155
LG Household & Health Care Ltd.	8	5,752

TOTAL KOREA (SOUTH)		15,407

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $444,884)		464,588

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.74% (d)
(Cost $904,523)	904,342	904,523
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $34,920,214)		35,599,604
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(404,472)
NET ASSETS - 100%		$35,195,132

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	June 2018	$303,975	$6,197	$6,197
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	June 2018	172,830	(346)	(346)
TOTAL FUTURES CONTRACTS					$5,851

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,078,370.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,982 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,453
Total	$9,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,990,383	$2,331,861	$1,658,522	$--
Consumer Staples	3,090,293	1,612,053	1,478,240	--
Energy	2,040,881	1,013,015	1,027,866	--
Financials	8,335,222	3,246,481	5,088,741	--
Health Care	2,816,984	556,358	2,260,626	--
Industrials	3,935,470	2,757,832	1,171,052	6,586
Information Technology	3,987,736	1,446,585	2,541,151	--
Materials	2,750,714	1,621,167	1,129,547	--
Real Estate	1,021,456	422,769	598,687	--
Telecommunication Services	1,620,210	217,234	1,402,976	--
Utilities	1,105,732	670,599	435,133	--
Money Market Funds	904,523	904,523	--	--
Total Investments in Securities:	$35,599,604	$16,800,477	$18,792,541	$6,586
Derivative Instruments:
Assets
Futures Contracts	$6,197	$6,197	$--	$--
Total Assets	$6,197	$6,197	$--	$--
Liabilities
Futures Contracts	$(346)	$(346)	$--	$--
Total Liabilities	$(346)	$(346)	$--	$--
Total Derivative Instruments:	$5,851	$5,851	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,912,650
Level 2 to Level 1	$2,291,365

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,197	$(346)
Total Equity Risk	6,197	(346)
Total Value of Derivatives	$6,197	$(346)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,015,691)	$34,695,081
Fidelity Central Funds (cost $904,523)	904,523
Total Investment in Securities (cost $34,920,214)		$35,599,604
Segregated cash with brokers for derivative instruments		102,300
Cash		1,346
Foreign currency held at value (cost $257,486)		257,549
Receivable for investments sold		8,637
Receivable for fund shares sold		68,980
Dividends receivable		106,551
Distributions receivable from Fidelity Central Funds		1,926
Total assets		36,146,893
Liabilities
Payable for investments purchased	$853,367
Payable for fund shares redeemed	69,922
Accrued management fee	4,664
Payable for daily variation margin on futures contracts	2,670
Other affiliated payables	2,327
Other payables and accrued expenses	18,811
Total liabilities		951,761
Net Assets		$35,195,132
Net Assets consist of:
Paid in capital		$34,261,264
Undistributed net investment income		280,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,605)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		671,632
Net Assets		$35,195,132
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,327,989 ÷ 479,788 shares)		$11.10
Premium Class:
Net Asset Value, offering price and redemption price per share ($27,577,016 ÷ 2,482,971 shares)		$11.11
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,290,127 ÷ 206,162 shares)		$11.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$403,223
Interest		579
Income from Fidelity Central Funds		9,453
Income before foreign taxes withheld		413,255
Less foreign taxes withheld		(44,651)
Total income		368,604
Expenses
Management fee	$22,698
Transfer agent fees	11,323
Independent trustees' fees and expenses	46
Miscellaneous	6
Total expenses before reductions	34,073
Expense reductions	(37)	34,036
Net investment income (loss)		334,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $424)	(25,364)
Foreign currency transactions	18,773
Futures contracts	37,276
Total net realized gain (loss)		30,685
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,645)	(102,762)
Assets and liabilities in foreign currencies	(1,854)
Futures contracts	(886)
Total change in net unrealized appreciation (depreciation)		(105,502)
Net gain (loss)		(74,817)
Net increase (decrease) in net assets resulting from operations		$259,751

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period May 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$334,568	$110,330
Net realized gain (loss)	30,685	49,606
Change in net unrealized appreciation (depreciation)	(105,502)	777,134
Net increase (decrease) in net assets resulting from operations	259,751	937,070
Distributions to shareholders from net investment income	(164,057)	–
Distributions to shareholders from net realized gain	(98,896)	–
Total distributions	(262,953)	–
Share transactions - net increase (decrease)	17,377,190	16,884,074
Total increase (decrease) in net assets	17,373,988	17,821,144
Net Assets
Beginning of period	17,821,144	–
End of period	$35,195,132	$17,821,144
Other Information
Undistributed net investment income end of period	$280,841	$110,330

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.11
Net realized and unrealized gain (loss)	.14	.85
Total from investment operations	.28	.96
Distributions from net investment income	(.08)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.14)C	–
Net asset value, end of period	$11.10	$10.96
Total ReturnD,E	2.53%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.30%H
Expenses net of fee waivers, if any	.30%H	.30%H
Expenses net of all reductions	.30%H	.30%H
Net investment income (loss)	2.46%H	2.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,328	$3,485
Portfolio turnover rateI	1%H	4%J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.052 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Sustainability Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.11
Net realized and unrealized gain (loss)	.15	.85
Total from investment operations	.29	.96
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.14)	–
Net asset value, end of period	$11.11	$10.96
Total ReturnC,D	2.66%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%G
Expenses net of fee waivers, if any	.25%G	.25%G
Expenses net of all reductions	.25%G	.25%G
Net investment income (loss)	2.51%G	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$27,577	$12,368
Portfolio turnover rateH	1%G	4%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Sustainability Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.11
Net realized and unrealized gain (loss)	.15	.85
Total from investment operations	.29	.96
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.14)	–
Net asset value, end of period	$11.11	$10.96
Total ReturnC,D	2.69%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%G	.20%G
Expenses net of fee waivers, if any	.20%G	.20%G
Expenses net of all reductions	.20%G	.20%G
Net investment income (loss)	2.56%G	2.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,290	$1,968
Portfolio turnover rateH	1%G	4%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,127,236
Gross unrealized depreciation	(1,433,157)
Net unrealized appreciation (depreciation)	$694,079
Tax cost	$34,911,376

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,838,147 and $72,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .17% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.30%
Premium Class	.25%
Institutional Class	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .13%, .08% and .03%, of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$3,087
Premium Class	7,908
Institutional Class	328
$ 11,323

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Investor Class	$29,021	$–
Premium Class	118,256	–
Institutional Class	16,780	–
Total	$164,057	$–
From net realized gain
Investor Class	$18,182	$–
Premium Class	71,033	–
Institutional Class	9,681	–
Total	$98,896	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Investor Class
Shares sold	527,551	582,616	$5,951,701	$6,036,278
Reinvestment of distributions	4,265	–	46,448	–
Shares redeemed	(370,142)	(264,502)	(4,179,125)	(2,795,046)
Net increase (decrease)	161,674	318,114	$1,819,024	$3,241,232
Premium Class
Shares sold	1,485,056	1,173,399	$16,731,665	$12,295,717
Reinvestment of distributions	16,544	–	180,162	–
Shares redeemed	(147,327)	(44,701)	(1,651,965)	(476,608)
Net increase (decrease)	1,354,273	1,128,698	$15,259,862	$11,819,109
Institutional Class
Shares sold	34,243	179,549	$385,071	$1,823,733
Reinvestment of distributions	1,939	–	21,115	–
Shares redeemed	(9,569)	–	(107,882)	–
Net increase (decrease)	26,613	179,549	$298,304	$1,823,733

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.30%
Actual		$1,000.00	$1,025.30	$1.51
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Premium Class	.25%
Actual		$1,000.00	$1,026.60	$1.26
Hypothetical-C		$1,000.00	$1,023.55	$1.25
Institutional Class	.20%
Actual		$1,000.00	$1,026.90	$1.01
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ISY-SANN-0618
1.9883819.100

Fidelity® SAI International Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	27.4%
France	18.4%
United Kingdom	15.8%
Germany	6.8%
Australia	6.0%
Italy	4.3%
Spain	4.1%
Netherlands	3.7%
Bailiwick of Jersey	2.3%
Other*	11.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, as applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Bayer AG (Germany, Pharmaceuticals)	2.6
BNP Paribas SA (France, Banks)	2.5
Sanofi SA (France, Pharmaceuticals)	2.5
Total SA (France, Oil, Gas & Consumable Fuels)	2.0
Honda Motor Co. Ltd. (Japan, Automobiles)	2.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.9
Sumitomo Mitsui Financial Group, Inc. (Japan, Banks)	1.9
Intesa Sanpaolo SpA (Italy, Banks)	1.9
AXA SA (France, Insurance)	1.8
BHP Billiton Ltd. (Australia, Metals & Mining)	1.7
20.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	20.0
Industrials	14.9
Consumer Discretionary	13.2
Materials	9.9
Consumer Staples	8.8
Health Care	8.2
Energy	6.6
Telecommunication Services	5.6
Utilities	5.0
Information Technology	4.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 6.0%
Australia & New Zealand Banking Group Ltd.	151,872	$3,052,962
Bendigo & Adelaide Bank Ltd.	33,479	266,467
BHP Billiton Ltd.	160,674	3,748,404
Fortescue Metals Group Ltd.	116,448	395,093
Qantas Airways Ltd.	59,148	255,802
Rio Tinto Ltd.	28,328	1,685,917
South32 Ltd.	355,336	986,065
Wesfarmers Ltd.	77,762	2,558,338

TOTAL AUSTRALIA		12,949,048

Austria - 0.3%
OMV AG	9,864	613,456
Bailiwick of Jersey - 2.3%
Shire PLC	62,814	3,344,841
WPP PLC	91,032	1,562,121

TOTAL BAILIWICK OF JERSEY		4,906,962

Belgium - 0.4%
Colruyt NV	4,027	227,005
UCB SA	8,283	627,760

TOTAL BELGIUM		854,765

Bermuda - 1.1%
Hongkong Land Holdings Ltd.	80,589	582,436
Jardine Matheson Holdings Ltd.	21,816	1,321,040
Jardine Strategic Holdings Ltd.	12,146	459,670

TOTAL BERMUDA		2,363,146

Cayman Islands - 1.0%
CK Hutchison Holdings Ltd.	190,500	2,252,635
Denmark - 1.4%
A.P. Moller - Maersk A/S Series B	657	1,060,196
Carlsberg A/S Series B	7,246	812,014
Jyske Bank A/S (Reg.)	4,676	281,104
Vestas Wind Systems A/S	14,785	956,469

TOTAL DENMARK		3,109,783

Finland - 0.2%
Kesko Oyj	4,637	272,703
Nokia Corp.	42,306	253,845

TOTAL FINLAND		526,548

France - 18.4%
Atos Origin SA	6,323	854,430
AXA SA	133,187	3,808,969
BNP Paribas SA	69,909	5,401,327
Bouygues SA	14,912	760,827
Carrefour SA	40,369	830,450
Compagnie de St. Gobain	38,065	1,999,347
Credit Agricole SA	84,060	1,384,101
Danone SA	11,249	911,234
Eiffage SA	4,570	544,699
ENGIE	110,862	1,947,910
Eutelsat Communications	11,962	259,149
Faurecia SA	5,009	410,113
Fonciere des Regions	3,669	410,503
Gecina SA	3,295	571,390
Ingenico SA	4,277	373,939
Michelin CGDE Series B	12,273	1,727,373
Peugeot Citroen SA	37,854	933,449
Renault SA	13,160	1,427,739
Rexel SA	20,656	320,533
Sanofi SA	67,948	5,372,127
Societe Generale Series A	51,919	2,841,464
Total SA	68,533	4,307,419
VINCI SA	26,128	2,612,374

TOTAL FRANCE		40,010,866

Germany - 6.8%
Aurubis AG	2,305	206,314
Bayer AG	47,999	5,736,822
Bayerische Motoren Werke AG (BMW)	21,076	2,353,489
Covestro AG (a)	6,526	595,473
Daimler AG (Germany)	29,872	2,362,809
Deutsche Lufthansa AG	16,082	469,396
Deutsche Telekom AG	12,294	215,190
HeidelbergCement Finance AG	9,249	907,600
Merck KGaA	8,858	868,804
Metro Wholesale & Food Specialist AG	11,503	166,901
ProSiebenSat.1 Media AG	15,975	579,542
Uniper SE	13,294	412,102

TOTAL GERMANY		14,874,442

Hong Kong - 1.6%
Fosun International Ltd.	166,000	352,749
Sun Hung Kai Properties Ltd.	113,000	1,819,802
Swire Pacific Ltd. (A Shares)	34,000	335,965
Swire Properties Ltd.	72,000	255,563
Wharf Holdings Ltd.	82,000	272,802
Wheelock and Co. Ltd.	55,000	408,057

TOTAL HONG KONG		3,444,938

Ireland - 0.3%
Bank Ireland Group PLC	63,820	574,164
Glanbia PLC	3,345	56,552

TOTAL IRELAND		630,716

Isle of Man - 0.1%
Playtech Ltd.	20,148	224,842
Israel - 0.6%
Bank Hapoalim BM (Reg.)	73,462	503,362
Bank Leumi le-Israel BM	97,957	579,748
Israel Discount Bank Ltd. (Class A) (b)	80,831	224,371

TOTAL ISRAEL		1,307,481

Italy - 4.3%
Enel SpA	529,459	3,358,741
Intesa Sanpaolo SpA	1,055,844	4,016,386
Leonardo SpA	26,951	312,767
Mediobanca SpA	41,962	510,027
Telecom Italia SpA (b)	1,154,773	1,140,983

TOTAL ITALY		9,338,904

Japan - 27.4%
Aisin Seiki Co. Ltd.	13,100	711,800
Asahi Glass Co. Ltd.	16,200	672,777
Astellas Pharma, Inc.	105,100	1,537,217
Brother Industries Ltd.	16,900	364,219
Central Japan Railway Co.	14,100	2,833,672
Concordia Financial Group Ltd.	88,200	513,935
Daicel Chemical Industries Ltd.	24,000	277,936
Dic Corp.	6,200	210,977
Electric Power Development Co. Ltd.	11,900	324,169
Fujifilm Holdings Corp.	30,000	1,208,836
Fujitsu Ltd.	142,000	864,963
Haseko Corp.	20,600	325,055
Hitachi Ltd.	332,000	2,434,424
Honda Motor Co. Ltd.	124,300	4,274,175
Idemitsu Kosan Co. Ltd.	9,900	388,049
Iida Group Holdings Co. Ltd.	12,400	242,850
INPEX Corp.	71,800	921,144
Itochu Corp.	107,200	2,151,453
Japan Airlines Co. Ltd.	8,000	315,404
JX Holdings, Inc.	220,900	1,443,569
Kajima Corp.	72,000	694,841
Kansai Electric Power Co., Inc.	55,400	775,357
Konica Minolta, Inc.	34,400	295,792
Lawson, Inc.	3,400	224,863
Marubeni Corp.	119,100	897,935
Mazda Motor Corp.	41,100	572,024
Mebuki Financial Group, Inc.	72,600	282,245
Medipal Holdings Corp.	14,000	301,079
Mitsubishi Chemical Holdings Corp.	103,300	982,257
Mitsubishi Corp.	109,100	3,020,908
Mitsubishi Materials Corp.	9,100	278,028
Mitsui & Co. Ltd.	123,200	2,227,450
Mitsui Chemicals, Inc.	14,100	404,995
Mizuho Financial Group, Inc.	1,741,200	3,150,243
NEC Corp.	17,900	492,037
New Hampshire Foods Ltd.	7,400	323,902
Nippon Steel & Sumitomo Metal Corp.	60,700	1,324,273
Nippon Telegraph & Telephone Corp.	47,500	2,254,121
Nissan Motor Co. Ltd.	91,500	963,797
Obayashi Corp.	49,400	570,278
ORIX Corp.	87,500	1,539,974
Resona Holdings, Inc.	151,300	861,685
Ricoh Co. Ltd.	51,400	503,562
Seiko Epson Corp.	21,900	411,677
Seven & i Holdings Co. Ltd.	54,800	2,414,533
SHIMIZU Corp.	49,700	492,817
Subaru Corp.	43,800	1,474,023
Sumitomo Corp.	85,800	1,545,766
Sumitomo Electric Industries Ltd.	54,400	835,756
Sumitomo Mitsui Financial Group, Inc.	96,700	4,030,288
Sumitomo Rubber Industries Ltd.	13,300	238,091
Taisei Corp.	15,400	832,547
TDK Corp.	8,900	769,347
Tokyo Electric Power Co., Inc. (b)	55,800	265,933
Toppan Printing Co. Ltd.	45,000	377,058
Tosoh Corp.	22,300	396,145
Yamazaki Baking Co. Ltd.	12,500	274,195
Yokohama Rubber Co. Ltd.	9,200	217,545

TOTAL JAPAN		59,533,991

Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	43,192	1,465,398
SES SA (France) (depositary receipt)	26,297	406,480

TOTAL LUXEMBOURG		1,871,878

Netherlands - 3.7%
AEGON NV	96,167	707,472
ASM International NV (Netherlands)	3,331	199,919
ASR Nederland NV	6,033	285,298
Fiat Chrysler Automobiles NV	73,568	1,649,772
Gemalto NV	5,831	351,231
Heineken Holding NV	7,933	806,627
Koninklijke Ahold Delhaize NV	85,511	2,065,778
NN Group NV	20,869	1,000,244
Philips Lighting NV (a)	5,179	157,855
Randstad NV	8,553	551,341
SBM Offshore NV	14,282	240,250

TOTAL NETHERLANDS		8,015,787

Norway - 0.6%
Marine Harvest ASA	28,236	614,714
Norsk Hydro ASA	93,607	584,665

TOTAL NORWAY		1,199,379

Portugal - 0.3%
Energias de Portugal SA	167,210	621,115
Singapore - 1.1%
United Overseas Bank Ltd.	81,100	1,836,447
Wilmar International Ltd.	246,900	604,023

TOTAL SINGAPORE		2,440,470

Spain - 4.1%
ACS Actividades de Construccion y Servicios SA	18,775	791,268
Banco de Sabadell SA	352,746	692,850
Enagas SA	15,508	452,081
Endesa SA	21,919	512,712
Gas Natural SDG SA	24,017	606,451
International Consolidated Airlines Group SA CDI	56,491	490,114
MAPFRE SA (Reg.)	68,006	236,846
Merlin Properties Socimi SA	23,017	355,780
Repsol SA	87,466	1,674,139
Telefonica SA	313,350	3,193,189

TOTAL SPAIN		9,005,430

Sweden - 0.7%
Castellum AB	18,672	302,790
Fabege AB	19,200	222,112
Industrivarden AB (A Shares)	22,681	499,639
SSAB Svenskt Stal AB (A Shares)	44,456	252,572
Volvo AB (B Shares)	10,249	174,627

TOTAL SWEDEN		1,451,740

United Kingdom - 15.8%
3i Group PLC	66,595	863,271
Anglo American PLC (United Kingdom)	96,419	2,269,058
Babcock International Group PLC	34,352	347,977
Barratt Developments PLC	69,026	530,257
Bellway PLC	8,408	383,837
Berkeley Group Holdings PLC	9,611	538,785
BHP Billiton PLC	144,872	3,089,023
British American Tobacco PLC (United Kingdom)	28,829	1,581,199
BT Group PLC	567,454	1,947,696
Carnival PLC	10,019	651,188
Carphone Warehouse Group PLC	69,298	193,667
Centrica PLC	386,747	818,884
Fresnillo PLC	12,793	224,555
Imperial Tobacco Group PLC	66,078	2,369,303
Investec PLC	46,004	365,689
J Sainsbury PLC	116,767	496,727
Kingfisher PLC	148,186	618,000
Lloyds Banking Group PLC	2,905,890	2,577,373
Marks & Spencer Group PLC	111,309	440,121
Micro Focus International PLC	13,708	236,369
NEX Group PLC	21,616	294,016
Persimmon PLC	20,823	778,310
Rio Tinto PLC	18,821	1,025,856
Royal Dutch Shell PLC Class B (United Kingdom)	114,113	4,073,705
Royal Mail PLC	62,799	502,479
Scottish & Southern Energy PLC	70,064	1,329,717
Tate & Lyle PLC	32,366	256,032
Taylor Wimpey PLC	224,217	591,893
Tesco PLC	292,730	948,135
Vodafone Group PLC	1,202,662	3,509,627
WM Morrison Supermarkets PLC	161,254	539,678

TOTAL UNITED KINGDOM		34,392,427

TOTAL COMMON STOCKS
(Cost $220,290,455)		215,940,749

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $117,149)	117,126	117,149
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $220,407,604)		216,057,898
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,193,877
NET ASSETS - 100%		$217,251,775

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	13	June 2018	$1,317,225	$(1,738)	$(1,738)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,328 or 0.3% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,584
Total	$11,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$28,478,052	$20,352,905	$8,125,147	$--
Consumer Staples	19,354,906	10,337,444	9,017,462	--
Energy	14,113,812	5,732,688	8,381,124	--
Financials	43,594,069	18,013,470	25,580,599	--
Health Care	17,788,650	1,797,643	15,991,007	--
Industrials	33,169,216	24,167,209	9,002,007	--
Information Technology	9,772,445	9,282,231	490,214	--
Materials	21,310,604	9,795,581	11,515,023	--
Real Estate	5,537,200	1,862,575	3,674,625	--
Telecommunication Services	12,260,806	1,140,983	11,119,823	--
Utilities	10,560,989	5,872,531	4,688,458	--
Money Market Funds	117,149	117,149	--	--
Total Investments in Securities:	$216,057,898	$108,472,409	$107,585,489	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,738)	$(1,738)	$--	$--
Total Liabilities	$(1,738)	$(1,738)	$--	$--
Total Derivative Instruments:	$(1,738)	$(1,738)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,738)
Total Equity Risk	0	(1,738)
Total Value of Derivatives	$0	$(1,738)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $220,290,455)	$215,940,749
Fidelity Central Funds (cost $117,149)	117,149
Total Investment in Securities (cost $220,407,604)		$216,057,898
Segregated cash with brokers for derivative instruments		54,000
Cash		7,200
Foreign currency held at value (cost $228,533)		227,091
Dividends receivable		973,427
Distributions receivable from Fidelity Central Funds		1,723
Prepaid expenses		16,018
Receivable from investment adviser for expense reductions		36,978
Total assets		217,374,335
Liabilities
Accrued management fee	$25,823
Transfer agent fee payable	12,911
Payable for daily variation margin on futures contracts	5,247
Other affiliated payables	6,697
Custodian fees and expenses payable	29,762
Registration fees payable	26,483
Audit fees payable	15,637
Total liabilities		122,560
Net Assets		$217,251,775
Net Assets consist of:
Paid in capital		$220,017,777
Undistributed net investment income		1,753,365
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(149,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,369,823)
Net Assets, for 21,185,924 shares outstanding		$217,251,775
Net Asset Value, offering price and redemption price per share ($217,251,775 ÷ 21,185,924 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period December 19, 2017 (commencement of operations) to April 30, 2018 (Unaudited)
Investment Income
Dividends		$2,070,497
Income from Fidelity Central Funds		11,584
Income before foreign taxes withheld		2,082,081
Less foreign taxes withheld		(177,055)
Total income		1,905,026
Expenses
Management fee	$85,654
Transfer agent fees	42,827
Accounting fees and expenses	22,213
Custodian fees and expenses	35,989
Independent trustees' fees and expenses	151
Registration fees	36,881
Audit	17,890
Legal	32
Miscellaneous	325
Total expenses before reductions	241,962
Expense reductions	(128,101)	113,861
Net investment income (loss)		1,791,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(128,145)
Foreign currency transactions	4,109
Futures contracts	(25,508)
Total net realized gain (loss)		(149,544)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,349,706)
Assets and liabilities in foreign currencies	(18,379)
Futures contracts	(1,738)
Total change in net unrealized appreciation (depreciation)		(4,369,823)
Net gain (loss)		(4,519,367)
Net increase (decrease) in net assets resulting from operations		$(2,728,202)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period December 19, 2017 (commencement of operations) to April 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,791,165
Net realized gain (loss)	(149,544)
Change in net unrealized appreciation (depreciation)	(4,369,823)
Net increase (decrease) in net assets resulting from operations	(2,728,202)
Distributions to shareholders from net investment income	(37,800)
Share transactions
Proceeds from sales of shares	224,001,202
Reinvestment of distributions	37,800
Cost of shares redeemed	(4,021,225)
Net increase (decrease) in net assets resulting from share transactions	220,017,777
Total increase (decrease) in net assets	217,251,775
Net Assets
Beginning of period	–
End of period	$217,251,775
Other Information
Undistributed net investment income end of period	$1,753,365
Shares
Sold	21,576,403
Issued in reinvestment of distributions	3,757
Redeemed	(394,236)
Net increase (decrease)	21,185,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Value Index Fund

Six months ended (Unaudited) April 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.14C
Total from investment operations	.26
Distributions from net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$10.25
Total ReturnD,E	2.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H
Expenses net of fee waivers, if any	.20%H
Expenses net of all reductions	.20%H
Net investment income (loss)	3.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$217,252
Portfolio turnover rateI	23%J

 A For the period December 19, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,626,100
Gross unrealized depreciation	(9,341,122)
Net unrealized appreciation (depreciation)	$(4,715,022)
Tax cost	$220,771,182

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $256,065,935 and $35,653,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $128,101.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 19, 2017 to April 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2018	Expenses Paid During Period
Actual	.20%	$1,000.00	$1,025.70	$.74-B
Hypothetical-C		$1,000.00	$1,023.80	$1.00-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 133/365 (to reflect the period (December 19, 2017 to April 30, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Value Index Fund

On September 14, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee and the projected total expense ratio (after the effect of the contractual expense cap referred to in the next paragraph) in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds in its Lipper peer group. The Board also considered that the projected total expense ratio of the fund is below the median of funds in its No-Load peer group, but above the median of funds in its Institutional peer group. The Board considered FMR's representation that it believes the expense structure of the fund more closely resembles funds in its No-Load retail universe due to its retail-like distribution and shareholder servicing characteristics and that the fund ranks below median compared to the No-Load peer group.

The Board also noted that FMR had contractually agreed to reimburse the fund through December 31, 2018, to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, proxy and shareholder meeting expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.20%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures for the fund are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IIV-SANN-0618
1.9885502.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018